As filed with the Securities and Exchange Commission on June 28, 2006

Securities Act File No. 2-95973
Investment Company Act File No. 811-4236

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 83	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 84 (Check appropriate box or boxes)	[X]

JPMORGAN TRUST II
(Exact Name of Registrant Specified in Charter)

245 Park Avenue
New York, New York, 10167
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Stephen M. Benham, Esq.
J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, NY 10036
(Name and Address of Agent for Service)

With copies to: Jessica K. Ditullio, Esq. JPMorgan Chase and Co. 1111 Polaris Parkway Columbus, OH 43271-0152	With copies to:	With copies to: Alan G. Priest, Esq. Ropes & Gray LLP One Metro Center 700 12th Street, N.W., Suite 900 Washington, D.C. 20005-3948

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)	[X]	on ( July 1, 2006 ) pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS JULY 1, 2006

JPMorgan

Income

Funds

Class A, Class B & Class C Shares

JPMorgan Ultra Short Duration Bond Fund
    (formerly JPMorgan Ultra Short Term Bond Fund)
JPMorgan Short Duration Bond Fund
JPMorgan Intermediate Bond Fund
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Mortgage-Backed Securities Fund (Class A Only)
JPMorgan Government Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan High Yield Bond Fund

The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

CONTENTS

Fund Summaries: Investments, Risk & Performance	1
JPMorgan Ultra Short Duration Bond Fund	1
JPMorgan Short Duration Bond Fund	7
JPMorgan Intermediate Bond Fund	13
JPMorgan Core Bond Fund	19
JPMorgan Core Plus Bond Fund	25
JPMorgan Mortgage-Backed Securities Fund	31
JPMorgan Government Bond Fund	37
JPMorgan Treasury & Agency Fund	43
JPMorgan High Yield Bond Fund	49
More About the Funds	55
Principal Investment Strategies	55
Investment Risks	58
Portfolio Quality	60
Temporary Defensive Positions	61
Portfolio Turnover	62
How to Do Business with the Funds	63
Purchasing Fund Shares	63
Sales Charges	69
Rule 12b-1 Fees	7 6
Shareholder Servicing Fees	7 6
Networking and Sub-Transfer Agency Fees	7 6
Exchanging Fund Shares	76
Redeeming Fund Shares	7 8
Shareholder Information	8 1
Dividend Policies	8 1
Tax Treatment of Shareholders	8 1
Shareholder Statements and Reports	8 2
Availability of Proxy Voting Record	8 3
Portfolio Holdings Disclosure	8 3
Management of the Funds	8 4
The Adviser, Administrator and Distributor	8 4
The Sub-Adviser	8 4
Advisory Fees	8 4
Additional Compensation to Financial Intermediaries	8 4
The Fund Managers	8 5
Legal Proceedings and Additional Fee and Expense Information	8 8
Financial Highlights	10 6
Appendix A — Investment Practices	11 8

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Ultra Short Duration Bond Fund
(formerly JPMorgan Ultra Short Term Bond Fund and
One Group® Ultra Short-Term Bond Fund)

What is the goal of the Fund?

The Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

What are the Fund’s main investment strategies?

The Fund mainly invests in all types of investment grade debt securities (or unrated debt securities which JPMorgan Investment Advisors determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instruments. As part of its main investment strategy, the Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical nature of the transaction. For more information about the Ultra Short Duration Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association ( Ginnie Mae ) , the Federal National Mortgage Association ( Fannie Mae ) or the Federal Home Loan Mortgage Corporation ( Freddie Mac ) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of

JPMORGAN INCOME FUNDS

JPMorgan
    Ultra Short Duration Bond Fund

CONTINUED

principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s per formance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR) [1] — CLASS A SHARES

BEST QUARTER: 4th quarter, 2000	2.13%
WORST QUARTER: 2nd quarter, 2004	–0.15%

The Fund’s year-to-date total return through 3/31/06 was 0.56%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

JPMorgan
    Ultra Short Duration Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [2]	3/10/93
Return Before Taxes		(0.60)	2.65	4.22
Return After Taxes on Distributions		(1.85)	1.40	2.42
Return After Taxes on Distributions and Sale of Fund Shares		(0.40)	1. 5 0	2.47
CLASS B—Return Before Taxes	1/14/94	(0.98)	2.75	4.20	[5]
CLASS C—Return Before Taxes	11/1/01	1. 9 2	2.67	3.80
Lehman Brothers Short 9-12 Month U.S. Treasury Index 3 ˆ (no deduction for fees, expenses or taxes)		2.52	2.87	4.33
Lipper Ultra Short Fund Index 4 ˆ (no deduction for sales charges or taxes)		2.71	2.74	NA *

1	Historical performance shown for Class C Shares prior to its inception is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

2	Effective August 1, 2006, the sales charge applicable to Class A Shares w ill change from 3.00% to 2.25%. The performance information was calculated using 3.00%, the sales charge in effect as of December 31, 2005.

3	The Lehman Brothers Short 9-12 Month U.S. Treasury Index is an unmanaged index which includes aged U.S. Treasury notes and bonds with a remaining maturity from nine up to (but not including) twelve months. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

4	The Lipper Ultra Short Fund Index is typically comprised of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

5	Class B Shares automatically convert to Class A Shares after six years. Therefore, the performance in the “10 years” column represents a combination of Class A and Class B operating expenses.

ˆInvestors cannot invest directly in an index.

*	Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	3.00	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	2.25	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE[2]	3.00	NONE
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0 .25	0 .25	0 .25
Distribution (Rule 12b-1) Fees	0 .25	0 .75	0 .75
Shareholder Service Fees	0 .25	0 .25	0 .25
Other Expenses[3]	0 .16	0 .16	0 .16
Total Annual Fund Operating Expenses	0 .91	1.41	1.41
Fee Waiver and/or Expense Reimbursement[4]	( 0 .21)	( 0 .21)	( 0 .21)
Net Expenses [4]	0 .70	1.20	1.20

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 .70% of the average daily net assets of the Class A Shares, to 1.20% of the average daily net assets of the Class B Shares and to 1.20% of the average daily net assets of the Class C Shares through June 30, 2007.

JPMORGAN INCOME FUNDS

JPMorgan
    Ultra Short Duration Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A [1]	CLASS A2	CLASS B 3	CLASS B 3	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$369	$295	$422	$122	$122
3 Years	561	488	626	426	426
5 Years	769	697	751	751	751
10 Years	1,367	1,301	1,412	1,412	1,673

1	Reflects a 3.00% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 2.25% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after six years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN INCOME FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Short Duration Bond Fund
(formerly One Group® Short-Term Bond Fund)

What is the goal of the Fund?

The Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

What are the Fund’s main investment strategies?

The Fund mainly invests in investment grade debt securities (or unrated debt securities which JPMorgan Investment Advisors determines to be of comparable quality) with short to intermediate remaining maturities. These include U.S. government obligations, and mortgage-backed and asset-backed securities. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Short Duration Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide

JPMORGAN INCOME FUNDS

JPMorgan
    Short Duration Bond Fund

CONTINUED

financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.   As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR) [1] — CLASS A SHARES

BEST QUARTER: 3rd quarter, 2001	3.18%
WORST QUARTER: 2nd quarter, 2004	–0.96%

The Fund’s year-to-date total return through 3/31/06 was 0.49% .

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

JPMorgan
    Short Duration Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [2]	2/18/92
Return Before Taxes		(1.46)	3.02	4.17
Return After Taxes on Distributions		(2.46)	1.67	2.34
Return After Taxes on Distributions and Sale of Fund Shares		(0. 95)	1.7 6	2.41
CLASS B—Return Before Taxes	1/14/94	(1.88)	3.13	4.20	[5]
CLASS C—Return Before Taxes	11/01/01	1.12	3.07	3.80
Lehman Brothers 1–3 Year Government/Credit Index 3 ˆ (no deduction for fees, expenses or taxes)		1.77	4.15	5.06
Lipper Short U.S. Government Fund Index 4 ˆ (no deduction for sales charges or taxes)		1.68	3.27	4.41

1	Historical performance shown for Class C Shares prior to its inception is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

2	Effective August 1, 2006, the sales charge applicable to Class A Shares w ill change from 3.00% to 2.25%. The performance information was calculated using 3.00%, the sales charge in effect as of December 31, 2005.

3	The Lehman Brothers 1-3 Year Government/Credit Index is an unmanaged index with a broad measure of the performance of short-term government and corporate fixed-rate debt issues. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

4	The Lipper Short U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

5	Class B Shares automatically convert to Class A Shares after six years. Therefore, the performance in the “10 years” column represents a combination of Class A and Class B operating expenses.

ˆInvestors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	3.00	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	2.25	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE[2]	3.00	NONE
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0 .25	0. 25	0. 25
Distribution (Rule 12b-1) Fees	0. 25	0. 75	0. 75
Shareholder Service Fees	0. 25	0. 25	0. 25
Other Expenses[3]	0. 1 6	0. 1 6	0. 1 6
Total Annual Fund Operating Expenses	0. 9 1	1.4 1	1.4 1
Fee Waiver and/or Expense Reimbursement[4]	( 0 .1 1)	( 0 .1 1)	( 0 .1 1)
Net Expenses [4]	0. 80	1.30	1.30

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 .80% of the average daily net assets of the Class A Shares, to 1.30% of the average daily net assets of the Class B and to 1.30% of the average daily net assets of the Class C Shares through June 30, 200 7 .

JPMORGAN INCOME FUNDS

JPMorgan
    Short Duration Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A [1]	CLASS A2	CLASS B 3	CLASS B 3	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$379	$305	$432	$132	$132
3 Years	571	498	635	435	435
5 Years	778	707	761	761	761
10 Years	1,376	1,310	1,420	1,420	1,681

1	Reflects a 3.00% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 2.25% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after six years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN INCOME FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Intermediate Bond Fund
(formerly One Group® Intermediate Bond Fund)

What is the goal of the Fund?

The Fund seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

What are the Fund’s main investment strategies?

The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which JPMorgan Investment Advisors determines to be of comparable quality), including bonds, notes and U.S. government obligations with intermediate maturities. These include mortgage-backed and asset-backed securities. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Intermediate Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial

JPMORGAN INCOME FUNDS

JPMorgan
    Intermediate Bond Fund

CONTINUED

support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR)[1,2] — CLASS A SHARES

BEST QUARTER: 3rd quarter, 2001	4.51%
WORST QUARTER: 2nd quarter, 2004	–2.03%

The Fund’s year-to-date total return through 3/31/06 was –0.38%.

1	The Fund consolidated with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Intermediate Bond Fund was considered the accounting survivor. Therefore, all performance information for the Fund for periods prior to March 22, 1999 reflects the performance of the Pegasus Intermediate Bond Fund and its predecessors.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

JPMorgan
    Intermediate Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [2]	5/1/92
Return Before Taxes		(2.87)	4.2 5	5.22
Return After Taxes on Distributions		(4.51)	2.31	3.02
Return After Taxes on Distributions and Sale of Fund Shares		(1.88)	2.4 5	3.07
CLASS B—Return Before Taxes	9/23/96	(3.89)	4.20	5.02	[5]
CLASS C—Return Before Taxes	3/22/99	0.20	4.55	4.99
Lehman Brothers Intermediate Government/Credit Bond Index 3 ˆ (no deduction for fees, expenses or taxes)		1. 58	5.49	5. 80
Lipper Short Intermediate U.S. Government Fund Index 4 ˆ (no deduction for sales charges or taxes)		1. 26	4.18	4. 79

1	The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Intermediate Bond Fund, and the Pegasus Intermediate Bond Fund. Historical performance shown for Class C Shares prior to its inception is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

2	Effective August 1, 2006, the sales charge applicable to Class A Shares w ill change from 4.50% to 3.75%. The performance information was calculated using 4.50%, the sales charge in effect as of December 31, 2005.

3	The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of U.S. G overnment agency and Treasury securities and investment grade corporate bonds. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

4	The Lipper Short Intermediate U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

5	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the performance in the “10 years” column represents a combination of Class A and Class B operating expenses.

ˆInvestors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	4.50	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	3.75	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE[2]	5.00	1.00
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0. 30	0. 30	0. 30
Distribution (Rule 12b-1) Fees	0. 25	0. 75	0. 75
Shareholder Service Fees	0. 25	0. 25	0. 25
Other Expenses[3]	0. 1 8	0. 1 8	0. 1 8
Total Annual Fund Operating Expenses	0. 9 8	1.4 8	1.4 8
Fee Waiver and/or Expense Reimbursement[4]	( 0 .1 5)	NONE	NONE
Net Expenses [4]	0. 83	1.4 8	1.4 8

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 .83% of the average daily net assets of the Class A Shares, to 1.48% of the average daily net assets of the Class B Shares and to 1.48% of the average daily net assets of the Class C Shares through June 30, 2007.

JPMORGAN INCOME FUNDS

JPMorgan
    Intermediate Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A [1]	CLASS A [2]	CLASS B [3]	CLASS B [3]	CLASS C	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$531	$457	$651	$151	$251	$151
3 Years	734	661	768	468	468	468
5 Years	953	882	1,008	808	808	808
10 Years	1,584	1,518	1,633	1,633	1,768	1,768

1	Reflects a 4.50% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 3.75% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN INCOME FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Core Bond Fund
(formerly One Group® Bond Fund)

What is the goal of the Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

What are the Fund’s main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which JPMorgan Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. JPMorgan Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Core Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide

JPMORGAN INCOME FUNDS

JPMorgan
    Core Bond Fund

CONTINUED

financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR)[1,2] — CLASS A SHARES

BEST QUARTER: 3rd quarter, 2001	5.05%
WORST QUARTER: 2nd quarter, 2004	–2.38%

The Fund’s year-to-date total return through 3/31/06 was –0.61%.

1	The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

JPMorgan
    Core Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [2]	5/1/92
Return Before Taxes		(2.63)	4.70	5.63
Return After Taxes on Distributions		(4.24)	2.68	3.34
Return After Taxes on Distributions and Sale of Fund Shares		(1.72)	2.79	3.37
CLASS B—Return Before Taxes	8/26/96	(3.66)	4.67	5.47 [5]
CLASS C—Return Before Taxes	3/22/99	0.33	4.99	5.43
Lehman Brothers Aggregate Bond Index 3 ˆ (no deduction for fees, expenses or taxes)		2.43	5. 8 7	6.17
Lipper Intermediate U.S. Government Fund Index 4 ˆ (no deduction for sales charges or taxes)		1.85	4. 8 5	5.32

1	The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund. Historical performance shown for Class C Shares prior to its inception is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

2	Effective August 1, 2006, the sales charge applicable to Class A Shares w ill change from 4.50% to 3.75%. The performance information was calculated using 4.50%, the sales charge in effect as of December 31, 2005.

3	The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

4	The Lipper Intermediate U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

5	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the performance in the “10 years” column represents a combination of Class A and Class B operating expenses.

ˆInvestors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	4.50	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	3.75	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE[2]	5.00	1.00
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0. 30	0. 30	0. 30
Distribution (Rule 12b-1) Fees	0. 25	0. 75	0. 75
Shareholder Service Fees	0. 25	0. 25	0. 25
Other Expenses[3]	0. 1 7	0. 1 7	0. 17
Total Annual Fund Operating Expenses	0. 9 7	1.4 7	1.47
Fee Waiver and/or Expense Reimbursement[4]	( 0 .2 2)	(0.0 1)	( 0.0 1)
Net Expenses [4]	0. 75	1.4 6	1.4 6

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 .75% of the average daily net assets of the Class A Shares, to 1.46% of the average daily net assets of the Class B Shares, and to 1.46% of the average daily net assets of the Class C Shares through June 30, 2007.

JPMORGAN INCOME FUNDS

JPMorgan
    Core Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A [1]	CLASS A2	CLASS B 3	CLASS B 3	CLASS C	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$523	$449	$ 649	$ 149	$ 249	$ 149
3 Years	724	651	764	464	464	464
5 Years	924	871	1,002	802	802	802
10 Years	1,567	1,501	1,621	1,621	1,757	1,757

1	Reflects a 4.50% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 3.75% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN INCOME FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Core Plus Bond Fund
(formerly One Group® Income Bond Fund)

What is the goal of the Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

What are the Fund’s main investment strategies?

The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by JPMorgan Investment Advisors). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., high yield or junk bonds). The Fund may not invest more than 30% of its total assets in such high yield securities. The Fund also invests in mortgage-backed and asset-backed securities, and certain obligations and securities of foreign issuers. The Fund invests in securities with short to long maturities. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. JPMorgan Investment Advisors has retained JPMorgan High Yield Partners as the sub-adviser with respect to the high yield portion of the Fund. JPMorgan High Yield Partners focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. For more information about the Core Plus Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that JPMorgan Investment Advisors believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor’s Ratings Service and Ba or lower by Moody’s Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

JPMORGAN INCOME FUNDS

JPMorgan
    Core Plus Bond Fund

CONTINUED

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Securities.  Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Portfolio Quality.   The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund also may invest in securities that are rated below investment grade. These securities are considered to be speculative and may be issued by companies which are highly leveraged, less creditworthy or financially distressed.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR)[1,2] — CLASS A SHARES

BEST QUARTER: 3rd quarter, 2002	3.79%
WORST QUARTER: 2nd quarter, 2004	– 2.24%

The Fund’s year-to-date total return through 3/31/06 was –0.53%.

1	The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Multi-Sector Bond Fund and the Pegasus Multi-Sector Bond Fund. The Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi - Sector Bond Fund was the accounting survivor. Therefore, all performance information for the Fund for periods prior to March 22, 1999 reflects the performance of the Pegasus Multi-Sector Bond Fund and its predecessors.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

JPMorgan
    Core Plus Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [2]	3/5/93
Return Before Taxes		(2.08)	4.49	4.93
Return After Taxes on Distributions		(3.69)	2.51	2.66
Return After Taxes on Distributions and Sale of Fund Shares		(1.36)	2.63	2.77
CLASS B—Return Before Taxes	5/31/95	(3.05)	4.46	4.85	[5]
CLASS C—Return Before Taxes	5/30/00	0.95	4.82	4.73
Lehman Brothers Aggregate Bond Index 3 ˆ (no deduction for fees, expenses or taxes)		2.43	5.87	6.17
Lipper Intermediate Investment Grade Fund Index 4 ˆ (no deduction for sales charges or taxes)		2.30	5.68	5.77

1	The Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. The performance information for the Fund for periods prior to March 22, 1999 reflects the performance of the Pegasus Multi-Sector Bond Fund and its predecessors. Historical performance shown for Class C Shares prior to its inception is also based on the performance of Select Class Shares. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

2	Effective August 1, 2006, the sales charge applicable to Class A Shares w ill change from 4.50% to 3.75%. The performance informa tion was calculated using 4.50%, the sales charge in effect as of December 31, 2005.

3	The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

4	The Lipper Intermediate Investment Grade Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

5	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the performance in the “10 years” column represents a combination of Class A and Class B operating expenses.

ˆInvestors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	4.50	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	3.75	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE[2]	5.00	1.00
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0. 30	0. 30	0. 30
Distribution (Rule 12b-1) Fees	0. 25	0. 75	0. 75
Shareholder Service Fees	0. 25	0. 25	0. 25
Other Expenses[3]	0. 1 4	0. 1 4	0. 1 4
Total Annual Fund Operating Expenses	0. 9 4	1.4 4	1.4 4
Fee Waiver and/or Expense Reimbursement[4]	( 0 .0 2)	NONE	NONE
Net Expenses [4]	0. 9 2	1.4 4	1.4 4

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 .92% of the average daily net assets of the Class A Shares, to 1.57% of the average daily net assets of the Class B Shares, and to 1.57% of the average daily net assets of the Class C Shares through June 30, 2007 .

JPMORGAN INCOME FUNDS

JPMorgan
    Core Plus Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A [1]	CLASS A2	CLASS B 3	CLASS B 3	CLASS C	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$540	$465	$647	$147	$247	$147
3 Years	734	661	756	456	456	456
5 Years	945	874	987	787	787	787
10 Years	1,551	1,485	1,588	1,588	1,724	1,724

1	Reflects a 4.50% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 3.75% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN INCOME FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Mortgage-Backed Securities Fund
(formerly One Group® Mortgage-Backed Securities Fund)

What is the goal of the Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

What are the Fund’s main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which JPMorgan Investment Advisors determines to be of comparable quality). These include mortgage-backed securities issued by U.S. government agencies or instrumentalities such as the Ginnie Mae, F annie Mae and Freddie Mac, commercial mortgage securities and collateralized mortgage obligations. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, municipal securities and corporate debt securities. JPMorgan Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction. For more information about the Mortgage-Backed Securities Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae

JPMORGAN INCOME FUNDS

JPMorgan
    Mortgage-Backed Securities Fund

CONTINUED

is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR)[1,2] — CLASS A SHARES

BEST QUARTER: 4th quarter, 2000	4.68%
WORST QUARTER: 2nd quarter, 2004	–1.24%

The Fund’s year-to-date total return through 3/31/06 was –0.40%.

1	The Fund commenced operations on August 18, 2000 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The performance data for the Fund includes the performance of the common trust fund for the periods prior to the commencement of operations of the Fund as adjusted to reflect the contractual expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

JPMorgan
    Mortgage-Backed Securities Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [2]	8/18/00
Return Before Taxes		(2.18)	5.01	6.32
Return After Taxes on Distributions		(3.81)	2.98	5.19
Return After Taxes on Distributions and Sale of Fund Shares		(1.43)	3.05	4.83
Lehman Brothers Mortgage-Backed Securities Index 3 ˆ (no deduction for fees, expenses or taxes)		2.61	5.44	6.18
Lipper U.S. Mortgage Fund Index 4 ˆ (no deduction for sales charges or taxes)		2.24	4.74	5.32

1	The Fund commenced operations on August 18, 2000 subsequent to the transfer of assets from a common trust fund (inception 12/31/83) with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The performance data for the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the contractual expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its returns may have been lower.

2	Effective August 1, 2006, the sales charge applicable to Class A Shares w ill change from 4 . 5 0% to 3 . 7 5%. The performance information was calculated using 4 . 5 0%, the sales charge in effect as of December 31, 2005.

3	The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index which represents the performance of mortgage pools of Gin ni e Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

4	The Lipper U.S. Mortgage Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆInvestors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

CLASS A
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	4.50
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	3.75
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE[2]
Redemption Fee	NONE
Exchange Fee	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

CLASS A
Investment Advisory Fees	0. 35
Distribution (Rule 12b-1) Fees	0. 25
Shareholder Service Fees	0. 25
Other Expenses[3]	0. 1 2
Total Annual Fund Operating Expenses	0. 9 7
Fee Waiver and/or Expense Reimbursement[4]	( 0 .3 2)
Net Expenses [4]	0. 65

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 .65% of the average daily net assets of the Class A Shares through June 30, 2007 .

JPMORGAN INCOME FUNDS

JPMorgan
    Mortgage-Backed Securities Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A1	CLASS A [2]
1 Year	$513	$439
3 Years	715	642
5 Years	932	861
10 Years	1,558	1,492

1	Reflects a 4.50% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 3.75% sales charge applicable to purchases on or after August 1, 2006.

JPMORGAN INCOME FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Government Bond Fund
(formerly One Group® Government Bond Fund)

What is the goal of the Fund?

The Fund seeks a high level of current income with liquidity and safety of principal.

What are the Fund’s main investment strategies?

The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Government Bond Fund spreads its holdings across various security types within the government market sector (e.g., U.S. government agency securities and agency mortgage-backed securities). JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction. For more information about the Government Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a government bond?

A “government bond” is a debt instrument with a maturity of 90 days or more at the time of its issuance and with principal and interest guaranteed by the U.S. government and its agencies and instrumentalities, as well as stripped government securities and mortgage-related and mortgage-backed securities.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategies, the Fund may invest in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums)

JPMORGAN INCOME FUNDS

JPMorgan
    Government Bond Fund

CONTINUED

paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.   The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR) [1] — CLASS A SHARES

BEST QUARTER: 3rd quarter, 2002	5.35%
WORST QUARTER: 2nd quarter, 2004	–2.64%

The Fund’s year-to-date total return through 3/31/06 was –1.21%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

JPMorgan
    Government Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [2]	3/5/93
Return Before Taxes		(1.60)	4.56	5.16
Return After Taxes on Distributions		(3.12)	2.70	3.02
Return After Taxes on Distributions and Sale of Fund Shares		(1.05)	2.77	3.05
CLASS B—Return Before Taxes	1/14/94	(2.66)	4.50	5.12	[5]
CLASS C—Return Before Taxes	3/22/99	1.35	4.83	4.92
Lehman Brothers Government Bond Index 3 ˆ (no deduction for fees, expenses or taxes)		2.65	5.38	5.94
Lipper General U.S. Government Fund Index 4 ˆ (no deduction for sales charges or taxes)		2.50	4.81	5.17

1	Historical performance shown for Class C Shares prior to its inception is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between the classes.

2	Effective August 1, 2006, the sales charge applicable to Class A Shares w ill change from 4.50% to 3.75%. The performance informa tion was calculated using 4.50%, the sales charge in effect as of December 31, 2005.

3	The Lehman Brothers Government Bond Index is an unmanaged index comprised of securities issued by the U.S. government. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

4	The Lipper General U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

5	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the performance in the “10 years” column represents a combination of Class A and Class B operating expenses.

ˆInvestors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	4.50	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	3.75	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE[2]	5.00	1.00
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0. 30	0. 30	0. 30
Distribution (Rule 12b-1) Fees	0. 25	0. 75	0. 75
Shareholder Service Fees	0. 25	0. 25	0. 25
Other Expenses[3]	0. 1 7	0. 1 7	0. 17
Total Annual Fund Operating Expenses	0. 9 7	1.4 7	1. 4 7
Fee Waiver and/or Expense Reimbursement[4]	( 0 .2 2)	NONE	NONE
Net Expenses [4]	0. 75	1.4 7	1.4 7

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 .75% of the average daily net assets of the Class A Shares, to 1.48% of the average daily net assets of the Class B Shares, and to 1.48% of the average daily net assets of the Class C Shares through June 30, 2007 .

JPMORGAN INCOME FUNDS

JPMorgan
    Government Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A1	CLASS A2	CLASS B3	CLASS B3	CLASS C	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$523	$449	$ 650	$ 150	$ 250	$ 150
3 Years	724	651	765	465	465	465
5 Years	942	871	1,003	803	803	803
10 Years	1,567	1,501	1,622	1,622	1,757	1,757

1	Reflects a 4.50% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 3.75% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN INCOME FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Treasury & Agency Fund
(formerly One Group® Treasury & Agency Fund)

What is the goal of the Fund?

The Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

What are the Fund’s main investment strategies?

The Fund invests in U.S. Treasury and other U.S. agency obligations including U.S. Treasury bills, notes, agency debentures, repurchase agreements and other obligations issued or guaranteed by U.S. government agencies and instrumentalities. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. JPMorgan Investment Advisors looks for individual securities that it believes will perform well over time. The Treasury and Agency Fund spreads its holdings across various security types and concentrates on issues with short or intermediate remaining maturities. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Treasury & Agency Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a Treasury and Agency Obligation?

For purposes of the Treasury & Agency Fund, a Treasury and Agency Obligation includes U.S. Treasury bills, notes and other obligations issued or guaranteed by U.S. government agencies and instrumentalities, bonds, Separately Traded Registered Interest and Principal Securities known as STRIPS and Coupons Under Book Entry Safe k eeping known as CUBES.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when

JPMORGAN INCOME FUNDS

JPMorgan
    Treasury & Agency Fund

CONTINUED

securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR)[1,2] — CLASS A SHARES

BEST QUARTER: 3rd quarter, 2002	4.69%
WORST QUARTER: 2nd quarter, 2004	–1.61%

The Fund’s year-to-date total return through 3/31/06 was 0.19%.

1	The Treasury & Agency Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The performance data for the Fund includes the performance of the common trust fund for periods prior to the Fund’s commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

JPMorgan
    Treasury & Agency Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [2]	1/20/97
Return Before Taxes		(1.61)	3.50	4. 5 1
Return After Taxes on Distributions		(3.28)	1.90	2.73
Return After Taxes on Distributions and Sale of Fund Shares		(1.06)	2.0 6	2.77
CLASS B—Return Before Taxes	1/20/97	(2.20)	3.60	4.44	[6]
Lehman Brothers 1-5 Year Treasury Index 3 ˆ (no deduction for fees, expenses or taxes)		1.34	4.11	5.06
Lehman Brothers Intermediate Treasury Index 4 ˆ (no deduction for fees, expenses or taxes)		1.56	4.57	5.35
Lipper Short U.S. Government Fund Index 5 ˆ (no deduction for sales charges or taxes)		1.68	3.27	4.41

1	The Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund (inception 4/30/88) with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The performance data for the Fund includes the performance of the common trust fund for periods prior to the Fund’s commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

2	Effective August 1, 2006, the sales charge applicable to Class A Shares w ill change from 3.00% to 2.25%. The performance informa tion was calculated using 3.00%, the sales charge in effect as of December 31, 2005.

3	The Lehman Brothers 1-5 Year Treasury Index is an unmanaged index comprised of U.S. Treasury-issued securities with maturities of one to five years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

4	The Lehman Brothers Intermediate Treasury Index is an unmanaged index comprised of U.S. Treasury-issued securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares. The Lehman Brothers Inter mediate Treasury Index is shown for historical purposes only.

5	The Lipper Short U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

6	Class B Shares automatically convert to Class A Shares after six years. Therefore, the performance in the “10 years” column represents a combination of Class A and Class B operating expenses.

ˆInvestors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C5
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	3.00	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	2.25	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE[2]	3.00	1.00
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0. 30	0. 30	0. 30
Distribution (Rule 12b-1) Fees	0. 25	0. 75	0. 75
Shareholder Service Fees	0. 25	0. 25	0. 25
Other Expenses[3]	0. 23	0. 23	0. 23
Total Annual Fund Operating Expenses	1.03	1. 53	1. 53
Fee Waiver and/or Expense Reimbursement[4]	( 0 . 33)	( 0 . 33)	( 0 . 33)
Net Expenses [4]	0. 70	1.20	1.20

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period, except for Class C Shares which are based on estimated expenses .

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 .70% of the average daily net assets of the Class A Shares, to 1.20% of the average daily net assets of the Class B Shares and to 1.20% of the average daily net assets of the Class C Shares through June 30, 200 7 .

5	As of the date of this prospectus, Class C Shares have not commenced operations and are not open for investment.

JPMORGAN INCOME FUNDS

JPMorgan
    Treasury & Agency Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A [1]	CLASS A2	CLASS B 3	CLASS B 3	CLASS C	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$369	$295	$422	$122	$222	$122
3 Years	586	513	651	451	451	451
5 Years	820	749	803	803	803	803
10 Years	1,493	1,427	1,537	1,537	1,795	1,795

1	Reflects a 3.00% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 2.25% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after six years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN INCOME FUNDS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    High Yield Bond Fund
(formerly One Group® High Yield Bond Fund)

What is the goal of the Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

What are the Fund’s main investment strategies?

The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations. The Fund’s investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund’s sub-adviser, JPMorgan High Yield Partners, focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. JPMorgan High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments. For more information about the High Yield Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What is a high yield bond?

A high yield bond or junk bond is a debt security that is rated below investment grade. (Such bonds also include unrated securities that JPMorgan Investment Advisors or JPMorgan High Yield Partners believes to be of comparable quality to debt securities that are rated below investment grade.) Such bonds are also called “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor’s Ratings Service and Ba or lower by Moody’s Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a higher degree of risk.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

High Yield Bond Risk.  The Fund’s main investment strategy is to invest in high yield, high risk securities which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended as a long-term investment program for investors who are able and willing to assume a high degree of risk.

Smaller Companies.  As part of its high yield strategy, the Fund invests in debt securities of smaller, newer companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in the value of their debt securities. This may cause unexpected

JPMORGAN INCOME FUNDS

JPMorgan
    High Yield Bond Fund

CONTINUED

decreases in the value of your investment in the Fund.

Sensitivity to Interest Rates and Economic Changes.  The income and market value of the Fund’s securities may fluctuate more than higher-rated securities. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR) [1] — CLASS A SHARES

BEST QUARTER: 2nd quarter, 2003	9.52%
WORST QUARTER: 3rd quarter, 2001	–4.30%

The Fund’s year-to-date total return through 3/31/06 was 3.26%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

JPMorgan
    High Yield Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	PERFORMANCE SINCE 11/13/98
CLASS A [2]	11/13/98
Return Before Taxes		(1.91)	7.27	5.06
Return After Taxes on Distributions		(4.47)	4.08	1.77
Return After Taxes on Distributions and Sale of Fund Shares		(1.27)	4.22	2.20
CLASS B—Return Before Taxes	11/13/98	(2.93)	7.25	5.08
CLASS C—Return Before Taxes	3/22/99	1.07	7.55	5.08
Lehman Brothers High Yield Index, 2% Issuer Constrained 3 ˆ		2.7 6	9.12	5.83
Lehman Brothers High Yield Index 4 ˆ (no deduction for fees, expenses or taxes)		2.74	8.86	5.64
Lipper High Yield Current Yield Bond Index 5 ˆ (no deduction for sales charges or taxes)		3.00	6.7 6	3.86

1	Historical performance shown for Class C prior to its inception is based on the performance of Class B, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses and sales charges between the classes.

2	Effective August 1, 2006, the sales charge applicable to Class A Shares w ill change from 4.50% to 3.75%. The performance informa tion was calculated using 4.50%, the sales charge in effect as of December 31, 2005.

3	The Lehman Brothers High Yield Index, 2% Issuer Constrained is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The Index limits the maximum exposure to any one issuer to 2%. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares. The index for the Fund has changed from the Lehman Brothers High Yield Index to the Lehman Brothers High Yield Index, 2% Issuer Constrained in order to better represent the investment policies for comparison purposes.

4	The Lehman Brothers High Yield Index is an unmanaged index comprised of fixed-rate, non-investment grade debt securities that are dollar denominated and non-convertible. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

5	The Lipper High Yield Current Yield Bond Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆInvestors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	4.50	NONE	NONE
Maximum Sales Charge (Load) Imposed on Pur chases on or after August 1, 2006 (as a percentage of offering price)	3.75	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE[2]	5.00	1.00
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed/exchanged)	2.00	2.00	2.00
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0. 65	0. 65	0. 65
Distribution (Rule 12b-1) Fees	0. 25	0. 75	0. 75
Shareholder Service Fees	0. 25	0. 25	0. 25
Other Expenses[3]	0. 1 5	0. 1 5	0. 1 5
Total Annual Fund Operating Expenses	1.3 0	1.8 0	1.8 0
Fee Waiver and/or Expense Reimbursement[4]	( 0 .1 5)	NONE	NONE
Net Expenses [4]	1.1 5	1. 80	1. 80

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 1.15% of the average daily net assets of the Class A Shares, to 1.80% of the average daily net assets of the Class B Shares and to 1.80% of the average daily net assets of the Class C Shares through June 30, 200 7 .

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Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A1	CLASS A2	CLASS B3	CLASS B3	CLASS C	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$562	$488	$ 683	$ 183	$ 283	$ 183
3 Years	829	757	866	566	566	566
5 Years	1,117	1,047	1,175	975	975	975
10 Years	1,935	1,871	1,985	1,985	2,116	2,116

1	Reflects a 4.50% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 3.75% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

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Each of the Funds described in this prospectus is a series of JPMorgan Trust II (Trust) and is managed by JPMorgan Investment Advisors. For more information about the Funds and JPMorgan Investment Advisors, please read “Management of the Funds” and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

This prospectus describes mutual funds with a variety of investment objectives, including total return, current income and capital appreciation. JPMorgan Investment Advisors selects securities for the Funds by analyzing both individual securities and different industry sectors. JPMorgan Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The Funds attempt to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Funds are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment (e.g., asset-backed securities and mortgage-backed securities). In addition, the principal investment strategies that are used to meet each Fund’s investment objective are described in “Fund Summaries: Investments, Risk & Performance” in the front of this prospectus. They are also described below.

FUNDAMENTAL POLICIES

A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

In addition to the investment strategies described below for the Funds, each of the Funds may invest in shares of exchange-traded funds (ETFs), affili ated money market funds, and other investment companies. An ETF is a registered investment com pany that seeks to track the performance of a par ticular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

There can be no assurance that the Funds will achieve their investment objectives. Please note that the Funds may also use strategies that are not described below, but which are described in the Statement of Additional Information.

JPMorgan Ultra Short Duration Bond Fund. The Fund invests in all types of debt securities including money market instruments, mortgage-backed securities and asset-backed securities. The Fund will maintain a maximum interest rate sensitivity approximately equal to that of a two-year U.S. Treasury security, although the Fund’s actual interest rate sensitivity is expected to be approximately equal to that of a one-year U.S. Treasury security.

•	Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

•	The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.

•	The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

JPMorgan Short Duration Bond Fund. The Fund invests in all types of debt securities with short to intermediate maturities. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

•	Under normal circumstances, the Fund invests at least 80% of its assets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

•	Up to 20% of the Fund’s assets may be invested in preferred stock.

•	The Fund also may purchase taxable or tax-exempt municipal securities.

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•	The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

•	The Fund’s effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.

JPMorgan Intermediate Bond Fund. The Fund invests in debt securities of all types including bonds, notes and U.S. government obligations, rated as investment grade at the time of investment (or, if unrated, determined by JPMorgan Investment Advisors, to be of comparable quality). U.S. government obligations include U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

•	As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	Up to 20% of the Fund’s assets may be invested in preferred stock.

•	The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

•	The Fund’s average weighted maturity will ordinarily range between three and ten years, taking into account expected prepayment of principal on certain investments. The Fund may shorten that average weighted maturity to as little as one year for temporary defensive purposes.

WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The terms “Intermediate” and “Short Term” in a Fund’s name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund’s portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

JPMorgan Core Bond Fund. The Fund invests in all types of debt securities rated as investment grade (or unrated debt securities which JPMorgan Investment Advisors determines to be of comparable quality), as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

•	As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. Generally, such bonds will have intermediate to long maturities.

•	The Fund also may purchase taxable or tax-exempt municipal securities.

•	The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

•	The Fund’s average weighted maturity will ordinarily range between four and 12 years, although the Fund may shorten its weighted average maturity if deemed appropriate for temporary defensive purposes.

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JPMorgan Core Plus Bond Fund. The Fund invests in all types of debt securities rated as investment grade or below investment grade, as well as preferred stock and loan participations.

•	As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	The Fund invests at least 70% of its total assets in all types of debt securities rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by JPMorgan Investment Advisors. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

•	Up to 30% of the Fund’s total assets may be invested in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade or, if unrated, determined by JPMorgan High Yield Partners, the Fund’s sub-adviser, to be of comparable quality.

•	The Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category.

•	Up to 25% of the Fund’s net assets may be invested in debt securities issued or guaranteed by foreign governments or their agencies and instrumentalities and debt securities issued by foreign corporations and supranational banks.

•	The Fund also may purchase taxable or tax-exempt municipal securities.

•	The Fund’s average weighted maturity will ordinarily range between five and 20 years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

JPMorgan Mortgage-Backed Securities Fund.  The Fund invests in mortgage-backed securities and other securities representing an interest in or secured by mortgages.

•	Under normal circumstances, the Fund invests at least 80% of its assets in mortgage-backed securities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

•	As a matter of fundamental policy, at least 65% of the Fund’s total assets will consist of bonds.

•	The Fund will purchase securities issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. The Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.

•	The Fund may purchase taxable or tax-exempt municipal securities.

•	The Fund may invest in debt securities that are rated in the lowest investment grade category.

•	The Fund’s average weighted maturity will normally range between two and ten years although the Fund may shorten its weighted average if deemed appropriate for temporary defensive purposes.

JPMorgan Government Bond Fund.  The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities or related to securities issued by the U.S. government and its agencies and instrumentalities.

•	Under normal circumstances, the Fund will invest at least 80% of its assets in bonds issued by the U.S. government and its agencies and instrumentalities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

•	The Fund’s average weighted maturity will ordinarily range between three and 15 years, taking into account expected prepayment of principal on certain investments. However, the Fund’s average weighted remaining maturity may be outside this range if warranted by market conditions.

JPMorgan Treasury & Agency Fund.  The Fund invests in U.S. Treasury and U.S. agency obligations including fixed income securities and mortgage-

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related securities. Under normal circumstances, the Fund will invest at least 80% of its assets in Treasury and Agency Obligations. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

WHAT IS A TREASURY AND AGENCY OBLIGATION?

For purposes of the Treasury & Agency Fund, a Treasury and Agency Obligation includes U.S. Treasury bills, notes and other obligations issued or guaranteed by U.S. government agencies and instrumentalities. Separately Traded Registered Interest and Principal Securities known as STRIPS and Coupons Under Book Entry Safekeeping known as CUBES.

•	The Fund also invests in other government-only investment companies, including JPMorgan money market funds. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The Fund also may invest in government mortgage-backed securities and government adjustable rate mortgage loans known as ARMs, as well as engage in securities lending.

•	Normally, the Fund’s average weighted maturity will range between two and five years.

JPMorgan High Yield Bond Fund.  The Fund’s sub-adviser, JPMorgan High Yield Partners, focuses on value in choosing securities for the Fund by using a “bottom-up” research methodology.

WHAT IS A BOTTOM-UP RESEARCH METHODOLOGY?

When JPMorgan High Yield Partners uses a bottom-up research methodology, it looks primarily at individual companies against the context of broader market factors.

For each issuer, JPMorgan High Yield Partners performs an in-depth analysis of the issuer including, business prospects, management, capital requirements, capital structure, enterprise value, and security structure and covenants. In addition, JPMorgan High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments, expediting the review of the Fund’s investments which are considered to be the most risky.

•	As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	Under normal circumstances, the Fund invests at least 80% of its assets in bonds, loan participations, preferred stock and other debt securities, which are rated below investment grade or unrated. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. The Fund may invest up to 100% of the Fund’s total assets in lower rated or unrated securities.

•	Up to 20% of the Fund’s assets may be invested in other securities, including investment grade debt securities.

•	The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

INVESTMENT RISKS

The main risks associated with investing in the Funds are described below and in “Fund Summaries: Investments, Risk & Performance” at the front of this prospectus.

Fixed Income Securities.  Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of the Fund’s investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.

U.S. Government Securities.  U.S. government securities may be guaranteed by the U.S. Treasury,

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by the right to borrow from the U.S. Treasury, or only by the agency or instrumentality issuing the security. Certain agencies and instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury, while others are supported by their own credit. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities unless required to do so by law.

Mortgage-backed securities may be issued by various U.S. governmental agencies such as Ginnie Mae, U.S. government-related organizations such as Fannie Mae and Freddie Mac, and non-governmental issuers. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, U.S. government-related organizations such as Fannie Mae and Freddie Mac may guarantee the timely payment of principal and interest on their securities, but such guarantees are not backed by the full faith and credit of the U.S. government.

Derivatives. The Funds (other than the Treasury & Agency Fund) may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. A Fund’s use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Lower-Rated Investment Grade Securities. The Intermediate Bond Fund, the Ultra Short Duration Bond Fund, the Short Duration Bond Fund, the Core Bond Fund, the Core Plus Bond Fund, the Mortgage-Backed Securities Fund and the High Yield Bond Fund may purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

High Yield Securities. The High Yield Bond Fund and, to a lesser extent, the Core Plus Bond Fund invest in high yield securities that are unrated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. You should not invest in the Funds unless you are willing to assume the greater risk associated with high yield securities. These risks include the following:

•	Greater Risk of Loss. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer failed to pay principal or interest, the Funds would experience a decrease in income and a decline in the market value of its investments. The Funds also may incur additional expenses in seeking recovery from the issuer.

•	Sensitivity to Interest Rate and Economic Changes. The income and market value of the Funds’ securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Funds’ investments and the Funds’ net asset values may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

•	Valuation Difficulties. It is often more difficult to value lower-rated securities than higher-rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the Funds’ investments may be thinly traded and there may be no established secondary

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market. Because of the lack of market pricing and current information for certain of the Funds’ investments, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

•	Liquidity. There may be no established secondary or public market for the Funds’ investments and they generally trade at larger bid-as spreads than investment grade debt securities. In addition, a major portion of an issue of lower-rated securities may be held by relatively few institutional purchasers at times. As a result, the Funds may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

•	High Yield Bond Market. Economic downturn, volatility in the capital markets or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

•	Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, the Funds will not rely solely on ratings issued by established credit rating agencies, but will use such ratings in conjunction with JPMorgan Investment Advisors’ or JPMorgan High Yield Partners’ independent and ongoing review of credit quality. (Please see “Description of Ratings” in the Statement of Additional Information.) Because investments in lower rated or unrated securities involve greater investment risk, achievement of the Funds’ investment objectives will be more dependent on JPMorgan Investment Advisor’s or JPMorgan High Yield Partners’ credit analysis than would be the case if the Funds were investing in higher rated securities. The Funds may seek to hedge investments through transactions in options, futures contracts and related options. The Funds also may use swap agreements to further manage exposure to lower rated securities.

Small-Capitalization Companies. Investments in smaller, younger companies may be riskier and more volatile than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in the value of their securities. This may cause unexpected decreases in the value of your investment in a Fund.

Foreign Securities. Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of the Funds that invest in foreign securities is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

For more information about risks associated with the types of investments that the Funds purchase, please read “Fund Summaries: Investments, Risk & Performance,” Appendix A and the Statement of Additional Information.

PORTFOLIO QUALITY

Various rating organizations (like Standard & Poor’s Ratings Service and Moody’s Investors Service, Inc.) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: “Investment Grade Securities” and “Non-Investment Grade Securities.” Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

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The Funds only purchase securities that meet the rating criteria described below. JPMorgan Investment Advisors (or JPMorgan High Yield Partners with respect to the High Yield Bond Fund and the portion of the Core Plus Bond Fund subadvised by it) will look at a security’s rating at the time of investment. If the securities are unrated, JPMorgan Investment Advisors (or JPMorgan High Yield Partners with respect to the High Yield Bond Fund and the portion of the Core Plus Bond Fund subadvised by it) must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. JPMorgan Investment Advisors (or JPMorgan High Yield Partners) will consider such an event in determining whether the Fund should continue to hold the security.

Debt Securities

•	The Government Bond Fund and the Treasury & Agency Fund may invest in debt securities rated in any of the three highest investment grade rating categories.

•	The Ultra Short Duration Bond Fund, the Intermediate Bond Fund, the Short Duration Bond Fund, the Core Bond Fund and the Mortgage-Backed Securities Fund may invest in debt securities rated in any of the four investment grade rating categories.

•	The Core Plus Bond Fund and the High Yield Bond Fund may purchase securities in any rating category, although foreign debt securities denominated in foreign currencies purchased by the Core Plus Bond Fund must be rated in one of the four highest investment grade rating categories. Please read “Fund Summaries: Investments, Risk & Performance” and “Investment Risks” for more information about the Core Plus Bond Fund and the High Yield Bond Fund.

Preferred Stock

•	The Short Duration Bond Fund, the Core Bond Fund and the Intermediate Bond Fund may only invest in preferred stock rated in any of the four highest rating categories.

•	The Mortgage-Backed Securities Fund may invest only in preferred stock rated in any of the three highest rating categories.

•	The Core Plus Bond Fund and the High Yield Bond Fund may invest in preferred stock in any rating category.

Municipal Securities

•	The Ultra Short Duration Bond Fund, the Short Duration Bond Fund, the Intermediate Bond Fund and the Core Bond Fund may only invest in municipal bonds rated in any of the four highest rating categories.

•	The Mortgage-Backed Securities Fund may only invest in municipal bonds rated in any of the three highest rating categories.

•	The Ultra Short Duration Bond Fund, the Inter mediate Bond Fund, the Core Bond Fund and the Mortgage-Backed Securities Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations which are rated in the highest or second highest rating categories. The Short Duration Bond Fund may invest in such securities only if they are rated in the highest rating category.

•	The Core Plus Bond Fund and the High Yield Bond Fund may invest in municipal securities rated in any category.

Commercial Paper

•	The Intermediate Bond Fund, the Short Duration Bond Fund, the Core Bond Fund, the Ultra Short Duration Bond Fund and the Mortgage-Backed Securities Fund may invest in commercial paper rated in the highest or second highest rating category.

•	The High Yield Bond Fund and the Core Plus Bond Fund may invest in commercial paper rated in any category.

For more information about ratings, please see “Description of Ratings” in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, produce taxable income, and prevent the Funds from meeting their investment objectives.

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WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended February 28 , 200 6 is shown in the Financial Highlights.

To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

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PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with the JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

•	Class A, Class B and Class C Shares may be purchased by the general public.

When can I buy shares?

•	Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

•	Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

•	If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

•	On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

•	If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

•	Share ownership is electronically recorded, therefore no certificate will be issued.

•	The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

•	The Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed by a redemption or exchange out of the same Fund. The Distributor will reject your purchase orders or temporarily or permanently

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revoke your exchange privilege if it detects that you have completed two round trips within 60 days within the same Fund. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

•	Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers from the Funds and there can be no assurances that the Funds will be able to do so.

•	Subject to the foregoing, the JPMorgan Funds will seek to apply these policies and restrictions as uniformly as practicable, except in cases of purchases, redemptions and exchanges made on a systematic basis, automatic reinvestments of dividends and distributions or purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or as part of a bona fide asset allocation program. Please see the Statement of Additional Information for a further description of these arrangements.

•	Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

•	In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

•	This prospectus offers Class A, Class B and Class C Shares, all of which are available to the general public.

•	Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

•	You may pay a sales charge at the time of purchase.

•	Sales charges are reduced on investments of $100,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

•	You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

•	Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

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•	Class A Shares have lower annual expenses than Class B or Class C Shares as a result of lower ongoing Rule 12b-1 fees.

•	There is no maximum investment amount for Class A Shares.

Class B Shares

•	You will not pay a sales charge at the time of purchase. However, the Distributor pays a commission of 4.00% of the original purchase price to Financial Intermediar ies who sell Class B Shares of the JPMorgan Intermediate Bond Fund, the JPMorgan Core Plus Bond Fund, the JPMorgan Government Bond Fund, the JPMorgan High Yield Bond Fund or the JPMorgan Core Bond Fund, and a commission of 2.75% to Financial Intermediaries, who sell Class B Shares of the JPMorgan Ultra Short Dura tion Bond Fund, the JPMorgan Short Duration Bond Fund, and the JPMorgan Treasury & Agency Fund.

•	A CDSC will apply on shares of the Funds, other than the JPMorgan Ultra Short Duration Bond Fund, the JPMorgan Short Duration Bond Fund and the JPMorgan Treasury & Agency Fund, sold within six years and on shares of the JPMorgan Ultra Short Duration Bond Fund, the JPMorgan Short Duration Bond Fund and the JPMorgan Treasury & Agency Fund sold within four years. CDSC periods are measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

•	Class B Shares have higher annual expenses than Class A Shares as a result of higher ongoing Rule 12b-1 fees.

•	Class B Shares of the JPMorgan Intermediate Bond Fund, the JPMorgan Core Plus Bond Fund, the JPMorgan Government Bond Fund, the JPMorgan High Yield Bond Fund, and the JPMorgan Core Bond Fund automatically convert to Class A Shares after eight years. Class B Shares of the JPMorgan Ultra Short Duration Bond Fund, the JPMorgan Short Duration Bond Fund and the JPMorgan Treasury & Agency Fund automatically convert to Class A Shares after six years. Conversion periods are measured from the first day of the month in which the shares were purchased.

•	Class B Shares should not be used for investments of more than $99,999 individually or in the aggregate .

1.	Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, pur chases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B Shares of all Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

2.	The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identifica tion numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B Shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charge.”

Class C Shares

•	You will not pay a sales charge at the time of purchase.

•	Except with respect to the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Short Duration Bond Fund, a CDSC will apply on shares of the Funds sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

•	Like Class B Shares, Class C Shares have higher distribution fees than Class A Shares. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher distribution fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of either Class A or Class B Shares.

•	There is no maximum investment amount for Class C Shares.

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Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years (at least four years for the JPMorgan Ultra Short Duration Bond Fund, the JPMorgan Short Duration Bond Fund and the JPMorgan Treasury & Agency Fund) and you would prefer not to pay an upfront sales charge, you may consider buying Class B Shares , subject to the limitations described under “What kind of shares can I buy? — Class B Shares.” Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution fees, which are lower for Class A Shares. These fees appear in the table called Annual Fund Operating Expenses for each Fund in “Fund Summaries: Investments, Risk & Performance.”

How much do shares cost?

•	Shares are sold at net asset value (NAV) per share, plus a sales charge, if any.

•	Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

•	NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

•	The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. Shareholders who purchase or redeem shares when NAV has been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they otherwise would have received if securities were not valued using the Trust’s fair valuation procedures. The Board of Trustees receives regular reporting concerning the operation of the fair valuation procedures.

•	A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

1.	Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.

2.	Decide how much you want to invest.

•	The minimum initial investment for all Funds except the JPMorgan Mortgage-Backed Securities Fund, the JPMorgan Treasury & Agency Fund, and Class C Shares of the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Short Duration Bond Fund , is $1,000 per Fund. The minimum initial investment is $ 1 0,000 for the JPMorgan Mortgage-Backed Securities Fund and the JPMorgan Treasury & Agency Fund, and Class C Shares of the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Short Duration Bond Fund.

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•	You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

•	Subsequent investments must be at least $25 per Fund.

•	You should purchase no more than $99,999 of Class B Shares. The section of this prospectus entitled “What kind of shares can I buy?” provides information that can help you choose the appropriate share class.

•	Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

•	For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

•	A lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?.”

3.	When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

•	We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

•	Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.

4.	Send the completed Account Application and a check to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

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Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

5.	If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:
JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
(EX: JOHN SMITH & MARY SMITH, JTWROS)

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may revoke your right to make purchases over the telephone by sending a letter to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A, Class B and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. Except for the JPMorgan Mortgage-Backed Securities Fund and the JPMorgan Treasury & Agency Fund, and Class C Shares of the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Short Duration Bond Fund, you may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. For the JPMorgan Mortgage-Backed Securities Fund and the JPMorgan Treasury & Agency Fund, and Class C Shares of the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Short Duration Bond Fund, you may choose to make an initial investment of an amount less than the required minimum of $10,000 as long as your initial investment is at least $1,000 and you agree to make regular monthly investments of at least $1,000. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

•	The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

•	You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

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Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares, when aggregated with the value of Class B shares of all Funds held by you in individual accounts with the same tax or other identification number, would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to des ignate a different share class for systematic investments.

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The tables in the sections below show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “Management of the Funds.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A, Class B and Class C Shares of the Funds, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact y our Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Funds is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The tables below show the amount of sales charges you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the tables below are sometimes referred to as “breakpoints.”

If you buy Class A Shares of the JPMorgan Short Duration Bond Fund, the JPMorgan Ultra Short Duration Bond Fund or the JPMorgan Treasury & Agency Fund prior to August 1, 2006 , the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries.

AMOUNT OF PURCHASES	SALES CHARGE AS A % OF THE OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT[1]	COMMISSION AS A % OF OFFERING PRICE
Less than $100,000	3.00	3.09	2.70
$100,000–$249,999	2.50	2.56	2.18
$250,000–$499,999	2.00	2.04	1.64
$500,000–$999,999	1.50	1.52	1.20
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Short Duration Bond Fund, the JPMorgan Ultra Short Duration Bond Fund or the JPMorgan Treasury & Agency Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 12 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges also apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1 . 0 0 % of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

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If you buy Class A Shares of the JPMorgan Short Duration Bond Fund, the JPMorgan Ultra Short Duration Bond Fund or the JPMorgan Treasury & Agency Fund on or after August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

AMOUNT OF PURCHASE	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT[1]	COMMISSION AS A % OF OFFERING PRICE
Less than $100,000	2.25	2.30	2.00
$100,000–$249,999	1.75	1.78	1.50
$250,000–$499,999	1.25	1.27	1.00
$500,000–$999,999	1.00	1.01	0.85
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Short Duration Bond Fund, the JPMorgan Ultra Short Duration Bond Fund or the JPMorgan Treasury & Agency Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 12 months after pur chase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges also apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1 . 0 0 % of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

If you buy Class A Shares of the JPMorgan Intermediate Bond Fund, the JPMorgan Core Plus Bond Fund, the JPMorgan Government Bond Fund, the JPMorgan High Yield Bond Fund, the JPMorgan Mortgage-Backed Securities Fund or the JPMorgan Core Bond Fund, prior to August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries.

AMOUNT OF PURCHASE	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT[1]	COMMISSION AS A % OF OFFERING PRICE
Less than $100,000	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Funds (other than the JPMorgan Ultra Short Duration Bond Fund, the JPMorgan Short Duration Fund, the JPMorgan Treasury & Agency Fund and the JPMorgan Mortgage-Backed Securities Fund) and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any of those Funds during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of any of those Funds between 12 and 24 months after purchase. You will be charged the equivalent of 0.50% if you redeem any or all of Class A Shares of the JPMorgan Mortgage-Backed Securities Fund during the first 12 months after purchase. The charges apply unless the D istributor receives notice before you invest indicati n g that your Financial Intermediary is waiving its commi s sion. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non- money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

If you buy Class A Shares of the JPMorgan Intermediate Bond Fund, the JPMorgan Core Plus Bond Fund, the JPMorgan Government Bond Fund, the

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JPMorgan High Yield Bond Fund, the JPMorgan Mortgage-Backed Secu rities Fund or the JPMorgan Core Bond Fund on or after August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

AMOUNT OF PURCHASE	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT[1]	COMMISSION AS A % OF OFFERING PRICE
LESS THAN $100,000	3.75	3.90	3.25
$100,000–$249,999	3.25	3.36	2.75
$250,000–$499,999	2.25	2.30	2.00
$500,000–$999,999	1.75	1.78	1.50
$1,000,000 OR MORE *	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Funds (other than the JPMorgan Ultra Short Duration Bond Fund, the JPMorgan Short Duration Fund, the JPMorgan Treasury & Agency Fund and the JPMorgan Mortgage-Backed Securities Fund) and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75 % of the purchase price if you redeem any of those Funds during the first 12 months after purchase or 0. 3 5 % if you redeem any or all of the Class A Shares of any of those Funds between 12 and 24 months after purchase. You will be charged the equivalent of 0.50% if you redeem any or all of Class A Shares of the JPMorgan Mortgage-Backed Securities Fund during the first 12 months after purchase. The charges apply unless the D istributor receives notice before you invest indicati n g that your Financial Intermediary is waiving its commis s ion. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be sub ject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1 . 00 % of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

The Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the JPMorgan Funds in which you invest (as described below) even if such JPMorgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all JPMorgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Funds that you would like to have one or more JPMorgan Funds linked together for purposes of reducing the initial sales charge.

•	Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C Shares of a JPMorgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to

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verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the JPMorgan Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the JPMorgan Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	Letter of Intent: You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A Shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A Shares of one or more JPMorgan Funds (other than a money market fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13-month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Funds’ Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

O fficers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $2,500 minimum investment requirement ($10,000 for the Mortgage-Backed Securities Fund and the Treasury & Agency Fund) provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

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•	Financial Intermediaries or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those qualified plans under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a JPMorgan Fund or acquired in an exchange of Select Class Shares of a JPMorgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a JPMorgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a JPMorgan Fund (except Class A Shares of a money market fund), but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another JPMorgan Fund.

10.	Bought in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased during a JPMorgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

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Class B Shares

Class B Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem Class B Shares of the JPMorgan Intermediate Bond Fund, the JPMorgan Core Plus Bond Fund, the JPMorgan Government Bond Fund, the JPMorgan High Yield Bond Fund or the JPMorgan Core Bond Fund within six years of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC according to the following schedule:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	5.00
1–2	4.00
2–3	3.00
3–4	3.00
4–5	2.00
5–6	1.00
MORE THAN 6	NONE

If you redeem Class B Shares of the JPMorgan Ultra Short Duration Bond Fund, the JPMorgan Short Duration Bond Fund or the JPMorgan Treasury & Agency Fund prior to the fourth anniversary of the purchase date measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC according to the following schedule:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	3.00
1–2	3.00
2–3	2.00
3–4	1.00
MORE THAN 4	NONE

The Distributor pays a commission of 4.00% of the original purchase price to Financial Intermediaries who sell Class B Shares of the JPMorgan Intermediate Bond Fund, the JPMorgan Core Plus Bond Fund, the JPMorgan Government Bond Fund, the JPMorgan High Yield Bond Fund or the JPMorgan Core Bond Fund, and a commission of 2.75% to Financial Intermediaries who sell Class B Shares of the JPMorgan Ultra Short Duration Bond Fund, the JPMorgan Short Duration Bond Fund, and the JPMorgan Treasury & Agency Fund.

Conversion Feature

Your Class B Shares automatically convert to Class A Shares.

•	Class B Shares of the JPMorgan Intermediate Bond Fund, the JPMorgan Core Plus Bond Fund, the JPMorgan Government Bond Fund, the JPMorgan High Yield Bond Fund and the JPMorgan Core Bond Fund automatically convert after eight years. Class B Shares of the JPMorgan Ultra Short Duration Bond Fund, the JPMorgan Short Duration Bond Fund and the JPMorgan Treasury & Agency Fund automatically convert after six years.

•	Conversion periods are measured from the first day of the month in which the shares were purchased.

•	After conversion, your shares will be subject to the lower distribution fees charged on Class A Shares.

•	You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion. Class A Shares of a Fund received as a result of the conversion will not be subject to a redemption fee even if they are redeemed within 60 days of conversion.

•	Because the share price of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, you may receive fewer Class A Shares; however, the dollar value will be the same.

•	If you have exchanged Class B Shares of one JPMorgan Fund for Class B Shares of another, the time you held the shares in each Fund will be added together.

Class C Shares

Class C Shares are offered at NAV per share, without any upfront sales charge. However, except with respect to the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Short Duration Bond Fund, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	1.00
AFTER FIRST YEAR	NONE

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There is no CDSC assessed on Class C Shares of the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Short Duration Bond Fund.

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Funds other than the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Short Duration Bond Fund.

How the Class B and Class C CDSC is Calculated

•	The Fund assumes that all purchases made in a given month were made on the first day of the month.

•	For Class B Shares purchased prior to November 1, 2002, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B Shares purchased on or after November 1, 2002 and Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

•	No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

•	To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time, and thus have the lowest CDSC.

•	If you received your Class B or Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class B and Class C CDSC

No sales charge is imposed on redemptions of Class B or Class C Shares of the Funds:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?.”

2.	Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class B or Class C Shares of other JPMorgan Funds. However, you may pay a CDSC

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when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?.”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a JPMorgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class B or Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class B and Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMDS under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A, Class B and Class C Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMorgan Investment Advisors or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

•	Class A Shares of a Fund may be exchanged for Class A Shares of another JPMorgan Fund or for another class of the same Fund. Class A Shares of

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a Fund may be exchanged for Morgan Shares of a JPMorgan money market fund.

•	Class B Shares of a Fund may be exchanged for Class B Shares of another JPMorgan Fund.

•	Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Municipal Bond Fund and JPMorgan Ultra Short Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another JPMorgan Fund, including Class C Shares of any of the Short Term Bond Funds.

•	Class C Shares of any other JPMorgan Fund may be exchanged for Class C Shares of another JPMorgan Fund, other than for Class C Shares of the Short Term Bond Funds.

All exchanges are subject to meeting any investment minimum or eligibility requirement s . The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” and below.

•	If you exchange Class B or Class C Shares of a Fund for Class B or Class C Shares, respectively, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class B or Class C Shares will be subject to the CDSC of the Fund from which you exchanged.

2.	The current holding period for your exchanged Class B or Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally:

•	An exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

•	An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

•	You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No.

•	However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

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•	Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

•	Redemption orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

•	A redemption order is accepted when accompanied by all required documentation in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

1.	You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

2.	You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

3.	We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

4.	You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

•	On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

•	Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

•	If you own Class A, Class B or Class C Shares and the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable CDSC and/or redemption fee.

Do I pay a redemption fee?

•	If you sell your shares of the JPMorgan High Yield Bond Fund within 60 days of purchase, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60 day holding period.

•	The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains), or mutual fund wrap fee programs, or shares redeemed as part of

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a termination of certain employer-sponsored retirement plans, redemption of an employer-sponsored retirement plan’s entire share position with the Fund, shares redeemed by balance forward qualified retirement plans or shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program, or shares redeemed as part of a bona fide asset allocation program; provided, that the redemption fee may be charged in the event that the Distributor determines that such programs are being used as a market timing strategy. Please see the Statement of Additional Information for a further description of these arrangements.

•	The redemption fees are paid to the JPMorgan High Yield Bond Fund and are designed to offset the brokerage commissions, capital gains impact, and other administrative costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

•	The Fund s often do not have direct access to shareholder information and are dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts which may include omnibus accounts or retirement plan accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. For these accounts, the Fund that assess es redemption fees generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

•	Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

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2.	If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an upfront sales charge. If you own Class B or Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

•	Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

•	Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC or a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?.”

•	The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities law permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Additional Purchase and Redemption Information” in the Statement of Additional Information for more details about this process.

•	You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

JPMORGAN INCOME FUNDS

Shareholder Information

DIVIDEND POLICIES

Dividends

The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. The dates on which dividends and capital gains are distributed for calendar year 200 6 are available online at www.jpmorganfunds.com.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive a portion of the price back as a taxable dividend or distribution.

Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to the Funds as “undeliverable,” your check will be credited back to your account and all future distributions will be reinvested in Fund shares.

If you want to change the way in which you receive dividends and distributions, you may write to the JPMorgan Funds at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.

Special Dividend Rules for Class B Shares

Class B Shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B Shares (other than those in the sub-account) convert to Class A Shares, a percentage of the Class B Shares in the sub-account will also convert to Class A Shares. (See “Sales Charges — Conversion Feature.”)

TAX TREATMENT OF SHAREHOLDERS

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

Taxation of Distributions

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2010 , distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gains, depending on your holding period. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

JPMORGAN INCOME FUNDS

Shareholder Information

CONTINUED

A Fund’s investment in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from a Fund, and, therefore, may increase the amount of taxes payable by shareholders.

Long-term capital gain rates applicable to individuals have been temporarily reduced (in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010 .

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Certain Securities

Some of the Funds may acquire certain securities issued with original issue discount (including zero coupon securities). Current federal tax law requires that a holder (such as a Fund) of such a security must include in taxable income a portion of the original issue discount which accrues during the tax year on such security even if a Fund receives no payment in cash on the security during the year. As a regulated investment company intending to qualify for special treatment under the Internal Revenue Code of 1986, as amended, a Fund must pay out substantially all of its net investment income each year, including any original issue discount. Accordingly, a Fund may be required to pay out an amount which is greater than the total amount of cash interest a Fund actually received. Such distributions will be made from the cash assets of a Fund or by liquidation of investments if necessary. If a distribution of cash necessitates the liquidation of investments, JPMorgan Investment Advisors or the Sub-Adviser will select which securities to sell and a Fund may realize a gain or loss from those sales. In the event a Fund realizes net capital gains from these transactions, you may receive a larger capital gain distribution, if any, than you would in the absence of such transactions.

Taxation of Foreign Investments

The Funds’ investments in foreign securities may be subject to foreign withholding. In that case, the yield on those securities would be reduced. You generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordi nary income and may affect the timing or amount of the Funds’ distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to back-up withholding.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described elsewhere in this section. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

Tax Information

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably

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believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year , you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional infor mation, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMorgan Investment Advisors. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified , complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified , complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each Fund’s top ten holdings as of the last day of each month and each calendar quarter are posted on the Funds’ website at www.jpmorganfunds.com no sooner than 15 days after the end of that month or calendar quarter, respectively.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

JPMORGAN INCOME FUNDS

Management of the Funds

THE ADVISER, ADMINISTRATOR AND DISTRIBUTOR

JPMorgan Investment Advisors Inc. (the Adviser) (1111 Polaris Parkway, Suite 2-J, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for each of the Funds and continuously reviews, supervises and administers each of the Fund’s investment program. JPMorgan Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of JPMorgan Trust II. JPMorgan Investment Advisors has served as investment adviser to the Trust since its inception. In addition, JPMorgan Investment Advisors serves as investment adviser to other mutual funds and individual corporate, charitable and retirement accounts. JPMorgan Investment Advisors is an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMorgan Investment Advisors Inc. is referred to in this prospectus as “JPMorgan Investment Advisors.”

A discussion of the basis that the trustees of the Trust used in reapproving the investment advisory agreement for the Funds is available in the semi- annual report for the six-month period ended December 31, 2005 .

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) provides administrative services and oversees the Funds’ other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) and 0.075% of average daily net assets over $25 billion. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMorgan Distribution Services, Inc. (the Distributor) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.

THE SUB-ADVISER

JPMorgan High Yield Partners LLC (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) is the sub-adviser to the High Yield Bond Fund and the Core Plus Bond Fund. JPMorgan High Yield Partners is a wholly-owned subsidiary of JPMorgan Investment Advisors.

ADVISORY FEES

JPMorgan Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

FUND	ANNUAL RATE AS % OF AVERAGE DAILY NET ASSETS
JPMorgan Ultra Short Duration Bond Fund	0.16
JPMorgan Short Duration Bond Fund	0.20
JPMorgan Intermediate Bond Fund	0.30
JPMorgan Core Bond Fund	0.30
JPMorgan Core Plus Bond Fund [1]	0.30
JPMorgan Mortgage-Backed Securities Fund	0.21
JPMorgan Government Bond Fund	0.30
JPMorgan Treasury & Agency Fund	0.29
JPMorgan High Yield Bond Fund[1]	0.65

1	Includes fees paid by JPMorgan Investment Advisors to JPMorgan High Yield Partners, the sub-adviser to the High Yield Bond Fund and the Core Plus Bond Fund.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMorgan Investment Advisors, the Funds’ Distributor, and from time to time, other affiliates of JPMorgan Investment Advisors, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial

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Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMorgan Investment Advisors and the Funds’ Distributor may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

THE FUND MANAGERS

The Funds are managed by portfolio managers teamed with research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the Funds. The research analysts provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Funds.

JPMorgan Ultra Short Duration Bond Fund and JPMorgan Government Bond Fund.  Michael Sais, CFA, is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Government Bond Fund. Mr. Sais is a member of the Taxable Bond Team and has been part of the team responsible for the management of the Ultra Short Duration Bond Fund and the Government Bond Fund since 1995 and 1996, respectively. Mr. Sais joined JPMorgan Investment Advisors (formerly Banc One Investment Advisors) in 1994 as a senior fixed income research analyst responsible for the valuation and analysis of the mortgage-backed securities market. He is also a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Gregg F. Hrivnak , CFA, and Richard D. Figuly also participate in the management of the JPMorgan Ultra Short Duration Bond Fund. Biographical information for Mr. Hrivnak is described under the JPMorgan Short Duration Bond Fund. Mr. Hrivnak and Mr. Figuly began participating in the management of the Ultra Short D uration Bond Fund in June 2005. Mr. Figuly is a member of the Columbus Taxable Bond Team responsible for trading fixed income securities with an emphasis on asset-backed securities. Since his employment with JPMorgan Investment Advisors in 1994, Mr. Figuly began as a fiduciary tax accountant and then transitioned to fixed income trading. Scott F. Grimshaw began participat ing in the management of the JPMorgan Government Bond Fund in June 1995 . Biographical information for Mr. Grimshaw is described under the JPMorgan Treasury & Agency Fund.

JPMorgan Short Duration Bond Fund. Gregg F. Hrivnak, CFA, is the lead portfolio manager respon sible for the day-to-day management of the JPMorgan Short Duration Bond Fund since May 2006. Mr. Hrivnak has been part of the portfolio management team responsible for the management of the Fund since June 2005. Mr. Hrivnak is a port folio manager and trader on the Columbus Taxable Bond Team. An employee since 1989, Mr. Hrivnak was previously a fixed income research analyst for the Taxable Bond Team responsible for asset-backed securities. Richard Figuly has also participated in the management of the JPMorgan Short Duration Bond Fund since May 2006. Biographical informa tion for Mr. Figuly is described under the JPMorgan Ultra Short Duration Bond Fund and JPMorgan Gov ernment Bond Fund.

JPMorgan Intermediate Bond Fund, JPMorgan Core Bond Fund, and JPMorgan Mortgage-Backed Securi ties Fund. Douglas Swanson is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Intermediate Bond Fund, the JPMorgan Core Bond Fund and the JPMorgan Mortgage-Backed Securities Fund. He has led the team responsible for management of the JPMorgan Intermediate Bond Fund since 1991, the JPMorgan Core Bond Fund since 1991, and the JPMorgan Mortgage-Backed Securities Fund since its incep tion. He is responsible for establishing daily tacti cal decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and invest ment style oversight and performance oversight. Mr. Swanson has been employed by JPMorgan Investment Advisors and/or predecessor firms since 1983. Previously he was managing director of the taxable bond team for Banc One Investment Advisors and was first vice president and manager at First Chicago NBD Corporation, where he worked on government/corporate securities and managed various Pegasus Funds. Scott F. Grimshaw has also participate d in the management of the JPMorgan

JPMORGAN INCOME FUNDS

Management of the Funds

CONTINUED

Intermediate Bond Fund since June 2005. Biographical information for Mr. Grimshaw is described under the JPMorgan Treasury & Agency Fund. Christopher Nauseda began participating in the management of the JPMorgan Core Bond Fund in May 2006. Mr. Nauseda also serves as the man ager of numerous institutional accounts and assists with JPMorgan mutual funds. Prior to joining the firm in 1998, Mr. Nauseda was vice president and associate manager of the Pegasus Short Bond Fund and co-manager of the FCNBD Stable Asset Income Fund at First Chicago NBD Corporation. While there he also served as a quantitative analyst before join ing the money market desk in 1984, where he was a trader and managed various money market pooled funds. Mr. Nauseda obtained a B.S. in finance from Wayne State University and an M.B.A. from Wayne State University. Mr. Sais has participated in the management of the JPMorgan Mortgage-Backed Securities Fund since June 2005. Biographical infor mation for Mr. Sais is described under the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Government Bond Fund.

JPMorgan Core Plus Bond Fund. The portfolio man agement team for the JPMorgan Core Plus Bond Fund is comprised of Duane Huff, Mark Jackson, William J. Morgan, and Richard Figuly. JPMorgan High Yield Partners (formerly Banc One High Yield Partners) is a sub-adviser to the JPMorgan Core Plus Bond Fund. Mr. Huff has been part of the team responsible for management of the Fund since November 2004. Mr. Huff is also a national portfolio manager for the International Bonds Team respon sible for the management of non-dollar denomi nated fixed income portfolios. Prior to his current position, Mr. Huff was the manager of JPMorgan Investment Advisors’ Liquidity Management Team. Mr. Huff has been employed by JPMorgan Invest ment Advisors and/or predecessor firms since 1996 having first served as a first vice president in the taxable fixed income group at First Chicago NBD. Mr. Morgan is the high yield team leader and the portfolio manager for accounts in the high yield, aggressive income high yield, and insurance asset BB styles. Mr. Morgan has been part of the team responsible for management of the Fund since 1999. An employee of JPMorgan Investment Advi sors since March 2005, Mr. Morgan has served as a portfolio manager for JPMorgan High Yield Partners LLC since 1998. Mr. Morgan has also worked in the high yield investment industry since 1982. He is a member of the High Yield Management Review Committee and is also responsible for managing the High Yield Team’s credit analysts. Mr. Jackson, CFA, is a Fixed Income Portfolio Manager for the Taxable Bond Team, responsible for managing taxable bond portfolios for institutional clients and the Core Plus Bond Fund. Mr. Jackson has been part of the team responsible for management of the Fund since 1996. Mr. Jackson has been employed by JPMorgan Investment Advisors and/or predecessor firms since 1996, having first served as a first vice president in the taxable fixed income group at First Chicago NBD and as an associate manager of the Pegasus Multi-Sector Bond Fund. Previously, he served as portfolio manager for Alexander Hamilton Life Insurance Company and was also with Public Employees Retirement System of Ohio as a portfolio manager. Mr. Figuly became part of the team responsible for management of the Fund in May 2006. Biographical information on Mr. Figuly is described under the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Government Bond Fund.

JPMorgan Treasury & Agency Fund.  Mr. Scott Grimshaw, CFA, is the portfolio manager of t he JPMorgan Treasury & Agency Fund and part of the Taxable Bond Team. He is also responsible for the government sector. He has been part of the team responsible for man agement of the Fund since 1996. Prior to his current role, Mr. Grimshaw served as a senior fixed income analyst and portfolio manager. He obtained a B.S. in finance from Miami University and an M.B.A. from The Ohio State University. He is a member of the CFA Institute as well as the CFA Society of Columbus . Peter D. Simons, CFA, has also participate d in the management of the JPMorgan Treasury & Agency Fund since June 2005 . Mr. Simons is a fixed income portfolio manager for the Columbus Taxable Bond Team responsible for managing taxable bond portfolios for institutional clients. Prior to joining JPMorgan Investment Advisors in 2001, Mr. Simons worked as a Graduate Assistant in the Office of the Treasurer at The Ohio State University assisting in the management of the University’s short-term investments. He obtained a B.S. in mechanical engineering from Cedarville University and an M.B.A. from The Ohio State University.

JPMorgan High Yield Bond Fund.  The portfolio management team for the JPMorgan High Yield

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Bond Fund is comprised of William J. Morgan and James P. Shanahan. Mr. Morgan and Mr. Shanahan have been part of the team responsible for management of the Fund since inception. Mr. Shanahan is an assistant high yield portfolio manager for general high yield mandates, responsible for distressed and special situations investments, and CBO portfolios. An employee of JPMorgan Investment Advisors since March 2005, Mr. Shanahan has held the same role at the Fund’s sub-adviser, JPMorgan High Yield Partners LLC, since 1998. Biographical information about Mr. Morgan is discussed under JPMorgan Core Plus Bond Fund.

The Funds’ Statement of Additional Information provides information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of Fund securities.

JPMORGAN INCOME FUNDS

Legal Proceedings and Additional Fee
and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as the JPMorgan Trust II). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading.”

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment Advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also requires JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five year period commencing September, 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2006, subject to SEC approval. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders

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were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the findings in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed by private plaintiffs and one lawsuit has been filed by the West Virginia Attorney General in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

On November 3, 2005, the district court ruled that all claims in the consolidated amended class action complaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in that complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings, in which it dismissed certain claims against BOIA and its affiliates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 2, 2006, the West Virginia Attorney General voluntarily dismissed its suit. On May 30, 2006, the district court ruled that the remaining claim against the Trustees and former Trustees is to be dismissed as well.

In addition to the lawsuits described above, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

JPMORGAN INCOME FUNDS

Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

As noted above, the settlement agreement with the NYAG requires JPMorgan Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMorgan Investment Advisors and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMorgan Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMorgan Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Funds are the Large Cap Value Fund, the Equity Index Fund, the Equity Income Fund, the Government Bond Fund and the U.S. Equity Fund (successor by merger to the One Group Diversified Equity Fund) and the Reduced Rates on various classes of those Funds were implemented September 27, 2004.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement or administration agreement. Such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Reduced Rate Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with JPMorgan Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursement to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates, as applicable. The table below shows the Reduced Rates for the Class A, Class B and Class C Shares of the Funds offered in this prospectus.

Reduced Rate Fund

	NET EXPENSE RATIO			GROSS EXPENSE RATIO
FUND	CLASS		AS OF FEBRUARY 28, 2006	AS OF FEBRUARY 28, 2006
JPMorgan Government Bond Fund	A		0.75%	0. 9 7%
	B	*	1.4 7	1.47
	C	*	1.4 7	1.47

*	Non-Reduced Rate Classes

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

The table below shows the ratios for Class A, Class B and Class C Shares of the Funds offered in this prospectus not subject to the Reduced Rate.

Non-Reduced Rate Funds

	NET EXPENSE RATIO		GROSS EXPENSE RATIO
FUND	CLASS	AS OF FEBRUARY 28, 2006	AS OF FEBRUARY 28, 2006
JPMorgan Ultra Short Duration Bond Fund	A	0.70%	0.91%
	B	1.20	1.41
	C	1.20	1.41
JPMorgan Short Duration Bond Fund	A	0.80	0.91
	B	1.30	1.41
	C	1.30	1.41
JPMorgan Intermediate Bond Fund	A	0.83	0. 98
	B	1.4 8	1.48
	C	1.4 8	1.48
JPMorgan Core Bond Fund	A	0.75	0. 97
	B	1.4 6	1.47
	C	1.4 6	1.47
JPMorgan Core Plus Bond Fund	A	0.9 2	0.94
	B	1.44	1.44
	C	1.44	1.44
JPMorgan Mortgage-Backed Securities Fund	A	0.65	0. 9 7
JPMorgan Treasury & Agency Fund	A	0.70	1.03
	B	1.20	1.53
	C	1.20	1.53
JPMorgan High Yield Bond Fund	A	1.1 5	1.30
	B	1. 80	1.80
	C	1. 80	1.80

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 200 6 and, with respect to Class A Shares, also on August 1, 2006 , you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends .

•	If a Reduced Rate applies, it is assumed to apply for the entire 10 years shown in the example. There is no assurance, however, that Reduced Rates will in fact remain in effect after the mandatory fee reduction period which expires June 30, 2009 .

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratio thereafter.

JPMORGAN INCOME FUNDS

Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

Reduced Rate Fund

JPMORGAN GOVERNMENT BOND FUND

	CLASS A [1]				CLASS C 2
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$523	0.28%	(0.44)%	(0.44)%	$150	5.00%	3.53%	3.53%
June 30, 2008	$99	5.29%	3.57%	4.03%	$155	10.25%	7.18%	3.53%
June 30, 2009	$102	10.55%	7.74%	4.03%	$160	15.76%	10.97%	3.53%
June 30, 2010	$107	16.08%	12.09%	4.03%	$166	21.55%	14.89%	3.53%
June 30, 2011	$111	21.88%	16.60%	4.03%	$172	27.63%	18.94%	3.53%
June 30, 2012	$115	27.98%	21.30%	4.03%	$178	34.01%	23.14%	3.53%
June 30, 2013	$120	34.38%	26.19%	4.03%	$184	40.71%	27.49%	3.53%
June 30, 2014	$125	41.10%	31.28%	4.03%	$191	47.75%	31.99%	3.53%
June 30, 2015	$130	48.15%	36.57%	4.03%	$197	55.13%	36.65%	3.53%
June 30, 2016	$135	55.56%	42.07%	4.03%	$204	62.89%	41.47%	3.53%

1	Reflects 4.50% Class A Sales Charge in effect until August 1, 2006.

2	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.
With redemption, the numbers for Class C Shares for the first year (period ended June 30 , 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
$250	4.00%	2.53%	2.53%

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

JPMORGAN GOVERNMENT BOND FUND

	CLASS A1
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$449	1.06%	0.34%	0.34%
July 31, 2008	$99	6.12%	4.38%	4.03%
July 31, 2009	$103	11.42%	8.59%	4.03%
July 31, 2010	$107	16.99%	12.97%	4.03%
July 31, 2011	$112	22.84%	17.52%	4.03%
July 31, 2012	$116	28.98%	22.26%	4.03%
July 31, 2013	$121	35.43%	27.18%	4.03%
July 31, 2014	$126	42.21%	32.31%	4.03%
July 31, 2015	$131	49.32%	37.64%	4.03%
July 31, 2016	$136	56.78%	43.19%	4.03%

1	Reflects 3.75% Sales Charge applicable to purchases made on or after August 1, 2006.

JPMORGAN GOVERNMENT BOND FUND

	CLASS B1
	ANNUAL COSTS		GROSS CU MULATIVE RETURN		NET CUMMULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]
June 30, 2007	$150	$650	5.00%	0.00%	3.53%	(1.47)%	3.53%	(1.47)%
June 30, 2008	$155	$555	10.25%	6.25%	7.18%	3.18%	3.53%	(0.33)%
June 30, 2009	$160	$460	15.76%	12.76%	10.97%	7.97%	3.53%	0.73%
June 30, 2010	$166	$466	21.55%	18.55%	14.89%	11.89%	3.53%	0.83%
June 30, 2011	$172	$372	27.63%	25.63%	18.94%	16.94%	3.53%	1.79%
June 30, 2012	$178	$278	34.01%	33.01%	23.14%	22.14%	3.53%	2.69%
June 30, 2013	$184	$184	40.71%	40.71%	27.49%	27.49%	3.53%	3.53%
June 30, 2014	$191	$191	47.75%	47.75%	31.99%	31.99%	3.53%	3.53%
June 30, 2015	$131	$131	55.13%	55.13%	37.31%	37.31%	4.03%	4.03%
June 30, 2016	$136	$136	62.89%	62.89%	42.84%	42.84%	4.03%	4.03%

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN INCOME FUNDS

Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

Non-Reduced Rate Funds

JPMORGAN ULTRA SHORT DURATION BOND FUND

	CLASS A [1]				CLASS C
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$369	1.85%	1.17%	1.17%	$122	5.00%	3.80%	3.80%
June 30, 2008	$94	6.94%	5.31%	4.09%	$149	10.25%	7.53%	3.59%
June 30, 2009	$98	12.29%	9.62%	4.09%	$154	15.76%	11.39%	3.59%
June 30, 2010	$102	17.90%	14.10%	4.09%	$160	21.55%	15.39%	3.59%
June 30, 2011	$106	23.80%	18.77%	4.09%	$166	27.63%	19.53%	3.59%
June 30, 2012	$110	29.99%	23.62%	4.09%	$172	34.01%	23.82%	3.59%
June 30, 2013	$115	36.49%	28.68%	4.09%	$178	40.71%	28.26%	3.59%
June 30, 2014	$119	43.31%	33.94%	4.09%	$184	47.75%	32.87%	3.59%
June 30, 2015	$124	50.48%	39.42%	4.09%	$191	55.13%	37.64%	3.59%
June 30, 2016	$129	58.00%	45.12%	4.09%	$198	62.89%	42.58%	3.59%

1	Reflects 3.00% Class A Sales Charge in effect until August 1, 2006.

JPMORGAN ULTRA SHORT DURATION BOND FUND

	CLASS A1
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$295	2.64%	1.95%	1.95%
July 31, 2008	$95	7.77%	6.12%	4.09%
July 31, 2009	$99	13.16%	10.46%	4.09%
July 31, 2010	$103	18.82%	14.98%	4.09%
July 31, 2011	$107	24.76%	19.68%	4.09%
July 31, 2012	$111	30.99%	24.58%	4.09%
July 31, 2013	$116	37.54%	29.67%	4.09%
July 31, 2014	$120	44.42%	34.98%	4.09%
July 31, 2015	$125	51.64%	40.50%	4.09%
July 31, 2016	$130	59.22%	46.25%	4.09%

1	Reflects 2.25% Sales Charge applicable to purchases made on or after August 1, 2006.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

JPMORGAN ULTRA SHORT DURATION BOND FUND

	CLASS B1
	ANNUAL COSTS		GROSS CUM ULATIVE RETURN		NET CUM ULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMP- TION	WITH REDEMP- TION [2]	WITHOUT REDEMP- TION	WITH REDEMP- TION [2]	WITHOUT REDEMP- TION	WITH REDEMP- TION [2]	WITHOUT REDEMP- TION	WITH REDEMP- TION [2]
June 30, 2007	$122	$422	5.00%	2.00%	3.80%	0.80%	3.80%	0.80%
June 30, 2008	$149	$449	10.25%	7.25%	7.53%	4.53%	3.59%	0.70%
June 30, 2009	$154	$354	15.76%	13.76%	11.39%	9.39%	3.59%	1.73%
June 30, 2010	$160	$260	21.55%	20.55%	15.39%	14.39%	3.59%	2.69%
June 30, 2011	$166	$166	27.63%	27.63%	19.53%	19.53%	3.59%	3.59%
June 30, 2012	$172	$172	34.01%	34.01%	23.82%	23.82%	3.59%	3.59%
June 30, 2013	$115	$115	40.71%	40.71%	28.88%	28.88%	4.09%	4.09%
June 30, 2014	$120	$120	47.75%	47.75%	34.15%	34.15%	4.09%	4.09%
June 30, 2015	$125	$125	55.13%	55.13%	39.64%	39.64%	4.09%	4.09%
June 30, 2016	$130	$130	62.89%	62.89%	45.35%	45.35%	4.09%	4.09%

1	Class B shares automatically convert to Class A shares after six years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN SHORT DURATION BOND FUND

	CLASS A [1]				CLASS C
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$379	1.85%	1.07%	1.07%	$132	5.00%	3.70%	3.70%
June 30, 2008	$94	6.94%	5.21%	4.09%	$149	10.25%	7.42%	3.59%
June 30, 2009	$98	12.29%	9.51%	4.09%	$154	15.76%	11.28%	3.59%
June 30, 2010	$102	17.90%	13.99%	4.09%	$160	21.55%	15.27%	3.59%
June 30, 2011	$106	23.80%	18.65%	4.09%	$165	27.63%	19.41%	3.59%
June 30, 2012	$110	29.99%	23.50%	4.09%	$171	34.01%	23.70%	3.59%
June 30, 2013	$115	36.49%	28.56%	4.09%	$178	40.71%	28.14%	3.59%
June 30, 2014	$119	43.31%	33.81%	4.09%	$184	47.75%	32.74%	3.59%
June 30, 2015	$124	50.48%	39.29%	4.09%	$191	55.13%	37.51%	3.59%
June 30, 2016	$129	58.00%	44.98%	4.09%	$197	62.89%	42.44%	3.59%

1	Reflects 3.00% Class A Sales Charge in effect until August 1, 2006.

JPMORGAN INCOME FUNDS

Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

JPMORGAN SHORT DURATION BOND FUND

	CLASS A1
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$305	2.64%	1.86%	1.86%
July 31, 2008	$95	7.77%	6.02%	4.09%
July 31, 2009	$98	13.16%	10.36%	4.09%
July 31, 2010	$102	18.82%	14.87%	4.09%
July 31, 2011	$107	24.76%	19.57%	4.09%
July 31, 2012	$111	30.99%	24.46%	4.09%
July 31, 2013	$116	37.54%	29.55%	4.09%
July 31, 2014	$120	44.42%	34.85%	4.09%
July 31, 2015	$125	51.64%	40.36%	4.09%
July 31, 2016	$130	59.22%	46.11%	4.09%

1	Reflects 2.25% Sales Charge applicable to purchases made on or after August 1, 2006.

JPMORGAN SHORT DURATION BOND FUND

	CLASS B1

PERIOD ENDED	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]
April 30, 2007	$132	$432	5.00%	2.00%	3.70%	0.70%	3.70%	0.70%
April 30, 2008	$149	$449	10.25%	7.25%	7.42%	4.42%	3.59%	0.70%
April 30, 2009	$154	$354	15.76%	13.76%	11.28%	9.28%	3.59%	1.73%
April 30, 2010	$160	$260	21.55%	20.55%	15.27%	14.27%	3.59%	2.69%
April 30, 2011	$165	$165	27.63%	27.63%	19.41%	19.41%	3.59%	3.59%
April 30, 2012	$171	$171	34.01%	34.01%	23.70%	23.70%	3.59%	3.59%
April 30, 2013	$115	$115	40.71%	40.71%	28.76%	28.76%	4.09%	4.09%
April 30, 2014	$120	$120	47.75%	47.75%	34.03%	34.03%	4.09%	4.09%
April 30, 2015	$124	$124	55.13%	55.13%	39.51%	39.51%	4.09%	4.09%
April 30, 2016	$130	$130	62.89%	62.89%	45.21%	45.21%	4.09%	4.09%

1	Class B shares automatically convert to Class A shares after six years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

JPMORGAN INTERMEDIATE BOND FUND

	CLASS A [1]				CLASS C 2
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$531	0.28%	(0.52)%	(0.52)%	$151	5.00%	3.52%	3.52%
June 30, 2008	$99	5.29%	3.48%	4.02%	$156	10.25%	7.16%	3.52%
June 30, 2009	$103	10.55%	7.64%	4.02%	$161	15.76%	10.94%	3.52%
June 30, 2010	$108	16.08%	11.97%	4.02%	$167	21.55%	14.84%	3.52%
June 30, 2011	$112	21.88%	16.47%	4.02%	$173	27.63%	18.88%	3.52%
June 30, 2012	$116	27.98%	21.15%	4.02%	$179	34.01%	23.07%	3.52%
June 30, 2013	$121	34.38%	26.02%	4.02%	$185	40.71%	27.40%	3.52%
June 30, 2014	$126	41.10%	31.09%	4.02%	$192	47.75%	31.88%	3.52%
June 30, 2015	$131	48.15%	36.36%	4.02%	$199	55.13%	36.53%	3.52%
June 30, 2016	$136	55.56%	41.84%	4.02%	$206	62.89%	41.33%	3.52%

1	Reflects 4.50% Class A Sales Charges in effect until August 1, 2006.

2	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.
With redemption, the numbers for Class C Shares for the first year (period ended June 30 , 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
$251	4.00%	2.52%	2.52%

JPMORGAN INTERMEDIATE BOND FUND

	CLASS A1
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
J uly 31, 2007	$457	1.06%	0.26%	0.26%
July 31, 2008	$100	6.12%	4.29%	4.02%
July 31, 2009	$104	11.42%	8.49%	4.02%
July 31, 2010	$108	16.99%	12.85%	4.02%
July 31, 2011	$113	22.84%	17.38%	4.02%
July 31, 2012	$117	28.98%	22.10%	4.02%
July 31, 2013	$122	35.43%	27.01%	4.02%
July 31, 2014	$127	42.21%	32.12%	4.02%
July 31, 2015	$132	49.32%	37.43%	4.02%
July 31, 2016	$137	56.78%	42.95%	4.02%

1	Reflects 3.75% Sales Charge applicable to purchases made on or after August 1, 2006.

JPMORGAN INCOME FUNDS

Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

JPMORGAN INTERMEDIATE BOND FUND

	CLASS B1
	ANNUAL COSTS		GROSS CUM ULATIVE RETURN		NET CUM ULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]
June 30, 2007	$151	$651	5.00%	0.00%	3.52%	(1.48)%	3.52%	(1.48)%
June 30, 2008	$156	$556	10.25%	6.25%	7.16%	3.16%	3.52%	(0.34)%
June 30, 2009	$161	$461	15.76%	12.76%	10.94%	7.94%	3.52%	0.72%
June 30, 2010	$167	$467	21.55%	18.55%	14.84%	11.84%	3.52%	0.82%
June 30, 2011	$173	$373	27.63%	25.63%	18.88%	16.88%	3.52%	1.78%
June 30, 2 012	$179	$279	34.01%	33.01%	23.07%	22.07%	3.52%	2.68%
June 30, 2 013	$185	$185	40.71%	40.71%	27.40%	27.40%	3.52%	3.52%
June 30, 2 014	$192	$192	47.75%	47.75%	31.88%	31.88%	3.52%	3.52%
June 30, 2 015	$132	$132	55.13%	55.13%	37.19%	37.19%	4.02%	4.02%
June 30, 2016	$137	$137	62.89%	62.89%	42.70%	42.70%	4.02%	4.02%

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN CORE BOND FUND

	CLASS A [1]				CLASS C 2
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$523	0.28%	(0.44)%	(0.44)%	$149	5.00%	3.54%	3.54%
June 30, 2008	$99	5.29%	3.57%	4.03%	$155	10.25%	7.19%	3.53%
June 30, 2009	$102	10.55%	7.74%	4.03%	$160	15.76%	10.98%	3.53%
June 30, 2010	$107	16.08%	12.09%	4.03%	$166	21.55%	14.90%	3.53%
June 30, 2011	$111	21.88%	16.60%	4.03%	$172	27.63%	18.95%	3.53%
June 30, 2012	$115	27.98%	21.30%	4.03%	$178	34.01%	23.15%	3.53%
June 30, 2013	$120	34.38%	26.19%	4.03%	$184	40.71%	27.50%	3.53%
June 30, 2014	$125	41.10%	31.28%	4.03%	$191	47.75%	32.00%	3.53%
June 30, 2015	$130	48.15%	36.57%	4.03%	$197	55.13%	36.66%	3.53%
June 30, 2016	$135	55.56%	42.07%	4.03%	$204	62.89%	41.48%	3.53%

1	Reflects 4.50% Class A Sales Charge in effect until August 1, 2006.

2	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.
With redemption, the numbers for Class C Shares for the first year (period ended June 30 , 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
$249	4.00%	2.54%	2.54%

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

JPMORGAN CORE BOND FUND

	CLASS A1
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$449	1.06%	0.34%	0.34%
July 31, 2008	$99	6.12%	4.38%	4.03%
July 31, 2009	$103	11.42%	8.59%	4.03%
July 31, 2010	$107	16.99%	12.97%	4.03%
July 31, 2011	$112	22.84%	17.52%	4.03%
July 31, 2012	$116	28.98%	22.26%	4.03%
July 31, 2013	$121	35.43%	27.18%	4.03%
July 31, 2014	$126	42.21%	32.31%	4.03%
July 31, 2015	$131	49.32%	37.64%	4.03%
July 31, 2016	$136	56.78%	43.19%	4.03%

1	Reflects 3.75% Sales Charge applicable to purchases made on or after August 1, 2006.

JPMORGAN CORE BOND FUND

	CLASS B1
	ANNUAL COSTS		GROSS CUM ULATIVE RETURN		NET CU MULATIVE RETURN			NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]		WITHOUT REDEMP- TION	WITH REDEMP- TION[2]
June 30, 2 007	$149	$649	5.00%	0.00%	3.54%	( 1.46	) %	3.54%	( 1.46	) %
June 30, 2 008	$155	$555	10.25%	6.25%	7.19%	3.19%		3.53%	( 0.33	) %
June 30, 2 009	$160	$460	15.76%	12.76%	10.98%	7.98%		3.53%	0.73%
June 30, 2 010	$166	$466	21.55%	18.55%	14.90%	11.90%		3.53%	0.83%
June 30, 2 011	$172	$372	27.63%	25.63%	18.95%	16.95%		3.53%	1.79%
June 30, 2 012	$178	$278	34.01%	33.01%	23.15%	22.15%		3.53%	2.69%
June 30, 2 013	$184	$184	40.71%	40.71%	27.50%	27.50%		3.53%	3.53%
June 30, 2 014	$191	$191	47.75%	47.75%	32.00%	32.00%		3.53%	3.53%
June 30, 2 015	$131	$131	55.13%	55.13%	37.32%	37.32%		4.03%	4.03%
June 30, 2 016	$136	$136	62.89%	62.89%	42.85%	42.85%		4.03%	4.03%

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior period s.

JPMORGAN INCOME FUNDS

Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

JPMORGAN CORE PLUS BOND FUND

	CLASS A1				CLASS C1
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$540	0.28%	(0.60)%	(0.60)%	$147	5.00%	3.56%	3.56%
June 30, 2 008	$95	5.29%	3.43%	4.06%	$152	10.25%	7.25%	3.56%
June 30, 2 009	$99	10.55%	7.63%	4.06%	$157	15.76%	11.06%	3.56%
June 30, 2 010	$103	16.08%	12.00%	4.06%	$163	21.55%	15.02%	3.56%
June 30, 2 011	$107	21.88%	16.55%	4.06%	$169	27.63%	19.11%	3.56%
June 30, 2 012	$112	27.98%	21.28%	4.06%	$175	34.01%	23.35%	3.56%
June 30, 2 013	$116	34.38%	26.20%	4.06%	$181	40.71%	27.75%	3.56%
June 30, 2 014	$121	41.10%	31.33%	4.06%	$187	47.75%	32.29%	3.56%
June 30, 2 015	$126	48.15%	36.66%	4.06%	$194	55.13%	37.00%	3.56%
June 30, 2 016	$131	55.56%	42.21%	4.06%	$201	62.89%	41.88%	3.56%

1	Relects 4.50% Class A Sales Charge in effect until August 1, 2006.

2	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.
With redemption, the numbers for Class C Shares for the first year (period ended June 30 , 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
$247	4.00%	2.56%	2.56%

JPMORGAN CORE BOND FUND

	CLASS A1
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$465	1.06%	0.18%	0.18%
July 31, 2008	$96	6.12%	4.24%	4.06%
July 31, 2009	$100	11.42%	8.48%	4.06%
July 31, 2010	$104	16.99%	12.88%	4.06%
July 31, 2011	$108	22.84%	17.46%	4.06%
July 31, 2012	$113	28.98%	22.23%	4.06%
July 31, 2013	$117	35.43%	27.20%	4.06%
July 31, 2014	$122	42.21%	32.36%	4.06%
July 31, 2015	$127	49.32%	37.73%	4.06%
July 31, 2016	$132	56.78%	43.33%	4.06%

1	Reflects 3.75% Sales Charge applicable to purchases made on or after August 1, 2006.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

JPMORGAN CORE PLUS BOND FUND

	CLASS B1
	ANNUAL COSTS		GROSS CU MULATIVE RETURN		NET CUM ULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]
June 30, 2007	$147	$647	5.00%	0.00%	3.56%	(1.44)%	3.56%	(1.44)%
June 30, 2008	$152	$552	10.25%	6.25%	7.25%	3.25%	3.56%	(0.30)%
June 30, 2009	$157	$457	15.76%	12.76%	11.06%	8.06%	3.56%	0.76%
June 30, 2010	$163	$463	21.55%	18.55%	15.02%	12.02%	3.56%	0.86%
June 30, 2011	$169	$369	27.63%	25.63%	19.11%	17.11%	3.56%	1.82%
June 30, 2012	$175	$275	34.01%	33.01%	23.35%	22.35%	3.56%	2.72%
June 30, 2013	$181	$181	40.71%	40.71%	27.75%	27.75%	3.56%	3.56%
June 30, 2014	$187	$187	47.75%	47.75%	32.29%	32.29%	3.56%	3.56%
June 30, 2015	$127	$127	55.13%	55.13%	37.66%	37.66%	4.06%	4.06%
June 30, 2016	$132	$132	62.89%	62.89%	43.25%	43.25%	4.06%	4.06%

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN MORTGAGE-BACKED SECURITIES FUND

	CLASS A [1]
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN		NET ANNUAL RETURN
June 30, 2007	$513	0.28%	( 0.35	) %	( 0.35	) %
June 30, 2 008	$99	5.29%	3.67%		4.03%
June 30, 2 009	$103	10.55%	7.85%		4.03%
June 30, 2 010	$107	16.08%	12.19%		4.03%
June 30, 2 011	$111	21.88%	16.72%		4.03%
June 30, 2 012	$115	27.98%	21.42%		4.03%
June 30, 2 013	$120	34.38%	26.31%		4.03%
June 30, 2 014	$125	41.10%	31.40%		4.03%
June 30, 2 015	$130	48.15%	36.70%		4.03%
June 30, 2016	$135	55.56%	42.21%		4.03%

1	Reflects 4.50% Class A Sales Charge in effect until August 1, 2006.

JPMORGAN INCOME FUNDS

Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

JPMORGAN MORTGAGE-BACKED SECURITIES FUND

	CLASS A1
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$99	6 .12%	4 . 4 8%	4 . 0 3%
July 31, 2008	$10 3	11.42%	8 . 7 0%	4.03%
July 31, 2009	$10 8	1 6 . 9 9%	1 3 . 0 8%	4.03%
July 31, 2010	$1 1 2	22 . 8 4%	1 7 . 6 3%	4.03%
July 31, 2011	$11 6	2 8 . 9 8%	22 . 3 7%	4.03%
July 31, 2012	$1 21	3 5 . 4 3%	2 7 . 3 0%	4.03%
July 31, 2013	$12 6	42 . 2 1%	32 . 4 4%	4.03%
July 31, 2014	$1 31	4 9 . 3 2%	3 7 . 7 7%	4.03%
July 31, 2015	$13 6	5 6 . 7 8%	43 . 3 2%	4.03%
July 31, 2016	$1 42	64 . 6 2%	4 9 . 1 0%	4.03%

1	Reflects 3 . 7 5% Sales Charge applicable to purchases made on or after August 1, 2006.

JPMORGAN TREASURY & AGENCY FUND

	CLASS A [1]				CLASS C 2
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$369	1.85%	1.17%	1.17%	$122	5.00%	3.80%	3.80%
June 30, 2 008	$106	6.94%	5.19%	3.97%	$162	10.25%	7.40%	3.47%
June 30, 2 009	$110	12.29%	9.36%	3.97%	$167	15.76%	11.13%	3.47%
June 30, 2 010	$115	17.90%	13.71%	3.97%	$173	21.55%	14.98%	3.47%
June 30, 2 011	$119	23.80%	18.22%	3.97%	$179	27.63%	18.97%	3.47%
June 30, 2 012	$124	29.99%	22.91%	3.97%	$185	34.01%	23.10%	3.47%
June 30, 2 013	$129	36.49%	27.79%	3.97%	$192	40.71%	27.37%	3.47%
June 30, 2 014	$134	43.31%	32.87%	3.97%	$198	47.75%	31.79%	3.47%
June 30, 2 015	$140	50.48%	38.14%	3.97%	$205	55.13%	36.37%	3.47%
June 30, 2016	$145	58.00%	43.62%	3.97%	$212	62.89%	41.10%	3.47%

1	Reflects 3.00% Class A Sales Charge in effect until August 1, 2006.

2	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.
With redemption, the numbers for Class C Shares for the first year (period ended June 3 0, 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
$222	4.00%	2.80%	2.80%

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

JPMORGAN TREASURY & AGENCY FUND

	CLASS A1
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$295	2.64%	1.95%	1.95%
July 31, 2008	$107	7.77%	6.00%	3.97%
July 31, 2009	$111	13.16%	10.21%	3.97%
July 31, 2010	$116	18.82%	14.58%	3.97%
July 31, 2011	$120	24.76%	19.13%	3.97%
July 31, 2012	$125	30.99%	23.86%	3.97%
July 31, 2013	$130	37.54%	28.78%	3.97%
July 31, 2014	$135	44.42%	33.89%	3.97%
July 31, 2015	$141	51.64%	39.21%	3.97%
July 31, 2016	$146	59.22%	44.73%	3.97%

1 Reflects 2.25% Sales Charge applicable to purchases made on or after August 1, 2006.

JPMORGAN TREASURY & AGENCY FUND

	CLASS B1
	ANNUAL COSTS		GROSS CUMMULATIVE RETURN		NET CUMMULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]	WITHOUT REDEMP- TION	WITH REDEMP- TION[2]
June 30, 2007	$122	$422	5.00%	2.00%	3.80%	0.80%	3.80%	0.80%
June 30, 2 008	$162	$462	10.25%	7.25%	7.40%	4.40%	3.47%	0.58%
June 30, 2 009	$167	$367	15.76%	13.76%	11.13%	9.13%	3.47%	1.61%
June 30, 2 010	$173	$273	21.55%	20.55%	14.98%	13.98%	3.47%	2.57%
June 30, 2 011	$179	$179	27.63%	27.63%	18.97%	18.97%	3.47%	3.47%
June 30, 2 012	$185	$185	34.01%	34.01%	23.10%	23.10%	3.47%	3.47%
June 30, 2 013	$129	$129	40.71%	40.71%	27.99%	27.99%	3.97%	3.97%
June 30, 2 014	$134	$134	47.75%	47.75%	33.07%	33.07%	3.97%	3.97%
June 30, 2 015	$140	$140	55.13%	55.13%	38.35%	38.35%	3.97%	3.97%
June 30, 2016	$145	$145	62.89%	62.89%	43.85%	43.85%	3.97%	3.97%

1	Class B shares automatically convert to Class A shares after six years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN INCOME FUNDS

Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

JPMORGAN HIGH YIELD BOND FUND

	CLASS A [1]				CLASS C 2
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$562	0.28%	(0.82)%	(0.82)%	$183	5.00%	3.20%	3.20%
June 30, 2008	$131	5.29%	2.85%	3.70%	$189	10.25%	6.50%	3.20%
June 30, 2009	$136	10.55%	6.65%	3.70%	$195	15.76%	9.91%	3.20%
June 30, 2010	$141	16.08%	10.60%	3.70%	$201	21.55%	13.43%	3.20%
June 30, 2011	$146	21.88%	14.69%	3.70%	$207	27.63%	17.06%	3.20%
June 30, 2012	$152	27.98%	18.93%	3.70%	$214	34.01%	20.80%	3.20%
June 30, 2013	$157	34.38%	23.33%	3.70%	$221	40.71%	24.67%	3.20%
June 30, 2014	$163	41.10%	27.90%	3.70%	$228	47.75%	28.66%	3.20%
June 30, 2015	$169	48.15%	32.63%	3.70%	$235	55.13%	32.78%	3.20%
June 30, 2016	$176	55.56%	37.54%	3.70%	$243	62.89%	37.02%	3.20%

[1]	Reflects 4.50% Class A Sales Charge in effect until August 1, 2006.

[2]	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.
With redemption, the numbers for Class C Shares for the first year (period ended June 3 0 , 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
$ 283	4.00%	2.2 0%	2. 20%

JPMORGAN HIGH YIELD BOND FUND

	CLASS A1
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$488	1.06%	(0.04)%	(0.04)%
July 31, 2008	$132	6.12%	3.65%	3.70%
July 31, 2009	$137	11.42%	7.49%	3.70%
July 31, 2010	$142	16.99%	11.47%	3.70%
July 31, 2011	$148	22.84%	15.59%	3.70%
July 31, 2012	$153	28.98%	19.87%	3.70%
July 31, 2013	$159	35.43%	24.30%	3.70%
July 31, 2014	$165	42.21%	28.90%	3.70%
July 31, 2015	$171	49.32%	33.67%	3.70%
July 31, 2016	$177	56.78%	38.62%	3.70%

[1]	Reflects 3.75% Sales Charge applicable to purchases made on or after August 1, 2006.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

JPMORGAN HIGH YIELD BOND FUND

	CLASS B1
	ANNUAL COSTS		GROSS CU MULATIVE RETURN		NET CUM ULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMP- TION	WITH REDEMP- TION [2]	WITHOUT REDEMP- TION	WITH REDEMP- TION [2]	WITHOUT REDEMP- TION	WITH REDEMP- TION [2]	WITHOUT REDEMP- TION	WITH REDEMP- TION [2]
June 30, 2007	$183	$683	5.00%	0.00%	3.20%	(1.80)%	3.20%	(1.80)%
June 30, 2008	$189	$589	10.25%	6.25%	6.50%	2.50%	3.20%	(0.68)%
June 30, 2009	$195	$495	15.76%	12.76%	9.91%	6.91%	3.20%	0.38%
June 30, 2010	$201	$501	21.55%	18.55%	13.43%	10.43%	3.20%	0.47%
June 30, 2011	$207	$407	27.63%	25.63%	17.06%	15.06%	3.20%	1.44%
June 30, 2012	$214	$314	34.01%	33.01%	20.80%	19.80%	3.20%	2.35%
June 30, 2013	$221	$221	40.71%	40.71%	24.67%	24.67%	3.20%	3.20%
June 30, 2014	$228	$228	47.75%	47.75%	28.66%	28.66%	3.20%	3.20%
June 30, 2015	$170	$170	55.13%	55.13%	33.42%	33.42%	3.70%	3.70%
June 30, 2016	$177	$177	62.89%	62.89%	38.36%	38.36%	3.70%	3.70%

[1]	Class B shares automatically convert to Class A shares after eight years.

[2]	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN INCOME FUNDS

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds’ performance for the last five years or the period of the Funds’ operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements is incorporated by reference in the Statement of Additional Information, which is available upon request.

Class A

			Per share operating performance

		Investment operations			Distributions

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Redemption fees
Ultra Short Duration Bond Fund
July 1, 2005 to February 28, 2006 (d)	$ 9.83	$ 0.26	$ (0.08)	$ 0.18	$ (0.27)	$ —	$ (0.27)	$ —
Year Ended June 30, 2005	9.89	0.27	(0.04)	0.23	(0.29)	—	(0.29)	—
Year Ended June 30, 2004	9.97	0.20	(0.05)	0.15	(0.23)	—	(0.23)	—
Year Ended June 30, 2003	9.95	0.24	0.04	0.28	(0.26)	—	(0.26)	—
Year Ended June 30, 2002	9.86	0.36	0.11	0.47	(0.38)	—	(0.38)	—
Year Ended June 30, 2001	9.73	0.59	0.14	0.73	(0.60)	—	(0.60)	—

Short Duration Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.51	0.21	(0.08)	0.13	(0.21)	—	(0.21)	—
Year Ended June 30, 2005	10.62	0.28	(0.10)	0.18	(0.29)	—	(0.29)	—
Year Ended June 30, 2004	10.86	0.27	(0.23)	0.04	(0.28)	—	(0.28)	—
Year Ended June 30, 2003	10.72	0.35	0.18	0.53	(0.39)	—	(0.39)	—
Year Ended June 30, 2002	10.56	0.48	0.19	0.67	(0.51)	—	(0.51)	—
Year Ended June 30, 2001	10.28	0.58	0.27	0.85	(0.57)	—	(0.57)	—

Intermediate Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.65	0.29	(0.29)	—	(0.33)	—	(0.33)	—
Year Ended June 30, 2005	10.63	0.40	0.12	0.52	(0.50)	—	(0.50)	—
Year Ended June 30, 2004	11.01	0.47	(0.37)	0.10	(0.48)	—	(0.48)	—
Year Ended June 30, 2003	10.70	0.57	0.32	0.89	(0.58)	—	(0.58)	—
Year Ended June 30, 2002	10.50	0.62	0.21	0.83	(0.63)	—	(0.63)	—
Year Ended June 30, 2001	10.07	0.60	0.43	1.03	(0.60)	—	(0.60)	—

Core Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.91	0.34	(0.35)	(0.01)	(0.33)	—	(0.33)	—
Year Ended June 30, 2005	10.77	0.51	0.15	0.66	(0.52)	—	(0.52)	—
Year Ended June 30, 2004	11.18	0.48	(0.39)	0.09	(0.50)	—	(0.50)	—
Year Ended June 30, 2003	10.82	0.62	0.35	0.97	(0.60)	(0.01)	(0.61)	—
Year Ended June 30, 2002	10.59	0.66	0.28	0.94	(0.68)	(0.03)	(0.71)	—
Year Ended June 30, 2001	10.08	0.63	0.51	1.14	(0.63)	—	(0.63)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 9.74	1.81%	$ 219,258	0.70%	3.81%	0.91%	9%
9.83	2.36	281,966	0.70	2.67	1.05	26
9.89	1.53	362,796	0.70	1.97	1.12	46
9.97	2.83	366,214	0.70	2.34	1.12	36
9.95	4.88	162,338	0.65	3.62	1.12	39
9.86	7.67	53,882	0.65	5.91	1.11	38

10.43	1.22	93,187	0.80	2.97	0.91	22
10.51	1.72	97,744	0.80	2.64	1.10	27
10.62	0.39	109,252	0.80	2.51	1.16	54
10.86	5.01	128,309	0.80	3.26	1.16	27
10.72	6.41	49,282	0.80	4.57	1.16	50
10.56	8.49	24,077	0.79	5.54	1.16	46

10.32	0.02	146,206	0.83	4.77	0.98	5
10.65	4.99	173,146	0.83	4.48	1.10	10
10.63	0.91	238,399	0.83	4.27	1.17	17
11.01	8.52	334,574	0.83	5.24	1.17	24
10.70	8.08	233,915	0.83	5.88	1.17	33
10.50	10.49	191,660	0.83	5.80	1.15	23

10.57	(0.11)	394,309	0.75	4.54	0.97	13
10.91	6.23	373,401	0.82	4.52	1.09	16
10.77	0.84	349,290	0.85	4.34	1.16	20
11.18	9.20	429,859	0.85	5.57	1.17	23
10.82	9.09	262,489	0.85	6.09	1.18	32
10.59	11.58	170,715	0.85	6.15	1.18	21

JPMORGAN INCOME FUNDS

Financial Highlights

CONTINUED

Class A (continued)

			Per share operating performance

		Investment operations			Distributions

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Redemption fees
Core Plus Bond Fund
July 1, 2005 to February 28, 2006 (d)	$ 7.95	$ 0.24	$ (0.22)	$ 0.02	$ (0.24)	$ —	$ (0.24)	$ —
Year Ended June 30, 2005	7.82	0.36	0.14	0.50	(0.37)	—	(0.37)	—
Year Ended June 30, 2004	8.10	0.36	(0.28)	0.08	(0.36)	—	(0.36)	—
Year Ended June 30, 2003	7.81	0.45	0.30	0.75	(0.46)	—	(0.46)	—
Year Ended June 30, 2002	7.75	0.46	0.05	0.51	(0.45)	—	(0.45)	—
Year Ended June 30, 2001	7.50	0.46	0.26	0.72	(0.47)	—	(0.47)	—

Mortgage-Backed Securities Fund
July 1, 2005 to February 28, 2006 (d)	10.83	0.33	(0.29)	0.04	(0.33)	—	(0.33)	—
Year Ended June 30, 2005	10.77	0.49	0.08	0.57	(0.51)	—	(0.51)	—
Year Ended June 30, 2004	10.89	0.42	(0.08)	0.34	(0.46)	—	(0.46)	—
Year Ended June 30, 2003	11.00	0.60	(0.04)	0.56	(0.66)	(0.01)	(0.67)	—
Year Ended June 30, 2002	10.47	0.61	0.55	1.16	(0.62)	(0.01)	(0.63)	—
August 18, 2000 (e) to June 30, 2001	10.00	0.59	0.47	1.06	(0.59)	—	(0.59)	—

Government Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.48	0.30	(0.33)	(0.03)	(0.30)	—	(0.30)	—
Year Ended June 30, 2005	10.16	0.46	0.33	0.79	(0.47)	—	(0.47)	—
Year Ended June 30, 2004	10.67	0.48	(0.52)	(0.04)	(0.47)	—	(0.47)	—
Year Ended June 30, 2003	10.26	0.52	0.42	0.94	(0.53)	—	(0.53)	—
Year Ended June 30, 2002	9.93	0.55	0.33	0.88	(0.55)	—	(0.55)	—
Year Ended June 30, 2001	9.55	0.58	0.38	0.96	(0.58)	—	(0.58)	—

Treasury & Agency Fund
July 1, 2005 to February 28, 2006 (d)	10.00	0.32	(0.25)	0.07	(0.32)	—	(0.32)	—
Year Ended June 30, 2005	10.31	0.42	(0.20)	0.22	(0.42)	(0.11)	(0.53)	—
Year Ended June 30, 2004	10.76	0.35	(0.40)	(0.05)	(0.35)	(0.05)	(0.40)	—
Year Ended June 30, 2003	10.33	0.38	0.43	0.81	(0.38)	—	(0.38)	—
Year Ended June 30, 2002	10.04	0.44	0.29	0.73	(0.44)	—	(0.44)	—
Year Ended June 30, 2001	9.65	0.55	0.39	0.94	(0.55)	—	(0.55)	—

High Yield Bond Fund
July 1, 2005 to February 28, 2006 (d)	8.29	0.42	(0.06)	0.36	(0.42)	—	(0.42)	—	( f )
Year Ended June 30, 2005	8.17	0.61	0.14	0.75	(0.61)	(0.02)	(0.63)	—	( f )
Year Ended June 30, 2004	7.92	0.61	0.23	0.84	(0.59)	—	(0.59)	—
Year Ended June 30, 2003	7.30	0.65	0.62	1.27	(0.65)	—	(0.65)	—
Year Ended June 30, 2002	8.19	0.70	(0.89)	(0.19)	(0.70)	—	(0.70)	—
Year Ended June 30, 2001	8.89	0.84	(0.70)	0.14	(0.84)	—	(0.84)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 7.73	0.31%	$ 50,622	0.90%	4.65%	0.94%	15%
7.95	6.47	56,320	0.90	4.54	1.09	20
7.82	0.98	58,697	0.88	4.50	1.15	24
8.10	9.80	75,575	0.89	5.63	1.17	16
7.81	6.76	57,173	0.89	5.86	1.16	23
7.75	9.87	59,303	0.89	6.18	1.16	18

10.54	0.35	13,826	0.65	4.68	0.97	16
10.83	5.40	15,077	0.65	4.50	0.92	25
10.77	3.07	7,681	0.65	4.23	0.82	12
10.89	5.17	13,783	0.65	3.84	0.89	35
11.00	11.44	1,344	0.65	4.67	0.90	36
10.47	10.87	9	0.65	6.19	0.91	30

10.15	(0.30)	146,294	0.75	4.37	0.97	6
10.48	7.89	140,496	0.79	4.43	1.02	10
10.16	(0.40)	86,614	0.87	4.38	1.04	16
10.67	9.29	152,028	0.87	4.92	1.03	19
10.26	9.01	74,166	0.87	5.37	1.03	24
9.93	10.23	52,782	0.87	5.87	1.02	13

9.75	0.71	77,632	0.70	4.83	1.03	20
10.00	2.22	82,360	0.67	4.05	0.99	22
10.31	(0.52)	91,714	0.65	3.30	0.95	23
10.76	7.97	126,395	0.65	3.61	0.95	33
10.33	7.39	124,058	0.65	4.31	0.95	41
10.04	9.93	66,320	0.65	5.49	0.95	48

8.23	4.39	62,622	1.11	7.51	1.30	47
8.29	9.47	68,636	1.12	7.22	1.33	68
8.17	10.96	75,885	1.12	7.37	1.33	58
7.92	18.64	82,386	1.14	8.86	1.35	52
7.30	(2.60)	32,756	1.15	8.91	1.37	34
8.19	1.63	16,587	1.14	9.95	1.36	30

JPMORGAN INCOME FUNDS

Financial Highlights

CONTINUED

Class B

			Per share operating performance

		Investment operations			Distributions

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Redemption fees
Ultra Short Duration Bond Fund
July 1, 2005 to February 28, 2006 (d)	$ 9.76	$ 0.22	$ (0.08)	$ 0.14	$ (0.23)	$ —	$ (0.23)	$ —
Year Ended June 30, 2005	9.82	0.21	(0.03)	0.18	(0.24)	—	(0.24)	—
Year Ended June 30, 2004	9.90	0.14	(0.04)	0.10	(0.18)	—	(0.18)	—
Year Ended June 30, 2003	9.89	0.19	0.03	0.22	(0.21)	—	(0.21)	—
Year Ended June 30, 2002	9.80	0.32	0.11	0.43	(0.34)	—	(0.34)	—
Year Ended June 30, 2001	9.68	0.54	0.13	0.67	(0.55)	—	(0.55)	—

Short Duration Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.59	0.17	(0.09)	0.08	(0.17)	—	(0.17)	—
Year Ended June 30, 2005	10.69	0.23	(0.09)	0.14	(0.24)	—	(0.24)	—
Year Ended June 30, 2004	10.93	0.22	(0.23)	(0.01)	(0.23)	—	(0.23)	—
Year Ended June 30, 2003	10.80	0.30	0.17	0.47	(0.34)	—	(0.34)	—
Year Ended June 30, 2002	10.63	0.43	0.20	0.63	(0.46)	—	(0.46)	—
Year Ended June 30, 2001	10.35	0.52	0.28	0.80	(0.52)	—	(0.52)	—

Intermediate Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.51	0.26	(0.30)	(0.04)	(0.29)	—	(0.29)	—
Year Ended June 30, 2005	10.49	0.38	0.08	0.46	(0.44)	—	(0.44)	—
Year Ended June 30, 2004	10.88	0.39	(0.37)	0.02	(0.41)	—	(0.41)	—
Year Ended June 30, 2003	10.59	0.49	0.32	0.81	(0.52)	—	(0.52)	—
Year Ended June 30, 2002	10.40	0.55	0.21	0.76	(0.57)	—	(0.57)	—
Year Ended June 30, 2001	9.97	0.53	0.44	0.97	(0.54)	—	(0.54)	—

Core Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.90	0.27	(0.33)	(0.06)	(0.28)	—	(0.28)	—
Year Ended June 30, 2005	10.76	0.42	0.17	0.59	(0.45)	—	(0.45)	—
Year Ended June 30, 2004	11.17	0.41	(0.39)	0.02	(0.43)	—	(0.43)	—
Year Ended June 30, 2003	10.81	0.54	0.36	0.90	(0.53)	(0.01)	(0.54)	—
Year Ended June 30, 2002	10.59	0.58	0.28	0.86	(0.61)	(0.03)	(0.64)	—
Year Ended June 30, 2001	10.08	0.57	0.51	1.08	(0.57)	—	(0.57)	—

Core Plus Bond Fund
July 1, 2005 to February 28, 2006 (d)	7.98	0.22	(0.22)	—	(0.21)	—	(0.21)	—
Year Ended June 30, 2005	7.86	0.32	0.12	0.44	(0.32)	—	(0.32)	—
Year Ended June 30, 2004	8.14	0.31	(0.28)	0.03	(0.31)	—	(0.31)	—
Year Ended June 30, 2003	7.84	0.40	0.30	0.70	(0.40)	—	(0.40)	—
Year Ended June 30, 2002	7.78	0.41	0.05	0.46	(0.40)	—	(0.40)	—
Year Ended June 30, 2001	7.53	0.42	0.25	0.67	(0.42)	—	(0.42)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 9.67	1.46%	$ 48,750	1.20%	3.31%	1.41%	9%
9.76	1.87	62,135	1.20	2.18	1.65	26
9.82	1.02	81,758	1.20	1.48	1.77	46
9.90	2.28	101,749	1.20	1.84	1.77	36
9.89	4.43	42,494	1.15	3.08	1.76	39
9.80	7.06	11,811	1.15	5.47	1.76	38

10.50	0.79	22,899	1.30	2.46	1.41	22
10.59	1.31	29,369	1.30	2.13	1.71	27
10.69	0.09	42,563	1.30	2.01	1.81	54
10.93	4.39	51,994	1.30	2.72	1.81	27
10.80	5.97	14,320	1.30	4.05	1.81	50
10.63	7.90	4,982	1.29	5.02	1.81	46

10.18	(0.35)	82,765	1.40	4.20	1.48	5
10.51	4.46	102,614	1.46	3.86	1.70	10
10.49	0.20	132,372	1.48	3.62	1.82	17
10.88	7.85	185,642	1.48	4.54	1.82	24
10.59	7.30	86,784	1.48	5.22	1.82	33
10.40	9.88	45,257	1.48	5.17	1.80	23

10.56	(0.55)	85,667	1.40	3.89	1.47	13
10.90	5.57	94,897	1.47	3.87	1.68	16
10.76	0.28	98,064	1.50	3.69	1.81	20
11.17	8.53	134,915	1.50	4.92	1.82	23
10.81	8.34	76,031	1.50	5.41	1.83	32
10.59	10.89	36,310	1.50	5.53	1.81	21

7.77	0.05	6,950	1.44	4.10	1.44	15
7.98	5.74	9,424	1.51	3.92	1.70	20
7.86	0.32	11,745	1.53	3.85	1.80	24
8.14	9.19	15,226	1.54	4.99	1.82	16
7.84	6.06	13,203	1.54	5.21	1.81	23
7.78	9.12	13,597	1.54	5.51	1.80	18

JPMORGAN INCOME FUNDS

Financial Highlights

CONTINUED

Class B (continued)

			Per share operating performance

		Investment operations			Distributions

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Redemption fees
Government Bond Fund
July 1, 2005 to February 28, 2006 (d)	$ 10.47	$ 0.25	$ (0.33)	$ (0.08)	$ (0.25)	$ —	$ (0.25)	$ —
Year Ended June 30, 2005	10.16	0.39	0.32	0.71	(0.40)	—	(0.40)	—
Year Ended June 30, 2004	10.66	0.40	(0.50)	(0.10)	(0.40)	—	(0.40)	—
Year Ended June 30, 2003	10.26	0.45	0.41	0.86	(0.46)	—	(0.46)	—
Year Ended June 30, 2002	9.93	0.47	0.34	0.81	(0.48)	—	(0.48)	—
Year Ended June 30, 2001	9.55	0.51	0.38	0.89	(0.51)	—	(0.51)	—

Treasury & Agency Fund
July 1, 2005 to February 28, 2006 (d)	9.99	0.29	(0.25)	0.04	(0.29)	—	(0.29)	—
Year Ended June 30, 2005	10.30	0.38	(0.21)	0.17	(0.37)	(0.11)	(0.48)	—
Year Ended June 30, 2004	10.75	0.31	(0.41)	(0.10)	(0.30)	(0.05)	(0.35)	—
Year Ended June 30, 2003	10.32	0.33	0.43	0.76	(0.33)	—	(0.33)	—
Year Ended June 30, 2002	10.03	0.39	0.29	0.68	(0.39)	—	(0.39)	—
Year Ended June 30, 2001	9.64	0.50	0.39	0.89	(0.50)	—	(0.50)	—

High Yield Bond Fund
July 1, 2005 to February 28, 2006 (d)	8.29	0.38	(0.06)	0.32	(0.38)	—	(0.38)	—	(e)
Year Ended June 30, 2005	8.18	0.55	0.14	0.69	(0.56)	(0.02)	(0.58)	—	(e)
Year Ended June 30, 2004	7.93	0.55	0.24	0.79	(0.54)	—	(0.54)	—
Year Ended June 30, 2003	7.32	0.60	0.62	1.22	(0.61)	—	(0.61)	—
Year Ended June 30, 2002	8.21	0.65	(0.89)	(0.24)	(0.65)	—	(0.65)	—
Year Ended June 30, 2001	8.91	0.79	(0.70)	0.09	(0.79)	—	(0.79)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Amount rounds to less than $0.01.

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

			Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 10.14	(0.78	) %	$ 78,500	1.45%	3.67%	1.47%	6%
10.47	7.07		95,143	1.47	3.76	1.62	10
10.16	(0.97)		101,634	1.52	3.74	1.69	16
10.66	8.64		155,876	1.52	4.30	1.68	19
10.26	8.24		84,354	1.52	4.71	1.68	24
9.93	9.53		55,569	1.52	5.21	1.67	13

9.74	0.39		16,720	1.20	4.34	1.53	20
9.99	1.70		23,012	1.17	3.45	1.60	22
10.30	(1.02)		49,443	1.15	2.80	1.60	23
10.75	7.45		79,108	1.15	3.10	1.60	33
10.32	6.89		65,913	1.15	3.84	1.60	41
10.03	9.39		59,626	1.15	5.02	1.60	48

8.23	3.92		35,105	1.76	6.86	1.80	47
8.29	8.71		39,697	1.77	6.58	1.93	68
8.18	10.23		39,488	1.76	6.71	1.98	58
7.93	17.90		32,796	1.79	8.20	2.00	52
7.32	(3.34)		11,572	1.80	8.32	2.02	34
8.21	1.01		8,579	1.79	9.27	2.01	30

JPMORGAN INCOME FUNDS

Financial Highlights

CONTINUED

Class C

			Per share operating performance

		Investment operations			Distributions

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Redemption fees
Ultra Short Duration Bond Fund
July 1, 2005 to February 28, 2006 (d)	$ 9.75	$ 0.22	$ (0.08)	$ 0.14	$ (0.23)	$ —	$ (0.23)	$ —
Year Ended June 30, 2005	9.81	0.21	(0.03)	0.18	(0.24)	—	(0.24)	—
Year Ended June 30, 2004	9.89	0.14	(0.04)	0.10	(0.18)	—	(0.18)	—
Year Ended June 30, 2003	9.88	0.19	0.03	0.22	(0.21)	—	(0.21)	—
November 1, 2001 (e) to June 30, 2002	9.88	0.18	0.02	0.20	(0.20)	—	(0.20)	—

Short Duration Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.58	0.16	(0.08)	0.08	(0.17)	—	(0.17)	—
Year Ended June 30, 2005	10.68	0.22	(0.08)	0.14	(0.24)	—	(0.24)	—
Year Ended June 30, 2004	10.92	0.22	(0.23)	(0.01)	(0.23)	—	(0.23)	—
Year Ended June 30, 2003	10.79	0.30	0.17	0.47	(0.34)	—	(0.34)	—
November 1, 2001 (e) to June 30, 2002	10.89	0.27	(0.07)	0.20	(0.30)	—	(0.30)	—

Intermediate Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.51	0.26	(0.30)	(0.04)	(0.29)	—	(0.29)	—
Year Ended June 30, 2005	10.49	0.36	0.10	0.46	(0.44)	—	(0.44)	—
Year Ended June 30, 2004	10.88	0.39	(0.37)	0.02	(0.41)	—	(0.41)	—
Year Ended June 30, 2003	10.59	0.50	0.31	0.81	(0.52)	—	(0.52)	—
Year Ended June 30, 2002	10.40	0.55	0.21	0.76	(0.57)	—	(0.57)	—
Year Ended June 30, 2001	9.98	0.54	0.42	0.96	(0.54)	—	(0.54)	—

Core Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.96	0.28	(0.34)	(0.06)	(0.28)	—	(0.28)	—
Year Ended June 30, 2005	10.82	0.42	0.17	0.59	(0.45)	—	(0.45)	—
Year Ended June 30, 2004	11.23	0.42	(0.40)	0.02	(0.43)	—	(0.43)	—
Year Ended June 30, 2003	10.87	0.54	0.36	0.90	(0.53)	(0.01)	(0.54)	—
Year Ended June 30, 2002	10.64	0.58	0.30	0.88	(0.62)	(0.03)	(0.65)	—
Year Ended June 30, 2001	10.14	0.57	0.50	1.07	(0.57)	—	(0.57)	—

Core Plus Bond Fund
July 1, 2005 to February 28, 2006 (d)	7.98	0.21	(0.21)	—	(0.21)	—	(0.21)	—
Year Ended June 30, 2005	7.86	0.31	0.13	0.44	(0.32)	—	(0.32)	—
Year Ended June 30, 2004	8.14	0.31	(0.28)	0.03	(0.31)	—	(0.31)	—
Year Ended June 30, 2003	7.84	0.40	0.31	0.71	(0.41)	—	(0.41)	—
Year Ended June 30, 2002	7.78	0.40	0.07	0.47	(0.41)	—	(0.41)	—
Year Ended June 30, 2001	7.54	0.43	0.24	0.67	(0.43)	—	(0.43)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offer ing of class of share .

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

		Ratios/Supplemental data

			Ratios to average net assets (a)

Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$ 9.66	1.46%	$ 338,830	1.20%	3.31%	1.41%	9%
9.75	1.88	438,955	1.20	2.17	1.66	26
9.81	1.03	604,084	1.20	1.48	1.77	46
9.89	2.39	741,134	1.20	1.82	1.77	36
9.88	1.89	253,974	1.15	2.75	1.78	39

10.49	0.79	38,266	1.30	2.46	1.41	22
10.58	1.30	56,296	1.30	2.12	1.71	27
10.68	(0.10)	98,576	1.30	2.01	1.81	54
10.92	4.43	156,942	1.30	2.71	1.81	27
10.79	5.77	32,680	1.30	3.92	1.82	50

10.18	(0.35)	54,879	1.40	4.20	1.48	5
10.51	4.43	68,296	1.46	3.83	1.71	10
10.49	0.19	121,399	1.48	3.62	1.82	17
10.88	7.85	186,110	1.48	4.56	1.82	24
10.59	7.30	100,956	1.48	5.21	1.82	33
10.40	9.78	44,810	1.48	5.17	1.80	23

10.62	(0.55)	57,530	1.40	3.89	1.47	13
10.96	5.53	64,238	1.47	3.87	1.70	16
10.82	0.17	79,323	1.50	3.69	1.81	20
11.23	8.59	123,308	1.50	4.90	1.82	23
10.87	8.33	63,168	1.50	5.26	1.83	32
10.64	10.77	12,615	1.50	5.64	1.85	21

7.77	0.05	3,119	1.44	4.10	1.44	15
7.98	5.74	3,492	1.50	3.94	1.69	20
7.86	0.33	3,750	1.53	3.83	1.80	24
8.14	9.22	3,521	1.54	4.89	1.82	16
7.84	6.10	1,549	1.54	5.16	1.81	23
7.78	9.03	864	1.53	5.57	1.81	18

JPMORGAN INCOME FUNDS

Financial Highlights

CONTINUED

Class C (continued)

			Per share operating performance

		Investment operations			Distributions

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Redemption fees
Government Bond Fund
July 1, 2005 to February 28, 2006 (d)	$ 10.46	$ 0.25	$ (0.33)	$ (0.08)	$ (0.25)	$ —	$ (0.25)	$ —
Year Ended June 30, 2005	10.15	0.40	0.31	0.71	(0.40)	—	(0.40)	—
Year Ended June 30, 2004	10.65	0.40	(0.50)	(0.10)	(0.40)	—	(0.40)	—
Year Ended June 30, 2003	10.25	0.45	0.41	0.86	(0.46)	—	(0.46)	—
Year Ended June 30, 2002	9.93	0.47	0.34	0.81	(0.49)	—	(0.49)	—
Year Ended June 30, 2001	9.55	0.52	0.38	0.90	(0.52)	—	(0.52)	—

High Yield Bond Fund
July 1, 2005 to February 28, 2006 (d)	8.29	0.38	(0.05)	0.33	(0.38)	—	(0.38)	—	(e)
Year Ended June 30, 2005	8.19	0.55	0.13	0.68	(0.56)	(0.02)	(0.58)	—
Year Ended June 30, 2004	7.93	0.55	0.25	0.80	(0.54)	—	(0.54)	—
Year Ended June 30, 2003	7.32	0.60	0.62	1.22	(0.61)	—	(0.61)	—
Year Ended June 30, 2002	8.21	0.64	(0.88)	(0.24)	(0.65)	—	(0.65)	—
Year Ended June 30, 2001	8.90	0.79	(0.69)	0.10	(0.79)	—	(0.79)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Amount rounds to less than $0.01 .

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

			Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 10.13	(0.77	) %	$ 23,863	1.45%	3.67%	1.47%	6%
10.46	7.09		24,922	1.48	3.75	1.64	10
10.15	(0.96)		42,666	1.52	3.74	1.69	16
10.65	8.54		74,937	1.52	4.28	1.68	19
10.25	8.26		31,467	1.52	4.67	1.67	24
9.93	9.55		9,820	1.52	5.22	1.67	13

8.24	4.04		25,650	1.76	6.86	1.80	47
8.29	8.55		28,348	1.77	6.57	1.93	68
8.19	10.35		35,344	1.76	6.70	1.98	58
7.93	17.88		30,857	1.79	8.23	2.00	52
7.32	(3.33)		12,629	1.80	8.25	2.02	34
8.21	1.11		5,211	1.79	9.29	2.01	30

JPMORGAN INCOME FUNDS

Appendix A—Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information.

Following the table is a more complete discussion of risk.

FUND NAME	FUND CODE
JPMorgan Ultra Short Duration Bond Fund	1
JPMorgan Short Duration Bond Fund	2
JPMorgan Intermediate Bond Fund	3
JPMorgan Core Bond Fund	4
JPMorgan Core Plus Bond Fund	5
JPMorgan Government Bond Fund	6
JPMorgan Treasury & Agency Fund	7
JPMorgan High Yield Bond Fund	8
JPMorgan Mortgage-Backed Securities Fund	9

Instrument	Fund Code	Risk Type
Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.
	1–9	Prepayment Market Credit Regulatory
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
	1–5, 8, 9	Prepayment Market Credit Regulatory
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.	1–5, 8, 9	Credit Liquidity Market
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Funds will sell only covered call and secured put options.
	1–6, 8, 9	Management Liquidity Credit Market Leverage

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

Instrument	Fund Code	Risk Type
Certificates of Deposit: Negotiable instruments with a stated maturity.	1–5, 8, 9	Market Credit Liquidity
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1–5, 8, 9	Credit Liquidity Market
Common Stock: Shares of ownership of a company.	8	Market
Convertible Securities: Bonds or preferred stock that can convert to common stock.	1, 3–5, 8, 9	Market Credit
Corporate Debt Securities: Corporate bonds and non-convertible debt securities.	1–5, 8, 9	Market Credit
Currency Futures and Related Options: Transactions in financial futures and related options, which are generally described above. A Fund will enter into these transactions in foreign currencies for hedging purposes only.	5	Management Liquidity Credit Political Leverage Foreign Investment Market
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.
	1–5, 8, 9	Market Liquidity Management
Exchanged-Traded Funds: Ownership in unit invest ment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securi ties or stocks designed to track the price perfor mance and dividend yield of a particular broad based, sector or international index. Exchange- traded funds or ETFs include a wide range of invest ments such as iShares, Standard and Poor’s Depository Receipts (SPDRs), and NASDAQ 100’s.
	1–9	Market Investment Co mpany
Fixed Rate Mortgage Loans: Investments in fixed rate mortgage loans or mortgage pools which bear simple interest at fixed annual rates and have short- to long-term final maturities.	1–9	Credit Prepayment Regulatory Market
Foreign Securities: Securities issued by foreign companies, debt securities issued or guaranteed by foreign governments or any of their agencies and instrumentalities, as well as commercial paper of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.
	1–5, 8, 9	Market Political Liquidity Foreign Investment

JPMORGAN INCOME FUNDS

Appendix A—Investment Practices

CONTINUED

Instrument	Fund Code	Risk Type
Forward Foreign Exchange Transactions: Contractual agreement to purchase or sell one specified currency for another currency at a specified future date and price. A Fund will enter into forward foreign exchange transactions for hedging purposes only.	5	Management Liquidity Credit Political Leverage Foreign Investment Market
Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.
	1–6, 8, 9	Management Market Liquidity Leverage Credit
Inverse Floating Rate Instruments: Floating rate debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1–6, 8, 9	Market Leverage Credit
Investment Company Securities: Shares of other mutual funds, including JPMorgan money market funds and shares of other money market mutual funds for which JPMorgan Investment Advisors or its affiliates serve as investment adviser or administrator. The Treasury & Agency Fund and the Government Bond Fund will purchase only shares of investment companies which invest exclusively in U.S. Treasury and other U.S. agency obligations. JPMorgan Investment Advisors will waive certain fees when investing in funds for which it serves as investment adviser to the extent required by law.
	1–9	Market Investment Company
Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries (LDCs).	1–5, 8, 9	Credit Political Liquidity Foreign Investment Market
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs).
	1–9	Tax Prepayment Market Credit Regulatory
Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.
	1–9	Prepayment Market Regulatory

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

Instrument	Fund Code	Risk Type
Municipal Bonds: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal bonds include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
	1–5, 8, 9	Market Credit Political Tax Regulatory
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may invest in such options, contracts and products.	1–6, 8, 9	Management Credit Market Liquidity
Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	1–5, 7, 8	Credit Foreign Investment
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	2–5, 8, 9	Market
Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	2–5, 8, 9	Liquidity Management Market Regulatory Tax Prepayment
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1–9	Credit Market Liquidity
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1–5, 8, 9	Liquidity Market
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1–9	Market Leverage
Securities Lending: The lending of up to 33-1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	1–9	Credit Market L everage
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).	1–5, 8, 9	Credit Liquidity Market
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage-backed obligations. These include IOs and POs.
	1–6, 8, 9	Prepayment Market Credit Regulatory

JPMORGAN INCOME FUNDS

Appendix A—Investment Practices

CONTINUED

Instrument	Fund Code	Risk Type
Structured Instruments: Debt securities issued by agencies and instrumentalities of the U.S. government, banks, municipalities, corporations and other businesses whose interest and/or principal payments are indexed to foreign currency exchange rates, interest rates, or one or more other referenced indices.
	1–9	Market Liquidity Management Credit Foreign Investment
Swaps, Caps and Floors: A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors. Swaps involve an obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.
	1–6, 8, 9	Management Credit Liquidity Market
Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1–5, 8, 9	Liquidity Credit Market
Treasury Receipts: TRs, TIGRs and CATS.	1–5, 8, 9	Market
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac including funding notes and subordinated benchmark notes.
	1–9	Market Credit Govt. Securities
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES.	1–9	Market
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	1–9	Credit Liquidity Market
Warrants: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	5, 8	Market Credit
When-Issued Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1–9	Market Leverage Liquidity Credit
Zero Coupon Debt Securities: Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.
	1–9	Credit Market Zero Coupon
Zero-Fixed-Coupon Debt Securities: Zero coupon debt securities which convert on a specified date to interest bearing debt securities.	1–9	Credit Market Zero Coupon

JPMORGAN INCOME FUNDS

P R O S P E C T U S    JULY 1

2006

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

•	Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

•	Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

•	Government Securities Risk. The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

•	Investment Compan y Risk . If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment com pany. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

•	Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

JPMORGAN INCOME FUNDS

Appendix A—Investment Practices

CONTINUED

•	Management Risk. The risk that a strategy used by a fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

•	Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

•	Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

•	Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

•	Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

•	Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

•	Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. This risk is similar to Credit Risk which is described above.

JPMORGAN INCOME FUNDS

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HOW TO REACH US

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI).

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION?

You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can also review and copy the Funds’ reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202- 551 -8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)

©JPMorgan Chase & Co. All Rights Reserved. July 2006.

PR-INCABC-T2-706

PROSPECTUS JULY 1, 2006

JPMorgan
Income
Funds
Select Class Shares

JPMorgan Ultra Short Duration Bond Fund
     (formerly JPMorgan Ultra Short Term Bond Fund)
JPMorgan Short Duration Bond Fund
JPMorgan Intermediate Bond Fund
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Government Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan High Yield Bond Fund

The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

CONTENTS

Fund Summaries: Investments, Risk & Performance	1
JPMorgan Ultra Short Duration Bond Fund	1
JPMorgan Short Duration Bond Fund	6
JPMorgan Intermediate Bond Fund	11
JPMorgan Core Bond Fund	16
JPMorgan Core Plus Bond Fund	21
JPMorgan Mortgage-Backed Securities Fund	26
JPMorgan Government Bond Fund	31
JPMorgan Treasury & Agency Fund	36
JPMorgan High Yield Bond Fund	41
More About the Funds	46
Principal Investment Strategies	46
Investment Risks	49
Portfolio Quality	51
Temporary Defensive Positions	53
Portfolio Turnover	53
How to Do Business with the Funds	54
Purchasing Fund Shares	54
Shareholder Servicing Fees	58
Networking and Sub-Transfer Agency Fees	58
Exchanging Fund Shares	58
Redeeming Fund Shares	59
Shareholder Information	62
Dividend Policies	62
Tax Treatment of Shareholders	62
Shareholder Statements and Reports	63
Availability of Proxy Voting Record	64
Portfolio Holdings Disclosure	64
Management of the Funds	65
The Adviser, Administrator and Distributor	65
The Sub-Adviser	65
Advisory Fees	65
Additional Compensation to Financial Intermediaries	65
The Fund Managers	66
Legal Proceedings and Additional Fee and Expense Information	69
Financial Highlights	78
Appendix A—Investment Practices	82

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Ultra Short Duration Bond Fund
     (formerly JPMorgan Ultra Short Term Bond Fund and
    One Group® Ultra Short-Term Bond Fund)

What is the goal of the Fund?

The Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

What are the Fund’s main investment strategies?

The Fund mainly invests in all types of investment grade debt securities (or unrated debt securities which JPMorgan Investment Advisors determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instruments. As part of its main investment strategy, the Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical nature of the transaction. For more information about the Ultra Short Duration Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association ( Ginnie Mae ) , the Federal National Mortgage Association ( Fannie Mae ) or the Federal Home Loan Mortgage Corporation ( Freddie Mac ) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and

JPMORGAN INCOME FUNDS

1

JPMorgan
    Ultra Short Duration Bond Fund

CONTINUED

interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR) [1] — SELECT CLASS SHARES

BEST QUARTER: 4th quarter, 2000	2. 30%
WORST QUARTER: 2nd quarter, 2004	–0.1 8%

The Fund’s year-to-date total return through 3/31/06 was 0.72%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

3

JPMorgan
    Ultra Short Duration Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	2/2/93
Return Before Taxes		2.85	3.51	4.77
Return After Taxes on Distributions		1.48	2.16	2.87
Return After Taxes on Distributions and Sale of Fund Shares		1.84	2.18	2.88
Lehman Brothers Short 9 – 12 Month U.S. Treasury Index 1 ˆ (no deduction for fees, expenses or taxes)		2.52	2.87	4.33
Lipper Ultra Short Fund Index 2 ˆ (no deduction for taxes)		2.71	2.74	NA*

1	The Lehman Brothers Short 9 – 12 Month U.S. Treasury Index is an unmanaged index which includes aged U.S. Treasury notes and bonds with a remaining maturity from nine up to (but not including) twelve months. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

2	The Lipper Ultra Short Fund Index is typically comprised of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

*	Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

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2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0 .25
Shareholder Service Fees	0 .25
Other Expenses [1]	0.16
Total Annual Fund Operating Expenses	0.66
Fee Waiver and/or Expense Reimbursement [2]	(0.21)
Net Expenses [2]	0 . 45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 . 45 % of the average daily net assets of the Select Class Sharesthrough June 3 0 , 200 7 .

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Select Class ($)	46	190	34 7	803

JPMORGAN INCOME FUNDS

5

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Short Duration Bond Fund
     (formerly One Group® Short-Term Bond Fund)

What is the goal of the Fund?

The Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

What are the Fund’s main investment strategies?

The Fund mainly invests in investment grade debt securities (or unrated debt securities which JPMorgan Investment Advisors determines to be of comparable quality) with short to intermediate remaining maturities. These include U.S. government obligations, and mortgage-backed and asset-backed securities. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Short Duration Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide

JPMORGAN INCOME FUNDS

6

P R O S P E C T U S    JULY 1

2006

financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

7

JPMorgan
    Short Duration Bond Fund

CONTINUED

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR) [1] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2001	3. 24%
WORST QUARTER: 2nd quarter, 2004	–0.9 0%

The Fund’s year-to-date total return through 3/31/06 was 0.55%.

1	The Fund’s fiscal year end is the last day in February.

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2006

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	9 / 4 /9 0
Return Before Taxes		1.94	3.91	4.75
Return After Taxes on Distributions		0.82	2.45	2.82
Return After Taxes on Distributions and Sale of Fund Shares		1.25	2.46	2.84
Lehman Brothers 1–3 Year Government/Credit Index 1 ˆ (no deduction for fees, expenses or taxes)		1.77	4.15	5.06
Lipper Short U.S. Government Fund Index 2 ˆ (no deduction for taxes)		1.68	3. 2 7	4.41

1	The Lehman Brothers 1 – 3 Year Government/Credit Index is an unmanaged index with a broad measure of the performance of short-term government and corporate fixed-rate debt issues. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

2	The Lipper Short U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

9

JPMorgan
    Short Duration Bond Fund

CONTINUED

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0 .25
Shareholder Service Fees	0. 25
Other Expenses [1]	0.16
Total Annual Fund Operating Expenses	0.66
Fee Waiver and/or Expense Reimbursement [2]	(0.11)
Net Expenses [2]	0. 55

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 . 55 % of the average daily net assets of the Select Class Shares through June 3 0 , 200 7 .

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Select Class ($)	56	200	357	812

JPMORGAN INCOME FUNDS

10

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Intermediate Bond Fund
     (formerly One Group® Intermediate Bond Fund)

What is the goal of the Fund?

The Fund seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

What are the Fund’s main investment strategies?

The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which JPMorgan Investment Advisors determines to be of comparable quality), including bonds, notes and U.S. government obligations with intermediate maturities. These include mortgage-backed and asset-backed securities. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Intermediate Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial

JPMORGAN INCOME FUNDS

11

JPMorgan
    Intermediate Bond Fund

CONTINUED

support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

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2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR)[1,2] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2001	4 . 58%
WORST QUARTER: 2nd quarter, 2004	– 1.98%

The Fund’s year-to-date total return through 3/31/06 was –0.33%.

1	The Fund consolidated with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Intermediate Bond Fund was considered the accounting survivor. Therefore, all performance information for the Fund for periods prior to March 22, 1999 reflects the performance of the Pegasus Intermediate Bond Fund and its predecessors.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

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JPMorgan
    Intermediate Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	6/1/91
Return Before Taxes		2.00	5.47	5 .96
Return After Taxes on Distributions		0.19	3.41	3.6 4
Return After Taxes on Distributions and Sale of Fund Shares		1.29	3.44	3.65
Lehman Brothers Intermediate Government/Credit Bond Index2 ˆ (no deduction for fees, expenses or taxes)		1. 58	5.49	5. 80
Lipper Short Intermediate U.S. Government Fund Index3 ˆ (no deduction for taxes)		1. 26	4.18	4. 79

1	The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Intermediate Bond Fund, and the Pegasus Intermediate Bond Fund.

2	The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of U.S. G overnment agency and Treasury securities and investment grade corporate bonds. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

3	The Lipper Short Intermediate U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

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P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0. 30
Shareholder Service Fees	0. 25
Other Expenses [1]	0.18
Total Annual Fund Operating Expenses	0.73
Fee Waiver and/or Expense Reimbursement [2]	(0.15)
Net Expenses [2]	0. 58

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 . 58 % of the average daily net assets of the Select Class Shares t hrough June 3 0 , 200 7 .

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Select Class ($)	59	218	391	892

JPMORGAN INCOME FUNDS

15

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Core Bond Fund
     (formerly One Group® Bond Fund)

What is the goal of the Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

What are the Fund’s main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which JPMorgan Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. JPMorgan Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Core Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide

JPMORGAN INCOME FUNDS

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P R O S P E C T U S    JULY 1

2006

financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

17

JPMorgan
    Core Bond Fund

CONTINUED

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR)[1,2] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 200 1	5 .1 3%
WORST QUARTER: 2nd quarter, 2004	–2. 22%

The Fund’s year-to-date total return through 3/31/06 was –0.67%.

1	The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

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P R O S P E C T U S    JULY 1

2006

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	6/1/91
Return Before Taxes		2.27	5. 9 4	6.37
Return After Taxes on Distributions		0.52	3.80	3.96
Return After Taxes on Distributions and Sale of Fund Shares		1.46	3.79	3.94
Lehman Brothers Aggregate Bond Index2 ˆ (no deduction for fees, expenses or taxes)		2.43	5.87	6.17
Lipper Intermediate U.S. Government Fund Index3 ˆ (no deduction for taxes)		1.85	4.85	5.32

1	The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund.

2	The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

3	The Lipper Intermediate U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

19

JPMorgan
    Core Bond Fund

CONTINUED

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0. 30
Shareholder Service Fees	0. 25
Other Expenses [1]	0.17
Total Annual Fund Operating Expenses	0.72
Fee Waiver and/or Expense Reimbursement [2]	(0.12)
Net Expenses [2]	0. 60

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 . 60 % of the average daily net assets of the Select Class Shares through June 3 0 , 200 7 .

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Select Class ($ )	61	218	389	883

JPMORGAN INCOME FUNDS

20

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Core Plus Bond Fund
     (formerly One Group® Income Bond Fund)

What is the goal of the Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

What are the Fund’s main investment strategies?

The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by JPMorgan Investment Advisors). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., high yield or junk bonds). The Fund may not invest more than 30% of its total assets in such high yield securities. The Fund also invests in mortgage-backed and asset-backed securities, and certain obligations and securities of foreign issuers. The Fund invests in securities with short to long maturities. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. JPMorgan Investment Advisors has retained JPMorgan High Yield Partners as the sub-adviser with respect to the high yield portion of the Fund. JPMorgan High Yield Partners focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. For more information about the Core Plus Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that JPMorgan Investment Advisors believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor’s Ratings Service and Ba or lower by Moody’s Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

JPMORGAN INCOME FUNDS

21

JPMorgan
    Core Plus Bond Fund

CONTINUED

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Securities.  Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Portfolio Quality.  The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund also may invest in securities that are rated below investment grade. These securities are considered to be speculative and may be issued by companies which are highly leveraged, less creditworthy or financially distressed.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

22

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR)[1,2] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2001	3 . 7 8%
WORST QUARTER: 2nd quarter, 2004	–2. 06%

The Fund’s year-to-date total return through 3/31/06 was –0.61%.

1	The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Multi-Sector Bond Fund and the Pegasus Multi-Sector Bond Fund. The Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi - Sector Bond Fund was the accounting survivor. Therefore, all performance information for the Fund for periods prior to March 22, 1999 reflects the performance of the Pegasus Multi-Sector Bond Fund and its predecessors.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

23

JPMorgan
    Core Plus Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	3/5/93
Return Before Taxes		2.73	5.71	5.71
Return After Taxes on Distributions		0.95	3.62	3. 3 1
Return After Taxes on Distributions and Sale of Fund Shares		1.76	3.61	3.37
Lehman Brothers Aggregate Bond Index2 ˆ (no deduction for fees, expenses or taxes)		2.43	5.87	6.17
Lipper Intermediate Investment Grade Fund Index3 ˆ (no deduction for sales charges or taxes)		2.30	5.68	5.77

1	The Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. The performance information for the Fund for periods prior to March 22, 1999 reflects the performance of the Pegasus Multi-Sector Bond Fund and its predecessors.

2	The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

3	The Lipper Intermediate Investment Grade Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

24

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0. 30
Shareholder Service Fees	0. 25
Other Expenses [1]	0.14
Total Annual Fund Operating Expenses	0.69
Fee Waiver and/or Expense Reimbursement [2]	(0.0 2)
Net Expenses [2]	0. 6 7

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 . 67 % of the average daily net assets of the Select Class Shares through June 3 0 , 200 7 .

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Select Class ($)	6 8	21 9	38 2	85 7

JPMORGAN INCOME FUNDS

25

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Mortgage-Backed Securities Fund
     (formerly One Group® Mortgage-Backed Securities Fund)

What is the goal of the Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

What are the Fund’s main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which JPMorgan Investment Advisors determines to be of comparable quality). These include mortgage-backed securities issued by U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), commercial mortgage securities and collateralized mortgage obligations. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, municipal securities and corporate debt securities. JPMorgan Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction. For more information about the Mortgage-Backed Securities Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae

JPMORGAN INCOME FUNDS

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2006

is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

27

JPMorgan
    Mortgage-Backed Securities Fund

CONTINUED

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR)[1,2] — SELECT CLASS SHARES

BEST QUARTER: 4th quarter, 2000	4 . 84%
WORST QUARTER: 2nd quarter, 2004	–1.2 8%

The Fund’s year-to-date total return through 3/31/06 was –0.35%.

1	The Fund commenced operations on August 18, 2000 subsequent to the transfer of assets from a common trust fund (inception 12/31/83) with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The performance data for the Fund includes the performance of the common trust fund for the periods prior to the commencement of operations of the Fund as adjusted to reflect the contractual expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

28

P R O S P E C T U S    JULY 1

2006

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	8/18/00
Return Before Taxes		2.67	6.19	7.10
Return After Taxes on Distributions		0. 8 6	3.94	5.86
Return After Taxes on Distributions and Sale of Fund Shares		1.72	3.93	5.46
Lehman Brothers Mortgage-Backed Securities Index2 ˆ (no deduction for fees, expenses or taxes)		2.61	5.44	6.18
Lipper U.S. Mortgage Fund Index3 ˆ (no deduction for sales charges or taxes)		2 .24	4.74	5.32

1	The Fund commenced operations on August 18, 2000 subsequent to the transfer of assets from a common trust fund (inception 12/31/83) with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The performance data for the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the contractual expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its returns may have been lower.

2	The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index which represents the performance of mortgage pools of Ginnie Mae (GNMA), Fannie M ae ( FNMA) and Freddie Mac (FHLMC). The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

3	The Lipper U.S. Mortgage Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

29

JPMorgan
    Mortgage-Backed Securities Fund

CONTINUED

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0. 35
Shareholder Service Fees	0. 25
Other Expenses [1]	0.12
Total Annual Fund Operating Expenses	0.72
Fee Waiver and/or Expense Reimbursement [2]	(0.32)
Net Expenses [2]	0. 40

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 . 40 % of the average daily net assets of the Select Class Shares through June 30 , 20 07 .

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Select Class ($)	41	198	369	864

JPMORGAN INCOME FUNDS

30

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Government Bond Fund
     (formerly One Group® Government Bond Fund)

What is the goal of the Fund?

The Fund seeks a high level of current income with liquidity and safety of principal.

What are the Fund’s main investment strategies?

The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Government Bond Fund spreads its holdings across various security types within the government market sector (e.g., U.S. government agency securities and agency mortgage-backed securities). JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction. For more information about the Government Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a government bond?

A “government bond” is a debt instrument with a maturity of 90 days or more at the time of its issuance and with principal and interest guaranteed by the U.S. government and its agencies and instrumentalities, as well as stripped government securities and mortgage-related and mortgage-backed securities.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategies, the Fund may invest in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums)

JPMORGAN INCOME FUNDS

31

JPMorgan
    Government Bond Fund

CONTINUED

paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

32

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR) [1] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2002	5. 52%
WORST QUARTER: 2nd quarter, 2004	–2. 58%

The Fund’s year-to-date total return through 3/31/06 was –1.17%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

33

JPMorgan
    Government Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	3/5/93
Return Before Taxes		3.29	5.78	5.91
Return After Taxes on Distributions		1.61	3.80	3.66
Return After Taxes on Distributions and Sale of Fund Shares		2.13	3.74	3.64
Lehman Brothers Government Bond Index 1 ˆ (no deduction for fees, expenses or taxes)		2.65	5.38	5.94
Lipper General U.S. Government Fund Index 2 ˆ (no deduction for sales charges or taxes)		2.50	4.81	5.17

1	The Lehman Brothers Government Bond Index is an unmanaged index comprised of securities issued by the U.S. government. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses .

2	The Lipper General U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

34

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0. 30
Shareholder Service Fees	0. 25
Other Expenses [1]	0.17
Total Annual Fund Operating Expenses	0.72
Fee Waiver and/or Expense Reimbursement [2]	(0.1 7)
Net Expenses [2,3]	0. 5 5

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 . 5 5% of the average daily net assets of the Select Class Sharesthrough June 3 0 , 200 7 .

3	JPMorgan Investment Advisors and the Administrator are currently voluntarily waiving fees and/or reimbursing expenses to limit total fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses relating to the Board of Trustees’ deferred compensation plan) to 0.48% of the average daily net assets of the Select Class Shares. This additional waiver is voluntary and may be discon tinued at any time.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Select Class ($)	5 6	21 3	38 4	87 9

JPMORGAN INCOME FUNDS

35

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Treasury & Agency Fund
     (formerly One Group® Treasury & Agency Fund)

What is the goal of the Fund?

The Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

What are the Fund’s main investment strategies?

The Fund invests in U.S. Treasury and other U.S. agency obligations including U.S. Treasury bills, notes, agency debentures, repurchase agreements and other obligations issued or guaranteed by U.S. government agencies and instrumentalities. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. JPMorgan Investment Advisors looks for individual securities that it believes will perform well over time. The Treasury and Agency Fund spreads its holdings across various security types and concentrates on issues with short or intermediate remaining maturities. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Treasury & Agency Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a Treasury and Agency Obligation?

For purposes of the Treasury & Agency Fund, a Treasury and Agency Obligation includes U.S. Treasury bills, notes and other obligations issued or guaranteed by U.S. government agencies and instrumentalities, bonds, Separately Traded Registered Interest and Principal Securities known as STRIPS and Coupons Under Book Entry S afe k eeping known as CUBES.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when

JPMORGAN INCOME FUNDS

36

P R O S P E C T U S    JULY 1

2006

securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

37

JPMorgan
    Treasury & Agency Fund

CONTINUED

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR)[1,2] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2002	4 . 78%
WORST QUARTER: 2nd quarter, 2004	–1. 46%

The Fund’s year-to-date total return through 3/31/06 was 0.26%.

1	The Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund (inception 4/30/88) with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The performance data for the Fund includes the performance of the common trust fund for periods prior to the Fund’s commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

38

P R O S P E C T U S    JULY 1

2006

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	1/20/97
Return Before Taxes		1.64	4.37	5. 0 5
Return After Taxes on Distributions		(0.17)	2.66	3.19
Return After Taxes on Distributions and Sale of Fund Shares		1.06	2.74	3.19
Lehman Brothers 1-5 Year Treasury Index2 ˆ (no deduction for fees, expenses or taxes)		1.56	4.57	5.35
Lehman Brothers Intermediate Treasury Index3 ˆ (no deduction for fees, expenses or taxes)		1.34	4.11	5.06
Lipper Short U.S. Government Fund Index4 ˆ (no deduction for sales charges or taxes)		1.68	3.27	4.41

1	The Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund (inception 4/30/88) with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The performance data for the Fund includes the performance of the common trust fund for periods prior to the Fund’s commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

2	The Lehman Brothers 1-5 Year Treasury Index is an unmanaged index comprised of U.S. Treasury-issued securities with maturities of one to five years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses .

3	The Lehman Brothers Intermediate Treasury Index is an unmanaged index comprised of U.S. Treasury-issued securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses . The Lehman Brothers Intermediate Treasury Index is shown for historical purposes only.

4	The Lipper Short U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

39

JPMorgan
    Treasury & Agency Fund

CONTINUED

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLAS S
Investment Advisory Fees	0. 30
Shareholder Service Fees	0. 25
Other Expenses [1]	0.24
Total Annual Fund Operating Expenses	0. 7 9
Fee Waiver and/or Expense Reimbursement [2]	(0.34)
Net Expenses [2]	0. 45

1	“Other Expenses” have been calculated based on the actual other e xpenses incurred in the most recent fiscal period .

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 . 45 % of the average daily net assets of the Select Class Shares through June 3 0 , 200 7 .

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Select Class ($)	46	218	405	94 6

JPMORGAN INCOME FUNDS

40

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    High Yield Bond Fund
    (formerly One Group® High Yield Bond Fund)

What is the goal of the Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

What are the Fund’s main investment strategies?

The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations. The Fund’s investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund’s sub-adviser, JPMorgan High Yield Partners, focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. JPMorgan High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments. For more information about the High Yield Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What is a high yield bond?

A high yield bond or junk bond is a debt security that is rated below investment grade. (Such bonds also include unrated securities that JPMorgan Investment Advisors or JPMorgan High Yield Partners believes to be of comparable quality to debt securities that are rated below investment grade.) Such bonds are also called “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor’s Ratings Service and Ba or lower by Moody’s Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a higher degree of risk.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

High Yield Bond Risk.  The Fund’s main investment strategy is to invest in high yield, high risk securities which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended as a long-term investment program for investors who are able and willing to assume a high degree of risk.

Smaller Companies.  As part of its high yield strategy, the Fund invests in debt securities of smaller, newer companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in the value of their debt securities. This may cause unexpected

JPMORGAN INCOME FUNDS

41

JPMorgan
    High Yield Bond Fund

CONTINUED

decreases in the value of your investment in the Fund.

Sensitivity to Interest Rates and Economic Changes.  The income and market value of the Fund’s securities may fluctuate more than higher-rated securities. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR) [1] — SELECT CLASSSHARES

BEST QUARTER: 2nd quarter, 2003	9.5 9%
WORST QUARTER: 3rd quarter, 2001	–4. 24%

The Fund’s year-to-date total return through 3/31/06 was 3 . 31%.

1	The Fund’s fiscal year end is the last day of February.

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JPMorgan
    High Yield Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	PERFORMANCE SINCE 11/13/98
SELECT CLASS	11/13/98
Return Before Taxes		3.04	8 .55	6.03
Return After Taxes on Distributions		0.2 8	5.22	2.62
Return After Taxes on Distributions and Sale of Fund Shares		1.94	5.25	2.96
Lehman Brothers High Yield Index, 2% Issuer Constrained 1 ˆ		2.76	4.12	5.83
Lehman Brothers High Yield Index 2 ˆ (no deduction for fees, expenses or taxes)		2.74	9.12	5.64
Lipper High Yield Current Yield Bond Index 3 ˆ (no deduction for sales charges or taxes)		3.00	6.76	3.86

1	The Lehman Brothers High Yield Index, 2% Issuer Constrained is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The Index limits the maximum exposure to any one issuer to 2%. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses . The index for the Fund has changed from the Lehman Brothers High Yield Index to the Lehman Brothers High Yield Index, 2% Issuer Constrained in order to better represent the investment policies for comparison purposes.

2	The Lehman Brothers High Yield Index is an unmanaged index comprised of fixed-rate, non-investment grade debt securities that are dollar denominated and non-convertible. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses .

3	The Lipper High Yield Current Yield Bond Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

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Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

SELECT CLASS
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed/exchanged)	2.00

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0. 65
Shareholder Service Fees	0. 25
Other Expenses [1]	0.15
Total Annual Fund Operating Expenses	1.05
Fee Waiver and/or Expense Reimbursement [2]	(0.1 5)
Net Expenses [2]	0. 90

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.90 % of the average daily net assets of the Select ClassSharesthrough June 3 0 , 200 7 .

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30, 2007 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Select Class ($)	92	31 9	56 5	1,26 9

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More About the Funds

Each of the Funds described in this prospectus is a series of JPMorgan Trust II (Trust) and is managed by JPMorgan Investment Advisors. For more information about the Funds and JPMorgan Investment Advisors, please read “Management of the Funds” and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

This prospectus describes mutual funds with a variety of investment objectives, including total return, current income and capital appreciation. JPMorgan Investment Advisors selects securities for the Funds by analyzing both individual securities and different industry sectors. JPMorgan Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The Funds attempt to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Funds are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment (e.g., asset-backed securities and mortgage-backed securities). In addition, the principal investment strategies that are used to meet each Fund’s investment objective are described in “Fund Summaries: Investments, Risk & Performance” in the front of this prospectus. They are also described below.

FUNDAMENTAL POLICIES

A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

In addition to the investment strategies described below for the Funds, each of the Funds may invest in shares of exchange-traded funds (ETFs), affiliated money market funds, and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

There can be no assurance that the Funds will achieve their investment objectives. Please note that the Funds may also use strategies that are not described below, but which are described in the Statement of Additional Information.

JPMorgan Ultra Short Duration Bond Fund. The Fund invests in all types of debt securities including money market instruments, mortgage-backed securities and asset-backed securities. The Fund will maintain a maximum interest rate sensitivity approximately equal to that of a two-year U.S. Treasury security, although the Fund’s actual interest rate sensitivity is expected to be approximately equal to that of a one-year U.S. Treasury security.

•	Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

•	The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.

•	The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

JPMorgan Short Duration Bond Fund. The Fund invests in all types of debt securities with short to intermediate maturities. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

•	Under normal circumstances, the Fund invests at least 80% of its assets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

•	Up to 20% of the Fund’s assets may be invested in preferred stock.

•	The Fund also may purchase taxable or tax-exempt municipal securities.

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•	The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

•	The Fund’s effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.

JPMorgan Intermediate Bond Fund. The Fund invests in debt securities of all types including bonds, notes and U.S. government obligations, rated as investment grade at the time of investment (or, if unrated, determined by JPMorgan Investment Advisors, to be of comparable quality). U.S. government obligations include U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

•	As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	Up to 20% of the Fund’s assets may be invested in preferred stock.

•	The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

•	The Fund’s average weighted maturity will ordinarily range between three and ten years, taking into account expected prepayment of principal on certain investments. The Fund may shorten that average weighted maturity to as little as one year for temporary defensive purposes.

WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The terms “Intermediate” and “Short Term” in a Fund’s name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund’s portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

JPMorgan Core Bond Fund. The Fund invests in all types of debt securities rated as investment grade (or unrated debt securities which JPMorgan Investment Advisors determines to be of comparable quality), as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

•	As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. Generally, such bonds will have intermediate to long maturities.

•	The Fund also may purchase taxable or tax-exempt municipal securities.

•	The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

•	The Fund’s average weighted maturity will ordinarily range between four and 12 years, although the Fund may shorten its weighted average maturity if deemed appropriate for temporary defensive purposes.

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JPMorgan Core Plus Bond Fund. The Fund invests in all types of debt securities rated as investment grade or below investment grade, as well as preferred stock and loan participations.

•	As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	The Fund invests at least 70% of its total assets in all types of debt securities rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by JPMorgan Investment Advisors. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

•	Up to 30% of the Fund’s total assets may be invested in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade or, if unrated, determined by JPMorgan High Yield Partners, the Fund’s sub-adviser, to be of comparable quality.

•	The Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category.

•	Up to 25% of the Fund’s net assets may be invested in debt securities issued or guaranteed by foreign governments or their agencies and instrumentalities and debt securities issued by foreign corporations and supranational banks.

•	The Fund also may purchase taxable or tax-exempt municipal securities.

•	The Fund’s average weighted maturity will ordinarily range between five and 20 years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

JPMorgan Mortgage-Backed Securities Fund.  The Fund invests in mortgage-backed securities and other securities representing an interest in or secured by mortgages.

•	Under normal circumstances, the Fund invests at least 80% of its assets in mortgage-backed securities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

•	As a matter of fundamental policy, at least 65% of the Fund’s total assets will consist of bonds.

•	The Fund will purchase securities issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. The Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.

•	The Fund may purchase taxable or tax-exempt municipal securities.

•	The Fund may invest in debt securities that are rated in the lowest investment grade category.

•	The Fund’s average weighted maturity will normally range between two and ten years although the Fund may shorten its weighted average if deemed appropriate for temporary defensive purposes.

JPMorgan Government Bond Fund.  The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities or related to securities issued by the U.S. government and its agencies and instrumentalities.

•	Under normal circumstances, the Fund will invest at least 80% of its assets in bonds issued by the U.S. government and its agencies and instrumentalities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

•	The Fund’s average weighted maturity will ordinarily range between three and 15 years, taking into account expected prepayment of principal on certain investments. However, the Fund’s average weighted remaining maturity may be outside this range if warranted by market conditions.

JPMorgan Treasury & Agency Fund.  The Fund invests in U.S. Treasury and U.S. agency obligations

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including fixed income securities and mortgage-related securities. Under normal circumstances, the Fund will invest at least 80% of its assets in Treasury and Agency Obligations. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

WHAT IS A TREASURY AND AGENCY OBLIGATION?

For purposes of the Treasury & Agency Fund, a Treasury and Agency Obligation includes U.S. Treasury bills, notes and other obligations issued or guaranteed by U.S. government agencies and instrumentalities. Separately Traded Registered Interest and Principal Securities known as STRIPS and Coupons Under Book Entry Safekeeping known as CUBES.

•	The Fund also invests in other government-only investment companies, including JPMorgan money market funds. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The Fund also may invest in government mortgage-backed securities and government adjustable rate mortgage loans known as ARMs, as well as engage in securities lending.

•	Normally, the Fund’s average weighted maturity will range between two and five years.

JPMorgan High Yield Bond Fund.  The Fund’s sub-adviser, JPMorgan High Yield Partners, focuses on value in choosing securities for the Fund by using a “bottom-up” research methodology.

WHAT IS A BOTTOM-UP RESEARCH METHODOLOGY?

When JPMorgan High Yield Partners uses a bottom-up research methodology, it looks primarily at individual companies against the context of broader market factors.

For each issuer, JPMorgan High Yield Partners performs an in-depth analysis of the issuer including, business prospects, management, capital requirements, capital structure, enterprise value, and security structure and covenants. In addition, JPMorgan High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments, expediting the review of the Fund’s investments which are considered to be the most risky.

•	As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	Under normal circumstances, the Fund invests at least 80% of its assets in bonds, loan participations, preferred stock and other debt securities, which are rated below investment grade or unrated. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. The Fund may invest up to 100% of the Fund’s total assets in lower rated or unrated securities.

•	Up to 20% of the Fund’s assets may be invested in other securities, including investment grade debt securities.

•	The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

INVESTMENT RISKS

The main risks associated with investing in the Funds are described below and in “Fund Summaries: Investments, Risk & Performance” at the front of this prospectus.

Fixed Income Securities.  Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of the Fund’s investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.

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U.S. Government Securities.  U.S. government securities may be guaranteed by the U.S. Treasury, by the right to borrow from the U.S. Treasury, or only by the agency or instrumentality issuing the security. Certain agencies and instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury, while others are supported by their own credit. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities unless required to do so by law.

Mortgage-backed securities may be issued by various U.S. governmental agencies such as Ginnie Mae, U.S. government-related organizations such as Fannie Mae and Freddie Mac, and non-governmental issuers. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, U.S. government-related organizations such as Fannie Mae and Freddie Mac may guarantee the timely payment of principal and interest on their securities, but such guarantees are not backed by the full faith and credit of the U.S. government.

Derivatives. The Funds (other than the Treasury & Agency Fund) may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. A Fund’s use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Lower-Rated Investment Grade Securities. The Intermediate Bond Fund, the Ultra Short Duration Bond Fund, the Short Duration Bond Fund, the Core Bond Fund, the Core Plus Bond Fund, the Mortgage-Backed Securities Fund and the High Yield Bond Fund may purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

High Yield Securities. The High Yield Bond Fund and, to a lesser extent, the Core Plus Bond Fund invest in high yield securities that are unrated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. You should not invest in the Funds unless you are willing to assume the greater risk associated with high yield securities. These risks include the following:

•	Greater Risk of Loss. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer failed to pay principal or interest, the Funds would experience a decrease in income and a decline in the market value of its investments. The Funds also may incur additional expenses in seeking recovery from the issuer.

•	Sensitivity to Interest Rate and Economic Changes. The income and market value of the Funds’ securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Funds’ investments and the Funds’ net asset values may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

•	Valuation Difficulties. It is often more difficult to value lower-rated securities than higher-rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the Funds’ investments may be thinly

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traded and there may be no established secondary market. Because of the lack of market pricing and current information for certain of the Funds’ investments, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

•	Liquidity. There may be no established secondary or public market for the Funds’ investments and they generally trade at larger bid-as spreads than investment grade debt securities. In addition, a major portion of an issue of lower-rated securities may be held by relatively few institutional purchasers at times. As a result, the Funds may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

•	High Yield Bond Market. Economic downturn, volatility in the capital markets or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

•	Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, the Funds will not rely solely on ratings issued by established credit rating agencies, but will use such ratings in conjunction with JPMorgan Investment Advisors’ or JPMorgan High Yield Partners’ independent and ongoing review of credit quality. (Please see “Description of Ratings” in the Statement of Additional Information.) Because investments in lower rated or unrated securities involve greater investment risk, achievement of the Funds’ investment objectives will be more dependent on JPMorgan Investment Advisor’s or JPMorgan High Yield Partners’ credit analysis than would be the case if the Funds were investing in higher rated securities. The Funds may seek to hedge investments through transactions in options, futures contracts and related options. The Funds also may use swap agreements to further manage exposure to lower rated securities.

Small-Capitalization Companies. Investments in smaller, younger companies may be riskier and more volatile than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in the value of their securities. This may cause unexpected decreases in the value of your investment in a Fund.

Foreign Securities. Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of the Funds that invest in foreign securities is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

For more information about risks associated with the types of investments that the Funds purchase, please read “Fund Summaries: Investments, Risk & Performance,” Appendix A and the Statement of Additional Information.

PORTFOLIO QUALITY

Various rating organizations (like Standard & Poor’s Ratings Service and Moody’s Investors Service, Inc.) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: “Investment Grade Securities” and “Non-Investment Grade Securities.” Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include

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securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Funds only purchase securities that meet the rating criteria described below. JPMorgan Investment Advisors (or JPMorgan High Yield Partners with respect to the High Yield Bond Fund and the portion of the Core Plus Bond Fund subadvised by it) will look at a security’s rating at the time of investment. If the securities are unrated, JPMorgan Investment Advisors (or JPMorgan High Yield Partners with respect to the High Yield Bond Fund and the portion of the Core Plus Bond Fund subadvised by it) must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. JPMorgan Investment Advisors (or JPMorgan High Yield Partners) will consider such an event in determining whether the Fund should continue to hold the security.

Debt Securities

•	The Government Bond Fund and the Treasury & Agency Fund may invest in debt securities rated in any of the three highest investment grade rating categories.

•	The Ultra Short Duration Bond Fund, the Intermediate Bond Fund, the Short Duration Bond Fund, the Core Bond Fund and the Mortgage-Backed Securities Fund may invest in debt securities rated in any of the four investment grade rating categories.

•	The Core Plus Bond Fund and the High Yield Bond Fund may purchase securities in any rating category, although foreign debt securities denominated in foreign currencies purchased by the Core Plus Bond Fund must be rated in one of the four highest investment grade rating categories. Please read “Fund Summaries: Investments, Risk & Performance” and “Investment Risks” for more information about the Core Plus Bond Fund and the High Yield Bond Fund.

Preferred Stock

•	The Short Duration Bond Fund, the Core Bond Fund and the Intermediate Bond Fund may only invest in preferred stock rated in any of the four highest rating categories.

•	The Mortgage-Backed Securities Fund may invest only in preferred stock rated in any of the three highest rating categories.

•	The Core Plus Bond Fund and the High Yield Bond Fund may invest in preferred stock in any rating category.

Municipal Securities

•	The Ultra Short Duration Bond Fund, the Short Duration Bond Fund, the Intermediate Bond Fund and the Core Bond Fund may only invest in municipal bonds rated in any of the four highest rating categories.

•	The Mortgage-Backed Securities Fund may only invest in municipal bonds rated in any of the three highest rating categories.

•	The Ultra Short Duration Bond Fund, the Intermediate Bond Fund, the Core Bond Fund and the Mortgage-Backed Securities Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations which are rated in the highest or second highest rating categories. The Short Duration Bond Fund may invest in such securities only if they are rated in the highest rating category.

•	The Core Plus Bond Fund and the High Yield Bond Fund may invest in municipal securities rated in any category.

Commercial Paper

•	The Intermediate Bond Fund, the Short Duration Bond Fund, the Core Bond Fund, the Ultra Short Duration Bond Fund and the Mortgage-Backed Securities Fund may invest in commercial paper rated in the highest or second highest rating category.

•	The High Yield Bond Fund and the Core Plus Bond Fund may invest in commercial paper rated in any category.

For more information about ratings, please see “Description of Ratings” in the Statement of Additional Information.

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TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, produce taxable income, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended February 28, 2006 is shown in the Financial Highlights.

To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

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PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with the JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

•	Select Class Shares may be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custo dial or agency capacity for its clients or custom ers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum require ments, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	Select Class Shares may also be purchased directly from the Funds by officers, directors or trustees, retirees and employees and their imme diate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

See “How do I open an account?”

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

•	Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

•	Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

•	If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

•	On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

•	If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

•	Share ownership is electronically recorded, therefore no certificate will be issued.

•	The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in

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dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

•	The Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing ”round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed by a redemption or exchange out of the same Fund. The Distributor will reject your purchase orders or temporarily or permanently revoke your exchange privilege if it detects that you have completed two round trips within 60 days within the same Fund. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

•	Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers from the Funds and there can be no assurances that the Funds will be able to do so.

•	Subject to the foregoing, the JPMorgan Funds will seek to apply these policies and restrictions as uniformly as practicable, except in cases of purchases, redemptions and exchanges made on a systematic basis, automatic reinvestments of dividends and distributions or purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or as part of a bona fide asset allocation program. Please see the Statement of Additional Information for a further description of these arrangements.

•	Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

•	In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

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How much do shares cost?

•	Shares are sold at net asset value (NAV) per share.

•	NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

•	The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. Shareholders who purchase or redeem shares when NAV has been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they otherwise would have received if securities were not valued using the Trust’s fair valuation procedures. The Board of Trustees receives regular reporting concerning the operation of the fair valuation procedures.

•	A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

1.	Read the prospectus carefully, and select the Fund or Funds most appropriate for you. The Funds may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes.

2.	Decide how much you want to invest.

•	Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

•	Select Class shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares without regard to this mini mum.

•	Select Class Share accounts of former One Group Funds opened on or before February 18, 2005 will be subject to a $200,000 minimum.

•	Employees of JPMorgan Chase and its subsid iaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005. Officers, directors or trustees, retir ees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $2,500 minimum investment requirement ($10,000 for the Mortgage-Backed Securities Fund and the Treasury & Agency Fund), provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds or JPMorgan Chase or its subsidiaries and affili ates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

•	Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

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3.	When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

•	We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received .

•	Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable redemption fee.

4.	Send the completed Account Application and a check to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323125832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND- SELECT )
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION )

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

5.	If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

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Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323125832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND- SELECT )
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
(EX: XYZ CORPORATION )

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may revoke your right to make purchases over the telephone by sending a letter to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMDS under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Select Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMorgan Investment Advisors or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

•	Select Class Shares of a Fund may be exchanged for Select Class Shares of another JPMorgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

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Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally:

•	An exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

•	An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

•	You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No.

•	However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

•	Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

•	Redemption orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

•	A redemption order is accepted when accompanied by all required documentation in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

1.	You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

2.	You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

3.	We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

4.	You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

•	On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

•	Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has

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been collected, which may be as long as five business days.

What will my shares be worth?

•	If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable redemption fee.

Do I pay a redemption fee?

•	If you sell your shares of the JPMorgan High Yield Bond Fund within 60 days of purchase, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60 day holding period.

•	The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains), or mutual fund wrap fee programs, or shares redeemed as part of a termination of certain employer-sponsored retirement plans, redemption of an employer-sponsored retirement plan’s entire share position with the Fund, shares redeemed by balance forward qualified retirement plans or shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program, or shares redeemed as part of a bona fide asset allocation program; provided, that the redemption fee may be charged in the event that the Distributor determines that such programs are being used as a market timing strategy. Please see the Statement of Additional Information for a further description of these arrangements.

•	The redemption fees are paid to the JPMorgan High Yield Bond Fund and are designed to offset the brokerage commissions, capital gains impact, and other administrative costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

•	The Funds often do not have direct access to shareholder information and are dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts which may include omnibus accounts or retirement plan accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. For these accounts, the Funds that assess redemption fees generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Funds. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

•	Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

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•	You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

•	Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

•	Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

•	The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities law permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Additional Purchase and Redemption Information” in the Statement of Additional Information for more details about this process.

•	You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DIVIDEND POLICIES

Dividends

The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. The dates on which dividends and capital gains will be distributed for calendar year 2006 are available online at www.jpmorganfunds.com.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive a portion of the price back as a taxable dividend or distribution.

Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to the Funds as “undeliverable,” your check will be credited back to your account and all future distributions will be reinvested in Fund shares.

If you want to change the way in which you receive dividends and distributions, you may write to the JPMorgan Funds at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.

TAX TREATMENT OF SHAREHOLDERS

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

Taxation of Distributions

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31 , 20 10 , distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gains, depending on your holding period. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

A Fund’s investment in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from a Fund, and, therefore, may increase the amount of taxes payable by shareholders.

Long-term capital gain rates applicable to individuals have been temporarily reduced (in general, to 15% with lower rates applying to taxpayers in the

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10% and 15% rate brackets) for taxable years beginning on or before December 31 , 20 10 .

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Certain Securities

Some of the Funds may acquire certain securities issued with original issue discount (including zero coupon securities). Current federal tax law requires that a holder (such as a Fund) of such a security must include in taxable income a portion of the original issue discount which accrues during the tax year on such security even if a Fund receives no payment in cash on the security during the year. As a regulated investment company intending to qualify for special treatment under the Internal Revenue Code of 1986, as amended, a Fund must pay out substantially all of its net investment income each year, including any original issue discount. Accordingly, a Fund may be required to pay out an amount which is greater than the total amount of cash interest a Fund actually received. Such distributions will be made from the cash assets of a Fund or by liquidation of investments if necessary. If a distribution of cash necessitates the liquidation of investments, JPMorgan Investment Advisors or the Sub-Adviser will select which securities to sell and a Fund may realize a gain or loss from those sales. In the event a Fund realizes net capital gains from these transactions, you may receive a larger capital gain distribution, if any, than you would in the absence of such transactions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to back up withholding.

Taxation of Foreign Investments

The Funds’ investments in foreign securities may be subject to foreign withholding. In that case, the yield on those securities would be reduced. You generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Funds’ distributions.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described elsewhere in this section. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

Tax Information

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please

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visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year , you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528 , call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMorgan Investment Advisors. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified , complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified , complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each Fund’s top ten holdings as of the last day of each month and each calendar quarter are posted on the Funds’ website at www.jpmorganfunds.com no sooner than 15 days after the end of that month or calendar quarter, respectively.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

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Management of the Funds

THE ADVISER, ADMINISTRATOR AND DISTRIBUTOR

JPMorgan Investment Advisors Inc. (the Adviser) (1111 Polaris Parkway, Suite 2-J, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for each of the Funds and continuously reviews, supervises and administers each of the Fund’s investment program. JPMorgan Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of JPMorgan Trust II. JPMorgan Investment Advisors has served as investment adviser to the Trust since its inception. In addition, JPMorgan Investment Advisors serves as investment adviser to other mutual funds and individual corporate, charitable and retirement accounts. JPMorgan Investment Advisors is an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMorgan Investment Advisors Inc. is referred to in this prospectus as “JPMorgan Investment Advisors.”

A discussion of the basis that the trustees of the Trust used in reapproving the investment advisory agreement for the Funds is available in the semi- annual report for the six-month period ended December 31, 2005 .

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) provides administrative services and oversees the Funds’ other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMorgan Distribution Services, Inc. (the Distributor or JPMDS ) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.

THE SUB-ADVISER

JPMorgan High Yield Partners LLC (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) is the sub-adviser to the High Yield Bond Fund and the Core Plus Bond Fund. JPMorgan High Yield Partners is a wholly-owned subsidiary of JPMorgan Investment Advisors.

ADVISORY FEES

JPMorgan Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

FUND	ANNUAL RATE AS % OF AVERAGE DAILY NET ASSETS
JPMorgan Ultra Short Duration Bond Fund	0.1 6
JPMorgan Short Duration Bond Fund	0.2 0
JPMorgan Intermediate Bond Fund	0.3 0
JPMorgan Core Bond Fund	0.3 0
JPMorgan Core Plus Bond Fund[1]	0.3 0
JPMorgan Mortgage-Backed Securities Fund	0. 21
JPMorgan Government Bond Fund	0.3 0
JPMorgan Treasury & Agency Fund	0.2 9
JPMorgan High Yield Bond Fund[1]	0.6 5

1	Includes fees paid by JPMorgan Investment Advisors to JPMorgan High Yield Partners, the sub-adviser to the High Yield Bond Fund and the Core Plus Bond Fund.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMorgan Investment Advisors, JPMDS and from time to time, other affiliates of JPMorgan Investment Advisors, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS . These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also

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may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMorgan Investment Advisors and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

THE FUND MANAGERS

The Funds are managed by portfolio managers teamed with research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the Funds. The research analysts provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Funds.

JPMorgan Ultra Short Duration Bond Fund and JPMorgan Government Bond Fund.  Michael Sais, CFA, is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Government Bond Fund. Mr. Sais is a member of the Taxable Bond Team and has been part of the team responsible for the management of the Ultra Short Duration Bond Fund and the Government Bond Fund since 1995 and 1996, respectively. Mr. Sais joined JPMorgan Investment Advisors (formerly Banc One Investment Advisors) in 1994 as a senior fixed income research analyst responsible for the valuation and analysis of the mortgage-backed securities market. He is also a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Gregg F. Hrivnak , CFA, and Richard D. Figuly also participate in the management of the JPMorgan Ultra Short Duration Bond Fund. Biographical information for Mr. Hrivnak is described under the JPMorgan Short Duration Bond Fund. Mr. Hrivnak and Mr. Figuly began participating in the management of the Ultra Short D uration Bond Fund in June 2005. Mr. Figuly is a member of the Columbus Taxable Bond Team responsible for trading fixed income securities with an emphasis on asset-backed securities. Since his employment with JPMorgan Investment Advisors in 1994, Mr. Figuly began as a fiduciary tax accountant and then transitioned to fixed income trading. Scott F. Grimshaw began participating in the management of the JPMorgan Government Bond Fund in June 1995. Biographical information for Mr. Grimshaw is described under the JPMorgan Treasury & Agency Fund.

JPMorgan Short Duration Bond Fund.  Gregg F. Hrivnak, CFA, is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Short Duration Bond Fund since May 2006. Mr. Hrivnak has been part of the portfolio management team responsible for the management of the Fund since June 2005. Mr. Hrivnak is a portfolio manager and trader on the Columbus Taxable Bond Team. An employee since 1989, Mr. Hrivnak was previously a fixed income research analyst for the Taxable Bond Team responsible for asset- backed securities. Richard Figuly has also participated in the management of the JPMorgan Short Duration Bond Fund since May 2006. Biographical information for Mr. Figuly is described under the JPMorgan UltraShort Duration Bond Fund and JPMorgan Government Bond Fund.

JPMorgan Intermediate Bond Fund, JPMorgan Core Bond Fund, and JPMorgan Mortgage-Backed Securi ties Fund.  Douglas Swanson is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Intermediate Bond Fund, the JPMorgan Core Bond Fund and the JPMorgan Mortgage-Backed Securities Fund. He has led the team responsible for management of the JPMorgan Intermediate Bond Fund since 1991, the JPMorgan Core Bond Fund since 1991, and the JPMorgan Mortgage-Backed Securities Fund since its inception. He is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson has been employed by JPMorgan Investment Advisors and/or predecessor firms since 1983. Previously he was managing director of the taxable bond team for Banc One Investment Advisors and first vice presi dent and manager at First Chicago NBD Corporation, where he worked on government/corporate securities and managed various Pegasus Funds. Scott F. Grimshaw has also participate d in the management of the JPMorgan Intermediate Bond Fund since June 2005. Biographical information for Mr. Grimshaw is described under the JPMorgan Treasury & Agency Fund. Christopher Nauseda began participating in the

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management of the JPMorgan Core Bond Fund in May 2006. Mr. Nauseda also serves as the manager of numerous institutional accounts and assists with JPMorgan mutual funds. Prior to joining the firm in 1998, Mr. Nauseda was vice president and associate manager of the Pegasus Short Bond Fund and co-manager of the FCNBD Stable Asset Income Fund at First Chicago NBD Corporation. While there he also served as a quantitative analyst before joining the money market desk in 1984, where he was a trader and managed various money market pooled funds. Mr. Nauseda obtained a B.S. in finance from Wayne State University and an M.B.A. from Wayne State University. Mr. Sais has participated in the management of the JPMorgan Mortgage-Backed Securities Fund since June 2005. Biographical information for Mr. Sais is described under the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Government Bond Fund.

JPMorgan Core Plus Bond Fund.  The portfolio management team for the JPMorgan Core Plus Bond Fund is comprised of Duane Huff, Mark Jackson, William J. Morgan, and Richard Figuly. JPMorgan High Yield Partners (formerly Banc One High Yield Partners) is a sub-adviser to the JPMorgan Core Plus Bond Fund. Mr. Huff has been part of the team responsible for management of the Fund since November 2004. Mr. Huff is also a national portfolio manager for the International Bonds Team responsible for the management of non-dollar denominated fixed income portfolios. Prior to his current position, Mr. Huff was the manager of JPMorgan Investment Advisors’ Liquidity Management Team. Mr. Huff has been employed by JPMorgan Investment Advi sors and/or predecessor firms since 1996 having first served as a first vice president in the taxable fixed income group at First Chicago NBD. Mr. Morgan is the high yield team leader and the portfolio manager for accounts in the high yield, aggressive income high yield, and insurance asset BB styles. Mr. Morgan has been part of the team responsible for management of the Fund since 1999. An employee of JPMorgan Investment Advisors since March 2005, Mr. Morgan has served as a portfolio manager for JPMorgan High Yield Partners LLC since 1998. Mr. Morgan has also worked in the high yield investment industry since 1982. He is a member of the High Yield Management Review Committee and is also responsible for managing the High Yield Team’s credit analysts. Mr. Jackson, CFA, is a Fixed Income Portfolio Manager for the Taxable Bond Team, responsible for managing taxable bond portfolios for institutional clients and the Core Plus Bond Fund. Mr. Jackson has been part of the team responsible for management of the Fund since 1996. Mr. Jackson has been employed by JPMorgan Investment Advisors and/or predecessor firms since 1996, having first served as a first vice president in the taxable fixed income group at First Chicago NBD and as an associate manager of the Pegasus Multi-Sector Bond Fund. Previously, he served as portfolio manager for Alexander Hamilton Life Insurance Company and was also with Public Employees Retirement System of Ohio as a portfolio manager. Mr. Figuly became part of the team responsible for management of the Fund in May 2006. Biographical infor mation on Mr. Figuly is described under the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Government Bond Fund.

JPMorgan Treasury & Agency Fund.  Mr. Scott Grimshaw, CFA, is the portfolio manager of the JPMorgan Treasury & Agency Fund and part of the Taxable Bond Team. He is also responsible for the government sector. He has been part of the team responsible for management of the Fund since 1996. Prior to his current role, Mr. Grimshaw served as a senior fixed income analyst and portfolio manager. He obtained a B.S. in finance from Miami University and an M.B.A. from The Ohio State University. He is a member of the CFA Institute as well as the CFA Society of Columbus . Peter D. Simons, CFA, has also participate d in the management of the JPMorgan Treasury & Agency Fund since June 2005 . Mr. Simons is a fixed income portfolio manager for the Columbus Taxable Bond Team responsible for managing taxable bond portfolios for institutional clients. Prior to joining JPMorgan Investment Advisors in 2001, Mr. Simons worked as a Graduate Assistant in the Office of the Treasurer at The Ohio State University assisting in the management of the University’s short-term investments. He obtained a B.S. in mechanical engineering from Cedarville University and an M.B.A. from The Ohio State University.

JPMorgan High Yield Bond Fund.  The portfolio management team for the JPMorgan High Yield Bond Fund is comprised of William J. Morgan and James P. Shanahan. Mr. Morgan and Mr. Shanahan have been part of the team responsible for management of the Fund since inception. Mr. Shanahan is an assistant high yield portfolio manager for general

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high yield mandates, responsible for distressed and special situations investments, and CBO portfolios. An employee of JPMorgan Investment Advisors since March 2005, Mr. Shanahan has held the same role at the Fund’s sub-adviser, JPMorgan High Yield Partners LLC, since 1998. Biographical information about Mr. Morgan is discussed under JPMorgan Core Plus Bond Fund.

The Funds’ Statement of Additional Information provides information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of Fund securities.

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Legal Proceedings and Additional Fee
and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as the JPMorgan Trust II). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading.”

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment Advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also requires JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five year period commencing September, 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2006, subject to SEC approval. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders

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were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the findings in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed by private plaintiffs and one lawsuit has been filed by the West Virginia Attorney General in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

On November 3, 2005, the district court ruled that all claims in the consolidated amended class action com plaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in that complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings, in which it dis missed certain claims against BOIA and its affiliates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 2, 2006, the West Virginia Attorney General voluntarily dismissed its suit. On May 30, 2006, the district court ruled that the remaining claim against the Trustees and former Trustees is to be dismissed as well.

In addition to the lawsuits described above, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

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The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

As noted above, the settlement agreement with the NYAG requires JPMorgan Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMorgan Investment Advisors and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMorgan Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMorgan Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Funds are the Large Cap Value Fund, the Equity Index Fund, the Equity Income Fund, the Government Bond Fund and the U.S. Equity Fund (successor by merger to the One Group Diversified Equity Fund) and the Reduced Rates on various classes of those Funds were implemented September 27, 2004.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement or administration agreement. Such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Reduced Rate Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with JPMorgan Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursement to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates, as applicable. The table below shows the Reduced Rates for the Select ClassShares of the Funds offered in this prospectus.

Reduced Rate Fund

FUND	CLASS	NET EXPENSE RATIO A S OF F EBRUARY 28 , 200 6	GROSS EXPENSE RATIO AS OF F EBRUARY 28 , 200 6
JPMorgan Government Bond Fund	Select	0. 5 5%	0. 7 2%

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The table below shows the ratios for Select ClassShares of the Funds offered in this prospectus not subject to a Reduced Rate.

Non-Reduced Rate Funds

	NET EXPENSE RATIO		GROSS EXPENSE RATIO
FUND	CLASS	AS OF FEBRUARY 28, 2006	AS OF FEBRUARY 28, 2006
JPMorgan Ultra Short Duration Bond Fund	SELECT	0. 45%	0. 66%
JPMorgan Short Duration Bond Fund	SELE CT	0. 55%	0. 6 6%
JPMorgan Intermediate Bond Fund	SELECT	0. 58%	0. 7 3%
JPMorgan Core Bond Fund	SELECT	0. 60%	0. 7 2%
JPMorgan Core Plus Bond Fund	SELECT	0. 6 7%	0. 69%
JPMorgan Mortgage-Backed Securities Fund	SELECT	0. 40%	0. 7 2%
JPMorgan Treasury & Agency Fund	SELECT	0. 45%	0. 7 9%
JPMorgan High Yield Bond Fund	SELECT	0. 90%	1. 0 5%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 2006 , you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	If a Reduced Rate applies, it is assumed to apply for the entire 10 years shown in the example. There is no assurance, however, that Reduced Rates will in fact remain in effect after the mandatory fee reduction period which expires June 30, 2009.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratio thereafter.

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“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

Reduced Rate Fund

JPMORGAN GOVERNMENT BOND FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$56	5.00%	4.45%	4.45%
June 30, 2008	77	10.25	8.92	4.28
June 30, 2009	80	15.76	13.58	4.28
June 30, 2010	84	21.55	18.44	4.28
June 30, 2011	87	27.63	23.51	4.28
June 30, 2012	91	34.01	28.80	4.28
June 30, 2013	95	40.71	34.31	4.28
June 30, 2014	99	47.75	40.06	4.28
June 30, 2015	103	55.13	46.06	4.28
June 30, 2016	107	62.89	52.31	4.28

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73

Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

Non-Reduced Rate Funds

JPMORGAN ULTRA SHORT DURATION BOND FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$46	5.00%	4.55%	4.55%
June 30, 2008	71	10.25	9.09	4.34
June 30, 2009	74	15.76	13.82	4.34
June 30, 2010	77	21.55	18.76	4.34
June 30, 2011	80	27.63	23.92	4.34
June 30, 2012	84	34.01	29.29	4.34
June 30, 2013	87	40.71	34.91	4.34
June 30, 2014	91	47.75	40.76	4.34
June 30, 2015	95	55.13	46.87	4.34
June 30, 2016	99	62.89	53.24	4.34

JPMORGAN SHORT DURATION BOND FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$56	5.00%	4.45%	4.45%
June 30, 2008	70	10.25	8.98	4.34
June 30, 2009	73	15.76	13.71	4.34
June 30, 2010	77	21.55	18.65	4.34
June 30, 2011	80	27.63	23.80	4.34
June 30, 2012	83	34.01	29.17	4.34
June 30, 2013	87	40.71	34.78	4.34
June 30, 2014	91	47.75	40.63	4.34
June 30, 2015	95	55.13	46.73	4.34
June 30, 2016	99	62.89	53.10	4.34

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74

P R O S P E C T U S    JULY 1

2006

JPMORGAN INTERMEDIATE BOND FUND
%

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$59	5.00%	4.42%	4.42%
June 30, 2008	78	10.25	8.88	4.27
June 30, 2009	81	15.76	13.53	4.27
June 30, 2010	85	21.55	18.38	4.27
June 30, 2011	88	27.63	23.43	4.27
June 30, 2012	92	34.01	28.70	4.27
June 30, 2013	96	40.71	34.20	4.27
June 30, 2014	$1 00	47.75	39.93	4.27
June 30, 2015	$104	55.13	45.90	4.27
June 30, 2016	$109	62.89	52.13	4.27

JPMORGAN CORE BOND FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$61	5.00%	4.40%	4.40%
June 30, 2008	77	10.25	8.87	4.28
June 30, 2009	80	15.76	13.53	4.28
June 30, 2010	83	21.55	18.39	4.28
June 30, 2011	87	27.63	23.45	4.28
June 30, 2012	91	34.01	28.74	4.28
June 30, 2013	95	40.71	34.25	4.28
June 30, 2014	99	47.75	39.99	4.28
June 30, 2015	1 03	55.13	45.99	4.28
June 30, 2016	107	62.89	52.23	4.28

JPMORGAN INCOME FUNDS

75

Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

JPMORGAN CORE PLUS BOND FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$68	5.00%	4.33%	4.33%
June 30, 2008	74	10.25	8.83	4.31
June 30, 2009	77	15.76	13.52	4.31
June 30, 2010	80	21.55	18.41	4.31
June 30, 2011	83	27.63	23.51	4.31
June 30, 2012	87	34.01	28.84	4.31
June 30, 2013	91	40.71	34.39	4.31
June 30, 2014	95	47.75	40.18	4.31
June 30, 2015	99	55.13	46.22	4.31
June 30, 2016	103	62.89	52.53	4.31

JPMORGAN MORTGAGE-BACKED SECURITIES FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$41	5.00%	4.60%	4.60%
June 30, 2008	77	10.25	9.08	4.28
June 30, 2009	80	15.76	13.75	4.28
June 30, 2010	84	21.55	18.61	4.28
June 30, 2011	87	27.63	23.69	4.28
June 30, 2012	91	34.01	28.98	4.28
June 30, 2013	95	40.71	34.50	4.28
June 30, 2014	99	47.75	40.26	4.28
June 30, 2015	103	55.13	46.26	4.28
June 30, 2016	108	62.89	52.52	4.28

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76

P R O S P E C T U S    JULY 1

2006

JPMORGAN TREASURY & AGENCY FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$46	5.00%	4.55%	4.55%
June 30, 2008	84	10.25	8.95	4.21
June 30, 2009	88	15.76	13.54	4.21
June 30, 2010	92	21.55	18.32	4.21
June 30, 2011	95	27.63	23.30	4.21
June 30, 2012	99	34.01	28.49	4.21
June 30, 2013	104	40.71	33.90	4.21
June 30, 2014	108	47.75	39.54	4.21
June 30, 2015	113	55.13	45.41	4.21
June 30, 2016	117	62.89	51.53	4.21

JPMORGAN HIGH YIELD BOND FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$92	5.00%	4.10%	4.10%
June 30, 2008	111	10.25	8.21	3.95
June 30, 2009	116	15.76	12.49	3.95
June 30, 2010	120	21.55	16.93	3.95
June 30, 2011	125	27.63	21.55	3.95
June 30, 2012	130	34.01	26.35	3.95
June 30, 2013	135	40.71	31.34	3.95
June 30, 2014	141	47.75	36.53	3.95
June 30, 2015	146	55.13	41.92	3.95
June 30, 2016	152	62.89	47.53	3.95

JPMORGAN INCOME FUNDS

77

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds’ performance for the last five years or the period of the Funds’ operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements is incorporated by reference in the Statement of Additional Information, which is available upon request.

Select Class

			Per share operating performance

		Investment operations			Distributions

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Redemption fees
Ultra Short Duration Bond Fund
July 1, 2005 to February 28, 2006 (d)	$ 9.83	$ 0.27	$ (0.08)	$ 0.19	$ (0.28)	$ —	$ (0.28)	$ —
Year Ended June 30, 2005	9.88	0.29	(0.03)	0.26	(0.31)	—	(0.31)	—
Year Ended June 30, 2004	9.97	0.23	(0.06)	0.17	(0.26)	—	(0.26)	—
Year Ended June 30, 2003	9.95	0.27	0.04	0.31	(0.29)	—	(0.29)	—
Year Ended June 30, 2002	9.86	0.40	0.10	0.50	(0.41)	—	(0.41)	—
Year Ended June 30, 2001	9.73	0.62	0.13	0.75	(0.62)	—	(0.62)	—

Short Duration Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.52	0.23	(0.08)	0.15	(0.23)	—	(0.23)	—
Year Ended June 30, 2005	10.63	0.32	(0.12)	0.20	(0.31)	—	(0.31)	—
Year Ended June 30, 2004	10.87	0.30	(0.23)	0.07	(0.31)	—	(0.31)	—
Year Ended June 30, 2003	10.73	0.39	0.17	0.56	(0.42)	—	(0.42)	—
Year Ended June 30, 2002	10.57	0.51	0.18	0.69	(0.53)	—	(0.53)	—
Year Ended June 30, 2001	10.29	0.60	0.28	0.88	(0.60)	—	(0.60)	—

Intermediate Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.65	0.35	(0.34)	0.01	(0.35)	—	(0.35)	—
Year Ended June 30, 2005	10.62	0.55	0.01	0.56	(0.53)	—	(0.53)	—
Year Ended June 30, 2004	11.01	0.49	(0.37)	0.12	(0.51)	—	(0.51)	—
Year Ended June 30, 2003	10.70	0.59	0.33	0.92	(0.61)	—	(0.61)	—
Year Ended June 30, 2002	10.50	0.65	0.21	0.86	(0.66)	—	(0.66)	—
Year Ended June 30, 2001	10.07	0.63	0.43	1.06	(0.63)	—	(0.63)	—

Core Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.90	0.33	(0.33)	—	(0.34)	—	(0.34)	—
Year Ended June 30, 2005	10.77	0.53	0.14	0.67	(0.54)	—	(0.54)	—
Year Ended June 30, 2004	11.18	0.50	(0.38)	0.12	(0.53)	—	(0.53)	—
Year Ended June 30, 2003	10.82	0.64	0.36	1.00	(0.63)	(0.01)	(0.64)	—
Year Ended June 30, 2002	10.59	0.69	0.28	0.97	(0.71)	(0.03)	(0.74)	—
Year Ended June 30, 2001	10.08	0.67	0.50	1.17	(0.66)	—	(0.66)	—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

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78

P R O S P E C T U S    JULY 1

2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 9.74	1.96%	$ 668,770	0.45%	4.07%	0.66%	9%
9.83	2.71	764,427	0.45	2.91	0.74	26
9.88	1.69	1,144,000	0.45	2.22	0.77	46
9.97	3.12	1,127,169	0.45	2.61	0.77	36
9.95	5.15	581,377	0.40	3.94	0.77	39
9.86	7.94	299,209	0.40	6.27	0.74	38

10.44	1.39	497,708	0.55	3.21	0.66	22
10.52	1.94	559,775	0.55	2.85	0.79	27
10.63	0.67	1,045,405	0.55	2.75	0.81	54
10.87	5.28	923,772	0.55	3.60	0.81	27
10.73	6.67	810,740	0.55	4.87	0.81	50
10.57	8.77	670,111	0.54	5.79	0.81	46

10.31	0.11	914,815	0.58	5.02	0.73	5
10.65	5.37	941,813	0.58	4.70	0.79	10
10.62	1.11	1,525,275	0.58	4.51	0.82	17
11.01	8.79	1,362,926	0.58	5.51	0.82	24
10.70	8.37	1,183,685	0.58	6.13	0.82	33
10.50	10.76	1,129,645	0.58	6.05	0.80	23

10.56	(0.02)	2,742,810	0.60	4.69	0.72	13
10.90	6.36	2,754,702	0.60	4.72	0.79	16
10.77	1.13	4,902,736	0.60	4.60	0.81	20
11.18	9.51	4,365,709	0.60	5.80	0.82	23
10.82	9.39	2,874,707	0.60	6.35	0.83	32
10.59	11.85	2,093,516	0.60	6.40	0.83	21

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79

Financial Highlights

CONTINUED

Select Class (continued)

			Per share operating performance

		Investment operations			Distributions

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Redemption fees
Core Plus Bond Fund
July 1, 2005 to February 28, 2006 (d)	$ 7.95	$ 0.25	$ (0.22)	$ 0.03	$ (0.25)	$ —	$ (0.25)	$ —
Year Ended June 30, 2005	7.82	0.38	0.13	0.51	(0.38)	—	(0.38)	—
Year Ended June 30, 2004	8.10	0.38	(0.28)	0.10	(0.38)	—	(0.38)	—
Year Ended June 30, 2003	7.81	0.48	0.29	0.77	(0.48)	—	(0.48)	—
Year Ended June 30, 2002	7.75	0.48	0.06	0.54	(0.48)	—	(0.48)	—
Year Ended June 30, 2001	7.51	0.49	0.24	0.73	(0.49)	—	(0.49)	—

Mortgage-Backed Securities Fund
July 1, 2005 to February 28, 2006 (d)	10.67	0.34	(0.29)	0.05	(0.34)	—	(0.34)	—
Year Ended June 30, 2005	10.61	0.42	0.17	0.59	(0.53)	—	(0.53)	—
Year Ended June 30, 2004	10.75	0.45	(0.10)	0.35	(0.49)	—	(0.49)	—
Year Ended June 30, 2003	10.89	0.62	(0.06)	0.56	(0.69)	(0.01)	(0.70)	—
Year Ended June 30, 2002	10.47	0.76	0.43	1.19	(0.76)	(0.01)	(0.77)	—
August 18, 2000 (e) to June 30, 2001	10.00	0.63	0.46	1.09	(0.62)	—	(0.62)	—

Government Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.47	0.31	(0.33)	(0.02)	(0.31)	—	(0.31)	—
Year Ended June 30, 2005	10.15	0.49	0.32	0.81	(0.49)	—	(0.49)	—
Year Ended June 30, 2004	10.66	0.48	(0.50)	(0.02)	(0.49)	—	(0.49)	—
Year Ended June 30, 2003	10.25	0.56	0.40	0.96	(0.55)	—	(0.55)	—
Year Ended June 30, 2002	9.93	0.58	0.32	0.90	(0.58)	—	(0.58)	—
Year Ended June 30, 2001	9.54	0.60	0.39	0.99	(0.60)	—	(0.60)	—

Treasury & Agency Fund
July 1, 2005 to February 28, 2006 (d)	9.99	0.33	(0.25)	0.08	(0.33)	—	(0.33)	—
Year Ended June 30, 2005	10.30	0.44	(0.19)	0.25	(0.45)	(0.11)	(0.56)	—
Year Ended June 30, 2004	10.75	0.37	(0.39)	(0.02)	(0.38)	(0.05)	(0.43)	—
Year Ended June 30, 2003	10.32	0.41	0.43	0.84	(0.41)	—	(0.41)	—
Year Ended June 30, 2002	10.03	0.47	0.29	0.76	(0.47)	—	(0.47)	—
Year Ended June 30, 2001	9.64	0.58	0.38	0.96	(0.57)	—	(0.57)	—

High Yield Bond Fund
July 1, 2005 to February 28, 2006 (d)	8.30	0.43	(0.06)	0.37	(0.43)	—	(0.43)	—	( f )
Year Ended June 30, 2005	8.18	0.63	0.14	0.77	(0.63)	(0.02)	(0.65)	—	( f )
Year Ended June 30, 2004	7.93	0.61	0.25	0.86	(0.61)	—	(0.61)	—
Year Ended June 30, 2003	7.31	0.67	0.62	1.29	(0.67)	—	(0.67)	—
Year Ended June 30, 2002	8.20	0.72	(0.89)	(0.17)	(0.72)	—	(0.72)	—
Year Ended June 30, 2001	8.90	0.86	(0.70)	0.16	(0.86)	—	(0.86)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

JPMORGAN INCOME FUNDS

80

P R O S P E C T U S    JULY 1

2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 7.73	0.46%	$ 1,216,897	0.65%	4.90%	0.69%	15%
7.95	6.73	1,252,911	0.65	4.79	0.77	20
7.82	1.22	1,306,778	0.63	4.73	0.80	24
8.10	10.10	1,276,529	0.64	5.91	0.82	16
7.81	7.08	1,312,171	0.64	6.09	0.81	23
7.75	10.00	1,336,566	0.64	6.41	0.81	18

10.38	0.54	103,491	0.40	4.92	0.72	16
10.67	5.70	123,104	0.40	4.54	0.55	25
10.61	3.30	1,530,225	0.40	4.12	0.54	35
10.75	5.30	1,137,661	0.40	5.56	0.55	36
10.89	11.71	613,936	0.40	7.28	0.57	30
10.47	11.12	357,777	0.40	7.14	0.58	13

10.14	(0.16)	805,018	0.54	4.58	0.72	6
10.47	8.15	824,646	0.56	4.67	0.71	10
10.15	(0.16)	758,403	0.62	4.65	0.69	16
10.66	9.58	727,267	0.62	5.25	0.68	19
10.25	9.22	785,343	0.62	5.63	0.68	24
9.93	10.62	812,766	0.62	6.12	0.67	13

9.74	0.87	48,965	0.45	5.07	0.79	20
9.99	2.48	45,461	0.42	4.30	0.67	22
10.30	(0.23)	49,053	0.40	3.55	0.60	23
10.75	8.28	51,797	0.40	3.86	0.60	33
10.32	7.69	54,819	0.40	4.59	0.60	41
10.03	10.22	51,371	0.40	5.79	0.60	48

8.24	4.53	960,421	0.86	7.77	1.05	47
8.30	9.74	988,281	0.87	7.47	1.01	68
8.18	11.22	1,043,708	0.86	7.59	0.98	58
7.93	18.90	715,924	0.89	9.23	1.00	52
7.31	(2.34)	468,111	0.90	9.21	1.02	34
8.20	1.89	349,396	0.89	10.18	1.01	30

JPMORGAN INCOME FUNDS

81

Appendix A—Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information.

Following the table is a more complete discussion of risk.

FUND NAME	FUND CODE
JPMorgan Ultra Short Duration Bond Fund	1
JPMorgan Short Duration Bond Fund	2
JPMorgan Intermediate Bond Fund	3
JPMorgan Core Bond Fund	4
JPMorgan Core Plus Bond Fund	5
JPMorgan Government Bond Fund	6
JPMorgan Treasury & Agency Fund	7
JPMorgan High Yield Bond Fund	8
JPMorgan Mortgage-Backed Securities Fund	9

Instrument	Fund Code	Risk Type
Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.
	1–9	Prepayment Market Credit Regulatory
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
	1–5, 8, 9	Prepayment Market Credit Regulatory
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.	1–5, 8, 9	Credit Liquidity Market
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Funds will sell only covered call and secured put options.
	1–6, 8, 9	Management Liquidity Credit Market Leverage

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82

P R O S P E C T U S    JULY 1

2006

Instrument	Fund Code	Risk Type
Certificates of Deposit: Negotiable instruments with a stated maturity.	1–5, 8, 9	Market Credit Liquidity
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1–5, 8, 9	Credit Liquidity Market
Common Stock: Shares of ownership of a company.	8	Market
Convertible Securities: Bonds or preferred stock that can convert to common stock.	1, 3–5, 8, 9	Market Credit
Corporate Debt Securities: Corporate bonds and non-convertible debt securities.	1–5, 8, 9	Market Credit
Currency Futures and Related Options: Transactions in financial futures and related options, which are generally described above. A Fund will enter into these transactions in foreign currencies for hedging purposes only.	5	Management Liquidity Credit Political Leverage Foreign Investment Market
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.
	1–5, 8, 9	Market Liquidity Management
Exchanged-Traded Funds: Ownership in unit investment trusts, depositary receipts, and other pooled invest ment vehicles that hold a portfolio of securities or stocks designed to track the price performance and divi dend yield of a particular broad based, sector or international index. Exchange-traded funds or ETFs include a wide range of investments such as iShares, Standard and Poor’s Depository Receipts (SPDRs), and NASDAQ 100’s.
	1–9	Market Investment Company
Fixed Rate Mortgage Loans: Investments in fixed rate mortgage loans or mortgage pools which bear simple interest at fixed annual rates and have short- to long-term final maturities.	1–9	Credit Prepayment Regulatory Market
Foreign Securities: Securities issued by foreign companies, debt securities issued or guaranteed by foreign governments or any of their agencies and instrumentalities, as well as commercial paper of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.
	1–5, 8, 9	Market Political Liquidity Foreign Investment

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Appendix A—Investment Practices

CONTINUED

Instrument	Fund Code	Risk Type
Forward Foreign Exchange Transactions: Contractual agreement to purchase or sell one specified currency for another currency at a specified future date and price. A Fund will enter into forward foreign exchange transactions for hedging purposes only.	5	Management Liquidity Credit Political Leverage Foreign Investment Market
Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.
	1–6, 8, 9	Management Market Liquidity Leverage Credit
Inverse Floating Rate Instruments: Floating rate debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1–6, 8, 9	Market Leverage Credit
Investment Company Securities: Shares of other mutual funds, including JPMorgan money market funds and shares of other money market mutual funds for which JPMorgan Investment Advisors or its affiliates serve as investment adviser or administrator. The Treasury & Agency Fund and the Government Bond Fund will purchase only shares of investment companies which invest exclusively in U.S. Treasury and other U.S. agency obligations. JPMorgan Investment Advisors will waive certain fees when investing in funds for which it serves as investment adviser to the extent required by law.
	1–9	Market Investment Company
Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries (LDCs).	1–5, 8, 9	Credit Political Liquidity Foreign Investment Market
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs).
	1–9	Tax Prepayment Market Credit Regulatory
Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.
	1–9	Prepayment Market Regulatory

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Instrument	Fund Code	Risk Type
Municipal Bonds: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal bonds include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
	1–5, 8, 9	Market Credit Political Tax Regulatory
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may invest in such options, contracts and products.	1–6, 8, 9	Management Credit Market Liquidity
Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	1–5, 7, 8	Credit Foreign Investment
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	2–5, 8, 9	Market
Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	2–5, 8, 9	Liquidity Management Market Regulatory Tax Prepayment
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1–9	Credit Market Liquidity
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1–5, 8, 9	Liquidity Market
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1–9	Market Leverage
Securities Lending: The lending of up to 33-1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	1–9	Credit Market L everage
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).	1–5, 8, 9	Credit Liquidity Market
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage-backed obligations. These include IOs and POs.
	1–6, 8, 9	Prepayment Market Credit Regulatory

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Appendix A—Investment Practices

CONTINUED

Instrument	Fund Code	Risk Type
Structured Instruments: Debt securities issued by agencies and instrumentalities of the U.S. government, banks, municipalities, corporations and other businesses whose interest and/or principal payments are indexed to foreign currency exchange rates, interest rates, or one or more other referenced indices.
	1–9	Market Liquidity Management Credit Foreign Investment
Swaps, Caps and Floors: A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors. Swaps involve an obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.
	1–6, 8, 9	Management Credit Liquidity Market
Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1–5, 8, 9	Liquidity Credit Market
Treasury Receipts: TRs, TIGRs and CATS.	1–5, 8, 9	Market
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac including funding notes and subordinated benchmark notes.
	1–9	Market Credit Govt. Securities
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES.	1–9	Market
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	1–9	Credit Liquidity Market
Warrants: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	5, 8	Market Credit
When-Issued Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1–9	Market Leverage Liquidity Credit
Zero Coupon Debt Securities: Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.
	1–9	Credit Market Zero Coupon
Zero-Fixed-Coupon Debt Securities: Zero coupon debt securities which convert on a specified date to interest bearing debt securities.	1–9	Credit Market Zero Coupon

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Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

•	Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

•	Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

•	Government Securities Risk. The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

•	Investment Company Risk . If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the invest ment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

•	Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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Appendix A—Investment Practices

CONTINUED

•	Management Risk. The risk that a strategy used by a fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

•	Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

•	Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

•	Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

•	Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

•	Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

•	Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. This risk is similar to Credit Risk which is described above.

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HOW TO REACH US

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI).

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION?

You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can also review and copy the Funds’ reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202-551-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)

PR-INCS-T2-706

©JPMorgan Chase & Co. All Rights Reserved. July 2006.

P R O S P E C T U S J U L Y 1, 2 0 0 6

JPMorgan

Income

Funds

U l t ra Sha res

JPMorgan Ultra Short Duration Bond Fund
    (formerly JPMorgan Ultra Short Term Bond Fund)
JPMorgan Short Duration Bond Fund
JPMorgan Intermediate Bond Fund
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Bond Fund

The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

CONTENTS

Fund Summaries: Investments, Risk & Performance	1
JPMorgan Ultra Short Duration Bond Fund	1
JPMorgan Short Duration Bond Fund	6
JPMorgan Intermediate Bond Fund	11
JPMorgan Core Bond Fund	16
JPMorgan Core Plus Bond Fund	21
JPMorgan Mortgage-Backed Securities Fund	26
JPMorgan Government Bond Fund	31
JPMorgan High Yield Bond Fund	36
More About the Funds	41
Principal Investment Strategies	41
Investment Risks	44
Portfolio Quality	46
Temporary Defensive Positions	47
Portfolio Turnover	47
How to Do Business with the Funds	48
Purchasing Fund Shares	48
Networking and Sub-Transfer Agency Fees	52
Exchanging Fund Shares	52
Redeeming Fund Shares	52
Shareholder Information	56
Dividend Policies	56
Tax Treatment of Shareholders	56
Shareholder Statements and Reports	57
Availability of Proxy Voting Record	58
Portfolio Holdings Disclosure	58
Management of the Funds	59
The Adviser, Administrator and Distributor	59
The Sub-Adviser	59
Advisory Fees	59
Additional Compensation to Financial Intermediaries	59
The Fund Managers	60
Legal Proceedings and Additional Fee and Expense Information	62
Financial Highlights	70
Appendix A — Investment Practices	72

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Ultra Short Duration Bond Fund
    (formerly JPMorgan Ultra Short Term Bond Fund and
    One Group® Ultra Short-Term Bond Fund)

What is the goal of the Fund?

The Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

What are the Fund’s main investment strategies?

The Fund mainly invests in all types of investment grade debt securities (or unrated debt securities which JPMorgan Investment Advisors determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instruments. As part of its main investment strategy, the Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical nature of the transaction. For more information about the Ultra Short Duration Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association ( Ginnie Mae ) , the Federal National Mortgage Association ( Fannie Mae ) or the Federal Home Loan Mortgage Corporation ( Freddie Mac ) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest

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JPMorgan
    Ultra Short Duration Bond Fund

CONTINUED

on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund invests in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. 1 Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s per formance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR) [1,2] — SELECT CLASS SHARE S

BEST QUARTER: 4th quarter, 2000	2. 30%
WORST QUARTER: 2nd quarter, 2004	–0.1 8%

The Fund’s year-to-date total return through 3/31/06 was 0.72%.

1	The Ultra Shares launched on February 22, 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Select Class Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Select Class Shares of the Fund are not offered in this prospectus. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

2	The Fund’s fiscal year end is the last day of February.

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JPMorgan
    Ultra Short Duration Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
ULTRA	2/22/05
Return Before Taxes		3.03	3.55	4.79
Return After Taxes on Distributions		1.60	2.18	2.88
Return After Taxes on Distributions and Sale of Fund Shares		1.95	2.20	2.90
Lehman Brothers Short 9 – 12 Month U.S. Treasury Index2 ˆ (no deduction for fees, expenses or taxes)		2.52	2.87	4.33
Lipper Ultra Short Fund Index3 ˆ (no deduction for taxes)		2.71	2.74	NA *

1	The performance figures in the table for the period before Ultra Shares were launched on 2/22/05 are based on the Fund’s Select Class Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Ultra and Select Class Shares would have substan tially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

2	The Lehman Brothers Short 9 – 12 Month U.S. Treasury Index is an unmanaged index which includes aged U.S. Treasury notes and bonds with a remaining maturity from nine up to (but not including) twelve months. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

3	The Lipper Ultra Short Fund Index is typically comprised of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

*	Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

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Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

ULTRA
Investment Advisory Fees	0 .25
Other Expenses [1]	0 .16
Total Annual Fund Operating Expenses [2]	0 . 41

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 . 44 % of the average daily net assets of the Ultra Shares through June 30, 2007.

Example

The example below is intended to help you compare the cost of investing in the Ultra Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses .

This example is for comparison only; the actual returns of the Ultra Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Ultra ($)	42	132	230	5 1 8

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FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Short Duration Bond Fund
      (formerly One Group® Short-Term Bond Fund)

What is the goal of the Fund?

The Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

What are the Fund’s main investment strategies?

The Fund mainly invests in investment grade debt securities (or unrated debt securities which JPMorgan Investment Advisors determines to be of comparable quality) with short to intermediate remaining maturities. These include U.S. government obligations, and mortgage-backed and asset-backed securities. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Short Duration Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide

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2006

financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.   As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

7

JPMorgan
    Short Duration Bond Fund

CONTINUED

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. 1 Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR) [1,2] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2001	3. 24%
WORST QUARTER: 2nd quarter, 2004	–0.9 0%

The Fund’s year-to-date total return through 3/31/06 was 0.55%.

1	The Ultra Shares launched on February 22, 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Select Class Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Select Class Shares of the Fund are not offered in this prospectus. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

8

P R O S P E C T U S    JULY 1

2006

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
ULTRA	2/22/05
Return Before Taxes		2.20	3.96	4.78
Return After Taxes on Distributions		0.99	2.49	2.8 4
Return After Taxes on Distributions and Sale of Fund Shares		1.42	2.49	2.86
Lehman Brothers 1–3 Year Government/Credit Index2 ˆ (no deduction for fees, expenses or taxes)		1.77	4.15	5.06
Lipper Short U.S. Government Fund Index3 ˆ (no deduction for taxes)		1.68	3.27	4.41

1	The performance figures in the table for the period before Ultra Shares were launched on 2/22/05 are based on the Fund’s Select Class Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Ultra and Select Class Shares would have substan tially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

2	The Lehman Brothers 1 – 3 Year Government/Credit Index is an unmanaged index with a broad measure of the performance of short-term government and corporate fixed-rate debt issues. The performance of the index does not reflect the deduction of expenses asso ciated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses .

3	The Lipper Short U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

9

JPMorgan
    Short Duration Bond Fund

CONTINUED

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

ULTRA
Investment Advisory Fees	0 .25
Other Expenses [1]	0. 1 6
Total Annual Fund Operating Expenses [2]	0. 4 1

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 . 44 % of the average daily net assets of the Ultra Shares through June 30, 2007.

Example

The example below is intended to help you compare the cost of investing in the Ultra Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expense s .

This example is for comparison only; the actual returns of the Ultra Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Ultra ($)	42	1 32	2 30	5 18

JPMORGAN INCOME FUNDS

10

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Intermediate Bond Fund
     (formerly One Group® Intermediate Bond Fund)

What is the goal of the Fund?

The Fund seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

What are the Fund’s main investment strategies?

The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which JPMorgan Investment Advisors determines to be of comparable quality), including bonds, notes and U.S. government obligations with intermediate maturities. These include mortgage-backed and asset-backed securities. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Intermediate Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial sup

JPMORGAN INCOME FUNDS

11

JPMorgan
    Intermediate Bond Fund

CONTINUED

port to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

12

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. 1 Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR)[1,2] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2001	4.58%
WORST QUARTER: 2nd quarter, 2004	– 1.98%

The Fund’s year-to-date total return through 3/31/06 was –0.3 3%.

1	The Ultra Shares launched on February 22, 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Select Class Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Select Class Shares of the Fund are not offered in this prospectus. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. The Fund consolidated with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Intermediate Bond Fund was considered the accounting survivor. Therefore, all performance information for the Fund for periods prior to March 22, 1999 reflects the performance of the Pegasus Intermediate Bond Fund and its predecessors.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

13

JPMorgan
    Intermediate Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
ULTRA	2/22/05
Return Before Taxes		2.15	5.51	5.97
Return After Taxes on Distributions		0.29	3.43	3.65
Return After Taxes on Distributions and Sale of Fund Shares		1.39	3.46	3.66
Lehman Brothers Intermediate Government/Credit Bond Index2 ˆ (no deduction for fees, expenses or taxes)		1.58	5.49	5.80
Lipper Short Intermediate U.S. Government Fund Index3 ˆ (no deduction for taxes)		1.26	4.18	4.79

1	The performance figures in the table for the period before Ultra Shares were launched on 2/22/05 are based on the Fund’s Select Class Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Ultra and Select Class Shares would have substan tially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Intermediate Bond Fund and the Pegasus Intermediate Bond Fund.

2	The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of U.S. government agency and Treasury securities and investment grade corporate bonds. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

3	The Lipper Short Intermediate U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

14

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

ULTRA
Investment Advisory Fees	0. 30
Other Expenses [1]	0. 1 8
Total Annual Fund Operating Expenses [2]	0. 4 8

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 . 48 % of the average daily net assets of the Ultra Shares through June 30, 2007 .

Example

The example below is intended to help you compare the cost of investing in the Ultra Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses .

This example is for comparison only; the actual returns of the Ultra Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Ultra ($)	4 9	154	26 9	604

JPMORGAN INCOME FUNDS

15

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Core Bond Fund
      (formerly One Group® Bond Fund)

What is the goal of the Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

What are the Fund’s main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which JPMorgan Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. JPMorgan Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Core Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide

JPMORGAN INCOME FUNDS

16

P R O S P E C T U S    JULY 1

2006

financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

17

JPMorgan
    Core Bond Fund

CONTINUED

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. 1 Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR)[1,2] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2001	5.13%
WORST QUARTER: 2nd quarter, 2004	–2. 22%

The Fund’s year-to-date total return through 3/31/06 was –0.67%.

1	The Ultra Shares launched on February 22, 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Select Class Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Select Class Shares of the Fund are not offered in this prospectus. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund.

2	The Fund’s fiscal year end is the last day in February.

JPMORGAN INCOME FUNDS

18

P R O S P E C T U S    JULY 1

2006

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
ULTRA	2/22/05
Return Before Taxes		2.45	5.98	6.39
Return After Taxes on Distributions		0.63	3.82	3.97
Return After Taxes on Distributions and Sale of Fund Shares		1.58	3.81	3.96
Lehman Brothers Aggregate Bond Index2 ˆ (no deduction for fees, expenses or taxes)		2.43	5.87	6.17
Lipper Intermediate U.S. Government Fund Index3 ˆ (no deduction for taxes)		1.85	4.85	5. 32

1	The performance figures in the table for the period before Ultra Shares were launched on 2/22/05 are based on the Fund’s Select Class Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Ultra and Select Class Shares would have substan tially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund.

2	The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

3	The Lipper Intermediate U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

19

JPMorgan
    Core Bond Fund

CONTINUED

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

ULTRA
Investment Advisory Fees	0. 30
Other Expenses [1]	0. 1 7
Total Annual Fund Operating Expenses [2]	0. 4 7

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 . 48 % of the average daily net assets of the Ultra Shares through June 30, 2007.

Example

The example below is intended to help you compare the cost of investing in the Ultra Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses .

This example is for comparison only; the actual returns of the Ultra Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Ultra ($)	4 9	1 5 4	2 69	604

JPMORGAN INCOME FUNDS

20

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Core Plus Bond Fund
      (formerly One Group® Income Bond Fund)

What is the goal of the Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

What are the Fund’s main investment strategies?

The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by JPMorgan Investment Advisors). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., high yield or junk bonds). The Fund may not invest more than 30% of its total assets in such high yield securities. The Fund also invests in mortgage-backed and asset-backed securities, and certain obligations and securities of foreign issuers. The Fund invests in securities with short to long maturities. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. JPMorgan Investment Advisors has retained JPMorgan High Yield Partners as the sub-adviser with respect to the high yield portion of the Fund. JPMorgan High Yield Partners focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. For more information about the Core Plus Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that JPMorgan Investment Advisors believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor’s Ratings Service and Ba or lower by Moody’s Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

JPMORGAN INCOME FUNDS

21

JPMorgan
    Core Plus Bond Fund

CONTINUED

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Securities.  Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Portfolio Quality.   The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund also may invest in securities that are rated below investment grade. These securities are considered to be speculative and may be issued by companies which are highly leveraged, less creditworthy or financially distressed.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. 1 Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR)[1,2] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2001	3.78%
WORST QUARTER: 2nd quarter, 2004	–2. 06%

The Fund’s year-to-date total return through 3/31/06 was –0.61%.

1	The Ultra Shares launched on February 22, 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Select Class Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Select Class Shares of the Fund are not offered in this prospectus. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Multi-Sector Bond Fund and the Pegasus Multi-Sector Bond Fund. The Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi - Sector Bond Fund was the accounting survivor. Therefore, all performance information for the Fund for periods prior to March 22, 1999 reflects the performance of the Pegasus Multi-Sector Bond Fund and its predecessors .

2	The Fund’s fiscal year end is the last day in February.

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23

JPMorgan
    Core Plus Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
ULTRA	2/22/05
Return Before Taxes		2.94	5.76	5.7 3
Return After Taxes on Distributions		1.09	3.65	3.32
Return After Taxes on Distributions and Sale of Fund Shares		1.89	3.64	3.38
Lehman Brothers Aggregate Bond Index2 ˆ (no deduction for fees, expenses or taxes)		2.43	5.87	6.17
Lipper Intermediate Investment Grade Fund Index3 ˆ (no deduction for taxes)		2.30	5.68	5.77

1	The performance figures in the table for the period before Ultra Shares were launched on 2/22/05 are based on the Fund’s Select Class Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Ultra and Select Class Shares would have substan tially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. The Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. The performance information for the Fund for periods prior to March 22, 1999 reflects the performance of the Pegasus Multi-Sector Bond Fund and its predecessors .

2	The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

3	The Lipper Intermediate Investment Grade Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

24

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

ULTRA
Investment Advisory Fees	0. 30
Other Expenses [1]	0. 14
Total Annual Fund Operating Expenses [2]	0. 4 4

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 . 45 % of the average daily net assets of the Ultra Shares through June 30 , 200 7 .

Example

The example below is intended to help you compare the cost of investing in the Ultra Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses .

This example is for comparison only; the actual returns of the Ultra Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Ultra ($)	45	141	246	555

JPMORGAN INCOME FUNDS

25

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Mortgage-Backed Securities Fund
    (formerly One Group® Mortgage-Backed Securities Fund)

What is the goal of the Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

What are the Fund’s main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which JPMorgan Investment Advisors determines to be of comparable quality). These include mortgage-backed securities issued by U.S. government agencies or instrumentalities such as Ginnie Mae, Fannie Mae and Freddie Mac, commercial mortgage securities and collateralized mortgage obligations. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, municipal securities and corporate debt securities. JPMorgan Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction. For more information about the Mortgage-Backed Securities Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of

JPMORGAN INCOME FUNDS

26

P R O S P E C T U S    JULY 1

2006

principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

27

JPMorgan
    Mortgage-Backed Securities Fund

CONTINUED

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. 1 Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR)[1,2] — SELECT CLASS SHARES

BEST QUARTER: 4th quarter, 2000	4.84%
WORST QUARTER: 2nd quarter, 2004	–1.2 8%

The Fund’s year-to-date total return through 3/31/06 was –0.35%.

1	The Ultra Shares launched on February 22, 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Select Class Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Select Class Shares of the Fund are not offered in this prospectus. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. The Fund commenced operations on August 18, 2000 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The performance data for the Fund includes the performance of the common trust fund for the periods prior to the commencement of operations of the Fund as adjusted to reflect the contractual expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

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P R O S P E C T U S    JULY 1

2006

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
ULTRA	2/22/05
Return Before Taxes		2.82	6.22	7.12
Return After Taxes on Distributions		0. 96	3.96	5.87
Return After Taxes on Distributions and Sale of Fund Shares		1.82	3.95	5.47
Lehman Brothers Mortgage-Backed Securities Index2 ˆ (no deduction for fees, expenses or taxes)		2.61	5.44	6.18
Lipper U.S. Mortgage Fund Index3 ˆ (no deduction for taxes)		2.24	4.74	5.32

1	The performance figures in the table for the period before Ultra Shares were launched on 2/22/05 are based on the Fund’s Select Class Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Ultra and Select Class Shares would have substan tially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. The Fund commenced operations on August 18, 2000 subsequent to the transfer of assets from a common trust fund (inception 12/31/83) with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The performance data for the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the contractual expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its returns may have been lower.

2	The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index which represents the performance of mortgage pools of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

3	The Lipper U.S. Mortgage Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

29

JPMorgan
    Mortgage-Backed Securities Fund

CONTINUED

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

ULTRA
Investment Advisory Fees	0. 35
Other Expenses [1]	0.12
Total Annual Fund Operating Expenses	0.47
Fee Waiver and/or Expense Reimbursement [2]	(0.22)
Net Expenses [2]	0. 2 5

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 . 2 5% of the average daily net assets of the Ultra Shares through June 30, 2007 .

Example

The example below is intended to help you compare the cost of investing in the Ultra Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through June 30, 2007 , and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Ultra Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Ultra ($)	26	129	241	570

JPMORGAN INCOME FUNDS

30

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Government Bond Fund
    (formerly One Group® Government Bond Fund)

What is the goal of the Fund?

The Fund seeks a high level of current income with liquidity and safety of principal.

What are the Fund’s main investment strategies?

The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Government Bond Fund spreads its holdings across various security types within the government market sector (e.g., U.S. government agency securities and agency mortgage-backed securities). JPMorgan Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction. For more information about the Government Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a government bond?

A “government bond” is a debt instrument with a maturity of 90 days or more at the time of its issuance and with principal and interest guaranteed by the U.S. government and its agencies and instrumentalities, as well as stripped government securities and mortgage-related and mortgage-backed securities.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategies, the Fund may invest in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums)

JPMORGAN INCOME FUNDS

31

JPMorgan
    Government Bond Fund

CONTINUED

paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.   The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN INCOME FUNDS

32

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Since Ultra Shares have not commenced operations and past performance information is not available, the chart and table show the performance of the Fund’s Select Class Shares. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR) [1,2] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2002	5. 52%
WORST QUARTER: 2nd quarter, 2004	–2. 58%

The Fund’s year-to-date total return through 3/31/06 was –1.17%.

1	As of the date of this prospectus, the Ultra Shares had not commenced operations. The performance shown is that of the Select Class Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Select Class Shares of the Fund are not offered in this prospectus. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN INCOME FUNDS

33

JPMorgan
    Government Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	2/8/93
Return Before Taxes		3.29	5.78	5. 91
Return After Taxes on Distributions		1.61	3.80	3.66
Return After Taxes on Distributions and Sale of Fund Shares		2.13	3.74	3.64
Lehman Brothers Government Bond Index2 ˆ (no deduction for fees, expenses or taxes)		2.65	5.38	5.94
Lipper General U.S. Government Fund Index3 ˆ (no deduction for taxes)		2.50	4.81	5.17

1	As of the date of this prospectus, the Ultra Shares ha ve not commenced operations. The average annual total returns shown are those of the Select Class Shares of the Fund, the original class offered, and have not been adjusted to reflect the differences in fees and other expenses between the classes. Select Class Shares of the Fund are not offered in this prospectus. Ultra and Select Class Shares would have substantially similar average annual total returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

2	The Lehman Brothers Government Bond Index is an unmanaged index comprised of securities issued by the U.S. government. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

3	The Lipper General U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN INCOME FUNDS

34

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

ULTRA
Investment Advisory Fees	0. 30
Other Expenses [1]	0.17
Total Annual Fund Operating Expenses [2]	0.47

1	“Other Expenses” are based on estimated expenses .

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0 . 50 % of the average daily net assets of the Ultra Shares through June 30 , 200 7 .

Example

The example below is intended to help you compare the cost of investing in the Ultra Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses .

This example is for comparison only; the actual returns of the Ultra Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Ultra ($)	48	151	263	591

JPMORGAN INCOME FUNDS

35

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    High Yield Bond Fund
    (formerly One Group® High Yield Bond Fund)

What is the goal of the Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

What are the Fund’s main investment strategies?

The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations. The Fund’s investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund’s sub-adviser, JPMorgan High Yield Partners, focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. JPMorgan High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments. For more information about the High Yield Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What is a high yield bond?

A high yield bond or junk bond is a debt security that is rated below investment grade. (Such bonds also include unrated securities that JPMorgan Investment Advisors or JPMorgan High Yield Partners believes to be of comparable quality to debt securities that are rated below investment grade.) Such bonds are also called “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor’s Ratings Service and Ba or lower by Moody’s Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a higher degree of risk.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

High Yield Bond Risk.  The Fund’s main investment strategy is to invest in high yield, high risk securities which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended as a long-term investment program for investors who are able and willing to assume a high degree of risk.

Smaller Companies.  As part of its high yield strategy, the Fund invests in debt securities of smaller, newer companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in the value of their debt securities. This may cause unexpected

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decreases in the value of your investment in the Fund.

Sensitivity to Interest Rates and Economic Changes.  The income and market value of the Fund’s securities may fluctuate more than higher-rated securities. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. 1 Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR) [1,2] — SELECT CLASS SHARES

BEST QUARTER: 2nd quarter, 2003	9.5 9%
WORST QUARTER: 3rd quarter, 2001	–4. 24%

The Fund’s year-to-date total return through 3/31/06 was 3.31%.

1	The Ultra Shares launched on February 22, 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Select Class Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Select Class Shares of the Fund are not offered in this prospectus. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

2	The Fund’s fiscal year end is the last day of February.

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The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	PERFORMANCE SINCE 11/13/98
ULTRA	2/22/05
Return Before Taxes		3.00	8.54	6.03
Return After Taxes on Distributions		0.21	5.21	2.61
Return After Taxes on Distributions and Sale of Fund Shares		1.92	5.24	2.96
Lehman Brothers High Yield Index, 2% Issuer Constrained2 ˆ		2.76	9.12	5.83
Lehman Brothers High Yield Index3 ˆ (no deduction for fees, expenses or taxes)		2.74	8.86	5.64
Lipper High Yield Current Yield Bond Index4 ˆ (no deduction for taxes)		3.00	6.76	3.86

1	The performance figures in the table for the period before Ultra Shares were launched on 2/22/05 are based on the Fund’s Select Class Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Ultra and Select Class Shares would have substan tially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

2	The Lehman Brothers High Yield Index, 2% Issuer Constrained is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The Index limits the maximum exposure to any one issuer to 2%. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares. The index for the Fund has changed from the Lehman Brothers High Yield Index to the Lehman Brothers High Yield Index, 2% Issuer Constrained in order to better represent the investment policies for comparison purposes.

3	The Lehman Brothers High Yield Index is an unmanaged index comprised of fixed-rate, non-investment grade debt securities that are dollar denominated and non-convertible. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

4	The Lipper High Yield Current Yield Bond Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

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Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ULTRA
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed/exchanged)	2.00

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

ULTRA
Investment Advisory Fees	0. 65
Other Expenses [1]	0.15
Total Annual Fund Operating Expenses [2]	0.80

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.81 % of the average daily net assets of the Ultra Shares through June 30 , 200 7 .

Example

The example below is intended to help you compare the cost of investing in the Ultra Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses .

This example is for comparison only; the actual returns of the Ultra Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Ultra ($)	82	255	444	990

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Each of the Funds described in this prospectus is a series of JPMorgan Trust II (Trust) and is managed by JPMorgan Investment Advisors. For more information about the Funds and JPMorgan Investment Advisors, please read “Management of the Funds” and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

This prospectus describes mutual funds with a variety of investment objectives, including total return, current income and capital appreciation. JPMorgan Investment Advisors selects securities for the Funds by analyzing both individual securities and different industry sectors. JPMorgan Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The Funds attempt to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Funds are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment (e.g., asset-backed securities and mortgage-backed securities). In addition, the principal investment strategies that are used to meet each Fund’s investment objective are described in “Fund Summaries: Investments, Risk & Performance” in the front of this prospectus. They are also described below.

FUNDAMENTAL POLICIES

A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

In addition to the investment strategies described below for the Funds, each of the Funds may invest in shares of exchange-traded funds (ETFs), affili ated money market funds, and other investment companies. An ETF is a registered investment com pany that seeks to track the performance of a par ticular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

There can be no assurance that the Funds will achieve their investment objectives. Please note that the Funds may also use strategies that are not described below, but which are described in the Statement of Additional Information.

JPMorgan Ultra Short Duration Bond Fund. The Fund invests in all types of debt securities including money market instruments, mortgage-backed securities and asset-backed securities. The Fund will maintain a maximum interest rate sensitivity approximately equal to that of a two-year U.S. Treasury security, although the Fund’s actual interest rate sensitivity is expected to be approximately equal to that of a one-year U.S. Treasury security.

•	Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

•	The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.

•	The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

JPMorgan Short Duration Bond Fund. The Fund invests in all types of debt securities with short to intermediate maturities. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

•	Under normal circumstances, the Fund invests at least 80% of its assets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

•	Up to 20% of the Fund’s assets may be invested in preferred stock.

•	The Fund also may purchase taxable or tax-exempt municipal securities.

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•	The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

•	The Fund’s effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.

JPMorgan Intermediate Bond Fund. The Fund invests in debt securities of all types including bonds, notes and U.S. government obligations, rated as investment grade at the time of investment (or, if unrated, determined by JPMorgan Investment Advisors, to be of comparable quality). U.S. government obligations include U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

•	As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	Up to 20% of the Fund’s assets may be invested in preferred stock.

•	The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

•	The Fund’s average weighted maturity will ordinarily range between three and ten years, taking into account expected prepayment of principal on certain investments. The Fund may shorten that average weighted maturity to as little as one year for temporary defensive purposes.

WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The terms “Intermediate” and “Short Term” in a Fund’s name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund’s portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

JPMorgan Core Bond Fund. The Fund invests in all types of debt securities rated as investment grade (or unrated debt securities which JPMorgan Investment Advisors determines to be of comparable quality), as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

•	As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. Generally, such bonds will have intermediate to long maturities.

•	The Fund also may purchase taxable or tax-exempt municipal securities.

•	The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

•	The Fund’s average weighted maturity will ordinarily range between four and 12 years, although the Fund may shorten its weighted average maturity if deemed appropriate for temporary defensive purposes.

JPMorgan Core Plus Bond Fund. The Fund invests in all types of debt securities rated as investment

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grade or below investment grade, as well as preferred stock and loan participations.

•	As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	The Fund invests at least 70% of its total assets in all types of debt securities rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by JPMorgan Investment Advisors. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

•	Up to 30% of the Fund’s total assets may be invested in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade or, if unrated, determined by JPMorgan High Yield Partners, the Fund’s sub-adviser, to be of comparable quality.

•	The Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category.

•	Up to 25% of the Fund’s net assets may be invested in debt securities issued or guaranteed by foreign governments or their agencies and instrumentalities and debt securities issued by foreign corporations and supranational banks.

•	The Fund also may purchase taxable or tax-exempt municipal securities.

•	The Fund’s average weighted maturity will ordinarily range between five and 20 years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

JPMorgan Mortgage-Backed Securities Fund.  The Fund invests in mortgage-backed securities and other securities representing an interest in or secured by mortgages.

•	Under normal circumstances, the Fund invests at least 80% of its assets in mortgage-backed securities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

•	As a matter of fundamental policy, at least 65% of the Fund’s total assets will consist of bonds.

•	The Fund will purchase securities issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. The Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.

•	The Fund may purchase taxable or tax-exempt municipal securities.

•	The Fund may invest in debt securities that are rated in the lowest investment grade category.

•	The Fund’s average weighted maturity will normally range between two and ten years although the Fund may shorten its weighted average if deemed appropriate for temporary defensive purposes.

JPMorgan Government Bond Fund.  The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities or related to securities issued by the U.S. government and its agencies and instrumentalities.

•	Under normal circumstances, the Fund will invest at least 80% of its assets in bonds issued by the U.S. government and its agencies and instrumentalities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

•	The Fund’s average weighted maturity will ordinarily range between three and 15 years, taking into account expected prepayment of principal on certain investments. However, the Fund’s average weighted remaining maturity may be outside this range if warranted by market conditions.

JPMorgan High Yield Bond Fund.  The Fund’s sub-adviser, JPMorgan High Yield Partners, focuses on value in choosing securities for the Fund by using a “bottom-up” research methodology.

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WHAT IS A BOTTOM-UP RESEARCH METHODOLOGY?

When JPMorgan High Yield Partners uses a bottom-up research methodology, it looks primarily at individual companies against the context of broader market factors.

For each issuer, JPMorgan High Yield Partners performs an in-depth analysis of the issuer including, business prospects, management, capital requirements, capital structure, enterprise value, and security structure and covenants. In addition, JPMorgan High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments, expediting the review of the Fund’s investments which are considered to be the most risky.

•	As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	Under normal circumstances, the Fund invests at least 80% of its assets in bonds, loan participations, preferred stock and other debt securities, which are rated below investment grade or unrated. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. The Fund may invest up to 100% of the Fund’s total assets in lower rated or unrated securities.

•	Up to 20% of the Fund’s assets may be invested in other securities, including investment grade debt securities.

•	The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

INVESTMENT RISKS

The main risks associated with investing in the Funds are described below and in “Fund Summaries: Investments, Risk & Performance” at the front of this prospectus.

Fixed Income Securities.  Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of the Fund’s investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.

U.S. Government Securities.  U.S. government securities may be guaranteed by the U.S. Treasury, by the right to borrow from the U.S. Treasury, or only by the agency or instrumentality issuing the security. Certain agencies and instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury, while others are supported by their own credit. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities unless required to do so by law.

Mortgage-backed securities may be issued by various U.S. governmental agencies such as Ginnie Mae, U.S. government-related organizations such as Fannie Mae and Freddie Mac, and non-governmental issuers. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, U.S. government-related organizations such as Fannie Mae and Freddie Mac may guarantee the timely payment of principal and interest on their securities, but such guarantees are not backed by the full faith and credit of the U.S. government.

Derivatives. The Funds (other than the Treasury & Agency Fund) may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. A Fund’s use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

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WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Lower-Rated Investment Grade Securities. The Intermediate Bond Fund, the Ultra Short Duration Bond Fund, the Short Duration Bond Fund, the Core Bond Fund, the Core Plus Bond Fund, the Mortgage-Backed Securities Fund and the High Yield Bond Fund may purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

High Yield Securities. The High Yield Bond Fund and, to a lesser extent, the Core Plus Bond Fund invest in high yield securities that are unrated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. You should not invest in the Funds unless you are willing to assume the greater risk associated with high yield securities. These risks include the following:

•	Greater Risk of Loss. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer failed to pay principal or interest, the Funds would experience a decrease in income and a decline in the market value of its investments. The Funds also may incur additional expenses in seeking recovery from the issuer.

•	Sensitivity to Interest Rate and Economic Changes. The income and market value of the Funds’ securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Funds’ investments and the Funds’ net asset values may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

•	Valuation Difficulties. It is often more difficult to value lower-rated securities than higher-rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the Funds’ investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for certain of the Funds’ investments, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

•	Liquidity. There may be no established secondary or public market for the Funds’ investments and they generally trade at larger bid-as spreads than investment grade debt securities. In addition, a major portion of an issue of lower-rated securities may be held by relatively few institutional purchasers at times. As a result, the Funds may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

•	High Yield Bond Market. Economic downturn, volatility in the capital markets or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

•	Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, the Funds will not rely solely on ratings issued by established credit rating agencies, but will use such ratings in conjunction with JPMorgan Investment Advisors’ or JPMorgan High Yield Partners’ independent and ongoing review of credit quality. (Please see

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“Description of Ratings” in the Statement of Additional Information.) Because investments in lower rated or unrated securities involve greater investment risk, achievement of the Funds’ investment objectives will be more dependent on JPMorgan Investment Advisor’s or JPMorgan High Yield Partners’ credit analysis than would be the case if the Funds were investing in higher rated securities. The Funds may seek to hedge investments through transactions in options, futures contracts and related options. The Funds also may use swap agreements to further manage exposure to lower rated securities.

Small-Capitalization Companies. Investments in smaller, younger companies may be riskier and more volatile than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in the value of their securities. This may cause unexpected decreases in the value of your investment in a Fund.

Foreign Securities. Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of the Funds that invest in foreign securities is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

For more information about risks associated with the types of investments that the Funds purchase, please read “Fund Summaries: Investments, Risk & Performance,” Appendix A and the Statement of Additional Information.

PORTFOLIO QUALITY

Various rating organizations (like Standard & Poor’s Ratings Service and Moody’s Investors Service, Inc.) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: “Investment Grade Securities” and “Non-Investment Grade Securities.” Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Funds only purchase securities that meet the rating criteria described below. JPMorgan Investment Advisors (or JPMorgan High Yield Partners with respect to the High Yield Bond Fund and the portion of the Core Plus Bond Fund subadvised by it) will look at a security’s rating at the time of investment. If the securities are unrated, JPMorgan Investment Advisors (or JPMorgan High Yield Partners with respect to the High Yield Bond Fund and the portion of the Core Plus Bond Fund subadvised by it) must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. JPMorgan Investment Advisors (or JPMorgan High Yield Partners) will consider such an event in determining whether the Fund should continue to hold the security.

Debt Securities

•	The Government Bond Fund and the Treasury & Agency Fund may invest in debt securities rated in any of the three highest investment grade rating categories.

•	The Ultra Short Duration Bond Fund, the Intermediate Bond Fund, the Short Duration Bond Fund, the Core Bond Fund and the Mortgage-Backed Securities Fund may invest in debt securities rated in any of the four investment grade rating categories.

•	The Core Plus Bond Fund and the High Yield Bond Fund may purchase securities in any rating category, although foreign debt securities denominated in foreign currencies purchased by the Core Plus Bond Fund must be rated in one of the four highest investment grade rating categories.

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Please read “Fund Summaries: Investments, Risk & Performance” and “Investment Risks” for more information about the Core Plus Bond Fund and the High Yield Bond Fund.

Preferred Stock

•	The Short Duration Bond Fund, the Core Bond Fund and the Intermediate Bond Fund may only invest in preferred stock rated in any of the four highest rating categories.

•	The Mortgage-Backed Securities Fund may invest only in preferred stock rated in any of the three highest rating categories.

•	The Core Plus Bond Fund and the High Yield Bond Fund may invest in preferred stock in any rating category.

Municipal Securities

•	The Ultra Short Duration Bond Fund, the Short Duration Bond Fund, the Intermediate Bond Fund and the Core Bond Fund may only invest in municipal bonds rated in any of the four highest rating categories.

•	The Mortgage-Backed Securities Fund may only invest in municipal bonds rated in any of the three highest rating categories.

•	The Ultra Short Duration Bond Fund, the Inter mediate Bond Fund, the Core Bond Fund and the Mortgage-Backed Securities Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations which are rated in the highest or second highest rating categories. The Short Duration Bond Fund may invest in such securities only if they are rated in the highest rating category.

•	The Core Plus Bond Fund and the High Yield Bond Fund may invest in municipal securities rated in any category.

Commercial Paper

•	The Intermediate Bond Fund, the Short Duration Bond Fund, the Core Bond Fund, the Ultra Short Duration Bond Fund and the Mortgage-Backed Securities Fund may invest in commercial paper rated in the highest or second highest rating category.

•	The High Yield Bond Fund and the Core Plus Bond Fund may invest in commercial paper rated in any category.

For more information about ratings, please see “Description of Ratings” in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, produce taxable income, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended February 28, 2006 is shown in the Financial Highlights.

To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

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PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Ultra Shares may be purchased by investors:

•	(i) Whose investments in the Fund are made and directed on their behalf by investment representatives at JPMorgan Investment Advisors, J.P. Morgan Investment Management Inc., Bank One Trust Company, N.A., or JPMorgan Chase Bank, N.A. or their affiliates (the Investment Manager) pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment manage ment services between the Investment Manager and the investor (a Discretionary Account) and (ii) whose Discretionary Account’s initial investment in the Fund is at least $5,000,000.

•	Ultra Shares also may be purchased by 401(k) plans administered by the Retirement Plan Services, affiliates of JPMorgan Chase Bank, N.A., where the plan’s investment in the Fund is at least $5,000,000. Accounts may be opened with the Fund’s transfer agent or Financial Intermediary. If you have questions about eligi bility, please call 1-800-480-4111.

•	Ultra Shares are not subject to a sales charge or Rule 12b-1 fees.

•	Ultra Shares have lower annual expense ratio s than Institutional and Select Class Shares as the Ultra Shares have no on-going shareholder service fees.

•	Each Fund may issue other classes of shares that have different sales charges, expense levels and perfor mance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may have receive different amounts of compen sation for sales of different classes of shares.

When can I buy shares?

•	Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

•	Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

•	If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

•	On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

•	If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

•	Share ownership is electronically recorded, therefore no certificate will be issued.

•	The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent

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market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

•	The Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing ”round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed by a redemption or exchange out of the same Fund. The Distributor will reject your purchase orders or temporarily or permanently revoke your exchange privilege if it detects that you have completed two round trips within 60 days within the same Fund. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

•	Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers from the Funds and there can be no assurances that the Funds will be able to do so.

•	Subject to the foregoing, the JPMorgan Funds will seek to apply these policies and restrictions as uniformly as practicable, except in cases of purchases, redemptions and exchanges made on a systematic basis, automatic reinvestments of dividends and distributions or purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or as part of a bona fide asset allocation program. Please see the Statement of Additional Information for a further description of these arrangements.

•	Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

•	In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best

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interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

•	Shares are sold at net asset value (NAV) per share.

•	NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

•	The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. Shareholders who purchase or redeem shares when NAV has been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they otherwise would have received if securities were not valued using the Trust’s fair valuation procedures. The Board of Trustees receives regular reporting concerning the operation of the fair valuation procedures.

•	A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

1.	Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.	Decide how much you want to invest.

•	Ultra Shares of the Fund are subject to a $5,000,000 minimum investment requirement per Fund. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund.

•	There are no minimum levels for subsequent purchases.

•	For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Inter mediary to ensure compliance with investment minimums.

3.	When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

•	We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

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•	Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.

4.	Send the completed Account Application and a check to: JP Morgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND- ULTRA )
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

5.	If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:
JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND- ULTRA )
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
(EX: JOHN SMITH & MARY SMITH, JTWROS)

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability,

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cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may revoke your right to make purchases over the telephone by sending a letter to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMorgan Investment Advisors or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

•	Ultra Shares of a Fund may be exchanged for Ultra Shares of another JPMorgan Fund or any other class of the same Fund.

•	All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

•	Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally:

•	An exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

•	An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

•	You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No.

•	However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

•	Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption

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order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

•	Redemption orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

•	A redemption order is accepted when accompanied by all required documentation in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

1.	You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

2.	You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

3.	We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

4.	You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

•	On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

•	Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

•	If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable redemption fee.

Do I pay a redemption fee?

•	If you sell your shares of the JPMorgan High Yield Bond Fund within 60 days of purchase, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60 day holding period.

•	The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains), or mutual fund wrap fee programs, or shares redeemed as part of a termination of certain employer-sponsored retirement plans, redemption of an employer-sponsored retirement plan’s entire share position with the Fund, shares redeemed by balance forward qualified retirement plans or shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program, or shares redeemed as part of a bona fide asset allocation program; provided, that the redemption fee may be charged in the event that the Distributor determines that such programs are being used as a market timing strategy. Please see the Statement of Additional Information for a further description of these arrangements.

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•	The redemption fees are paid to the JPMorgan High Yield Bond Fund and are designed to offset the brokerage commissions, capital gains impact, and other administrative costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

•	The Funds often do not have direct access to shareholder information and are dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts which may include omnibus accounts or retirement plan accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. For these accounts, the Funds that assess redemption fees generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Funds. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

•	Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:
JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

•	Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

•	Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

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2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?.”

•	The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities law permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Additional Purchase and Redemption Information” in the Statement of Additional Information for more details about this process.

•	You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DIVIDEND POLICIES

Dividends

The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. The dates on which dividends and capital gains will be distributed for calendar year 200 6 are available online at www.jpmorganfunds.com.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive a portion of the price back as a taxable dividend or distribution.

Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to the Funds as “undeliverable,” your check will be credited back to your account and all future distributions will be reinvested in Fund shares.

If you want to change the way in which you receive dividends and distributions, you may write to the JPMorgan Funds at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.

TAX TREATMENT OF SHAREHOLDERS

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

Taxation of Distributions

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31 , 20 10 , distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gains, depending on your holding period. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

A Fund’s investment in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from a Fund, and, therefore, may increase the amount of taxes payable by shareholders.

Long-term capital gain rates applicable to individuals have been temporarily reduced (in general, to 15% with lower rates applying to taxpayers in the

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10% and 15% rate brackets) for taxable years beginning on or before December 3 1, 20 10 .

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Certain Securities

Some of the Funds may acquire certain securities issued with original issue discount (including zero coupon securities). Current federal tax law requires that a holder (such as a Fund) of such a security must include in taxable income a portion of the original issue discount which accrues during the tax year on such security even if a Fund receives no payment in cash on the security during the year. As a regulated investment company intending to qualify for special treatment under the Internal Revenue Code of 1986, as amended, a Fund must pay out substantially all of its net investment income each year, including any original issue discount. Accordingly, a Fund may be required to pay out an amount which is greater than the total amount of cash interest a Fund actually received. Such distributions will be made from the cash assets of a Fund or by liquidation of investments if necessary. If a distribution of cash necessitates the liquidation of investments, JPMorgan Investment Advisors or the Sub-Adviser will select which securities to sell and a Fund may realize a gain or loss from those sales. In the event a Fund realizes net capital gains from these transactions, you may receive a larger capital gain distribution, if any, than you would in the absence of such transactions.

Taxation of Foreign Investments

The Funds’ investments in foreign securities may be subject to foreign withholding. In that case, the yield on those securities would be reduced. You generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Funds’ distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to back up withholding.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described elsewhere in this section. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

Tax Information

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please

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Shareholder Information

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visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year , you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds at P.O. Box 8528, Boston, MA 02266-8528 , call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMorgan Investment Advisors. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified , complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified , complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each Fund’s top ten holdings as of the last day of each month and each calendar quarter are posted on the Funds’ website at www.jpmorganfunds.com no sooner than 15 days after the end of that month or calendar quarter, respectively.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

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Management of the Funds

THE ADVISER, ADMINISTRATOR AND DISTRIBUTOR

JPMorgan Investment Advisors Inc. (the Adviser) (1111 Polaris Parkway, Suite 2-J, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for each of the Funds and continuously reviews, supervises and administers each of the Fund’s investment program. JPMorgan Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of JPMorgan Trust II. JPMorgan Investment Advisors has served as investment adviser to the Trust since its inception. In addition, JPMorgan Investment Advisors serves as investment adviser to other mutual funds and individual corporate, charitable and retirement accounts. JPMorgan Investment Advisors is an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMorgan Investment Advisors Inc. is referred to in this prospectus as “JPMorgan Investment Advisors.”

A discussion of the basis that the trustees of the Trust used in reapproving the investment advisory agreement for the Funds is available in the semi- annual report for the six-month period ended December 31, 2005.

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) provides administrative services and oversees the Funds’ other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMorgan Distribution Services, Inc. (the Distributor or JPMDS ) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.

THE SUB-ADVISER

JPMorgan High Yield Partners LLC (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) is the sub-adviser to the High Yield Bond Fund and the Core Plus Bond Fund. JPMorgan High Yield Partners is a wholly-owned subsidiary of JPMorgan Investment Advisors.

ADVISORY FEES

JPMorgan Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

FUND	ANNUAL RATE AS % OF AVERAGE DAILY NET ASSETS
JPMorgan Ultra Short Duration Bond Fund	0.1 6
JPMorgan Short Duration Bond Fund	0.2 0
JPMorgan Intermediate Bond Fund	0.3 0
JPMorgan Core Bond Fund	0.3 0
JPMorgan Core Plus Bond Fund[1]	0.3 0
JPMorgan Mortgage-Backed Securities Fund	0. 21
JPMorgan Government Bond Fund	0.3 0
JPMorgan High Yield Bond Fund[1]	0.6 5

1	Includes fees paid by JPMorgan Investment Advisors to JPMorgan High Yield Partners, the sub-adviser to the High Yield Bond Fund and the Core Plus Bond Fund.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMorgan Investment Advisors, JPMDS , and from time to time, other affiliates of JPMorgan Investment Advisors, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS . These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other

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sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMorgan Investment Advisors and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

THE FUND MANAGERS

The Funds are managed by portfolio managers teamed with research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the Funds. The research analysts provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Funds.

JPMorgan Ultra Short Duration Bond Fund and JPMorgan Government Bond Fund.  Michael Sais, CFA, is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Government Bond Fund. Mr. Sais is a member of the Taxable Bond Team and has been part of the team responsible for the management of the Ultra Short Duration Bond Fund and the Government Bond Fund since 1995 and 1996, respectively. Mr. Sais joined JPMorgan Investment Advisors (formerly Banc One Investment Advisors) in 1994 as a senior fixed income research analyst responsible for the valuation and analysis of the mortgage-backed securities market. He is also a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Gregg F. Hrivnak , CFA, and Richard D. Figuly also participate in the management of the JPMorgan Ultra Short Duration Bond Fund. Biographical information for Mr. Hrivnak is described under the JPMorgan Short Duration Bond Fund. Mr. Hrivnak and Mr. Figuly began participating in the management of the Ultra Short D uration Bond Fund in June 2005. Mr. Figuly is a member of the Columbus Taxable Bond Team responsible for trading fixed income securities with an emphasis on asset-backed securities. Since his employment with JPMorgan Investment Advisors in 1994, Mr. Figuly began as a fiduciary tax accountant and then transitioned to fixed income trading. Scott F. Grimshaw began participat ing in the management of the JPMorgan Government Bond Fund in June 2005 . Biographical information for Mr. Grimshaw is described under the JPMorgan Intermediate Bond Fund, the JPMorgan Core Bond Fund and the JPMorgan M ortgage-Backed Securities Fund.

JPMorgan Short Duration Bond Fund.  Gregg F. Hrivnak, CFA, is the lead portfolio manager respon sible for the day-to-day management of the JPMorgan Short Duration Bond Fund since May 2006. Mr. Hrivnak has been part of the portfolio management team responsible for the management of the Fund since June 2005. Mr. Hrivnak is a port folio manager and trader on the Columbus Taxable Bond Team. An employee since 1989, Mr. Hrivnak was previously a fixed income research analyst for the Taxable Bond Team responsible for asset-backed securities. Richard Figuly has also participated in the management of the JPMorgan Short Duration Bond Fund since May 2006. Biographical informa tion for Mr. Figuly is described under the JPMorgan Ultra Short Duration Bond Fund and JPMorgan Government Bond Fund.

JPMorgan Intermediate Bond Fund, JPMorgan Core Bond Fund, and JPMorgan Mortgage-Backed Securities Fund.   Douglas Swanson is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Intermediate Bond Fund, the JPMorgan Core Bond Fund and the JPMorgan Mortgage-Backed Securities Fund. He has led the team responsible for management of the JPMorgan Intermediate Bond Fund since 1991, the JPMorgan Core Bond Fund since 1991, and the JPMorgan Mortgage-Backed Securities Fund since its incep tion. He is responsible for establishing daily tacti cal decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and invest ment style oversight and performance oversight. Mr. Swanson has been employed by JPMorgan Investment Advisors and/or predecessor firms since 1983. Previously , he was managing director of the taxable bond team for Banc One Investment Advisors and was first vice president and manager at First Chicago NBD Corporation, where he worked on government/corporate securities and managed various Pegasus Funds. Scott F. Grimshaw has also participate d in the management of the JPMorgan Intermediate Bond Fund since June 2005. Mr. Grimshaw, CFA, is part of the Taxable Bond Team.

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He is also responsible for the government sector. Mr. Grimshaw has served as a senior fixed income analyst and portfolio manager. He obtained a B.S. in finance from Miami University and an M.B.A. from The Ohio State University. He is a member of the CFA Institute as well as the CFA Society of Columbus . Christopher Nauseda began participating in the management of the JPMorgan Core Bond Fund in May 2006. Mr. Nauseda also serves as the manager of numerous institutional accounts and assists with JPMorgan mutual funds. Prior to joining the firm in 1998, Mr. Nauseda was vice president and associate manager of the Pegasus Short Bond Fund and co-manager of the FCNBD Stable Asset Income Fund at First Chicago NBD Corporation. While there he also served as a quantitative analyst before joining the money mar ket desk in 1984, where he was a trader and man aged various money market pooled funds. Mr. Nauseda obtained a B.S. in finance from Wayne State University and an M.B.A. from Wayne State University. Mr. Sais has participated in the manage ment of the JPMorgan Mortgage-Backed Securities Fund since June 2005. Biographical information for Mr. Sais is described under the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Gov ernment Bond Fund.

JPMorgan Core Plus Bond Fund.  The portfolio man agement team for the JPMorgan Core Plus Bond Fund is comprised of Duane Huff, Mark Jackson, William J. Morgan, and Richard Figuly. JPMorgan High Yield Partners (formerly Banc One High Yield Partners) is a sub-adviser to the JPMorgan Core Plus Bond Fund. Mr. Huff has been part of the team responsible for management of the Fund since November 2004. Mr. Huff is also a national portfolio manager for the International Bonds Team respon sible for the management of non-dollar denomi nated fixed income portfolios. Prior to his current position, Mr. Huff was the manager of JPMorgan Investment Advisors’ Liquidity Management Team. Mr. Huff has been employed by JPMorgan Invest ment Advisors and/or predecessor firms since 1996 having first served as a first vice president in the taxable fixed income group at First Chicago NBD. Mr. Morgan is the high yield team leader and the portfolio manager for accounts in the high yield, aggressive income high yield, and insurance asset BB styles. Mr. Morgan has been part of the team responsible for management of the Fund since 1999. An employee of JPMorgan Investment Advi sors since March 2005, Mr. Morgan has served as a portfolio manager for JPMorgan High Yield Partners LLC since 1998. Mr. Morgan has also worked in the high yield investment industry since 1982. He is a member of the High Yield Management Review Com mittee and is also responsible for managing the High Yield Team’s credit analysts. Mr. Jackson, CFA, is a Fixed Income Portfolio Manager for the Taxable Bond Team, responsible for managing taxable bond portfolios for institutional clients and the Core Plus Bond Fund. Mr. Jackson has been part of the team responsible for management of the Fund since 1996. Mr. Jackson has been employed by JPMorgan Investment Advisors and / or predecessor firms since 1996 having first served as a first vice president in the taxable fixed income group at First Chicago NBD and as a n associ ate manager of the Pegasus Multi-Sector Bond Fund. Previously, he served as portfolio manager for Alexander Hamilton Life Insurance Company and was also with Public Employees Retirement System of Ohio as a portfolio manager. Mr. Figuly became part of the team responsible for management of the Fund in May 2006. Biographical information on Mr. Figuly is described under the JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Government Bond Fund.

JPMorgan High Yield Bond Fund.  The portfolio management team for the JPMorgan High Yield Bond Fund is comprised of William J. Morgan and James P. Shanahan. Mr. Morgan and Mr. Shanahan have been part of the team responsible for management of the Fund since inception. Mr. Shanahan is an assistant high yield portfolio manager for general high yield mandates, responsible for distressed and special situations investments, and CBO portfolios. An employee of JPMorgan Investment Advisors since March 2005, Mr. Shanahan has held the same role at the Fund’s sub-adviser, JPMorgan High Yield Partners LLC, since 1998. Biographical information about Mr. Morgan is discussed under JPMorgan Core Plus Bond Fund.

The Funds’ Statement of Additional Information provides information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of Fund securities.

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Legal Proceedings and Additional Fee
and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as the JPMorgan Trust II). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading.”

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment Advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also requires JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five year period commencing September, 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2006, subject to SEC approval. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no

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written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the findings in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed by private plaintiffs and one lawsuit has been filed by the West Virginia Attorney General in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

On November 3, 2005, the district court ruled that all claims in the consolidated amended class action complaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in that complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings, in which it dismissed certain claims against BOIA and its affiliates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 2, 2006, the West Virginia Attorney General voluntarily dismissed its suit. On May 30, 2006, the district court ruled that the remaining claim against the Trustees and former Trustees is to be dismissed as well.

In addition to the lawsuits described above, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations

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and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

As noted above, the settlement agreement with the NYAG requires JPMorgan Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMorgan Investment Advisors and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMorgan Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMorgan Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Funds are the Large Cap Value Fund, the Equity Index Fund, the Equity Income Fund, the Government Bond Fund and the U.S. Equity Fund (successor by merger to the One Group Diversified Equity Fund) and the Reduced Rates on various classes of those Funds were implemented September 27, 2004.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement or administration agreement. Such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Reduced Rate Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with JPMorgan Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursement to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates, as applicable. None of the Ultra Shares of the Funds offered in this Prospectus (including Ultra Shares of JPMorgan Government Bond Fund) are subject to a Reduced Rate.

ULTRA
FUND	NET EXPENSE RATIO AS OF FEBRUARY 28 , 200 6	GROSS EXPENSE RATIO AS OF FEBRUARY 28, 200 6
JPMorgan Ultra Short Duration Bond Fund	0. 41%	0. 41%
JPMorgan Short Duration Bond Fund	0. 41%	0. 4 1%
JPMorgan Intermediate Bond Fund	0. 4 8%	0. 4 8%
JPMorgan Core Bond Fund	0. 4 7%	0. 4 7%
JPMorgan Core Plus Bond Fund	0. 4 4%	0. 4 4%
JPMorgan Mortgage-Backed Securities Fund	0. 2 5%	0. 4 7%
JPMorgan Government Bond Fund	0. 47%	0. 47%
JPMorgan High Yield Bond Fund	0.8 0%	0.8 0%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 200 6 , you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

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•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratio thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JPMORGAN ULTRA SHORT DURATION BOND FUND

	ULTRA
PERIOD ENDE D	ANNUA L COST S	GROS S CUMULATIV E RETUR N	NE T CUMULATIV E RETUR N	NE T ANNUA L RETUR N
June 30, 2007	$42	5.00%	4.59%	4.59%
June 30, 2008	44	10.25	9.39	4.59
June 30, 2009	46	15.76	14.41	4.59
June 30, 2010	48	21.55	19.66	4.59
June 30, 2011	50	27.63	25.16	4.59
June 30, 2012	52	34.01	30.90	4.59
June 30, 2013	55	40.71	36.91	4.59
June 30, 2014	57	47.75	43.19	4.59
June 30, 2015	60	55.13	49.77	4.59
June 30, 2016	63	62.89	56.64	4.59

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JPMORGAN SHORT DURATION BOND FUND

	ULTRA
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$42	5.00%	4.59%	4.59%
June 30, 2008	44	10.25	9.39	4.59
June 30, 2009	46	15.76	14.41	4.59
June 30, 2010	48	21.55	19.66	4.59
June 30, 2011	50	27.63	25.16	4.59
June 30, 2012	52	34.01	30.90	4.59
June 30, 2013	55	40.71	36.91	4.59
June 30, 2014	57	47.75	43.19	4.59
June 30, 2015	60	55.13	49.77	4.59
June 30, 2016	63	62.89	56.64	4.59

JPMORGAN INTERMEDIATE BOND FUND

	ULTRA
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$49	5.00%	4.52%	4.52%
June 30, 2008	51	10.25	9.24	4.52
June 30, 2009	54	15.76	14.18	4.52
June 30, 2010	56	21.55	19.34	4.52
June 30, 2011	59	27.63	24.74	4.52
June 30, 2012	61	34.01	30.38	4.52
June 30, 2013	64	40.71	36.27	4.52
June 30, 2014	67	47.75	42.43	4.52
June 30, 2015	70	55.13	48.87	4.52
June 30, 2016	73	62.89	55.59	4.52

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JPMORGAN CORE BOND FUND

	ULTRA
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$ 48	5.00%	4.53%	4.53%
June 30, 2008	50	10.25	9.27	4.53
June 30, 2009	53	15.76	14.21	4.53
June 30, 2010	55	21.55	19.39	4.53
June 30, 2011	57	27.63	24.80	4.53
June 30, 2012	60	34.01	30.45	4.53
June 30, 2013	63	40.71	36.36	4.53
June 30, 2014	66	47.75	42.54	4.53
June 30, 2015	69	55.13	48.99	4.53
June 30, 2016	72	62.89	55.74	4.53

JPMORGAN CORE PLUS BOND FUND

	ULTRA
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$ 45	5.00%	4.56%	4.56%
June 30, 2008	47	10.25	9.33	4.56
June 30, 2009	49	15.76	14.31	4.56
June 30, 2010	51	21.55	19.53	4.56
June 30, 2011	54	27.63	24.98	4.56
June 30, 2012	56	34.01	30.68	4.56
June 30, 2013	59	40.71	36.63	4.56
June 30, 2014	61	47.75	42.86	4.56
June 30, 2015	64	55.13	49.38	4.56
June 30, 2016	67	62.89	56.19	4.56

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Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

JPMORGAN MORTGAGE-BACKED SECURITIES FUND

	ULTRA
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$ 26	5.00%	4.75%	4.75%
June 30, 2008	50	10.25	9.50	4.53
June 30, 2009	53	15.76	14.46	4.53
June 30, 2010	55	21.55	19.64	4.53
June 30, 2011	58	27.63	25.06	4.53
June 30, 2012	60	34.01	30.73	4.53
June 30, 2013	63	40.71	36.65	4.53
June 30, 2014	66	47.75	42.84	4.53
June 30, 2015	69	55.13	49.31	4.53
June 30, 2016	72	62.89	56.07	4.53

JPMORGAN GOVERNMENT BOND FUND

	ULTRA
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$ 48	5.00%	4.53%	4.53%
June 30, 2008	50	10.25	9.27	4.53
June 30, 2009	53	15.76	14.21	4.53
June 30, 2010	55	21.55	19.39	4.53
June 30, 2011	57	27.63	24.80	4.53
June 30, 2012	60	34.01	30.45	4.53
June 30, 2013	63	40.71	36.36	4.53
June 30, 2014	66	47.75	42.54	4.53
June 30, 2015	69	55.13	48.99	4.53
June 30, 2016	72	62.89	55.74	4.53

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JPMORGAN HIGH YIELD BOND FUND

	ULTRA
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$82	5.00%	4.20%	4.20%
June 30, 2008	85	10.25	8.58	4.20
June 30, 2009	89	15.76	13.14	4.20
June 30, 2010	92	21.55	17.89	4.20
June 30, 2011	96	27.63	22.84	4.20
June 30, 2012	100	34.01	28.00	4.20
June 30, 2013	105	40.71	33.37	4.20
June 30, 2014	109	47.75	38.98	4.20
June 30, 2015	114	55.13	44.81	4.20
June 30, 2016	118	62.89	50.90	4.20

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Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds’ performance for the last five years or the period of the Funds’ operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements is incorporated by reference in the Statement of Additional Information, which is available upon request. Because Ultra Shares of the Government Bond Fund ha ve not commenced operations as of the date of this prospectus , financial highlights for Ultra Shares of the Government Bond Fund are not included in this prospectus.

Ultra

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Redemption fees
Ultra Short Duration Bond Fund
July 1, 2005 to February 28, 2006 (d)	$9.83	$0.27	$(0.06)	$0.21	$(0.29)	$—	$(0.29)	$—
February 22, 2005 (e) to June 30, 2005	9.87	0.13	(0.02)	0.11	(0.15)	—	(0.15)	—

Short Duration Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.52	0.24	(0.07)	0.17	(0.25)	—	(0.25)	—
February 22, 2005 (e) to June 30, 2005	10.56	0.13	(0.02)	0.11	(0.15)	—	(0.15)	—

Intermediate Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.65	0.36	(0.33)	0.03	(0.36)	—	(0.36)	—	(f)
February 22, 2005 (e) to June 30, 2005	10.66	0.20	0.03	0.23	(0.24)	—	(0.24)	—

Core Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.90	0.35	(0.34)	0.01	(0.35)	—	(0.35)	—
February 22, 2005 (e) to June 30, 2005	10.84	0.19	0.07	0.26	(0.20)	—	(0.20)	—

Core Plus Bond Fund
July 1, 2005 to February 28, 2006 (d)	7.95	0.27	(0.22)	0.05	(0.27)	—	(0.27)	—
February 22, 2005 (e) to June 30, 2005	7.94	0.15	0.03	0.18	(0.17)	—	(0.17)	—

Mortgage-Backed Securities Fund
July 1, 2005 to February 28, 2006 (d)	10.67	0.35	(0.29)	0.06	(0.35)	—	(0.35)	—
February 22, 2005 (e) to June 30, 2005	10.66	0.21	0.03	0.24	(0.23)	—	(0.23)	—

High Yield Bond Fund
July 1, 2005 to February 28, 2006 (d)	8.30	0.45	(0.08)	0.37	(0.43)	—	(0.43)	—
February 22, 2005 (e) to June 30, 2005	8.59	0.23	(0.24)	(0.01)	(0.28)	—	(0.28)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0 .01.

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2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$9.75	2.20%	$474,681	0.25%	4.30%	0.41%	9%
9.83	1.11	425,437	0.25	3.68	0.40	26

10.44	1.60	371,212	0.30	3.47	0.41	22
10.52	1.05	392,444	0.30	3.45	0.44	27

10.32	0.31	120,779	0.40	5.20	0.48	5
10.65	2.16	134,005	0.40	5.28	0.43	10

10.56	0.12	703,229	0.40	4.89	0.47	13
10.90	2.44	649,060	0.40	5.00	0.43	16

7.73	0.62	12,738	0.44	5.10	0.44	15
7.95	2.35	13,894	0.43	5.27	0.43	20

10.38	0.62	1,177,895	0.25	5.08	0.47	16
10.67	2.30	1,135,323	0.25	5.19	0.46	25

8.24	4.60	58,131	0.80	7.95	0.80	47
8.30	(0.12)	40,477	0.79	7.91	0.85	68

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Appendix A—Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information.

Following the table is a more complete discussion of risk.

FUND NAME	FUND CODE
JPMorgan Ultra Short Duration Bond Fund	1
JPMorgan Short Duration Bond Fund	2
JPMorgan Intermediate Bond Fund	3
JPMorgan Core Bond Fund	4
JPMorgan Core Plus Bond Fund	5
JPMorgan Government Bond Fund	6
JPMorgan High Yield Bond Fund	7
JPMorgan Mortgage-Backed Securities Fund	8

Instrument	Fund Code	Risk Type
Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.
	1– 8	Prepayment Market Credit Regulatory
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
	1–5, 7, 8	Prepayment Market Credit Regulatory
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.	1–5, 7, 8	Credit Liquidity Market
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Funds will sell only covered call and secured put options.
	1– 8	Management Liquidity Credit Market Leverage
Certificates of Deposit: Negotiable instruments with a stated maturity.	1–5, 7, 8	Market Credit Liquidity
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1–5, 7, 8	Credit Liquidity Market
Common Stock: Shares of ownership of a company.	7	Market

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Instrument	Fund Code	Risk Type
Convertible Securities: Bonds or preferred stock that can convert to common stock.	1, 3–5, 7, 8	Market Credit
Corporate Debt Securities: Corporate bonds and non-convertible debt securities.	1–5, 7, 8	Market Credit
Currency Futures and Related Options: Transactions in financial futures and related options, which are generally described above. A Fund will enter into these transactions in foreign currencies for hedging purposes only.	5	Management Liquidity Credit Political Leverage Foreign Investment Market
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.
	1–5, 7, 8	Market Liquidity Management
Exchanged-Traded Funds: Ownership in unit invest ment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securi ties or stocks designed to track the price perfor mance and dividend yield of a particular broad based, sector or international index. Exchange- traded funds or ETFs include a wide range of invest ments such as iShares, Standard and Poor’s Depository Receipts (SPDRs), and NASDAQ 100’s.
	1–8	Market Investment Company
Fixed Rate Mortgage Loans: Investments in fixed rate mortgage loans or mortgage pools which bear simple interest at fixed annual rates and have short- to long-term final maturities.	1– 8	Credit Prepayment Regulatory Market
Foreign Securities: Securities issued by foreign companies, debt securities issued or guaranteed by foreign governments or any of their agencies and instrumentalities, as well as commercial paper of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.
	1–5, 7, 8	Market Political Liquidity Foreign Investment
Forward Foreign Exchange Transactions: Contractual agreement to purchase or sell one specified currency for another currency at a specified future date and price. A Fund will enter into forward foreign exchange transactions for hedging purposes only.	5	Management Liquidity Credit Political Leverage Foreign Investment Market
Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.
	1–8	Management Market Liquidity Leverage Credit

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Appendix A—Investment Practices

CONTINUED

Instrument	Fund Code	Risk Type
Inverse Floating Rate Instruments: Floating rate debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1– 8	Market Leverage Credit
Investment Company Securities: Shares of other mutual funds, including JPMorgan money market funds and shares of other money market mutual funds for which JPMorgan Investment Advisors or its affiliates serve as investment adviser or administrator. The Treasury & Agency Fund and the Government Bond Fund will purchase only shares of investment companies which invest exclusively in U.S. Treasury and other U.S. agency obligations. JPMorgan Investment Advisors will waive certain fees when investing in funds for which it serves as investment adviser to the extent required by law.
	1– 8	Market Investment Company
Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries (LDCs).	1–5, 7, 8	Credit Political Liquidity Foreign Investment Market
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs).
	1– 8	Tax Prepayment Market Credit Regulatory
Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.
	1– 8	Prepayment Market Regulatory
Municipal Bonds: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal bonds include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
	1–5, 7, 8	Market Credit Political Tax Regulatory
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may invest in such options, contracts and products.	1– 8	Management Credit Market Liquidity
Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	1–5, 7	Credit Foreign Investment
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	2–5, 7, 8	Market

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Instrument	Fund Code	Risk Type
Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	2–5, 7, 8	Liquidity Management Market Regulatory Tax Prepayment
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1– 8	Credit Market Liquidity
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1–5, 7, 8	Liquidity Market
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1– 8	Market Leverage
Securities Lending: The lending of up to 33-1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	1– 8	Credit Market L everage
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).	1–5, 7, 8	Credit Liquidity Market
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage-backed obligations. These include IOs and POs.
	1– 8	Prepayment Market Credit Regulatory
Structured Instruments: Debt securities issued by agencies and instrumentalities of the U.S. government, banks, municipalities, corporations and other businesses whose interest and/or principal payments are indexed to foreign currency exchange rates, interest rates, or one or more other referenced indices.
	1– 8	Market Liquidity Management Credit Foreign Investment
Swaps, Caps and Floors: A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors. Swaps involve an obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.
	1– 8	Management Credit Liquidity Market
Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1–5, 7, 8	Liquidity Credit Market
Treasury Receipts: TRs, TIGRs and CATS.	1–5, 7, 8	Market

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Appendix A—Investment Practices

CONTINUED

Instrument	Fund Code	Risk Type
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac including funding notes and subordinated benchmark notes.
	1– 8	Market Credit Govt. Securities
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES.	1– 8	Market
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	1– 8	Credit Liquidity Market
Warrants: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	5, 7	Market Credit
When-Issued Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1– 8	Market Leverage Liquidity Credit
Zero Coupon Debt Securities: Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.
	1– 8	Credit Market Zero Coupon
Zero-Fixed-Coupon Debt Securities: Zero coupon debt securities which convert on a specified date to interest bearing debt securities.	1– 8	Credit Market Zero Coupon

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Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

•	Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

•	Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

•	Government Securities Risk. The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

•	Investment Compan y Risk . If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the invest ment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

•	Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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Appendix A—Investment Practices

CONTINUED

•	Management Risk. The risk that a strategy used by a fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

•	Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

•	Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

•	Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

•	Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

•	Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

•	Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. This risk is similar to Credit Risk which is described above.

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HOW TO REACH US

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI).

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION?

You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can also review and copy the Funds’ reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202- 551 -8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)

©JPMorgan Chase & Co. All Rights Reserved. July 2006.

PR-INCU-T2-706

P R O S P E C T U S J U L Y 1, 2 0 0 6

JPMorgan

Income

Funds

R Class Shares

JPMorgan Core Bond Fund
JPMorgan High Yield Bond Fund

The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

CONTENTS

Fund Summaries: Investments, Risk & Performance	1
JPMorgan Core Bond Fund	1
JPMorgan High Yield Bond Fund	6
More About the Funds	11
Principal Investment Strategies	11
Investment Risks	12
Portfolio Quality	14
Temporary Defensive Positions	15
Portfolio Turnover	15
How to Do Business with the Funds	16
Purchasing Fund Shares	16
Exchanging Fund Shares	19
Redeeming Fund Shares	20
Shareholder Information	23
Dividend Policies	23
Tax Treatment of Shareholders	23
Shareholder Statements and Reports	24
Availability of Proxy Voting Record	25
Portfolio Holdings Disclosure	25
Management of the Funds	26
The Adviser, Administrator and Distributor	26
The Sub-Adviser	26
Advisory Fees	26
Additional Compensation to Financial Intermediaries	26
The Fund Managers	27
Legal Proceedings and Additional Fee and Expense Information	28
Financial Highlights	32
Appendix A—Investment Practices	33

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Core Bond Fund
(formerly One Group® Bond Fund)

What is the goal of the Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

What are the Fund’s main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which JPMorgan Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. JPMorgan Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Core Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk.   The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association ( Ginnie Mae ) , Federal National Mortgage Association ( Fannie Mae ) or Federal Home Loan Mortgage Corporation ( Freddie Mac ) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac

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JPMorgan
    Core Bond Fund

CONTINUED

are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk.  As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Since R Class Shares launched on May 15, 2006 and, as a result have not had a full calendar year of performance, the chart and table show the performance of the Fund’s Select Class Shares. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR)[1,2] — SELECT CLASS SHARES

BEST QUARTER: 3r d quarter, 2001	5.13%
WORST QUARTER: 2nd quarter, 2004	–2.22%

The Fund’s year-to-date total return through 3/31/06 was – 0.67%.

1	The R Class Shares launched on May 15, 2006 and, as a result, have not had a full calendar year of performance. Therefore, the performance shown is that of the Select Class Shares of the Fund and has not been adjusted to reflect the differences in fees or other expenses between the classes. Select Class Shares of the Fund are not offered in this prospectus. Select Class and R Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the perfor mance would differ only to the extent that the classes have different expenses. The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund.

2	The Fund’s fiscal year end is the last day of February.

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JPMorgan
    Core Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 20051

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	6/1/91
Return Before Taxes		2.27	5.94	6.37
Return After Taxes on Distributions		0.52	3.80	3.96
Return After Taxes on Distributions and Sale of Fund Shares		1.46	3.79	3.94
Lehman Brothers Aggregate Bond Index2 ˆ (no deduction for fees, expenses or taxes)		2.43	5.87	6.1 7
Lipper Intermediate U.S. Government Fund Index3 ˆ (no deduction for taxes)		1.85	4.85	5.32

1	The R Class Shares launched on May 15, 2006 and, as a result, have no reportable performance as of December 31, 2005. Therefore, the performance shown is that of the Select Class Shares of the Fund and has not been adjusted to reflect the difference in fees and other expenses between the classes. Select Class Shares of the Fund are not offered in this prospectus. Select Class and R Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the perfor mance would differ only to the extent that the classes have different expenses. The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund.

2	The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

3	The Lipper Intermediate U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

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Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

R CLASS
Investment Advisory Fees	0.30
Shareholder Service Fees	0. 0 5
Other Expenses[1]	0.1 7
Total Annual Fund Operating Expenses [2]	0.5 2

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.53% of the average daily net assets of the R Class Shares through June 30 , 2007.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon Total Annual Fund Operating Expenses . Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
R Class ($)	5 3	16 7	2 91	6 53

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FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    High Yield Bond Fund
(formerly One Group® High Yield Bond Fund)

What is the goal of the Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

What are the Fund’s main investment strategies?

The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations. The Fund’s investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund’s sub-adviser, JPMorgan High Yield Partners, focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. JPMorgan High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments. For more information about the High Yield Bond Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What is a high yield bond?

A high yield bond or junk bond is a debt security that is rated below investment grade. (Such bonds also include unrated securities that JPMorgan Investment Advisors or JPMorgan High Yield Partners believes to be of comparable quality to debt securities that are rated below investment grade.) Such bonds are also called “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor’s Ratings Service and Ba or lower by Moody’s Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a higher degree of risk.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

High Yield Bond Risk.  The Fund’s main investment strategy is to invest in high yield, high risk securities which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended as a long-term investment program for investors who are able and willing to assume a high degree of risk.

Smaller Companies.  As part of its high yield strategy, the Fund invests in debt securities of smaller, newer companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in the value of their debt securities. This may cause unexpected

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decreases in the value of your investment in the Fund.

Sensitivity to Interest Rates and Economic Changes.  The income and market value of the Fund’s securities may fluctuate more than higher-rated securities. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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JPMorgan
    High Yield Bond Fund

CONTINUED

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Since R Class Shares launched on May 15, 2006 and, as a result, have not had a full calendar year of performance, the chart and table show the perfor mance of the Fund’s Select Class Shares. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR) [1,2] — SELECT CLASS SHARES

BEST QUARTER: 2nd quarter, 2003	9.59%
WORST QUARTER: 3rd quarter, 2001	–4.24%

The Fund’s year-to-date total return through 3/31/06 was 3.31%.

1	The R Class Shares launched on May 15, 2006 and, as a result, have not had a full calendar year of perfor mance. Therefore, the performance shown is that of the Select Class Shares of the Fund and has not been adjusted to reflect the difference in fees and other expenses between the classes. Select Class Shares of the Fund are not offered in this prospectus. Select Class and R Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the perfor mance would differ only to the extent that the classes have different expenses.

2	The Fund’s fiscal year end is the last day of February.

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The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 2005 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	PERFORMANCE SINCE 11/13/98
SELECT CLASS	11/13/98
Return Before Taxes		3.04	8.55	6.03
Return After Taxes on Distributions		0.28	5.22	2.52
Return After Taxes on Distributions and Sale of Fund Shares		1.94	5.25	2.96
Lehman Brothers High Yield Index, 2% Issuer Constrained 2ˆ		2.76	9.12	5.83
Lehman Brothers High Yield Index 3ˆ (no deduction for fees, expenses or taxes)		2.74	8.86	5.64
Lipper High Yield Current Yield Bond Index 4ˆ (no deduction for sales charges or taxes)		3.00	6.76	3.86

1	The R Class Shares launched on May 15, 2006 and, as a result, have no reportable performance as of December 31, 2005. Therefore, the performance shown is that of the Select Class Shares of the Fund and has not been adjusted to reflect the difference in fees and other expenses between the classes. Select Class Shares of the Fund are not offered in this prospectus. Select Class and R Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the perfor mance would differ only to the extent that the classes have different expenses.

2	The Lehman Brothers High Yield Index, 2% Issuer Constrained is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The Index limits the maximum exposure to any one issuer to 2%. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The index for the Fund has changed from the Lehman Brothers High Yield Index to the Lehman Brothers High Yield Index, 2% Issuer Constrained in order to better represent the investment policies for comparison purposes.

3	The Lehman Brothers High Yield Index is an unmanaged index comprised of fixed-rate, non-investment grade debt securities that are dollar denominated and non-convertible. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

4	The Lipper High Yield Current Yield Bond Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

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JPMorgan
    High Yield Bond Fund

CONTINUED

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

R CLASS
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed/exchanged)	2.00

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) 1

R CLASS
Investment Advisory Fees	0.65
Shareholder Service Fees	0. 0 5
Other Expenses [2]	0.1 5
Total Annual Fund Operating Expenses [3]	0.8 5

1	The High Yield Bond Fund charges a redemption fee of 2.00% of the value of shares sold. However, the redemption fee does not apply to bona fide asset allocation programs. The JPMorgan SmartRetirement Funds are considered asset allocation programs within the stated exceptions to the excessive trading limits and redemption fees.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.86% of the average daily net assets of the R Class Shares through June 30 , 2007.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon Total Annual Fund Operating Expenses . Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
R Class ($)	8 7	27 1	4 71	1,0 49

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More About the Funds

Each of the Funds described in this prospectus is a series of JPMorgan Trust II (Trust) and is managed by JPMorgan Investment Advisors. For more information about the Funds and JPMorgan Investment Advisors, please read “Management of the Funds” and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

This prospectus describes mutual funds with a variety of investment objectives, including total return, current income and capital appreciation. JPMorgan Investment Advisors selects securities for the Funds by analyzing both individual securities and different industry sectors. JPMorgan Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The Funds attempt to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Funds are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment (e.g., asset-backed securities and mortgage-backed securities). In addition, the principal investment strategies that are used to meet each Fund’s investment objective are described in “Fund Summaries: Investments, Risk & Performance” in the front of this prospectus. They are also described below.

FUNDAMENTAL POLICIES

A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

In addition to the investment strategies described below for the Funds, each of the Funds may invest in shares of exchange-traded funds (ETFs), affili ated money market funds, and other investment companies. An ETF is a registered investment com pany that seeks to track the performance of a par ticular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

There can be no assurance that the Funds will achieve their investment objectives. Please note that the Funds may also use strategies that are not described below, but which are described in the Statement of Additional Information.

WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund’s portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

JPMorgan Core Bond Fund. The Fund invests in all types of debt securities rated as investment grade (or unrated debt securities which JPMorgan Investment Advisors determines to be of comparable quality), as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

•	As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. Generally, such bonds will have intermediate to long maturities.

•	The Fund also may purchase taxable or tax-exempt municipal securities.

•	The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

•	The Fund’s average weighted maturity will ordinarily range between four and 12 years, although

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More About the Funds

CONTINUED

the Fund may shorten its weighted average maturity if deemed appropriate for temporary defensive purposes.

JPMorgan High Yield Bond Fund.  The Fund’s sub-adviser, JPMorgan High Yield Partners, focuses on value in choosing securities for the Fund by using a “bottom-up” research methodology.

WHAT IS A BOTTOM-UP RESEARCH METHODOLOGY?

When JPMorgan High Yield Partners uses a bottom-up research methodology, it looks primarily at individual companies against the context of broader market factors.

For each issuer, JPMorgan High Yield Partners performs an in-depth analysis of the issuer including, business prospects, management, capital requirements, capital structure, enterprise value, and security structure and covenants. In addition, JPMorgan High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments, expediting the review of the Fund’s investments which are considered to be the most risky.

•	As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	Under normal circumstances, the Fund invests at least 80% of its assets in bonds, loan participations, preferred stock and other debt securities, which are rated below investment grade or unrated. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. The Fund may invest up to 100% of the Fund’s total assets in lower rated or unrated securities.

•	Up to 20% of the Fund’s assets may be invested in other securities, including investment grade debt securities.

•	The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

INVESTMENT RISKS

The main risks associated with investing in the Funds are described below and in “Fund Summaries: Investments, Risk & Performance” at the front of this prospectus.

Fixed Income Securities.  Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of the Fund’s investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.

U.S. Government Securities.  U.S. government securities may be guaranteed by the U.S. Treasury, by the right to borrow from the U.S. Treasury, or only by the agency or instrumentality issuing the security. Certain agencies and instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury, while others are supported by their own credit. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities unless required to do so by law.

Mortgage-backed securities may be issued by various U.S. governmental agencies such as Ginnie Mae, U.S. government-related organizations such as Fannie Mae and Freddie Mac, and non-governmental issuers. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, U.S. government-related organizations such as Fannie Mae and Freddie Mac may guarantee the timely payment of principal and interest on their securities, but such guarantees are not backed by the full faith and credit of the U.S. government.

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Derivatives. The Funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. A Fund’s use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Lower-Rated Investment Grade Securities. The Core Bond Fund and the High Yield Bond Fund may purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

High Yield Securities. The High Yield Bond Fund invest s in high yield securities that are unrated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. You should not invest in the Fund unless you are willing to assume the greater risk associated with high yield securities. These risks include the following:

•	Greater Risk of Loss. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer failed to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments. The Funds also may incur additional expenses in seeking recovery from the issuer.

•	Sensitivity to Interest Rate and Economic Changes. The income and market value of the Fund ’ s securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund ’ s investments and the Fund ’ s net asset values may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

•	Valuation Difficulties. It is often more difficult to value lower-rated securities than higher-rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the Fund ’ s investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for certain of the Fund ’ s investments, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

•	Liquidity. There may be no established secondary or public market for the Fund ’ s investments and they generally trade at larger bid-as spreads than investment grade debt securities. In addition, a major portion of an issue of lower-rated securities may be held by relatively few institutional purchasers at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

•	High Yield Bond Market. Economic downturn, volatility in the capital markets or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

•	Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons,

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the Fund will not rely solely on ratings issued by established credit rating agencies, but will use such ratings in conjunction with JPMorgan Investment Advisors’ or JPMorgan High Yield Partners’ independent and ongoing review of credit quality. (Please see “Description of Ratings” in the Statement of Additional Information.) Because investments in lower rated or unrated securities involve greater investment risk, achievement of the Fund ’ s investment objectives will be more dependent on JPMorgan Investment Advisor’s or JPMorgan High Yield Partners’ credit analysis than would be the case if the Fund w as investing in higher rated securities. The Fund may seek to hedge investments through transactions in options, futures contracts and related options. The Fund also may use swap agreements to further manage exposure to lower rated securities.

Small-Capitalization Companies. Investments in smaller, younger companies may be riskier and more volatile than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in the value of their securities. This may cause unexpected decreases in the value of your investment in a Fund.

Foreign Securities. Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of the Funds that invest in foreign securities is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

For more information about risks associated with the types of investments that the Funds purchase, please read “Fund Summaries: Investments, Risk & Performance,” Appendix A and the Statement of Additional Information.

PORTFOLIO QUALITY

Various rating organizations (like Standard & Poor’s Ratings Service and Moody’s Investors Service, Inc.) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: “Investment Grade Securities” and “Non-Investment Grade Securities.” Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Funds only purchase securities that meet the rating criteria described below. JPMorgan Investment Advisors (or JPMorgan High Yield Partners with respect to the High Yield Bond Fund) will look at a security’s rating at the time of investment. If the securities are unrated, JPMorgan Investment Advisors (or JPMorgan High Yield Partners with respect to the High Yield Bond Fund) must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. JPMorgan Investment Advisors (or JPMorgan High Yield Partners) will consider such an event in determining whether the Fund should continue to hold the security.

Debt Securities

•	The Core Bond Fund may invest in debt securities rated in any of the four investment grade rating categories.

•	The High Yield Bond Fund may purchase securities in ANY rating category. Please read “Fund Summaries: Investments, Risk & Performance” and “Investment Risks” for more information about the Core Plus Bond Fund and the High Yield Bond Fund.

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Preferred Stock

•	The Core Bond Fund may only invest in preferred stock rated in any of the four highest rating categories.

•	The High Yield Bond Fund may invest in preferred stock in any rating category.

Municipal Securities

•	The Core Bond Fund may only invest in municipal bonds rated in any of the four highest rating categories.

•	The Core Bond Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations which are rated in the highest or second highest rating categories.

•	The High Yield Bond Fund may invest in municipal securities rated in any category.

Commercial Paper

•	The Core Bond Fund may invest in commercial paper rated in the highest or second highest rating category.

•	The High Yield Bond Fund may invest in commercial paper rated in any category.

For more information about ratings, please see “Description of Ratings” in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, produce taxable income, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you.

To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

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PURCHASING FUND SHARES

Who can buy shares?

Shares may be purchased by the JPMorgan SmartRetirement Funds.

Shares may also be purchased by 401(k) and other defined contribution plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A. once the investment by such plans in the aggregate would be at least $5,000,000 per Fund.

When can I buy shares?

•	Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

•	Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

•	If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

•	On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

•	If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

•	Share ownership is electronically recorded, therefore no certificate will be issued.

•	The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

•	The Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing ”round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed by a redemption or exchange out of the same Fund. The Distributor will reject your purchase orders or temporarily or permanently revoke your exchange privilege if it detects that you have completed two round trips within 60 days within the same Fund. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

•	Market timers may disrupt portfolio management and harm Fund performance. To the extent that

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the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers from the Funds and there can be no assurances that the Funds will be able to do so.

•	Subject to the foregoing, the JPMorgan Funds will seek to apply these policies and restrictions as uniformly as practicable, except in cases of purchases, redemptions and exchanges made on a systematic basis, automatic reinvestments of dividends and distributions or purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or as part of a bona fide asset allocation program. Please see the Statement of Additional Information for a further description of these arrangements.

•	Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

•	In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

•	Shares are sold at net asset value (NAV) per share.

•	NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

•	The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. Shareholders who purchase or redeem shares when NAV has been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they otherwise would have received if securities were not valued using the Trust’s fair valuation procedures. The Board of Trustees receives regular reporting concerning the operation of the fair valuation procedures.

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•	A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

1.	Read the prospectus carefully, and select the Fund or Funds most appropriate for you. The Funds may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes.

2.	Decide how much you want to invest.

3.	When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

•	We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

•	Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable redemption fee.

4.	Send the completed Account Application and a check to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

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If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND- R )
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

5.	If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND- R )
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
(EX: XYZ CORPORATION)

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may revoke your right to make purchases over the telephone by sending a letter to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

EXCHANGING FUND SHARES

What are my exchange privileges?

•	R Class Shares of a Fund may be exchanged for R Class Shares of another JPMorgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

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Are exchanges taxable?

Generally:

•	An exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

•	An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

•	You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No.

•	However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

•	Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

•	Redemption orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

•	A redemption order is accepted when accompanied by all required documentation in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

1.	You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

2.	You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

3.	We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

4.	You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

•	On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1. A financial institution; or

2. Your Financial Intermediary.

•	Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

•	If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or

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before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable redemption fee.

Do I pay a redemption fee?

•	If you sell your shares of the JPMorgan High Yield Bond Fund within 60 days of purchase, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60 day holding period.

•	The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains), or mutual fund wrap fee programs, or shares redeemed as part of a termination of certain employer-sponsored retirement plans, redemption of an employer-sponsored retirement plan’s entire share position with the Fund, shares redeemed by balance forward qualified retirement plans or shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program, or shares redeemed as part of a bona fide asset allocation program; provided, that the redemption fee may be charged in the event that the Distributor determines that such programs are being used as a market timing strategy. Please see the Statement of Additional Information for a further description of these arrangements.

•	The redemption fees are paid to the JPMorgan High Yield Bond Fund and are designed to offset the brokerage commissions, capital gains impact, and other administrative costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

•	The Fund s often do not have direct access to shareholder information and are dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts which may include omnibus accounts or retirement plan accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. For these accounts, the Fund that assess redemption fees generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Funds. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

•	Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

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You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

•	Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

•	Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?.”

•	The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities law permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Additional Purchase and Redemption Information” in the Statement of Additional Information for more details about this process.

•	You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DIVIDEND POLICIES

Dividends

The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. The dates on which dividends and capital gains will be distributed for calendar year 200 6 are available online at www.jpmorganfunds.com.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive a portion of the price back as a taxable dividend or distribution.

Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to the Funds as “undeliverable,” your check will be credited back to your account and all future distributions will be reinvested in Fund shares.

If you want to change the way in which you receive dividends and distributions, you may write to the JPMorgan Funds at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.

TAX TREATMENT OF SHAREHOLDERS

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

Taxation of Distributions

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2010 , distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gains, depending on your holding period. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

A Fund’s investment in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distri butions from a Fund, and, therefore, may increase the amount of taxes payable by shareholders.

Long-term capital gain rates applicable to individuals have been temporarily reduced (in general, to 15% with lower rates applying to taxpayers in the

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Shareholder Information

CONTINUED

10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010 .

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Certain Securities

Some of the Funds may acquire certain securities issued with original issue discount (including zero coupon securities). Current federal tax law requires that a holder (such as a Fund) of such a security must include in taxable income a portion of the original issue discount which accrues during the tax year on such security even if a Fund receives no payment in cash on the security during the year. As a regulated investment company intending to qualify for special treatment under the Internal Revenue Code of 1986, as amended, a Fund must pay out substantially all of its net investment income each year, including any original issue discount. Accordingly, a Fund may be required to pay out an amount which is greater than the total amount of cash interest a Fund actually received. Such distributions will be made from the cash assets of a Fund or by liquidation of investments if necessary. If a distribution of cash necessitates the liquidation of investments, JPMorgan Investment Advisors or the Sub-Adviser will select which securities to sell and a Fund may realize a gain or loss from those sales. In the event a Fund realizes net capital gains from these transactions, you may receive a larger capital gain distribution, if any, than you would in the absence of such transactions.

Taxation of Foreign Investments

The Funds’ investments in foreign securities may be subject to foreign withholding. In that case, the yield on those securities would be reduced. You generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Funds’ distributions.

Any investor for whom a Fund does not have a valid Taxpayer I dentification Number may be subject to back up withholding.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described elsewhere in this section. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

Tax Information

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please

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visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMorgan Investment Advisors. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each Fund’s top ten holdings as of the last day of each month and each calendar quarter are posted on the Funds’ website at www.jpmorganfunds.com no sooner than 15 days after the end of that month or calendar quarter, respectively.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

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Management of the Funds

THE ADVISER, ADMINISTRATOR AND DISTRIBUTOR

JPMorgan Investment Advisors Inc. (the Adviser) (1111 Polaris Parkway, Suite 2-J, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for each of the Funds and continuously reviews, supervises and administers each of the Fund’s investment program. JPMorgan Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of JPMorgan Trust II. JPMorgan Investment Advisors has served as investment adviser to the Trust since its inception. In addition, JPMorgan Investment Advisors serves as investment adviser to other mutual funds and individual corporate, charitable and retirement accounts. JPMorgan Investment Advisors is an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMorgan Investment Advisors Inc. is referred to in this prospectus as “JPMorgan Investment Advisors.”

A discussion of the basis that the Board of Trustees of JPMorgan Trust II used in reapproving the investment advisory agreement for the Funds is available in the semi-annual report for the six month period ended December 31, 2005.

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) provides administrative services and oversees the Funds’ other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.

THE SUB-ADVISER

JPMorgan High Yield Partners LLC (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) is the sub-adviser to the High Yield Bond Fund. JPMorgan High Yield Partners is a wholly-owned subsidiary of JPMorgan Investment Advisors.

ADVISORY FEES

JPMorgan Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

FUND	ANNUAL RATE AS % OF AVERAGE DAILY NET ASSETS
JPMorgan Core Bond Fund	0.3 0
JPMorgan High Yield Bond Fund[1]	0.6 5

1	Includes fees paid by JPMorgan Investment Advisors to JPMorgan High Yield Partners, the sub-adviser to the High Yield Bond Fund.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMorgan Investment Advisors, JPMDS and from time to time, other affiliates of JPMorgan Investment Advisors, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMorgan Investment Advisors and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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THE FUND MANAGERS

The Funds are managed by portfolio managers teamed with research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the Funds. The research analysts provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Funds.

JPMorgan Core Bond Fund. Douglas Swanson is the lead portfolio manager responsible for the day-to- day management of the JPMorgan Core Bond Fund. He has led the team responsible for management of the JPMorgan Core Bond Fund since 1991. He is responsible for establishing daily tactical decision- making for all taxable bond money management as it relates to s trategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson has been employed by JPMorgan Investment Advisors and/or predecessor firms since 1983. Previously he was managing director of the taxable bond team for Ban c One Investment Advisors and first vice president and manager at First Chicago NBD Corporation, where he worked on government/ corporate securities and managed various Pegasus Funds. Christopher Nauseda began participating in the management of the JPMorgan Core Bond Fund in May 2006. Mr. Nauseda also serves as the manager of numerous institutional accounts and assists with JPMorgan mutual funds. Prior to joining the firm in 1998, Mr. Nauseda was vice president and associate manager of the Pegasus Short Bond Fund and co-manager of the FCNBD Stable Asset Income Fund at First Chicago NBD Corporation. While there he also served as a quantitative analyst before joining the money mar ket desk in 1984, where he was a trader and man aged various money market pooled funds. Mr. Nauseda obtained a B.S. finance from Wayne State University and an M.B.A. from Wayne State University.

JPMorgan High Yield Bond Fund.  The portfolio management team for the JPMorgan High Yield Bond Fund is comprised of William J. Morgan and James P. Shanahan. Mr. Morgan and Mr. Shanahan have been part of the team responsible for management of the Fund since inception. Mr. Morgan is the high yield team leader and the portfolio manager for accounts in the high yield, aggressive income high yield, and insurance asset BB styles. An employee of JPMorgan Investment Advisors since March 2005, Mr. Morgan has served as a portfolio manager for JPMorgan High Yield Partners LLC since 1998. Mr. Shanahan is an assistant high yield portfolio manager for general high yield mandates, responsible for distressed and special situations investments, and CBO portfolios. An employee of JPMorgan Investment Advisors since March 2005, Mr. Shanahan has held the same role at the Fund’s sub-adviser, JPMorgan High Yield Partners LLC, since 1998.

The Funds’ Statement of Additional Information provides information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of Fund securities.

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Legal Proceedings and Additional Fee
and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as the JPMorgan Trust II). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading.”

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment Advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also requires JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five year period commencing September, 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2006, subject to SEC approval. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio

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holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the findings in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed by private plaintiffs and one lawsuit has been filed by the West Virginia Attorney General in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

On November 3, 2005, the district court ruled that all claims in the consolidated amended class action complaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in that complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings, in which it dismissed certain claims against BOIA and its affiliates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 2, 2006, the West Virginia Attorney General voluntarily dismissed its suit. On May 30, 2006, the district court ruled that the remaining claim against the Trustees and former Trustees is to be dismissed as well.

In addition to the lawsuits described above, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

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Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

Annual and Cumulative Expense Examples

As noted above, the settlement agreement with the NYAG requires JPMorgan Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMorgan Investment Advisors and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMorgan Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMorgan Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Funds are the Large Cap Value Fund, the Equity Index Fund, the Equity Income Fund, the Government Bond Fund and the U.S. Equity Fund (successor by merger to the One Group Diversified Equity Fund) and the Reduced Rates on various classes of those Funds were implemented September 27, 2004.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement or administration agreement. Such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Reduced Rate Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with JPMorgan Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursement to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates, as applicable.

The table below shows the ratios for R Class Shares of the Funds offered in this prospectus not subject to a Reduced Rate.

Non-Reduced Rate Funds

FUND	R CLASS	NET EXPENSE RATIO AS OF JULY 1, 200 6	GROSS EXPENSE RATIO AS OF JULY 1, 200 6
JPMorgan Core Bond Fund	R	0. 52%	0. 52%
JPMorgan High Yield Bond Fund	R	0. 85%	0 . 85%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 2006, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

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•	If a Reduced Rate applies, it is assumed to apply for the entire 10 years shown in the example. There is no assurance, however, that Reduced Rates will in fact remain in effect after the mandatory fee reduction period which expires June 30, 2009.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratio thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

Non-Reduced Rate Funds

JPMORGAN CORE BOND FUND

	R CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$53	5.00%	4.48%	4.48%
June 30, 2008	56	10.25	9.16	4.48
June 30, 2009	58	15.76	14.05	4.48
June 30, 2010	61	21.55	19.16	4.48
June 30, 2011	63	27.63	24.50	4.48
June 30, 2012	66	34.01	30.08	4.48
June 30, 2013	69	40.71	35.90	4.48
June 30, 2014	72	47.75	41.99	4.48
June 30, 2015	75	55.13	48.35	4.48
June 30, 2016	79	62.89	55.00	4.48

JPMORGAN HIGH YIELD BOND FUND

	R CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$87	5.00%	4.15%	4.15%
June 30, 2008	90	10.25	8.47	4.15
June 30, 2009	94	15.76	12.97	4.15
June 30, 2010	98	21.55	17.66	4.15
June 30, 2011	1 02	27.63	22.55	4.15
June 30, 2012	106	34.01	27.63	4.15
June 30, 2013	111	40.71	32.93	4.15
June 30, 2014	115	47.75	38.44	4.15
June 30, 2015	120	55.13	44.19	4.15
June 30, 2016	125	62.89	50.17	4.15

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Financial Highlights

This section would ordinarily include Financial Highlights. Because the R Class Shares launched on May 15, 2006, there are no financial highlights for the Funds. The Financial Highlights tables are intended to help you understand the Funds’ performance for a Fund’s period of operations.

JPMORGAN INCOME FUNDS

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Appendix A—Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information.

Following the table is a more complete discussion of risk.

FUND NAME	FUND CODE
JPMorgan Core Bond Fund	1
JPMorgan High Yield Bond Fund	2

Instrument	Fund Code	Risk Type
Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.
	1 , 2	Prepayment Market Credit Regulatory
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
	1, 2	Prepayment Market Credit Regulatory
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.	1, 2	Credit Liquidity Market
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Funds will sell only covered call and secured put options.
	1, 2	Management Liquidity Credit Market Leverage
Certificates of Deposit: Negotiable instruments with a stated maturity.	1, 2	Market Credit Liquidity
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1, 2	Credit Liquidity Market
Common Stock: Shares of ownership of a company.	2	Market
Convertible Securities: Bonds or preferred stock that can convert to common stock.	2	Market Credit
Corporate Debt Securities: Corporate bonds and non-convertible debt securities.	1, 2	Market Credit
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.
	1, 2	Market Liquidity Management

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Appendix A—Investment Practices

CONTINUED

Instrument	Fund Code	Risk Type
E xchanged-Traded Funds: Ownership in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securi ties or stocks designed to track the price perfor mance and dividend yield of a particular broad based, sector or international index. Exchange- traded funds or ETFs include a wide range of invest ments such as iShares, Standard and Poor’s Depository Receipts (SPDRs), and NASDAQ 100’s.
	1, 2	Market Investment Company
Fixed Rate Mortgage Loans: Investments in fixed rate mortgage loans or mortgage pools which bear simple interest at fixed annual rates and have short- to long-term final maturities.	1 , 2	Credit Prepayment Regulatory Market
Foreign Securities: Securities issued by foreign companies, debt securities issued or guaranteed by foreign governments or any of their agencies and instrumentalities, as well as commercial paper of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.
	1, 2	Market Political Liquidity Foreign Investment
Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.
	1, 2	Management Market Liquidity Leverage Credit
Inverse Floating Rate Instruments: Floating rate debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1, 2	Market Leverage Credit
Investment Company Securities: Shares of other mutual funds, including JPMorgan money market funds and shares of other money market mutual funds for which JPMorgan Investment Advisors or its affiliates serve as investment adviser or administrator. The Treasury & Agency Fund and the Government Bond Fund will purchase only shares of investment companies which invest exclusively in U.S. Treasury and other U.S. agency obligations. JPMorgan Investment Advisors will waive certain fees when investing in funds for which it serves as investment adviser to the extent required by law.
	1 , 2	Market Investment Company
Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries (LDCs).	1, 2	Credit Political Liquidity Foreign Investment Market
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs).
	1 , 2	Tax Prepayment Market Credit Regulatory
Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.
	1 , 2	Prepayment Market Regulatory

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P R O S P E C T U S    JULY 1

2006

Instrument	Fund Code	Risk Type
Municipal Bonds: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal bonds include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
	1, 2	Market Credit Political Tax Regulatory
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may invest in such options, contracts and products.	1, 2	Management Credit Market Liquidity
Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	1, 2	Credit Foreign Investment
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1, 2	Market
Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1, 2	Liquidity Management Market Regulatory Tax Prepayment
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1 , 2	Credit Market Liquidity
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1 , 2	Liquidity Market
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1 , 2	Market Leverage
Securities Lending: The lending of up to 33-1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	1 , 2	Credit Market Leverage
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).	1 , 2	Credit Liquidity Market
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage-backed obligations. These include IOs and POs.
	1 , 2	Prepayment Market Credit Regulatory

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Appendix A—Investment Practices

CONTINUED

Instrument	Fund Code	Risk Type
Structured Instruments: Debt securities issued by agencies and instrumentalities of the U.S. government, banks, municipalities, corporations and other businesses whose interest and/or principal payments are indexed to foreign currency exchange rates, interest rates, or one or more other referenced indices.
	1 , 2	Market Liquidity Management Credit Foreign Investment
Swaps, Caps and Floors: A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors. Swaps involve an obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.
	1, 2	Management Credit Liquidity Market
Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1 , 2	Liquidity Credit Market
Treasury Receipts: TRs, TIGRs and CATS.	1 , 2	Market
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac including funding notes and subordinated benchmark notes.
	1 , 2	Market Credit Govt. Securities
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES.	1 , 2	Market
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	1 , 2	Credit Liquidity Market
Warrants: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	2	Market Credit
When-Issued Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1 , 2	Market Leverage Liquidity Credit
Zero Coupon Debt Securities: Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.
	1 , 2	Credit Market Zero Coupon
Zero-Fixed-Coupon Debt Securities: Zero coupon debt securities which convert on a specified date to interest bearing debt securities.	1 , 2	Credit Market Zero Coupon

JPMORGAN INCOME FUNDS

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P R O S P E C T U S    JULY 1

2006

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

•	Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

•	Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

•	Government Securities Risk. The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

•	Investment Compan y Risk . If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

•	Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk. The risk that a strategy used by a fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

•	Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it,

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Appendix A—Investment Practices

CONTINUED

or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

•	Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

•	Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

•	Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

•	Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

•	Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. This risk is similar to Credit Risk which is described above.

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This Page Intentionally Left Blank.

HOW TO REACH US

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI).

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION?

You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can also review and copy the Funds’ reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202-551-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)

©JPMorgan Chase & Co. All Rights Reserved. July 2006.

PR-INCR-706

PROSPECTUS JULY 1, 2006

JPMorgan
Municipal Bond
Funds

Class A, Class B & Class C Shares

JPMorgan Short Term Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Arizona Municipal Bond Fund
JPMorgan Kentucky Municipal Bond Fund
JPMorgan Louisiana Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan West Virginia Municipal Bond Fund

The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

CONTENTS

Fund Summaries: Investments, Risk & Performance	1
JPMorgan Short Term Municipal Bond Fund	1
JPMorgan Tax Free Bond Fund	7
JPMorgan Municipal Income Fund	13
JPMorgan Arizona Municipal Bond Fund	19
JPMorgan Kentucky Municipal Bond Fund	25
JPMorgan Louisiana Municipal Bond Fund	31
JPMorgan Michigan Municipal Bond Fund	37
JPMorgan Ohio Municipal Bond Fund	43
JPMorgan West Virginia Municipal Bond Fund	49
More About the Funds	55
Principal Investment Strategies	55
Investment Risks	57
Portfolio Quality	57
Temporary Defensive Positions	58
Portfolio Turnover	58
How to Do Business with the Funds	59
Purchasing Fund Shares	59
Sales Charges	6 5
Rule 12b-1 Fees	7 2
Shareholder Servicing Fees	7 2
Networking and Sub-Transfer Agency Fees	7 2
Exchanging Fund Shares	7 2
Redeeming Fund Shares	7 3
Shareholder Information	77
Dividend Policies	77
Tax Treatment of Shareholders	77
Shareholder Statements and Reports	79
Availability of Proxy Voting Record	80
Portfolio Holdings Disclosure	80
Management of the Funds	81
The Adviser, Administrator and Distributor	81
Advisory Fees	81
Additional Compensation to Financial Intermediaries	81
The Fund Managers	82
Legal Proceedings and Additional Fee and Expense Information	84
Financial Highlights	102
Appendix A — Investment Practices	112

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Short Term Municipal Bond Fund
     (formerly One Group® Short-Term Municipal Bond Fund)

What is the goal of the Fund?

The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

What are the Fund’s main investment strategies?

The Fund invests in a portfolio of municipal bonds with an average weighted maturity of three years or less. From time to time, a significant portion of the Fund’s total assets may be invested in municipal housing authority obligations. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Short Term Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such

JPMORGAN MUNICIPAL BOND FUNDS

1

JPMorgan
    Short Term Municipal Bond Fund

CONTINUED

default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR)[1,2] — CLASS A SHARES

BEST QUARTER 2nd quarter, 2002	2.32%
WORST QUARTER 2nd quarter, 2004	–1.56%

The Fund’s year-to-date total return through 3/31/06 was 0.42%.

1	Performance data includes performance of the Pegasus Short Municipal Bond Fund for the period before it was consolidated with the Fund on March 22, 1999.

2	The Fund’s fiscal year end is the last day of February.

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3

JPMorgan
    Short Term Municipal Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	PERFORMANCE SINCE 5/4/98
CLASS A 2	5/4/98
Return Before Taxes		– 2 .0 4	2 . 39	2 . 86
Return After Taxes on Distributions		– 2 . 04	2 . 36	2. 84
Return After Taxes on Distributions and Sale of Fund Shares		–0. 51	2 . 4 2	2 . 88
CLASS B—Return Before Taxes	5/4/98	–2. 54	2 . 52	2 . 86	[5]
CLASS C—Return Before Taxes	11/1/01	0. 47	2 . 52	2 . 75
LEHMAN BROTHERS SHORT MUNICIPAL BOND INDEX [3] ˆ (no deduction for fees, expenses or taxes)		0 . 9 8	3 .6 2	3 .9 1
LIPPER SHORT-TERM MUNICIPAL DEBT FUND INDEX [4] ˆ (no deduction for sales charges or taxes)		1. 75	2 . 79	3. 1 4

1	The performance data includes the performance of the Pegasus Short Municipal Bond Fund for the period before it was consolidated with the Fund on March 22, 1999. Historical performance shown for Class C Shares prior to its inception is based on the performance of Select Class Shares, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

2	Effective August 1, 2006, the Sales Charge applicable to Class A Shares was changed from 3.00% to 2.25%. The performance information was calculated using 3.00%, the sales charge in effect as of December 31, 2005.

3	The Lehman Brothers Short Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with short-term maturities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B and Class C Shares.

4	The Lipper Short-Term Municipal Debt Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

5	Class B Shares automatically convert to Class A Shares after six years. Therefore, the number in the “Performance Since 5/4/98” column represents a combination of Class A and Class B operating expenses.

ˆ	Investors can not invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

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2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	3.00	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	2.25	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE [2]	3.00	NONE
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0.25	0.25	0.25
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75
Shareholder Service Fees	0.25	0.25	0.25
Other Expenses [3]	0. 17	0.1 7	0.1 7
Total Annual Fund Operating Expenses	0. 9 2	1.4 2	1.4 2
Fee Waiver and/or Expense Reimbursement [4]	(0.1 2)	(0.1 2)	(0.1 2)
Net Expenses [4]	0.80	1.30	1.30

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.80% of the average daily net assets of the Class A Shares, 1.30% of the average daily net assets of the Class B Shares and 1.30% of the average daily net assets of the Class C Shares through 6/ 30 / 07 .

JPMORGAN MUNICIPAL BOND FUNDS

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JPMorgan
    Short Term Municipal Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A [1]	CLASS A2	CLASS B3	CLASS B3	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$379	$305	$432	$132	$132
3 Years	573	500	638	438	438
5 Years	783	711	765	765	765
10 Years	1,387	1,320	1,431	1,431	1,692

1	Reflects a 3.00% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 2.25% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after six years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN MUNICIPAL BOND FUNDS

6

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Tax Free Bond Fund
     (formerly One Group® Tax-Free Bond Fund)

What is the goal of the Fund?

The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in a portfolio of municipal bonds. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Tax Free Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 20% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in

JPMORGAN MUNICIPAL BOND FUNDS

7

JPMorgan
    Tax Free Bond Fund

CONTINUED

shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

8

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR)[1,2] — CLASS A SHARES

BEST QUARTER: 3rd quarter, 2002	5 .1 5%
WORST QUARTER: 2nd quarter, 1999	–2.27%

The Fund’s year-to-date total return through 3/31/06 was 0.03%.

1	Performance data includes performance of the Pegasus Municipal Bond Fund for the period before it was consolidated with the Fund on March 22, 1999.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

9

JPMorgan
    Tax Free Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [2]	3/1/88
Return Before Taxes		– 2 .3 0	3 .82	4 . 47
Return After Taxes on Distributions		– 2 . 40	3 .7 4	4 .4 0
Return After Taxes on Distributions and Sale of Fund Shares		–0 .0 9	3 . 8 7	4 . 44
CLASS B—Return Before Taxes	4/4/95	– 3 . 41	3 . 74	4 . 3 7	[5]
LEHMAN BROTHERS MUNICIPAL BOND INDEX 3 ˆ
(no deduction for fees, expenses or taxes)		3 . 51	5 . 59	5 . 71
LIPPER GENERAL MUNICIPAL FUND INDEX 4 ˆ
(no deduction for sales charges or taxes)		3 . 7 1	5 . 18	5 . 0 9

1	The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Municipal Bond Fund and the Pegasus Municipal Bond Fund. Historical performance shown for Class B prior to its inception is based on the performance of Class A, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

2	Effective August 1, 2006, the Sales Charge applicable to Class A Shares was changed from 4.50% to 3.75%. The performance information was calculated using 4.50%, the sales charge in effect as of December 31, 2005.

3	The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of the municipal bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B Shares.

4	The Lipper General Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

5	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the performance in the “10 years” column represents a combination of Class A and Class B operating expenses.

ˆ	Investors can not invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN MUNICIPAL BOND FUNDS

10

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C [5]
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	4.50	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	3.75	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE[2]	5.00	1.00
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0.30	0.30	0.30
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75
Shareholder Service Fees	0.25	0.25	0.25
Other Expenses[3]	0.1 3	0.1 3	0.1 3
Total Annual Fund Operating Expenses	0. 93	1.4 3	1.4 3
Fee Waiver and/or Expense Reimbursement[4]	(0.1 8)	NONE	NONE
Net Expenses [4]	0.75	1.4 3	1.4 3

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	For Class A and Class B, “Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period. Class C expenses are based on estimated expenses.

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.75% of the average daily net assets of the Class A Shares, 1.44% of the average daily net assets of the Class B Shares and 1.44% of the average daily net assets of the Class C Shares through 6/ 30 / 0 7 .

5	As of the date of this prospectus, Class C Shares have not commenced operations and are not open for investment.

JPMORGAN MUNICIPAL BOND FUNDS

11

JPMorgan
    Tax Free Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A [1]	CLASS A2	CLASS B 3	CLASS B 3	CLASS C	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$523	$449	$64 6	$1 46	$24 6	$14 6
3 Years	71 6	6 4 3	75 2	45 2	45 2	45 2
5 Years	925	853	98 2	78 2	78 2	78 2
10 Years	1,5 2 6	1, 4 59	1,5 77	1,5 77	1,7 13	1,7 13

1	Reflects a 4.50% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 3.75% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN MUNICIPAL BOND FUNDS

12

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Municipal Income Fund
     (formerly One Group® Municipal Income Fund)

What is the goal of the Fund?

The Fund seeks current income exempt from federal income taxes.

What are the Fund’s main investment strategies?

The Fund invests in a portfolio of municipal bonds, including mortgage-backed securities. While current income is the Fund’s primary focus, it seeks to produce income in a manner consistent with the preservation of principal. The Fund’s average weighted maturity will range between three and 15 years, although the Fund may shorten its average weighted maturity to as little as two years if appropriate for temporary defensive purposes. From time to time, a significant portion of the Fund’s total assets may be invested in municipal housing authority obligations. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Municipal Income Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Prepayment and Call Risk.  As part of its main investment strategies, the Fund may invest in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline

JPMORGAN MUNICIPAL BOND FUNDS

13

JPMorgan
    Municipal Income Fund

CONTINUED

in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

14

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR) [1] — CLASS A SHARES

BEST QUARTER: 4th quarter, 2000	3 . 42%
WORST QUARTER: 2nd quarter, 2004	–2.37%

The Fund’s year-to-date total return through 3/31/06 was 0.00%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

15

JPMorgan
    Municipal Income Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [1]	2/23/93
Return Before Taxes		–2. 66	3 . 13	3 .9 4
Return After Taxes on Distributions		– 2 . 66	3 . 12	3 .9 4
Return After Taxes on Distributions and Sale of Fund Shares		– 0. 5 3	3 . 26	4. 01
CLASS B—Return Before Taxes	1/14/94	–3. 67	3 . 07	3 .8 9 [7]
CLASS C [2] —Return Before Taxes	11/4/97	0 . 34	3 . 41	4 . 12
LEHMAN BROTHERS COMPETITIVE INTERMEDIATE (1–17 YEAR) MATURITIES INDEX3ˆ (no deduction for fees, expenses or taxes)		2 . 20	5 . 00	5 . 29
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX 4 ˆ (no deduction for fees, expenses or taxes)		1 . 72	5 .1 3	5 . 2 8
LEHMAN BROTHERS 3–15 YEAR MUNICIPAL BOND INDEX 5 ˆ (no deduction for fees, expenses or taxes)		2 . 25	5 . 18	5 . 42
LIPPER INTERMEDIATE MUNICIPAL FUND INDEX 6 ˆˆ (no deduction for sales charges or taxes)		2. 01	4 . 45	4 .6 2

1	Effective August 1, 2006, the Sales Charge applicable to Class A Shares was changed from 4.50% to 3.75%. The performance information was calculated using 4.50%, the sales charge in effect as of December 31, 2005.

2	Historical performance shown for Class C prior to its inception is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

3	The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment grade, tax-exempt bonds with maturities of 1 to 17 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares. The index for the Fund has been changed from the Lehman Brothers 7 Year Municipal Bond Index and the Lehman Brothers 3–15 Year Municipal Bond Index to the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index in order to better represent the investment policies for comparison purposes.

4	The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B and Class C Shares.

5	The Lehman Brothers 3–15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3–15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B and Class C Shares.

6	The Lipper Intermediate Municipal Fund Index is typically comprised of the 30 largest mutual funds in this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

7	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the performance in the “10 years” column represents a combination of Class A and Class B operating expenses.

ˆ Investors can not invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN MUNICIPAL BOND FUNDS

16

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	4.50	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	3.75	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE [2]	5.00	1.00
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0.30	0.30	0.30
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75
Shareholder Service Fees	0.25	0.25	0.25
Other Expenses[3]	0.1 4	0.1 4	0.1 4
Total Annual Fund Operating Expenses	0.9 4	1.4 4	1.4 4
Fee Waiver and/or Expense Reimbursement[4]	(0.0 7)	NONE	NONE
Net Expenses [4]	0.8 7	1.4 4	1.4 4

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.87% of the average daily net assets of the Class A Shares, 1.52% of the average daily net assets of the Class B Shares and 1.52% of the average daily net assets of the Class C Shares through 6/ 30 / 0 7 .

JPMORGAN MUNICIPAL BOND FUNDS

17

JPMorgan
    Municipal Income Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A [1]	CLASS A [2]	CLASS B 3	CLASS B 3	CLASS C	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$53 5	$460	$64 7	$14 7	$24 7	$14 7
3 Years	7 2 9	657	75 6	45 6	45 6	45 6
5 Years	9 40	869	9 87	7 87	7 87	7 87
10 Years	1,5 4 7	1,480	1, 588	1, 588	1,7 24	1,7 24

1	Reflects a 4.50% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 3.75% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN MUNICIPAL BOND FUNDS

18

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Arizona Municipal Bond Fund
    (formerly One Group® Arizona Municipal Bond Fund)

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and Arizona personal income tax, consistent with the preservation of principal.

What are the Fund’s main investment strategies?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Arizona personal income tax. A portion of the Fund’s total assets also may be invested in municipal bonds issued by other states and territories. The Fund’s average weighted maturity normally will range between three and 15 years, although the Fund may invest in securities with any maturity. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Arizona Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Non-Diversification.  The Fund is “non-diversified.” This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration.  Because the Arizona Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of Arizona issuers, certain factors affecting Arizona including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund’s investments. For example, although Arizona’s population growth continues to outpace the national average, this growth is expensive and Arizona’s economic outlook depends on its ability to match long-term revenues with expenditures. In addition, Arizona’s continued

JPMORGAN MUNICIPAL BOND FUNDS

19

JPMorgan
    Arizona Municipal Bond Fund

CONTINUED

growth depends, to some extent, on its ability to manage its water resources.

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

20

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR)[1,2] —CLASS A SHARES

BEST QUARTER: 3rd quarter, 2002	4.61%
WORST QUARTER: 2nd quarter, 2004	–2.35%

The Fund’s year-to-date total return through 3/31/06 was –0.09%.

1	The performance information for periods prior to January 20, 1997 reflects the performance of a common trust fund. The Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with substantially similar investment objectives, policies, guidelines and restrictions as the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

21

JPMorgan
    Arizona Municipal Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [2]	1/20/97
Return Before Taxes		– 3 . 37	3 . 20	3 . 63
Return After Taxes on Distributions		– 3 . 41	3 . 18	3 .5 6
Return After Taxes on Distributions and Sale of Fund Shares		–0. 8 3	3 . 32	3 . 63
CLASS B—Return Before Taxes	1/20/97	– 4 . 30	3 . 13	3 .1 7	[7]
CLASS C—Return Before Taxes	2/19/05	–0.36	3.46	3.21
LEHMAN BROTHERS COMPETITIVE INTERMEDIATE (1–17 YEAR) MATURITIES INDEX 3 ˆ (no deduction for fees, expenses or taxes)		2 . 20	5 . 00	5 . 29
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX 4 ˆ (no deduction for fees, expenses or taxes)		1 . 72	5 .1 3	5 . 26
LEHMAN BROTHERS 3–15 YEAR MUNICIPAL BOND INDEX 5 ˆ (no deduction for fees, expenses or taxes)		2 . 25	5 . 18	5 . 42
LIPPER INTERMEDIATE MUNICIPAL FUND INDEX 6 ˆ (no deduction for sales charges or taxes)		2. 01	4 . 45	4 . 6 2

1	The performance information for periods prior to January 20, 1997 reflects the performance of a common trust fund. The Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with substantially similar investment objectives, policies, guidelines and restrictions as the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. Historical performance shown for Class C prior to its inception is based on the performance of Class B Shares .

2	Effective August 1, 2006, the Sales Charge applicable to Class A Shares was changed from 4.50% to 3.75%. The performance information was calculated using 4.50%, the sales charge in effect as of December 31, 2005.

3	The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment grade, tax-exempt bonds with maturities of 1 to 17 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares. The index for the Fund has been changed from the Lehman Brothers 7 Year Municipal Bond Index and the Lehman Brothers 3–15 Year Municipal Bond Index to the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index in order to better represent the investment policies for comparison purposes.

4	The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B Shares.

5	The Lehman Brothers 3–15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3–15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B Shares.

6	The Lipper Intermediate Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

7	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the performance in the “10 years” column represents a combination of Class A and Class B operating expenses.

ˆ	Investors cannot invest directly in an index.

JPMORGAN MUNICIPAL BOND FUNDS

22

P R O S P E C T U S    JULY 1

2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	4.50	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	3.75	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE [2]	5.00	1.00
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0.30	0.30	0.30
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75
Shareholder Service Fees	0.25	0.25	0.25
Other Expenses[3]	0. 2 1	0. 2 1	0. 2 1
Total Annual Fund Operating Expenses	1 . 01	1. 51	1. 5 1
Fee Waiver and/or Expense Reimbursement[4]	(0. 13)	NONE	NONE
Net Expenses [4]	0.88	1. 5 1	1. 5 1

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.88% of the average daily net assets of the Class A Shares, 1.53% of the average daily net assets of the Class B Shares and 1.53% of the average daily net assets of the Class C Shares through 6/ 30 / 0 7 .

JPMORGAN MUNICIPAL BOND FUNDS

23

JPMorgan
    Arizona Municipal Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A [1]	CLASS A2	CLASS B 3	CLASS B 3	CLASS C	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$536	$461	$6 5 4	$1 5 4	$2 5 4	$1 5 4
3 Years	74 5	672	7 77	4 77	4 77	4 77
5 Years	9 71	900	1,024	824	824	824
10 Years	1,6 19	1 , 554	1,6 6 7	1,6 67	1, 802	1, 802

1	Reflects a 4.50% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 3.75% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN MUNICIPAL BOND FUNDS

24

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Kentucky Municipal Bond Fund
     (formerly One Group® Kentucky Municipal Bond Fund)

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and Kentucky personal income tax, consistent with the preservation of principal.

What are the Fund’s main investment strategies?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Kentucky personal income tax. A portion of the Fund’s total assets also may be invested in municipal bonds issued by other states and territories. The Fund’s average weighted maturity normally will range between three and 15 years, although the Fund may invest in securities with any maturity. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Kentucky Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Non-Diversification.  The Fund is “non-diversified.” This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration.  Because the Kentucky Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Kentucky, risks arise which might not be present if the Fund invested in securities of issuers located in additional states. Because of limitations in Kentucky’s constitution, securities issued by Kentucky and its agencies are general obligations of the issuer only in those very rare instances when they are approved by the voters in a statewide referendum. In all other instances, payment is dependent on only the revenues generated directly from the properties financed by the securities or on the

JPMORGAN MUNICIPAL BOND FUNDS

25

JPMorgan
    Kentucky Municipal Bond Fund

CONTINUED

lease payments from a user, which may be bound only by a short-term lease. Securities issued by counties, cities, taxing districts and other political subdivisions of Kentucky are not so restricted but are subject to various other limitations. Securities issued by some other states or their agencies or political subdivisions are not subject to limitations such as those contained in Kentucky’s constitution.

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

26

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR)[1]—CLASS A SHARES

BEST QUARTER: 3rd quarter, 2002	4 . 13%
WORST QUARTER: 2nd quarter, 2004	–2.04%

The Fund’s year-to-date total return through 3/31/06 was –0.13%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

27

JPMorgan
    Kentucky Municipal Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [1]	1/20/95
Return Before Taxes		– 3 . 03	3 . 0 9	3 . 83
Return After Taxes on Distributions		– 3 .0 3	3 . 08	3 . 83
Return After Taxes on Distributions and Sale of Fund Shares		–0. 67	3 . 2 2	3 . 89
CLASS B—Return Before Taxes	3/16/95	– 4 . 1 0	3 . 02	3 . 7 9	[6]
LEHMAN BROTHERS COMPETITIVE INTERMEDIATE (1–17 YEAR) MATURITIES INDEX 2 ˆ (no deduction for fees, expenses or taxes)		2 . 20	5 . 0 0	5 . 29
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX 3 ˆ (no deduction for fees, expenses or taxes)		1 . 72	5 . 13	5 . 26
LEHMAN BROTHERS 3–15 YEAR MUNICIPAL BOND INDEX 4 ˆ (no deduction for fees, expenses or taxes)		2 . 25	5 . 1 8	5 . 42
LIPPER INTERMEDIATE MUNICIPAL FUND INDEX 5 ˆ (no deduction for sales charges or taxes)		2. 01	4 . 45	4 .6 2

1	Effective August 1, 2006, the Sales Charge applicable to Class A Shares was changed from 4.50% to 3.75%. The performance information was calculated using 4.50%, the sales charge in effect as of December 31, 2005.

2	The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment grade, tax-exempt bonds with maturities of 1 to 17 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares. The index for the Fund has been changed from the Lehman Brothers 7 Year Municipal Bond Index and the Lehman Brothers 3–15 Year Municipal Bond Index to the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index in order to better represent the investment policies for comparison purposes.

3	The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B Shares.

4	The Lehman Brothers 3–15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3–15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B Shares.

5	The Lipper Intermediate Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

6	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the performance in the “10 years” column represents a combination of Class A and Class B operating expenses.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN MUNICIPAL BOND FUNDS

28

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C [5]
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	4.50	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	3.75	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE[2]	5.00	1.00
Redemption Fee	NONE	NONE	NONE
Exchange Fee annual fund operating expenses	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0.30	0.30	0.30
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75
Shareholder Service Fees	0.25	0.25	0.25
Other Expenses3	0. 24	0. 24	0. 24
Total Annual Fund Operating Expenses	1 . 04	1. 5 4	1. 5 4
Fee Waiver and/or Expense Reimbursement[4]	(0. 16)	(0. 01)	(0.0 1)
Net Expenses [4]	0.88	1. 5 3	1. 5 3

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	For Class A and Class B, “Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period . Class C expenses are based on estimated expenses.

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.88% of the average daily net assets of the Class A Shares, 1.53% of the average daily net assets of the Class B Shares and 1.53% of the average daily net assets of the Class C Shares through 6/ 30 / 0 7 .

5	As of the date of this prospectus, Class C Shares have not commenced operations and are not open for investment.

JPMORGAN MUNICIPAL BOND FUNDS

29

JPMorgan
    Kentucky Municipal Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A [1]	CLASS A2	CLASS B 3	CLASS B 3	CLASS C	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$536	$461	$6 5 6	$1 5 6	$2 5 6	$1 5 6
3 Years	7 51	678	7 8 5	4 8 5	4 8 5	4 8 5
5 Years	9 83	913	1,038	838	838	838
10 Years	1, 6 50	1,58 4	1,6 9 9	1,6 9 9	1, 83 4	1, 83 4

1	Reflects a 4.50% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 3.75% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN MUNICIPAL BOND FUNDS

30

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Louisiana Municipal Bond Fund
     (formerly One Group® Louisiana Municipal Bond Fund)

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and Louisiana personal income tax, consistent with the preservation of principal.

What are the Fund’s main investment strategies?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Louisiana personal income tax. A portion of the Fund’s total assets also may be invested in municipal bonds issued by other states and territories. The Fund’s average weighted maturity normally will range between three and 15 years, although the Fund may invest in securities with any maturity. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Louisiana Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Non-Diversification.  The Fund is “non-diversified.” This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration.  Because the Louisiana Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Louisiana, certain factors affecting Louisiana may have a disproportionately negative impact on the Fund’s investments. In addition to typical factors impacting the Louisiana economy such as overall economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives, Hurricane Katrina and Hurricane Rita have had a significant impact upon the Louisiana state economy and more directly on that of the economy of New Orleans and its surrounding areas. Louisiana’s economy is heavily dependent on

JPMORGAN MUNICIPAL BOND FUNDS

31

JPMorgan
    Louisiana Municipal Bond Fund

CONTINUED

a single industry, in this case, energy (oil and gas). However, prior to the hurricanes, Louisiana had made significant efforts to diversify its economy with tourism having become the second largest private employer in the State. It is likely that the Louisiana economy and these industries in particular will suffer financial or operational difficulties resulting from the effects of the hurricanes, and these anticipated difficulties could adversely affect the ability of Louisiana municipal issuers to make prompt payments of principal and interest. The default or credit-rating downgrade of one of these issuers could adversely affect the market value and marketability of all Louisiana municipal securities and have a negative impact on the Fund’s performance.

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

32

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR)[1,2] —CLASS A SHARES

BEST QUARTER: 3rd quarter, 2002	4. 22%
WORST QUARTER: 2nd quarter, 2004	–2.11%

The Fund’s year-to-date total return through 3/31/06 was – 0.01%.

1	Performance data includes the performance of the Paragon Louisiana Tax-Free Bond Fund for the period before it was consolidated with the Fund on March 26, 1996.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

33

JPMorgan
    Louisiana Municipal Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [2]	12/29/89
Return Before Taxes		– 3 . 51	2 . 97	3 .8 1
Return After Taxes on Distributions		– 3 . 51	2 . 96	3 .8 0
Return After Taxes on Distributions and Sale of Fund Shares		–0. 96	3 . 11	3 .8 7
CLASS B—Return Before Taxes	9/16/94	– 4 . 62	2 . 8 8	3 .7 3	[7]
LEHMAN BROTHERS COMPETITIVE INTERMEDIATE (1–17 YEAR) MATURITIES INDEX 3 ˆ (no deduction for fees, expenses or taxes)		2 . 20	5 . 0 0	5 . 29
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX 4 ˆ (no deduction for fees, expenses or taxes)		1 . 72	5 .1 3	5 . 26
LEHMAN BROTHERS 3–15 YEAR MUNICIPAL BOND INDEX 5 ˆ (no deduction for fees, expenses or taxes)		2 . 25	5 . 18	5 . 42
LIPPER INTERMEDIATE MUNICIPAL FUND INDEX 6 ˆ (no deduction for sales charges or taxes)		2. 01	4 . 45	4 .6 2

1	The performance information for periods prior to March 26, 1996 reflects the performance of the Paragon Louisiana Tax-Free Bond Fund, which consolidated with the Fund on March 26, 1996.

2	Effective August 1, 2006, the Sales Charge applicable to Class A Shares was changed from 4.50% to 3.75%. The performance information was calculated using 4.50%, the sales charge in effect as of December 31, 2005.

3	The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment grade, tax-exempt bonds with maturities of 1 to 17 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares. The index for the Fund has been changed from the Lehman Brothers 7 Year Municipal Bond Index and the Lehman Brothers 3–15 Year Municipal Bond Index to the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index in order to better represent the investment policies for comparison purposes.

4	The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B Shares.

5	The Lehman Brothers 3–15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3–15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B Shares.

6	The Lipper Intermediate Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

7	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the performance in the “10 years” column represents a combination of Class A and Class B operating expenses.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN MUNICIPAL BOND FUNDS

34

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C5
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	4.50	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	3.75	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE [2]	5.00	1.00
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0.30	0.30	0.30
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75
Shareholder Service Fees	0.25	0.25	0.25
Other Expenses[3]	0.2 7	0.2 7	0.2 7
Total Annual Fund Operating Expenses	1.0 7	1.5 7	1.5 7
Fee Waiver and/or Expense Reimbursement[4]	(0.1 9)	(0.0 4)	(0.0 4)
Net Expenses [4]	0.8 8	1.5 3	1.5 3

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	For Class A and Class B, “Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period . Class C expenses are based on estimated expenses .

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.88% of the average daily net assets of the Class A Shares, 1.53% of the average daily net assets of the Class B Shares and 1.53% of the average daily net assets of the Class C Shares through 6/ 30 / 0 7 .

5	As of the date of this prospectus, Class C Shares have not commenced operations and are not open for investment.

JPMORGAN MUNICIPAL BOND FUNDS

35

JPMorgan
    Louisiana Municipal Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A [1]	CLASS A2	CLASS B 3	CLASS B 3	CLASS C	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$53 6	$461	$65 6	$15 6	$25 6	$15 6
3 Years	7 5 7	684	7 9 2	4 9 2	4 9 2	4 9 2
5 Years	9 9 6	925	1,0 5 1	8 5 1	8 5 1	8 5 1
10 Years	1,6 81	1,615	1, 73 0	1, 73 0	1, 86 4	1, 86 4

1	Reflects a 4.50% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 3.75% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN MUNICIPAL BOND FUNDS

36

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Michigan Municipal Bond Fund
     (formerly One Group® Michigan Municipal Bond Fund)

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and Michigan personal income tax, consistent with the preservation of principal.

What are the Fund’s main investment strategies?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Michigan personal income tax. A portion of the Fund’s total assets also may be invested in municipal bonds issued by other states and territories. The Fund’s average weighted maturity normally will range between three and 15 years, although the Fund may invest in securities with any maturity. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Michigan Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Non-Diversification.  The Fund is “non-diversified.” This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration.  Because the Michigan Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Michigan, certain factors affecting Michigan including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund’s investments. For example, the Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income

JPMORGAN MUNICIPAL BOND FUNDS

37

JPMorgan
    Michigan Municipal Bond Fund

CONTINUED

taxes and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer a substantial part of the financing of education costs from local property taxes to sales taxes and other taxes imposed at the state level.

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

38

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR)[1,2] —CLASS A SHARES

BEST QUARTER: 3rd quarter, 2002	4 . 66%
WORST QUARTER: 2nd quarter, 2004	–2.23%

The Fund’s year-to-date total return through 3/31/06 was –0.06%.

1	The performance data includes the performance of the Pegasus Michigan Municipal Bond Fund for the period before it was consolidated with the Fund on March 22, 1999.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

39

JPMorgan
    Michigan Municipal Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [2]	2/1/93
Return Before Taxes		– 3 . 07	3 . 3 0	4 . 0 4
Return After Taxes on Distributions		– 3 . 07	3 . 29	4 . 02
Return After Taxes on Distributions and Sale of Fund Shares		–0. 6 5	3 .4 0	4 . 06
CLASS B—Return Before Taxes	9/23/96	– 4 . 09	3 . 2 4	3 . 87	[8]
CLASS C—Return Before Taxes	2/1 9 /05	–0.03	3. 6 0	3.8 7
LEHMAN BROTHERS COMPETITIVE INTERMEDIATE (1–17 YEAR) MATURITIES INDEX 3 ˆ (no deduction for fees, expenses or taxes)		2 . 20	5 . 00	5 . 2 9
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX 4 ˆ (no deduction for fees, expenses or taxes)		1 . 72	5 .1 3	5 . 26
LEHMAN BROTHERS 3–15 YEAR MUNICIPAL BOND INDEX 5 ˆ (no deduction for fees, expenses or taxes)		2 . 25	5 . 18	5 . 42
LIPPER INTERMEDIATE MUNICIPAL FUND INDEX 6 ˆ (no deduction for sales charges or taxes)		2. 01	4 . 45	4 .6 2
LIPPER MICHIGAN MUNICIPAL FUND INDEX 7 ˆ (no deduction for taxes)		2 . 94	4 . 78	4 . 70

1	The performance information for periods prior to March 22, 1999 reflects the performance of the Pegasus Michigan Municipal Bond Fund, which consolidated with the Fund on March 22, 1999. Historical performance shown for Class B Shares prior to its inception is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes. Historical performance shown for Class C prior to its inception is based on the performance of Class B Shares .

2	Effective August 1, 2006, the Sales Charge applicable to Class A Shares was changed from 4.50% to 3.75%. The performance information was calculated using 4.50%, the sales charge in effect as of December 31, 2005.

3	The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment grade, tax-exempt bonds with maturities of 1 to 17 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares. The index for the Fund has been changed from the Lehman Brothers 7 Year Municipal Bond Index and the Lehman Brothers 3–15 Year Municipal Bond Index to the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index in order to better represent the investment policies for comparison purposes.

4	The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B Shares.

5	The Lehman Brothers 3–15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3–15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B Shares.

6	The Lipper Intermediate Municipal Fund Index is typically comprised of the 30 largest mutual funds in this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lipper index for the Fund has changed from the Lipper Michigan Municipal Fund Index to the Lipper Intermediate Municipal Fund Index to provide better comparability between the Fund and other intermediate funds.

7	The Lipper Michigan Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

8	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the performance in the “10 years” column represents a combination of Class A and Class B operating expenses.

ˆ	Investors cannot invest directly in an index .

JPMORGAN MUNICIPAL BOND FUNDS

40

P R O S P E C T U S JULY 1

2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	4.50	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	3.75	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE[2]	5.00	1.00
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0.30	0.30	0.30
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75
Shareholder Service Fees	0.25	0.25	0.25
Other Expenses[3]	0.17	0.17	0.17
Total Annual Fund Operating Expenses	0.97	1.47	1.47
Fee Waiver and/or Expense Reimbursement[4]	( 0 . 09)	NONE	NONE
Net Expenses [4]	0.8 8	1.47	1.47

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.88% of the average daily net assets of the Class A Shares, 1.53% of the average daily net assets of the Class B Shares and 1.53% of the average daily net assets of the Class C Shares through 6/ 30 / 0 7 .

JPMORGAN MUNICIPAL BOND FUNDS

41

JPMorgan
 Michigan Municipal Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A [1]	CLASS A2	CLASS B 3	CLASS B 3	CLASS C	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$53 6	$461	$650	$150	$250	$150
3 Years	73 7	664	765	465	465	465
5 Years	95 4	883	1,003	803	803	803
10 Years	1,57 8	1,512	1,622	1,622	1,757	1,757

1	Reflects a 4.50% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 3.75% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN MUNICIPAL BOND FUNDS

42

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
 Ohio Municipal Bond Fund
  (formerly One Group® Ohio Municipal Bond Fund)

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal.

What are the Fund’s main investment strategies?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Ohio personal income tax. A portion of the Fund’s total assets also may be invested in municipal bonds issued by other states and territories. The Fund’s average weighted maturity normally will range between three and 15 years, although the Fund may invest in securities with any maturity. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Ohio Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Non-Diversification.  The Fund is “non-diversified.” This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration.  Because the Ohio Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors affecting Ohio including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund’s investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio Municipal Securities

JPMORGAN MUNICIPAL BOND FUNDS

43

JPMorgan
 Ohio Municipal Bond Fund

CONTINUED

or the ability of Ohio issuers to make timely payments of interest and principal.

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

44

P R O S P E C T U S JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR) [1] —CLASS A SHARES

BEST QUARTER: 3rd quarter, 2002	4. 06%
WORST QUARTER: 2nd quarter, 2004	–2.00%

The Fund’s year-to-date total return through 3/31/06 was –0.05%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

45

JPMorgan
 Ohio Municipal Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [1]	2/18/92
Return Before Taxes		– 3 . 17	3 . 1 9	3 . 84
Return After Taxes on Distributions		– 3 . 17	3 . 19	3 . 83
Return After Taxes on Distributions and Sale of Fund Shares		–0. 79	3 . 29	3 .9 0
CLASS B—Return Before Taxes	1/14/94	– 4 . 16	3 . 13	3 . 77	[7]
CLASS C [2] —Return Before Taxes	2/ 19 /05	–0.23	3.46	3.65
LEHMAN BROTHERS COMPETITIVE INTERMEDIATE (1–17 YEAR) MATURITIES INDEX 3 ˆ (no deduction for fees, expenses or taxes)		2 . 20	5 . 00	5 . 2 9
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX 4 ˆ (no deduction for fees, expenses or taxes)		1 . 72	5 .1 3	5 . 26
LEHMAN BROTHERS 3–15 YEAR MUNICIPAL BOND INDEX 5 ˆ (no deduction for fees, expenses or taxes)		2 . 25	5 . 18	5 . 42
LIPPER INTERMEDIATE MUNICIPAL FUND INDEX 6 ˆ (no deduction for sales charges or taxes)		2. 01	4. 45	4 .6 2

1	Effective August 1, 2006, the Sales Charge applicable to Class A Shares was changed from 4.50% to 3.75%. The performance information was calculated using 4.50%, the sales charge in effect as of December 31, 2005.
2	Historical performance shown for Class C prior to its inception is based on the performance of Class B Shares .
3	The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment grade, tax-exempt bonds with maturities of 1 to 17 years. The performance of the Index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares. The index for the Fund has been changed from the Lehman Brothers 7 Year Municipal Bond Index and the Lehman Brothers 3–15 Year Municipal Bond Index to the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index in order to better represent the investment policies for comparison purposes.
4	The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B Shares.
5	The Lehman Brothers 3–15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3–15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B Shares.
6	The Lipper Intermediate Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.
7	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the performance in the “10 years” column represents a combination of Class A and Class B operating expenses.
ˆ	Investors cannot invest directly in an index .

JPMORGAN MUNICIPAL BOND FUNDS

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P R O S P E C T U S JULY 1

2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	4.50	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	3.75	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE[2]	5.00	1.00
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	0.30	0.30	0.30
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75
Shareholder Service Fees	0.25	0.25	0.25
Other Expenses[3]	0. 20	0. 20	0. 2 1
Total Annual Fund Operating Expenses	1 . 00	1. 50	1. 51
Fee Waiver and/or Expense Reimbursement[4]	(0. 12)	NONE	NONE
Net Expenses [4]	0.88	1. 50	1. 5 1

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.88% of the average daily net assets of the Class A Shares, 1.53% of the average daily net assets of the Class B Shares and 1.53% of the average daily net assets of the Class C Shares through 6/ 30 / 0 7 .

JPMORGAN MUNICIPAL BOND FUNDS

47

JPMorgan
 Ohio Municipal Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A [1]	CLASS A2	CLASS B 3	CLASS B 3	CLASS C	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$536	$461	$65 3	$15 3	$25 4	$15 4
3 Years	7 4 3	670	7 74	4 74	4 77	4 77
5 Years	9 66	896	1,0 18	8 18	8 24	8 24
10 Years	1, 609	1,543	1,6 56	1,6 56	1, 802	1, 802

1	Reflects a 4.50% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 3.75% sales charge applicable to purchases on or after August 1, 2006.

3	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN MUNICIPAL BOND FUNDS

48

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
 West Virginia Municipal Bond Fund
  (formerly One Group® West Virginia Municipal Bond Fund)

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and West Virginia personal income tax, consistent with the preservation of principal.

What are the Fund’s main investment strategies?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and West Virginia personal income tax. A portion of the Fund’s total assets also may be invested in municipal bonds issued by other states and territories. The Fund’s average weighted maturity normally will range between three and 15 years, although the Fund may invest in securities with any maturity. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The West Virginia Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Non-Diversification.  The Fund is “non-diversified.” This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration.  Because the West Virginia Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in West Virginia, certain factors affecting West Virginia including economic conditions, constitutional amendments, and legislative and executive measures may have a disproportionately negative effect on the Fund’s investments. For example, coal mining and related industries are an important part of the West Virginia economy. Increased government regulation and environmental concerns and litigation have adversely affected that industry.

JPMORGAN MUNICIPAL BOND FUNDS

49

JPMorgan
 West Virginia Municipal Bond Fund

CONTINUED

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

50

P R O S P E C T U S JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (PER CALENDAR YEAR)[1,2] —CLASS A SHARES

BEST QUARTER: 3rd quarter, 2002	4.18%
WORST QUARTER: 2nd quarter, 1999	–2.18%

The Fund’s year-to-date total return through 3/31/06 was –0.02%.

1	The performance information for periods prior to January 20, 1997, reflects the performance of a common trust fund. The Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with substantially simil ar investment objectives, policies, guidelines and restrictions as the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

51

JPMorgan
 West Virginia Municipal Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
CLASS A [2]	1/20/97
Return Before Taxes		– 3 . 16	3 .1 0	3 . 95
Return After Taxes on Distributions		– 3 . 16	3 .0 9	3 . 95
Return After Taxes on Distributions and Sale of Fund Shares		–0. 76	3 . 23	3 . 94
CLASS B—Return Before Taxes	1/20/97	– 4 . 14	3 . 04	3 . 84	[7]
LEHMAN BROTHERS COMPETITIVE INTERMEDIATE (1–17 YEAR) MATURITIES INDEX 3 ˆ (no deduction for fees, expenses or taxes)		2 . 20	5 . 00	5 . 29
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX 4 ˆ (no deduction for fees, expenses or taxes)		1 . 72	5 .1 3	5 . 26
LEHMAN BROTHERS 3–15 YEAR MUNICIPAL BOND INDEX 5 ˆ (no deduction for fees, expenses or taxes)		2 . 2 5	5 . 18	5 . 42
LIPPER INTERMEDIATE MUNICIPAL FUND INDEX 6 ˆ (no deduction for sales charges or taxes)		2. 01	4 . 45	4 .6 2

1	The Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund (inception 12/31/83) with substantially similar investment objectives, policies, guidelines and restrictions as the Fund. The performance data for the Fund includes the performance of the common trust fund for periods prior to the Fund’s commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

2	Effective August 1, 2006, the Sales Charge applicable to Class A Shares was changed from 4.50% to 3.75%. The performance information was calculated using 4.50%, the sales charge in effect as of December 31, 2005.

3	The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment grade, tax-exempt bonds with maturities of 1 to 17 years. The performance of the Index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares. The index for the Fund has been changed from the Lehman Brothers 7 Year Municipal Bond Index and the Lehman Brothers 3–15 Year Municipal Bond Index to the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index in order to better represent the investment policies for comparison purposes.

4	The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B Shares.

5	The Lehman Brothers 3–15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3–15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B Shares.

6	The Lipper Intermediate Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

7	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the performance in the “10 years” and “performance since” columns represents a combination of Class A and Class B operating expenses.

ˆ	Investors cannot invest directly in an index.

JPMORGAN MUNICIPAL BOND FUNDS

52

P R O S P E C T U S JULY 1

2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

	CLASS A	CLASS B	CLASS C5
Maximum Sales Charge (Load) Imposed on Purchases prior to August 1, 2006 (as a percentage of offering price)	4.50	NONE	NONE
Maximum Sales Charge (Load) Imposed on Purchases on or after August 1, 2006 (as a percentage of offering price)	3.75	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE[2]	5.00	1.00
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

	CLASS A	CLASS B	CLASS C5
Investment Advisory Fees	0.30	0.30	0.30
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75
Shareholder Service Fees	0.25	0.25	0.25
Other Expenses[3]	0. 25	0. 25	0. 25
Total Annual Fund Operating Expenses	1 . 05	1. 55	1. 55
Fee Waiver and/or Expense Reimbursement[4]	(0.1 7)	(0.02)	(0.02)
Net Expenses [4]	0.88	1. 53	1. 53

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.

2	Except for purchases of $1 million or more. Please see “Sales Charges.”

3	For Class A and Class B, “Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period. Class C expenses are based on estimated expenses.

4	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.88% of the average daily net assets of the Class A Shares, 1.53% of the average daily net assets of the Class B Shares and 1.53% of the average daily net assets of the Class C Shares through 6/ 30 / 0 7 .

5	As of the date of this prospectus, Class C Shares have not commenced operations and are not open for investment.

JPMORGAN MUNICIPAL BOND FUNDS

53

JPMorgan
 West Virginia Municipal Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

	CLASS A [1]	CLASS A2	CLASS B 3	CLASS B 3	CLASS C	CLASS C
			ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$536	$461	$65 6	$15 6	$25 6	$15 6
3 Years	7 5 3	680	7 8 8	4 8 8	4 8 8	4 8 8
5 Years	9 8 8	917	1,0 43	8 43	8 43	8 43
10 Years	1, 660	1,595	1, 709	1, 709	1,8 44	1,8 44

1	Reflects a 4.50% sales charge applicable to purchases prior to August 1, 2006.

2	Reflects a 3.75% sales charge applicable to purchases on or after August 1, 2006.

3	C lass B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

JPMORGAN MUNICIPAL BOND FUNDS

54

More About the Funds

Each of the Funds described in this prospectus is a series of JPMorgan Trust II (Trust) and is managed by JPMorgan Investment Advisors. For more information about the Funds and JPMorgan Investment Advisors, please read “Management of the Funds” and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual funds described in this prospectus are designed to produce income exempt from federal and/or state income tax. The principal investment strategies that are used to meet each Fund’s investment objective are described in “Fund Summaries: Investments, Risk & Performance” in the front of this prospectus. They are also described below.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

FUNDAMENTAL POLICIES

A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

In addition to the investment strategies described below for the Funds, each of the Funds may invest in shares of exchange-traded funds (ETFs), affili ated money market funds and other investment companies. An ETF is a registered investment com pany that seeks to track the performance of a par ticular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

JPMorgan Short Term Municipal Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. The Fund also invests in mortgage-backed and restricted securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	The Fund will, from time to time, invest more than 25% of its total assets in municipal housing authority obligations.

•	Up to 20% of the Fund’s assets may be held in cash and cash equivalents.

•	The Fund’s average weighted maturity normally will be three years or less.

WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The terms “Intermediate” and “Short Term” in a Fund’s name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund’s portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

JPMorgan Tax Free Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	Up to 20% of the Fund’s assets may be held in cash and cash equivalents.

•	The Fund may invest in securities without regard to maturity.

JPMorgan Municipal Income Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For the purposes of this policy, the Fund’s net assets include borrowings by the

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Fund for investment purposes. The Fund also invests in mortgage-backed securities and restricted securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	As a matter of fundamental policy, the Fund will not invest more than 25% of its total assets:

(i)	in securities within a single industry; or

(ii)	in securities of governmental units or issuers in the same state, territory or possession. However, from time to time, the Fund will invest more than 25% of its total assets in municipal housing authority obligations.

•	The Fund’s average weighted maturity will range from three to 15 years, although the Fund may shorten its average weighted maturity to as little as two years if appropriate for temporary defensive purposes.

JPMorgan Arizona Municipal Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Arizona personal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	The Fund will purchase Arizona municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Arizona personal income tax.

•	The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	The Fund’s average weighted maturity normally will be between three and 15 years, although the Fund may invest in securities with any maturity.

JPMorgan Kentucky Municipal Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the interest from which is exempt from both federal and Kentucky personal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	The Fund will purchase Kentucky municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Kentucky personal income tax.

•	The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	The Fund’s average weighted maturity normally will be between three and 15 years, although the Fund may invest in securities with any maturity.

JPMorgan Louisiana Municipal Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Louisiana personal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	The Fund will purchase Louisiana municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Louisiana personal income tax.

•	The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	The Fund’s average weighted maturity normally will be between three and 15 years, although the Fund may invest in securities with any maturity.

JPMorgan Michigan Municipal Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Michigan personal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	The Fund will purchase Michigan municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Michigan personal income tax.

•	The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	The Fund’s average weighted maturity normally will be between three and 15 years, although the Fund may invest in securities with any maturity.

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JPMorgan Ohio Municipal Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Ohio personal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	The Fund will purchase Ohio municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax.

•	The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	The Fund’s average weighted maturity normally will be between three and 15 years, although the Fund may invest in securities with any maturity.

JPMorgan West Virginia Municipal Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and West Virginia personal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	The Fund will purchase West Virginia municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and West Virginia personal income tax.

•	The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	The Fund’s average weighted maturity normally will be between three and 15 years, although the Fund may invest in securities with any maturity.

INVESTMENT RISKS

The main risks associated with investing in the Funds are described below and in “Fund Summaries: Investments, Risk & Performance” at the front of this prospectus.

Derivatives.  The Funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. A Fund’s use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Prepayment and Call Risk.  The Funds may invest a portion of their assets in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages are prepaid, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

PORTFOLIO QUALITY

Various rating organizations (like Standard & Poor’s Ratings Service and Moody’s Investors Service, Inc.) assign ratings to debt securities. Generally, ratings are divided into two main categories: “Investment Grade Securities” and “Non-Investment Grade Securities.” Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Funds only purchase securities that meet the rating criteria described below. JPMorgan Investment Advisors will look at a security’s rating at the time of investment. If the securities are unrated, JPMorgan Investment Advisors must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. JPMorgan Investment Advisors will consider such an event in determining whether the Fund should continue to hold the security.

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•	Municipal Securities that are bonds must be rated as investment grade.

•	Short-term securities such as taxable and tax-exempt commercial paper, notes and variable rate demand obligations must be rated in one of the two highest investment grade categories. If a security has both a long-term and a short-term rating, it must have a long-term investment grade rating or be rated in one of the two highest short-term investment grade categories.

•	The Louisiana Municipal Bond Fund also may invest in short-term tax-exempt municipal securities rated at least MIG3 (VMIG3) by Moody’s or SP-2 by S&P. These securities may have speculative characteristics.

For more information about ratings, please see “Description of Ratings” in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, produce taxable income, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended February 28 , 200 6 is shown in the Financial Highlights.

To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

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PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS), as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

•	Class A, Class B and Class C Shares may be purchased by the general public.

When can I buy shares?

•	Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

•	Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

•	If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

•	On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

•	If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

•	Share ownership is electronically recorded, therefore no certificate will be issued.

•	The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

•	The Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed by a redemption or exchange out of the same Fund. The Distributor will reject your purchase orders or temporarily or permanently

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revoke your exchange privilege if it detects that you have completed two round trips within 60 days within the same Fund. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

•	Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers from the Funds and there can be no assurances that the Funds will be able to do so.

•	Subject to the foregoing, the JPMorgan Funds will seek to apply these policies and restrictions as uniformly as practicable, except in cases of purchases, redemptions and exchanges made on a systematic basis, automatic reinvestments of dividends and distributions or purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or as part of a bona fide asset allocation program. Please see the Statement of Additional Information for a further description of these arrangements.

•	Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

•	In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think that it is in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

•	This prospectus offers Class A, Class B and Class C Shares, all of which are available to the general public.

•	Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

•	You may pay a sales charge at the time of purchase.

•	Sales charges are reduced on investments of $100,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

•	You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

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•	Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

•	Class A Shares have lower annual expenses than Class B or Class C Shares as a result of lower ongoing Rule 12b-1 fees.

•	There is no maximum investment amount for Class A Shares.

Class B Shares

•	You will not pay a sales charge at the time of purchase . H owever, the Distributor pays a commission of 4.00% of the original purchase price to Financial Intermediar ies who sell Class B Shares of the JPMorgan Tax Free Bond Fund, the JPMorgan Municipal Income Fund, the JPMorgan Arizona Municipal Bond Fund, the JPMorgan Kentucky Municipal Bond Fund, the JPMorgan Louisiana Municipal Bond Fund, the JPMorgan Michigan Municipal Bond Fund, the JPMorgan Ohio Municipal Bond Fund or the JPMorgan West Virginia Municipal Bond Fund, and a commission of 2.75% to Financial Intermediaries, who sell Class B Shares of the JPMorgan Short Term Municipal Bond Fund.

•	A CDSC will apply on shares of the Fund s , other than the JPMorgan Short Term Municipal Bond Fund, sold within six years and on shares of the JPMorgan Short Term Municipal Bond Fund sold within four years. CDSC periods are measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

•	Class B Shares have higher annual expenses than Class A Shares as a result of higher ongoing Rule 12b-1 fees.

•	Class B Shares of the Funds, other than the JPMorgan Short Term Municipal Bond Fund, automatically convert to Class A Shares after eight years. Class B Shares of the JPMorgan Short Term Municipal Bond Fund automatically convert to Class A Shares after six years. Conversion periods are measured from the first day of the month in which the shares were purchased.

•	Class B Shares should not be used for investments of more than $99,999 individually or in the aggregate .

1.	Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, pur chases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B shares of all Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

2.	The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identifica tion numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charge ” .

Class C Shares

•	You will not pay a sales charge at the time of purchase.

•	Except for the JPMorgan Short Term Municipal Bond Fund, a CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

•	Like Class B Shares, Class C Shares have higher distribution fees than Class A Shares. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher distribution fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of either Class A or Class B Shares.

•	There is no maximum investment amount for Class C Shares.

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Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years (at least four years for the JPMorgan Short Term Municipal Bond Fund) and you would prefer not to pay an up-front sales charge, you may consider buying Class B Shares subject to the l imitations described under “ What kind of shares can I buy ? — Class B Shares . ” Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution fees, which are lower for Class A Shares. These fees appear in the table called Annual Fund Operating Expenses for each Fund in “Fund Summaries: Investments, Risk & Performance.”

How much do shares cost?

•	Shares are sold at net asset value (NAV) per share, plus a sales charge, if any.

•	Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

•	NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

•	The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. Shareholders who purchase or redeem shares when NAV has been determined using fair valuation pro cedures may receive more or less shares or redemp tion proceeds than they otherwise would have received if securities were not valued using the Trust’s fair valuation procedures. The Board of Trustees receives regular reporting concerning the operation of the fair valuation procedures.

•	A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

1.	Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.

2.	Decide how much you want to invest.

•	Class A, Class B and Class C Shares are subject to a $1,000 minimum investment requirement per Fund, except Class C Shares of the JPMorgan Short Term Municipal Bond Fund. The minimum initial investment for Class C Shares of the JPMorgan Short Term Municipal Bond Fund is $10,000. For further information regarding initial investments in the Funds see “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

•	You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

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•	Subsequent investments must be at least $25 per Fund.

•	You should purchase no more than $99,999 of Class B Shares individually or in the aggregate . The section of this prospectus entitled “What kind of shares can I buy?” provides information that can help you choose the appropriate share class.

•	Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

•	For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

•	A lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

3.	When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

•	We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

•	Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.

4.	Send the completed Account Application and a check to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

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Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
 (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
 (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
 (EX: JOHN SMITH & MARY SMITH JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

5.	If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JP MORGAN CHASE BANK, N.A.
ATTN: JP MORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
 (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
 (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
 (EX: JOHN SMITH & MARY SMITH JTWROS)

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may revoke your right to make purchases over the telephone by sending a letter to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A, Class B and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. Except for Class C Shares of the JPMorgan Short Term Municipal Bond Fund, you may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. For Class C Shares of the JPMorgan Short Term Municipal Bond Fund, you may choose to make an initial investment of an amount less than the required minimum of $10,000 as long as your initial investment is at least $1,000 and you agree to make regular monthly investments of at least $1,000. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

•	The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

•	You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

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Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares when aggregated with the value of Class B shares of all Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The tables in the sections below show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “Management of the Funds.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A, Class B and Class C Shares of the Funds, visit www.jpmorganfunds.com and “click” on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Funds is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the tables below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The tables below show the amount of sales charges you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

Except for the JPMorgan Short Term Municipal Bond Fund, this table shows the amount of sales charge prior to August 1, 2006 that you pay and the commissions paid to Financial Intermediaries.

AMOUNT OF PURCHASES	SALES CHARGE AS A % OF THE OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT [1]	COMMISSION AS A % OF OFFERING PRICE
Less than $100,000	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Funds (other than the JPMorgan Short Term Municipal Bond Fund) and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any of those Funds during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of any of those Funds between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative invest ments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1 .00 % of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

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If you buy Class A Shares of the Funds (except the JPMorgan Short Term Municipal Bond Fund) on or after August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

AMOUNT OF PURCHASE	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT [1]	COMMISSION AS A % OF OFFERING PRICE
Less Than $100,000	3.75	3.90	3.25
$100,000–$249,999	3.25	3.36	2.75
$250,000–$499,999	2.25	2.30	2.00
$500,000–$999,999	1.75	1.78	1.50
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Funds (other than the JPMorgan Short Term Munici pal Bond Fund) and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75 % of the purchase price if you redeem any of those Funds during the first 12 months after purchase or 0. 35 % if you redeem any or all of the Class A Shares of any of those Funds between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediar ies for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00 % of net sales of $1 million or more. The Distributor may with hold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

If you buy Class A Shares of the Short Term Municipal Bond Fund prior to August 1, 2006 , the following table shows the amount of sales charge and the commissions paid to Financial Intermediaries.

AMOUNT OF PURCHASE	SALES CHARGE AS A % OF THE OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT[1]	COMMISSION AS A % OF OFFERING PRICE
Less than $100,000	3.00	3.09	2.70
100,000–$249,999	2.50	2.56	2.18
$250,000–$499,999	2.00	2.04	1.64
$500,000–$999,999	1.50	1.52	1.20
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rate disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Short Term Municipal Bond Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges also apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00 % of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

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If you buy Class A Shares of the JPMorgan Short Term Municipal Bond Fund on or after August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

AMOUNT OF PURCHASE	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT [1]	COMMISSION AS A % OF OFFERING PRICE
Less Than $100,000	2.25	2.30	2.00
$100,000–$249,999	1.75	1.78	1.50
$250,000–$499,999	1.25	1.27	1.00
$500,000–$999,999	1.00	1.01	0.85
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan Short Term Municipal Bond Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 12 months after purchase. The charges apply unless the Distributor receives notice before you invest indi cating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges also apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumula tive investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1 . 00 % of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charges

The Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the JPMorgan Funds in which you invest (as described below) even if such JPMorgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all JPMorgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Funds that you would like to have one or more JPMorgan Funds linked together for purposes of reducing the initial sales charge.

•	Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C Shares of a JPMorgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an

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account, so that the JPMorgan Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the JPMorgan Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	Letter of Intent: You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A Shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A Shares of one or more JPMorgan Funds (other than a money market fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13-month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Funds’ Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	The JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial I ntermediaries or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a F inancial I ntermediary or financial institution with respect to sales of Fund shares).

•	Washington Management Corporation and its subsidiaries and affiliates.

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5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A F inancial I ntermediary , provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a JPMorgan Fund or acquired in an exchange of Select Class Shares of a JPMorgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a JPMorgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a JPMorgan Fund (except Class A Shares of a money market fund) but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another JPMorgan Fund.

10.	Bought in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased during a JPMorgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class B Shares

Class B Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem Class B Shares of the Funds (other than the JPMorgan Short Term Municipal Bond Fund) within six years of the purchase date, measured from the first day of the month in which the shares were

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purchased, you will be assessed a CDSC according to the following schedule:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	5.00
1–2	4.00
2–3	3.00
3–4	3.00
4–5	2.00
5–6	1.00
MORE THAN 6	NONE

If you redeem Class B Shares of the JPMorgan Short Term Municipal Bond Fund prior to the fourth anniversary of purchase, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC according to the following schedule:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	3.00
1–2	3.00
2–3	2.00
3–4	1.00
MORE THAN 4	NONE

The Distributor pays a commission of 4.00% of the original purchase price to Financial Intermediaries who sell Class B Shares of all the Funds except for the JPMorgan Short Term Municipal Bond Fund. Financial Intermediaries receive a commission of 2.75% of the purchase price of Class B Shares of the JPMorgan Short Term Municipal Bond Fund.

Conversion Feature

Your Class B Shares automatically convert to Class A Shares after eight years, measured from the first day of the month in which the shares were purchased. Class B Shares of the JPMorgan Short Term Municipal Bond Fund convert to Class A Shares after six years measured from the end of the month in which the shares were purchased.

•	After conversion, your shares will be subject to the lower distribution fees charged on Class A Shares.

•	You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.

•	Because the share price of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, you may receive fewer Class A Shares; however, the dollar value will be the same.

•	If you have exchanged Class B Shares of one JPMorgan Fund for Class B Shares of another, the time you held the shares in each Fund will be added together.

Class C Shares

Class C Shares are offered at NAV per share, without any up-front sales charge. However, except with respect to the JPMorgan Short Term Municipal Bond Fund, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	1.00
AFTER FIRST YEAR	NONE

There is no CDSC assessed on Class C Shares of the JPMorgan Short Term Municipal Bond Fund.

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Funds other than the JPMorgan Short Term Municipal Bond Fund.

How the Class B and Class C CDSC is Calculated

•	The Fund assumes that all purchases made in a given month were made on the first day of the month.

•	For Class B Shares purchased prior to November 1, 2002, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B Shares purchased on or after November 1, 2002 and Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

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•	No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

•	To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

•	If you received your Class B or Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class B and Class C CDSC

No sales charge is imposed on redemptions of Class B or Class C Shares of the Funds:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class B or Class C Shares of other JPMorgan Funds. However, you may pay a CDSC when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Shares redemptions of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a JPMorgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class B or Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

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R ULE 12b-1 F EES

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class B and Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C Shares without an up-front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with the Distributor under which the Distributor has agreed to provide certain support services to the Funds’ shareholders. For performing these services, the Distributor , as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A, Class B and Class C Shares of each Fund. The Distributor may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMorgan Investment Advisors or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

You may make the following exchanges:

•	Class A Shares of a Fund may be exchanged for Class A Shares of another JPMorgan Fund or for another class of the same Fund. Class A Shares of a Fund may be exchanged for Morgan Shares of a JPMorgan money market Fund.

•	Class B Shares of a Fund may be exchanged for Class B Shares of another JPMorgan Fund.

•	Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Municipal Bond Fund and JPMorgan Ultra Short Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another JPMorgan Fund, including Class C Shares of any of the Short Term Bond Funds.

•	Class C Shares of any other JPMorgan Fund may be exchanged for Class C Shares of another JPMorgan Fund, other than for Class C Shares of Short Term Bond Funds.

All exchanges are subject to meeting any investment minimum or eligibility requirement s . The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days written notice.

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You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below .

•	If you exchange Class B or Class C Shares of a Fund for Class B or Class C Shares, respectively, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class B or Class C Shares will be subject to the CDSC of the Fund from which you exchanged.

2.	The current holding period for your exchanged Class B or Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Are exchanges taxable?

Generally:

•	An exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

•	An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

•	You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No.

•	However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

•	Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

•	Redemption orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

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•	A redemption order is accepted when accompanied by all required documentation in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

1.	You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

2.	You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

3.	We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

4.	You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

•	On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

•	Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

•	If you own Class A, Class B or Class C Shares and the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

•	Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

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Can I redeem on a systematic basis?

1.	If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an upfront sales charge. If you own Class B or Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

•	Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

•	Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of the prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC. For information on minimum required balances, please read

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“Purchasing Fund Shares — How do I open an account?”

•	The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Additional Purchase and Redemption Information” in the Statement of Additional Information for more details about this process.

•	You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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DIVIDEND POLICIES

Dividends

The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. The dates on which dividends and capital gains will be distributed for calendar year 2006 are available online at www.jpmorganfunds.com.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive a portion of the price back as a taxable dividend or distribution.

Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to the Funds as “undeliverable,” your check will be credited back to your account and all future distributions will be reinvested in Fund shares.

If you want to change the way in which you receive dividends and distributions, you may write to the JPMorgan Funds at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by the JPMorgan Funds. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.

Special Dividend Rules for Class B Shares

Class B Shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B Shares (other than those in the sub-account) convert to Class A Shares, a percentage of the Class B Shares in the sub-account will also convert to Class A Shares. (See “Sales Charges — Conversion Feature.”)

TAX TREATMENT OF SHAREHOLDERS

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

Federal Taxation of Distributions

Exempt-Interest Dividends. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to you. Generally, exempt-interest dividends are excludable from gross income. However:

1.	If you receive Social Security or Railroad Retirement benefits, you may be taxed on a portion of such benefits if you receive exempt-interest dividends from the Funds.

2.	Receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state and local taxes, both for individual and corporate shareholders.

Interest on Private Activity Bonds.  The Municipal Income Fund, the Short Term Municipal Bond Fund, the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Fund and the Michigan Municipal Bond Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the federal alternative minimum tax (Private Activity Bonds). The JPMorgan Tax Free Bond Fund may invest as much as 20% of its assets in such Private Activity Bonds. As a result, Fund shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from those Funds subject to federal income tax. Additionally, corporate shareholders will be required to take the interest on municipal securities (including municipal securities of each Fund’s respective state) into account in determining their alternative minimum taxable income. Persons who are substantial users of

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facilities financed by Private Activity Bonds or who are “related persons” of such substantial users should consult their tax advisors before investing in the Funds.

Investment Income and Capital Gains Dividends. Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 20 1 0, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gains, depending on your holding period. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

The Funds’ investment in ETFs, affiliated money market funds and other investment companies could affect the amount, timing and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Long-term capital gain rates applicable to individuals have been temporarily reduced (in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 20 1 0.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous year.

State and Local Taxation of Distributions

Dividends that are derived from the Funds’ investments in U.S. government obligations may not be entitled to the exemptions from state and local taxes that would be available if you purchased U.S. government obligations directly.

The Funds will notify you annually of the percentage of income and distributions derived from U.S. government obligations. Unless otherwise discussed below, investment income and capital gains dividends may be subject to state and local taxes.

Arizona Taxes.  Exempt-interest dividends from the Arizona Municipal Bond Fund which are derived from interest on tax-exempt obligations of the state of Arizona and its political subdivisions and certain obligations of the United States or its territories are exempt from Arizona income tax. Other distributions from the Fund, including those related to long-term and short-term capital gains, will be subject to Arizona income tax. Arizona law does not permit a deduction for interest paid or accrued on indebtedness incurred or continued to purchase or carry obligations, the interest on which is exempt from Arizona income tax.

Kentucky Taxes.  Dividends received from the Kentucky Municipal Bond Fund which are derived from interest on Kentucky municipal securities or certain obligations of the United States and its territories are exempt from the Kentucky individual income tax. Dividends paid from interest earned on securities that are merely guaranteed by the federal government, from interest earned on repurchase agreements collateralized by U.S. government obligations, or from interest earned on obligations of other states are not exempt from Kentucky individual income tax. Any distributions of net short-term and net long-term capital gains earned by the Fund are includable in each s hareholder’s

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Kentucky adjusted gross income as dividend income and long-term capital gains, respectively, and are both taxed at ordinary income tax rates. The Kentucky General Assembly has granted an exemption from Kentucky income tax for gains from the disposition of bonds issued by the Turnpike Authority of Kentucky, and dividends paid by the Kentucky Municipal Bond Fund attributable to such gains will not be subject to Kentucky income tax.

Louisiana Taxes.  Dividends received by Louisiana residents from the Louisiana Municipal Fund are exempt from Louisiana income tax to the extent that they are derived from interest on tax-exempt obligations issued by the State of Louisiana or any of its political subdivisions, agencies, municipalities or other instrumentalities. In general, however, other distributions are subject to Louisiana income tax. All income from Fund shares retains its character in the hands of an individual taxpayer. Neither the state nor any of its municipalities may impose property tax on Fund shares.

Michigan Taxes.  Distributions received from the Michigan Municipal Bond Fund are exempt from Michigan personal income tax and, generally, also exempt from Michigan single business tax to the extent they are derived from interest on tax-exempt securities, under the current position of the Michigan Department of Treasury. Such distributions, if received in connection with a Shareholder’s business activity, may, however, be subject to Michigan single business tax. For Michigan personal income tax, and single business tax purposes, Fund distributions attributable to any source other than interest on tax-exempt securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.

Ohio Taxes.  Dividends received from the Ohio Municipal Bond Fund that result from interest on obligations of the State of Ohio, its political or governmental subdivisions or agencies or instrumentalities of Ohio (Ohio Obligations) are exempt from Ohio personal income tax, and Ohio municipal and school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax must include the Fund shares in the corporation’s tax base for purposes of the Ohio c orporate franchise tax net worth computation. Dividends that are attributable to interest on or profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Note that for most entities, the corporate franchise tax will be phased out over five years starting with the 2006 corporation franchise tax report. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

West Virginia Taxes.  Distributions from the West Virginia Municipal Bond Fund which are derived from interest or dividends on obligations or securities of a West Virginia state or local municipal governmental body generally are exempt from West Virginia income tax. In addition, you will not pay that tax on the portion of your income from the Fund which represents interest or dividends received on obligations or securities of the United States and some of its authorities, commissions or instrumentalities.

Tax Information

Information in the preceding paragraphs is based on the current law as well as current policies of the various state Departments of Taxation, all of which may change.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement.

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Your Financial Intermediary may have a different cut-off time.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMorgan Investment Advisors. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Funds’ top ten holdings are posted on the JPMorgan Funds’ website at www.jpmorganfunds.com no sooner than 15 days after the end of each month.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

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Management of the Funds

THE ADVISER, ADMINISTRATOR AND DISTRIBUTOR

JPMorgan Investment Advisors Inc. (the Adviser) (1111 Polaris Parkway, Suite 2-J, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for each of the Funds and continuously reviews, supervises and administers each of the Fund’s investment program s . JPMorgan Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of JPMorgan Trust II. JPMorgan Investment Advisors has served as investment adviser to the Trust since its inception. In addition, JPMorgan Investment Advisors serves as investment adviser to other mutual funds and individual corporate, charitable and retirement accounts. JPMorgan Investment Advisors is an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMorgan Investment Advisors Inc. is referred to in this prospectus as “JPMorgan Investment Advisors”.

A discussion of the basis that the Trustees of the Trust used in reapproving the investment advisory agreement for the Funds is available in the s hareholder report for the period ended December 31 , 200 5 .

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) provides administrative services and oversees the Funds’ other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Fund s (excluding funds – of – funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMorgan Distribution Services, Inc. (the Distributor) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.

ADVISORY FEES

JPMorgan Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

FUND	ANNUAL RATE AS % OF AVERAGE DAILY NET ASSETS
JPMorgan Short Term Municipal Bond Fund	0.25
JPMorgan Tax Free Bond Fund	0.30
JPMorgan Municipal Income Fund	0.30
JPMorgan Arizona Municipal Bond Fund	0.30
JPMorgan Kentucky Municipal Bond Fund	0. 29
JPMorgan Louisiana Municipal Bond Fund	0. 29
JPMorgan Michigan Municipal Bond Fund	0.30
JPMorgan Ohio Municipal Bond Fund	0.30
JPMorgan West Virginia Municipal Bond Fund	0.30

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMorgan Investment Advisors, the Funds’ Distributor, and from time to time, other affiliates of JPMorgan Investment Advisors, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan

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Fund shareholders. JPMorgan Investment Advisors and the Funds’ Distributor may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

THE FUND MANAGERS

The Funds are managed by portfolio managers teamed with research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the Funds. The research analysts provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Funds.

JPMorgan Short Term Municipal Bond Fund. James Ahn is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Short Term Municipal Bond Fund since June, 2006. Mr. Ahn, a Vice President of JPMIM, is a portfolio manager in the U.S. Fixed Income Group. An employee since 1996, Mr. Ahn is responsible for strategy formulation and trading short-term tax- aware fixed income strategies for U.S. institutional clients and the Private Bank. Kevin Ellis also participates in the management of the JPMorgan Short Term Municipal Bond Fund since June, 2006. Mr. Ellis is a portfolio manager in the U.S. Fixed Income Group. An employee of JPMIM since May 2003, he is responsible for managing separate accounts in the Municipal Bond Group. Previously, Mr. Ellis worked at Alliance Capital/Sanford Bernstein from 1995 through 2003 as a municipal bond trader.

JPMorgan Municipal Income Fund. Jennifer Tabak, CFA, is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Municipal Income Fund since March, 2006. Previ ously, Ms. Tabak was a senior fixed income research analyst responsible for research and analysis of the housing, non-profit and student loan sectors of the tax-exempt market. Ms. Tabak served in a research analyst role from 1996 to 2005 and has experience in a variety of market sectors, including money market funds and corporate bonds. Ms. Tabak’s employment with JPMorgan Investment Advisors (formerly Banc One Investment Advisors) began in 1991 as a financial analyst and included positions as senior financial analyst and, prior to 1996, controller. David Sivinski, CFA, also participates in the management of the JPMorgan Municipal Income Fund since March, 2006. Biographical information on Mr. Sivinski is described under JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, and JPMorgan Ohio Municipal Bond Fund.

JPMorgan Tax Free Bond Fund. Richard Taormina has been the lead portfolio manager responsible for the day- to-day management of the JPMorgan Tax Free Bond Fund since February, 2005. In addition to his role at JPMorgan Investment Advisors, Mr. Taormina has been an employee of J.P. Morgan Investment Management Inc. (JPMIM), an affiliate of JPMorgan Investment Advisors since 1997. Mr. Taormina is responsible for man aging municipal mutual funds, institutional fixed income accounts and quantitative analysis. Previously, Mr. Taormina was a Certified Financial Planner for the Financial Advisory Group, where he was an investment analyst. Prior to joining JPMIM, Mr. Taormina was the senior trader at the Vanguard Group of Investment Com panies. Kimberly Bingle, CFA, has also participated in the management of the JPMorgan Tax Free Bond Fund since June, 2005. Biographical information on Ms. Bingle is described below.

JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund, and JPMorgan West Virginia Municipal Bond Fund. Kimberly Bingle, CFA, is the lead portfolio manager responsible for the day-to-day man agement of the JPMorgan Arizona Municipal Bond Fund, the JPMorgan Michigan Municipal Bond Fund and the West Virginia Municipal Bond Fund since March, 2006. Ms. Bingle is a member of the Tax Free Bond team and manages institutional and private client national municipal portfolios. Prior to joining JPMorgan Investment Advisors in 1998 as a senior portfolio manager, Ms. Bingle was a senior securities portfolio manger at Nation wide Insurance Company in Columbus, Ohio. David Sivinski, CFA, also participates in the management of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond and the JPMorgan West Virginia Municipal Bond Fund. Biographical information on Mr. Sivinski is described below.

JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, and JPMorgan Ohio Munici pal Bond Fund. David Sivinski, CFA, is

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the lead portfolio manager responsible for the day-to-day management of the JPMorgan Kentucky Municipal Bond Fund since 1995, the JPMorgan Louisiana Municipal Bond Fund since 1997 and the JPMorgan Ohio Municipal Bond Fund since 1994. In addition to his role as portfolio man ager, Mr. Sivinski coordinates municipal management for a number of high net worth clients that focus prin cipally on single state municipal bonds. Prior to rejoining JPMorgan Investment Advisors in 1992, Mr. Sivinski worked at First Security National Bank and Trust Company in Lexington, Kentucky where he managed a num ber of areas including the bank’s investment portfolio and the Trust Department’s fixed income portfolios. Kimberly Bingle, CFA, has also participated in the management of the JPMorgan Kentucky Municipal Bond Fund and the JPMorgan Louisiana Municipal Bond Fund, respectively since June, 2005. Jennifer Tabak, CFA, has also participated in the management of the JPMorgan Ohio Municipal Bond Fund since June, 2005. Bio graphical information on Ms. Tabak and Ms. Bingle is described above.

The Funds’ Statement of Additional Information provides information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of Fund securities.

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Legal Proceedings and Additional Fee
and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as the JPMorgan Trust II). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading.”

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment Advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also requires JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five year period commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2006, subject to SEC approval. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders

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were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the findings in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed by private plaintiffs and one lawsuit has been filed by the West Virginia Attorney General in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors, and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Funds’ investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

On November 3, 2005, the district court ruled that all claims in the consolidated amended class action complaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in that complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings, in which it dismissed certain claims against BOIA and its affiliates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 2, 2006, the West Virginia Attorney General voluntarily dismissed its suit. On May 30, 2006, the district court ruled that the remaining claim against the Trustees and former Trustees is to be dismissed as well.

In addition to the lawsuits described above, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

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CONTINUED

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

As noted above, the settlement agreement with the NYAG requires JPMorgan Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMorgan Investment Advisors and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMorgan Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMorgan Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. To the extent that a Reduced Rate Fund merges into another Fund, the Reduced Rate is required to carry for ward and apply with respect to the acquiring Fund.

The JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund and the JPMorgan Government Bond Fund (each of which is currently a series of JPMorgan Trust II) and JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMorgan Trust I) are subject to a Reduced Rate. The Reduced Rate was implemented on September 27, 2004 and will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement or administration agreement. Such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Reduced Rate Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with JPMorgan Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursement to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates, as applicable. The Funds offered in this prospectus are not subject to a Reduced Rate.

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FUND	CLASS	NET EXPENSE RATIO (%) AS OF FEBRUARY 28 , 200 6	GROSS EXPENSE RATIO (%) AS OF FEBRUARY 28 , 200 6
JPMorgan Short Term Municipal Bond Fund	A	0.80	0.9 2
	B	1.30	1.4 2
	C	1.30	1.4 2
JPMorgan Tax Free Bond Fund	A	0.75	0.9 3
	B	1.4 3	1.4 3
	C	1.4 3	1.4 3
JPMorgan Municipal Income Fund	A	0.8 7	0.9 4
	B	1.4 4	1.4 4
	C	1.4 4	1.4 4
JPMorgan Arizona Municipal Bond Fund	A	0.88	1.01
	B	1. 51	1. 51
	C	1.51	1. 51
JPMorgan Kentucky Municipal Bond Fund	A	0.88	1.04
	B	1. 5 3	1. 54
	C	1. 5 3	1. 54
JPMorgan Louisiana Municipal Bond Fund	A	0.8 8	1.0 7
	B	1.5 3	1.5 7
	C	1.5 3	1.5 7
JPMorgan Michigan Municipal Bond Fund	A	0.8 8	0.97
	B	1.47	1.47
	C	1.47	1.47
JPMorgan Ohio Municipal Bond Fund	A	0.88	1.00
	B	1. 50	1. 50
	C	1. 51	1. 51
JPMorgan West Virginia Municipal Bond Fund	A	0.88	1 . 05
	B	1. 53	1. 55
	C	1. 53	1. 55

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 200 6 and, with respect to Class A Shares, also on August 1, 2006 , you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted;

•	There is no sales charge (load) on reinvested dividends ;

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratio thereafter.

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CONTINUED

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JPMORGAN SHORT TERM MUNICIPAL BOND FUND

	CLASS A [1]				CLASS C
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30 , 200 7	$379	1 . 85%	1 .0 7%	1 .0 7%	$132	5.00%	3.70%	3.70%
June 30 , 200 8	9 5	6 . 94	5 . 20	4. 08	1 50	10.25	7.4 1	3. 58
June 30 , 200 9	9 9	1 2 . 2 9	9 . 4 9	4. 08	15 5	15.76	11. 26	3. 58
June 30 , 20 10	10 3	1 7 . 90	1 3 . 9 6	4. 08	1 61	21.5 5	1 5 . 76	3. 58
June 30 , 201 1	10 7	2 3 . 80	18 . 6 1	4. 08	16 7	27.63	19. 37	3. 58
June 30 , 201 2	1 11	29 . 99	2 3 . 45	4. 08	17 3	34.01	23.6 4	3. 58
June 30 , 201 3	11 6	3 6 . 49	2 8 . 4 8	4. 08	1 79	40.71	28. 07	3 . 58
June 30 , 201 4	1 2 1	4 3 . 31	3 3 . 72	4. 08	1 85	47.75	3 2 . 65	3 . 58
June 30 , 201 5	12 6	5 0 . 48	3 9 .1 8	4. 08	1 92	55.13	3 7 . 40	3 . 58
June 30 , 201 6	1 31	58 . 00	4 4 . 8 6	4. 08	1 9 9	62.89	4 2 .3 2	3 . 58

1	Reflects a 3.00% Class A Sales Charge in effect until August 1, 2006.

JPMORGAN SHORT TERM MUNICIPAL BOND FUND

	CLASS A [1]
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$305	2.64%	1.86%	1.86%
July 31, 2008	96	7.77	6.01	4.08
July 31, 2009	100	13.16	10.34	4.08
July 31, 2010	104	18.82	14.84	4.08
July 31, 2011	108	24.76	19.52	4.08
July 31, 2012	112	30.99	24.40	4.08
July 31, 2013	117	37.54	29.48	4.08
July 31, 2014	122	44.42	34.76	4.08
July 31, 2015	127	51.64	40.26	4.08
July 31, 2016	132	59.22	45.98	4.08

1	Reflects a 2.25% Class A Sales Charge for pur chases on or after August 1, 2006.

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JPMORGAN SHORT TERM MUNICIPAL BOND FUND

	CLASS B1
	ANNUAL COSTS		GROSS CUMULATIVE RETURN		NET CUMULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]
June 30, 2007	$132	$432	5.00%	2.00%	3.70%	0 . 7 0%	3.70%	0 .70%
June 30, 2008	150	450	10.25	7.25	7.41	4 . 41	3 . 58	0 . 69
June 30, 2009	155	355	1 5 .76	13.76	11.2 6	9 . 2 6	3 . 58	1 . 72
June 30, 2010	161	2 6 1	21.55	20.55	15.24	1 4 . 24	3 . 58	2 . 6 8
June 30, 2011	167	1 6 7	27.63	27.6 3	19.37	19 . 3 7	3 . 58	3.58
June 30, 2012	173	173	34.01	34.01	23.64	2 3 . 6 4	3 . 58	3.58
June 30, 2013	116	116	40.71	40.71	28.68	28 . 6 8	4 .0 8	4 . 0 8
June 30, 2014	121	121	47.75	47.75	33.93	33 . 93	4 . 08	4 . 0 8
June 30, 2015	126	126	55.13	55.13	39.40	39 . 40	4 . 0 8	4 . 0 8
June 30, 2016	131	131	62. 8 9	62.89	45.09	45 . 0 9	4 . 08	4 . 0 8

1	Class B Shares automatically convert to Class A Shares after six years.
2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN TAX FREE BOND FUND

	CLASS A [1]				CLASS C 2
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$523	0.28%	(0.44)%	(0.44)%	$146	5.00%	3.57%	3.57%
June 30, 2008	94	5.29	3.61	4.07	151	10.25	7.27	3.57
June 30, 2009	98	10.55	7.83	4.07	156	15.76	11.10	3.57
June 30, 2010	102	16.08	12.22	4.07	162	21.55	15.06	3.57
June 30, 2011	106	21.88	16.78	4.07	167	27.63	19.17	3.57
June 30, 2012	111	27.98	21.54	4.07	173	34.01	23.43	3.57
June 30, 2013	115	34.38	26.48	4.07	180	40.71	27.83	3.57
June 30, 2014	120	41.10	31.63	4.07	186	47.75	32.40	3.57
June 30, 2015	125	48.15	36.99	4.07	193	55.13	37.12	3.57
June 30, 2016	130	55.56	42.56	4.07	200	62.89	42.02	3.57

1	Reflects a 4.50% Class A Sales Charge in effect until August 1, 2006.
2	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 3 0, 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN

$246	4.00%	2.57%	2.57%

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CONTINUED

JPMORGAN TAX FREE BOND FUND

	CLASS A [1]
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$449	1.06%	0.34%	0.34%
July 31, 2008	95	6.12	4.42	4.07
July 31, 2009	99	11.42	8.67	4.07
July 31, 2010	103	16.99	13.10	4.07
July 31, 2011	107	22.84	17.70	4.07
July 31, 2012	112	28.98	22.49	4.07
July 31, 2013	116	35.43	27.48	4.07
July 31, 2014	121	42.21	32.66	4.07
July 31, 2015	126	49.32	38.06	4.07
July 31, 2016	131	56.78	43.68	4.07

1	Reflects a 3.75% Class A Sales Charge for pur chases on or after August 1, 2006.

JPMORGAN TAX FREE BOND FUND

	CLASS B1
	ANNUAL COSTS		GROSS CUMULATIVE RETURN		NET CUMULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]
June 30, 2007	$146	$646	5.00%	0.00%	3.57%	(1.43)%	3.57%	(1.43)%
June 30, 2008	151	551	10.25	6.25	7.27	3.27	3.57	(0.29)
June 30, 2009	156	456	15.76	12.76	11.10	8.10	3.57	0.77
June 30, 2010	162	462	21.55	18.55	15.06	12.06	3.57	0.87
June 30, 2011	167	367	27.63	2 5 .63	19.17	17.17	3.57	1.83
June 30, 2012	173	273	34.01	33.01	23.43	22.43	3.57	2.73
June 30, 2013	180	180	40.71	40.71	27.83	27.83	3.57	3.57
June 30, 2014	186	186	47.75	47.75	32.40	32.40	3.57	3.57
June 30, 2015	126	126	55.13	55.13	37.78	37.78	4.07	4.07
June 30, 2016	131	131	62.89	62.89	43.39	43.39	4.07	4.07

1	Class B Shares automatically convert to Class A Shares after eight years.
2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

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JPMORGAN MUNICIPAL INCOME FUND

	CLASS A [1]				CLASS C 2
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$535	0.28%	(0.56)%	(0.56)%	$147	5.00%	3.56%	3.56%
June 30, 2008	95	5.29	3.48	4.06	152	10.25	7.27	3.56
June 30, 2009	99	10.55	7.68	4.06	157	15.76	11.06	3.56
June 30, 2010	1 03	16.08	12.05	4.06	163	21.55	15.02	3.56
June 30, 2011	107	21.88	16.60	4.06	169	27.63	19.11	3.56
June 30, 2012	112	27.98	21.34	4.06	175	34.01	23.35	3.56
June 30, 2013	116	34.38	26.26	4.06	181	40.71	27.75	3.56
June 30, 2014	121	41.10	31.39	4.06	187	47.75	32.29	3.56
June 30, 2015	126	48.15	36.73	4.06	194	55.13	37.00	3.56
June 30, 2016	131	55.56	42.28	4.06	201	62.89	41.88	3.56

1	Reflects a 4.50% Class A Sales Charge in effect until August 1, 2006.
2	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 3 0 , 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN

$247	4.00%	2.56%	2.56%

JPMORGAN MUNICIPAL INCOME FUND

	CLASS A [1]
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$460	1.06%	0.23%	0.23%
July 31, 2008	96	6.12	4.29	4.06
July 31, 2009	100	11.42	8.53	4.06
July 31, 2010	104	16.99	12.93	4.06
July 31, 2011	108	22.84	17.52	4.06
July 31, 2012	113	28.98	22.29	4.06
July 31, 2013	117	35.43	27.26	4.06
July 31, 2014	122	42.21	32.42	4.06
July 31, 2015	127	49.32	37.80	4.06
July 31, 2016	132	56.78	43.39	4.06

1	Reflects a 3.75% Class A Sales Charge for purchases on or after August 1, 2006.

JPMORGAN MUNICIPAL BOND FUNDS

91

Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

JPMORGAN MUNICIPAL INCOME FUND

	CLASS B1
	ANNUAL COSTS		GROSS CUMULATIVE RETURN		NET CUMULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]
June 30, 2007	$147	$647	5.00%	0.00%	3.56%	(1.44)%	3.56%	(1.44)%
June 30, 2008	152	552	10.25	6.25	7.25	3.25	3.56	(0.30)
June 30, 2009	157	457	15.76	12.76	11.06	8.06	3.56	0.76
June 30, 2010	163	463	21.55	18.55	15.02	12.02	3.56	0.86
June 30, 2011	169	369	27.63	25.63	19.11	17.11	3.56	1.82
June 30, 2012	175	275	34.01	33.01	23.35	22.35	3.56	2.72
June 30, 2013	181	181	40.71	40.71	27.75	27.75	3.56	3.56
June 30, 2014	187	187	47.75	47.75	32.29	32.29	3.56	3.56
June 30, 2015	127	127	55.13	55.13	37.66	37.66	4.06	4.06
June 30, 2016	132	132	62.89	62.89	43.25	43.25	4.06	4.06

1	Class B Shares automatically convert to Class A Shares after eight years.
2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN ARIZONA MUNICIPAL BOND FUND

	CLASS A [1]				CLASS C 2
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$536	0.28%	(0.57)%	(0.57)%	$154	5.00%	3.49%	3.49%
June 30, 2008	102	5.29	3.40	3.99	159	10.25	7.10	3.49
June 30, 2009	107	10.55	7.53	3.99	165	15.76	10.84	3.49
June 30, 2010	111	16.08	11.82	3.99	170	21.55	14.71	3.49
June 30, 2011	1 15	21.88	16.28	3.99	176	27.63	18.71	3.49
June 30, 2012	120	27.98	20.92	3.99	182	34.01	22.85	3.49
June 30, 2013	125	34.38	25.74	3.99	189	40.71	27.14	3.49
June 30, 2014	130	41.10	30.76	3.99	195	47.75	31.58	3.49
June 30, 2015	135	48.15	35.98	3.99	202	55.13	36.17	3.49
June 30, 2016	140	55.56	41.40	3.99	209	62.89	40.92	3.49

1	Reflects a 4.50% Class A Sales Charge in effect until August 1, 2006.
2	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 3 0 , 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN

$254	4.00%	2.49%	2.49%

JPMORGAN MUNICIPAL BOND FUNDS

92

P R O S P E C T U S JULY 1

2006

JPMORGAN ARIZONA MUNICIPAL BOND FUND

	CLASS A [1]
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$461	1.06%	0.22%	0.22%
July 31, 2008	103	6.12	4.21	3.99
July 31, 2009	107	11.42	8.37	3.99
July 31, 2010	112	16.99	12.70	3.99
July 31, 2011	116	22.84	17.19	3.99
July 31, 2012	121	28.98	21.87	3.99
July 31, 2013	126	35.43	26.73	3.99
July 31, 2014	131	42.21	31.79	3.99
July 31, 2015	136	49.32	37.05	3.99
July 31, 2016	141	56.78	42.51	3.99

1	Reflects a 3.75% Class A Sales Charge for pur chases on or after August 1, 2006.

JPMORGAN ARIZONA MUNICIPAL BOND FUND

	CLASS B1
	ANNUAL COSTS		GROSS CUMULATIVE RETURN		NET CUMULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]
June 30, 2007	$1 5 4	$6 5 4	5.00%	0.00%	3. 49%	(1. 51)%	3. 49%	(1. 51)%
June 30, 2008	15 9	55 9	10.25	6.25	7. 10	3. 10	3. 49	(0.3 8)
June 30, 2009	1 6 5	4 6 5	15.76	12.76	1 0.84	7.84	3. 49	0. 6 9
June 30, 2010	1 70	4 70	21.55	18.55	1 4.71	1 1.71	3. 49	0. 7 8
June 30, 2011	1 7 6	3 7 6	27.63	25.63	1 8 . 7 1	1 6 . 7 1	3. 49	1. 75
June 30, 2012	1 82	2 82	34.01	33.01	2 2 . 8 5	2 1 . 8 5	3. 49	2. 65
June 30, 2013	18 9	18 9	40.71	40.71	27. 14	27. 14	3. 49	3. 49
June 30, 2014	1 95	1 95	47.75	47.75	3 1 . 58	3 1 . 58	3. 49	3. 49
June 30, 2015	1 36	1 36	55.13	55.13	3 6 . 83	3 6 . 83	3.99	3.99
June 30, 2016	1 41	1 41	62.89	62.89	4 2 .2 9	4 2 .2 9	3.99	3.99

1	Class B Shares automatically convert to Class A Shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN MUNICIPAL BOND FUNDS

93

Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

JPMORGAN KENTUCKY MUNICIPAL BOND FUND

	CLASS A [1]				CLASS C 2
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$536	0.28%	(0.57)%	(0.57)%	$156	5.00%	3.47%	3.47%
June 30, 2008	105	5.29	3.37	3.96	162	10.25	7.05	3.46
June 30, 2009	110	10.55	7.47	3.96	168	1 5 .7 6	10.75	3. 4 6
June 30, 2010	114	16.08	11.72	3.96	174	21.55	14.59	3.46
June 30, 2011	118	21.88	16.15	3.96	180	27.63	18.55	3.46
June 30, 2012	123	27.98	20.74	3.96	186	34.01	22.65	3.46
June 30, 2013	128	34.38	25.53	3.96	192	40.71	26.90	3.46
June 30, 2014	133	41.10	30.50	3.96	199	47.75	31.29	3.46
June 30, 2015	138	48.15	35.66	3.96	206	55.13	35.83	3.46
June 30, 2016	144	55.56	41.04	3.96	213	62.89	40.53	3.46

1	Reflects a 4.50% Class A Sales Charge in effect until August 1, 2006.
2	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 3 0 , 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN

$256	4.00%	2.47%	2.47%

JPMORGAN KENTUCKY MUNICIPAL BOND FUND

	CLASS A [1]
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$461	1.06%	0.22%	0.22%
July 31, 2008	106	6.12	4.18	3.96
July 31, 2009	110	11.42	8.31	3.96
July 31, 2010	115	16.99	12.60	3.96
July 31, 2011	119	22.84	17.06	3.96
July 31, 2012	124	28.98	21.69	3.96
July 31, 2013	129	35.43	26.51	3.96
July 31, 2014	134	42.21	31.52	3.96
July 31, 2015	139	49.32	36.73	3.96
July 31, 2016	145	56.78	42.14	3.96

1	Reflects a 3.75% Class A Sales Charge for pur chases on or after August 1, 2006.

JPMORGAN MUNICIPAL BOND FUNDS

94

P R O S P E C T U S JULY 1

2006

JPMORGAN KENTUCKY MUNICIPAL BOND FUND

	CLASS B1
	ANNUAL COSTS		GROSS CUMULATIVE RETURN		NET CUMULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]
June 30, 2007	$155	$655	5.00%	0.00%	3.48%	(1.52)%	3.48%	(1.52)%
June 30, 2008	161	561	10.25	6.25	7.07	3.07	3.47	(0.40)
June 30, 2009	167	467	15.76	12.76	10.79	7.79	3.47	0.67
June 30, 2010	172	472	21.55	18.55	14.63	11.63	3.47	0.76
June 30, 2011	178	378	27.63	25.63	18.61	16.61	3.47	1.73
June 30, 2012	185	285	34.01	33.01	22.72	21.72	3.47	2.63
June 30, 2013	191	191	40.71	40.71	26.98	26.98	3.47	3.47
June 30, 2014	198	198	47.75	47.75	31.39	31.39	3.47	3.47
June 30, 2015	139	139	55.13	55.13	36.59	36.59	3.9 6	3.96
June 30, 2016	145	145	62.89	62.89	42.00	42.00	3.96	3.96

1	Class B Shares automatically convert to Class A Shares after eight years.
2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN LOUISIANA MUNICIPAL BOND FUND

	CLASS A [1]				CLASS C 2
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$536	0.28%	(0.57)%	(0.57)%	$156	5.00%	3.47%	3.47%
June 30, 2008	10 8	5.29	3.3 4	3.9 3	16 5	10.25	7.0 2	3.4 3
June 30, 2009	11 3	10.55	7.4 0	3.9 3	1 71	15.76	10. 69	3.4 3
June 30, 2010	11 7	16.08	11. 6 2	3.9 3	17 7	21.55	14. 49	3.4 3
June 30, 2011	1 22	21.88	16. 0 1	3.9 3	18 3	27.63	18. 41	3.4 3
June 30, 2012	12 7	27.98	20. 5 7	3.9 3	18 9	34.01	22. 47	3.4 3
June 30, 2013	1 3 2	34.38	25. 31	3.9 3	19 6	40.71	26. 68	3.4 3
June 30, 2014	13 7	41.10	30. 23	3.9 3	202	47.75	31. 02	3.4 3
June 30, 2015	1 42	48.15	35. 35	3.9 3	20 9	55.13	35. 51	3.4 3
June 30, 2016	14 8	55.56	4 0 . 67	3.9 3	21 6	62.89	40. 16	3.4 3

1	Reflects a 4.50% Class A Sales Charge in effect until August 1, 2006.
2	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 3 0 , 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN

$256	4.00%	2.47%	2.47%

JPMORGAN MUNICIPAL BOND FUNDS

95

Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

JPMORGAN LOUISIANA MUNICIPAL BOND FUND

	CLASS A [1]
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$461	1.06%	0.22%	0.22%
July 31, 2008	109	6.12	4.15	3.93
July 31, 2009	114	11.42	8.25	3.93
July 31, 2010	118	16.99	12.50	3.93
July 31, 2011	123	22.84	16.92	3.93
July 31, 2012	128	28.98	21.52	3.93
July 31, 2013	133	35.43	26.29	3.93
July 31, 2014	138	42.21	31.26	3.93
July 31, 2015	143	49.32	36.42	3.93
July 31, 2016	149	56.78	41.78	3.93

1	Reflects a 3.75% Class A Sales Charge for pur chases on or after August 1, 2006.

JPMORGAN LOUISIANA MUNICIPAL BOND FUND

	CLASS B1
	ANNUAL COSTS		GROSS CUMULATIVE RETURN		NET CUMULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]
June 30, 2007	$15 6	$65 6	5.00%	0.00%	3.4 7%	(1.5 3)%	3.4 7%	(1.5 3)%
June 30, 2008	16 5	56 5	10.25	6.25	7.0 2	3.0 2	3.4 3	(0.4 4)
June 30, 2009	1 7 1	4 7 1	15.76	12.76	10. 6 9	7. 6 9	3.4 3	0.6 3
June 30, 2010	17 7	47 7	21.55	18.55	14. 49	11. 49	3.4 3	0.7 2
June 30, 2011	1 8 3	3 8 3	27.63	25.63	18. 4 1	16. 4 1	3.4 3	1. 68
June 30, 2012	18 9	28 9	34.01	33.01	22. 4 7	21. 4 7	3.4 3	2. 59
June 30, 2013	19 6	19 6	40.71	40.71	26. 6 8	26. 6 8	3.4 3	3.4 3
June 30, 2014	202	202	47.75	47.75	31. 02	31. 02	3.4 3	3.4 3
June 30, 2015	1 4 3	1 4 3	55.13	55.13	36. 17	36. 17	3.9 3	3.9 3
June 30, 2016	14 9	14 9	62.89	62.89	4 1 . 52	4 1 . 52	3.9 3	3.9 3

1	Class B Shares automatically convert to Class A Shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN MUNICIPAL BOND FUNDS

96

P R O S P E C T U S JULY 1

2006

JPMORGAN MICHIGAN MUNICIPAL BOND FUND

	CLASS A [1]				CLASS C 2
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$536	0.28%	(0.57)%	(0.57)%	$150	5.00%	3.53%	3.53%
June 30, 2008	98	5.29	3.44	4.03	155	10.25	7.18	3.53
June 30, 2009	102	10.55	7.61	4.03	160	15.76	10.97	3.53
June 30, 2010	106	16.08	11.95	4.03	166	21.55	14.89	3.53
June 30, 2011	111	21.88	16.46	4.03	172	27.63	18.94	3.53
June 30, 2012	115	27.98	21.15	4.03	178	34.01	23.14	3.53
June 30, 2013	120	34.38	26.03	4.03	184	40.71	27.49	3.53
June 30, 2014	125	41.10	31.11	4.03	191	47.75	31.99	3.53
June 30, 2015	130	48.15	36.40	4.03	197	55.13	36.65	3.53
June 30, 2016	135	55.56	41.89	4.03	204	62.89	41.47	3.53

1	Reflects a 4.50% Class A Sales Charge in effect until August 1, 2006.
2	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 3 0 , 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN

$250	4.00%	2.53%	2.53%

JPMORGAN MICHIGAN MUNICIPAL BOND FUND

	CLASS A [1]
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$461	1.06%	0.22%	0.22%
July 31, 2008	99	6.12	4.25	4.03
July 31, 2009	103	11.42	8.46	4.03
July 31, 2010	107	16.99	12.83	4.03
July 31, 2011	112	22.84	17.37	4.03
July 31, 2012	116	28.98	22.10	4.03
July 31, 2013	121	35.43	27.02	4.03
July 31, 2014	126	42.21	32.14	4.03
July 31, 2015	131	49.32	37.47	4.03
July 31, 2016	136	56.78	43.01	4.03

1	Reflects a 3.75% Class A Sales Charge for pur chases on or after August 1, 2006.

JPMORGAN MUNICIPAL BOND FUNDS

97

Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

JPMORGAN MICHIGAN MUNICIPAL BOND FUND

	CLASS B1
	ANNUAL COSTS		GROSS CUMULATIVE RETURN		NET CUMULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]
June 30, 2007	$150	$650	5.00%	0.00%	3.53%	(1.47)%	3.53%	(1.47)%
June 30, 2008	155	555	10.25	6.25	7.18	3.18	3.53	(0.33)
June 30, 2009	160	460	15.76	12.76	10.97	7.97	3.53	0.73
June 30, 2010	166	466	21.55	18.55	14.89	11.89	3.53	0.83
June 30, 2011	172	372	27.63	25.63	18.94	16.94	3.53	1.79
June 30, 2012	178	278	34.01	33.01	23.14	22.14	3.53	2.69
June 30, 2013	184	184	40.71	40.71	27.49	27.49	3.53	3.53
June 30, 2014	191	191	47.75	47.75	31.99	31.99	3.53	3.53
June 30, 2015	131	131	55.13	55.13	37.31	37.31	4.03	4.03
June 30, 2016	136	136	62.89	62.89	42.84	42.84	4.03	4.03

1	Class B Shares automatically convert to Class A Shares after eight years.
2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN OHIO MUNICIPAL BOND FUND

	CLASS A [1]				CLASS C 2
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$535	0.28%	(0.5 7)%	(0.5 7)%	$1 5 4	5.00%	3. 49%	3. 49%
June 30, 2008	101	5.29	3.4 1	4.0 0	15 9	10.25	7. 10	3. 49
June 30, 2009	105	10.55	7. 55	4.0 0	1 6 5	15.76	1 0.84	3. 49
June 30, 2010	1 1 0	16.08	1 1 . 8 5	4.0 0	1 70	21.55	1 4.71	3. 49
June 30, 2011	1 14	21.88	16. 32	4.0 0	1 7 6	27.63	1 8 . 7 1	3. 49
June 30, 2012	11 9	27.98	2 0 . 98	4.0 0	1 82	34.01	2 2 . 8 5	3. 49
June 30, 2013	1 23	34.38	2 5 . 82	4.0 0	18 9	40.71	27. 14	3. 49
June 30, 2014	12 8	41.10	3 0 . 85	4.0 0	1 95	47.75	3 1 . 58	3. 49
June 30, 2015	1 33	48.15	36. 08	4.0 0	202	55.13	3 6.17	3. 49
June 30, 2016	13 9	55.56	4 1 . 53	4.0 0	20 9	62.89	4 0 . 92	3. 49

1	Reflects a 4.50% Class A Sales Charge in effect until August 1, 2006.
2	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 3 0 , 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN

$2 54	4.00%	2. 49%	2. 49%

JPMORGAN MUNICIPAL BOND FUNDS

98

P R O S P E C T U S JULY 1

2006

JPMORGAN OHIO MUNICIPAL BOND FUND

	CLASS A [1]
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$461	1.06%	0.22%	0.22%
July 31, 2008	102	6.12	4.22	4.00
July 31, 2009	106	11.42	8.39	4.00
July 31, 2010	111	16.99	12.73	4.00
July 31, 2011	115	22.84	17.24	4.00
July 31, 2012	120	28.98	21.93	4.00
July 31, 2013	124	35.43	26.80	4.00
July 31, 2014	129	42.21	31.88	4.00
July 31, 2015	135	49.32	37.15	4.00
July 31, 2016	140	56.78	42.64	4.00

1	Reflects a 3.75% Class A Sales Charge for pur chases on or after August 1, 2006.

JPMORGAN OHIO MUNICIPAL BOND FUND

	CLASS B1
	ANNUAL COSTS		GROSS CUMULATIVE RETURN		NET CUMULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]
June 30, 2007	$1 53	$6 53	5.00%	0.00%	3.5 0%	(1. 50)%	3.5 0%	(1. 50)%
June 30, 2008	15 8	55 8	10.25	6.25	7. 1 2	3. 1 2	3.5 0	(0.3 6)
June 30, 2009	1 63	4 63	15.76	12.76	1 0.87	7.87	3.5 0	0.7 0
June 30, 2010	16 9	46 9	21.55	18.55	1 4.75	1 1.75	3.5 0	0. 79
June 30, 2011	1 75	3 75	27.63	25.63	1 8.77	1 6 . 77	3.5 0	1. 76
June 30, 2012	1 81	2 81	34.01	33.01	2 2.93	2 1 . 9 3	3.5 0	2. 66
June 30, 2013	18 8	18 8	40.71	40.71	27. 23	27. 23	3.5 0	3.5 0
June 30, 2014	1 94	1 94	47.75	47.75	3 1 . 68	3 1 . 68	3.5 0	3.5 0
June 30, 2015	1 34	1 34	55.13	55.13	3 6 . 95	3 6 . 95	4.0 0	4.0 0
June 30, 2016	1 40	1 40	62.89	62.89	4 2 . 43	4 2 . 43	4.0 0	4.0 0

1	Class B Shares automatically convert to Class A Shares after eight years.
2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

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99

Legal Proceedings and Additional Fee
and Expense Information

CONTINUED

JPMORGAN WEST VIRGINIA MUNICIPAL BOND FUND

	CLASS A [1]				CLASS C 2
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$53 6	0.28%	(0.5 7)%	(0.5 7)%	$1 56	5.00%	3. 47%	3. 47%
June 30, 2008	106	5.29	3. 36	3.95	1 63	10.25	7. 04	3. 4 5
June 30, 2009	111	10.55	7. 45	3.95	1 69	15.76	1 0.73	3. 4 5
June 30, 2010	1 15	16.08	1 1.69	3.95	1 75	21.55	1 4 . 55	3. 4 5
June 30, 2011	1 2 0	21.88	16. 1 0	3.95	1 81	27.63	1 8 . 50	3. 4 5
June 30, 2012	1 2 4	27.98	2 0 . 69	3.95	1 8 7	34.01	2 2 . 5 9	3. 4 5
June 30, 2013	1 29	34.38	2 5 . 45	3.95	1 93	40.71	2 6.82	3. 4 5
June 30, 2014	1 34	41.10	3 0 . 41	3.95	200	47.75	3 1 .2 0	3. 4 5
June 30, 2015	1 40	48.15	3 5 . 56	3.95	207	55.13	3 5.72	3. 4 5
June 30, 2016	1 45	55.56	4 0 . 9 2	3.95	2 1 4	62.89	4 0 . 41	3. 4 5

1	Reflects a 4.50% Class A Sales Charge in effect until August 1, 2006.
2	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 3 0 , 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN

$2 56	4.00%	2. 47%	2. 47%

JPMORGAN WEST VIRGINIA MUNICIPAL BOND FUND

	CLASS A [1]
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
July 31, 2007	$461	1.06%	0.22%	0.22%
July 31, 2008	107	6.12	4.17	3.95
July 31, 2009	112	11.42	8.29	3.95
July 31, 2010	116	16.99	12.57	3.95
July 31, 2011	121	22.84	17.01	3.95
July 31, 2012	125	28.98	21.63	3.95
July 31, 2013	130	35.43	26.44	3.95
July 31, 2014	135	42.21	31.43	3.95
July 31, 2015	141	49.32	36.63	3.95
July 31, 2016	146	56.78	42.02	3.95

1	Reflects a 3.75% Class A Sales Charge for pur chases on or after August 1, 2006.

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P R O S P E C T U S JULY 1

2006

JPMORGAN WEST VIRGINIA MUNICIPAL BOND FUND

	CLASS B1
	ANNUAL COSTS		GROSS CUMULATIVE RETURN		NET CUMULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]	WITHOUT REDEMPTION	WITH REDEMPTION [2]
June 30, 2007	$1 56	$6 56	5.00%	0.00%	3. 47%	(1. 53)%	3. 47%	(1. 53)%
June 30, 2008	1 63	5 63	10.25	6.25	7. 04	3. 04	3. 4 5	(0. 42)
June 30, 2009	1 69	4 69	15.76	12.76	1 0 . 73	7.73	3. 45	0. 65
June 30, 2010	1 75	4 75	21.55	18.55	1 4 . 55	1 1 . 55	3. 4 5	0. 74
June 30, 2011	1 81	3 81	27.63	25.63	1 8 . 50	1 6 . 50	3. 4 5	1. 70
June 30, 2012	1 8 7	2 8 7	34.01	33.01	2 2 . 5 9	2 1 . 5 9	3. 4 5	2. 61
June 30, 2013	1 93	1 93	40.71	40.71	2 6.82	2 6.82	3. 4 5	3. 4 5
June 30, 2014	200	200	47.75	47.75	3 1 .2 0	3 1 .2 0	3. 4 5	3. 4 5
June 30, 2015	1 40	1 40	55.13	55.13	3 6 .38	3 6 .38	3.95	3.95
June 30, 2016	1 46	1 46	62.89	62.89	4 1.77	4 1.77	3.95	3.95

1	Class B Shares automatically convert to Class A Shares after eight years.
2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN MUNICIPAL BOND FUNDS

101

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds’ performance for the last five years or the period of the Funds’ operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements , is incorporated by reference in the Statement of Additional Information, which is available upon request.

Class A

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period
Arizona Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	$9.84	$0.25	$(0.21)	$0.04	$(0.25)	$(0.03)	$(0.28)	$9.60
Year Ended June 30, 2005	9.76	0.38	0.09	0.47	(0.39)	—	(0.39)	9.84
Year Ended June 30, 2004	10.19	0.38	(0.41)	(0.03)	(0.38)	(0.02)	(0.40)	9.76
Year Ended June 30, 2003	9.84	0.39	0.36	0.75	(0.40)	—	(0.40)	10.19
Year Ended June 30, 2002	9.67	0.39	0.20	0.59	(0.42)	—	(0.42)	9.84
Year Ended June 30, 2001	9.39	0.43	0.28	0.71	(0.43)	—	(0.43)	9.67

Kentucky Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.37	0.26	(0.22)	0.04	(0.26)	—	(0.26)	10.15
Year Ended June 30, 2005	10.26	0.39	0.11	0.50	(0.39)	—	(0.39)	10.37
Year Ended June 30, 2004	10.67	0.40	(0.41)	(0.01)	(0.40)	—	(0.40)	10.26
Year Ended June 30, 2003	10.32	0.40	0.36	0.76	(0.41)	—	(0.41)	10.67
Year Ended June 30, 2002	10.20	0.43	0.13	0.56	(0.44)	—	(0.44)	10.32
Year Ended June 30, 2001	9.90	0.47	0.30	0.77	(0.47)	—	(0.47)	10.20

Louisiana Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.27	0.26	(0.26)	—	(0.26)	—	(0.26)	10.01
Year Ended June 30, 2005	10.15	0.40	0.12	0.52	(0.40)	—	(0.40)	10.27
Year Ended June 30, 2004	10.59	0.37	(0.44)	(0.07)	(0.37)	—	(0.37)	10.15
Year Ended June 30, 2003	10.21	0.38	0.38	0.76	(0.38)	—	(0.38)	10.59
Year Ended June 30, 2002	10.08	0.42	0.13	0.55	(0.42)	—	(0.42)	10.21
Year Ended June 30, 2001	9.74	0.45	0.34	0.79	(0.45)	—	(0.45)	10.08

Michigan Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.90	0.29	(0.21)	0.08	(0.29)	—	(0.29)	10.69
Year Ended June 30, 2005	10. 8 3	0. 43	0. 07	0. 5 0	(0. 43)	—	(0. 43)	10. 90
Year Ended June 30, 2004	11.30	0.45	(0.48)	(0.03)	(0.44)	—	(0.44)	10.83
Year Ended June 30, 2003	10.84	0.43	0.46	0.89	(0.43)	—	(0.43)	11.30
Year Ended June 30, 2002	10.65	0.46	0.19	0.65	(0.46)	—	(0.46)	10.84
Year Ended June 30, 2001	10.22	0.47	0.43	0.90	(0.47)	—	(0.47)	10.65

( a )	Annualized for periods less than one year.

( b )	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principals generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Includes interest expense for custody overdraft and interfund lending of 1 basis point.

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P R O S P E C T U S JULY 1

2006

	Ratios/Supplemental data
		Ratios to average net assets ( a )
Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate ( b )
0.37%	$32,964	0.88%		3.82%	1.01%	4%
4.87	26,429	0.86		3.86	0.99	5
(0.34)	16,352	0.84		3.76	0.99	11
7.73	11,576	0.84		3.91	0.99	18
6.25	9,462	0.84		4.26	0.99	12
7.72	2,746	0.84		4.46	0.99	17

0.42	14,245	0.88		3.85	1.04	4
4.97	17,032	0.86		3.76	1.00	3
(0.08)	13,935	0.86		3.84	1.01	5
7.48	15,593	0.86		3.86	1.01	9
5.61	13,099	0.86		4.30	1.01	15
7.90	8,906	0.86		4.64	1.01	17

0.05	41,687	0.89	(e)	3.88	1.07	2
5.20	53,725	0.87		3.82	1.13	3
(0.68)	59,497	0.86		3.58	1.16	2
7.58	76,095	0.86		3.65	1.16	10
5.59	69,037	0.86		4.15	1.16	22
8.28	59,662	0.86		4.56	1.16	11

0.71	71,898	0.86		3.99	0.97	4
4.69	78,000	0.86		3.93	1.01	12
(0.28)	77,774	0.85		3.96	1.00	10
8.37	97,090	0.85		3.91	1.00	11
6.22	69,371	0.85		4.28	1.00	8
9.00	57,728	0.84		4.51	0.99	17

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Financial Highlights

CONTINUED

Class A (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period
Municipal Income Fund
July 1, 2005 to February 28, 2006 (d)	$9.92	$0.2 4	$(0.1 4)	$0.10	$(0.23)	$—	$(0.23)	$9.79
Year Ended June 30, 2005	9.79	0.37	0.14	0.51	(0.38)	—	(0.38)	9.92
Year Ended June 30, 2004	10.13	0.39	(0.35)	0.04	(0.38)	—	(0.38)	9.79
Year Ended June 30, 2003	9.93	0.40	0.20	0.60	(0.40)	—	(0.40)	10.13
Year Ended June 30, 2002	9.83	0.43	0.10	0.53	(0.43)	—	(0.43)	9.93
Year Ended June 30, 2001	9.49	0.46	0.34	0.80	(0.46)	—	(0.46)	9.83

Ohio Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	11.09	0.28	(0.21)	0.07	(0.28)	—	(0.28)	10.88
Year Ended June 30, 2005	10.98	0.41	0.12	0.53	(0.42)	—	(0.42)	11.09
Year Ended June 30, 2004	11.41	0.41	(0.43)	(0.02)	(0.41)	—	(0.41)	10.98
Year Ended June 30, 2003	11.01	0.40	0.41	0.81	(0.41)	—	(0.41)	11.41
Year Ended June 30, 2002	10.82	0.46	0.19	0.65	(0.46)	—	(0.46)	11.01
Year Ended June 30, 2001	10.47	0.51	0.35	0.86	(0.51)	—	(0.51)	10.82

Short Term Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.17	0.16	(0.07)	0.09	(0.16)	—	(0.16)	10.10
Year Ended June 30, 2005	10.16	0.23	0.02	0.25	(0.24)	—	(0.24)	10.17
Year Ended June 30, 2004	10.40	0.22	(0.21)	0.01	(0.22)	(0.03)	(0.25)	10.16
Year Ended June 30, 2003	10.21	0.26	0.20	0.46	(0.26)	(0.01)	(0.27)	10.40
Year Ended June 30, 2002	10.07	0.32	0.14	0.46	(0.32)	—	(0.32)	10.21
Year Ended June 30, 2001	9.87	0.42	0.20	0.62	(0.42)	—	(0.42)	10.07

Tax Free Bond Fund
July 1, 2005 to February 28, 2006 (d)	13.04	0. 33	( 0.2 0)	0.13	(0.34)	(0.07)	(0.41)	12.76
Year Ended June 30, 2005	12.90	0.54	0.33	0.87	(0.53)	(0.20)	(0.73)	13.04
Year Ended June 30, 2004	13.44	0.55	(0.52)	0.03	(0.55)	(0.02)	(0.57)	12.90
Year Ended June 30, 2003	12.91	0.55	0.54	1.09	(0.56)	—	(0.56)	13.44
Year Ended June 30, 2002	12.74	0.57	0.18	0.75	(0.58)	—	(0.58)	12.91
Year Ended June 30, 2001	12.16	0.58	0.58	1.16	(0.58)	—	(0.58)	12.74

West Virginia Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.32	0.27	(0.22)	0.05	(0.27)	—	(0.27)	10.10
Year Ended June 30, 2005	10.21	0.39	0.11	0.50	(0.39)	—	(0.39)	10.32
Year Ended June 30, 2004	10.64	0.39	(0.44)	(0.05)	(0.38)	—	(0.38)	10.21
Year Ended June 30, 2003	10.27	0.41	0.37	0.78	(0.41)	—	(0.41)	10.64
Year Ended June 30, 2002	10.14	0.46	0.13	0.59	(0.46)	—	(0.46)	10.27
Year Ended June 30, 2001	9.81	0.46	0.33	0.79	(0.46)	—	(0.46)	10.14

( a )	Annualized for periods less than one year.

( b )	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principals generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

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104

P R O S P E C T U S JULY 1

2006

	Ratios/Supplemental data
		Ratios to average net assets ( a )
Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate ( b )
1.04%	$116,863	0.84%	3.68%	0.94%	28%
5.25	126,834	0.85	3.66	0.98	39
0.39	131,692	0.84	3.84	0.99	48
6.17	183,392	0.84	4.02	0.99	74
5.52	166,452	0.84	4.40	0.99	94
8.56	166,096	0.83	4.74	0.98	65

0.62	76,935	0.88	3.80	1.00	4
4.85	78,525	0.86	3.72	1.10	7
(0.18)	74,235	0.85	3.63	1.16	16
7.44	87,877	0.85	3.61	1.16	15
6.08	47,914	0.85	4.23	1.16	21
8.32	32,308	0.85	4.74	1.16	16

0.89	67,143	0.80	2.33	0.92	13
2.47	85,690	0.80	2.28	1.08	41
0.11	107,434	0.80	2.10	1.16	138
4.57	109,112	0.80	2.53	1.15	110
4.64	49,927	0.80	3.13	1.15	94
6.38	8,423	0.80	4.13	1.16	89

0.98	106,675	0.75	3.87	0.93	30
6.82	102,064	0.79	3.99	0.96	43
0.27	57,927	0.84	4.16	0.99	20
8.59	67,693	0.83	4.22	0.98	12
5.97	51,859	0.83	4.47	0.98	11
9.67	46,849	0.83	4.59	0.98	34

0.47	7,985	0.88	3.98	1.05	4
4.93	7,677	0.86	3.74	1.01	4
(0.50)	7,695	0.85	3.66	1.01	20
7.77	10,045	0.84	3.97	1.00	10
5.89	6,422	0.86	4.48	1.01	12
8.19	5,639	0.86	4.60	1.01	8

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105

Financial Highlights

CONTINUED

Class B

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period
Arizona Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	$9.92	$0.21	$(0.20)	$0.01	$(0.21)	$(0.03)	$(0.24)	$9.69
Year Ended June 30, 2005	9.85	0.32	0.08	0.40	(0.33)	—	(0.33)	9.92
Year Ended June 30, 2004	10.30	0.31	(0.43)	(0.12)	(0.31)	(0.02)	(0.33)	9.85
Year Ended June 30, 2003	9.92	0.32	0.39	0.71	(0.33)	—	(0.33)	10.30
Year Ended June 30, 2002	9.75	0.35	0.18	0.53	(0.36)	—	(0.36)	9.92
Year Ended June 30, 2001	9.46	0.37	0.29	0.66	(0.37)	—	(0.37)	9.75

Kentucky Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.30	0.22	(0.22)	—	(0.22)	—	(0.22)	10.08
Year Ended June 30, 2005	10.19	0.33	0.11	0.44	(0.33)	—	(0.33)	10.30
Year Ended June 30, 2004	10.60	0.33	(0.41)	(0.08)	(0.33)	—	(0.33)	10.19
Year Ended June 30, 2003	10.26	0.34	0.34	0.68	(0.34)	—	(0.34)	10.60
Year Ended June 30, 2002	10.14	0.38	0.12	0.50	(0.38)	—	(0.38)	10.26
Year Ended June 30, 2001	9.84	0.40	0.30	0.70	(0.40)	—	(0.40)	10.14

Louisiana Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.27	0.22	(0.25)	(0.03)	(0.22)	—	(0.22)	10.02
Year Ended June 30, 2005	10.15	0.33	0.12	0.45	(0.33)	—	(0.33)	10.27
Year Ended June 30, 2004	10.58	0.31	(0.43)	(0.12)	(0.31)	—	(0.31)	10.15
Year Ended June 30, 2003	10.21	0.32	0.37	0.69	(0.32)	—	(0.32)	10.58
Year Ended June 30, 2002	10.08	0.36	0.13	0.49	(0.36)	—	(0.36)	10.21
Year Ended June 30, 2001	9.75	0.39	0.33	0.72	(0.39)	—	(0.39)	10.08

Michigan Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.45	0.22	(0.20)	0.02	(0.24)	—	(0.24)	10.23
Year Ended June 30, 2005	10.40	0.34	0.08	0.42	(0.37)	—	(0.37)	10.45
Year Ended June 30, 2004	10.87	0.35	(0.45)	(0.10)	(0.37)	—	(0.37)	10.40
Year Ended June 30, 2003	10.45	0.35	0.44	0.79	(0.37)	—	(0.37)	10.87
Year Ended June 30, 2002	10.29	0.38	0.18	0.56	(0.40)	—	(0.40)	10.45
Year Ended June 30, 2001	9.89	0.41	0.40	0.81	(0.41)	—	(0.41)	10.29

Municipal Income Fund
July 1, 2005 to February 28, 2006 (d)	9.86	0. 20	(0.1 4)	0.06	(0.19)	—	(0.19)	9.73
Year Ended June 30, 2005	9.74	0.30	0.14	0.44	(0.32)	—	(0.32)	9.86
Year Ended June 30, 2004	10.08	0.32	(0.35)	(0.03)	(0.31)	—	(0.31)	9.74
Year Ended June 30, 2003	9.89	0.34	0.19	0.53	(0.34)	—	(0.34)	10.08
Year Ended June 30, 2002	9.79	0.37	0.10	0.47	(0.37)	—	(0.37)	9.89
Year Ended June 30, 2001	9.45	0.40	0.34	0.74	(0.40)	—	(0.40)	9.79

( a )	Annualized for periods less than one year.

( b )	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principals generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Includes interest expense for custody overdraft and interfund lending of 1 basis point.

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	Ratios/Supplemental data
		Ratios to average net assets ( a )
Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate ( b )
0.05%	$2,387	1.51%		3.18%	1.51%	4%
4.10	2,158	1.48		3.24	1.59	5
(1.18)	1,831	1.49		3.11	1.64	11
7.09	1,761	1.49		3.25	1.64	18
5.53	1,032	1.49		3.62	1.64	12
7.08	863	1.49		3.81	1.64	17

(0.01)	7,806	1.52		3.21	1.54	4
4.34	9,413	1.49		3.12	1.60	3
(0.73)	10,533	1.51		3.18	1.66	5
6.73	14,947	1.51		3.21	1.66	9
4.97	14,559	1.51		3.65	1.66	15
7.22	13,558	1.51		3.99	1.66	17

(0.30)	8,580	1.54	(e)	3.23	1.57	2
4.48	11,643	1.51		3.18	1.73	3
(1.17)	13,298	1.51		2.93	1.81	2
6.90	16,332	1.51		3.00	1.81	10
4.90	13,085	1.51		3.50	1.81	22
7.48	10,715	1.51		3.91	1.81	11

0.23	26,334	1.47		3.37	1.47	4
4.12	30,233	1.49		3.30	1.60	12
(0.93)	33,018	1.50		3.32	1.65	10
7.64	38,980	1.50		3.26	1.65	11
5.49	28,567	1.50		3.63	1.65	8
8.33	17,961	1.49		3.92	1.64	17

0.62	55,914	1.44		3.09	1.44	28
4.53	69,964	1.47		3.05	1.58	39
(0.27)	89,997	1.49		3.19	1.64	48
5.56	120,581	1.49		3.37	1.64	74
4.78	111,849	1.49		3.75	1.64	94
7.91	100,458	1.48		4.10	1.64	65

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Financial Highlights

CONTINUED

Class B (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period
Ohio Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	$11.16	$0.24	$(0.21)	$0.03	$(0.23)	$—	$(0.23)	$10.96
Year Ended June 30, 2005	11.05	0.35	0.11	0.46	(0.35)	—	(0.35)	11.16
Year Ended June 30, 2004	11.49	0.34	(0.44)	(0.10)	(0.34)	—	(0.34)	11.05
Year Ended June 30, 2003	11.08	0.34	0.41	0.75	(0.34)	—	(0.34)	11.49
Year Ended June 30, 2002	10.90	0.39	0.18	0.57	(0.39)	—	(0.39)	11.08
Year Ended June 30, 2001	10.54	0.44	0.36	0.80	(0.44)	—	(0.44)	10.90

Short Term Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.25	0.13	(0.07)	0.06	(0.13)	—	(0.13)	10.18
Year Ended June 30, 2005	10.23	0.19	0.02	0.21	(0.19)	—	(0.19)	10.25
Year Ended June 30, 2004	10.47	0.17	(0.21)	(0.04)	(0.17)	(0.03)	(0.20)	10.23
Year Ended June 30, 2003	10.28	0.21	0.20	0.41	(0.21)	(0.01)	(0.22)	10.47
Year Ended June 30, 2002	10.14	0.27	0.14	0.41	(0.27)	—	(0.27)	10.28
Year Ended June 30, 2001	9.94	0.36	0.20	0.56	(0.36)	—	(0.36)	10.14

Tax Free Bond Fund
July 1, 2005 to February 28, 2006 (d)	13.01	0. 2 7	( 0. 2 0)	0.07	(0.28)	(0.07)	(0.35)	12.73
Year Ended June 30, 2005	12.88	0.45	0.32	0.77	(0.44)	(0.20)	(0.64)	13.01
Year Ended June 30, 2004	13.42	0.47	(0.52)	(0.05)	(0.47)	(0.02)	(0.49)	12.88
Year Ended June 30, 2003	12.89	0.47	0.54	1.01	(0.48)	—	(0.48)	13.42
Year Ended June 30, 2002	12.72	0.48	0.19	0.67	(0.50)	—	(0.50)	12.89
Year Ended June 30, 2001	12.16	0.50	0.56	1.06	(0.50)	—	(0.50)	12.72

West Virginia Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.30	0.23	(0.22)	0.01	(0.22)	—	(0.22)	10.09
Year Ended June 30, 2005	10.20	0.32	0.10	0.42	(0.32)	—	(0.32)	10.30
Year Ended June 30, 2004	10.62	0.32	(0.43)	(0.11)	(0.31)	—	(0.31)	10.20
Year Ended June 30, 2003	10.26	0.35	0.36	0.71	(0.35)	—	(0.35)	10.62
Year Ended June 30, 2002	10.13	0.38	0.14	0.52	(0.39)	—	(0.39)	10.26
Year Ended June 30, 2001	9.80	0.39	0.33	0.72	(0.39)	—	(0.39)	10.13

(a)	Annualized for periods less than one year.

( b )	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principals generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

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	Ratios/Supplemental data
		Ratios to average net assets ( a )
Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate ( b )
0.28%	$39,832	1.50%	3.18%	1.50%	4%
4.21	48,375	1.49	3.08	1.70	7
(0.91)	56,279	1.50	2.98	1.81	16
6.82	73,263	1.50	2.99	1.81	15
5.30	58,650	1.50	3.59	1.81	21
7.67	47,332	1.50	4.07	1.81	16

0.54	13,024	1.30	1.82	1.42	13
2.01	16,334	1.30	1.77	1.68	41
(0.40)	20,726	1.30	1.60	1.81	138
4.04	22,804	1.30	2.02	1.80	110
4.10	7,728	1.30	2.66	1.80	94
5.76	1,729	1.34	3.63	1.81	89

0.52	13,634	1.43	3.18	1.43	30
6.06	16,129	1.46	3.36	1.55	43
(0.38)	13,446	1.49	3.51	1.64	20
7.92	17,324	1.48	3.57	1.63	12
5.33	13,003	1.48	3.82	1.63	11
8.82	7,253	1.48	3.94	1.63	34

0.14	8,131	1.53	3.33	1.55	4
4.17	9,177	1.51	3.09	1.61	4
(1.15)	10,626	1.50	3.02	1.66	20
7.08	12,568	1.49	3.33	1.65	10
5.26	10,008	1.51	3.83	1.66	12
7.49	7,075	1.51	3.97	1.66	8

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Financial Highlights

CONTINUED

Class C

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period
Arizona Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	$9.92	$0.21	$(0.22)	$(0.01)	$(0.21)	$(0.03)	$(0.24)	$9.67
February 18, 2005 ( e ) to June 30, 2005	9.96	0.13	(0.02)	0.11	(0.15)	—	(0.15)	9.92

Michigan Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.44	0.24	(0.21)	0.03	(0.25)	—	(0.25)	10.22
February 18, 2005 ( e ) to June 30, 2005	10.51	0.15	(0.05)	0.10	(0.17)	—	(0.17)	10.44

Municipal Income Fund
July 1, 2005 to February 28, 2006 (d)	9.85	0. 20	(0.1 4)	0.06	(0.19)	—	(0.19)	9.72
Year Ended June 30, 2005	9.73	0.30	0.14	0.44	(0.32)	—	(0.32)	9.85
Year Ended June 30, 2004	10.07	0.33	(0.35)	(0.02)	(0.32)	—	(0.32)	9.73
Year Ended June 30, 2003	9.88	0.33	0.20	0.53	(0.34)	—	(0.34)	10.07
Year Ended June 30, 2002	9.79	0.36	0.10	0.46	(0.37)	—	(0.37)	9.88
Year Ended June 30, 2001	9.45	0.39	0.34	0.73	(0.39)	—	(0.39)	9.79

Ohio Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	11.15	0.25	(0.23)	0.02	(0.24)	—	(0.24)	10.93
February 18, 2005 ( e ) to June 30, 2005	11.22	0.14	(0.04)	0.10	(0.17)	—	(0.17)	11.15

Short Term Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.25	0.13	(0.07)	0.06	(0.13)	—	(0.13)	10.18
Year Ended June 30, 2005	10.23	0.19	0.01	0.20	(0.18)	—	(0.18)	10.25
Year Ended June 30, 2004	10.47	0.17	(0.21)	(0.04)	(0.17)	(0.03)	(0.20)	10.23
Year Ended June 30, 2003	10.28	0.21	0.20	0.41	(0.21)	(0.01)	(0.22)	10.47
November 1, 2001 ( e ) to June 30, 2002	10.28	0.17	0.01	0.18	(0.18)	—	(0.18)	10.28

( a )	Annualized for periods less than one year.

( b )	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principals generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

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	Ratios/Supplemental data
		Ratios to average net assets ( a )
Total return (excludes sales charge) (b) (c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
(0.09)%	$1,826	1.51%	3.20%	1.51%	4%
1.07	422	1.48	3.20	1.50	5

0.27	2,325	1.47	3.38	1.47	4
0.98	1,133	1.48	3.31	1.55	12

0.62	26,635	1.44	3.09	1.44	28
4.55	33,941	1.47	3.05	1.58	3 9
(0.26)	41,703	1.49	3.19	1.64	48
5.46	58,554	1.49	3.36	1.64	74
4.81	42,670	1.49	3.74	1.64	94
7.90	20,031	1.48	4.09	1.64	65

0.19	2,711	1.51	3.19	1.51	4
0.86	585	1.47	3.18	1.51	7

0.55	36,022	1.30	1.82	1.42	13
2.00	52,332	1.30	1.77	1.68	41
(0.41)	77,977	1.30	1.60	1.81	138
4.02	94,853	1.30	2.03	1.80	110
3.97	35,477	1.30	2.54	1.82	94

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Appendix A — Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

FUND NAME	FUND CODE
Short Term Municipal Bond Fund	1
Tax Free Bond Fund	2
Municipal Income Fund	3
Arizona Municipal Bond Fund	4
Kentucky Municipal Bond Fund	5
Louisiana Municipal Bond Fund	6
Michigan Municipal Bond Fund	7
Ohio Municipal Bond Fund	8
West Virginia Municipal Bond Fund	9

Instrument	Fund Code	Risk Type
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
	1–9	Prepayment Market Credit Regulatory
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Funds will sell only covered call and secured put options.
	1–9	Management Liquidity Credit Market Leverage
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1–9	Credit Liquidity Market
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.
	1–9	Market Liquidity Management
Exchange-Traded Funds: Ownership in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. Exchange-traded funds or ETFs include a wide range of investments such as iShares, Standard and Poor’s Depository Receipts (SPDRs), and NASDAQ 100’s.
	1-9	Market Investment Company
Inverse Floating Rate Instruments: Floating rate debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1–9	Credit Market Leverage

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Instrument	Fund Code	Risk Type
Investment Company Securities: Shares of other mutual funds, including JPMorgan money market funds and shares of other money market mutual funds for which JPMorgan Investment Advisors or its affiliates serve as investment adviser or administrator. JPMorgan Investment Advisors will waive certain fees when investing in funds for which it serves as investment adviser to the extent required by law.
	1–9	Market Investment Company
Loan Participations and Assignments: Participations in, or assignments of municipal securities, including municipal leases.	1–9	Market Credit Political Liquidity Tax
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs).
	1–9	Prepayment Market Credit Regulatory Leverage
Municipal Bonds: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal bonds include private activity bonds and industrial development bonds, as well as General Obligation Notes, Bond Anticipation Notes, Tax Anticipation Notes, Revenue Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, participations in pools of municipal securities, obligations of municipal housing authorities and single family revenue bonds.
	1–9	Credit Political Tax Market Regulatory
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may invest in such options, contracts and products.	1–9	Management Credit Market Liquidity
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1–9	Liquidity Market Credit
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage-backed obligations. These include IOs and POs.
	1–9	Prepayment Market Credit Regulatory
Structured Instruments: Debt securities issued by agencies and instrumentalities of the U.S. government, banks, municipalities, corporations and other businesses whose interest and/or principal payments are indexed to foreign currency exchange rates, interest rates, or one or more other referenced indices.
	1–9	Market Liquidity Management Credit Foreign Investment

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CONTINUED

Instrument	Fund Code	Risk Type
Swaps, Caps and Floors: A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors. Swaps involve an exchange of obligations by two parties. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in the value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities or commodities representing a particular index. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.
	1–9	Management Credit Liquidity Market
Treasury Receipts: TRs, TIGRs and CATS.	1–9	Market
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include Ginnie Mae, Fannie Mae, and Freddie Mac.	1–9	Market Credit Govt. Securities
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES.	1–9	Market
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	1–9	Market Credit Liquidity
When-Issued Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1–9	Market Leverage Liquidity Credit
Zero Coupon Debt Securities: Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.
	1–9	Credit Market Zero Coupon

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Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

•	Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

•	Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

•	Government Securities Risk. The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

•	Investment Company Risk. If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

•	Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged.  When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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CONTINUED

•	Management Risk. The risk that a strategy used by a fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

•	Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

•	Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

•	Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

•	Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

•	Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

•	Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. This risk is similar to Credit Risk, which is described above.

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HOW TO REACH US

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI).

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION?

You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can also review and copy the Funds’ reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202- 551 -8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)

©JPMorgan Chase & Co. All Rights Reserved. July 2006.

PR-MBABC-T2-706

PROSPECTUS JULY 1, 2006

JPMorgan

Municipal Bond

Funds

Select Class Shares

JPMorgan Short Term Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Arizona Municipal Bond Fund
JPMorgan Kentucky Municipal Bond Fund
JPMorgan Louisiana Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan West Virginia Municipal Bond Fund

The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

CONTENTS

Fund Summaries: Investments, Risk & Performance	1
JPMorgan Short Term Municipal Bond Fund	1
JPMorgan Tax Free Bond Fund	7
JPMorgan Municipal Income Fund	13
JPMorgan Arizona Municipal Bond Fund	19
JPMorgan Kentucky Municipal Bond Fund	25
JPMorgan Louisiana Municipal Bond Fund	31
JPMorgan Michigan Municipal Bond Fund	37
JPMorgan Ohio Municipal Bond Fund	43
JPMorgan West Virginia Municipal Bond Fund	49
More About the Funds	55
Principal Investment Strategies	55
Investment Risks	57
Portfolio Quality	57
Temporary Defensive Positions	58
Portfolio Turnover	58
How to Do Business with the Funds	59
Purchasing Fund Shares	59
Shareholder Servicing Fees	63
Networking and Sub-Transfer Agency Fees	63
Exchanging Fund Shares	63
Redeeming Fund Shares	64
Shareholder Information	66
Dividend Policies	66
Tax Treatment of Shareholders	66
Shareholder Statements and Reports	68
Availability of Proxy Voting Record	69
Portfolio Holdings Disclosure	69
Management of the Funds	70
The Adviser, Administrator and Distributor	7 0
Advisory Fees	7 0
Additional Compensation to Financial Intermediaries	7 0
The Fund Managers	71
Legal Proceedings and Additional Fee and Expense Information	73
Financial Highlights	82
Appendix A—Investment Practices	8 6

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Short Term Municipal Bond Fund
    (formerly One Group® Short-Term Municipal Bond Fund)

What is the goal of the Fund?

The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

What are the Fund’s main investment strategies?

The Fund invests in a portfolio of municipal bonds with an average weighted maturity of three years or less. From time to time, a significant portion of the Fund’s total assets may be invested in municipal housing authority obligations. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Short Term Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk. The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such

JPMORGAN MUNICIPAL BOND FUNDS

1

JPMorgan
    Short Term Municipal Bond Fund

CONTINUED

default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality. The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

2

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s per formance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR) [1,2] — SELECT CLASS SHARES

BEST QUARTER 2nd quarter, 2002	2.3 9%
WORST QUARTER 2nd quarter, 2004	–1.5 1%

The Fund’s year-to-date total return through 3/31/06 was 0.39%.

1	Performance data includes performance of the Pegasus Short Municipal Bond Fund for the period before it was consolidated with the Fund on March 22, 1999.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

3

JPMorgan
    Short Term Municipal Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	PERFORMANCE SINCE 5/4/98
SELECT CLASS	5/4/98
Return Before Taxes		1.27	3.30	3.57
Return After Taxes on Distributions		1.27	3.27	3.55
Return After Taxes on Distributions and Sale of Fund Shares		1.75	3.24	3.53
LEHMAN BROTHERS SHORT MUNICIPAL BOND INDEX2 ˆ (no deduction for fees, expenses or taxes)		0.98	3.62	3.91
LIPPER SHORT-TERM MUNICIPAL DEBT FUND INDEX3 ˆ (no deduction for sales charges or taxes)		1.75	2.7 9	3.14

1	The performance data includes the performance of the Pegasus Short Municipal Bond Fund for the period before it was consolidated with the Fund on March 22, 1999.

2	The Lehman Brothers Short Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with short-term maturities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses .

3	The Lipper Short-Term Municipal Debt Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN MUNICIPAL BOND FUNDS

4

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0.25
Shareholder Service Fees	0.25
Other Expenses [1]	0.17
Total Annual Fund Operating Expenses	0.67
Fee Waiver and/or Expense Reimbursement [2]	(0.12)
Net Expenses [2]	0. 55

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0. 55 % of the average daily net assets of the Select Class Shares through 6/ 30 / 07 .

JPMORGAN MUNICIPAL BOND FUNDS

5

JPMorgan
    Short Term Municipal Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST($) (with or without redemption)	56	202	361	823

JPMORGAN MUNICIPAL BOND FUNDS

6

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Tax Free Bond Fund
    (formerly One Group® Tax-Free Bond Fund)

What is the goal of the Fund?

The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in a portfolio of municipal bonds. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Tax Free Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 20% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in

JPMORGAN MUNICIPAL BOND FUNDS

7

JPMorgan
    Tax Free Bond Fund

CONTINUED

shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

8

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR) [1,2] — SELECT CLASS SHARES

BEST QUARTER: 4th quarter, 2002	2.39%
WORST QUARTER: 2nd quarter, 2004	–2.2 0%

The Fund’s year-to-date total return through 3/31/06 was 0.00%.

1	Performance data includes performance of the Pegasus Municipal Bond Fund for the period before it was consolidated with the Fund on March 22, 1999.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

9

JPMorgan
    Tax Free Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	2 /1/ 95
Return Before Taxes		2.46	5.02	5.22
Return After Taxes on Distributions		2.36	4.94	5.14
Return After Taxes on Distributions and Sale of Fund Shares		3.14	4.96	5.13
LEHMAN BROTHERS MUNICIPAL BOND INDEX2 ˆ
(no deduction for fees, expenses or taxes)		3.51	5.59	5.71
LIPPER GENERAL MUNICIPAL FUND INDEX3 ˆ
(no deduction for sales charges or taxes)		3.71	5.18	5.09

1	The performance information for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Municipal Bond Fund and the Pegasus Municipal Bond Fund.

2	The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of the municipal bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses .

3	The Lipper General Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN MUNICIPAL BOND FUNDS

10

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0.30
Shareholder Service Fees	0.25
Other Expenses [1]	0.13
Total Annual Fund Operating Expenses	0.68
Fee Waiver and/or Expense Reimbursement [2]	(0.10)
Net Expenses [2]	0.5 8

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0. 58 % of the average daily net assets of the Select Class Shares through 6/ 30 / 0 7 .

JPMORGAN MUNICIPAL BOND FUNDS

11

JPMorgan
    Tax Free Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST($) ( w ith or without redemption)	59	207	369	837

JPMORGAN MUNICIPAL BOND FUNDS

12

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Municipal Income Fund
    (formerly One Group® Municipal Income Fund)

What is the goal of the Fund?

The Fund seeks current income exempt from federal income taxes.

What are the Fund’s main investment strategies?

The Fund invests in a portfolio of municipal bonds, including mortgage-backed securities. While current income is the Fund’s primary focus, it seeks to produce income in a manner consistent with the preservation of principal. The Fund’s average weighted maturity will range between three and 15 years, although the Fund may shorten its average weighted maturity to as little as two years if appropriate for temporary defensive purposes. From time to time, a significant portion of the Fund’s total assets may be invested in municipal housing authority obligations. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Municipal Income Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Prepayment and Call Risk.  As part of its main investment strategies, the Fund may invest in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline

JPMORGAN MUNICIPAL BOND FUNDS

13

JPMorgan
    Municipal Income Fund

CONTINUED

in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

14

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR) [1] — SELECT CLASS SHARES

BEST QUARTER: 4th quarter, 2000	3.49%
WORST QUARTER: 2nd quarter, 2004	–2.3 2%

The Fund’s year-to-date total return through 3/31/06 was 0.06%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

15

JPMorgan
    Municipal Income Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	2/ 9 /93
Return Before Taxes		2.30	4.35	4.68
Return After Taxes on Distributions		2.30	4.35	4.68
Return After Taxes on Distributions and Sale of Fund Shares		2.84	4.36	4.70
LEHMAN BROTHERS COMPETITIVE INTERMEDIATE (1–17 YEAR) MATURITIES INDEX 1 ˆ (no deduction for fees, expenses or taxes)		2.20	5.00	5.29
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX 2 ˆ (no deduction for fees, expenses or taxes)		1.72	5.13	5.26
LEHMAN BROTHERS 3–15 YEAR MUNICIPAL BOND INDEX 3 ˆ (no deduction for fees, expenses or taxes)		2.25	5.18	5.42
LIPPER INTERMEDIATE MUNICIPAL FUND INDEX 4 ˆ (no deduction for sales charges or taxes)		2.01	4.45	4.62

1	The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment grade, tax-exempt bonds with maturities of 1 to 17 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The index for the Fund has been changed from the Lehman Brothers 7 Year Municipal Bond Index and the Lehman Brothers 3–15 Year Municipal Bond Index to the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index in order to better represent the investment policies for comparison purposes.

2	The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

3	The Lehman Brothers 3–15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3–15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

4	The Lipper Intermediate Municipal Fund Index is typically comprised of the 30 largest mutual funds in this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN MUNICIPAL BOND FUNDS

16

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0.30
Shareholder Service Fees	0.25
Other Expenses [1]	0.14
Total Annual Fund Operating Expenses	0.69
Fee Waiver and/or Expense Reimbursement [2]	(0. 0 7)
Net Expenses [2]	0. 62

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0. 62 % of the average daily net assets of the Select Class Shares through 6/ 30 / 0 7 .

JPMORGAN MUNICIPAL BOND FUNDS

17

JPMorgan
    Municipal Income Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST($) ( w ith or without redemption)	6 3	21 4	37 7	8 52

JPMORGAN MUNICIPAL BOND FUNDS

18

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Arizona Municipal Bond Fund
    (formerly One Group® Arizona Municipal Bond Fund)

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and Arizona personal income tax, consistent with the preservation of principal.

What are the Fund’s main investment strategies?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Arizona personal income tax. A portion of the Fund’s total assets also may be invested in municipal bonds issued by other states and territories. The Fund’s average weighted maturity normally will range between three and 15 years, although the Fund may invest in securities with any maturity. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Arizona Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Non-Diversification.  The Fund is “non-diversified.” This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration.  Because the Arizona Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of Arizona issuers, certain factors affecting Arizona including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund’s investments. For example, although Arizona’s population growth continues to outpace the national average, this growth is expensive and Arizona’s economic outlook depends on its ability to match long-term revenues with expenditures. In addition, Arizona’s continued

JPMORGAN MUNICIPAL BOND FUNDS

19

JPMorgan
    Arizona Municipal Bond Fund

CONTINUED

growth depends, to some extent, on its ability to manage its water resources.

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

20

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR)[1,2] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2002	4.6 5%
WORST QUARTER: 2nd quarter, 2004	–2. 27%

The Fund’s year-to-date total return through 3/31/06 was –0.13%.

1	The performance information for periods prior to January 20, 1997 reflects the performance of a common trust fund. The Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with substantially simil ar investment objectives, policies, guidelines and restrictions as the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

21

JPMorgan
    Arizona Municipal Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	1/20/97
Return Before Taxes		1.55	4.42	4.51
Return After Taxes on Distributions		1.51	4.39	4.44
Return After Taxes on Distributions and Sale of Fund Shares		2.51	4.41	4.44
LEHMAN BROTHERS COMPETITIVE INTERMEDIATE (1–17 YEAR) MATURITIES INDEX2 ˆ (no deduction for fees, expenses or taxes)		2.20	5.00	5.29
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX3 ˆ (no deduction for fees, expenses or taxes)		1.72	5.13	5.26
LEHMAN BROTHERS 3–15 YEAR MUNICIPAL BOND INDEX4 ˆ (no deduction for fees, expenses or taxes)		2.25	5.18	5.42
LIPPER INTERMEDIATE MUNICIPAL FUND INDEX5 ˆ (no deduction for sales charges or taxes)		2.01	4.45	4.62

1	The performance information for periods prior to January 20, 1997 reflects the performance of a common trust fund. The Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with substantially simil ar investment objectives, policies, guidelines and restrictions as the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

2	The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment grade, tax-exempt bonds with maturities of 1 to 17 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The index for the Fund has been changed from the Lehman Brothers 7 Year Municipal Bond Index and the Lehman Brothers 3–15 Year Municipal Bond Index to the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index in order to better represent the investment policies for comparison purposes.

3	The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

4	The Lehman Brothers 3–15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3–15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

5	The Lipper Intermediate Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN MUNICIPAL BOND FUNDS

22

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0.30
Shareholder Service Fees	0.25
Other Expenses [1]	0.21
Total Annual Fund Operating Expenses	0.76
Fee Waiver and/or Expense Reimbursement [2]	(0.13)
Net Expenses [2]	0. 63

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0. 63 % of the average daily net assets of the Select Class Shares th rough 6/3 0 / 0 7 .

JPMORGAN MUNICIPAL BOND FUNDS

23

JPMorgan
    Arizona Municipal Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST($) ( w ith or without redemption)	64	230	410	930

JPMORGAN MUNICIPAL BOND FUNDS

24

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Kentucky Municipal Bond Fund
    (formerly One Group® Kentucky Municipal Bond Fund)

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and Kentucky personal income tax, consistent with the preservation of principal.

What are the Fund’s main investment strategies?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Kentucky personal income tax. A portion of the Fund’s total assets also may be invested in municipal bonds issued by other states and territories. The Fund’s average weighted maturity normally will range between three and 15 years, although the Fund may invest in securities with any maturity. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Kentucky Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Non-Diversification.  The Fund is “non-diversified.” This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration.  Because the Kentucky Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Kentucky, risks arise which might not be present if the Fund invested in securities of issuers located in additional states. Because of limitations in Kentucky’s constitution, securities issued by Kentucky and its agencies are general obligations of the issuer only in those very rare instances when they are approved by the voters in a statewide referendum. In all other instances, payment is dependent on only the revenues generated directly from the properties financed by the securities or on the

JPMORGAN MUNICIPAL BOND FUNDS

25

JPMorgan
    Kentucky Municipal Bond Fund

CONTINUED

lease payments from a user, which may be bound only by a short-term lease. Securities issued by counties, cities, taxing districts and other political subdivisions of Kentucky are not so restricted but are subject to various other limitations. Securities issued by some other states or their agencies or political subdivisions are not subject to limitations such as those contained in Kentucky’s constitution.

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

26

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR)[1]— SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2002	4.20%
WORST QUARTER: 2nd quarter, 2004	–2.0 7%

The Fund’s year-to-date total return through 3/31/06 was –0.16%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

27

JPMorgan
    Kentucky Municipal Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	3 / 1 2/9 3
Return Before Taxes		1.79	4.32	4.58
Return After Taxes on Distributions		1.79	4.31	4.57
Return After Taxes on Distributions and Sale of Fund Shares		2.61	4.32	4.59
LEHMAN BROTHERS COMPETITIVE INTERMEDIATE (1–17 YEAR) MATURITIES INDEX 1 ˆ (no deduction for fees, expenses or taxes)		2.20	5.00	5.29
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX 2 ˆ (no deduction for fees, expenses or taxes)		1.72	5.13	5.26
LEHMAN BROTHERS 3–15 YEAR MUNICIPAL BOND INDEX 3 ˆ (no deduction for fees, expenses or taxes)		2.25	5.18	5.42
LIPPER INTERMEDIATE MUNICIPAL FUND INDEX 4 ˆ (no deduction for sales charges or taxes)		2.01	4.45	4.62

1	The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment grade, tax-exempt bonds with maturities of 1 to 17 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The index for the Fund has been changed from the Lehman Brothers 7 Year Municipal Bond Index and the Lehman Brothers 3–15 Year Municipal Bond Index to the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index in order to better represent the investment policies for comparison purposes.

2	The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

3	The Lehman Brothers 3–15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3–15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

4	The Lipper Intermediate Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN MUNICIPAL BOND FUNDS

28

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0.30
Shareholder Service Fees	0.25
Other Expenses 1	0.24
Total Annual Fund Operating Expenses	0.79
Fee Waiver and/or Expense Reimbursement [2]	(0.16)
Net Expenses [2]	0. 63

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0. 63 % of the average daily net assets of the Select Class Shares through 6/ 30 / 0 7 .

JPMORGAN MUNICIPAL BOND FUNDS

29

JPMorgan
    Kentucky Municipal Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST($) ( w ith or without redemption)	64	236	423	963

JPMORGAN MUNICIPAL BOND FUNDS

30

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Louisiana Municipal Bond Fund
    (formerly One Group® Louisiana Municipal Bond Fund)

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and Louisiana personal income tax, consistent with the preservation of principal.

What are the Fund’s main investment strategies?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Louisiana personal income tax. A portion of the Fund’s total assets also may be invested in municipal bonds issued by other states and territories. The Fund’s average weighted maturity normally will range between three and 15 years, although the Fund may invest in securities with any maturity. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Louisiana Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Non-Diversification.  The Fund is “non-diversified.” This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration.  Because the Louisiana Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Louisiana, certain factors affecting Louisiana may have a disproportionately negative impact on the Fund’s investments. In addition to typical factors impacting the Louisiana economy such as overall economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives, Hurricane Katrina and Hurricane Rita have had a significant impact upon the Louisiana state economy and more directly on that of the economy of New Orleans and its surrounding areas. Louisiana’s economy is heavily dependent on

JPMORGAN MUNICIPAL BOND FUNDS

31

JPMorgan
    Louisiana Municipal Bond Fund

CONTINUED

a single industry, in this case, energy (oil and gas). However, prior to the hurricanes, Louisiana had made significant efforts to diversify its economy with tourism having become the second largest private employer in the State. It is likely that the Louisiana economy and these industries in particular will suffer financial or operational difficulties resulting from the effects of the hurricanes, and these anticipated difficulties could adversely affect the ability of Louisiana municipal issuers to make prompt payments of principal and interest. The default or credit-rating downgrade of one of these issuers could adversely affect the market value and marketability of all Louisiana municipal securities and have a negative impact on the Fund’s performance.

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

32

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR)[1,2] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2002	4. 3 8%
WORST QUARTER: 2nd quarter, 2004	–2.1 5%

The Fund’s year-to-date total return through 3/31/06 was 0.04%.

1	Performance data includes the performance of the Paragon Louisiana Tax-Free Bond Fund for the period before it was consolidated with the Fund on March 26, 1996. Historical performance shown for the Select Class Shares prior to January 1, 1997 is based on the performance of Class A, the original class offered, unadjusted for differences in expenses.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

33

JPMorgan
    Louisiana Municipal Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	3 /2 6 /9 6
Return Before Taxes		1.24	4.17	4.51
Return After Taxes on Distributions		1.24	4.16	4.50
Return After Taxes on Distributions and Sale of Fund Shares		2.27	4.19	4.52
LEHMAN BROTHERS COMPETITIVE INTERMEDIATE (1–17 YEAR) MATURITIES INDEX2ˆ (no deduction for fees, expenses or taxes)		2.20	5.00	5.29
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX3ˆ (no deduction for fees, expenses or taxes)		1.72	5.13	5.26
LEHMAN BROTHERS 3–15 YEAR MUNICIPAL BOND INDEX4ˆ (no deduction for fees, expenses or taxes)		2.25	5.18	5.42
LIPPER INTERMEDIATE MUNICIPAL FUND INDEX5ˆ (no deduction for sales charges or taxes)		2.01	4.45	4.62

1	The performance information for periods prior to March 26, 1996 reflects the performance of the Paragon Louisiana Tax-Free Bond Fund, which consolidated with the Fund on March 26, 1996. Historical performance shown for the Select Class Shares prior to their inception is based on the per formance of Class A, the original class offered. Prior class performance has been adjusted to reflect the differences in sales charges between classes but has not been adjusted for the differences in expenses.

2	The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment grade, tax-exempt bonds with maturities of 1 to 17 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The index for the Fund has been changed from the Lehman Brothers 7 Year Municipal Bond Index and the Lehman Brothers 3–15 Year Municipal Bond Index to the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index in order to better represent the investment policies for comparison purposes.

3	The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

4	The Lehman Brothers 3–15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3–15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

5	The Lipper Intermediate Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN MUNICIPAL BOND FUNDS

34

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0.30
Shareholder Service Fees	0.25
Other Expenses [1]	0.28
Total Annual Fund Operating Expenses	0.83
Fee Waiver and/or Expense Reimbursement [2]	(0. 20)
Net Expenses [2]	0. 6 3

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0. 63 % of the average daily net assets of the Select Class Shares through 6/ 30 / 0 7 .

JPMORGAN MUNICIPAL BOND FUNDS

35

JPMorgan
    Louisiana Municipal Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST($) ( w ith or without redemption)	6 4	24 5	44 1	1,00 7

JPMORGAN MUNICIPAL BOND FUNDS

36

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Michigan Municipal Bond Fund
    (formerly One Group® Michigan Municipal Bond Fund)

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and Michigan personal income tax, consistent with the preservation of principal.

What are the Fund’s main investment strategies?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Michigan personal income tax. A portion of the Fund’s total assets also may be invested in municipal bonds issued by other states and territories. The Fund’s average weighted maturity normally will range between three and 15 years, although the Fund may invest in securities with any maturity. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Michigan Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Non-Diversification.  The Fund is “non-diversified.” This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration.  Because the Michigan Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Michigan, certain factors affecting Michigan including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund’s investments. For example, the Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income

JPMORGAN MUNICIPAL BOND FUNDS

37

JPMorgan
    Michigan Municipal Bond Fund

CONTINUED

taxes and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer a substantial part of the financing of education costs from local property taxes to sales taxes and other taxes imposed at the state level.

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

38

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR)[1,2] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2002	4.72%
WORST QUARTER: 2nd quarter, 2004	–2. 18%

The Fund’s year-to-date total return through 3/31/06 was 0.01%.

1	The performance data includes the performance of the Pegasus Michigan Municipal Bond Fund for the period before it was consolidated with the Fund on March 22, 1999.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

39

JPMorgan
    Michigan Municipal Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	2/1/93
Return Before Taxes		1.75	4.52	4.76
Return After Taxes on Distributions		1.75	4.50	4.75
Return After Taxes on Distributions and Sale of Fund Shares		2.62	4.50	4.74
LEHMAN BROTHERS COMPETITIVE INTERMEDIATE (1–17 YEAR) MATURITIES INDEX2 ˆ (no deduction for fees, expenses or taxes)		2.20	5.00	5.29
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX3 ˆ (no deduction for fees, expenses or taxes)		1.72	5.13	5.26
LEHMAN BROTHERS 3–15 YEAR MUNICIPAL BOND INDEX4 ˆ (no deduction for fees, expenses or taxes)		2.25	5.18	5.42
LIPPER INTERMEDIATE MUNICIPAL FUND INDEX5 ˆ (no deduction for sales charges or taxes)		2.01	4.45	4.62
LIPPER MICHIGAN MUNICIPAL FUND INDEX6 ˆ (no deduction for taxes)		2.94	4.78	4.70

1	The performance information for periods prior to March 22, 1999 reflects the performance of the Pegasus Michigan Municipal Bond Fund, which consolidated with the Fund on March 22, 1999.

2	The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment grade, tax-exempt bonds with maturities of 1 to 17 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses . The index for the Fund has been changed from the Lehman Brothers 7 Year Municipal Bond Index and the Lehman Brothers 3–15 Year Municipal Bond Index to the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index in order to better represent the investment policies for comparison purposes.

3	The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

4	The Lehman Brothers 3–15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3–15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

5	The Lipper Intermediate Municipal Fund Index is typically comprised of the 30 largest mutual funds in this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lipper index for the Fund has changed from the Lipper Michigan Municipal Fund Index to the Lipper Intermediate Municipal Fund Index to provide better comparability between the Fund and other intermediate funds.

6	The Lipper Michigan Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN MUNICIPAL BOND FUNDS

40

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0.30
Shareholder Service Fees	0.25
Other Expenses [1]	0.17
Total Annual Fund Operating Expenses	0.72
Fee Waiver and/or Expense Reimbursement [2]	(0. 09)
Net Expenses [2]	0. 6 3

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0. 63 % of the average daily net assets of the Select Class Shares through 6/ 30 / 0 7 .

JPMORGAN MUNICIPAL BOND FUNDS

41

JPMorgan
    Michigan Municipal Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST($) ( w ith or without redemption)	6 4	2 2 1	39 2	88 6

JPMORGAN MUNICIPAL BOND FUNDS

42

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    Ohio Municipal Bond Fund
    (formerly One Group® Ohio Municipal Bond Fund)

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal.

What are the Fund’s main investment strategies?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and Ohio personal income tax. A portion of the Fund’s total assets also may be invested in municipal bonds issued by other states and territories. The Fund’s average weighted maturity normally will range between three and 15 years, although the Fund may invest in securities with any maturity. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Ohio Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Non-Diversification.  The Fund is “non-diversified.” This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration.  Because the Ohio Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors affecting Ohio including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund’s investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio Municipal Securities

JPMORGAN MUNICIPAL BOND FUNDS

43

JPMorgan
    Ohio Municipal Bond Fund

CONTINUED

or the ability of Ohio issuers to make timely payments of interest and principal.

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured. An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

JPMORGAN MUNICIPAL BOND FUNDS

44

P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR) [1] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2002	4. 15%
WORST QUARTER: 2nd quarter, 2004	– 1 . 94%

The Fund’s year-to-date total return through 3/31/06 was 0.01%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MUNICIPAL BOND FUNDS

45

JPMorgan
    Ohio Municipal Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
S ELECT CLASS	7 / 2 /9 1
Return Before Taxes		1.70	4.41	4.58
Return After Taxes on Distributions		1.70	4.40	4.57
Return After Taxes on Distributions and Sale of Fund Shares		2.53	4.39	4.59
LEHMAN BROTHERS COMPETITIVE INTERMEDIATE (1–17 YEAR) MATURITIES INDEX 1 ˆ (no deduction for fees, expenses or taxes)		2.20	5.00	5.29
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX 2 ˆ (no deduction for fees, expenses or taxes)		1.72	5.13	5.26
LEHMAN BROTHERS 3–15 YEAR MUNICIPAL BOND INDEX 3 ˆ (no deduction for fees, expenses or taxes)		2.25	5.18	5.42
LIPPER INTERMEDIATE MUNICIPAL FUND INDEX 4 ˆ (no deduction for sales charges or taxes)		2.01	4.45	4.62

1	The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment grade, tax-exempt bonds with maturities of 1 to 17 years. The performance of the Index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The index for the Fund has been changed from the Lehman Brothers 7 Year Municipal Bond Index and the Lehman Brothers 3–15 Year Municipal Bond Index to the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index in order to better represent the investment policies for comparison purposes.

2	The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

3	The Lehman Brothers 3–15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3–15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

4	The Lipper Intermediate Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

JPMORGAN MUNICIPAL BOND FUNDS

46

P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0.30
Shareholder Service Fees	0.25
Other Expenses [1]	0.20
Total Annual Fund Operating Expenses	0.75
Fee Waiver and/or Expense Reimbursement [2]	(0.12)
Net Expenses [2]	0. 63

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0. 63 % of the average daily net assets of the Select Class Shares through 6/ 30 / 0 7 .

JPMORGAN MUNICIPAL BOND FUNDS

47

JPMorgan
    Ohio Municipal Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST($) ( w ith or without redemption)	64	228	405	919

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48

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan
    West Virginia Municipal Bond Fund
    (formerly One Group® West Virginia Municipal Bond Fund)

What is the goal of the Fund?

The Fund seeks current income exempt from federal income tax and West Virginia personal income tax, consistent with the preservation of principal.

What are the Fund’s main investment strategies?

The Fund invests in municipal bonds, the income from which is exempt from federal income tax and West Virginia personal income tax. A portion of the Fund’s total assets also may be invested in municipal bonds issued by other states and territories. The Fund’s average weighted maturity normally will range between three and 15 years, although the Fund may invest in securities with any maturity. JPMorgan Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMorgan Investment Advisors looks for individual securities that it believes will perform well over market cycles. The West Virginia Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. JPMorgan Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Fund’s investment strategies, please read “More About the Funds” and “Principal Investment Strategies.”

What are municipal bonds?

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be subject to the federal alternative minimum tax?

Up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gains distributed by the Fund may be taxable.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Non-Diversification.  The Fund is “non-diversified.” This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Geographic Concentration.  Because the West Virginia Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in West Virginia, certain factors affecting West Virginia including economic conditions, constitutional amendments, and legislative and executive measures may have a disproportionately negative effect on the Fund’s investments. For example, coal mining and related industries are an important part of the West Virginia economy. Increased government regulation and environmental concerns and litigation have adversely affected that industry.

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JPMorgan
    West Virginia Municipal Bond Fund

CONTINUED

Interest Rate Risk.  The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Derivative Risk.  The Fund may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Portfolio Quality.  The Fund may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Not FDIC Insured.  An investment in the Fund is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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P R O S P E C T U S    JULY 1

2006

How has the Fund performed?

By showing the variability of the Fund’s performance from year to year, the following chart and table help show the risk of investing in the Fund. Please remember that the past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund’s performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (PER CALENDAR YEAR)[1,2] — SELECT CLASS SHARES

BEST QUARTER: 3rd quarter, 2002	4.18%
WORST QUARTER: 2nd quarter, 1999	–2. 04%

The Fund’s year-to-date total return through 3/31/06 was 0.04%.

1	The performance information for periods prior to January 20, 1997, reflects the performance of a common trust fund. The Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with substantially simil ar investment objectives, policies, guidelines and restrictions as the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

2	The Fund’s fiscal year end is the last day of February.

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JPMorgan
    West Virginia Municipal Bond Fund

CONTINUED

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS (%)

THROUGH DECEMBER 31, 200 5 1

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS	1/20/97
Return Before Taxes		1.69	4.33	4.68
Return After Taxes on Distributions		1.69	4.32	4.67
Return After Taxes on Distributions and Sale of Fund Shares		2.56	4.34	4.63
LEHMAN BROTHERS COMPETITIVE INTERMEDIATE (1–17 YEAR) MATURITIES INDEX2 ˆ (no deduction for fees, expenses or taxes)		2.20	5.00	5.29
LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX3 ˆ (no deduction for fees, expenses or taxes)		1.72	5.13	5.26
LEHMAN BROTHERS 3–15 YEAR MUNICIPAL BOND INDEX4 ˆ (no deduction for fees, expenses or taxes)		2.25	5.18	5.42
LIPPER INTERMEDIATE MUNICIPAL FUND INDEX5 ˆ (no deduction for sales charges or taxes)		2.01	4.45	4.62

1	The Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund (inception 12/31/83) with substantially simil ar investment objectives, policies, guidelines and restrictions as the Fund. The performance data for the Fund includes the performance of the common trust fund for periods prior to the Fund’s commencement of operations as adjusted to reflect the expenses associated with Select Class Shares . The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

2	The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment grade, tax-exempt bonds with maturities of 1 to 17 years. The performance of the Index does not reflect the deduction of expenses associated with a mutual fund such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The index for the Fund has been changed from the Lehman Brothers 7 Year Municipal Bond Index and the Lehman Brothers 3–15 Year Municipal Bond Index to the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index in order to better represent the investment policies for comparison purposes.

3	The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

4	The Lehman Brothers 3–15 Year Municipal Bond Index is an unmanaged index of investment grade, tax-exempt municipal bonds with maturities of 3–15 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

5	The Lipper Intermediate Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

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P R O S P E C T U S    JULY 1

2006

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

SELECT CLASS
Investment Advisory Fees	0.30
Shareholder Service Fees	0.25
Other Expenses [1]	0.25
Total Annual Fund Operating Expenses	0.80
Fee Waiver and/or Expense Reimbursement [2]	(0.17)
Net Expenses [2]	0. 63

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

2	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0. 63 % of the average daily net assets of the Select Class Shares through 6/ 30 / 0 7 .

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JPMorgan
    West Virginia Municipal Bond Fund

CONTINUED

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through June 30 , 200 7 and Total Annual Fund Operating Expenses thereafter. Your actual costs may be higher or lower than those shown.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST($) ( w ith or without redemption)	64	238	427	974

JPMORGAN MUNICIPAL BOND FUNDS

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More About the Funds

Each of the Funds described in this prospectus is a series of JPMorgan Trust II (Trust) and is managed by JPMorgan Investment Advisors. For more information about the Funds and JPMorgan Investment Advisors, please read “Management of the Funds” and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual funds described in this prospectus are designed to produce income exempt from federal and/or state income tax. The principal investment strategies that are used to meet each Fund’s investment objective are described in “Fund Summaries: Investments, Risk & Performance” in the front of this prospectus. They are also described below.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

FUNDAMENTAL POLICIES

A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

In addition to the investment strategies described below for the Funds, each of the Funds may invest in shares of exchange-traded funds (ETFs), affili ated money market funds and other investment companies. An ETF is a registered investment com pany that seeks to track the performance of a par ticular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

JPMorgan Short Term Municipal Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. The Fund also invests in mortgage-backed and restricted securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	The Fund will, from time to time, invest more than 25% of its total assets in municipal housing authority obligations.

•	Up to 20% of the Fund’s assets may be held in cash and cash equivalents.

•	The Fund’s average weighted maturity normally will be three years or less.

WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The terms “Intermediate” and “Short Term” in a Fund’s name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund’s portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

JPMorgan Tax Free Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	Up to 20% of the Fund’s assets may be held in cash and cash equivalents.

•	The Fund may invest in securities without regard to maturity.

JPMorgan Municipal Income Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. This is a fundamental policy. For the purposes of this policy, the Fund’s net assets include borrowings by the

JPMORGAN MUNICIPAL BOND FUNDS

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More About the Funds

CONTINUED

Fund for investment purposes. The Fund also invests in mortgage-backed securities and restricted securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	As a matter of fundamental policy, the Fund will not invest more than 25% of its total assets:
(i)in securities within a single industry; or
(ii)in securities of governmental units or issuers in the same state, territory or possession. However, from time to time, the Fund will invest more than 25% of its total assets in municipal housing authority obligations.

•	The Fund’s average weighted maturity will range from three to 15 years, although the Fund may shorten its average weighted maturity to as little as two years if appropriate for temporary defensive purposes.

JPMorgan Arizona Municipal Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Arizona personal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	The Fund will purchase Arizona municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Arizona personal income tax.

•	The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	The Fund’s average weighted maturity normally will be between three and 15 years, although the Fund may invest in securities with any maturity.

JPMorgan Kentucky Municipal Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the interest from which is exempt from both federal and Kentucky personal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	The Fund will purchase Kentucky municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Kentucky personal income tax.

•	The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	The Fund’s average weighted maturity normally will be between three and 15 years, although the Fund may invest in securities with any maturity.

JPMorgan Louisiana Municipal Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Louisiana personal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	The Fund will purchase Louisiana municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Louisiana personal income tax.

•	The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	The Fund’s average weighted maturity normally will be between three and 15 years, although the Fund may invest in securities with any maturity.

JPMorgan Michigan Municipal Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Michigan personal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	The Fund will purchase Michigan municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Michigan personal income tax.

•	The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	The Fund’s average weighted maturity normally will be between three and 15 years, although the Fund may invest in securities with any maturity.

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P R O S P E C T U S    JULY 1

2006

JPMorgan Ohio Municipal Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Ohio personal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	The Fund will purchase Ohio municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax.

•	The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	The Fund’s average weighted maturity normally will be between three and 15 years, although the Fund may invest in securities with any maturity.

JPMorgan West Virginia Municipal Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and West Virginia personal income tax. This is a fundamental policy. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

•	The Fund will purchase West Virginia municipal bonds only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from federal income tax and West Virginia personal income tax.

•	The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

•	The Fund’s average weighted maturity normally will be between three and 15 years, although the Fund may invest in securities with any maturity.

INVESTMENT RISKS

The main risks associated with investing in the Funds are described below and in “Fund Summaries: Investments, Risk & Performance” at the front of this prospectus.

Derivatives.  The Funds may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. A Fund’s use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Prepayment and Call Risk.  The Funds may invest a portion of their assets in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages are prepaid, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

PORTFOLIO QUALITY

Various rating organizations (like Standard & Poor’s Ratings Service and Moody’s Investors Service, Inc.) assign ratings to debt securities. Generally, ratings are divided into two main categories: “Investment Grade Securities” and “Non-Investment Grade Securities.” Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Funds only purchase securities that meet the rating criteria described below. JPMorgan Investment Advisors will look at a security’s rating at the time of investment. If the securities are unrated, JPMorgan Investment Advisors must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. JPMorgan Investment Advisors will consider such an event in determining whether the Fund should continue to hold the security.

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More About the Funds

CONTINUED

•	Municipal Securities that are bonds must be rated as investment grade.

•	Short-term securities such as taxable and tax-exempt commercial paper, notes and variable rate demand obligations must be rated in one of the two highest investment grade categories. If a security has both a long-term and a short-term rating, it must have a long-term investment grade rating or be rated in one of the two highest short-term investment grade categories.

•	The Louisiana Municipal Bond Fund also may invest in short-term tax-exempt municipal securities rated at least MIG3 (VMIG3) by Moody’s or SP-2 by S&P. These securities may have speculative characteristics.

For more information about ratings, please see “Description of Ratings” in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, produce taxable income, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended February 28 , 200 6 is shown in the Financial Highlights.

To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

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How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS), as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Select Class Shares may be purchased directly from the Fund s through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

•	Select Class Shares may be purchased through your Financial Intermediary or any other organi zation, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custo dial or agency capacity for its clients or custom ers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum require ments, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	Select Class Shares may also be purchased directly from the Funds by officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, par ents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

See “How do I open an account?”

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

•	Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

•	Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

•	If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

•	On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

•	If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

•	Share ownership is electronically recorded, therefore no certificate will be issued.

•	The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in

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How to Do Business with the Funds

CONTINUED

dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.

Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

•	The Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed by a redemption or exchange out of the same Fund. The Distributor will reject your purchase orders or temporarily or permanently revoke your exchange privilege if it detects that you have completed two round trips within 60 days within the same Fund. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

•	Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers from the Funds and there can be no assurances that the Funds will be able to do so.

•	Subject to the foregoing, the JPMorgan Funds will seek to apply these policies and restrictions as uniformly as practicable, except in cases of purchases, redemptions and exchanges made on a systematic basis, automatic reinvestments of dividends and distributions or purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or as part of a bona fide asset allocation program. Please see the Statement of Additional Information for a further description of these arrangements.

•	Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

•	In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think that it is in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional

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procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

•	Shares are sold at net asset value (NAV) per share.

•	NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabili ties) by the number of outstanding shares in that class.

•	The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. Shareholders who purchase or redeem shares when NAV has been determined using fair valuation pro cedures may receive more or less shares or redemp tion proceeds than they otherwise would have received if securities were not valued using the Trust’s fair valuation procedures. The Board of Trustees receives regular reporting concerning the operation of the fair valuation procedures.

•	A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

1.	Read the prospectus carefully, and select the Fund or Funds most appropriate for you. The Funds may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes.

2.	Decide how much you want to invest.

•	Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

•	Select Class shareholders who hold their shares as a result of the reorganization of certain JPMor gan Funds in September 2001 may purchase Select Class Shares without regard to this mini mum.

•	Select Class Share accounts of former One Group Funds opened on or before February 18, 2005 will be subject to a $200,000 minimum.

•	Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005. Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its sub sidiaries and affiliates may also open new Select Class Shares accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for offic ers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

•	Investment minimums may be waived for cer tain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain

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wrap fee accounts. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

3.	When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

•	We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

•	Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

4.	Send the completed Account Application and a check to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one
of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND- SELECT )
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION )

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

5.	If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

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Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832

FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND- SELECT )
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION )

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may revoke your right to make purchases over the telephone by sending a letter to: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMDS under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Select Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMorgan Investment Advisors or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

•	Select Class Shares of a Fund may be exchanged for Select Class Shares of another JPMorgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

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Are exchanges taxable?

Generally:

•	An exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

•	An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

•	You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No.

•	However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

•	Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

•	Redemption orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

•	A redemption order is accepted when accompanied by all required documentation in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

1.	You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address: JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528

2.	You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

3.	We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

4.	You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

•	On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

•	Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

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What will my shares be worth?

•	If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

•	Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•	The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•	You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:
JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

•	Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

•	Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of the prospectus.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account.

2.	For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?.”

•	The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Additional Purchase and Redemption Information” in the Statement of Additional Information for more details about this process.

•	You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DIVIDEND POLICIES

Dividends

The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. The dates on which dividends and capital gains will be distributed for calendar year 200 6 are available online at www.jpmorganfunds.com.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive a portion of the price back as a taxable dividend or distribution.

Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to the Funds as “undeliverable,” your check will be credited back to your account and all future distributions will be reinvested in Fund shares.

If you want to change the way in which you receive dividends and distributions, you may write to the JPMorgan Funds at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by the JPMorgan Funds. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.

TAX TREATMENT OF SHAREHOLDERS

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

Federal Taxation of Distributions

Exempt-Interest Dividends. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to you. Generally, exempt-interest dividends are excludable from gross income. However:

1.	If you receive Social Security or Railroad Retirement benefits, you may be taxed on a portion of such benefits if you receive exempt-interest dividends from the Funds.

2.	Receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state and local taxes, both for individual and corporate shareholders.

Interest on Private Activity Bonds.  The Municipal Income Fund, the Short Term Municipal Bond Fund, the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Fund and the Michigan Municipal Bond Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the federal alternative minimum tax (Private Activity Bonds). The JPMorgan Tax Free Bond Fund may invest as much as 20% of its assets in such Private Activity Bonds. As a result, Fund shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from those Funds subject to federal income tax. Additionally, corporate shareholders will be required to take the interest on municipal securities (including municipal securities of each Fund’s respective state) into account in determining their alternative minimum taxable income. Persons who are substantial users of facilities financed by Private Activity Bonds or who are “related persons” of such substantial users should consult their tax advisors before investing in the Funds.

Investment Income and Capital Gains Dividends. Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net

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long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 20 1 0, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gains, depending on your holding period. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

The Funds’ investment in ETFs, affiliated money market funds and other investment companies could affect the amount, timing and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by share holders.

Long-term capital gain rates applicable to individuals have been temporarily reduced (in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 20 1 0.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous year.

State and Local Taxation of Distributions

Dividends that are derived from the Funds’ investments in U.S. government obligations may not be entitled to the exemptions from state and local taxes that would be available if you purchased U.S. government obligations directly.

The Funds will notify you annually of the percentage of income and distributions derived from U.S. government obligations. Unless otherwise discussed below, investment income and capital gains dividends may be subject to state and local taxes.

Arizona Taxes.  Exempt-interest dividends from the Arizona Municipal Bond Fund which are derived from interest on tax-exempt obligations of the state of Arizona and its political subdivisions and certain obligations of the United States or its territories are exempt from Arizona income tax. Other distributions from the Fund, including those related to long-term and short-term capital gains, will be subject to Arizona income tax. Arizona law does not permit a deduction for interest paid or accrued on indebtedness incurred or continued to purchase or carry obligations, the interest on which is exempt from Arizona income tax.

Kentucky Taxes.  Dividends received from the Kentucky Municipal Bond Fund which are derived from interest on Kentucky municipal securities or certain obligations of the United States and its territories are exempt from the Kentucky individual income tax. Dividends paid from interest earned on securities that are merely guaranteed by the federal government, from interest earned on repurchase agreements collateralized by U.S. government obligations, or from interest earned on obligations of other states are not exempt from Kentucky individual income tax. Any distributions of net short-term and net long-term capital gains earned by the Fund are includable in each s hareholder’s Kentucky adjusted gross income as dividend income and long-term capital gains, respectively, and are both taxed at ordinary income tax rates. The Kentucky General Assembly has granted an exemption from Kentucky income tax for gains from the disposition of bonds issued by the Turnpike Authority of Kentucky, and dividends paid by the Kentucky

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Municipal Bond Fund attributable to such gains will not be subject to Kentucky income tax.

Louisiana Taxes.  Dividends received by Louisiana residents from the Louisiana Municipal Fund are exempt from Louisiana income tax to the extent that they are derived from interest on tax-exempt obligations issued by the State of Louisiana or any of its political subdivisions, agencies, municipalities or other instrumentalities. In general, however, other distributions are subject to Louisiana income tax. All income from Fund shares retains its character in the hands of an individual taxpayer. Neither the state nor any of its municipalities may impose property tax on Fund shares.

Michigan Taxes.  Distributions received from the Michigan Municipal Bond Fund are exempt from Michigan personal income tax and, generally, also exempt from Michigan single business tax to the extent they are derived from interest on tax-exempt securities, under the current position of the Michigan Department of Treasury. Such distributions, if received in connection with a Shareholder’s business activity, may, however, be subject to Michigan single business tax. For Michigan personal income tax, and single business tax purposes, Fund distributions attributable to any source other than interest on tax-exempt securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.

Ohio Taxes.  Dividends received from the Ohio Municipal Bond Fund that result from interest on obligations of the State of Ohio, its political or governmental subdivisions or agencies or instrumentalities of Ohio (Ohio Obligations) are exempt from Ohio personal income tax, and Ohio municipal and school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax must include the Fund shares in the corporation’s tax base for purposes of the Ohio corporate franchise tax net worth computation. Dividends that are attributable to interest on or profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Note that for most entities, the corporate franchise tax will be phased out over five years starting with the 2006 corporation franchise tax report. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

West Virginia Taxes.  Distributions from the West Virginia Municipal Bond Fund which are derived from interest or dividends on obligations or securities of a West Virginia state or local municipal governmental body generally are exempt from West Virginia income tax. In addition, you will not pay that tax on the portion of your income from the Fund which represents interest or dividends received on obligations or securities of the United States and some of its authorities, commissions or instrumentalities.

Tax Information

Information in the preceding paragraphs is based on the current law as well as current policies of the various state Departments of Taxation, all of which may change.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe

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they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year , you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional infor mation, please write to JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMorgan Investment Advisors. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Funds’ top ten holdings are posted on the JPMorgan Funds’ website at www.jpmorganfunds.com no sooner than 15 days after the end of each month.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

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Management of the Funds

THE ADVISER, ADMINISTRATOR AND DISTRIBUTOR

JPMorgan Investment Advisors Inc. (the Adviser) (1111 Polaris Parkway, Suite 2-J, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for each of the Funds and continuously reviews, supervises and administers each of the Fund’s investment program s . JPMorgan Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of JPMorgan Trust II. JPMorgan Investment Advisors has served as investment adviser to the Trust since its inception. In addition, JPMorgan Investment Advisors serves as investment adviser to other mutual funds and individual corporate, charitable and retirement accounts. JPMorgan Investment Advisors is an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMorgan Investment Advisors Inc. is referred to in this prospectus as “JPMorgan Investment Advisors”.

A discussion of the basis that the Trustees of the Trust used in reapproving the investment advisory agreement for the Funds is available in the shareholder report for the period ended December 31 , 200 5 .

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) provides administrative services and oversees the Funds’ other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Fund s (excluding funds - of - funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

JPMorgan Distribution Services, Inc. (the Distributor) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.

ADVISORY FEES

JPMorgan Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

FUND	ANNUAL RATE AS % OF AVERAGE DAILY NET ASSETS
JPMorgan Short Term Municipal Bond Fund	0.25
JPMorgan Tax Free Bond Fund	0.30
JPMorgan Municipal Income Fund	0.30
JPMorgan Arizona Municipal Bond Fund	0.30
JPMorgan Kentucky Municipal Bond Fund	0.29
JPMorgan Louisiana Municipal Bond Fund	0.29
JPMorgan Michigan Municipal Bond Fund	0.30
JPMorgan Ohio Municipal Bond Fund	0.30
JPMorgan West Virginia Municipal Bond Fund	0.30

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMorgan Investment Advisors, the Funds’ Distributor, and from time to time, other affiliates of JPMorgan Investment Advisors, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund

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shareholders. JPMorgan Investment Advisors and the Funds’ Distributor may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

THE FUND MANAGERS

The Funds are managed by portfolio managers teamed with research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the Funds. The research analysts provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Funds.

JPMorgan Short Term Municipal Bond Fund. James Ahn is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Short Term Municipal Bond Fund since June, 2006. Mr. Ahn, a Vice President of JPMIM, is a portfolio manager in the U.S. Fixed Income Group. An employee since 1996, Mr. Ahn is responsible for strategy formula tion and trading short-term tax-aware fixed income strategies for U.S. institutional clients and the Private Bank. Kevin Ellis also participates in the management of the JPMorgan Short Term Municipal Bond Fund since June, 2006. Mr. Ellis is a portfolio manager in the U.S. Fixed Income Group. An employee of JPMIM since May 2003, he is responsible for managing separate accounts in the Municipal Bond Group. Previously, Mr. Ellis worked at Alliance Capital/Sanford Bernstein from 1995 through 2003 as a municipal bond trader.

JPMorgan Municipal Income Fund. Jennifer Tabak, CFA, is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Municipal Income Fund since March, 2006. Previously, Ms. Tabak was a senior fixed income research analyst responsible for research and analysis of the housing, non-profit and student loan sectors of the tax- exempt market. Ms. Tabak served in a research analyst role from 1996 to 2005 and has experience in a variety of market sectors, including money market funds and corporate bonds. Ms. Tabak’s employment with JPMorgan Investment Advisors (formerly Banc One Investment Advisors) began in 1991 as a financial analyst and included positions as senior financial analyst and, prior to 1996, controller. David Sivinski, CFA, also participates in the management of the JPMorgan Municipal Income Fund since March, 2006. Biographical information on Mr. Sivinski is described under JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, and JPMorgan Ohio Municipal Bond Fund.

JPMorgan Tax Free Bond Fund. Richard Taormina has been the lead portfolio manager responsible for the day- to-day management of the JPMorgan Tax Free Bond Fund since February, 2005. In addition to his role at JPMorgan Investment Advisors, Mr. Taormina has been an employee of J.P. Morgan Investment Management Inc. (JPMIM), an affiliate of JPMorgan Investment Advisors since 1997. Mr. Taormina is responsible for man aging municipal mutual funds, institutional fixed income accounts and quantitative analysis. Previously, Mr. Taormina was a Certified Financial Planner for the Financial Advisory Group, where he was an investment analyst. Prior to joining JPMIM, Mr. Taormina was the senior trader at the Vanguard Group of Investment Com panies. Kimberly Bingle, CFA, has also participated in the management of the JPMorgan Tax Free Bond Fund since June, 2005. Biographical information on Ms. Bingle is described below.

JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund, and JPMorgan West Virginia Municipal Bond Fund. Kimberly Bingle, CFA, is the lead portfolio manager responsible for the day-to-day man agement of the JPMorgan Arizona Municipal Bond Fund, the JPMorgan Michigan Municipal Bond Fund and the West Virginia Municipal Bond Fund since March, 2006. Ms. Bingle is a member of the Tax Free Bond team and manages institutional and private client national municipal portfolios. Prior to joining JPMorgan Investment Advisors in 1998 as a senior portfolio manager, Ms. Bingle was a senior securities portfolio manger at Nation wide Insurance Company in Columbus, Ohio. David Sivinski, CFA, also participates in the management of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond and the JPMorgan West Virginia Municipal Bond Fund. Biographical information on Mr. Sivinski is described below.

JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, and JPMorgan Ohio Munici pal Bond Fund. David Sivinski, CFA, is the

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lead portfolio manager responsible for the day-to-day management of the JPMorgan Kentucky Municipal Bond Fund since 1995, the JPMorgan Louisiana Municipal Bond Fund since 1997 and the JPMorgan Ohio Municipal Bond Fund since 1994. In addition to his role as portfolio man ager, Mr. Sivinski coordinates municipal management for a number of high net worth clients that focus prin cipally on single state municipal bonds. Prior to rejoining JPMorgan Investment Advisors in 1992, Mr. Sivinski worked at First Security National Bank and Trust Company in Lexington, Kentucky where he managed a num ber of areas including the bank’s investment portfolio and the Trust Department’s fixed income portfolios. Kimberly Bingle, CFA, has also participated in the management of the JPMorgan Kentucky Municipal Bond Fund and the JPMorgan Louisiana Municipal Bond Fund, respectively since June, 2005. Jennifer Tabak, CFA, has also participated in the management of the JPMorgan Ohio Municipal Bond Fund since June, 2005. Bio graphical information on Ms. Tabak and Ms. Bingle is described above.

The Funds’ Statement of Additional Information provides information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of Fund securities.

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Legal Proceedings and Additional Fee
and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as the JPMorgan Trust II). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading.”

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment Advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also requires JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five year period commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2006, subject to SEC approval. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the

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applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the findings in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed by private plaintiffs and one lawsuit has been filed by the West Virginia Attorney General in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors, and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Funds’ investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

On November 3, 2005, the district court ruled that all claims in the consolidated amended class action complaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in that complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings, in which it dismissed certain claims against BOIA and its affiliates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 2, 2006, the West Virginia Attorney General voluntarily dismissed its suit. On May 30, 2006, the district court ruled that the remaining claim against the Trustees and former Trustees is to be dismissed as well.

In addition to the lawsuits described above, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

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The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

As noted above, the settlement agreement with the NYAG requires JPMorgan Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMorgan Investment Advisors and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMorgan Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMorgan Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. To the extent that a Reduced Rate Fund merges into another Fund, the Reduced Rate is required to carry for ward and apply with respect to the acquiring Fund.

The JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund and the JPMorgan Government Bond Fund (each of which is currently a series of JPMorgan Trust II) and JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMorgan Trust I) are subject to a Reduced Rate. The Reduced Rate was implemented on September 27, 2004 and will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement or administration agreement. Such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Reduced Rate Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with JPMorgan Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursement to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates, as applicable. The Funds offered in this prospectus are not subject to a Reduced Rate.

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FUND	CLASS	NET EXPENSE RATIO (%) AS OF FEBRUARY 28 , 200 6	GROSS EXPENSE RATIO (%) AS OF FEBRUARY 28 , 200 6
JPMorgan Short Term Municipal Bond Fund	Select	0.55	0.67
JPMorgan Tax Free Bond Fund	Select	0.58	0.68
JPMorgan Municipal Income Fund	Select	0. 62	0.69
JPMorgan Arizona Municipal Bond Fund	Select	0.63	0.76
JPMorgan Kentucky Municipal Bond Fund	Select	0.63	0.79
JPMorgan Louisiana Municipal Bond Fund	Select	0.6 3	0.83
JPMorgan Michigan Municipal Bond Fund	Select	0.6 3	0.72
JPMorgan Ohio Municipal Bond Fund	Select	0.63	0.75
JPMorgan West Virginia Municipal Bond Fund	Select	0.63	0.80

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 200 6 , you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends ;

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratio thereafter.

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“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JPMORGAN SHORT TERM MUNICIPAL FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$56	5.00%	4.45%	4.45%
June 30, 2008	71	10.25	8.97	4.33
June 30, 2009	75	15.76	13.69	4.33
June 30, 2010	78	21.55	18.61	4.33
June 30, 2011	81	27.63	23.75	4.33
June 30, 2012	85	34.01	29.11	4.33
June 30, 2013	88	40.71	34.70	4.33
June 30, 2014	92	47.75	40.53	4.33
June 30, 2015	96	55.13	46.62	4.33
June 30, 2016	100	62.89	52.96	4.33

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JPMORGAN TAX FREE BOND FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$59	5.00%	4.42%	4.42%
June 30, 2008	73	10.25	8.93	4.32
June 30, 2009	76	15.76	13.64	4.32
June 30, 2010	79	21.55	18.55	4.32
June 30, 2011	82	27.63	23.67	4.32
June 30, 2012	86	34.01	29.01	4.32
June 30, 2013	90	40.71	34.58	4.32
June 30, 2014	93	47.75	40.40	4.32
June 30, 2015	98	55.13	46.46	4.32
June 30, 2016	102	62.89	52.79	4.32

JPMORGAN MUNICIPAL INCOME FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$63	5.00%	4.38%	4.38%
June 30, 2008	74	10.25	8.88	4.31
June 30, 2009	77	15.76	13.57	4.31
June 30, 2010	80	21.55	18.47	4.31
June 30, 2011	84	27.63	23.57	4.31
June 30, 2012	87	34.01	28.90	4.31
June 30, 2013	91	40.71	34.45	4.31
June 30, 2014	95	47.75	40.25	4.31
June 30, 2015	99	55.13	46.29	4.31
June 30, 2016	103	62.89	52.60	4.31

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JPMORGAN ARIZONA MUNICIPAL BOND FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$64	5.00%	4.37%	4.37%
June 30, 2008	81	10.25	8.80	4.24
June 30, 2009	84	15.76	13.41	4.24
June 30, 2010	88	21.55	18.22	4.24
June 30, 2011	92	27.63	23.23	4.24
June 30, 2012	96	34.01	28.45	4.24
June 30, 2013	100	40.71	33.90	4.24
June 30, 2014	104	47.75	39.58	4.24
June 30, 2015	108	55.13	45.50	4.24
June 30, 2016	113	62.89	51.66	4.24

JPMORGAN KENTUCKY MUNICIPAL BOND FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$64	5.00%	4.37%	4.37%
June 30, 2008	84	10.25	8.76	4.21
June 30, 2009	88	15.76	13.34	4.21
June 30, 2010	91	21.55	18.11	4.21
June 30, 2011	95	27.63	23.09	4.21
June 30, 2012	99	34.01	28.27	4.21
June 30, 2013	103	40.71	33.67	4.21
June 30, 2014	108	47.75	39.30	4.21
June 30, 2015	112	55.13	45.16	4.21
June 30, 2016	117	62.89	51.27	4.21

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JPMORGAN LOUISIANA MUNICIPAL BOND FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$64	5.00%	4.37%	4.37%
June 30, 2008	88	10.25	8.72	4.17
June 30, 2009	92	15.76	13.26	4.17
June 30, 2010	96	21.55	17.98	4.17
June 30, 2011	100	27.63	22.90	4.17
June 30, 2012	104	34.01	28.02	4.17
June 30, 2013	108	40.71	33.36	4.17
June 30, 2014	$113	47.75	38.92	4.17
June 30, 2015	118	55.13	44.72	4.17
June 30, 2016	123	62.89	50.75	4.17

JPMORGAN MICHIGAN MUNICIPAL BOND FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$64	5.00%	4.37%	4.37%
June 30, 2008	77	10.25	8.84	4.28
June 30, 2009	80	15.76	13.50	4.28
June 30, 2010	83	21.55	18.35	4.28
June 30, 2011	87	27.63	23.42	4.28
June 30, 2012	91	34.01	28.70	4.28
June 30, 2013	95	40.71	34.21	4.28
June 30, 2014	99	47.75	39.95	4.28
June 30, 2015	103	55.13	45.94	4.28
June 30, 2016	107	62.89	52.19	4.28

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JPMORGAN OHIO MUNICIPAL BOND FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$64	5.00%	4.37%	4.37%
June 30, 2008	80	10.25	8.81	4.25
June 30, 2009	83	15.76	13.43	4.25
June 30, 2010	87	21.55	18.25	4.25
June 30, 2011	91	27.63	23.28	4.25
June 30, 2012	94	34.01	28.52	4.25
June 30, 2013	98	40.71	33.98	4.25
June 30, 2014	103	47.75	39.67	4.25
June 30, 2015	107	55.13	45.61	4.25
June 30, 2016	112	62.89	51.80	4.25

JPMORGAN WEST VIRGINIA MUNICIPAL BOND FUND

	SELECT CLASS
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$64	5.00%	4.37%	4.37%
June 30, 2008	85	10.25	8.75	4.20
June 30, 2009	89	15.76	13.32	4.20
June 30, 2010	93	21.55	18.08	4.20
June 30, 2011	96	27.63	23.04	4.20
June 30, 2012	100	34.01	28.21	4.20
June 30, 2013	105	40.71	33.59	4.20
June 30, 2014	109	47.75	39.20	4.20
June 30, 2015	114	55.13	45.05	4.20
June 30, 2016	118	62.89	51.14	4.20

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81

Financial Highlights

The Financial Highlights tables are intended to help you understand the Funds’ performance for the last five years or the period of the Funds’ operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

Select Class

			Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Arizona Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	$9.93	$0.27	$(0.22)	$0.05	$(0.26)	$(0.03)	$(0.29)
Year Ended June 30, 2005	9.84	0.41	0.09	0.50	(0.41)	—	(0.41)
Year Ended June 30, 2004	10.28	0.40	(0.42)	(0.02)	(0.40)	(0.02)	(0.42)
Year Ended June 30, 2003	9.92	0.43	0.36	0.79	(0.43)	—	(0.43)
Year Ended June 30, 2002	9.75	0.45	0.17	0.62	(0.45)	—	(0.45)
Year Ended June 30, 2001	9.46	0.46	0.29	0.75	(0.46)	—	(0.46)

Kentucky Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.36	0.28	(0.22)	0.06	(0.28)	—	(0.28)
Year Ended June 30, 2005	10.24	0.42	0.12	0.54	(0.42)	—	(0.42)
Year Ended June 30, 2004	10.66	0.43	(0.42)	0.01	(0.43)	—	(0.43)
Year Ended June 30, 2003	10.31	0.44	0.35	0.79	(0.44)	—	(0.44)
Year Ended June 30, 2002	10.19	0.47	0.12	0.59	(0.47)	—	(0.47)
Year Ended June 30, 2001	9.90	0.49	0.29	0.78	(0.49)	—	(0.49)

Louisiana Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.26	0.28	(0.25)	0.03	(0.28)	—	(0.28)
Year Ended June 30, 2005	10.14	0.42	0.13	0.55	(0.43)	—	(0.43)
Year Ended June 30, 2004	10.58	0.40	(0.44)	(0.04)	(0.40)	—	(0.40)
Year Ended June 30, 2003	10.20	0.41	0.38	0.79	(0.41)	—	(0.41)
Year Ended June 30, 2002	10.08	0.45	0.12	0.57	(0.45)	—	(0.45)
Year Ended June 30, 2001	9.74	0.48	0.34	0.82	(0.48)	—	(0.48)

Michigan Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.89	0.30	(0.21)	0.09	(0.30)	—	(0.30)
Year Ended June 30, 2005	10.82	0.46	0.07	0.53	(0.46)	—	(0.46)
Year Ended June 30, 2004	11.29	0.47	(0.47)	—	(0.47)	—	(0.47)
Year Ended June 30, 2003	10.83	0.46	0.46	0.92	(0.46)	—	(0.46)
Year Ended June 30, 2002	10.65	0.49	0.18	0.67	(0.49)	—	(0.49)
Year Ended June 30, 2001	10.22	0.50	0.43	0.93	(0.50)	—	(0.50)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Includes interest expense for custody overdraft and interfund lending of 1 basis point.

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 9.69	0.53%	$103,022	0.63%		4.06%	0.76%	4%
9.93	5.18	109,776	0.60		4.12	0.67	5
9.84	(0.16)	128,048	0.59		4.01	0.64	11
10.28	8.06	141,541	0.59		4.17	0.64	18
9.92	6.57	161,869	0.59		4.52	0.64	12
9.75	7.92	176,004	0.59		4.71	0.64	17

10.14	0.59	81,739	0.63		4.10	0.79	4
10.36	5.36	86,432	0.61		4.00	0.68	3
10.24	0.10	95,277	0.61		4.09	0.66	5
10.66	7.74	116,423	0.61		4.12	0.66	9
10.31	5.89	122,970	0.61		4.56	0.66	15
10.19	8.06	127,557	0.61		4.89	0.66	17

10.01	0.33	38,157	0.64	(e)	4.13	0.83	2
10.26	5.46	41,876	0.62		4.07	0.82	3
10.14	(0.37)	45,453	0.61		3.84	0.81	2
10.58	7.86	56,421	0.61		3.90	0.81	10
10.20	5.75	68,446	0.61		4.41	0.81	22
10.08	8.56	72,627	0.61		4.81	0.81	11

10.68	0.87	182,938	0.61		4.24	0.72	4
10.89	4.97	171,727	0.61		4.18	0.69	12
10.82	(0.04)	172,951	0.60		4.22	0.65	10
11.29	8.67	203,301	0.60		4.18	0.65	11
10.83	6.39	216,149	0.60		4.53	0.65	8
10.65	9.29	218,856	0.59		4.79	0.64	17

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83

Financial Highlights

CONTINUED

Select Class (continued)

			Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Municipal Income Fund
July 1, 2005 to February 28, 2006 (d)	$ 9.87	$ 0.25	$ (0.13)	$ 0.12	$ (0.25)	$ —	$ (0.25)
Year Ended June 30, 2005	9.74	0.39	0.14	0.53	(0.40)	—	(0.40)
Year Ended June 30, 2004	10.09	0.41	(0.35)	0.06	(0.41)	—	(0.41)
Year Ended June 30, 2003	9.89	0.43	0.20	0.63	(0.43)	—	(0.43)
Year Ended June 30, 2002	9.80	0.46	0.09	0.55	(0.46)	—	(0.46)
Year Ended June 30, 2001	9.46	0.48	0.34	0.82	(0.48)	—	(0.48)

Ohio Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	11.04	0.30	(0.21)	0.09	(0.30)	—	(0.30)
Year Ended June 30, 2005	10.93	0.44	0.11	0.55	(0.44)	—	(0.44)
Year Ended June 30, 2004	11.36	0.44	(0.43)	0.01	(0.44)	—	(0.44)
Year Ended June 30, 2003	10.97	0.44	0.39	0.83	(0.44)	—	(0.44)
Year Ended June 30, 2002	10.79	0.49	0.18	0.67	(0.49)	—	(0.49)
Year Ended June 30, 2001	10.44	0.53	0.35	0.88	(0.53)	—	(0.53)

Short Term Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.21	0.18	(0.08)	0.10	(0.18)	—	(0.18)
Year Ended June 30, 2005	10.19	0.26	0.02	0.28	(0.26)	—	(0.26)
Year Ended June 30, 2004	10.43	0.25	(0.21)	0.04	(0.25)	(0.03)	(0.28)
Year Ended June 30, 2003	10.24	0.28	0.20	0.48	(0.28)	(0.01)	(0.29)
Year Ended June 30, 2002	10.09	0.35	0.15	0.50	(0.35)	—	(0.35)
Year Ended June 30, 2001	9.90	0.44	0.19	0.63	(0.44)	—	(0.44)

Tax Free Bond Fund
July 1, 2005 to February 28, 2006 (d)	13.01	0.34	(0.19)	0.15	(0.35)	(0.07)	(0.42)
Year Ended June 30, 2005	12.88	0.55	0.34	0.89	(0.56)	(0.20)	(0.76)
Year Ended June 30, 2004	13.42	0.59	(0.52)	0.07	(0.59)	(0.02)	(0.61)
Year Ended June 30, 2003	12.89	0.59	0.53	1.12	(0.59)	—	(0.59)
Year Ended June 30, 2002	12.72	0.61	0.17	0.78	(0.61)	—	(0.61)
Year Ended June 30, 2001	12.15	0.61	0.57	1.18	(0.61)	—	(0.61)

West Virginia Municipal Bond Fund
July 1, 2005 to February 28, 2006 (d)	10.22	0.28	(0.22)	0.06	(0.28)	—	(0.28)
Year Ended June 30, 2005	10.11	0.41	0.12	0.53	(0.42)	—	(0.42)
Year Ended June 30, 2004	10.55	0.41	(0.44)	(0.03)	(0.41)	—	(0.41)
Year Ended June 30, 2003	10.19	0.44	0.36	0.80	(0.44)	—	(0.44)
Year Ended June 30, 2002	10.06	0.48	0.13	0.61	(0.48)	—	(0.48)
Year Ended June 30, 2001	9.73	0.48	0.33	0.81	(0.48)	—	(0.48)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 9.74	1.20%	$ 1,041,847	0.59%	3.91%	0.69%	28%
9.87	5.55	680,707	0.60	3.91	0.66	39
9.74	0.57	763,172	0.59	4.08	0.64	48
10.09	6.48	898,852	0.59	4.27	0.64	74
9.89	5.82	959,322	0.59	4.65	0.64	94
9.80	8.77	931,851	0.58	4.99	0.64	65

10.83	0.81	91,515	0.63	4.05	0.75	4
11.04	5.13	98,393	0.61	3.96	0.79	7
10.93	0.06	110,433	0.60	3.88	0.81	16
11.36	7.67	132,810	0.60	3.90	0.81	15
10.97	6.33	136,759	0.60	4.49	0.82	21
10.79	8.63	134,934	0.60	4.99	0.81	16

10.13	0.97	263,075	0.55	2.57	0.67	13
10.21	2.80	306,288	0.55	2.53	0.76	41
10.19	0.35	331,423	0.55	2.36	0.81	138
10.43	4.81	334,990	0.55	2.79	0.81	110
10.24	4.98	219,485	0.55	3.48	0.81	94
10.09	6.52	135,796	0.55	4.43	0.81	89

12.74	1.18	1,107,478	0.58	4.04	0.68	30
13.01	7.06	963,903	0.58	4.18	0.66	43
12.88	0.53	437,303	0.59	4.41	0.64	20
13.42	8.86	515,093	0.58	4.47	0.63	12
12.89	6.25	539,253	0.58	4.72	0.63	11
12.72	9.88	574,311	0.58	4.86	0.63	34

10.00	0.65	79,889	0.63	4.23	0.80	4
10.22	5.27	84,544	0.61	3.99	0.70	4
10.11	(0.33)	83,362	0.60	3.92	0.66	20
10.55	8.00	88,621	0.59	4.24	0.65	10
10.19	6.22	79,617	0.61	4.73	0.66	12
10.06	8.53	86,428	0.61	4.87	0.66	8

JPMORGAN MUNICIPAL BOND FUNDS

85

Appendix A — Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

FUND NAME	FUND CODE
Short Term Municipal Bond Fund	1
Tax Free Bond Fund	2
Municipal Income Fund	3
Arizona Municipal Bond Fund	4
Kentucky Municipal Bond Fund	5
Louisiana Municipal Bond Fund	6
Michigan Municipal Bond Fund	7
Ohio Municipal Bond Fund	8
West Virginia Municipal Bond Fund	9

Instrument	Fund Code	Risk Type
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
	1–9	Prepayment Market Credit Regulatory
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Funds will sell only covered call and secured put options.
	1–9	Management Liquidity Credit Market Leverage
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1–9	Credit Liquidity Market
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.
	1–9	Market Liquidity Management
Exchange-Traded Funds: Ownership in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. Exchange-traded funds or ETFs include a wide range of investments such as iShares, Standard and Poor’s Depository Receipts (SPDRs), and NASDAQ 100’s.
	1-9	Market Investment Company
Inverse Floating Rate Instruments: Floating rate debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1–9	Credit Market Leverage

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Instrument	Fund Code	Risk Type
Investment Company Securities: Shares of other mutual funds, including JPMorgan money market funds and shares of other money market mutual funds for which JPMorgan Investment Advisors or its affiliates serve as investment adviser or administrator. JPMorgan Investment Advisors will waive certain fees when investing in funds for which it serves as investment adviser to the extent required by law.
	1–9	Market Investment Company
Loan Participations and Assignments: Participations in, or assignments of municipal securities, including municipal leases.	1–9	Market Credit Political Liquidity Tax
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs).
	1–9	Prepayment Market Credit Regulatory Leverage
Municipal Bonds: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal bonds include private activity bonds and industrial development bonds, as well as General Obligation Notes, Bond Anticipation Notes, Tax Anticipation Notes, Revenue Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, participations in pools of municipal securities, obligations of municipal housing authorities and single family revenue bonds.
	1–9	Credit Political Tax Market Regulatory
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may invest in such options, contracts and products.	1–9	Management Credit Market Liquidity
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1–9	Liquidity Market Credit
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage-backed obligations. These include IOs and POs.
	1–9	Prepayment Market Credit Regulatory
Structured Instruments: Debt securities issued by agencies and instrumentalities of the U.S. government, banks, municipalities, corporations and other businesses whose interest and/or principal payments are indexed to foreign currency exchange rates, interest rates, or one or more other referenced indices.
	1–9	Market Liquidity Management Credit Foreign Investment

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Appendix A — Investment Practices

CONTINUED

Instrument	Fund Code	Risk Type
Swaps, Caps and Floors: A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors. Swaps involve an exchange of obligations by two parties. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in the value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities or commodities representing a particular index. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.
	1–9	Management Credit Liquidity Market
Treasury Receipts: TRs, TIGRs and CATS.	1–9	Market
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include Ginnie Mae, Fannie Mae, and Freddie Mac.	1–9	Market Credit Govt. Securities
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES.	1–9	Market
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	1–9	Market Credit Liquidity
When-Issued Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1–9	Market Leverage Liquidity Credit
Zero Coupon Debt Securities: Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.
	1–9	Credit Market Zero Coupon

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Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

•	Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

•	Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

•	Government Securities Risk. The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

•	Investment Company Risk. If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

•	Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged.  When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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Appendix A — Investment Practices

CONTINUED

•	Management Risk. The risk that a strategy used by a fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

•	Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

•	Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

•	Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

•	Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

•	Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

•	Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. This risk is similar to Credit Risk, which is described above.

JPMORGAN MUNICIPAL BOND FUNDS

90

This Page Intentionally Left Blank.

HOW TO REACH US

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI).

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION?

You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can also review and copy the Funds’ reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202- 551-8090 .) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)

©JPMorgan Chase & Co. All Rights Reserved. July 2006.

PR-MBS-T2-706

PROSPECTUS JULY 1, 2006

JPMorgan

Money Market

Funds

Morgan, Class B & Class C Shares

JPMorgan Prime Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Prime Money Market Fund	1
JPMorgan Liquid Assets Money Market Fund	7
JPMorgan U.S. Government Money Market Fund	13
JPMorgan U.S. Treasury Plus Money Market Fund	18
JPMorgan Federal Money Market Fund	23
JPMorgan 100% U.S. Treasury Securities Money Market Fund	2 7
JPMorgan Tax Free Money Market Fund	3 1
JPMorgan Municipal Money Market Fund	35
JPMorgan California Municipal Money Market Fund	39
JPMorgan Michigan Municipal Money Market Fund	44
JPMorgan New York Municipal Money Market Fund	49
JPMorgan Ohio Municipal Money Market Fund	54
The Funds’ Management and Administration	59
How Your Account Works	61
Buying Fund Shares	61
Selling Fund Shares	64
Exchanging Fund Shares	6 6
Distribution Arrangements	66
Other Information Concerning the Funds	68
Shareholder Information	70
Distributions and Taxes	70
Shareholder Statements and Reports	71
Availability of Proxy Voting Record	72
Portfolio Holdings Disclosure	72
What the Terms Mean	73
Financial Highlights	74
Appendix A—Legal Proceedings and Additional Fee and Expense Information	84
How To Reach Us	Back cover

JPMorgan
    Prime Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

1

JPMorgan
    Prime Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

JPMORGAN MONEY MARKET FUNDS

2

P R O S P E C T U S    JULY 1

2006

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

3

JPMorgan
    Prime Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Class B Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

The performance figures in the bar chart do not reflect any deduction for the contingent deferred sales charges, which are assessed on Class B Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load. Class B Shares convert to Morgan Shares after eight years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER	3rd quarter, 2000	1.39%
WORST QUARTER	2nd quarter, 2003	0.02%
	3rd quarter, 2003
	4th quarter, 2003
	1st quarter, 2004

The Fund’s year-to-date total return as of 3/31/06 was 0.87%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

4

P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%) 1

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares [2]	2.81	1.88	3.34
Class B Shares	(2.69)	0.91	2.89
Class C Shares[3]	1.31	1.29	2.86

1	The performance for all three classes would have similar average annual total returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

2	The performance before the Morgan Shares were launched on 10/1/98 is based on Class B Shares of the Fund.

3	The performance before Class C Shares were launched on 5/14/98 is based on Class B Shares of the Fund.

Investor Expenses for Morgan, Class B and Class C Shares

The expenses of the Morgan, Class B and Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	MORGAN SHARES	CLASS B SHARES	CLASS C SHARES
Maximum Sales Charge (Load) when you buy shares, shown as % of the offering price	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) shown as % of lower of original purchase price or redemption proceeds	NONE	5.00	1.00

JPMORGAN MONEY MARKET FUNDS

5

JPMorgan
    Prime Money Market Fund

CONTINUED

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN, CLASS B AND CLASS C ASSETS)

	MORGAN SHARES	CLASS B SHARES	CLASS C SHARES
Management Fees	0.08	0.08	0.08
Distribution (Rule 12b-1) Fees	NONE	0.75	0.75
Shareholder Service Fees	0.35	0.25	0.25
Other Expenses[1]	0.1 0	0.1 0	0.1 0
Total Annual Operating Expenses	0.5 3	1.1 8	1.1 8
Fee Waiver and Expense Reimbursements[2]	(0.0 1)	(0.2 1)	(0.2 1)
Net Expenses[2]	0.52	0.97	0.97

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Morgan, Class B and Class C Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.52%, 0.97% and 0.97%, respectively, of their average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Morgan Shares($)	53	169	295	664
Class B Shares*($)	599	65 4	829	1,231	**
Class C Shares*($)	199	354	629	1,413

IF YOU DON’T SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Morgan Shares($)	53	169	295	664
Class B Shares($)	99	354	629	1,231	**
Class C Shares($)	99	354	629	1,413

*	Assumes applicable deferred sales charge is deducted when shares are sold.

**	Reflects conversion of Class B Shares to Morgan Shares after they have been owned for eight years.

JPMORGAN MONEY MARKET FUNDS

6

JPMorgan
    Liquid Assets Money Market Fund

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however , invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

7

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed

JPMORGAN MONEY MARKET FUNDS

8

P R O S P E C T U S    JULY 1

2006

settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

9

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Class B Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

The performance figures in the bar chart do not reflect any deduction for the contingent deferred sales charges, which are assessed on Class B Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load. Class B Shares convert to Morgan Shares after eight years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER	4th quarter, 2000	1.31%
WORST QUARTER	3rd quarter, 2003	0.03%

The Fund’s year-to-date total return as of 3/31/06 was 0.87%.

1	The Fund’s fiscal year end is the last day of February .

JPMORGAN MONEY MARKET FUNDS

10

P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%)1

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares[2]	2.75	1.89	3.57
Class B Shares[2]	(2.65)	1.05	2.79
Class C Shares[2]	1.35	1.24	2.76

1	The performance for all three classes would have similar average annual total returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

2	Historical performance shown for Morgan, Class B and Class C Shares prior to their inception on 2/ 22 /05, 11/12/96 and 5/31/00, respectively, is based on the performance of Investor Shares, the original class offered. All prior performance for these classes has been adjusted to reflect the differences in expenses and sales charges between classes.

Investor Expenses for Morgan, Class B and Class C Shares

The expenses of the Morgan, Class B and Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	MORGAN SHARES	CLASS B SHARES	CLASS C SHARES
Maximum Sales Charge (Load) when you buy shares, shown as % of the offering price	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) shown as % of lower of original purchase price or redemption proceeds	NONE	5.00	1.00

JPMORGAN MONEY MARKET FUNDS

11

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN, CLASS B AND CLASS C ASSETS)

	MORGAN SHARES	CLASS B SHARES	CLASS C SHARES
Management Fees	0.08	0.08	0.08
Distribution (Rule 12b-1) Fees	0.10	0.75	0.75
Shareholder Service Fees	0.35	0.25	0.25
Other Expenses[1]	0.1 1	0.1 1	0.1 1
Total Annual Operating Expenses	0.64	1. 19	1. 19
Fee Waiver and Expense Reimbursements[2]	( 0.0 5)	(0.2 2)	(0.2 2)
Net Expenses[2]	0.59	0.97	0.97

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Morgan, Class B and Class C Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59%, 0.97% and 0.97%, respectively, of their average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Morgan Shares($)	60	20 0	35 2	794
Class B Shares*($)	599	65 6	83 3	1,2 70	**
Class C Shares*($)	199	35 6	63 3	1,4 24

IF YOU DON’T SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Morgan Shares($)	60	20 0	35 2	794
Class B Shares($)	99	35 6	63 3	1,2 70	**
Class C Shares($)	99	35 6	63 3	1,4 24

*	Assumes applicable deferred sales charge is deducted when shares are sold.

**	Reflects conversion of Class B Shares to Morgan Shares after they have been owned for eight years.

JPMORGAN MONEY MARKET FUNDS

12

JPMorgan
    U.S. Government Money Market Fund

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities .

If the Fund decides to invest in other types of securities, shareholders will be given 60 days advance notice.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

JPMORGAN MONEY MARKET FUNDS

13

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

14

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER	3rd quarter, 2000	1.64%
WORST QUARTER	2nd quarter, 2004	0.24%

The Fund’s year-to-date total return as of 3/31/06 was 1.08%.

1	The Fund’s fiscal year end is the last day of February.

2	The Morgan Shares were launched on February 19 , 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Capital Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Capital Shares of the Fund are not offered in this prospectus. Morgan and Capital Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. During this period, the actual returns of Morgan Shares would have been lower than those shown because Morgan Shares have higher expenses than Capital Shares.

JPMORGAN MONEY MARKET FUNDS

15

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares[1]	2.66	1.82	3.48

1	The performance in the table for the period before Morgan Shares were launched on 2/ 19 /05 is based on the Fund’s Capital Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the Capital Shares has been adjusted to reflect differences in expenses between classes.

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) when you buy shares, shown as % of the offering price	NONE
Maximum Deferred Sales Charge (Load) shown as % of lower of original purchase price or redemption proceeds	NONE

JPMORGAN MONEY MARKET FUNDS

16

P R O S P E C T U S    JULY 1

2006

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN SHARES ASSETS )

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.63
Fee Waiver and Expense Reimbursements[2]	(0.04)
Net Expenses[2]	0.59

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	60	198	347	783

JPMORGAN MONEY MARKET FUNDS

17

JPMorgan
    U.S. Treasury Plus Money Market Fund

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

JPMORGAN MONEY MARKET FUNDS

18

P R O S P E C T U S    JULY 1

2006

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

19

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Class B Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

The performance figures in the bar chart do not reflect any deduction for the contingent deferred sales charges, which are assessed on Class B Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load. Class B Shares convert to Morgan Shares after eight years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER	4th quarter, 2000	1.26%
WORST QUARTER	2nd quarter, 2004	0.06%

The Fund’s year-to-date total return as of 3/31/06 was 0.84%.

1	The Fund’s fiscal year end is the last day of February.

2	Historical performance shown for Class B Shares prior to its inception on 11/12/96 is based on the performance of Investor Shares, the original class offered. All prior performance for this class has been adjusted to reflect the differences in expenses and sales charges between the classes.

JPMORGAN MONEY MARKET FUNDS

20

P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%)1

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares[2]	2.58	1.73	3.36
Class B Shares[2]	(2.78)	1. 00	2. 62
Class C Shares[2]	1.22	1. 19	2. 61

1	The performance for all three classes would have similar average annual total returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

2	Historical performance shown for Morgan, Class B and Class C Shares prior to their inception on 2/ 22 /05, 11/12/96 and 5/31/00, respectively, is based on the performance of Investor Shares, the original class offered. All prior performance for these classes has been adjusted to reflect the differences in expenses and sales charges between classes.

Investor Expenses for Morgan, Class B and Class C Shares

The expenses of the Morgan, Class B and Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	MORGAN SHARES	CLASS B SHARES	CLASS C SHARES
Maximum Sales Charge (Load) when you buy shares, shown as % of the offering price	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) shown as % of lower of original purchase price or redemption proceeds	NONE	5.00	1.00

JPMORGAN MONEY MARKET FUNDS

21

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN, CLASS B AND CLASS C ASSETS)

	MORGAN SHARES	CLASS B SHARES	CLASS C SHARES
Management Fees	0.08	0.08	0.08
Distribution (Rule 12b-1) Fees	0.10	0.75	0.75
Shareholder Service Fees	0.35	0.25	0.25
Other Expenses[1]	0.1 1	0.1 1	0.1 1
Total Annual Operating Expenses	0.6 4	1.1 9	1.1 9
Fee Waiver and Expense Reimbursements[2]	( 0.0 5)	(0.2 2)	(0.2 2)
Net Expenses[2]	0.59	0.97	0.97

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Morgan, Class B and Class C Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59%, 0.97% and 0.97%, respectively, of their average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Morgan Shares($)	60	200	3 52	7 94
Class B Shares*($)	599	65 6	8 33	1,2 70	**
Class C Shares*($)	199	35 6	6 33	1,4 24

IF YOU DON’T SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Morgan Shares($)	60	200	3 52	7 94
Class B Shares($)	99	35 6	6 33	1,2 70	**
Class C Shares($)	99	35 6	6 33	1,4 24

*	Assumes applicable deferred sales charge is deducted when shares are sold.

**	Reflects conversion of Class B Shares to Morgan Shares after they have been owned for eight years.

JPMORGAN MONEY MARKET FUNDS

22

JPMorgan
    Federal Money Market Fund

The Fund’s Objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes

•	debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government , including the well-known

JPMORGAN MONEY MARKET FUNDS

23

JPMorgan
    Federal Money Market Fund

CONTINUED

Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

24

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER	4th quarter, 2000	1.47%
WORST QUARTER	1st quarter, 2004	0.08%

The Fund’s year-to-date total return as of 3/31/06 was 0.95%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

25

JPMorgan
    Federal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares	2.62	1.69	3. 31

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN SHARES ASSETS )

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0.6 4
Fee Waiver and Expense Reimbursements[2]	(0.0 5)
Net Expenses[2]	0.59

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	60	20 0	35 2	794

JPMORGAN MONEY MARKET FUNDS

26

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The Fund’s Main Investment Strategy

The Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

JPMORGAN MONEY MARKET FUNDS

27

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The risk of securities lending is reduced, however, by the following policies:

•	JPMIM maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high-quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

28

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER	4th quarter, 2000	1.46%
WORST QUARTER	4th quarter, 2003	0.10%
	1st quarter, 2004
	2nd quarter, 2004

The Fund’s year-to-date total return as of 3/31/06 was 0.90%.

1	The performance for the period before Morgan Shares were launched on 5/3/96 is based on the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

29

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares[1]	2.39	1.65	3. 23

1	The performance for the period before Morgan Shares were launched on 5/3/96 is based on the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN SHARES ASSETS )

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]	0.11
Total Annual Operating Expenses	0.64
Fee Waivers and Expense Reimbursements[2]	(0.05)
Net Expenses[2]	0.59

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	60	200	352	794

JPMORGAN MONEY MARKET FUNDS

30

JPMorgan
    Tax Free Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund will try to invest its assets exclusively in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of the Fund’s Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax . The Fund may exceed this 20% limit for temporary defensive purposes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

31

JPMorgan
    Tax Free Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

32

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER	4th quarter, 2000	0.96%
WORST QUARTER	3rd quarter, 2003	0.09%

The Fund’s year-to-date total return as of 3/31/06 was 0 . 62%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

33

JPMorgan
    Tax Free Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares	1.84	1. 28	2. 18

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN SHARES ASSETS )

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]	0.1 0
Total Annual Operating Expenses	0.6 3
Fee Waivers and Expense Reimbursements[2]	(0.0 4)
Net Expenses[2]	0.59

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	60	198	347	7 83

JPMORGAN MONEY MARKET FUNDS

34

JPMorgan
    Municipal Money Market Fund

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this second policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s remaining assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

35

JPMorgan
    Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

36

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER	4th quarter, 2000	0.99%
WORST QUARTER	3rd quarter, 2003	0.13%

The Fund’s year-to-date total return as of 3/31/06 was 0.66%.

1	The Fund’s fiscal year end is the last day of February.

2	The Morgan Shares were launched on February 19 , 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Premier Shares of the Fund and has not been adjusted to reflect the differences in fees and other expenses between the classes. Premier Shares of the Fund are not offered in this prospectus. Morgan and Premier Shares would have substan tially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. During this period, the actual returns of Morgan Shares would have been lower than shown because Morgan Shares have higher expenses than Premier Shares.

JPMORGAN MONEY MARKET FUNDS

37

JPMorgan
    Municipal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares[1]	1.90	1. 27	2. 18

1	The performance in the table for the period before Morgan Shares were launched on 2/ 19 /05 is based on the Fund’s Premier Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the Premier Shares has been adjusted to reflect differences in expenses between classes.

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN SHARES ASSETS )

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0.6 4
Fee Waivers and Expense Reimbursements[2]	( 0.0 5)
Net Expenses[2]	0.59

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59% of their average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	60	200	3 52	7 94

JPMORGAN MONEY MARKET FUNDS

38

JPMorgan
    California Municipal Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations . For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of California, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions; and

•	are short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of Assets may be invested in securities paying interest which is subject to federal and California personal income taxes or the federal alternative minimum tax. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

39

JPMorgan
    California Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of California Obligations.  The Fund will be particularly susceptible to difficulties affecting California and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located out side the U.S., these securities could be riskier than those backed by U.S. institutions because of pos sible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or California personal income taxes. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Concentration Risk.  The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

40

P R O S P E C T U S    JULY 1

2006

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States or by the State of California
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

41

JPMorgan
    California Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER	2nd quarter, 2000	0.8 5%
WORST QUARTER	3rd quarter, 2003	0.11%
	1st quarter, 2004

The Fund’s year-to-date total return as of 3/31/06 was 0.63%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

42

P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares	1.88	1. 23	2. 08

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN SHARES ASSETS )

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]	0.1 5
Total Annual Operating Expenses	0.6 8
Fee Waivers and Expense Reimbursements[2]	(0.1 3)
Net Expenses[2]	0.55

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.55% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	56	20 4	3 66	8 34

JPMORGAN MONEY MARKET FUNDS

43

JPMorgan
    Michigan Municipal Money Market Fund

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the income from which is exempt from both federal income tax and Michigan personal income tax. As a fundamental policy, the Fund will invest at least 80% of its A ssets in such municipal securities . For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of Michigan, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions; and

•	are short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Michigan personal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s remaining assets may be invested in non-Michigan municipal obligations, which may produce interest exempt only from federal income tax, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. For temporary defensive purposes, the Fund has the ability to invest up to all of its assets in non-Michigan municipal obligations that produce income that may be subject to the federal alternative minimum tax.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

JPMORGAN MONEY MARKET FUNDS

44

P R O S P E C T U S    JULY 1

2006

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of Michigan Obligations.  The Fund will be particularly susceptible to difficulties affecting Michigan and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or Michigan personal income taxes. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

JPMORGAN MONEY MARKET FUNDS

45

JPMorgan
    Michigan Municipal Money Market Fund

CONTINUED

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States or by the State of Michigan
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

46

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER	4th quarter, 2000	0.98%
WORST QUARTER	3rd quarter, 2003	0.12%

The Fund’s year-to-date total return as of 3/31/06 was 0.66%.

1	The Fund’s fiscal year end is the last day of February .

2	The Morgan Shares were launched on February 19 , 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Premier Shares of the Fund and has not been adjusted to reflect the differences in fees and other expenses between the classes. Premier Shares of the Fund are not offered in this prospectus. During this period, the actual returns of Morgan Shares would have been lower than shown because Morgan Shares have higher expenses than Premier Shares. Performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the Fund on March 22, 1999. Historical performance shown for Premier Shares prior to 3/30/96 is based on the performance of Reserve Shares, the original class offered. Prior class performance has not been adjusted to reflect the differences in expenses between classes.

JPMORGAN MONEY MARKET FUNDS

47

JPMorgan
    Michigan Municipal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares[1]	1.89	1. 23	2. 06

1	The performance in the table for the period before Morgan Shares were launched on 2/ 19 /05 is based on the Fund’s Premier Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the Premier S hares has been adjusted to reflect differences between classes.

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN SHARES ASSETS )

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]	0.1 6
Total Annual Operating Expenses	0 .6 9
Fee Waivers and Expense Reimbursements[2]	(0. 10)
Net Expenses[2]	0.59

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59% of their average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	60	211	37 4	8 49

JPMORGAN MONEY MARKET FUNDS

48

JPMorgan
    New York Municipal Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations . For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of New York, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions ; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of Assets may be invested in securities paying interest which is subject to federal income tax, New York State and New York City personal income taxes or the federal alternative minimum tax. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to New York State and New York City personal income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

49

JPMorgan
    New York Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of New York Obligations.  The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or New York State or New York City personal income taxes. Consult your tax professional for more information.

Concentration Risk.  The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

50

P R O S P E C T U S    JULY 1

2006

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States, by the State of New York and by New York City
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

51

JPMorgan
    New York Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER	4th quarter, 2000	0.94%
WORST QUARTER	3rd quarter, 2003	0.09%

The Fund’s year-to-date total return as of 3/31/06 was 0 . 61%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

52

P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDING DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares	1.83	1. 25	2. 13

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0.6 4
Fee Waiver and Expense Reimbursements[2]	(0.0 5)
Net Expenses[2]	0.59

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal perio d .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	60	20 0	35 2	794

JPMORGAN MONEY MARKET FUNDS

53

JPMorgan
    Ohio Municipal Money Market Fund

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the income from which is exempt from both federal income tax and Ohio personal income tax. As a fundamental policy, the Fund will invest at least 80% of its A ssets in such municipal obligations . For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of Ohio, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions ; and

•	are short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s remaining assets may be invested in non-Ohio municipal obligations, which may produce interest exempt only from federal income tax, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. For temporary defensive purposes, the Fund has the ability to invest up to all of its assets in non-Ohio municipal obligations that produce income that may be subject to the federal alternative minimum tax.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

JPMORGAN MONEY MARKET FUNDS

54

P R O S P E C T U S    JULY 1

2006

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of Ohio Obligations.  The Fund will be particularly susceptible to difficulties affecting Ohio and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or Ohio personal income taxes. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

JPMORGAN MONEY MARKET FUNDS

55

JPMorgan
    Ohio Municipal Money Market Fund

CONTINUED

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States or by the State of Ohio
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

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The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER	4th quarter, 2000	0.97%
WORST QUARTER	2nd quarter, 2004	0.11%

The Fund’s year-to-date total return as of 3/31/06 was 0.65%.

1	The Fund’s fiscal year end is the last day of February.

2	The Morgan Shares were launched on February 19 , 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Premier Shares of the Fund and has not been adjusted to reflect the differences in fees and other expenses between the classes. Premier Shares of the Fund are not offered in this prospectus. Morgan and Premier Shares would have substan tially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. During this period, the actual returns of Morgan Shares would have been lower than shown because Morgan Shares have higher expenses than Premier Shares.

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JPMorgan
    Ohio Municipal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares[1]	1.87	1. 22	2. 14

1	The performance in the table for the period before Morgan Shares were launched on 2/ 19 /05 is based on the Fund’s Premier Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the Premier Shares has been adjusted to reflect differences between the classes.

Investor Expenses for Morgan Shares

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM MORGAN SHARES ASSETS )

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.10
Shareholder Service Fees	0.35
Other Expenses[1]	0.1 9
Total Annual Operating Expenses	0. 72
Fee Waivers and Expense Reimbursements[2]	(0. 13)
Net Expenses[2]	0.59

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Morgan Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.59% of their average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Morgan Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	60	2 17	3 88	8 82

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The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMTI), a Delaware statutory trust:

•	Prime Money Market Fund

•	Federal Money Market Fund

•	100% U.S. Treasury Securities Money Market Fund

•	Tax Free Money Market Fund

•	California Municipal Money Market Fund

•	New York Municipal Money Market Fund

Collectively, these are the JPMTI Funds.

The following Funds are series of JPMorgan Trust II (JPMTII), a Delaware statutory trust:

•	Liquid Assets Money Market Fund

•	U.S. Government Money Market Fund

•	U.S. Treasury Plus Money Market Fund

•	Municipal Money Market Fund

•	Michigan Municipal Money Market Fund

•	Ohio Municipal Money Market Fund

Collectively , these are the JPMTII Funds.

The trustees of each trust are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

JPMIM and JPMIA each act s as investment adviser to several of the Funds and each makes day-to-day investment decisions for the Funds which it advises. JPMIM is the investment adviser to the JPMTI Funds, and JPMIA (formerly known as Banc One Investment Advisors Corporation) is the investment adviser to the JPMTII Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase.

During the most recent fiscal period ended 2/28/06 , JPMIM or JPMI A were paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Prime Money Market Fund	0.08
Liquid Assets Money Market Fund	0.08
U.S. Government Money Market Fund	0.08
U.S. Treasury Plus Money Market Fund	0.08
Federal Money Market Fund	0.08
100% U.S. Treasury Securities Money Market Fund	0.08
Tax Free Money Market Fund	0.08
Municipal Money Market Fund	0.08
California Municipal Money Market Fund	0.08
Michigan Municipal Money Market Fund	0.08
New York Municipal Money Market Fund	0.08
Ohio Municipal Money Market Fund	0.08

A discussion of the basis the Boards of Trustees of JPMTI and JPMTII used in reapproving the invest ment advisory agreement for the Funds is available in the shareholder report for the period ended August 31 , 2005 for the JPMTI Funds, and is available in the shareholder report for the period ended December 31 , 2005 for the JPMTII Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following

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annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMTI and JPMTII , on behalf of the Funds, ha ve entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.35% of the average daily net assets of Morgan Shares of each Fund and 0.25% of the average daily net assets of the Class B and Class C Shares. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fees described above to such entities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Morgan Shares of each Fund.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

With the exception of Prime Money Market Fund, all of the Funds have adopted a Rule 12b-1 distribution plan under which they pay annual distribution fees of up to 0.10% of the average daily net assets attributable to Morgan Shares. The Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund have adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.75% of the average daily net assets attributable to Class B and Class C Shares.

Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Pay ments are not tied to the amount of actual expenses incurred.

Because Rule 12b-1 expenses are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the sales charges, Rule 12b-1 fees and shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold. In addition, JPMDS may, on occasion, pay Financial Intermediaries the entire front-end sales charge applicable to the JPMorgan Fund shares sold by the Financial Intermediary or an additional commission on the sale of JPMorgan Fund shares subject to a CDSC.

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How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Morgan Shares of these Funds. Unlike the other money market funds in the prospectus, the Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund also offer two additional classes of shares: Class B and Class C Shares. You do not pay any front-end sales charge when you buy Class B or Class C Shares of these three Funds. You may have to pay a contingent deferred sales charge (CDSC) when you sell Class B or Class C Shares of these three Funds depending on how long you have held them.

Different sales charges are associated with the Class B and Class C Shares of the Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund:

•	If you hold Class B Shares, you may be required to pay a CDSC when you sell your shares, depending on the length of your investment in the particular shares.

•	If you hold Class C Shares, you may be required to pay a CDSC if you hold the shares for less than one year.

For more information about Class B and Class C Shares see “Distribution Arrangements.”

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after JPMorgan Funds Services accepts your order.

Morgan Shares, Class B and Class C Shares may be purchased by the general public. You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. You may also purchase Morgan, Class B and Class C Shares directly from JPMorgan Funds Services.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your

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How Your Account Works

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Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

Normally, the cut-off time for each Fund is:

Prime Money Market Fund	5:00 P.M. ET
Liquid Assets Money Market Fund	5:00 P.M. ET
U.S. Government Money Market Fund	5:00 P.M. ET
U.S. Treasury Plus Money Market Fund	5:00 P.M. ET
Federal Money Market Fund	2:00 P.M. ET
100% U.S. Treasury Securities Money Market Fund	2:00 P.M. ET
Tax Free Money Market Fund	NOON ET
Municipal Money Market Fund	NOON ET
California Municipal Money Market Fund	NOON ET
Michigan Municipal Money Market Fund	NOON ET
New York Municipal Money Market Fund	NOON ET
Ohio Municipal Money Market Fund	NOON ET

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
JPMORGAN FUNDS SERVICES
1-800-480-4111

Minimum Investments

Morgan, Class B and Class C Shares are subject to a $1,000 minimum investment requirement per Fund. Subsequent investments must be at least $25 per Fund. A lower minimum may be available under the Systematic Investment Plan.

Class B Shares should not be used for investments of more than $99,999 individually or in the aggregate.

Individual purchases of $100,000 or more of Class B Shares will be rejected. In addition, effective September 15, 2006, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B Shares of all Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification num bers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Inter mediary to determine if an initial or additional purchase of Class B Shares is suitable for you.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

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We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-MORGAN)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by the Fund’s cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of three ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price. Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

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How Your Account Works

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•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

Through JPMorgan Funds Services

Call 1-800-480-4111
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

JPMorgan Funds Services will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

Through a Systematic Investment Plan

You may purchase additional Morgan, Class B or Class C Shares by making automatic periodic investments from your bank account. You may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Class B Purchases over $100,000.   You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B S hares when aggregated with the value of Class B S hares of all Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to des ignate a different share class for systematic investments.

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order, less any applicable sales charges.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

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You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact JPMorgan Funds Services for more details.

You can sell your shares in one of three ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Through JPMorgan Funds Services

Call 1-800-480-4111. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.
Or
Send a signed letter with your instructions to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Through a Systematic Withdrawal Plan

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

If you select this option, please keep in mind that:

•	If you own Class B or Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share for shares of the applicable class.

If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

Check Writing

Morgan Shares shareholders may write checks for $250 or more.

•	Checks may be payable to any person and your account will continue to earn dividends until the check clears.

•	Checks are free, but your bank or the payee may charge you for stop payment orders, insufficient funds, or other valid reasons.

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•	You cannot use this option to close your account because of the difficulty of determining the exact value of your account.

•	You must wait five business days before you can write a check against shares purchased by a check or ACH.

Select the “Check Writing” option on the Account Application. Complete, sign and return the Check Writing Privileges Election form that is attached to the application. You will receive a supply of checks that will be drawn on UMB Bank, N.A.

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

Morgan Shares of a Fund may be exchanged for Morgan Shares of certain other JPMorgan Funds or Class A Shares of another JPMorgan Fund. You may pay a sales charge if you exchange your Morgan Shares for Class A Shares.

Class B Shares of a Fund may be exchanged for Class B Shares of another JPMorgan Fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Municipal Bond Fund and JPMorgan Ultra Short Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of any other JPMorgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of a Fund may be exchanged for Class C Shares of another JPMorgan Fund, except the Short Term Bond Funds.

If you exchange Class B Shares of the Prime Money Market Fund, Liquid Assets Money Market Fund or U.S. Treasury Plus Money Market Fund for Class B Shares of another JPMorgan Fund, or Class C Shares of the Prime Money Market Fund, Liquid Assets Money Market Fund or U.S. Treasury Plus Money Market Fund for Class C Shares of another JPMorgan Fund, you will not pay a CDSC until you sell the shares of the other Fund. The amount of CDSC will be based on when you bought the original shares, not when you made the exchange.

You will need to meet any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

Through JPMorgan Funds Services

Call 1-800-480-4111 to ask for details.

DISTRIBUTION ARRANGEMENTS

To obtain free information regarding sales charges and elimination or waiver of sales charges on Class B and Class C Shares, visit www.jpmorganfunds.com and “click” on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the elimination or waiver of sales charges.

Class B Shares

Class B Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem these shares within six years of the purchase date,

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measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC according to the following schedule:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0-1	5.00
1-2	4.00
2-3	3.00
3-4	3.00
4-5	2.00
5-6	1.00
MORE THAN 6	NONE

The Distributor pays a commission of 4.00% of the original purchase price to Financial Intermediaries who sell Class B Shares.

Class B Shares automatically convert to Morgan Shares after eight years measured from the first day of the month in which the shares were purchased.

After conversion, your shares will be subject to the lower distribution fees charged on Morgan Shares.

You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.

If you have exchanged Class B Shares of one JPMorgan Fund for Class B Shares of another, the time you held the shares in each Fund will be added together.

Class C Shares

Class C Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0-1	1.00
AFTER FIRST YEAR	NONE

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares.

Like Class B Shares, Class C Shares have higher combined distribution and service fees than Morgan Shares. Unlike Class B Shares, Class C Shares do not convert to Morgan Shares. That means you keep paying the higher combined distribution and service fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class B Shares.

Calculation of the Class B and Class C CDSC

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class B and Class C Shares of the Prime Money Market Fund purchased prior to February 19, 2005, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B and Class C Shares of the Prime Money Market Fund purchased on or after February 19, 2005, the CDSC is based on the original cost of the shares.

For Class B Shares of the Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund purchased prior to November 1, 2002, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B and Class C Shares of the Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund purchased on or after November 1, 2002, the CDSC is based on the original cost of the shares.

You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class B or Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares you received in the reorganization.

Waivers of the Class B and Class C CDSC

No CDSC is imposed on redemptions of Class B or Class C Shares:

1.	If you withdraw no more than a specified percentage (as indicated in “Selling Fund Shares —

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How Your Account Works

CONTINUED

Through a Systematic Withdrawal Plan”) of the current balance of the applicable Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Selling Fund Shares — Through a Systematic Withdrawal Plan.”

2.	Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class B or Class C Shares of other JPMorgan Funds. However, you may pay a CDSC when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares.”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

No sales charge is imposed on Class C Shares of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a JPMorgan Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class B or Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the

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$10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.
1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC.

2.	If your account falls below the Funds’ minimum investment requirement and is closed as a result, you will not be charged a CDSC.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels. Properly designated exempt-interest dividends paid by the Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund, Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund are not subject to federal income taxes, but will generally be subject to state and local taxes and may be subject to federal alternative minimum tax. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds.

California personal income tax law provides that dividends paid by a regulated investment company, or series thereof, from interest on obligations that would be exempt from California personal income tax if held directly by an individual, are excludable from gross income if such dividends are designated as such exempt- interest dividends in a written notice mailed to shareholders not later than 60 days after the close of the fund’s taxable year. Distributions to individual shareholders derived from items other than exempt-interest described above will be subject to California personal income tax. In addition, corporate shareholders should note that dividends will not be exempt from California corporate income or franchise tax. California has an alternative minimum tax similar to the federal AMT. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes. Investors should consult their advisers about other state and local tax consequences of the investment in the fund.

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan income tax and generally, also exempt from Michigan single business tax. Conversely, to the extent that the Fund’s dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes. Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

Dividends paid by the New York Municipal Money Market Fund that are derived from interest attributable to obligations of the State of New York or its political subdivisions, and obligations of the Governments of Puerto Rico, the Virgin Islands and Guam are exempt from New York State and New York City personal income tax (but not New York State corporate franchise tax or New York City business tax), provided that such dividends constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986. To the extent that investors are subject to state and local taxes outside of New York State, dividends paid by the Fund may be taxable income for purposes thereof. In addition, to the extent that the Fund’s dividends are derived from interest attributable to the obligations of any other state or of a political subdivision of any such other state or are derived from capital gains, such dividends will generally not be exempt from New York State or New York City tax. The New York AMT excludes tax-exempt interest as an item of tax preference. Interest incurred to buy or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Investors should consult their

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advisers about other state and local tax consequences of the investment in the Fund.

Dividends received from the Ohio Municipal Money Market Fund that result from interest on obligations of the State of Ohio, its political or governmental subdivisions or agencies or instrumentalities of Ohio (Ohio Obligations) are exempt from Ohio personal income tax, and Ohio municipal and school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax must include the Fund shares in the corporation’s tax base for purposes of the Ohio corporate franchise tax net worth computation . Dividends that are attributable to interest on profit on the sale, exchange, or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Note that for most entities, the corporate franchise tax will be phased out over five years starting with the 2006 corporation franchise tax report. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to , at times , liquidate other investments in order to satisfy its distribution requirements.

The dates on which dividends and capital gains will be distributed for calendar year 200 6 are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale or exchange of your shares will generally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORT S

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for elec tronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will peri odically send you proxy statements and other reports.

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If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM or JPMIA, as applicable . A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

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What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

Tax exempt municipal securities: Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

Morgan

				Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income
Prime Money Market Fund
September 1, 2005 to February 28, 2006 (c)	$1.00	$0.02		$—	(f)	$0.02		$(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2002	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2001	1.00	0.05		—		0.05		(0.05)

Liquid Assets Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—		0.01		(0.01)

U.S. Government Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—		0.02		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)

U.S. Treasury Plus Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)

Federal Money Market Fund
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(f)	0.02		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2001	1.00	0.05		—		0.05		(0.05)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.
(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.
(e)	Commencement of offering of class of shares.
(f)	Amount is less than $0.01.

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	1.80%	$3,995,204	0.51%	3.61%	0.53%
1.00	2.08	3,771,089	0.55	2.05	0.58
1.00	0.59	3,919,246	0.59	0.59	0.63
1.00	0.87	4,627,000	0.59	0.90	0.62
1.00	1.71	7,552,000	0.58	1.72	0.61
1.00	5.10	10,367,000	0.59	4.82	0.61

1.00	2.26	1,889,908	0.59	3.56	0.64
1.00	0.84	253,991	0.59	2.36	0.64

1.00	2.24	2,648,298	0.59	3.34	0.63
1.00	0.81	2,445,422	0.59	2.26	0.63

1.00	2.16	875,609	0.59	3.20	0.64
1.00	0.78	812,795	0.59	2.20	0.62

1.00	1.72	206,926	0.59	3.44	0.64
1.00	1.88	220,885	0.64	1.85	0.72
1.00	0.41	238,643	0.70	0.40	0.79
1.00	0.70	310,996	0.70	0.72	0.79
1.00	1.51	451,881	0.70	1.53	0.72
1.00	4.84	658,008	0.70	4.57	0.74

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Morgan

				Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income
California Municipal Money Market Fund
September 1, 2005 to February 28, 2006 (c)	$1.00	$0.01		$—	(f)	$0.01		$(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2001	1.00	0.03		—		0.03		(0.03)

Michigan Municipal Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—		0.01		(0.01)

New York Municipal Money Market Fund
September 1, 2005 to February 28, 2006 (c)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2001	1.00	0.03		—		0.03		(0.03)

Ohio Municipal Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.
(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.
(e)	Commencement of offering of class of shares.
(f)	Amount is less than $0.01.

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
$1.00	1.16%	$45,020	0.55%	2.28%	0.68%
1.00	1.47	217,166	0.55	1.49	0.70
1.00	0.51	154,326	0.55	0.51	0.80
1.00	0.72	149,147	0.55	0.72	0.73
1.00	1.13	163,071	0.55	1.05	0.76
1.00	2.70	82,755	0.55	2.68	0.83

1.00	1.47	31,580	0.59	2.27	0.69
1.00	0.64	7,803	0.59	1.81	0.70

1.00	1.14	1,097,957	0.59	2.27	0.64
1.00	1.42	1,485,743	0.59	1.40	0.67
1.00	0.48	1,540,274	0.59	0.48	0.70
1.00	0.72	1,662,000	0.59	0.72	0.69
1.00	1.20	2,123,000	0.59	1.17	0.69
1.00	2.98	2,438,730	0.59	2.88	0.71

1.00	1.46	26,537	0.59	2.34	0.72
1.00	0.63	1,891	0.59	1.80	0.72

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Financial Highlights

CONTINUED

Morgan

				Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income

100% U.S. Treasury Securities Money Market Fund
September 1, 2005 to February 28, 2006 (c)	$ 1.00	$ 0.02		$ —	(f)	$ 0.02		$ (0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2002	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2001	1.00	0.05		—		0.05		(0.05)

Tax Free Money Market Fund
September 1, 2005 to February 28, 2006 (c)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2001	1.00	0.03		—		0.03		(0.03)

Municipal Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.
(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.
(e)	Commencement of offering of class of shares.
(f)	Amount is less than $0.01.

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits

$ 1.00	1.59%	$ 1,913,521	0.59%	3.18%	0.64%
1.00	1.75	2,032,558	0.59	1.75	0.66
1.00	0.45	1,868,692	0.59	0.43	0.69
1.00	0.75	2,535,204	0.59	0.77	0.69
1.00	1.55	3,525,590	0.59	1.53	0.69
1.00	4.75	4,026,670	0.59	4.59	0.71

1.00	1.15	465,810	0.59	2.37	0.63
1.00	1.43	557,839	0.59	1.43	0.66
1.00	0.48	566,501	0.59	0.48	0.68
1.00	0.69	655,098	0.59	0.72	0.69
1.00	1.21	903,000	0.59	1.14	0.69
1.00	3.13	906,754	0.59	3.09	0.72

1.00	1.49	248,123	0.59	2.33	0.64
1.00	0.63	36,495	0.59	1.79	0.63

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Financial Highlights

CONTINUED

Class B

				Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income
Prime Money Market Fund
September 1, 2005 to February 28, 2006 (c)	$1.00	$0.02		$—	(e)	$0.02		$(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2004	1.00	—	(e)	—		—	(e)	— (e)
Year Ended August 31, 2003	1.00	—	(e)	—		—	(e)	— (e)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2001	1.00	0.04		—		0.04		(0.04)

Liquid Assets Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2004	1.00	—	(e)	—		—	(e)	— (e)
Year Ended June 30, 2003	1.00	—	(e)	—		—	(e)	— (e)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2001	1.00	0.05		—		0.05		(0.05)

U.S. Treasury Plus Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(e)	0.01		(0.01)
Year Ended June 30, 2004	1.00	—	(e)	—		—	(e)	— (e)
Year Ended June 30, 2003	1.00	—	(e)	—		—	(e)	— (e)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2001	1.00	0.04		—		0.04		(0.04)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.
(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.
(e)	Amount is less than $0.01.

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	1.57%	$5,907	0.97%	3.16%	1.18%
1.00	1.52	5,690	1.11	1.58	1.23
1.00	0.12	8,247	1.06	0.12	1.28
1.00	0.25	10,093	1.21	0.27	1.27
1.00	1.05	13,296	1.23	1.10	1.26
1.00	4.43	17,726	1.24	4.17	1.26

1.00	2.01	20,450	0.97	2.97	1.19
1.00	1.27	26,999	1.01	1.17	1.44
1.00	0.15	41,540	1.02	0.15	1.54
1.00	0.33	62,581	1.33	0.32	1.55
1.00	1.12	38,690	1.52	1.08	1.55
1.00	4.58	33,898	1.52	4.22	1.55

1.00	1.90	1,819	0.97	2.82	1.19
1.00	1.25	2,358	0.87	1.18	1.42
1.00	0.24	2,860	0.82	0.24	1.52
1.00	0.31	3,096	1.17	0.31	1.53
1.00	1.05	1,735	1.52	0.95	1.53
1.00	4.27	1,014	1.52	4.17	1.54

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Financial Highlights

CONTINUED

Class C

				Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income
Prime Money Market Fund
September 1, 2005 to February 28, 2006 (c)	$1.00	$0.02		$—	(e)	$0.02		$(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2004	1.00	—	(e)	—		—	(e)	— (e)
Year Ended August 31, 2003	1.00	—	(e)	—		—	(e)	— (e)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2001	1.00	0.04		—		0.04		(0.04)

Liquid Assets Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2004	1.00	—	(e)	—		—	(e)	— (e)
Year Ended June 30, 2003	1.00	—	(e)	—		—	(e)	— (e)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2001	1.00	0.05		—		0.05		(0.05)

U.S. Treasury Plus Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(e)	0.01		(0.01)
Year Ended June 30, 2004	1.00	—	(e)	—		—	(e)	— (e)
Year Ended June 30, 2003	1.00	—	(e)	—		—	(e)	— (e)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2001	1.00	0.04		—		0.04		(0.04)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.
(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.
(e)	Amount is less than $0.01.

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	1.57%	$611	0.97%	3.21%	1.18%
1.00	1.52	387	1.11	1.54	1.23
1.00	0.12	661	1.07	0.13	1.28
1.00	0.25	564	1.21	0.25	1.27
1.00	1.05	628	1.23	1.16	1.26
1.00	4.43	302	1.24	4.17	1.26

1.00	2.01	543,064	0.97	3.04	1.19
1.00	1.27	347,285	0.97	2.06	1.23
1.00	0.15	8,284	1.02	0.15	1.52
1.00	0.33	9,267	1.33	0.31	1.55
1.00	1.12	3,430	1.52	0.95	1.55
1.00	4.58	1,266	1.52	4.30	1.56

1.00	1.90	21,148	0.97	2.82	1.19
1.00	1.25	27,589	0.96	1.90	1.21
1.00	0.24	548	0.83	0.24	1.53
1.00	0.31	869	1.19	0.30	1.53
1.00	1.05	682	1.52	1.02	1.53
1.00	4.27	459	1.52	4.00	1.53

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Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as JPMT II ). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading”.

On February 18, 2005, one or more of the JPMTI Funds offered in this prospectus acquired the assets and liabilities of a series of One Group Mutual Funds . As a result of that acquisition of assets and liabilities, the fol lowing legal proceedings disclosure relating to One Group Mutual Funds and additional fee and expense information is applicable to any JPMTI Fund that acquired assets and liabilities of a series of One Group Mutual Funds.

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and - desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment A dvisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five year period commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2006 subject to SEC approval . More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was

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potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG , over 20 lawsuits have been filed by private plaintiffs and one lawsuit has been filed by the West Virginia Attorney General in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

On November 3, 2005, the district court ruled that all claims in the consolidated amended class action complaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in that complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings , in which it dismissed certain claims against BOIA and its affiliates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 2, 2006, the West Virginia Attorney General voluntarily dismissed its suit. On May 30, 2006, the district court rul ed that the remaining claim against the Trustees and former Trustees is to be dismissed as well.

In addition to the lawsuits described above, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a S ummary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors, Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

It is possible that these matters , the SEC and NYAG settlements, and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

As noted above, t he settlement agreement with the NYAG requires JPMorgan Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMorgan Investment Advisors and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMorgan Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMorgan Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund , the JPMorgan Government Bond Fund and the JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund ) and the Reduced Rates on various classes of those Funds were implemented September 27, 2004.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement or administration agreement . S uch reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Reduced Rate Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with JPMorgan Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

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FUND	CLASS	NET EXPENSE RATIO	GROSS EXPENSE RATIO
JPMorgan Prime Money Market Fund	Morgan	0.5 2%	0. 5 3%
JPMorgan Prime Money Market Fund	B	0.97	1. 1 8
JPMorgan Prime Money Market Fund	C	0.97	1. 1 8
JPMorgan Liquid Assets Money Market Fund	Morgan	0.59	0.6 4
JPMorgan Liquid Assets Money Market Fund	B	0.97	1. 19
JPMorgan Liquid Assets Money Market Fund	C	0.97	1. 19
JPMorgan U.S. Government Money Market Fund	Morgan	0.59	0.63
JPMorgan U.S. Treasury Plus Money Market Fund	Morgan	0.59	0.6 4
JPMorgan U.S. Treasury Plus Money Market Fund	B	0.97	1.1 9
JPMorgan U.S. Treasury Plus Money Market Fund	C	0.97	1.1 9
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Morgan	0.59	0.6 4
JPMorgan Municipal Money Market Fund	Morgan	0.59	0.6 4
JPMorgan Michigan Municipal Money Market Fund	Morgan	0.59	0. 6 9
JPMorgan Ohio Municipal Money Market Fund	Morgan	0.59	0. 72

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1 , 200 6 , you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

Your actual costs may be higher or lower than those shown.

JPMORGAN PRIME MONEY MARKET FUND

	MORGAN SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$53	5.00%	4.48%	4.48%
JUNE 30, 2008	57	10.25	9.15	4.47
JUNE 30, 2009	59	15.76	14.03	4.47
JUNE 30, 2010	62	21.55	19.13	4.47
JUNE 30, 2011	65	27.63	24.45	4.47
JUNE 30, 2012	67	34.01	30.01	4.47
JUNE 30, 2013	70	40.71	35.83	4.47
JUNE 30, 2014	74	47.75	41.90	4.47
JUNE 30, 2015	77	55.13	48.24	4.47
JUNE 30, 2016	80	62.89	54.87	4.47

JPMORGAN PRIME MONEY MARKET FUND

	CLASS B SHARES[1]
	ANNUAL COSTS		GROSS CUMULATIVE RETURN		NET CUMULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMPTION	WITH REDEMPTION[2]	WITHOUT REDEMPTION	WITH REDEMPTION[2]	WITHOUT REDEMPTION	WITH REDEMPTION[2]	WITHOUT REDEMPTION	WITH REDEMPTION[2]
JUNE 30, 2007	$99	$599	5.00%	0.00%	4.03%	–0.97%	4.03%	–0.97%
JUNE 30, 2008	125	525	10.25	6.25	8.00	4.00	3.82	–0.03
JUNE 30, 2009	130	430	15.76	12.76	12.13	9.13	3.82	1.04
JUNE 30, 2010	135	435	21.55	18.55	16.41	13.41	3.82	1.14
JUNE 30, 2011	140	340	27.63	25.63	20.86	18.86	3.82	2.10
JUNE 30, 2012	145	245	34.01	33.01	25.48	24.48	3.82	2.99
JUNE 30, 2013	151	151	40.71	40.71	30.27	30.27	3.82	3.82
JUNE 30, 2014	157	157	47.75	47.75	35.25	35.25	3.82	3.82
JUNE 30, 2015	73	73	55.13	55.13	41.29	41.29	4.47	4.47
JUNE 30, 2016	77	77	62.89	62.89	47.61	47.61	4.47	4.47

1	Class B S hares automatically convert to Morgan S hares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN MONEY MARKET FUNDS

88

P R O S P E C T U S    JULY 1

2006

JPMORGAN PRIME MONEY MARKET FUND

	CLASS C SHARES[1]
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$99	5.00%	4.03%	4.03%
JUNE 30, 2008	125	10.25	8.00	3.82
JUNE 30, 2009	130	15.76	12.13	3.82
JUNE 30, 2010	135	21.55	16.41	3.82
JUNE 30, 2011	140	27.63	20.86	3.82
JUNE 30, 2012	145	34.01	25.48	3.82
JUNE 30, 2013	151	40.71	30.27	3.82
JUNE 30, 2014	157	47.75	35.25	3.82
JUNE 30, 2015	163	55.13	40.41	3.82
JUNE 30, 2016	169	62.89	45.78	3.82

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.
With redemption, the numbers for Class C Shares for the first year (period ended JUNE 3 0 , 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
$ 199	4.00%	3.03%	3.03%

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

	MORGAN SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$60	5.00%	4.41%	4.41%
JUNE 30, 2008	68	10.25	8.96	4.36
JUNE 30, 2009	71	15.76	13.71	4.36
JUNE 30, 2010	74	21.55	18.67	4.36
JUNE 30, 2011	78	27.63	23.84	4.36
JUNE 30, 2012	81	34.01	29.24	4.36
JUNE 30, 2013	85	40.71	34.88	4.36
JUNE 30, 2014	88	47.75	40.76	4.36
JUNE 30, 2015	92	55.13	46.90	4.36
JUNE 30, 2016	96	62.89	53.30	4.36

JPMORGAN MONEY MARKET FUNDS

89

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

	CLASS B SHARES[1]
	ANNUAL COSTS		GROSS CUMULATIVE RETURN		NET CUMULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMPTION	WITH REDEMPTION[2]	WITHOUT REDEMPTION	WITH REDEMPTION[2]	WITHOUT REDEMPTION	WITH REDEMPTION[2]	WITHOUT REDEMPTION	WITH REDEMPTION[2]
JUNE 30, 2007	$99	$599	5.00%	0.00%	4.03%	–0.97%	4.03%	–0.97%
JUNE 30, 2008	126	526	10.25	6.25	7.99	3.99	3.81	–0.04
JUNE 30, 2009	131	431	15.76	12.76	12.11	9.11	3.81	1.03
JUNE 30, 2010	136	436	21.55	18.55	16.38	13.38	3.81	1.13
JUNE 30, 2011	141	341	27.63	25.63	20.81	18.81	3.81	2.09
JUNE 30, 2012	147	247	34.01	33.01	25.42	24.42	3.81	2.98
JUNE 30, 2013	152	152	40.71	40.71	30.19	30.19	3.81	3.81
JUNE 30, 2014	158	158	47.75	47.75	35.16	35.16	3.81	3.81
JUNE 30, 2015	88	88	55.13	55.13	41.05	41.05	4.36	4.36
JUNE 30, 2016	92	92	62.89	62.89	47.20	47.20	4.36	4.36

1	Class B shares automatically convert to Morgan S hares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

	CLASS C SHARES[1]
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$99	5.00%	4.03%	4.03%
JUNE 30, 2008	126	10.25	7.99	3.81
JUNE 30, 2009	131	15.76	12.11	3.81
JUNE 30, 2010	136	21.55	16.38	3.81
JUNE 30, 2011	141	27.63	20.81	3.81
JUNE 30, 2012	147	34.01	25.42	3.81
JUNE 30, 2013	152	40.71	30.19	3.81
JUNE 30, 2014	158	47.75	35.16	3.81
JUNE 30, 2015	164	55.13	40.30	3.81
JUNE 30, 2016	170	62.89	45.65	3.81

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.
With redemption, the numbers for Class C Shares for the first year (period ended June 30 , 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
$ 199	4.00%	3.03%	3.03%

JPMORGAN MONEY MARKET FUNDS

90

P R O S P E C T U S    JULY 1

2006

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

	MORGAN SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 200 7	$60	5.00%	4.41%	4. 41%
JUNE 30, 200 8	67	10.25	8.97	4. 37
JUNE 30, 200 9	70	15.76	13.7 3	4.37
JUNE 30, 20 10	73	21.55	18.71	4.37
JUNE 30, 201 1	76	27.63	23.89	4.37
JUNE 30, 201 2	80	34.01	29.31	4.37
JUNE 30, 201 3	83	40.71	34.96	4.37
JUNE 30, 201 4	87	47.7 5	40.8 5	4.37
JUNE 30, 201 5	91	55.13	47.01	4.37
JUNE 30, 201 6	95	62.89	53.4 3	4.37

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND

	MORGAN SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 200 7	$60	5.00%	4.41%	4.41%
JUNE 30, 200 8	6 8	10.25	8.9 6	4.3 6
JUNE 30, 200 9	7 1	15.76	13.7 1	4.3 6
JUNE 30, 20 10	7 4	21.55	18. 67	4.3 6
JUNE 30, 201 1	7 8	27.63	23.8 4	4.3 6
JUNE 30, 201 2	8 1	34.01	29. 24	4.3 6
JUNE 30, 201 3	8 5	40.71	34. 88	4.3 6
JUNE 30, 201 4	8 8	47.75	40. 76	4.3 6
JUNE 30, 201 5	9 2	55.13	4 6.90	4.3 6
JUNE 30, 201 6	9 6	62.89	53. 30	4.3 6

JPMORGAN MONEY MARKET FUNDS

91

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND

	CLASS B SHARES[1]
	ANNUAL COSTS		GROSS CUMULATIVE RETURN		NET CUMULATIVE RETURN		NET ANNUAL RETURN
PERIOD ENDED	WITHOUT REDEMPTION	WITH REDEMPTION[2]	WITHOUT REDEMPTION	WITH REDEMPTION[2]	WITHOUT REDEMPTION	WITH REDEMPTION[2]	WITHOUT REDEMPTION	WITH REDEMPTION[2]
JUNE 30, 2007	$99	$599	5.00%	0.00%	4.03%	–0.97%	4.03%	–0.97%
JUNE 30, 2008	126	526	10.25	6.25	7.99	3.99	3.81	–0.04
JUNE 30, 2009	131	431	15.76	12.76	12.11	9.11	3.81	1.03
JUNE 30, 2010	136	436	21.55	18.55	16.38	13.38	3.81	1.13
JUNE 30, 2011	141	341	27.63	25.63	20.81	18.81	3.81	2.09
JUNE 30, 2012	147	247	34.01	33.01	25.42	24.42	3.81	2.98
JUNE 30, 2013	152	152	40.71	40.71	30.19	30.19	3.81	3.81
JUNE 30, 2014	158	158	47.75	47.75	35.16	35.16	3.81	3.81
JUNE 30, 2015	88	88	55.13	55.13	41.05	41.05	4.36	4.36
JUNE 30, 2016	92	92	62.89	62.89	47.20	47.20	4.36	4.36

1	Class B shares automatically convert to Morgan S hares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND

	CLASS C SHARES [1]
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$99	5.00%	4.03%	4.03%
JUNE 30, 2008	126	10.25	7.99	3.81
JUNE 30, 2009	131	15.76	12.11	3.81
JUNE 30, 2010	136	21.55	16.38	3.81
JUNE 30, 2011	141	27.63	20.81	3.81
JUNE 30, 2012	147	34.01	25.42	3.81
JUNE 30, 2013	152	40.71	30.19	3.81
JUNE 30, 2014	158	47.75	35.16	3.81
JUNE 30, 2015	164	55.13	40.30	3.81
JUNE 30, 2016	170	62.89	45.65	3.81

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares.
With redemption, the numbers for Class C Shares for the first year (period ended June 3 0 , 200 7 ) would be as follows:

ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
$ 199	4.00%	3.03%	3.03%

JPMORGAN MONEY MARKET FUNDS

92

P R O S P E C T U S    JULY 1

2006

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

	MORGAN SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 200 7	$60	5.00%	4.41%	4.41%
JUNE 30, 200 8	68	10.25	8.96	4.36
JUNE 30, 200 9	71	15.76	13.71	4.36
JUNE 30, 20 10	74	21.55	18.67	4.36
JUNE 30, 201 1	78	27.63	23.84	4.36
JUNE 30, 201 2	81	34.01	29.24	4.36
JUNE 30, 201 3	85	40.71	34.88	4.36
JUNE 30, 201 5	88	47.75	40.76	4.36
JUNE 30, 201 5	92	55.13	46.90	4.36
JUNE 30, 201 6	96	62.89	53.30	4.36

JPMORGAN MUNICIPAL MONEY MARKET FUND

	MORGAN SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$60	5.00%	4.41%	4.41%
JUNE 30, 2008	68	10.25	8.96	4.36
JUNE 30, 2009	71	15.76	13.71	4.36
JUNE 30, 2010	74	21.55	18.67	4.36
JUNE 30, 2011	78	27.63	23.84	4.36
JUNE 30, 2012	81	34.01	29.24	4.36
JUNE 30, 2013	85	40.71	34.88	4.36
JUNE 30, 2014	88	47.75	40.76	4.36
JUNE 30, 2015	92	55.13	46.90	4.36
JUNE 30, 2016	96	62.89	53.30	4.36

JPMORGAN MONEY MARKET FUNDS

93

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

JPMORGAN MICHIGAN MUNICIPAL MONEY MARKET FUND

	MORGAN SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$60	5.00%	4.41%	4.41%
JUNE 30, 2008	74	10.25	8.91	4.31
JUNE 30, 2009	77	15.76	13.60	4.31
JUNE 30, 2010	80	21.55	18.50	4.31
JUNE 30, 2011	84	27.63	23.61	4.31
JUNE 30, 2012	87	34.01	28.94	4.31
JUNE 30, 2013	91	40.71	34.49	4.31
JUNE 30, 2014	95	47.75	40.29	4.31
JUNE 30, 2015	99	55.13	46.34	4.31
JUNE 30, 2016	1 03	62.89	52.64	4.31

JPMORGAN OHIO MUNICIPAL MONEY MARKET FUND

	MORGAN SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$ 60	5.00%	4.41%	4.41%
JUNE 30, 2008	77	10.25	8.88	4.28
JUNE 30, 2009	80	15.76	13.54	4.28
JUNE 30, 2010	83	21.55	18.40	4.28
JUNE 30, 2011	87	27.63	23.47	4.28
JUNE 30, 2012	91	34.01	28.75	4.28
JUNE 30, 2013	95	40.71	34.26	4.28
JUNE 30, 2014	99	47.75	40.01	4.28
JUNE 30, 2015	1 03	55.13	46.00	4.28
JUNE 30, 2016	107	62.89	52.25	4.28

JPMORGAN MONEY MARKET FUNDS

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This Page Intentionally Left Blank.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202- 551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos.
JPMorgan Trust I      811-21295
JPMorgan Trust II     811-4236

©JPMorgan Chase & Co. All Rights Reserved. July 2006.

PR-MMM-706

PROSPECTUS JULY 1 , 200 6

JPMorgan

Money Market

Funds

Premier Shares

JPMorgan Prime Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Prime Money Market Fund	1
JPMorgan Liquid Assets Money Market Fund	6
JPMorgan U.S. Government Money Market Fund	1 1
JPMorgan U.S. Treasury Plus Money Market Fund	1 5
JPMorgan Federal Money Market Fund	19
JPMorgan 100% U.S. Treasury Securities Money Market Fund	2 3
JPMorgan Tax Free Money Market Fund	27
JPMorgan Municipal Money Market Fund	3 1
JPMorgan Michigan Municipal Money Market Fund	35
JPMorgan Ohio Municipal Money Market Fund	4 0
The Funds’ Management and Administration	4 5
How Your Account Works	4 7
Buying Fund Shares	4 7
Selling Fund Shares	5 0
Exchanging Fund Shares	5 0
Other Information Concerning the Funds	5 1
Shareholder Information	5 2
Distributions and Taxes	5 2
Shareholder Statements and Reports	5 3
Availability of Proxy Voting Record	5 3
Portfolio Holdings Disclosure	5 3
What the Terms Mean	5 4
Financial Highlights	5 6
Appendix A—Legal Proceedings and Additional Fee and Expense Information	6 2
How To Reach Us	Back cover

JPMorgan
    Prime Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however , invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

1

JPMorgan
    Prime Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

JPMORGAN MONEY MARKET FUNDS

2

P R O S P E C T U S    JULY 1

2006

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

3

JPMorgan
    Prime Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 3rd quarter, 2000	1.59%
WORST QUARTER 3rd quarter, 2003	0.17%
4th quarter, 2003
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 1. 00%.

1	The Fund’s fiscal year end is the last day of February .

JPMORGAN MONEY MARKET FUNDS

4

P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares	2 . 88	2. 01	3. 6 9

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 0
Total Annual Operating Expenses	0.4 8
Fee Waiver and Expense Reimbursements[2]	(0.0 3)
Net Expenses[2]	0.45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.45% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	46	15 1	2 66	6 0 1

JPMORGAN MONEY MARKET FUNDS

5

JPMorgan
    Liquid Assets Money Market Fund

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however , invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

6

P R O S P E C T U S    JULY 1

2006

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed

JPMORGAN MONEY MARKET FUNDS

7

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

8

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.56%
WORST QUARTER 1st quarter, 2004	0.16%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0 .9 8%.

1	The Fund’s fiscal year end is the last day of February.

2	The Premier Shares were launched on February 19 , 2005 and as a result, have not yet had a full calendar year of perfor mance. Therefore, the performance shown is that of the Inves tor Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Investor Shares of the Fund are not offered in this pro spectus. Premier and Investor Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

9

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares[1]	2 . 88	1 . 97	3. 66

1	The performance in the table for the period before Premier Shares were launched on 2/ 19 /05 is based on the Fund’s Investor Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. The returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0. 49
Fee Waiver and Expense Reimbursements[2]	(0.0 4)
Net Expenses[2]	0.45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.45% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	46	15 3	2 7 0	6 1 2

JPMORGAN MONEY MARKET FUNDS

10

JPMorgan
    U.S. Government Money Market Fund

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities .

If the Fund decides to invest in other types of securities, shareholders will be given 60 days advance notice.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the

JPMORGAN MONEY MARKET FUNDS

11

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

12

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.58%
WORST QUARTER 2nd quarter, 2004	0.18%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 1. 01%.

1	The Fund’s fiscal year end is the last day of February.

2	Historical performance shown for Premier Shares prior to its inception on 4/10/00 is based on the performance of Capital Shares, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses between the classes.

JPMORGAN MONEY MARKET FUNDS

13

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares[1]	2 . 86	2. 00	3. 66

1	Historical performance shown for Premier Shares prior to its inception on 4/10/00 is based on the performance of Capital Shares, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses between the classes.

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.30
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.48
Fee Waiver and Expense Reimbursements[2]	(0.03)
Net Expenses[2]	0.45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 45 % of its average daily net assets through 6 / 30 /0 7. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	46	151	26 6	601

JPMORGAN MONEY MARKET FUNDS

14

JPMorgan
    U.S. Treasury Plus Money Market Fund

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

JPMORGAN MONEY MARKET FUNDS

15

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

16

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.52%
WORST QUARTER 2nd quarter, 2004	0.13%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0 . 95%.

1	The Fund’s fiscal year end is the last day of February.

2	The Premier Shares were launched on February 19 , 2005 and as a result, have not yet had a full calendar year of perfor mance. Therefore, the performance shown is that of the Inves tor Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Investor Shares of the Fund are not offered in this pro spectus. Premier and Investor Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

17

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares[1]	2 . 72	1 . 8 2	3. 46

1	The performance in the table for the period before Premier Shares were launched on 2/ 19 /05 is based on the Fund’s Investor Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. The returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.30
Other Expenses[1]	0. 1 1
Total Annual Operating Expenses	0.4 9
Fee Waiver and Expense Reimbursements[2]	(0.0 4)
Net Expenses[2]	0.45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.45% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	46	15 3	2 70	61 2

JPMORGAN MONEY MARKET FUNDS

18

JPMorgan
    Federal Money Market Fund

The Fund’s Objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and

•	debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

JPMORGAN MONEY MARKET FUNDS

19

JPMorgan
    Federal Money Market Fund

CONTINUED

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government , including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

20

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	1.53%
WORST QUARTER 3rd quarter, 2003	0.15%
4th quarter, 2003
1st quarter, 2004

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0 . 9 9%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

21

JPMorgan
    Federal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares	2 . 78	1 . 92	3. 54

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0. 49
Fee Waiver and Expense Reimbursements[2]	(0.0 4)
Net Expenses[2]	0.45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.45% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	46	15 3	27 0	6 1 2

JPMORGAN MONEY MARKET FUNDS

22

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The Fund’s Main Investment Strategy

The Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The risk of securities lending is reduced, however, by the following policies:

•	JPMIM maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

JPMORGAN MONEY MARKET FUNDS

23

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

•	The lending agent indemnifies the Fund against borrower default; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high-quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

24

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.49%
WORST QUARTER 3rd quarter, 2003	0.14%
4th quarter, 2003
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0 . 95%.

1	The Fund’s fiscal year end is the last day of February.

2	Historical performance shown for Premier Shares prior to its inception on 6/3/96 is based on the performance of Morgan Shares. Returns for the period s prior to 5/ 3 /96 when the Morgan Shares were launched is based on the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

JPMORGAN MONEY MARKET FUNDS

25

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares[1]	2 . 59	1 . 79	3. 35

1	Historical performance shown for Premier Shares prior to its inception on 6/3/96 is based on the performance of Morgan Shares. Returns for the period s prior to 5/ 3 /96 when the Morgan Shares were launched is based on the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.30
Other Expenses[1]	0.11
Total Annual Operating Expenses	0.49
Fee Waivers and Expense Reimbursements[2]	(0.04)
Net Expenses[2]	0.45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 45 % of its average daily net assets through 6 / 30 /0 7. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	46	153	270	612

JPMORGAN MONEY MARKET FUNDS

26

JPMorgan
    Tax Free Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund will try to invest its assets exclusively in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of the Fund’s Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax. The Fund may exceed this 20% limit for temporary defensive purposes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

27

JPMorgan
    Tax Free Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

28

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	0.98%
WORST QUARTER 3rd quarter, 2003	0.13%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0 . 65%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

29

JPMorgan
    Tax Free Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares	1.9 8	1. 41	2. 29

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 0
Total Annual Operating Expenses	0.4 8
Fee Waivers and Expense Reimbursements[2]	(0.0 3)
Net Expenses[2]	0.45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.45% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	46	15 1	2 66	6 0 1

JPMORGAN MONEY MARKET FUNDS

30

JPMorgan
    Municipal Money Market Fund

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from regular federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s remaining assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

31

JPMorgan
    Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

32

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	0.99%
WORST QUARTER 3rd quarter, 2003	0.13%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0 . 66%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

33

JPMorgan
    Municipal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares	2 . 0 4	1. 42	2. 33

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.30
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.48
Fee Waivers and Expense Reimbursements[2]	(0.03)
Net Expenses[2]	0.45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.45% of their average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	46	151	26 6	601

JPMORGAN MONEY MARKET FUNDS

34

JPMorgan
    Michigan Municipal Money Market Fund

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the income from which is exempt from both federal income tax and Michigan personal income tax. As a fundamental policy, the Fund will invest at least 80% of its A ssets in such municipal securities . For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of Michigan, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions; and

•	are short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Michigan personal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s remaining assets may be invested in non-Michigan municipal obligations, which may produce interest exempt only from federal income tax, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. For temporary defensive purposes, the Fund has the ability to invest up to all of its assets in non-Michigan municipal obligations that produce income that may be subject to the federal alternative minimum tax.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

JPMORGAN MONEY MARKET FUNDS

35

JPMorgan
    Michigan Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of Michigan Obligations.  The Fund will be particularly susceptible to difficulties affecting Michigan and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or Michigan personal income taxes. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

JPMORGAN MONEY MARKET FUNDS

36

P R O S P E C T U S    JULY 1

2006

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States or by the State of Michigan
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

37

JPMorgan
    Michigan Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.98%
WORST QUARTER 3rd quarter, 2003	0.12%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0 . 66%.

1	The Fund’s fiscal year end is the last day of February.

2	Historical performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the Fund on March 22, 1999. Historical performance shown for Premier Shares prior to 3/30/96 is based on the performance of Reserve Shares, the original class offered. Prior class performance has not been adjusted to reflect the differences in expenses between the classes.

JPMORGAN MONEY MARKET FUNDS

38

P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares[1]	2 . 03	1. 3 7	2. 27

1	Historical performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the Fund on March 22, 1999. Historical performance shown for Premier Shares prior to 3/30/96 is based on the performance of Reserve Shares, the original class offered. Prior class performance has not been adjusted to reflect the differences in expenses between classes.

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 6
Total Annual Operating Expenses	0.5 4
Fee Waivers and Expense Reimbursements[2]	(0.0 9)
Net Expenses[2]	0.45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.45% of their average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	46	16 4	2 93	6 68

JPMORGAN MONEY MARKET FUNDS

39

JPMorgan
    Ohio Municipal Money Market Fund

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the income from which is exempt from both federal income tax and Ohio personal income tax. As a fundamental policy, the Fund will invest at least 80% of its A ssets in such municipal securities . For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of Ohio, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions; and

•	are short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s remaining assets may be invested in non-Ohio municipal obligations, which may produce interest exempt only from federal income tax, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. For temporary defensive purposes, the Fund has the ability to invest up to all of its assets in non-Ohio municipal obligations that produce income that may be subject to the federal alternative minimum tax.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

JPMORGAN MONEY MARKET FUNDS

40

P R O S P E C T U S    JULY 1

2006

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of Ohio Obligations.  The Fund will be particularly susceptible to difficulties affecting Ohio and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or Ohio personal income taxes. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

JPMORGAN MONEY MARKET FUNDS

41

JPMorgan
    Ohio Municipal Money Market Fund

CONTINUED

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States or by the State of Ohio
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

42

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	0.97%
WORST QUARTER 3rd quarter, 2003	0.11%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0 . 65%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

43

JPMorgan
    Ohio Municipal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Premier Shares	2 .0 1	1. 3 7	2. 30

Investor Expenses for Premier Shares

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 9
Total Annual Operating Expenses	0.5 7
Fee Waivers and Expense Reimbursements[2]	(0. 12)
Net Expenses[2]	0.45

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.45% of their average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Premier Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	46	1 71	306	7 02

JPMORGAN MONEY MARKET FUNDS

44

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMTI), a Delaware statutory trust:

•	Prime Money Market Fund

•	Federal Money Market Fund

•	100% U.S. Treasury Securities Money Market Fund

•	Tax Free Money Market Fund

Collectively, these are the JPMTI Funds.

The following Funds are series of JPMorgan Trust II (JPMTII), a Delaware statutory trust:

•	Liquid Assets Money Market Fund

•	U.S. Government Money Market Fund

•	U.S. Treasury Plus Money Market Fund

•	Municipal Money Market Fund

•	Michigan Municipal Money Market Fund

•	Ohio Municipal Money Market Fund

Collectively , these are the JPMTII Funds.

The trustees of each trust are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

JPMIM and JPMIA each act s as investment adviser to several of the Funds and each makes day-to-day investment decisions for the Funds which it advises. JPMIM is the investment adviser to the JPMTI Funds, and JPMIA (formerly known as Banc One Investment Advisors Corporation) is the investment adviser to the JPMTII Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase.

During the most recent fiscal period ended 2 / 28 /0 6 , JPMIM or JPMIA were paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Prime Money Market Fund	0.08
Liquid Assets Money Market Fund	0.08
U.S. Government Money Market Fund	0.08
U.S. Treasury Plus Money Market Fund	0.08
Federal Money Market Fund	0.08
100% U.S. Treasury Securities Money Market Fund	0.08
Tax Free Money Market Fund	0.08
Municipal Money Market Fund	0.08
Michigan Municipal Money Market Fund	0.08
Ohio Municipal Money Market Fund	0.08

A discussion of the basis the Boards of Trustees of JPMTI and JPMTII used in reapproving the investment advisory agreement for the Funds is available in the shareholder report for the period ended August 31 , 2005 for the JPMTI Funds, and is available in the shareholder report for the period ended December 31 , 2005 for the JPMTII Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds

JPMORGAN MONEY MARKET FUNDS

45

The Funds’ Management and Administration

CONTINUED

in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMTI and JPMTII , on behalf of the Funds, h ave entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.30% of the average daily net assets of Premier Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fees described above to such entities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Premier Shares of each Fund.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

JPMORGAN MONEY MARKET FUNDS

46

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Premier Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after JPMorgan Funds Services accepts your order.

Premier Shares may be purchased by the general public.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or cus tomers investing in the Funds, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Funds. You may also purchase shares directly from JPMorgan Funds Services.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

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How Your Account Works

CONTINUED

Normally, the cut-off time for each Fund is:

Prime Money Market Fund	5:00 P.M. ET
Liquid Assets Money Market Fund	5:00 P.M. ET
U.S. Government Money Market Fund	5:00 P.M. ET
U.S. Treasury Plus Money Market Fund	5:00 P.M. ET
Federal Money Market Fund	2:00 P.M. ET
100% U.S. Treasury Securities Money Market Fund	2:00 P.M. ET
Tax Free Money Market Fund	NOON ET
Municipal Money Market Fund	NOON ET
Michigan Municipal Money Market Fund	NOON ET
Ohio Municipal Money Market Fund	NOON ET

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
JPMORGAN FUNDS SERVICES
1-800-480-4111

Minimum Investments

Premier Shares are subject to a $1,000,000 minimum investment requirement per Fund. There are no minimum levels for subsequent purchases.

Premier Shares accounts of certain JPMorgan Funds (other than former One Group Funds) opened prior to February 18, 2005 will be subject to a minimum of $100,000. Accounts of certain former One Group Funds opened on or before February 18, 2005 will be subject to a minimum of $200,000.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA), as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum. The SAI has additional information on investment minimum waivers for inves tors pur chasing directly from the Funds through JPMDS, such as when additional accounts of the investor may be aggregated together to meet the minimum requirement. For further infor mation on investment minimum waivers, you can also call 1-800-480-4111.

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this

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reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-PREMIER)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by the Fund’s cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price. Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

Through JPMorgan Funds Services

Call 1-800-480-4111
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

JPMorgan Funds Services will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

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How Your Account Works

CONTINUED

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact JPMorgan Funds Services for more details.

You can sell your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Through JPMorgan Funds Services

Call 1-800-480-4111. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.
Or
Send a signed letter with your instructions to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

You can exchange your Premier Shares for shares of the same class in certain other JPMorgan Funds. You will need to meet any minimum investment or eligibility requirement.

The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary

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documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

Through JPMorgan Funds Services

Call 1-800-480-4111 to ask for details.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels. Properly designated exempt-interest dividends paid by the Tax Free Money Market Fund, Municipal Money Market Fund, Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund are not subject to federal income taxes, but will generally be subject to state and local taxes and may be subject to federal alternative minimum tax. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds.

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan income tax and generally, also exempt from Michigan single business tax. Conversely, to the extent that the Fund’s dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes. Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

Dividends received from the Ohio Municipal Money Market Fund that result from interest on obligations of the State of Ohio, its political or governmental subdivisions or agencies or instrumentalities of Ohio (Ohio Obligations) are exempt from Ohio personal income tax, and Ohio municipal and school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax must include the Fund shares in the corporation’s tax base for purposes of the Ohio corporate franchise tax net worth computation . Dividends that are attributable to interest on profit on the sale, exchange, or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Note that for most entities, the corporate franchise tax will be phased out over five years starting with the 2006 corporation franchise tax report. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to , at times , liquidate other investments in order to satisfy its distribution requirements.

The dates on which dividends and capital gains will be distributed for calendar year 200 6 are available online at www.jpmorganfunds.com.

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Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale or exchange of your shares will generally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and monthly account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM or JPMIA, as applicable . A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

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What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

Tax exempt municipal securities: Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

Premier

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income
Prime Money Market Fund
September 1, 2005 to February 28, 2006 (c)	$1.00	$0.02	$—	(f)	$0.02	$(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2001	1.00	0.05	—		0.05	(0.05)

Liquid Assets Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—		0.01	(0.01)

U.S. Government Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—		0.02	(0.02)
Year Ended June 30, 2005	1.00	0.02	—	(f)	0.02	(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2002	1.00	0.02	—		0.02	(0.02)
Year Ended June 30, 2001	1.00	0.06	—		0.06	(0.06)

U.S. Treasury Plus Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)

Federal Money Market Fund
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2001	1.00	0.05	—		0.05	(0.05)

100% U.S. Treasury Securities Money Market Fund
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2001	1.00	0.05	—		0.05	(0.05)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount is less than $0.01.

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	1.83%	$7,450,365	0.45%	3.65%	0.48%
1.00	2.18	8,577,924	0.45	2.22	0.48
1.00	0.73	5,887,641	0.45	0.73	0.47
1.00	1.01	5,411,913	0.45	1.00	0.46
1.00	1.85	5,182,000	0.44	1.80	0.47
1.00	5.25	2,153,000	0.45	4.96	0.49

1.00	2.36	316,397	0.45	3.61	0.49
1.00	0.89	80,814	0.45	2.52	0.52

1.00	2.37	1,957,807	0.39	3.56	0.48
1.00	1.79	1,416,600	0.39	1.94	0.44
1.00	0.72	728,456	0.39	0.71	0.39
1.00	1.15	770,196	0.39	1.13	0.39
1.00	2.21	699,907	0.37	2.24	0.39
1.00	5.71	778,727	0.35	5.33	0.39

1.00	2.25	1,164,950	0.45	3.36	0.49
1.00	0.83	1,009,503	0.45	2.32	0.47

1.00	1.79	756,761	0.45	3.52	0.49
1.00	2.08	1,502,964	0.45	2.13	0.49
1.00	0.66	1,057,504	0.45	0.65	0.48
1.00	0.95	1,214,705	0.45	0.96	0.47
1.00	1.77	1,403,875	0.45	1.73	0.47
1.00	5.07	275,695	0.49	4.78	0.49

1.00	1.69	1,507,936	0.39	3.48	0.49
1.00	1.92	1,010,061	0.41	2.08	0.48
1.00	0.58	564,734	0.46	0.57	0.47
1.00	0.88	488,963	0.46	0.85	0.47
1.00	1.68	352,873	0.46	1.52	0.48
1.00	4.84	133,245	0.48	4.70	0.52

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Financial Highlights

CONTINUED

Premier

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income
Tax Free Money Market Fund
September 1, 2005 to February 28, 2006 (c)	$1.00	$0.01	$—	(f)	$0.01	$(0.01)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2002	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2001	1.00	0.03	—		0.03	(0.03)

Municipal Money Market Fund (d)
July 1, 2005 to February 28, 2006 (e)	1.00	0.02	—	(f)	0.02	(0.02)
Year Ended June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2002	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2001	1.00	0.03	—		0.03	(0.03)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.

(d)	Effective February 19, 2005, Class I was renamed as Premier Shares.

(e)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Amount is less than $0.01.

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	1.22%	$6,120,346	0.45%	2.47%	0.48%
1.00	1.58	4,686,356	0.45	1.57	0.48
1.00	0.62	4,038,922	0.45	0.62	0.47
1.00	0.83	3,429,000	0.45	0.82	0.47
1.00	1.35	3,066,000	0.45	1.25	0.48
1.00	3.21	115,565	0.51	3.17	0.53

1.00	1.58	906,870	0.45	2.36	0.48
1.00	1.42	827,335	0.45	1.39	0.51
1.00	0.61	867,509	0.45	0.60	0.53
1.00	0.96	1,085,136	0.45	0.96	0.53
1.00	1.45	1,290,395	0.45	1.38	0.53
1.00	3.48	977,300	0.45	3.43	0.53

JPMORGAN MONEY MARKET FUNDS

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Financial Highlights

CONTINUED

Premier

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
Michigan Municipal Money Market Fund
July 1, 2005 to February 28, 2006 (c)	$1.00	$0.02	$—	(d)	$0.02	$(0.02)
Year Ended June 30, 2005	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2002	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2001	1.00	0.03	—		0.03	(0.03)

Ohio Municipal Money Market Fund
July 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(d)	0.02	(0.02)
Year Ended June 30, 2005	1.00	0.01	—	(d)	0.01	(0.01)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2002	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2001	1.00	0.03	—		0.03	(0.03)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(d)	Amount is less than $0.01.

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursement and earning credits
$1.00	1.57%	$135,695	0.45%	2.34%	0.54%
1.00	1.32	141,695	0.47	1.37	0.56
1.00	0.56	112,753	0.47	0.56	0.55
1.00	0.87	64,146	0.49	0.88	0.57
1.00	1.41	83,008	0.47	1.49	0.55
1.00	3.44	100,673	0.45	3.40	0.53

1.00	1.55	38,765	0.45	2.32	0.57
1.00	1.40	44,469	0.46	1.36	0.52
1.00	0.56	46,968	0.47	0.55	0.50
1.00	0.88	73,757	0.47	0.88	0.50
1.00	1.43	57,338	0.46	1.47	0.50
1.00	3.42	100,004	0.46	3.33	0.49

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61

Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as JPMTII). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading”.

On February 18, 2005, one or more of the JPMTI Funds offered in this prospectus acquired the assets and liabilities of a series of One Group Mutual Funds . As a result of that acquisition of assets and liabilities, the fol lowing legal proceedings disclosure relating to One Group Mutual Funds and additional fee and expense information is applicable to any JPMTI Fund that acquired assets and liabili ties of a series of One Group Mutual Funds.

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and - desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment A dvisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five year period commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2006 subject to SEC approval . More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was

JPMORGAN MONEY MARKET FUNDS

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potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG , over 20 lawsuits have been filed by private plaintiffs and one lawsuit has been filed by the West Virginia Attorney General in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

On November 3, 2005, the district court ruled that all claims in the consolidated amended class action complaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in that complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings , in which it dismissed certain claims against BOIA and its affiliates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 2, 2006, the West Virginia Attorney General voluntarily dismissed i t s suit. On May 30, 2006, the district court ruled that the remaining claim against the Trustees and former Trustees is to be dismissed as well.

In addition to the lawsuits described above, on August 30, 2005, the Commissioner of the West Virginia Securities Divi sion entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advi sors, Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as

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63

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

It is possible that these matters , the SEC and NYAG settlements, and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

As noted above, t he settlement agreement with the NYAG requires JPMorgan Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMorgan Investment Advisors and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMorgan Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMorgan Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund , the JPMorgan Government Bond Fund and the JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund) and the Reduced Rates on various classes of those F unds were implemented September 27, 2004 .

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement or administration agreement . S uch reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Reduced Rate Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with JPMorgan Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

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FUND	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	Premier	0.45%	0.4 8%
JPMorgan Liquid Assets Money Market Fund	Premier	0.45	0. 49
JPMorgan U.S. Government Premier Money Market Fund	Premier	0.45	0.48
JPMorgan U.S. Treasury Plus Money Market Fund	Premier	0.45	0.4 9
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Premier	0.45	0.49
JPMorgan Municipal Money Market Fund	Premier	0.45	0.48
JPMorgan Michigan Municipal Money Market Fund	Premier	0.45	0.5 4
JPMorgan Ohio Municipal Money Market Fund	Premier	0.45	0.5 7

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 200 6 , you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

Your actual costs may be higher or lower than those shown.

JPMORGAN PRIME MONEY MARKET FUND

	PREMIER SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$46	5.00%	4.55%	4.55%
JUNE 30, 2008	51	10.25	9.28	4.52
JUNE 30, 2009	54	15.76	14.21	4.52
JUNE 30, 2010	56	21.55	19.38	4.52
JUNE 30, 2011	59	27.63	24.77	4.52
JUNE 30, 2012	61	34.01	30.41	4.52
JUNE 30, 2013	64	40.71	36.31	4.52
JUNE 30, 2014	67	47.75	42.47	4.52
JUNE 30, 2015	70	55.13	48.91	4.52
JUNE 30, 2016	73	62.89	55.64	4.52

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

	PREMIER SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$46	5.00%	4.55%	4.55%
JUNE 30, 2008	52	10.25	9.27	4.51
JUNE 30, 2009	55	15.76	14.19	4.51
JUNE 30, 2010	57	21.55	19.34	4.51
JUNE 30, 2011	60	27.63	24.73	4.51
JUNE 30, 2012	62	34.01	30.35	4.51
JUNE 30, 2013	65	40.71	36.23	4.51
JUNE 30, 2014	68	47.75	42.37	4.51
JUNE 30, 2015	71	55.13	48.79	4.51
JUNE 30, 2016	75	62.89	55.51	4.51

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2006

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

	PREMIER SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 200 7	$46	5.00%	4.55%	4. 55%
JUNE 30, 200 8	51	10.25	9.28	4. 52
JUNE 30, 200 9	54	15.76	14.2 1	4.52
JUNE 30, 20 1 0	56	21.55	19.38	4.52
JUNE 30, 201 1	59	27.63	24.77	4.52
JUNE 30, 201 2	61	34.01	30.41	4.52
JUNE 30, 201 3	64	40.71	36.31	4.52
JUNE 30, 201 4	67	47.7 5	42.47	4.52
JUNE 30, 201 5	70	55.13	48.91	4.52
JUNE 30, 201 6	73	62.89	55.64	4.52

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND

	PREMIER SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$46	5.00%	4.55%	4.55%
JUNE 30, 2008	52	10.25	9.27	4.51
JUNE 30, 2009	55	15.76	14.19	4.51
JUNE 30, 2010	57	21.55	19.34	4.51
JUNE 30, 2011	60	27.63	24.73	4.51
JUNE 30, 2012	62	34.01	30.35	4.51
JUNE 30, 2013	65	40.71	36.23	4.51
JUNE 30, 2014	68	47.75	42.37	4.51
JUNE 30, 2015	71	55.13	48.79	4.51
JUNE 30, 2016	75	62.89	55.51	4.51

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

	PREMIER SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 200 7	$46	5.00%	4.55%	4.55%
JUNE 30, 200 8	52	10.25	9.27	4.51
JUNE 30, 200 9	55	15.76	14.19	4.51
JUNE 30, 20 1 0	57	21.55	19.34	4.51
JUNE 30, 201 1	60	27.63	24.73	4.51
JUNE 30, 201 2	62	34.01	30.35	4.51
JUNE 30, 201 3	65	40.71	36.23	4.51
JUNE 30, 201 4	68	47.75	42.37	4.51
JUNE 30, 201 5	71	55.13	48.79	4.51
JUNE 30, 201 6	75	62.89	55.51	4.51

JPMORGAN MUNICIPAL MONEY MARKET FUND

	PREMIER SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 200 7	$46	5.00%	4.55%	4. 55%
JUNE 30, 200 8	51	10.25	9.28	4. 52
JUNE 30, 200 9	54	15.76	14.2 1	4.52
JUNE 30, 20 1 0	56	21.55	19.38	4.52
JUNE 30, 201 1	59	27.63	24.77	4.52
JUNE 30, 201 2	61	34.01	30.41	4.52
JUNE 30, 201 3	64	40.71	36.31	4.52
JUNE 30, 201 4	67	47.7 5	42.47	4.52
JUNE 30, 201 5	70	55.13	48.91	4.52
JUNE 30, 201 6	73	62.89	55.64	4.52

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JPMORGAN MICHIGAN MUNICIPAL MONEY MARKET FUND

	PREMIER SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$46	5.00%	4.55%	4.55%
JUNE 30, 2008	58	10.25	9.21	4.46
JUNE 30, 2009	60	15.76	14.08	4.46
JUNE 30, 2010	63	21.55	19.17	4.46
JUNE 30, 2011	66	27.63	24.49	4.46
JUNE 30, 2012	69	34.01	30.04	4.46
JUNE 30, 2013	72	40.71	35.84	4.46
JUNE 30, 2014	75	47.75	41.90	4.46
JUNE 30, 2015	78	55.13	48.23	4.46
JUNE 30, 2016	82	62.89	54.84	4.46

JPMORGAN OHIO MUNICIPAL MONEY MARKET FUND

	PREMIER SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$46	5.00%	4.55%	4.55%
JUNE 30, 2008	61	10.25	9.18	4.43
JUNE 30, 2009	64	15.76	14.02	4.43
JUNE 30, 2010	66	21.55	19.07	4.43
JUNE 30, 2011	69	27.63	24.34	4.43
JUNE 30, 2012	72	34.01	29.85	4.43
JUNE 30, 2013	76	40.71	35.61	4.43
JUNE 30, 2014	79	47.75	41.61	4.43
JUNE 30, 2015	83	55.13	47.89	4.43
JUNE 30, 2016	86	62.89	54.44	4.43

JPMORGAN MONEY MARKET FUNDS

69

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202- 551 -8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos. JPMorgan Trust I	811-21295 JPMorgan Trust II 811-4236

©JPMorgan Chase & Co. All Rights Reserved. July 2006.

PR-MMP-706

PROSPECTUS JULY 1 , 200 6

JPMorgan

Money Market

Funds

Reserve Shares

JPMorgan Prime Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Prime Money Market Fund	1
JPMorgan Liquid Assets Money Market Fund	6
JPMorgan U.S. Government Money Market Fund	11
JPMorgan U.S. Treasury Plus Money Market Fund	15
JPMorgan Federal Money Market Fund	19
JPMorgan 100% U.S. Treasury Securities Money Market Fund	23
JPMorgan Tax Free Money Market Fund	27
JPMorgan Municipal Money Market Fund	31
JPMorgan Michigan Municipal Money Market Fund	35
JPMorgan New York Municipal Money Market Fund	40
JPMorgan Ohio Municipal Money Market Fund	45
The Funds’ Management and Administration	50
How Your Account Works	52
Buying Fund Shares	52
Selling Fund Shares	55
Exchanging Fund Shares	55
Other Information Concerning the Funds	56
Shareholder Information	57
Distributions and Taxes	57
Shareholder Statements and Reports	58
Availability of Proxy Voting Record	58
Portfolio Holdings Disclosure	58
What the Terms Mean	59
Financial Highlights	60
Appendix A—Legal Proceedings and Additional Fee and Expense Information	66
How To Reach Us	Back cover

JPMorgan
    Prime Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short- term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however , invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

1

JPMorgan
    Prime Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

2

P R O S P E C T U S    JULY 1

2006

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

3

JPMorgan
    Prime Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.45%
WORST QUARTER 3rd quarter, 2003	0.11%
4th quarter, 2003
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 3/ 3 1/06 was 0.94%.

1	The Fund’s fiscal year end is the last day of February.

2	Historical performance for the period before Reserve Shares were launched on 7/31/00 is based on the performance of Morgan Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would only differ to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

JPMORGAN MONEY MARKET FUNDS

4

P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares[1]	2.62	1.74	3. 26

1	Historical performance for the period before Reserve Shares were launched on 7/31/00 is based on the performance of Morgan Shares whose shares are not offered in this prospectus. The performance for both classes would have been substantially similar because the shares are invested in the same portfolio of securities, and the returns would only differ to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 0
Total Annual Operating Expenses	0.7 3
Fee Waiver and Expense Reimbursements[2]	(0.0 3)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	72	23 0	40 3	9 04

JPMORGAN MONEY MARKET FUNDS

5

JPMorgan
    Liquid Assets Money Market Fund

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however , invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

6

P R O S P E C T U S    JULY 1

2006

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed

JPMORGAN MONEY MARKET FUNDS

7

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

8

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	1.50%
WORST QUARTER 1st quarter, 2004	0.10%

The Fund’s year-to-date total return as of 3/31/06 was 0.93%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

9

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares	2.63	1.71	3. 40

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0.7 4
Fee Waiver and Expense Reimbursements[2]	(0.0 4)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	72	23 3	4 08	9 15

JPMORGAN MONEY MARKET FUNDS

10

JPMorgan
    U.S. Government Money Market Fund

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities .

If the Fund decides to invest in other types of securities, shareholders will be given 60 days advance notice.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the

JPMORGAN MONEY MARKET FUNDS

11

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

12

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 3rd quarter, 2000	1.64%
WORST QUARTER 2nd quarter, 2004	0.24%

The Fund’s year-to-date total return as of 3/31/06 was 1.08%.

1	The Fund’s fiscal year end is the last day of February.

2	The Reserve Shares were launched on February 19 , 2005 and as a result, have not yet had a full cal endar year of performance. Therefore, the performance shown is that of the Capital Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Capital Shares of the Fund are not offered in this prospectus. Reserve and Capital Shares would have substantially similar performance because the shares are invested in the same portfolio of securi ties, and the performance would differ only to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Capital Shares.

JPMORGAN MONEY MARKET FUNDS

13

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares[1]	2.56	1.72	3.37

1	The performance in the table for the period before Reserve Shares were launched on 2/ 19 /05 is based on the Fund’s Capital Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the Capital Shares has been adjusted to reflect differences in expenses between classes.

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.73
Fee Waiver and Expense Reimbursements[2]	(0.03)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 70 % of its average daily net assets through 6/30/07. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	72	230	403	90 4

JPMORGAN MONEY MARKET FUNDS

14

JPMorgan
    U.S. Treasury Plus Money Market Fund

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

15

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

16

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	1.45%
WORST QUARTER 4th quarter, 2003	0.07%

The Fund’s year-to-date total return as of 3/31/06 was 0.90%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

17

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares	2.46	1.56	3. 20

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0.7 4
Fee Waiver and Expense Reimbursements[2]	(0.0 4)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	72	23 3	40 8	9 15

JPMORGAN MONEY MARKET FUNDS

18

JPMorgan
    Federal Money Market Fund

The Fund’s Objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes

•	debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding par ticular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

JPMORGAN MONEY MARKET FUNDS

19

JPMorgan
    Federal Money Market Fund

CONTINUED

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government , including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

20

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.47%
WORST QUARTER 1st quarter, 2004	0.08%

The Fund’s year-to-date total return as of 3/31/06 was 0.95%.

1	The Fund’s fiscal year end is the last day of February.

2	The Reserve Shares were launched on February 19 , 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Morgan Shares of the Fund and has not been adjusted to reflect the differences in fees and other expenses between the classes. Morgan Shares of the Fund are not offered in this prospectus. Reserve and Morgan Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

JPMORGAN MONEY MARKET FUNDS

21

JPMorgan
    Federal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares[1]	2.52	1.67	3.30

1	The performance in the table for the period before Reserve Shares were launched on 2/ 19 /05 is based on the Fund’s Morgan Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0.7 4
Fee Waiver and Expense Reimbursements[2]	(0.0 4)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	72	23 3	4 08	9 15

JPMORGAN MONEY MARKET FUNDS

22

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The Fund’s Main Investment Strategy

The Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding par ticular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The risk of securities lending is reduced, however, by the following policies:

•	JPMIM maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default; and

JPMORGAN MONEY MARKET FUNDS

23

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high-quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

24

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.46%
WORST QUARTER 4th quarter, 2003	0.10%
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 3/31/06 was 0.90%.

1	The Fund’s fiscal year end is the last day of February.

2	The Reserve Shares were launched on February 19 , 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Morgan Shares of the Fund and has not been adjusted to reflect the differences in fees and other expenses between the classes. Morgan Shares of the Fund are not offered in this prospectus. Reserve and Morgan Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares. The performance for the period before Morgan Shares were launched on 5/3/96 is based on the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

JPMORGAN MONEY MARKET FUNDS

25

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares[1]	2.32	1.63	3.23

1	The performance in the table for the period before Reserve Shares were launched on 2/ 19 /05 is based on the Fund’s Morgan Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the Morgan Shares has been adjusted to reflect differences in expenses between classes. The performance f or t he period before Morgan Shares were launched on 5/3/96 is based on the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.11
Total Annual Operating Expenses	0.74
Fee Waivers and Expense Reimbursements[2]	(0.04)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees and/ or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0. 70 % of its average daily net assets through 6/30/07. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	72	233	408	915

JPMORGAN MONEY MARKET FUNDS

26

JPMorgan
    Tax Free Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund will try to invest its assets exclusively in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of the Fund’s Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax. The Fund may exceed this 20% limit for temporary defensive purposes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

27

JPMorgan
    Tax Free Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

28

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.96%
WORST QUARTER 3rd quarter, 2003	0.09%

The Fund’s year-to-date total return as of 3/31/06 was 0.62%.

1	The Fund’s fiscal year end is the last day of February.

2	The Reserve Shares were launched on February 19 , 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Morgan Shares of the Fund and has not been adjusted to reflect the differences in fees and other expenses between the classes. Morgan Shares of the Fund are not offered in this prospectus. Reserve and Morgan Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

JPMORGAN MONEY MARKET FUNDS

29

JPMorgan
    Tax Free Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares[1]	1.75	1. 26	2. 17

1	The performance in the table for the period before Reserve Shares were launched on 2/ 19 /05 is based on the Fund’s Morgan Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 0
Total Annual Operating Expenses	0.7 3
Fee Waivers and Expense Reimbursements[2]	(0.0 3)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	72	23 0	40 3	9 04

JPMORGAN MONEY MARKET FUNDS

30

JPMorgan
    Municipal Money Market Fund

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s remaining assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

JPMORGAN MONEY MARKET FUNDS

31

JPMorgan
    Municipal Money Market Fund

CONTINUED

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

32

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	0.93%
WORST QUARTER 3rd quarter, 2003	0.07%

The Fund’s year-to-date total return as of 3/31/06 was 0.60%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

33

JPMorgan
    Municipal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares	1.79	1.17	2. 08

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.73
Fee Waivers and Expense Reimbursements[2]	(0.03)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	72	230	403	90 4

JPMORGAN MONEY MARKET FUNDS

34

JPMorgan
    Michigan Municipal Money Market Fund

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the income from which is exempt from both federal income tax and Michigan personal income tax. As a fundamental policy, the Fund will invest at least 80% of its A ssets in such municipal securities . For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment pur poses.

Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of Michigan, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions; and

•	are short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Michigan personal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s remaining assets may be invested in non-Michigan municipal obligations, which may produce interest exempt only from federal income tax, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. For temporary defensive purposes, the Fund has the ability to invest up to all of its assets in non-Michigan municipal obligations that produce income that may be subject to the federal alternative minimum tax.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

JPMORGAN MONEY MARKET FUNDS

35

JPMorgan
    Michigan Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of Michigan Obligations.  The Fund will be particularly susceptible to difficulties affecting Michigan and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or Michigan personal income taxes. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

36

P R O S P E C T U S    JULY 1

2006

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States or by the State of Michigan
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

37

JPMorgan
    Michigan Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.92%
WORST QUARTER 3rd quarter, 2003	0.05%

The Fund’s year-to-date total return as of 3/31/06 was 0.60%.

1	The Fund’s fiscal year end is the last day of February.

2	Performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the Fund on March 22, 1999.

JPMORGAN MONEY MARKET FUNDS

38

P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares[1]	1.78	1. 12	2. 03

1	Performance data includes the performance of the Pegasus Michigan Municipal Money Market Fund for the period before it was consolidated with the Fund on March 22, 1999.

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 6
Total Annual Operating Expenses	0.7 9
Fee Waivers and Expense Reimbursements[2]	(0.0 9)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	72	24 3	4 30	9 70

JPMORGAN MONEY MARKET FUNDS

39

JPMorgan
    New York Municipal Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations . For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of New York, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions ; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of Assets may be invested in securities paying interest which is subject to federal income tax, New York State and New York City personal income taxes or the federal alternative minimum tax. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to New York State and New York City personal income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

40

P R O S P E C T U S    JULY 1

2006

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of New York Obligations.  The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax, or New York State or New York City personal income taxes. Consult your tax professional for more information.

Concentration Risk.  The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

41

JPMorgan
    New York Municipal Money Market Fund

CONTINUED

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States, by the State of New York and by New York City
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

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42

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 2nd quarter, 2000	0.91%
WORST QUARTER 3rd quarter, 2003	0.04%

The Fund’s year-to-date total return as of 3/31/06 was 0.59%.

1	The Fund’s fiscal year end is the last day of February.

2	Historical performance for the period before Reserve Shares were launched on 7/31/00 is based on the performance of Morgan Shares of the Fund, whose shares are not offered in this prospectus. The performance for both classes would have been similar because shares are invested in the same portfolio of securities and the returns would only differ to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

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43

JPMorgan
    New York Municipal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDING DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares[1]	1.71	1. 07	2. 03

1	Historical performance for the period before Reserve Shares were launched on 7/31/00 is based on the performance of Morgan Shares of the Fund, whose shares are not offered in this prospectus. The performance for both classes would have been similar because shares are invested in the same portfolio of securities and the returns would only differ to the extent that the classes have different expenses. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0.12
Total Annual Operating Expenses	0.75
Fee Waiver and Expense Reimbursements[2]	(0.05)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	72	235	412	926

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44

JPMorgan
    Ohio Municipal Money Market Fund

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the income from which is exempt from both federal income tax and Ohio personal income tax. As a fundamental policy, the Fund will invest at least 80% of its A ssets in such municipal securities . For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment pur poses.

Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of Ohio, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions ; and

•	are short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s remaining assets may be invested in non-Ohio municipal obligations, which may produce interest exempt only from federal income tax, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. For temporary defensive purposes, the Fund has the ability to invest up to all of its assets in non-Ohio municipal obligations that produce income that may be subject to the federal alternative minimum tax.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

JPMORGAN MONEY MARKET FUNDS

45

JPMorgan
    Ohio Municipal Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of Ohio Obligations.  The Fund will be particularly susceptible to difficulties affecting Ohio and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the fed eral alternative minimum tax, or Ohio personal income taxes. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

JPMORGAN MONEY MARKET FUNDS

46

P R O S P E C T U S    JULY 1

2006

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States or by the State of Ohio
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

47

JPMorgan
    Ohio Municipal Money Market Fund

CONTINUED

T he Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	0.91%
WORST QUARTER 3rd quarter, 2003	0.05%

The Fund’s year-to-date total return as of 3/31/06 was 0.59%.

1	The Fund’s fiscal year end is the last day of February.

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48

P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares	1.76	1.12	2. 05

Investor Expenses for Reserve Shares

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.25
Shareholder Service Fees	0.30
Other Expenses[1]	0. 19
Total Annual Operating Expenses	0. 82
Fee Waivers and Expense Reimbursements[2]	(0. 12)
Net Expenses[2]	0.70

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Reserve Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.70% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Reserve Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	72	2 50	4 43	1,002

JPMORGAN MONEY MARKET FUNDS

49

The Funds’
Management and Administration

The following Funds are series of JPMorgan Trust I (JPMTI), a Delaware statutory trust:

•	Prime Money Market Fund

•	Federal Money Market Fund

•	100% U.S. Treasury Securities Money Market Fund

•	Tax Free Money Market Fund

•	New York Municipal Money Market Fund

Collectively, these are the JPMTI Funds.

The following Funds are series of JPMorgan Trust II (JPMTII), a Delaware statutory trust:

•	Liquid Assets Money Market Fund

•	U.S. Government Money Market Fund

•	U.S. Treasury Plus Money Market Fund

•	Municipal Money Market Fund

•	Michigan Municipal Money Market Fund

•	Ohio Municipal Money Market Fund

Collectively , these are the JPMTII Funds.

The trustees of each trust are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

JPMIM and JPMIA each act s as investment adviser to several of the Funds and each makes day-to-day investment decisions for the Funds which it advises. JPMIM is the investment adviser to the JPMTI Funds, and JPMIA (formerly known as Banc One Investment Advisors Corporation) is the investment adviser to the JPMTII Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase.

During the most recent fiscal period ended 2/28/06 , JPMIM or JPMIA were paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Prime Money Market Fund	0.08
Liquid Assets Money Market Fund	0.08
U.S. Government Money Market Fund	0.08
U.S. Treasury Plus Money Market Fund	0.08
Federal Money Market Fund	0.08
100% U.S. Treasury Securities Money Market Fund	0.08
Tax Free Money Market Fund	0.08
Municipal Money Market Fund	0.08
Michigan Municipal Money Market Fund	0.08
New York Municipal Money Market Fund	0.08
Ohio Municipal Money Market Fund	0.08

A discussion of the basis the Boards of Trustees of JPMTI and JPMTII used in reapproving the invest ment advisory agreement for the Funds is available in the shareholder report for the period ended August 31 , 2005 for the JPMTI Funds, and is available in the shareholder report for the period ended December 31 , 2005 for the JPMTII Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net

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2006

assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMTI and JPMTII , on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.30% of the average daily net assets of Reserve Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.30% annual fee to such entities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Reserve Shares of each Fund.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

Each of the Funds has adopted a Rule 12b-1 distribution plan under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributable to Reserve Shares.

Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to the amount of actual expenses incurred.

Because Rule 12b-1 expenses are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the Rule 12b-1 fees and shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

JPMORGAN MONEY MARKET FUNDS

51

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Reserve Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after JPMorgan Funds Services accepts your order.

Reserve Shares may be purchased by Financial Intermediaries (see below) that are paid to assist investors in establishing accounts, executing transactions and monitoring their investment.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or cus tomers investing in the Funds, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Funds. You may also purchase shares directly from JPMorgan Funds Services.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

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2006

Normally, the cut-off time for each Fund is:

Prime Money Market Fund	5:00 P.M. ET
Liquid Assets Money Market Fund	5:00 P.M. ET
U.S. Government Money Market Fund	5:00 P.M. ET
U.S. Treasury Plus Money Market Fund	5:00 P.M. ET
Federal Money Market Fund	2:00 P.M. ET
100% U.S. Treasury Securities Money Market Fund	2:00 P.M. ET
Tax Free Money Market Fund	NOON ET
Municipal Money Market Fund	NOON ET
Michigan Municipal Money Market Fund	NOON ET
New York Municipal Money Market Fund	NOON ET
Ohio Municipal Money Market Fund	NOON ET

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
JPMORGAN FUNDS SERVICES
1-800-480-4111

Minimum Investments

Reserve Shares are subject to a $10,000,000 minimum investment requirement per Fund. There is no minimum level for subsequent purchases.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

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53

How Your Account Works

CONTINUED

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-RESERVE)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by the Fund’s cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price. Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

Through JPMorgan Funds Services

Call 1-800-480-4111
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

JPMorgan Funds Services will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

JPMORGAN MONEY MARKET FUNDS

54

P R O S P E C T U S    JULY 1

2006

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact JPMorgan Funds Services for more details.

You can sell your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Through JPMorgan Funds Services

Call 1-800-480-4111. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.
Or
Send a signed letter with your instructions to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

You can exchange Reserve Shares for shares of the same class in certain other JPMorgan Funds. You will need to meet any investment minimum or eligibility requirements.

The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

JPMORGAN MONEY MARKET FUNDS

55

How Your Account Works

CONTINUED

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

Through JPMorgan Funds Services

Call 1-800-480-4111 to ask for details.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

JPMORGAN MONEY MARKET FUNDS

56

Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels. Properly designated exempt-interest dividends paid by the Tax Free Money Market Fund, Municipal Money Market Fund, Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund are not subject to federal income taxes, but will generally be subject to state and local taxes and may be subject to federal alternative minimum tax. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds.

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan income tax and generally, also exempt from Michigan single business tax. Conversely, to the extent that the Fund’s dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes. Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

Dividends paid by the New York Municipal Money Market Fund that are derived from interest attributable to obligations of the State of New York or its political subdivisions, and obligations of the Governments of Puerto Rico, the Virgin Islands and Guam are exempt from New York State and New York City personal income tax (but not New York State corporate franchise tax or New York City business tax), provided that such dividends constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986. To the extent that investors are subject to state and local taxes outside of New York State, dividends paid by the Fund may be taxable income for purposes thereof. In addition, to the extent that the Fund’s dividends are derived from interest attributable to the obligations of any other state or of a political subdivision of any such other state or are derived from capital gains, such dividends will generally not be exempt from New York State or New York City tax. The New York AMT excludes tax-exempt interest as an item of tax preference. Interest incurred to buy or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Investors should consult their advisers about other state and local tax consequences of the investment in the Fund.

Dividends received from the Ohio Municipal Money Market Fund that result from interest on obligations of the State of Ohio, its political or governmental subdivisions or agencies or instrumentalities of Ohio (Ohio Obligations) are exempt from Ohio personal income tax, and Ohio municipal and school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax must include the Fund shares in the corporation’s tax base for purposes of the Ohio corporat ion franchise tax net worth computation . Dividends that are attributable to interest on profit on the sale, exchange, or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Note that for most entities, the corporate fran chise tax will be phased out over five years starting with the 2006 corporation franchise tax report. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

JPMORGAN MONEY MARKET FUNDS

57

Shareholder Information

CONTINUED

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to , at times , liquidate other investments in order to satisfy its distribution requirements.

The dates on which dividends and capital gains will be distributed for calendar year 200 6 are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale or exchange of your shares will generally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and monthly account statements. Please review these state ments carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time.

After each fiscal half-year, you will receive a finan cial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

I f you have any questions or need additional i nformation, please write t o J PMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM or JPMIA, as applicable . A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

JPMORGAN MONEY MARKET FUNDS

58

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

Tax exempt municipal securities: Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

JPMORGAN MONEY MARKET FUNDS

59

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

Reserve

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income
Prime Money Market Fund
September 1, 2005 to February 28, 2006 (c)	$1.00	$0.02		$—	(g)	$0.02		$(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2004	1.00	—	(g)	—		—	(g)	— (g)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2002	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2001	1.00	0.05		—		0.05		(0.05)

Liquid Assets Money Market Fund (e)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(g)	0.02		(0.02)
Year Ended June 30, 2005	1.00	0.02		—		0.02		(0.02)
Year Ended June 30, 2004	1.00	—	(g)	—		—	(g)	— (g)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2002	1.00	0.02		—		0.02		(0.02)
Year Ended June 30, 2001	1.00	0.05		—		0.05		(0.05)

U.S. Government Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—		0.02		(0.02)
February 19, 2005 (f) to June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)

U.S. Treasury Plus Money Market Fund (e)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(g)	0.02		(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)
Year Ended June 30, 2004	1.00	—	(g)	—		—	(g)	— (g)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2002	1.00	0.02		—		0.02		(0.02)
Year Ended June 30, 2001	1.00	0.05		—		0.05		(0.05)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Effective February 19, 2005, Class A was renamed as Reserve Shares.

(f)	Commencement of offering of class of shares.

(g)	Amount is less than $0.01.

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60

P R O S P E C T U S    JULY 1

2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	1.71%	$445,119	0.70%	3.45%	0.73%
1.00	1.92	304,259	0.70	1.92	0.73
1.00	0.48	269,516	0.70	0.48	0.73
1.00	0.76	355,358	0.70	0.76	0.71
1.00	1.60	393,000	0.68	1.41	0.72
1.00	4.88	10,002	0.79	4.62	2.17

1.00	2.19	2,564,187	0.70	3.25	0.74
1.00	1.53	3,569,531	0.75	1.48	0.78
1.00	0.40	4,372,583	0.77	0.40	0.79
1.00	0.89	5,744,025	0.77	0.90	0.80
1.00	1.88	6,521,235	0.77	1.88	0.80
1.00	5.37	7,342,790	0.77	5.01	0.80

1.00	2.17	719,836	0.69	3.23	0.73
1.00	0.77	749,475	0.69	2.19	0.73

1.00	2.08	1,504,955	0.70	3.10	0.74
1.00	1.38	1,737,775	0.74	1.40	0.75
1.00	0.29	1,702,965	0.77	0.29	0.77
1.00	0.73	2,453,050	0.77	0.75	0.78
1.00	1.81	3,162,893	0.77	1.80	0.78
1.00	5.05	3,512,937	0.77	4.75	0.78

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61

Financial Highlights

CONTINUED

Reserve

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income

Federal Money Market Fund
September 1, 2005 to February 28, 2006 (c)	$ 1.00	$ 0.02		$ —	(g)	$ 0.02		$ (0.02)
February 19, 2005 (f) to August 31, 2005	1.00	0.01		—		0.01		(0.01)

100% U.S. Treasury Securities Money Market Fund
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(g)	0.02		(0.02)
February 19, 2005 (f) to August 31, 2005	1.00	0.01		—		0.01		(0.01)

Tax Free Money Market Fund
September 1, 2005 to February 28, 2006 (c)	1.00	0.01		—	(g)	0.01		(0.01)
February 19, 2005 (f) to August 31, 2005	1.00	0.01		—		0.01		(0.01)

Municipal Money Market Fund (e)
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(g)	0.01		(0.01)
Year Ended June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)
Year Ended June 30, 2004	1.00	—	(g)	—		—	(g)	— (g)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2001	1.00	0.03		—		0.03		(0.03)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Effective February 19, 2005, Class A was renamed as Reserve Shares.

(f)	Commencement of offering of class of shares.

(g)	Amount is less than $0.01.

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62

P R O S P E C T U S    JULY 1

2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits

$1.00	1.67%	$760	0.70%	3.30%	0.74%
1.00	1.21	1,093	0.70	2.65	0.73

1.00	1.54	2,663	0.68	3.21	0.74
1.00	1.11	968	0.68	2.37	0.73

1.00	1.09	2,829	0.70	2.17	0.73
1.00	0.86	2,423	0.70	1.71	0.73

1.00	1.41	173,362	0.70	2.09	0.73
1.00	1.16	373,788	0.70	1.13	0.76
1.00	0.36	375,729	0.70	0.35	0.78
1.00	0.71	486,778	0.70	0.71	0.78
1.00	1.20	534,947	0.69	1.19	0.77
1.00	3.23	470,425	0.70	3.18	0.78

JPMORGAN MONEY MARKET FUNDS

63

Financial Highlights

CONTINUED

Reserve

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income
Michigan Municipal Money Market Fund (c)
July 1, 2005 to February 28, 2006 (d)	$1.00	$0.01		$—	(f)	$0.01		$(0.01)
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2001	1.00	0.03		—		0.03		(0.03)

New York Municipal Money Market Fund
September 1, 2005 to February 28, 2006 (e)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended August 31 , 2005	1.00	0.01		—		0.01		(0.01)
Year Ended August 31 , 2004	1.00	—	(f)	—		—	(f)	— (f)
Year Ended August 31 , 2003	1.00	0.01		—		0.01		(0.01)
Year Ended August 31 , 2002	1.00	0.01		—		0.01		(0.01)
Year Ended August 31 , 2001	1.00	0.03		—		0.03		(0.03)

Ohio Municipal Money Market Fund (c)
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2001	1.00	0.03		—		0.03		(0.03)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 19, 2005, Class A was renamed as Reserve Shares .

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.

(f)	Amount is less than $0.01.

(g)	Due to the size of the net assets and fixed expenses, ratios may appear disproportionate.

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursement and earning credits
$1.00	1.40%	$19,135	0.70%	2.06%	0.79%
1.00	1.14	41,308	0.72	1.10	0.81
1.00	0.31	53,414	0.73	0.31	0.81
1.00	0.62	77,476	0.74	0.62	0.82
1.00	1.16	62,408	0.72	1.21	0.80
1.00	3.18	125,294	0.70	3.05	0.78

1.00	1.09	178,032	0.70	2.19	0.75
1.00	1.27	157,544	0.74	1.26	0.81
1.00	0.28	154,383	0.79	0.28	0.88
1.00	0.52	175,000	0.79	0.50	0.87
1.00	1.00	180,000	0.79	0.85	0.90
1.00	2.77	1	0.90	2.57	1560.21	(g)

1.00	1.38	79,281	0.70	2.09	0.82
1.00	1.14	82,741	0.71	1.17	0.77
1.00	0.30	59,971	0.72	0.30	0.75
1.00	0.63	79,911	0.72	0.62	0.75
1.00	1.17	90,602	0.71	1.17	0.75
1.00	3.16	59,583	0.71	3.05	0.74

JPMORGAN MONEY MARKET FUNDS

65

Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as JPMT II ). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading . ”

On February 18, 2005, one or more of the JPMTI Funds offered in this prospectus acquired the assets and liabilities of a series of One Group Mutual Funds . As a result of that acquisition of assets and liabilities, the fol lowing legal proceedings disclosure relating to One Group Mutual Funds and additional fee and expense information is applicable to any JPMTI Fund that acquired assets and liabili ties of a series of One Group Mutual Funds.

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and - desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment A dvisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five year period commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2006 subject to SEC approval . More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term

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trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG , over 20 lawsuits have been filed by private plaintiffs and one lawsuit has been filed by the West Virginia Attorney General in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

On November 3, 2005, the district court ruled that all claims in the consolidated amended class action complaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in that complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings , in which it dismissed certain claims against BOIA and its affiliates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 2, 2006, the West Virginia Attorney General voluntarily dismissed its suit. On May 30, 2006, the district court rul ed that the remaining claim against the Trustees and former Trustees is to be dismissed as well.

In addition to the lawsuits described above, on August 30, 2005, the Commissioner of the West Virginia Securities Divi sion entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

JPMorgan Investment Advisors, Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

It is possible that these matters , the SEC and NYAG settlements, and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

As noted above, t he settlement agreement with the NYAG requires JPMorgan Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMorgan Investment Advisors and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMorgan Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMorgan Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund , the JPMorgan Government Bond Fund and the JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund) and the Reduced Rates on various classes of those Funds were implemented September 27, 2004 .

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement or administration agreement . S uch reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Reduced Rate Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with JPMorgan Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

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FUND	CLASS	NET EXPENSE RATIO	GROSS EXPENSE RATIO
JPMorgan Prime Money Market Fund	Reserve	0.70%	0.7 3%
JPMorgan Liquid Assets Money Market Fund	Reserve	0.70	0.7 4
JPMorgan U.S. Government Money Market Fund	Reserve	0.70	0.73
JPMorgan U.S. Treasury Plus Money Market Fund	Reserve	0.70	0.7 4
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Reserve	0.70	0.74
JPMorgan Municipal Money Market Fund	Reserve	0.70	0.73
JPMorgan Michigan Municipal Money Market Fund	Reserve	0.70	0.7 9
JPMorgan Ohio Municipal Money Market Fund	Reserve	0.70	0. 82

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 2006 , you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

Your actual costs may be higher or lower than those shown.

JPMORGAN PRIME MONEY MARKET FUND

	RESERVE SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$72	5.00%	4.30%	4.30%
June 30, 2008	78	10.25	8.75	4.27
June 30, 2009	81	15.76	13.40	4.27
June 30, 2010	85	21.55	18.24	4.27
June 30, 2011	88	27.63	23.29	4.27
June 30, 2012	92	34.01	28.55	4.27
June 30, 2013	96	40.71	34.04	4.27
June 30, 2014	100	47.75	39.77	4.27
June 30, 2015	104	55.13	45.73	4.27
June 30, 2016	109	62.89	51.96	4.27

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

	RESERVE SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$72	5.00%	4.30%	4.30%
June 30, 2008	79	10.25	8.74	4.26
June 30, 2009	82	15.76	13.38	4.26
June 30, 2010	86	21.55	18.21	4.26
June 30, 2011	89	27.63	23.24	4.26
June 30, 2012	93	34.01	28.49	4.26
June 30, 2013	97	40.71	33.96	4.26
June 30, 2014	101	47.75	39.67	4.26
June 30, 2015	106	55.13	45.62	4.26
June 30, 2016	110	62.89	51.83	4.26

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JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

	RESERVE SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30 , 200 7	$72	5.00%	4.30%	4. 30%
June 30 , 200 8	7 8	10.25	8.75	4.27
June 30 , 200 9	81	15.76	13.40	4.27
June 30 , 20 10	85	21.55	18.24	4.27
June 30 , 201 1	88	27.63	23.29	4.27
June 30 , 201 2	92	34.01	28.55	4.27
June 30 , 201 3	96	40.71	34.04	4.27
June 30 , 201 4	100	47.7 5	39.77	4.27
June 30 , 201 5	104	55.13	45.7 3	4.27
June 30 , 201 6	109	62.89	51.96	4.27

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND

	RESERVE SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$72	5.00%	4.30%	4.30%
June 30, 2008	79	10.25	8.74	4.26
June 30, 2009	82	15.76	13.38	4.26
June 30, 2010	86	21.55	18.21	4.26
June 30, 2011	89	27.63	23.24	4.26
June 30, 2012	93	34.01	28.49	4.26
June 30, 2013	97	40.71	33.96	4.26
June 30, 2014	101	47.75	39.67	4.26
June 30, 2015	106	55.13	45.62	4.26
June 30, 2016	110	62.89	51.83	4.26

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71

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

	RESERVE SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$69	5.00%	4.32%	4.32%
June 30, 2008	79	10.25	8.76	4.26
June 30, 2009	82	15.76	13.40	4.26
June 30, 2010	86	21.55	18.23	4.26
June 30, 2011	89	27.63	23.26	4.26
June 30, 2012	93	34.01	28.52	4.26
June 30, 2013	97	40.71	33.99	4.26
June 30, 2014	101	47.75	39.70	4.26
June 30, 2015	106	55.13	45.65	4.26
June 30, 2016	110	62.89	51.85	4.26

JPMORGAN MUNICIPAL MONEY MARKET FUND

	RESERVE SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 200 7	$72	5.00%	4.30%	4. 30%
June 30, 200 8	7 8	10.25	8.75	4.27
June 30, 200 9	81	15.76	13.40	4.27
June 30, 20 10	85	21.55	18.24	4.27
June 30, 201 1	88	27.63	23.29	4.27
June 30, 201 2	92	34.01	28.55	4.27
June 30, 201 3	96	40.71	34.04	4.27
June 30, 201 4	100	47.7 5	39.77	4.27
June 30, 201 5	104	55.13	45.7 3	4.27
June 30, 201 6	109	62.89	51.96	4.27

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JPMORGAN MICHIGAN MUNICIPAL MONEY MARKET FUND

	RESERVE SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$72	5.00%	4.30%	4.30%
June 30, 2008	84	10.25	8.69	4.21
June 30, 2009	88	15.76	13.27	4.21
June 30, 2010	91	21.55	18.04	4.21
June 30, 2011	95	27.63	23.00	4.21
June 30, 2012	99	34.01	28.18	4.21
June 30, 2013	103	40.71	33.58	4.21
June 30, 2014	108	47.75	39.20	4.21
June 30, 2015	112	55.13	45.06	4.21
June 30, 2016	117	62.89	51.17	4.21

JPMORGAN OHIO MUNICIPAL MONEY MARKET FUND

	RESERVE SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$72	5.00%	4.30%	4.30%
June 30, 2008	87	10.25	8.66	4.18
June 30, 2009	91	15.76	13.20	4.18
June 30, 2010	95	21.55	17.93	4.18
June 30, 2011	99	27.63	22.86	4.18
June 30, 2012	103	34.01	28.00	4.18
June 30, 2013	107	40.71	33.35	4.18
June 30, 2014	112	47.75	38.92	4.18
June 30, 2015	116	55.13	44.73	4.18
June 30, 2016	121	62.89	50.78	4.18

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202- 551 -8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos. JPMorgan Trust I	811-21295 JPMorgan Trust II 811-4236

©JPMorgan Chase & Co. All Rights Reserved. July 2006.

PR-MMR-706

PROSPECTUS JULY 1, 2006

JPMorgan

Money Market

Funds

Institutional Class Shares

JPMorgan Prime Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

J PMorgan Prime Money Market Fund	1
J PMorgan Liquid Assets Money Market Fund	5
JPMorgan U.S. Government Money Market Fund	1 0
JPMorgan U.S. Treasury Plus Money Market Fund	1 4
JPMorgan Federal Money Market Fund	18
JPMorgan 100% U.S. Treasury Securities Money Market Fund	2 2
JPMorgan Tax Free Money Market Fund	26
JPMorgan Municipal Money Market Fund	3 0
The Funds’ Management and Administration	34
How Your Account Works	36
Buying Fund Shares	36
Selling Fund Shares	38
Exchanging Fund Shares	39
Other Information Concerning the Funds	40
Shareholder Information	41
Distributions and Taxes	41
Shareholder Statements and Reports	41
Availability of Proxy Voting Record	41
Portfolio Holdings Disclosure	42
What the Terms Mean	43
Financial Highlights	44
Appendix A—Legal Proceedings and Additional Fee and Expense Information	48
How To Reach Us	Back cover

JPMorgan
    Prime Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however , invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

JPMORGAN MONEY MARKET FUNDS

1

JPMorgan
    Prime Money Market Fund

CONTINUED

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a dispro portionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

2

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER	3rd quarter, 2000	1.64%
WORST QUARTER	4th quarter, 2003	0.23%
	1st quarter, 2004
	2nd quarter, 2004

The Fund’s year-to-date total return as of 3 / 31 /0 6 was 1.06%.

1	The Fund’s fiscal year end is the last day of February .

2	Institutional Class Shares were launched on 9/10/01 . T he performance in the bar chart prior to 1/1/02 is based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not offered in this prospectus.

JPMORGAN MONEY MARKET FUNDS

3

JPMorgan
    Prime Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Institutional Class Shares[1]	3 . 14	2 . 25	3 . 92

1	The performance for the period before Institutional Class Shares were launched on 9/10/01 is based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not offered in this prospectus.

Investor Expenses for Institutional Class Shares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.10
Other Expenses[1]	0.1 0
Total Annual Operating Expenses	0.2 8
Fee Waiver and Expense Reimbursements[2]	(0.0 8)
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	20	8 2	1 49	3 48

JPMORGAN MONEY MARKET FUNDS

4

JPMorgan
    Liquid Assets Money Market Fund

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however , invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

5

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk. Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed

JPMORGAN MONEY MARKET FUNDS

6

P R O S P E C T U S    JULY 1

2006

settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

7

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.56%
WORST QUARTER 1st quarter, 2004	0.16%

The Fund’s year-to-date total return as of 3/31/06 was 0.98%.

1	The Fund’s fiscal year end is the last day of February .

2	The Institutional Class Shares were launched on February 19 , 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Investor Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Investor Shares of the Fund are not offered in this prospectus. Institutional Class and Investor Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

8

P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Institutional Class Shares[1]	3 . 10	2 . 01	3. 68

1	The performance in the table for the period before Institutional Class Shares were launched on 2/ 19 /05 is based on the Fund’s Investor Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. The returns would differ only to the extent that the classes have differ ent expenses.

Investor Expenses for Institutional Class Shares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.10
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0. 29
Fee Waiver and Expense Reimbursements[2]	(0. 0 9)
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20% of its average daily net assets through 6 / 30 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	20	8 4	1 5 4	3 59

JPMORGAN MONEY MARKET FUNDS

9

JPMorgan
    U.S. Government Money Market Fund

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities .

If the Fund decides to invest in other types of securities, shareholders will be given 60 days advance notice.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the

JPMORGAN MONEY MARKET FUNDS

10

P R O S P E C T U S    JULY 1

2006

Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

11

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 3rd quarter, 2000	1.64%
WORST QUARTER 2nd quarter, 2004	0.24%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 1 . 08%.

1	The Fund’s fiscal year end is the last day of February .

2	The Institutional Class Shares were launched on February 19 , 2005 and as a result, have not yet had a full cal endar year of performance. Therefore, the performance shown is that of the Capital Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Capital Shares of the Fund are not offered in this prospectus. Institutional Class and Capital Shares would have substantially similar perfor mance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. During this period, the actual returns of Institutional Class Shares would have been lower than shown because Institutional Class Shares have higher expenses than Capital Shares.

JPMORGAN MONEY MARKET FUNDS

12

P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Institutional Class Shares[1]	3 . 06	2 . 22	3 . 88

1	The performance in the table for the period before Institutional Class Shares were launched on 2/ 19 /05 is based on the Fund’s Capital Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the Capital Shares has been adjusted to reflect differences in expenses between classes.

Investor Expenses for Institutional Class Shares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.10
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.28
Fee Waiver and Expense Reimbursements[2]	(0.08)
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	20	8 2	149	34 8

JPMORGAN MONEY MARKET FUNDS

13

JPMorgan
    U.S. Treasury Plus Money Market Fund

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

JPMORGAN MONEY MARKET FUNDS

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2006

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

15

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.52%
WORST QUARTER 2nd quarter, 2004	0.13%

The Fund’s year-to-date total return as of 3 / 31 /0 6 was 0.95%.

1	The Fund’s fiscal year end is the last day of February .

2	The Institutional Class Shares were launched on February 19 , 2005 and as a result, have not yet had a full cal endar year of performance. Therefore, the performance shown is that of the Investor Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Investor Shares of the Fund are not offered in this prospectus. Institutional Class and Investor Shares would have substantially similar perfor mance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

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2006

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Institutional Class Shares[1]	2 . 93	1 . 86	3 . 48

1	The performance in the table for the period before Institutional Class Shares were launched on 2/ 19 /05 is based on the Fund’s Investor Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. The returns would differ only to the extent that the classes have differ ent expenses.

Investor Expenses for Institutional Class Shares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.10
Other Expenses[1]	0. 1 1
Total Annual Operating Expenses	0.2 9
Fee Waiver and Expense Reimbursements[2]	(0.0 9)
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	20	8 4	1 54	3 59

JPMORGAN MONEY MARKET FUNDS

17

JPMorgan
    Federal Money Market Fund

The Fund’s Objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes

•	debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

JPMORGAN MONEY MARKET FUNDS

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2006

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government , including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers. %Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

19

JPMorgan
    Federal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER	3rd quarter, 2000	1.58%
	4th quarter, 2000
WORST QUARTER	4th quarter, 2003	0.21%
	1st quarter, 2004

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 1 . 05%.

1	The Fund’s fiscal year end is the last day of February.

2	Institutional Class Shares were launched on 9/ 1 0/01 . T he performance in the bar chart prior to 1/1/02 is based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus.

JPMORGAN MONEY MARKET FUNDS

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2006

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Institutional Class Shares[1]	3.03	2. 17	3 . 78

1	The performance for the period before Institutional Class Shares were launched on 9/10/01 is based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus.

Investor Expenses for Institutional Class Shares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.10
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0. 29
Fee Waiver and Expense Reimbursements[2]	(0. 09)
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	20	8 4	15 4	3 59

JPMORGAN MONEY MARKET FUNDS

21

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The Fund’s Main Investment Strategy

The Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The risk of securities lending is reduced, however, by the following policies:

•	JPMIM maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default; and

JPMORGAN MONEY MARKET FUNDS

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P R O S P E C T U S    JULY 1

2006

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high-quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

23

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER	4th quarter, 2000	1.54%
WORST QUARTER	4th quarter, 2003	0.20%
	1st quarter, 2004
	2nd quarter, 2004

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 1. 00%.

1	The Fund’s fiscal year end is the last day of February.

2	Institutional Class Shares were launched on 9/10/01 . T he performance in the bar chart prior to 1/1/02 is based on the performance of Agency Shares from 6/3/96 to 9/9/01 and on the performance of Morgan Shares from 5/ 3 /96 to 6/2/96. Both of these classes invest in the same portfolio of securities, but their shares are not being offered in this prospectus. The performance for periods prior to 5/ 3 /96 reflects performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

JPMORGAN MONEY MARKET FUNDS

24

P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Institutional Class Shares[1]	2.79	2. 04	3. 60

1	The performance for the period before Institutional Class Shares were launched on 9/10/01 is based on the performance of Agency Shares from 6/3/96 to 9/9/01 and on the performance of Morgan Shares from 5/ 3 /96 to 6/2/96. Both of these classes invest in the same portfolio of securities, but their shares are not being offered in this prospectus. The performance for periods prior to 5/ 3 /96 reflects the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

Investor Expenses for Institutional Class Shares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.10
Other Expenses[1]	0.11
Total Annual Operating Expenses	0.29
Fee Waivers and Expense Reimbursements[2]	(0.09)
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20% of its average daily net assets through 6 /3 0/ 0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	20	84	154	359

JPMORGAN MONEY MARKET FUNDS

25

JPMorgan
    Tax Free Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund will try to invest its assets exclusively in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of the Fund’s Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax. The Fund may exceed this 20% limit for temporary defensive purposes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

JPMORGAN MONEY MARKET FUNDS

26

P R O S P E C T U S    JULY 1

2006

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

27

JPMorgan
    Tax Free Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.04%
WORST QUARTER 3rd quarter, 2003	0.19%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0 . 71%.

1	The Fund’s fiscal year end is the last day of February.

2	Institutional Class Shares were launched on 9/10/01 . T he performance in the bar chart prior to 1/1/02 is based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus.

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AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Institutional Class Shares[1]	2.24	1.66	2.55

1	The performance for the period before Institutional Class Shares were launched on 9/10/01 is based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus.

Investor Expenses for Institutional Class Shares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.10
Other Expenses[1]	0.1 0
Total Annual Operating Expenses	0.2 8
Fee Waivers and Expense Reimbursements[2]	(0.0 8)
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	20	8 2	1 49	3 48

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JPMorgan
    Municipal Money Market Fund

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s remaining assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

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JPMorgan
    Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.99%
WORST QUARTER 3rd quarter, 2003	0.13%

The Fund’s year-to-date total return as of 3 / 31 /0 6 was 0 . 66%.

1	The Fund’s fiscal year end is the last day of February.

2	The Institutional Class Shares were launched on February 19 , 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Premier Shares of the Fund and has not been adjusted to reflect the differences in fees and other expenses between the classes. Premier Shares of the Fund are not offered in this prospectus. Institutional Class and Premier Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

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AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Institutional Class Shares[1]	2 . 26	1. 4 6	2. 35

1	The performance in the table for the period before Institutional Class Shares were launched on 2/ 19 /05 is based on the Fund’s Premier Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. The returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Institutional Class Shares

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.10
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0.2 9
Fee Waivers and Expense Reimbursements[2]	(0.0 9)
Net Expenses[2]	0.20

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.20% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	20	8 4	1 54	3 59

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The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMTI), a Delaware statutory trust:

•	Prime Money Market Fund

•	Federal Money Market Fund

•	100% U.S. Treasury Securities Money Market Fund

•	Tax Free Money Market Fund

Collectively, these are the JPMTI Funds.

The following Funds are series of JPMorgan Trust II (JPMTII), a Delaware statutory trust:

•	Liquid Assets Money Market Fund

•	U.S. Government Money Market Fund

•	U.S. Treasury Plus Money Market Fund

•	Municipal Money Market Fund

Collectively , these are the JPMTII Funds.

The trustees of each trust are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

JPMIM and JPMIA each act s as investment adviser to several of the Funds and each makes day-to-day investment decisions for the Funds which it advises. JPMIM is the investment adviser to the JPMTI Funds, and JPMIA (formerly known as Banc One Investment Advisors Corporation) is the investment adviser to the JPMTII Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase.

During the most recent fiscal period ended 2 / 28 /0 6 , JPMIM or JPMIA were paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Prime Money Market Fund	0.08
Liquid Assets Money Market Fund	0.08
U.S. Government Money Market Fund	0.08
U.S. Treasury Plus Money Market Fund	0.08
Federal Money Market Fund	0.08
100% U.S. Treasury Securities Money Market Fund	0.08
Tax Free Money Market Fund	0.08
Municipal Money Market Fund	0.08

A discussion of the basis the Boards of Trustees of JPMTI and JPMTII used in reapproving the investment advisory agreement for the Funds is available in the shareholder report for the period ended August 31 , 2005 for the JPMTI Funds, and is available in the shareholder report for the period ended December 31 , 2005 for the JPMTII Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMTI and JPMTII , on behalf of the Funds, ha ve entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS)

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under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of Institutional Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.10% annual fees to such entities for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

JPMORGAN MONEY MARKET FUNDS

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How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Institutional Class Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the JPMorgan Institutional Funds Service Center accepts your order.

Institutional Class Shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of JPMorgan Chase.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or cus tomers investing in the Funds, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Funds. You may also purchase shares directly from the JPMorgan Institutional Funds Service Center.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

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Normally, the cut-off time for each Fund is:

Prime Money Market Fund	5:00 P.M. ET
Liquid Assets Money Market Fund	5:00 P.M. ET
U.S. Government Money Market Fund	5:00 P.M. ET
U.S. Treasury Plus Money Market Fund	5:00 P.M. ET
Federal Money Market Fund	2:00 P.M. ET
100% U.S. Treasury Securities Money Market Fund	2:00 P.M. ET
Tax Free Money Market Fund	NOON ET
Municipal Money Market Fund	NOON ET

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
1-800-766-7722

Minimum Investments

Institutional Class Shares are subject to a $10,000,000 minimum investment requirement per Fund. There are no minimum levels for subsequent purchases.

The Funds reserve the right to waive any investment minimum. The SAI has additional information on investment minimum waivers for investors purchasing directly from JPMDS, such as when additional accounts of the investor may be aggregated together to meet the minimum requirement. For further infor mation on investment minimum waivers, you can also call 1-800-766-7722.

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, business street address and other information that will allow us to identify you, including your tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial

JPMORGAN MONEY MARKET FUNDS

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How Your Account Works

CONTINUED

institution. Checks made payable to any individual or company and endorsed to the JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through the JPMorgan Institutional Funds Service Center by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-766-7722 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-INSTITUTIONAL)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if the JPMorgan Institutional Funds Service Center does not receive payment by the Fund’s cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price. Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

Through the JPMorgan Institutional Funds
Service Center

Call 1-800-766-7722
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

The JPMorgan Institutional Funds Service Center will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order.

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We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Institutional Funds Service Center for more details.

You can sell your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to the JPMorgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Through the JPMorgan Institutional Funds
Service Center

Call 1-800-766-7722. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

Institutional Class Shares may be exchanged for shares of the same class in certain other JPMorgan Funds, subject to meeting any minimum investment or eligibility requirements.

The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the JPMorgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

Through the JPMorgan Institutional Funds
Service Center

Call 1-800-766-7722 to ask for details.

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39

How Your Account Works

CONTINUED

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

I f your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account . Before these actions are taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

JPMORGAN MONEY MARKET FUNDS

40

Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels. Properly designated exempt-interest dividends paid by the Tax Free Money Market Fund or Municipal Money Market Fund are not subject to federal income taxes, but will generally be subject to state and local taxes and may be subject to federal alternative minimum tax. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to , at times , liquidate other investments in order to satisfy its distribution requirements.

The dates on which dividends and capital gains will be distributed for calendar year 200 6 are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale or exchange of your shares will generally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and monthly account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermedi ary may have a different cut-off time.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will peri odically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Institutional Funds Service Center at 500 Stanton Christiana Road, 3-3750, Newark, DE 19713 or call 1-800-766-7722.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM or JPMIA as applicable . A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of

JPMORGAN MONEY MARKET FUNDS

41

Shareholder Information

CONTINUED

each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

JPMORGAN MONEY MARKET FUNDS

42

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

Tax exempt municipal securities: Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

JPMORGAN MONEY MARKET FUNDS

43

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

			Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income
Prime Money Market Fund
September 1, 2005 to February 28, 2006 (c)	$1.00	$0.02	$—	(f)	$0.02	$(0.02)
Year Ended August 31, 2005	1.00	0.03	—		0.03	(0.03)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)
September 10, 2001 (e) to August 31, 2002	1.00	0.02	—		0.02	(0.02)

Liquid Assets Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.03	—	(f)	0.03	(0.03)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—		0.01	(0.01)

U.S. Government Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—		0.02	(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)

U.S. Treasury Plus Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)

Federal Money Market Fund
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)
September 10, 2001 (e) to August 31, 2002	1.00	0.02	—		0.02	(0.02)

100% U.S. Treasury Securities Money Market Fund
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)
September 10, 2001 (e) to August 31, 2002	1.00	0.02	—		0.02	(0.02)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount is less than $0.01.

JPMORGAN MONEY MARKET FUNDS

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2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits

$1.00	1.96%	$21,099,369	0.20%	3.91%	0.28%
1.00	2.43	21,516,192	0.20	2.36	0.30
1.00	0.99	26,513,965	0.20	0.99	0.32
1.00	1.27	25,075,000	0.20	1.24	0.31
1.00	2.02	21,881,000	0.19	2.06	0.32

1.00	2.53	1,882,903	0.20	3.77	0.29
1.00	0.98	1,452,881	0.20	2.76	0.32

1.00	2.50	2,314,372	0.20	3.76	0.28
1.00	0.94	2,017,162	0.20	2.66	0.28

1.00	2.42	4,151,409	0.20	3.72	0.29
1.00	0.92	1,705,565	0.20	2.61	0.27

1.00	1.92	2,266,888	0.20	3.86	0.29
1.00	2.34	1,817,800	0.20	2.36	0.31
1.00	0.91	1,271,387	0.20	0.90	0.32
1.00	1.20	1,712,000	0.20	1.20	0.32
1.00	1.93	1,953,000	0.20	1.97	0.32

1.00	1.79	1,579,514	0.20	3.59	0.29
1.00	2.14	1,318,264	0.20	2.07	0.30
1.00	0.84	1,976,796	0.20	0.84	0.31
1.00	1.14	1,126,307	0.20	1.08	0.32
1.00	1.85	267,011	0.20	1.67	0.33

JPMORGAN MONEY MARKET FUNDS

45

Financial Highlights

CONTINUED

			Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income

Tax Free Money Market Fund
September 1, 2005 to February 28, 2006 (c)	$ 1.00	$ 0.01	$ —	(f)	$ 0.01	$ (0.01)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)
September 10, 2001 (e) to August 31, 2002	1.00	0.02	—		0.02	(0.02)

Municipal Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount is less than $0.01.

JPMORGAN MONEY MARKET FUNDS

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P R O S P E C T U S    JULY 1

2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits

$ 1.00	1.34%	$ 9,465,973	0.20%	2.69%	0.28%
1.00	1.83	8,973,878	0.20	1.81	0.30
1.00	0.87	8,684,334	0.20	0.87	0.31
1.00	1.09	6,332,000	0.20	1.05	0.32
1.00	1.54	3,889,112	0.20	1.46	0.33

1.00	1.75	249,762	0.20	2.71	0.29
1.00	0.77	84,755	0.20	2.27	0.28

JPMORGAN MONEY MARKET FUNDS

47

Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as JPMTII). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading”.

On February 18, 2005, one or more of the JPMTI Funds offered in this prospectus acquired the assets and liabilities of a series of One Group Mutual Funds . As a result of that acquisition of assets and liabilities, the fol lowing legal proceedings disclosure relating to One Group Mutual Funds and additional fee and expense information is applicable to any JPMTI Fund that acquired assets and liabili ties of a series of One Group Mutual Funds.

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In it settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and - desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment A dvisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five year period commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2006 subject to SEC approval . More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for

JPMORGAN MONEY MARKET FUNDS

48

P R O S P E C T U S    JULY 1

2006

redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG , over 20 lawsuits have been filed by private plaintiffs and one lawsuit has been filed by the West Virginia Attorney General in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

On November 3, 2005, the district court ruled that all claims in the consolidated amended class action complaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in that complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings , in which it dismissed certain claims against BOIA and its affili ates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 2, 2006, the West Virginia Attorney General voluntarily dismissed its suit. On May 30, 2006, the district court ruled that the remaining claim against the Trustees and former Trustees is to be dismissed as well.

In addition to the lawsuits described above, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advi sors, Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

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49

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

It is possible that these matters , the SEC and NYAG settlements, and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

As noted above, t he settlement agreement with the NYAG requires JPMorgan Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMorgan Investment Advisors and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMorgan Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMorgan Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund , the JPMorgan Government Bond Fund and the JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund) and the Reduced Rates on various classes of those F unds were implemented September 27, 2004.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement or administration agreement . S uch reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Reduced Rate Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with JPMorgan Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

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P R O S P E C T U S    JULY 1

2006

FUND	CLASS	NET EXPENSE RATIO	GROSS EXPENSE RATIO
JPMorgan Prime Money Market Fund	Institutional Class	0.20%	0.2 8%
JPMorgan Liquid Assets Money Market Fund	Institutional Class	0.20	0. 29
JPMorgan U.S. Government Money Market Fund	Institutional Class	0.20	0.28
JPMorgan U.S. Treasury Plus Money Market Fund	Institutional Class	0.20	0.2 9
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Institutional Class	0.20	0.29
JPMorgan Municipal Money Market Fund	Institutional Class	0.20	0.2 9

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 200 6 , you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratios thereafter.

JPMORGAN MONEY MARKET FUNDS

51

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JPMORGAN PRIME MONEY MARKET FUND

	INSTITUTIONAL CLASS SHARES
PERIOD ENDED	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
JUNE 30, 2007	$20	5.00%	4.80%	4.80%
JUNE 30, 2008	30	10.25	9.75	4.72
JUNE 30, 2009	31	15.76	14.93	4.72
JUNE 30, 2010	33	21.55	20.35	4.72
JUNE 30, 2011	34	27.63	26.03	4.72
JUNE 30, 2012	36	34.01	31.98	4.72
JUNE 30, 2013	38	40.71	38.21	4.72
JUNE 30, 2014	40	47.75	44.73	4.72
JUNE 30, 2015	41	55.13	51.56	4.72
JUNE 30, 2016	43	62.89	58.72	4.72

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

	INSTITUTIONAL CLASS SHARES
PERIOD ENDED	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
JUNE 30, 2007	$20	5.00%	4.80%	4.80%
JUNE 30, 2008	31	10.25	9.74	4.71
JUNE 30, 2009	33	15.76	14.90	4.71
JUNE 30, 2010	34	21.55	20.32	4.71
JUNE 30, 2011	36	27.63	25.98	4.71
JUNE 30, 2012	37	34.01	31.92	4.71
JUNE 30, 2013	39	40.71	38.13	4.71
JUNE 30, 2014	41	47.75	44.64	4.71
JUNE 30, 2015	43	55.13	51.45	4.71
JUNE 30, 2016	45	62.89	58.58	4.71

JPMORGAN MONEY MARKET FUNDS

52

P R O S P E C T U S    JULY 1

2006

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

	INSTITUTIONAL CLASS SHARES
PERIOD ENDED	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
JUNE 30, 2007	$20	5.00%	4.80%	4.80%
JUNE 30, 2008	30	10.25	9.75	4.72
JUNE 30, 2009	31	15.76	14.93	4.72
JUNE 30, 2010	33	21.55	20.35	4.72
JUNE 30, 2011	34	27.63	26.03	4.72
JUNE 30, 2012	36	34.01	31.98	4.72
JUNE 30, 2013	38	40.71	38.21	4.72
JUNE 30, 2014	40	47.75	44.73	4.72
JUNE 30, 2015	41	55.13	51.56	4.72
JUNE 30, 2016	43	62.89	58.72	4.72

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND

	INSTITUTIONAL CLASS SHARES
PERIOD ENDED	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
JUNE 30, 2007	$20	5.00%	4.80%	4.80%
JUNE 30, 2008	31	10.25	9.74	4.71
JUNE 30, 2009	33	15.76	14.90	4.71
JUNE 30, 2010	34	21.55	20.32	4.71
JUNE 30, 2011	36	27.63	25.98	4.71
JUNE 30, 2012	37	34.01	31.92	4.71
JUNE 30, 2013	39	40.71	38.13	4.71
JUNE 30, 2014	41	47.75	44.64	4.71
JUNE 30, 2015	43	55.13	51.45	4.71
JUNE 30, 2016	45	62.89	58.58	4.71

JPMORGAN MONEY MARKET FUNDS

53

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

	INSTITUTIONAL CLASS SHARES
PERIOD ENDED	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
JUNE 30, 2007	$20	5.00%	4.80%	4.80%
JUNE 30, 2008	31	10.25	9.74	4.71
JUNE 30, 2009	33	15.76	14.90	4.71
JUNE 30, 2010	34	21.55	20.32	4.71
JUNE 30, 2011	36	27.63	25.98	4.71
JUNE 30, 2012	37	34.01	31.92	4.71
JUNE 30, 2013	39	40.71	38.13	4.71
JUNE 30, 2014	41	47.75	44.64	4.71
JUNE 30, 2015	43	55.13	51.45	4.71
JUNE 30, 2016	45	62.89	58.58	4.71

JPMORGAN MUNICIPAL MONEY MARKET FUND

	INSTITUTIONAL CLASS SHARES
PERIOD ENDED	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
JUNE 30, 2007	$20	5.00%	4.80%	4.80%
JUNE 30, 2008	31	10.25	9.74	4.71
JUNE 30, 2009	33	15.76	14.90	4.71
JUNE 30, 2010	34	21.55	20.32	4.71
JUNE 30, 2011	36	27.63	25.98	4.71
JUNE 30, 2012	37	34.01	31.92	4.71
JUNE 30, 2013	39	40.71	38.13	4.71
JUNE 30, 2014	41	47.75	44.64	4.71
JUNE 30, 2015	43	55.13	51.45	4.71
JUNE 30, 2016	45	62.89	58.58	4.71

JPMORGAN MONEY MARKET FUNDS

54

This Page Intentionally Left Blank.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202- 551 -8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos. JPMorgan Trust I JPMorgan Trust II	811-21295 811-4236

©JPMorgan Chase & Co. All Rights Reserved. July 2006.

PR-MMI-706

PROSPECTUS JULY 1 , 200 6

JPMorgan

Money Market

Funds

Agency Shares

JPMorgan Prime Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Prime Money Market Fund	1
JPMorgan Liquid Assets Money Market Fund	6
JPMorgan U.S. Government Money Market Fund	1 1
JPMorgan U.S. Treasury Plus Money Market Fund	1 5
JPMorgan Federal Money Market Fund	19
JPMorgan 100% U.S. Treasury Securities Money Market Fund	2 3
JPMorgan Tax Free Money Market Fund	27
JPMorgan Municipal Money Market Fund	3 1
The Funds’ Management and Administration	35
How Your Account Works	37
Buying Fund Shares	37
Selling Fund Shares	4 0
Exchanging Fund Shares	4 0
Other Information Concerning the Funds	41
Shareholder Information	42
Distributions and Taxes	42
Shareholder Statements and Reports	42
Availability of Proxy Voting Record	42
Portfolio Holdings Disclosure	43
What the Terms Mean	44
Financial Highlights	46
Appendix A — Legal Proceedings and Additional Fee and Expense Information	5 0
How To Reach Us	Back cover

JPMorgan
    Prime Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however , invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

1

JPMorgan
    Prime Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

JPMORGAN MONEY MARKET FUNDS

2

P R O S P E C T U S    JULY 1

2006

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

3

JPMorgan
    Prime Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS [1]

BEST QUARTER 3rd quarter, 2000	1.64%
WORST QUARTER 4th quarter, 2003	0.22%
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 1 . 05%.

1	The Fund’s fiscal year end is the last day of February .

JPMORGAN MONEY MARKET FUNDS

4

P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Agency Shares	3 . 08	2 . 20	3 . 89

Investor Expenses for Agency Shares

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.15
Other Expenses[1]	0.1 0
Total Annual Operating Expenses	0.3 3
Fee Waiver and Expense Reimbursements[2]	(0.0 7)
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.26% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	27	99	1 78	4 11

JPMORGAN MONEY MARKET FUNDS

5

JPMorgan
    Liquid Assets Money Market Fund

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however , invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

6

P R O S P E C T U S    JULY 1

2006

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk. Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed

JPMORGAN MONEY MARKET FUNDS

7

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

8

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.56%
WORST QUARTER 1st quarter, 2004	0.16%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0.98%.

1	The Fund’s fiscal year end is the last day of February.

2	The Agency Shares were launched on February 19 , 2005 and as a result, have not yet had a full calen dar year of performance. Therefore, the performance shown is that of the Investor Shares of the Fund, the original class offered, and has not been adjusted to reflect the differences in fees and other expenses between the classes. Investor Shares of the Fund are not offered in this prospectus. Agency and Investor Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

9

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Agency Shares[1]	3.0 5	2 . 00	3 . 67

1	The performance in the table for the period before Agency Shares were launched on 2/ 19 /05 is based on the Fund’s Investor Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. The returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Agency Shares

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.15
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0.3 4
Fee Waiver and Expense Reimbursements[2]	(0. 0 8)
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.26% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	27	10 1	1 8 3	4 2 3

JPMORGAN MONEY MARKET FUNDS

10

JPMorgan
    U.S. Government Money Market Fund

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities .

If the Fund decides to invest in other types of securities, shareholders will be given 60 days advance notice.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

JPMORGAN MONEY MARKET FUNDS

11

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

12

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Agency Shares (formerly Administrative Class Shares) has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.61%
WORST QUARTER 3rd quarter, 2003	0.21%

The Fund’s year-to-date total return as of 3 / 31 /0 6 was 1 .0 5%.

1	The Fund’s fiscal year end is the l ast day of February.

2	Historical performance shown for Agency Shares prior to their inception on 11/1/01 is based on the performance of Capital Shares, the original class offered. All prior performance has been adjusted to reflect differences in expenses between the Agency and Capital Shares.

JPMORGAN MONEY MARKET FUNDS

13

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Agency Shares[1]	3 . 02	2 . 15	3 . 81

1	Historical performance shown for Agency Shares prior to their inception on 11/1/01 is based on the performance of Capital Shares, the original class offered. All prior performance has been adjusted to reflect differences in expenses between the Agency and Capital Shares.

Investor Expenses for Agency Shares

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.15
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.33
Fee Waiver and Expense Reimbursements[2]	(0.07)
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.2 6 % of its average daily net assets through 6 / 30 /0 7. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expe nses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	27	9 9	178	411

JPMORGAN MONEY MARKET FUNDS

14

JPMorgan
    U.S. Treasury Plus Money Market Fund

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

JPMORGAN MONEY MARKET FUNDS

15

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

16

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.52%
WORST QUARTER 2nd quarter, 2004	0.13%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0 . 95%.

1	The Fund’s fiscal year end is the last day of February.

2	The Agency Shares were launched on February 19 , 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Investor Shares of the Fund and has not been adjusted to reflect the differences in fees and other expenses between the classes. Investor Shares of the Fund are not offered in this prospectus. Agency and Investor Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the per formance would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

17

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Agency Shares[1]	2 .8 8	1 . 85	3. 47

1	The performance in the table for the period before Agency Shares were launched on 2/ 19 /05 is based on the Fund’s Investor Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. The returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Agency Shares

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.15
Other Expenses[1]	0. 1 1
Total Annual Operating Expenses	0.3 4
Fee Waiver and Expense Reimbursements[2]	(0.0 8)
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.26% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	27	101	1 83	4 23

JPMORGAN MONEY MARKET FUNDS

18

JPMorgan
    Federal Money Market Fund

The Fund’s Objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes

•	debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

JPMORGAN MONEY MARKET FUNDS

19

JPMorgan
    Federal Money Market Fund

CONTINUED

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government , including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers. %Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

20

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 3rd quarter, 2000	1.58%
4th quarter, 2000
WORST QUARTER 1st quarter, 2004	0.19%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 1 .0 3%.

1	The Fund’s fiscal year end is the last day of February .

JPMORGAN MONEY MARKET FUNDS

21

JPMorgan
    Federal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Agency Shares	2 . 97	2 . 11	3 . 75

Investor Expenses for Agency Shares

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.15
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0.3 4
Fee Waiver and Expense Reimbursements[2]	(0.0 8)
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.26% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	27	10 1	18 3	4 23

JPMORGAN MONEY MARKET FUNDS

22

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The Fund’s Main Investment Strategy

The Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The risk of securities lending is reduced, however, by the following policies:

•	JPMIM maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

JPMORGAN MONEY MARKET FUNDS

23

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

•	The lending agent indemnifies the Fund against borrower default; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high-quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

24

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.54%
WORST QUARTER 4th quarter, 2003	0.19%
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0 . 99%.

1	The performance for the period s before Agency Shares were launched on 6/3/96 is based on the performance of Morgan Shares of the Fund, which invest in the same portfolio of secu rities, but whose shares are not being offered in this prospectus. The performance for the periods prior to 5/ 3 /96 reflects the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

2	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

25

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Agency Shares [1]	2 . 75	2. 0 0	3. 58

1	The performance for the period s before Agency Shares were launched on 6/ 3 /96 is based on the performance of Morgan Shares of the Fund, which invest in the same portfolio of secu rities, but whose shares are not being offered in this prospec tus. The performance for the periods prior to 5/ 3 /96 reflects the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

Investor Expenses for Agency Shares

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.15
Other Expenses[1]	0.11
Total Annual Operating Expenses	0.34
Fee Waivers and Expense Reimbursements[2]	(0.08)
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees and/ or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.2 6 % of its average daily net assets through 6 / 30 /0 7. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net e xpenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	27	101	183	423

JPMORGAN MONEY MARKET FUNDS

26

JPMorgan
    Tax Free Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund will try to invest its assets exclusively in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of the Fund’s Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax . The Fund may exceed this 20% limit for temporary defensive purposes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

27

JPMorgan
    Tax Free Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

28

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	1.04%
WORST QUARTER 3rd quarter, 2003	0.17%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0 . 70%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

29

JPMorgan
    Tax Free Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Agency Shares	2 . 18	1. 61	2. 53

Investor Expenses for Agency Shares

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.15
Other Expenses[1]	0.1 0
Total Annual Operating Expenses	0.3 3
Fee Waivers and Expense Reimbursements[2]	(0.0 7)
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.26% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	27	99	178	4 11

JPMORGAN MONEY MARKET FUNDS

30

JPMorgan
    Municipal Money Market Fund

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s remaining assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

JPMORGAN MONEY MARKET FUNDS

31

JPMorgan
    Municipal Money Market Fund

CONTINUED

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

32

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.99%
WORST QUARTER 3rd quarter, 2003	0.13%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0 . 66%.

1	The Fund’s fiscal year end is the last day of February.

2	The Agency Shares were launched on February 19 , 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Premier Shares of the Fund and has not been adjusted to reflect the differences in fees and other expenses between the classes. Premier Shares of the Fund are not offered in this prospectus. Agency and Premier Shares would have substantially similar per formance because the shares are invested in the same portfolio of securities, and the performance would dif fer only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

33

JPMorgan
    Municipal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Agency Shares[1]	2 . 21	1. 45	2. 35

1	The performance in the table for the period before Agency Shares were launched on 2/ 19 /05 is based on the Fund’s Premier Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. The returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Agency Shares

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.15
Other Expenses[1]	0. 1 1
Total Annual Operating Expenses	0.3 4
Fee Waivers and Expense Reimbursements[2]	(0.0 8)
Net Expenses[2]	0.26

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Agency Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.26% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Agency Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	27	101	1 83	4 2 3

JPMORGAN MONEY MARKET FUNDS

34

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMTI), a Delaware statutory trust:

•	Prime Money Market Fund

•	Federal Money Market Fund

•	100% U.S. Treasury Securities Money Market Fund

•	Tax Free Money Market Fund

Collectively, these are the JPMTI Funds.

The following Funds are series of JPMorgan Trust II (JPMTII), a Delaware statutory trust:

•	Liquid Assets Money Market Fund

•	U.S. Government Money Market Fund

•	U.S. Treasury Plus Money Market Fund

•	Municipal Money Market Fund

Collectively , these are the JPMTII Funds.

The trustees of each trust are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

JPMIM and JPMIA each act s as investment adviser to several of the Funds and each makes day-to-day investment decisions for the Funds which it advises. JPMIM is the investment adviser to the JPMTI Funds, and JPMIA (formerly known as Banc One Investment Advisors Corporation) is the investment adviser to the JPMTII Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase.

During the most recent fiscal period ended 2 / 28 /0 6 , JPMIM or JPMIA were paid mana gement fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Prime Money Market Fund	0.08
Liquid Assets Money Market Fund	0.08
U.S. Government Money Market Fund	0.08
U.S. Treasury Plus Money Market Fund	0.08
Federal Money Market Fund	0.08
100% U.S. Treasury Securities Money Market Fund	0.08
Tax Free Money Market Fund	0.08
Municipal Money Market Fund	0.08

A discussion of the basis the Boards of Trustees of JPMTI and JPMTII used in reapproving the investment advisory agreement for the Funds is available in the shareholder report for the period ended August 31 , 2005 for the JPMTI Funds, and is available in the shareholder report for the period ended December 31 , 2005 for the JPMTII Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMTI and JPMTII , on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS)

JPMORGAN MONEY MARKET FUNDS

35

The Funds’ Management and Administration

CONTINUED

under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.1 5 % of the average daily net assets of Agency Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.1 5 % annual fees to such entities for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

JPMORGAN MONEY MARKET FUNDS

36

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Agency Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the JPMorgan Institutional Funds Service Center accepts your order.

Agency Shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of JPMorgan Chase.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Funds. You may also purchase shares directly from the JPMorgan Institutional Funds Service Center.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

JPMORGAN MONEY MARKET FUNDS

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How Your Account Works

CONTINUED

Normally, the cut-off time for each Fund is:

Prime Money Market Fund	5:00 P.M. ET
Liquid Assets Money Market Fund	5:00 P.M. ET
U.S. Government Money Market Fund	5:00 P.M. ET
U.S. Treasury Plus Money Market Fund	5:00 P.M. ET
Federal Money Market Fund	2:00 P.M. ET
100% U.S. Treasury Securities Money Market Fund	2:00 P.M. ET
Tax Free Money Market Fund	NOON ET
Municipal Money Market Fund	NOON ET

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
1-800-766-7722

Minimum Investments

Agency Shares are subject to a $10,000,000 minimum investment requirement per Fund. There are no minimum levels for subsequent purchases.

Former One Group accounts opened on or before February 18, 2005 will be subject to a $1,000,000 minimum. Agency Shares accounts of certain JPMorgan Funds (other than former One Group Funds) opened prior to January 1, 2002 will be subject to a minimum of $1,000,000.

The Funds reserve the right to waive any investment minimum. The SAI has additional information on investment minimum waivers for investors purchasing directly from JPMDS, such as when additional accounts of the investor may be aggregated together to meet the minimum requirement. For further information on investment minimum waivers, you can also call 1-800-766-7722.

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

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P R O S P E C T U S    JULY 1

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All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to the JPMorgan Institutional Funds Service Center or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-766-7722 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A. ATTN:
JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND- AGENCY )
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
(EX: XYZ CORPORATION)

Orders by wire may be canceled if the JPMorgan Institutional Funds Service Center does not receive payment by the Fund’s cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Interme diary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price. Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

Through the JPMorgan Institutional Funds
Service Center

Call 1-800-766-7722
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

The JPMorgan Institutional Funds Service Center will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

JPMORGAN MONEY MARKET FUNDS

39

How Your Account Works

CONTINUED

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Institutional Funds Service Center for more details.

You can sell your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to the JPMorgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Through the JPMorgan Institutional Funds
Service Center

Call 1-800-766-7722. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

Agency Shares may be exchanged for shares of the same class in certain other JPMorgan Funds, subject to meeting any minimum investment or eligibility requirements.

The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the JPMorgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

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P R O S P E C T U S    JULY 1

2006

Through the JPMorgan Institutional Funds
Service Center

Call 1-800-766-7722 to ask for details.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

I f your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account. Before these actions are taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

JPMORGAN MONEY MARKET FUNDS

41

Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels. Properly designated exempt-interest dividends paid by the Tax Free Money Market Fund and Municipal Money Market Fund are not subject to federal income taxes, but will generally be subject to state and local taxes and may be subject to federal alternative minimum tax. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to, at times , liqui date other investments in order to satisfy its distri bution requirements.

The dates on which dividends and capital gains will be distributed for calendar year 200 6 are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale or exchange of your shares will generally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and monthly account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermedi ary may have a different cut-off time.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will peri odically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Institutional Funds Service Center at 500 Stanton Christiana Road, 3-3750, Newark, DE 19713 or call 1-800-766-7722.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM or JPMIA, as applicable . A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and

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2006

will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

JPMORGAN MONEY MARKET FUNDS

43

JPMorgan
    What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

Tax exempt municipal securities: Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

JPMORGAN MONEY MARKET FUNDS

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This Page Intentionally Left Blank.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income
Prime Money Market Fund
September 1, 2005 to February 28, 2006 (c)	$1.00	$0.02	$—	(g)	$0.02	$(0.02)
Year Ended August 31, 2005	1.00	0.03	—		0.03	(0.03)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2001	1.00	0.05	—		0.05	(0.05)

Liquid Assets Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(g)	0.02	(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—		0.01	(0.01)

U.S. Government Money Market Fund (f)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—		0.02	(0.02)
Year Ended June 30, 2005	1.00	0.02	—	(g)	0.02	(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)
November 1, 2001 (e) to June 30, 2002	1.00	0.01	—		0.01	(0.01)

U.S. Treasury Plus Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(g)	0.02	(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(g)	0.01	(0.01)

Federal Money Market Fund
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(g)	0.02	(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2001	1.00	0.05	—		0.05	(0.05)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Effective February 19, 2005, Administrative Class was renamed as Agency Shares.

(g)	Amount is less than $0.01.

JPMORGAN MONEY MARKET FUNDS

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	1.93%	$9,357,166	0.26%	3.84%	0.33%
1.00	2.37	12,406,388	0.26	2.35	0.33
1.00	0.93	11,669,540	0.26	0.92	0.32
1.00	1.20	12,648,000	0.26	1.20	0.31
1.00	2.05	12,562,000	0.25	2.08	0.32
1.00	5.45	16,676,000	0.26	5.15	0.33

1.00	2.49	206,098	0.26	3.68	0.34
1.00	0.96	482,594	0.26	2.68	0.37

1.00	2.48	3,516,960	0.24	3.65	0.33
1.00	1.95	4,045,754	0.24	2.55	0.32
1.00	0.87	98,212	0.24	0.86	0.24
1.00	1.30	578,118	0.24	1.14	0.24
1.00	1.21	81,789	0.24	1.72	0.24

1.00	2.38	894,875	0.26	3.55	0.34
1.00	0.89	898,116	0.26	2.52	0.32

1.00	1.89	200,822	0.26	3.74	0.34
1.00	2.27	203,604	0.26	2.17	0.34
1.00	0.85	389,465	0.26	0.85	0.33
1.00	1.14	333,490	0.26	1.20	0.33
1.00	1.96	522,503	0.26	2.02	0.32
1.00	5.30	1,169,232	0.26	5.01	0.34

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Financial Highlights

CONTINUED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income
100% U.S. Treasury Securities Money Market Fund
September 1, 2005 to February 28, 2006 (c)	$ 1.00	$ 0.02	$ —	( f )	$ 0.02	$ (0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2001	1.00	0.05	—		0.05	(0.05)

Tax Free Money Market Fund
September 1, 2005 to February 28, 2006 (c)	1.00	0.01	—	( f )	0.01	(0.01)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)
Year Ended August 31, 2001	1.00	0.03	—		0.03	(0.03)

Municipal Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	( f )	0.02	(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	( f )	0.01	(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

( f )	Amount is less than $0.01.

JPMORGAN MONEY MARKET FUNDS

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	1.77%	$1,098,879	0.24%	3.56%	0.34%
1.00	2.10	738,403	0.24	2.09	0.33
1.00	0.79	784,065	0.25	0.78	0.32
1.00	1.09	818,000	0.25	1.11	0.32
1.00	1.89	1,090,033	0.25	1.86	0.32
1.00	5.11	1,169,893	0.25	4.93	0.35

1.00	1.31	444,492	0.26	2.63	0.33
1.00	1.77	904,664	0.26	1.74	0.33
1.00	0.81	1,173,270	0.26	0.82	0.32
1.00	1.02	724,817	0.26	1.05	0.33
1.00	1.54	1,091,000	0.26	1.45	0.33
1.00	3.47	921,139	0.26	3.42	0.36

1.00	1.71	45,534	0.26	2.71	0.34
1.00	0.75	17	0.26	2.34	0.32

JPMORGAN MONEY MARKET FUNDS

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Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as JPMTII). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading . ”

On February 18, 2005, one or more of the JPMTI Funds offered in this prospectus acquired the assets and liabilities of a series of One Group Mutual Funds . As a result of that acquisition of assets and liabilities, the fol lowing legal proceedings disclosure relating to One Group Mutual Funds and additional fee and expense information is applicable to any JPMTI Fund that acquired assets and liabili ties of a series of One Group Mutual Funds.

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In it settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and - desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment A dvisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five year period commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2006 subject to SEC approval . More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things,

JPMORGAN MONEY MARKET FUNDS

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P R O S P E C T U S    JULY 1

2006

the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG , over 20 lawsuits have been filed by private plaintiffs and one lawsuit has been filed by the West Virginia Attorne y General in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

On November 3, 2005, the dist rict court ruled that all claims in the consolidated amended class action complaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in that complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings , in which it dismissed certain claims against BOIA and its affiliates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 2, 2006, the West Virginia Attorney General voluntarily dismissed its suit. On May 30, 2006, the district court ruled that the remaining claim against the Trustees and former Trustees is to be dismissed as well.

In addition to the lawsuits described above, on August 30, 2005, the Commissioner of the West Virginia Securities Divi sion entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors, Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as

JPMORGAN MONEY MARKET FUNDS

51

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

It is possible that these matters , the SEC and NYAG settlements, and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

As noted above, t he settlement agreement with the NYAG requires JPMorgan Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMorgan Investment Advisors and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMorgan Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMorgan Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund , the JPMorgan Government Bond Fund and the JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund) and the Reduced Rates on various classes of those F unds were implemented September 27, 2004 .

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement or administration agreement . S uch reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Reduced Rate Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with JPMorgan Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

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FUND	CLASS	NET EXPENSE RATIO	GROSS EXPENSE RATIO
JPMorgan Prime Money Market Fund	Agency	0.26%	0.3 3%
JPMorgan Liquid Assets Money Market Fund	Agency	0.26	0.3 4
JPMorgan U.S. Government Money Market Fund	Agency	0.26	0.33
JPMorgan U.S. Treasury Plus Money Market Fund	Agency	0.26	0.3 4
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Agency	0.26	0.34
JPMorgan Municipal Money Market Fund	Agency	0.26	0.3 4

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 200 6 , you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratios thereafter.

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Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JPMORGAN PRIME MONEY MARKET FUND

	AGENCY SHARES
PE RIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$27	5.00%	4.74%	4.74%
June 30, 2008	35	10.25	9.63	4.67
June 30, 2009	37	15.76	14.75	4.67
June 30, 2010	39	21.55	20.11	4.67
June 30, 2011	41	27.63	25.72	4.67
June 30, 2012	42	34.01	31.59	4.67
June 30, 2013	44	40.71	37.74	4.67
June 30, 2014	47	47.75	44.17	4.67
June 30, 2015	49	55.13	50.90	4.67
June 30, 2016	51	62.89	57.95	4.67

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

	AGENCY SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$27	5.00%	4.74%	4.74%
June 30, 2008	36	10.25	9.62	4.66
June 30, 2009	38	15.76	14.73	4.66
June 30, 2010	40	21.55	20.08	4.66
June 30, 2011	42	27.63	25.67	4.66
June 30, 2012	44	34.01	31.53	4.66
June 30, 2013	46	40.71	37.66	4.66
June 30, 2014	48	47.75	44.07	4.66
June 30, 2015	50	55.13	50.79	4.66
June 30, 2016	52	62.89	57.81	4.66

JPMORGAN MONEY MARKET FUNDS

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P R O S P E C T U S    JULY 1

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JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

	AGENCY SHARES
period ended	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$27	5.00%	4.74%	4.74%
June 30, 2008	35	10.25	9.63	4.67
June 30, 2009	37	15.76	14.75	4.67
June 30, 2010	39	21.55	20.11	4.67
June 30, 2011	41	27.63	25.72	4.67
June 30, 2012	42	34.01	31.59	4.67
June 30, 2013	44	40.71	37.74	4.67
June 30, 2014	47	47.75	44.17	4.67
June 30, 2015	49	55.13	50.90	4.67
June 30, 2016	51	62.89	57.95	4.67

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND

	AGENCY SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$27	5.00%	4.74%	4.74%
June 30, 2008	36	10.25	9.62	4.66
June 30, 2009	38	15.76	14.73	4.66
June 30, 2010	40	21.55	20.08	4.66
June 30, 2011	42	27.63	25.67	4.66
June 30, 2012	44	34.01	31.53	4.66
June 30, 2013	46	40.71	37.66	4.66
June 30, 2014	48	47.75	44.07	4.66
June 30, 2015	50	55.13	50.79	4.66
June 30, 2016	52	62.89	57.81	4.66

JPMORGAN MONEY MARKET FUNDS

55

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

	AGENCY SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$27	5.00%	4.74%	4.74%
June 30, 2008	36	10.25	9.62	4.66
June 30, 2009	38	15.76	14.73	4.66
June 30, 2010	40	21.55	20.08	4.66
June 30, 2011	42	27.63	25.67	4.66
June 30, 2012	44	34.01	31.53	4.66
June 30, 2013	46	40.71	37.66	4.66
June 30, 2014	48	47.75	44.07	4.66
June 30, 2015	50	55.13	50.79	4.66
June 30, 2016	52	62.89	57.81	4.66

JPMORGAN MUNICIPAL MONEY MARKET FUND

	AGENCY SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$27	5.00%	4.74%	4.74%
June 30, 2008	36	10.25	9.62	4.66
June 30, 2009	38	15.76	14.73	4.66
June 30, 2010	40	21.55	20.08	4.66
June 30, 2011	42	27.63	25.67	4.66
June 30, 2012	44	34.01	31.53	4.66
June 30, 2013	46	40.71	37.66	4.66
June 30, 2014	48	47.75	44.07	4.66
June 30, 2015	50	55.13	50.79	4.66
June 30, 2016	52	62.89	57.81	4.66

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202- 551 -8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos. JPMorgan Trust I	811-21295 JPMorgan Trust II 811-4236

©JPMorgan Chase & Co. All Rights Reserved. July 2006.

PR-MMA-706

PROSPECTUS JULY 1, 2006

JPMorgan

Money Market

Funds

Capital Shares

JPMorgan Prime Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Prime Money Market Fund	1
JPMorgan Liquid Assets Money Market Fund	6
JPMorgan U.S. Government Money Market Fund	1 1
JPMorgan 100% U.S. Treasury Securities Money Market Fund	1 5
The Funds’ Management and Administration	19
How Your Account Works	2 1
Buying Fund Shares	2 1
Selling Fund Shares	2 4
Exchanging Fund Shares	2 4
Other Information Concerning the Funds	2 5
Shareholder Information	26
Distributions and Taxes	26
Shareholder Statements and Reports	26
Availability of Proxy Voting Record	26
Portfolio Holdings Disclosure	26
What the Terms Mean	28
Financial Highlights	3 0
Appendix A — Legal Proceedings and Additional Fee and Expense Information	3 2
How To Reach Us	Back cover

JPMorgan
    Prime Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however , invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

1

JPMorgan
    Prime Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

JPMORGAN MONEY MARKET FUNDS

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P R O S P E C T U S    JULY 1

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WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

3

JPMorgan
    Prime Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 3rd quarter, 2000	1.64%
WORST QUARTER 4th quarter, 2003	0.23%
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 1 . 0 6%.

1	The Fund’s fiscal year end is the last day of February .

2	The Capital S hares were launched on February 19 , 2005 and as a result, have not had a full calendar year of performance. Therefore, the performance shown is that of the Institutional Class Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospec tus. The returns would differ only to the extent that the classes have different expenses. The performance for the period before Institutional Class Shares were launched on 9/10/01 is based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities.

JPMORGAN MONEY MARKET FUNDS

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P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Capital Shares[1]	3 . 17	2 . 26	3 . 92

1	The performance in the table for the period before Capital Shares were launched on 2/ 19 /05 is based on the Fund’s Institutional Class Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospec tus. The returns would differ only to the extent that the classes have different expenses. The performance for the period before Institutional Class Shares were launched on 9/10/01 is based on the performance of Agency Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not offered in this prospectus.

Investor Expenses for Capital Shares

The expenses of the Capital Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CAPITAL SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.05
Other Expenses[1]	0.1 0
Total Annual Operating Expenses	0.2 3
Fee Waiver and Expense Reimbursements[2]	(0.0 7)
Net Expenses[2]	0.16

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Capital Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.16% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Capital Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Capital Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	16	6 7	12 2	2 86

JPMORGAN MONEY MARKET FUNDS

5

JPMorgan
    Liquid Assets Money Market Fund

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. T hese securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however , invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

6

P R O S P E C T U S    JULY 1

2006

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk. Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed

JPMORGAN MONEY MARKET FUNDS

7

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

8

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.56%
WORST QUARTER 1st quarter, 2004	0.16%

The Fund’s year-to-date total return as of 3 / 31 /0 6 was 0 . 98%.

1	The Fund’s fiscal year end is the last day of February.

2	The Capital S hares were launched on February 19 , 2005 and as a result, have not had a full calendar year of per formance. Therefore, the performance shown is that of the Investor Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. The returns would differ only to the extent that the classes have different expenses.

JPMORGAN MONEY MARKET FUNDS

9

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Capital Shares[1]	3 . 14	2. 02	3 . 68

1	The performance in the table for the period before Capital Shares were launched on 2/ 19 /05 is based on the Fund’s Investor Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. The returns would differ only to the extent that the classes have different expenses.

Investor Expenses for Capital Shares

The expenses of the Capital Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CAPITAL SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.05
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0.2 4
Fee Waiver and Expense Reimbursements[2]	(0. 0 8)
Net Expenses[2]	0.16

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Capital Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.16% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Capital Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Capital Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	16	69	1 27	2 98

JPMORGAN MONEY MARKET FUNDS

10

JPMorgan
    U.S. Government Money Market Fund

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities .

If the Fund decides to invest in other types of securities, shareholders will be given 60 days advance notice.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the

JPMORGAN MONEY MARKET FUNDS

11

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

12

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Capital Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 3rd quarter, 2000	1.64%
WORST QUARTER 2nd quarter, 2004	0.24%

The Fund’s year-to-date total return as of 3/31/06 was 1 . 08%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

13

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Capital Shares	3 . 12	2 . 25	3 . 90

Investor Expenses for Capital Shares

The expenses of the Capital Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CAPITAL SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.05
Other Expenses[1]	0.10
Total Annual Operating Expenses	0.23
Fee Waiver and Expense Reimbursements[2]	(0.07)
Net Expenses[2]	0.16

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Capital Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.1 6 % of its average daily net assets through 6 / 30 /0 7. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Capital Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net e xpenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Capital Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	16	6 7	122	28 6

JPMORGAN MONEY MARKET FUNDS

14

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The Fund’s Main Investment Strategy

The Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

JPMORGAN MONEY MARKET FUNDS

15

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The risk of securities lending is reduced, however, by the following policies:

•	JPMIM maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high-quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

16

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.54%
WORST QUARTER 4th quarter, 2003	0.20%
1st quarter, 2004
2nd quarter, 2004

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 1. 00%.

1	The Fund’s fiscal year end is the last day of February .

2	The Capital S hares were launched on February 19 , 2005 and as a result, have not had a full calendar year of per formance. Therefore, the performance shown is that of the Institutional Class Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospec tus. The returns would differ only to the extent that the classes have different expenses. T he performance for the period before Institutional Class Shares were launched on 9/10/01 and the performance in the bar chart prior to 1/1/02 are based on the performance of Agency Shares from 6/3/96 to 9/9/01 and on the performance of Morgan Shares from 5/ 3 /96 to 6/2/96. Both of these classes invest in the same portfolio of securities, but their shares are not being offered in this prospectus. The performance for periods prior to 5/ 3 /96 reflects performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

JPMORGAN MONEY MARKET FUNDS

17

JPMorgan
    100% U.S. Treasury Securities Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Capital Shares[1]	2 . 85	2. 05	3. 60

1	The performance in the table for the period before Capital Shares were launched on 2/ 19 /05 is based on the Fund’s Institutional Class Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospec tus. The returns would differ only to the extent that the classes have different expenses. The performance for the period before Institutional Class Shares were launched on 9/10/01 is based on the performance of Agency Shares from 6/3/96 to 9/9/01 and on the performance of Morgan Shares from 5/ 3 /96 to 6/2/96. Both of these classes invest in the same portfolio of securities, but their shares are not being offered in this prospectus. The performance for periods prior to 5/ 3 /96 reflects performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

Investor Expenses for Capital Shares

The expenses of the Capital Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CAPITAL SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.05
Other Expenses[1]	0.11
Total Annual Operating Expenses	0.24
Fee Waivers and Expense Reimbursements[2]	(0.08)
Net Expenses[2]	0.16

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees and/ or reimburse the Fund to the extent total annual operating expenses of the Capital Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.1 6 % of its average daily net assets through 6/30/07. I n addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Capital Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Capital Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	1 6	69	127	298

JPMORGAN MONEY MARKET FUNDS

18

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMTI), a Delaware statutory trust:

•	Prime Money Market Fund

•	100% U.S. Treasury Securities Money Market Fund

Collectively, these are the JPMTI Funds.

The following Funds are series of JPMorgan Trust II (JPMTII), a Delaware statutory trust:

•	Liquid Assets Money Market Fund

•	U.S. Government Money Market Fund

Collectively , these are the JPMTII Funds.

The trustees of each trust are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

JPMIM and JPMIA each act s as investment adviser to several of the Funds and each makes day-to-day investment decisions for the Funds which it advises. JPMIM is the investment adviser to the JPMTI Funds, and JPMIA (formerly known as Banc One Investment Advisors Corporation) is the investment adviser to the JPMTII Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase.

During the most recent fiscal period ended 2/28/06, JPMIM or JPMIA were paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Prime Money Market Fund	0.08
Liquid Assets Money Market Fund	0.08
U.S. Government Money Market Fund	0.08
10 0% U.S. Treasury Securities Money Market Fund	0.08

A discussion of the basis the Boards of Trustees of JPMTI and JPMTII used in reapproving the invest ment advisory agreement for the Funds is available in the shareholder report for the period ended August 31 , 2005 for the JPMTI Funds, and is available in the shareholder report for the period ended December 31 , 2005 for the JPMTII Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMTI and JPMTII , on behalf of the Funds, ha ve entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.05% of the average daily net assets of Capital Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.05% annual fees to such entities for performing shareholder and administrative services.

JPMORGAN MONEY MARKET FUNDS

19

The Funds’ Management and Administration

CONTINUED

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

JPMORGAN MONEY MARKET FUNDS

20

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Capital Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the JPMorgan Institutional Funds Service Center accepts your order.

Capital Shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, financial institutions, states, municipalities and foundations.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. You may also purchase shares directly from the JPMorgan Institutional Funds Service Center.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

Normally, the cut-off time for each Fund is:

Prime Money Market Fund	5:00 P.M. ET
Liquid Assets Money Market Fund	5:00 P.M. ET
U.S. Government Money Market Fund	5:00 P.M. ET
100% U.S. Treasury Securities Money Market Fund	2:00 P.M. ET

JPMORGAN MONEY MARKET FUNDS

21

How Your Account Works

CONTINUED

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
1-800-766-7722

Minimum Investments

Capital Shares are subject to a $100,000,000 minimum investment requirement per Fund. Certain institutional investors may meet the minimum through the total amount of Capital Shares of the Fund for all such institutional investors with the Financial Intermediary. There are no minimum levels for subsequent purchases.

Former One Group accounts opened on or before October 28, 2004 will be subject to a $1,000,000 minimum. Former JPMorgan accounts opened on or before February 18, 2005 will be subject to a $20,000,000 minimum.

The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, such as when additional accounts of the investor may be aggre gated together to meet the minimum requirement, see the SAI or call 1-800-766-7722.

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

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22

P R O S P E C T U S    JULY 1

2006

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to the JPMorgan Institutional Funds Service Center or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-766-7722 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN:	JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-CAPITAL)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if the JPMorgan Institutional Funds Service Center does not receive payment by the Fund’s cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price. Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

Through the JPMorgan Institutional Funds
Service Center

Call 1-800-766-7722
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

The JPMorgan Institutional Funds Service Center will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

JPMORGAN MONEY MARKET FUNDS

23

How Your Account Works

CONTINUED

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Institutional Funds Service Center for more details.

You can sell your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to the JPMorgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Through the JPMorgan Institutional Funds
Service Center

Call 1-800-766-7722. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.
Or
Send a signed letter with your instructions to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

Capital Shares may be exchanged for shares of the same class in certain other JPMorgan Funds. You will need to meet any minimum investment or eligibility requirement.

The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

JPMORGAN MONEY MARKET FUNDS

24

P R O S P E C T U S    JULY 1

2006

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the JPMorgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

Through the JPMorgan Institutional Funds
Service Center

Call 1-800-766-7722 to ask for details.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

I f your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account . Before these actions are taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

JPMORGAN MONEY MARKET FUNDS

25

Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to , at times , liquidate other investments in order to satisfy its distribution requirements.

The dates on which dividends and capital gains will be distributed for calendar year 200 6 are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale or exchange of your shares will generally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and monthly account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time.

After each fiscal half-year, you will receive a finan cial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional infor mation, please write to the JPMorgan Institutional Funds Service Center at 500 Stanton Christiana Road, 3-3750, Newark, DE 19713 or call 1-800-766-7722.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM or JPMIA, as applicable . A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.

JPMORGAN MONEY MARKET FUNDS

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P R O S P E C T U S    JULY 1

2006

Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

JPMORGAN MONEY MARKET FUNDS

27

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

JPMORGAN MONEY MARKET FUNDS

28

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

			Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income
Prime Money Market Fund
September 1, 2005 to February 28, 2006 (c)	$1.00	$0.02	$—	(g)	$0.02	$(0.02)
February 19, 2005 to August 31, 2005	1.00	0.02	—		0.02	(0.02)

Liquid Assets Money Market Fund
July 1, 2005 to February 28, 2006 (d)	1.00	0.03	—	(g)	0.03	(0.03)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—		0.01	(0.01)

U.S. Government Money Market Fund (f)
July 1, 2005 to February 28, 2006 (d)	1.00	0.03	—		0.03	(0.03)
Year Ended June 30, 2005	1.00	0.02	—	(g)	0.02	(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2002	1.00	0.02	—		0.02	(0.02)
Year Ended June 30, 2001	1.00	0.06	—		0.06	(0.06)

100% U.S. Treasury Securities Money Market Fund
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(g)	0.02	(0.02)
February 19, 2005 to August 31, 2005	1.00	0.01	—		0.01	(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Effective February 19, 2005, Class I was renamed as Capital Shares.

(g)	Amount is less than $0.01.

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P R O S P E C T U S    JULY 1

2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	1.98%	$29,137,733	0.16%	3.97%	0.23%
1.00	1.55	27,693,602	0.16	2.96	0.23

1.00	2.56	1,631,764	0.16	3.73	0.24
1.00	0.99	3,102,545	0.16	2.80	0.27

1.00	2.54	11,330,299	0.14	3.89	0.23
1.00	2.05	4,529,318	0.14	1.94	0.17
1.00	0.97	7,157,361	0.14	0.96	0.14
1.00	1.40	9,031,960	0.14	1.37	0.14
1.00	2.45	5,951,880	0.14	2.40	0.14
1.00	5.93	4,495,228	0.14	5.70	0.14

1.00	1.82	1,380,249	0.14	3.61	0.24
1.00	1.40	1,670,983	0.14	2.64	0.23

JPMORGAN MONEY MARKET FUNDS

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Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as JPMT II ). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading”.

On February 18, 2005, one or more of the JPMTI Funds offered in this prospectus acquired the assets and liabilities of a series of One Group Mutual Funds . As a result of that acquisition of assets and liabilities, the fol lowing legal proceedings disclosure relating to One Group Mutual Funds and additional fee and expense information is applicable to any JPMTI Fund that acquired assets and liabili ties of a series of One Group Mutual Funds.

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and - desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment A dvisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five year period commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2006 subject to SEC approval . More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was

JPMORGAN MONEY MARKET FUNDS

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P R O S P E C T U S    JULY 1

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potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG , over 20 lawsuits have been filed by private plaintiffs and one lawsuit has been filed by the West Virginia Attorney General in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

On November 3, 2005, the district court ruled that all claims in the consolidated amended class action complaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in that complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings , in which it dismissed certain claims against BOIA and its affiliates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 2, 2006, the West Virginia Attorney General voluntarily dismissed i t s suit. On May 30, 2006, the district court ruled that the remaining claim against the Trustees and former Trustees is to be dismissed as well.

In addition to the lawsuits described above, on August 30, 2005, the Commissioner of the West Virginia Securities Divi sion entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advi sors, Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

JPMORGAN MONEY MARKET FUNDS

33

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

It is possible that these matters , the SEC and NYAG settlements, and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

As noted above, t he settlement agreement with the NYAG requires JPMorgan Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMorgan Investment Advisors and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMorgan Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMorgan Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund , the JPMorgan Government Bond Fund and the JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund ) a nd the Reduced Rates on various classes of those Funds were implemented September 27, 2004.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement or administration agreement . S uch reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Reduced Rate Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees , shareholder servicing fees , fees paid to vendors not affiliated with JPMorgan Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

FUND	CLASS	NET EXPENSE RATIO	GROSS EXPENSE RATIO
JPMorgan Prime Money Market Fund	Capital	0.16%	0 .2 3%
JPMorgan Liquid Assets Money Market Fund	Capital	0.16	0.2 4
JPMorgan U.S. Government Money Market Fund	Capital	0.16	0.23
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Capital	0.16	0.24

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A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 200 6 , you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JPMORGAN PRIME MONEY MARKET FUND

	CAPITAL SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$16	5.00%	4.84%	4.84%
JUNE 30, 2008	25	10.25	9.84	4.77
JUNE 30, 2009	26	15.76	15.08	4.77
JUNE 30, 2010	27	21.55	20.57	4.77
JUNE 30, 2011	28	27.63	26.32	4.77
JUNE 30, 2012	30	34.01	32.35	4.77
JUNE 30, 2013	31	40.71	38.66	4.77
JUNE 30, 2014	33	47.75	45.27	4.77
JUNE 30, 2015	34	55.13	52.20	4.77
JUNE 30, 2016	36	62.89	59.46	4.77

JPMORGAN MONEY MARKET FUNDS

35

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

	CAPITAL SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$16	5.00%	4.84%	4.84%
JUNE 30, 2008	26	10.25	9.83	4.76
JUNE 30, 2009	27	15.76	15.06	4.76
JUNE 30, 2010	28	21.55	20.54	4.76
JUNE 30, 2011	30	27.63	26.27	4.76
JUNE 30, 2012	31	34.01	32.28	4.76
JUNE 30, 2013	33	40.71	38.58	4.76
JUNE 30, 2014	34	47.75	45.18	4.76
JUNE 30, 2015	36	55.13	52.09	4.76
JUNE 30, 2016	37	62.89	59.33	4.76

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

	CAPITAL SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$16	5.00%	4.84%	4.84%
JUNE 30, 2008	25	10.25	9.84	4.77
JUNE 30, 2009	26	15.76	15.08	4.77
JUNE 30, 2010	27	21.55	20.57	4.77
JUNE 30, 2011	28	27.63	26.32	4.77
JUNE 30, 2012	30	34.01	32.35	4.77
JUNE 30, 2013	31	40.71	38.66	4.77
JUNE 30, 2014	33	47.75	45.27	4.77
JUNE 30, 2015	34	55.13	52.20	4.77
JUNE 30, 2016	36	62.89	59.46	4.77

JPMORGAN MONEY MARKET FUNDS

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JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

	CAPITAL SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$16	5.00%	4.84%	4.84%
JUNE 30, 2008	26	10.25	9.83	4.76
JUNE 30, 2009	27	15.76	15.06	4.76
JUNE 30, 2010	28	21.55	20.54	4.76
JUNE 30, 2011	30	27.63	26.27	4.76
JUNE 30, 2012	31	34.01	32.28	4.76
JUNE 30, 2013	33	40.71	38.58	4.76
JUNE 30, 2014	34	47.75	45.18	4.76
JUNE 30, 2015	36	55.13	52.09	4.76
JUNE 30, 2016	37	62.89	59.33	4.76

JPMORGAN MONEY MARKET FUNDS

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202- 551 -8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos. JPMorgan Trust I 811-21295 JPMorgan Trust II 811-4236

©JPMorgan Chase & Co. All Rights Reserved. July 2006.

PR-MMC-706

PROSPECTUS JULY 1, 2006

JPMorgan

Money Market

Funds

Service Shares

JP Morgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan Municipal Money Market Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Liquid Assets Money Market Fund	1
JPMorgan U.S. Government Money Market Fund	6
JPMorgan Municipal Money Market Fund	1 0
The Funds’ Management and Administration	1 4
How Your Account Works	1 6
Buying Fund Shares	1 6
Selling Fund Shares	18
Exchanging Fund Shares	18
Other Information Concerning the Funds	18
Shareholder Information	2 0
Distributions and Taxes	2 0
Shareholder Statements and Reports	2 0
Availability of Proxy Voting Record	2 0
Portfolio Holdings Disclosure	2 1
What the Terms Mean	2 2
Financial Highlights	2 4
Appendix A — Legal Proceedings and Additional Fee and Expense Information	2 6
How To Reach Us	Back cover

JPMorgan
    Liquid Assets Money Market Fund

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however , invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

1

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk. Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed

JPMORGAN MONEY MARKET FUNDS

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P R O S P E C T U S    JULY 1

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settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

3

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call your Financial Intermediary. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.31%
WORST QUARTER 3rd quarter, 2003	0.03%

The Fund’s year-to-date total return as of 3/31/06 was 0.87%.

1	The Fund’s fiscal year end is the last day of February .

2	The Service Shares commenced operations on July 15, 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Class B Shares of the Fund and has not been adjusted to reflect the differences in fees and other expenses between the classes. Class B Shares of the Fund are not offered in this prospectus. Service and Class B Shares would have substantially similar perfor mance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. Because Service Shares are subject to higher fees and expenses than Class B Shares, their performance would have been lower than th e performance of Class B Shares. Historical performance shown for Class B Shares prior to the class’ performance on 11/12/96 is based on the performance of Investor Shares, the original class offered. Prior class performance for the Investor Shares has been adjusted to reflect differences in expenses and sales charges between the classes.

JPMORGAN MONEY MARKET FUNDS

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AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Service Shares[1]	2.31	1.43	3.10

1	The performance in the table for the period before Services Shares were launched on 7/15/05 is based on the Fund’s Investor Shares, the original class offered, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the Investor Shares has been adjusted to reflect differences in expenses between the classes.

Investor Expenses for Service Shares

The expenses of the Service Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SERVICE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.60
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 2
Total Annual Operating Expenses	1. 1 0
Fee Waiver and Expense Reimbursements[2]	(0. 1 0)
Net Expenses[2]	1.00

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Service Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 1.00% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Service Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Service Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	102	3 40	59 7	1,3 31

JPMORGAN MONEY MARKET FUNDS

5

JPMorgan
    U.S. Government Money Market Fund

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities .

If the Fund decides to invest in other types of securities, shareholders will be given 60 days advance notice.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 60 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the

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Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

7

JPMorgan
    U.S. Government Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s s hares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call your Financial Intermediary. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	1.58%
WORST QUARTER 2nd quarter, 2004	0.18%

The Fund’s year-to-date total return as of 3/31/06 was 1.01%.

1	The Fund’s fiscal year end is the last day of February.

2	The Service Shares commenced operations on July 15, 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Premier Shares of the Fund and has not been adjusted to reflect the differences in fees and other expenses between the classes. Premier Shares of the Fund are not offered in this prospectus. Service and Premier Shares would have substantially similar perfor mance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. During this period, the actual returns of Service Shares would have been lower than shown because Service Shares have higher expenses than Premier Shares. Historical performance shown for Premier Shares prior to the class’ inception on 4/10/00 is based on the performance of Capital Shares, the original class offered. Prior class performance for the Capital Shares has been adjusted to reflect differences in expenses between the classes.

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AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Service Shares[1]	2.23	1.34	2.98

1	The performance in the table for the period before Services Shares were launched on 7/15/05 is based on the Fund’s Capital Shares, the original class offered, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the Capital Shares has been adjusted to reflect differences in expenses between the classes.

Investor Expenses for Service Shares

The expenses of the Service Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SERVICE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.60
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	1.0 9
Fee Waiver and Expense Reimbursements[2]	(0.0 9)
Net Expenses[2]	1.00

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent f i s cal period .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Service Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 1.00% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Service Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Service Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	102	33 8	592	1,321

JPMORGAN MONEY MARKET FUNDS

9

JPMorgan
    Municipal Money Market Fund

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s remaining assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIA, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

JPMORGAN MONEY MARKET FUNDS

11

JPMorgan
    Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. T he bar chart shows how the performance of the Fund’s sh ares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call your Financial Intermediary. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.93%
WORST QUARTER 3rd quarter, 2003	0.07%

The Fund’s year-to-date total return as of 3/31/06 was 0.60%.

1	The Fund’s fiscal year end is the last day of February .

2	The Service Shares commenced operations on July 15, 2005 and as a result, have not yet had a full calendar year of performance. Therefore, the performance shown is that of the Reserve Shares of the Fund and has not been adjusted to reflect the differences in fees and other expenses between the classes. Reserve Shares of the Fund are not offered in this prospectus. Service and Reserve Shares would have substantially similar perfor mance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses. Because Service Shares are subject to higher fees and expenses than Reserve Shares, their performance would have been lower than the performance of Reserve Shares.

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AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Service Shares[1]	1.48	0.82	1.72

1	The performance in the table for the period before Services Shares were launched on 7/15/05 is based on the Fund’s Premier Shares, the original class offered, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Prior class performance for the Premier Shares has been adjusted to reflect differences in expenses between classes.

Investor Expenses for Service Shares

The expenses of the Service Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SERVICE SHARES ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.60
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	1.0 9
Fee Waivers and Expense Reimbursements[2]	(0.0 9)
Net Expenses[2]	1.00

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period .

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Service Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 1.00% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Service Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Service Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	102	33 8	592	1,321

JPMORGAN MONEY MARKET FUNDS

13

The Funds’ Management and Administration

The Funds are series of JPMorgan Trust II (JPMTII), a Delaware statutory trust.

The trustees of JPMTII are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

JPMIA acts as investment adviser to the Funds and makes day-to-day investment decisions for the Funds.

JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

During the most recent fiscal period ended 2/28/06 , JPMIA was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Liquid Assets Money Market Fund	0.08
U.S. Government Money Market Fund	0.08
Municipal Money Market Fund	0.08

A discussion of the basis the Board of Trustees of JPMTII used in reapproving the investment advisory agreement for the Funds is available in the share holder report for the period ended December 31 , 2005 for the Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMTII , on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0. 3 0% of the average daily net assets of Service Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0. 3 0% annual fees to such entities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Service Shares of each Fund.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIA and the Administrator.

Each of the Funds has adopted a Rule 12b-1 distribution plan under which they pay annual distribution fees of up to 0.60% of the average daily net assets attributable to Service Shares.

Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to the amount of actual expenses incurred.

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Because Rule 12b-1 expenses are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Additional Compensation to Financial Intermediaries

JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the Rule 12b-1 fees and shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

JPMORGAN MONEY MARKET FUNDS

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How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Service Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the JPMorgan Institutional Funds Service Center accepts your order.

Service Shares may be purchased by Financial Intermediaries (see below) that are paid to assist investors in establishing accounts, executing transactions and monitoring their investment.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. Financial Intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum require ments, which may be the same or differ from the requirements for investors purchasing directly from the Funds. You may also purchase shares directly from the JPMorgan Institutional Funds Service Center.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

Your Financial Intermediary will be responsible for transmitting your purchase order to the Fund by the Fund’s cut-off time. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

Normally, the cut-off time for each Fund is:

Liquid Assets Money Market Fund	5:00 P.M. ET
U.S. Government Money Market Fund	5:00 P.M. ET
Municipal Money Market Fund	NOON ET

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not

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receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

Minimum Investments

Service Shares are subject to a $10,000,000 minimum investment requirement per Fund. There are no minimum levels for subsequent purchases.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-766-7722.

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, business street address and other information that will allow us to identify you, including your tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

You can buy shares:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price. Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

JPMORGAN MONEY MARKET FUNDS

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How Your Account Works

CONTINUED

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You can sell your shares:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to the JPMorgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

Service Shares may be exchanged for shares of the same class in certain other JPMorgan Funds, subject to meeting any minimum investment or eligibility requirements.

The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the JPMorgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

I f your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account. Before these actions are taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus.

JPMORGAN MONEY MARKET FUNDS

18

P R O S P E C T U S    JULY 1

2006

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

JPMORGAN MONEY MARKET FUNDS

19

Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels. Properly designated exempt-interest dividends paid by the Municipal Money Market Fund, are not subject to federal income taxes, but will generally be subject to state and local taxes and may be subject to federal alternative minimum tax. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to , at times , liquidate other investments in order to satisfy its distribution requirements.

The dates on which dividends and capital gains will be distributed for calendar year 200 6 are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale or exchange of your shares will generally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and monthly account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermedi ary may have a different cut-off time.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will peri odically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Institutional Funds Service Center at 500 Stanton Christiana Road, 3-3750, Newark, DE 19713 or call 1-800-766-7722.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMI A . A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy

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P R O S P E C T U S    JULY 1

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voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

JPMORGAN MONEY MARKET FUNDS

21

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Financial Highlights: The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

Tax exempt municipal securities: Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

JPMORGAN MONEY MARKET FUNDS

22

This Page Intentionally Left Blank.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income
Liquid Assets Money Market Fund
July 15, 2005 (d) to February 28, 2006 (c)	$1.00	$0.02	$—	(e)	$0.02	$(0.02)

U.S. Government Money Market Fund
July 15, 2005 (d) to February 28, 2006 (c)	1.00	0.02	—		0.02	(0.02)

Municipal Money Market Fund
July 15, 2005 (d) to February 28, 2006 (c)	1.00	0.01	—	(e)	0.01	(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(d)	Commencement of offering of class of shares.

(e)	Amount is less than $0.01

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P R O S P E C T U S    JULY 1

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		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	1.89%	$15	1.00%	3.00%	1.10%

1.00	1.87	15	1.00	2.97	1.09

1.00	1.16	15	1.00	1.85	1.09

JPMORGAN MONEY MARKET FUNDS

25

Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as JPMT II ). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading”.

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and - desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment A dvisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five year period commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2006 su bject to SEC approval . More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when

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P R O S P E C T U S    JULY 1

2006

others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG , over 20 lawsuits have been filed by private plaintiff and one lawsuit has been filed by the West Virginia Attorney General in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

On November 3, 2005, the district court ruled that all claims in the consolidated amended class action complaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in that complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings , in which it dismissed certain claims against BOIA and its affiliates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 2, 2006, the West Virginia Attorney General voluntarily dismissed i t s suit. On May 30, 2006, the district court ruled that the remaining claim against the Trustees and former Trustees is to be dismissed as well.

In addition to the lawsuits described above, on August 30, 2005, the Commissioner of the West Virginia Securities Divi sion entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advi sors, Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

JPMORGAN MONEY MARKET FUNDS

27

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

It is possible that these matters , the SEC and NYAG settlements, and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

As noted above, t he settlement agreement with the NYAG requires JPMorgan Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMorgan Investment Advisors and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMorgan Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMorgan Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund , the JPMorgan Government Bond Fund and the JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund ) and the Reduced Rates on various classes of those Funds were implemented September 27, 2004.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement or administration agreement . S uch reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Reduced Rate Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees , shareholder servicing fees , fees paid to vendors not affiliated with J PMorgan Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

FUND	CLASS	NET EXPENSE RATIO	GROSS EXPENSE RATIO
JPM organ Liquid Assets Money Market Fund	Service	1.00%	1. 1 0%
JPMorgan U.S. Government Money Market Fund	Service	1.00	1.0 9
JPMorgan Municipal Money Market Fund	Service	1.00	1.0 9

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A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1 , 200 6 , you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

	SERVICE SHARES
PERIOD ENDED	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
JUNE 30, 2007	$102	5.00%	4.00%	4.00%
JUNE 30, 2008	117	10.25	8.06	3.90
JUNE 30, 2009	121	15.76	12.27	3.90
JUNE 30, 2010	126	21.55	16.65	3.90
JUNE 30, 2011	131	27.63	21.20	3.90
JUNE 30, 2012	136	34.01	25.92	3.90
JUNE 30, 2013	141	40.71	30.84	3.90
JUNE 30, 2014	147	47.75	35.94	3.90
JUNE 30, 2015	152	55.13	41.24	3.90
JUNE 30, 2016	158	62.89	46.75	3.90

JPMORGAN MONEY MARKET FUNDS

29

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

	SERVICE SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$102	5.00%	4.00%	4.00%
JUNE 30, 2008	116	10.25	8.07	3.91
JUNE 30, 2009	120	15.76	12.29	3.91
JUNE 30, 2010	125	21.55	16.68	3.91
JUNE 30, 2011	130	27.63	21.24	3.91
JUNE 30, 2012	135	34.01	25.99	3.91
JUNE 30, 2013	140	40.71	30.91	3.91
JUNE 30, 2014	145	47.75	36.03	3.91
JUNE 30, 2015	151	55.13	41.35	3.91
JUNE 30, 2016	157	62.89	46.88	3.91

JPMORGAN MUNICIPAL MONEY MARKET FUND

	SER V I C E SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$102	5.00%	4.00%	4.00%
JUNE 30, 2008	116	10.25	8.07	3.91
JUNE 30, 2009	120	15.76	12.29	3.91
JUNE 30, 2010	125	21.55	16.68	3.91
JUNE 30, 2011	130	27.63	21.24	3.91
JUNE 30, 2012	135	34.01	25.99	3.91
JUNE 30, 2013	140	40.71	30.91	3.91
JUNE 30, 2014	145	47.75	36.03	3.91
JUNE 30, 2015	151	55.13	41.35	3.91
JUNE 30, 2016	157	62.89	46.88	3.91

JPMORGAN MONEY MARKET FUNDS

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This Page Intentionally Left Blank.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

You can contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202- 551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos. 811-4236

©JPMorgan Chase & Co. All Rights Reserved. July 2006.

PR-MMS-706

PROSPECTUS JULY 1, 200 6

JPMorgan

Money Market

Funds

Investor Shares

JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Liquid Assets Money Market Fund	1
JPMorgan U.S. Treasury Plus Money Market Fund	6
The Funds’ Management and Administration	10
How Your Account Works	12
Buying Fund Shares	12
Selling Fund Shares	14
Exchanging Fund Shares	15
Other Information Concerning the Funds	15
Shareholder Information	17
Distributions and Taxes	17
Shareholder Statements and Reports	17
Availability of Proxy Voting Record	17
Portfolio Holdings Disclosure	17
What the Terms Mean	1 9
Financial Highlights	20
Appendix A—Legal Proceedings and Additional Fee and Expense Information	22
How To Reach Us	Back cover

JPMorgan
    Liquid Assets Money Market Fund

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•	asset-backed securities

•	repurchase agreements and reverse repurchase agreements

•	taxable municipal obligations

•	funding agreements issued by banks and highly rated U.S. insurance companies, such as GICs and BICs.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33-1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

JPMORGAN MONEY MARKET FUNDS

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JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, and as a result the value of your investment could decline. The price and liquidity of a security can also be adversely affected as credit status deteriorates and the probability of default rises. The Fund minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Prepayment Risk.  The issuers of mortgage-backed and asset-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Government Securities Risk.  The Fund may hold the indebtedness of certain issuers identified with the U.S. government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

Securities Lending Risk.  The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

•	JPMIA maintains a list of approved borrowers, which it believes to present low credit risk;

•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

•	The lending agent indemnifies the Fund against borrower default;

•	JPMIA’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

Concentration Risk.  Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk.  Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social and economic instability and may be subject to higher transaction costs and delayed

JPMORGAN MONEY MARKET FUNDS

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settlement. There may also be less public information available about such securities.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

3

JPMorgan
    Liquid Assets Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Investor Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 3rd quarter, 2000	1.56%
WORST QUARTER 1st quarter, 2004	0.16%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0 .9 8%.

1	The Fund’s fiscal year end is the last day of February .

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AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Investor Shares	2 . 83	1 . 9 6	3. 6 5

Investor Expenses for Investor Shares

The expenses of the Investor Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
 (EXPENSES THAT ARE DEDUCTED FROM INVESTOR SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.35
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0.5 4
Fee Waiver and Expense Reimbursements[2]	(0.0 3)
Net Expenses[2]	0.51

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Investor Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.51% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Investor Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Investor Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	52	17 0	299	6 74

JPMORGAN MONEY MARKET FUNDS

5

JPMorgan
    U.S. Treasury Plus Money Market Fund

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.   Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

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Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance

JPMORGAN MONEY MARKET FUNDS

7

JPMorgan
    U.S. Treasury Plus Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. The bar chart shows how the performance of the Fund’s Investor Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1]

BEST QUARTER 4th quarter, 2000	1.52%
WORST QUARTER 2nd quarter, 2004	0.13%

The Fund’s year-to-date total return as of 3 /3 1 /0 6 was 0 . 95%.

1	The Fund’s fiscal year end is the last day of February.

JPMORGAN MONEY MARKET FUNDS

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AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Investor Shares	2 . 66	1 . 81	3. 4 5

Investor Expenses for Investor Shares

The expenses of the Investor Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)
 (EXPENSES THAT ARE DEDUCTED FROM INVESTOR SHARES ASSETS)

Management Fees	0.08
Shareholder Service Fees	0.35
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	0.5 4
Fee Waiver and Expense Reimbursements[2]	(0.0 3)
Net Expenses[2]	0.51

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the Investor Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 0.51% of its average daily net assets through 6 /3 0 /0 7 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in the Investor Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6 /3 0 /0 7 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Investor Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	52	1 70	29 9	6 74

JPMORGAN MONEY MARKET FUNDS

9

The Funds’ Management and Administration

The Funds are series of JPMorgan Trust II (JPMTII), a Delaware statutory trust.

The trustees of JPMTII are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

JPMIA acts as investment adviser to the Funds and makes the day-to-day investment decisions for the Funds. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

During the most recent fiscal period ended 2 / 28 /0 6 , JPMIA was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Liquid Assets Money Market Fund	0. 08
U.S. Treasury Plus Money Market Fund	0. 08

A discussion of the basis the Board of Trust ees of JPMTII used in reapproving the invest ment advisory agreement for the Funds is available in the shareholder report for the period ended December 31 , 2005 for the Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMTII , on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.35% of the average daily net assets of Investor Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fees described above to such entities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Investor Shares of each Fund.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIA and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to

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Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

JPMORGAN MONEY MARKET FUNDS

11

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Investor Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after JPMorgan Funds Services accepts your order.

Investor Shares may be purchased by the general public.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Funds. You may also purchase shares directly from JPMorgan Funds Services.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

In addition, your Financial Intermediary may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

Normally, the cut-off time for each Fund is 5:00 P.M. ET.

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time,

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we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
JPMORGAN FUNDS SERVICES
1-800-480-4111

Minimum Investments

Investor Shares are subject to a $1,000,000 minimum investment requirement per Fund. There are no minimum levels for subsequent purchases.

Former One Group accounts opened on or before February 18, 2005 will be subject to a $200,000 minimum.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

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How Your Account Works

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If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-INVESTOR)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by the Fund’s cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your purchase order at that day’s price. Your Financial Intermediary may impose different minimum investments and earlier cut-off times.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

Through JPMorgan Funds Services

Call 1-800-480-4111
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

JPMorgan Funds Services will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

JPMORGAN MONEY MARKET FUNDS

14

P R O S P E C T U S    JULY 1

2006

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact JPMorgan Funds Services for more details.

You can sell your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. The Fund must accept your order from your Financial Intermediary by the Fund’s cut-off time in order for us to process your order at that day’s price. Your Financial Intermediary will send the necessary documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have an earlier cut-off time for redemption orders.

Through JPMorgan Funds Services

Call 1-800-480-4111. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.
Or
Send a signed letter with your instructions to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

You can exchange your Investor Shares for shares of the same class in certain other JPMorgan Funds. You will need to meet any minimum investment or eligibility requirement.

The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between JPMorgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to JPMorgan Funds Services. Your Financial Intermediary may charge you for this service.

Through JPMorgan Funds Services

Call 1-800-480-4111 to ask for details.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with

JPMORGAN MONEY MARKET FUNDS

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How Your Account Works

CONTINUED

the terms of this prospectus. To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

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16

Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to, at times, liquidate other investments in order to satisfy its distribution requirements.

The dates on which dividends and capital gains will be distributed for calendar year 2006 are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale or exchange of your shares will generally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and monthly account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time.

After each fiscal half-year, you will receive a finan cial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to JPMorgan Funds Ser vices at P.O. Box 8528, Boston, MA 02266-8528 or call 1-800-480-4111.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMI A . A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified

JPMORGAN MONEY MARKET FUNDS

17

Shareholder Information

CONTINUED

complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

JPMORGAN MONEY MARKET FUNDS

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What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

JPMORGAN MONEY MARKET FUNDS

19

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

			Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income
Liquid Assets Money Market Fund (c)
July 1, 2005 to February 28, 2006 (d)	$1.00	$0.02	$—	(e)	$0.02	$(0.02)
Year Ended June 30, 2005	1.00	0.02	—		0.02	(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2002	1.00	0.02	—		0.02	(0.02)
Year Ended June 30, 2001	1.00	0.06	—		0.06	(0.06)

U.S. Treasury Plus Money Market Fund (c)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(e)	0.02	(0.02)
Year Ended June 30, 2005	1.00	0.02	—	(e)	0.02	(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2002	1.00	0.02	—		0.02	(0.02)
Year Ended June 30, 2001	1.00	0.05	—		0.05	(0.05)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 19, 2005, Class I was renamed as Investor Shares.

(d)	Effective February 28, 2006 the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Amount is less than $0.01.

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P R O S P E C T U S    JULY 1

2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	2.32%	$1,685,923	0.51%	3.44%	0.54%
1.00	1.77	1,962,817	0.52	1.58	0.55
1.00	0.65	3,898,608	0.52	0.65	0.54
1.00	1.15	4,881,506	0.52	1.14	0.55
1.00	2.14	5,325,870	0.52	2.12	0.55
1.00	5.63	5,172,911	0.52	5.54	0.55

1.00	2.21	1,987,416	0.51	3.27	0.54
1.00	1.52	2,509,650	0.52	1.56	0.52
1.00	0.55	2,920,637	0.52	0.54	0.52
1.00	0.99	3,912,526	0.52	0.99	0.53
1.00	2.07	4,188,032	0.52	2.01	0.53
1.00	5.31	3,941,215	0.52	5.25	0.54

JPMORGAN MONEY MARKET FUNDS

21

Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as JPMTII). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading”.

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In it settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment Advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also required JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five year period commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2006 subject to SEC approval. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing Director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when

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P R O S P E C T U S    JULY 1

2006

others were not provided with or otherwise privy to the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the finds in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed by private plaintiffs and one lawsuit has been filed by the West Virginia Attorney General in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

On November 3, 2005, the district court ruled that all claims in the consolidated amended class action complaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in that complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings , in which it dismissed certain claims against BOIA and its affiliates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 2, 2006, the West Virginia Attorney General voluntarily dismissed i t s suit. On May 30, 2006, the district court ruled that the remaining claim against the Trustees and former Trustees is to be dismissed as well.

In addition to the lawsuits described above, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors, Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

It is possible that these matters , the SEC and NYAG settlements, and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

JPMORGAN MONEY MARKET FUNDS

23

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

As noted above, the settlement agreement with the NYAG requires JPMorgan Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMorgan Investment Advisors and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMorgan Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMorgan Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Funds are the JPMorgan Large Cap Value Fund, JPMorgan Equity Index Fund, the JPMorgan Equity Income Fund, the JPMorgan Government Bond Fund and the JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund) and the Reduced Rates on various classes of those Funds were implemented September 27, 2004.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement or administration agreement. Such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Reduced Rate Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with JPMorgan Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates, as applicable. The affected Funds offered in this prospectus are not subject to a Reduced Rate.

FUND	CLASS	NET EXPENSE RATIO	GROSS EXPENSE RATIO
JPMorgan Liquid Assets Money Market Fund	Investor	0.51%	0.5 4%
JPMorgan U.S. Treasury Plus Money Market Fund	Investor	0.51	0.5 4

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 200 6 , you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

JPMORGAN MONEY MARKET FUNDS

24

P R O S P E C T U S    JULY 1

2006

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

	INVESTOR SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$52	5.00%	4.49%	4.49%
JUNE 30, 2008	58	10.25	9.15	4.46
JUNE 30, 2009	60	15.76	14.02	4.46
JUNE 30, 2010	63	21.55	19.10	4.46
JUNE 30, 2011	66	27.63	24.42	4.46
JUNE 30, 2012	69	34.01	29.96	4.46
JUNE 30, 2013	72	40.71	35.76	4.46
JUNE 30, 2014	75	47.75	41.82	4.46
JUNE 30, 2015	78	55.13	48.14	4.46
JUNE 30, 2016	82	62.89	54.75	4.46

JPMORGAN MONEY MARKET FUNDS

25

Appendix A—Legal Proceedings and Additional
Fee and Expense Information

CONTINUED

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND

	INVESTOR SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
JUNE 30, 2007	$52	5.00%	4.49%	4.49%
JUNE 30, 2008	58	10.25	9.15	4.46
JUNE 30, 2009	60	15.76	14.02	4.46
JUNE 30, 2010	63	21.55	19.10	4.46
JUNE 30, 2011	66	27.63	24.42	4.46
JUNE 30, 2012	69	34.01	29.96	4.46
JUNE 30, 2013	72	40.71	35.76	4.46
JUNE 30, 2014	75	47.75	41.82	4.46
JUNE 30, 2015	78	55.13	48.14	4.46
JUNE 30, 2016	82	62.89	54.75	4.46

JPMORGAN MONEY MARKET FUNDS

26

This Page Intentionally Left Blank.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202- 551 -8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-4236

©JPMorgan Chase & Co. All Rights Reserved. July 2006.

PR-MMINV-706

PROSPECTUS JULY 1, 2006

Municipal Money Market Funds

E*TRADE Class Shares

JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

This prospectus is to be used only by clients of E*TRADE Securities LLC.

The Securities and Exchange Commission has
not approved or disapproved of these securities
or determined if this prospectus is truthful or
complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Municipal Money Market Fund	1
JPMorgan California Municipal Money Market Fund	8
JPMorgan New York Municipal Money Market Fund	15
The Funds’ Management and Administration	22
How Your Account Works	25
Buying Fund Shares	25
Selling Fund Shares	27
Other Information Concerning the Funds	28
Shareholder Information	29
Distributions and Taxes	29
Shareholder Statements and Reports	31
Availability of Proxy Voting Record	31
Portfolio Holdings Disclosure	3 2
What the Terms Mean	3 3
Financial Highlights	34
Appendix A—Legal Proceedings and Additional Fee and Expense Information	3 6
How To Reach Us	Back cover

This prospectus is to be used by clients of E*TRADE Securities LLC (E*TRADE Securities). E*TRADE Class Shares of the Funds may not be purchased directly by individuals. In order to be a shareholder of a Fund, an individual generally needs to have a brokerage account with E*TRADE Securities and have elected E*TRADE Class Shares as a “sweep” investment.

JPMorgan
    Municipal Money Market Fund

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that:

•	are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to all of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s remaining assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

1

JPMorgan
    Municipal Money Market Fund

CONTINUED

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMorgan Investment Advisors Inc. (JPMIA), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIA, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIA’s expectations regarding particular

2

P R O S P E C T U S    JULY 1

2006

securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Municipal Obligations Risk.   Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

3

JPMorgan
    Municipal Money Market Fund

CONTINUED

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

4

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because the E*TRADE Class Shares had not commenced operations as of December 31, 2005, the bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call E*TRADE Securities at 1-800-ETRADE-1 or go to www.etrade.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 4th quarter, 2000	0.93%
WORST QUARTER 3rd quarter, 2003	0.07%

The Fund’s year-to-date total return as of 3/31/06 was 0.60%.

1	The Fund’s fiscal year end is the last day of February .

2	As of December 31, 2005, the E*TRADE Class Shares had not commenced operations. T he performance shown is that of the Reserve Shares whose shares are not offered in this prospectus. The performance for both classes would have been similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. Because E*TRADE Class Shares are subject to higher fees and expenses than Reserve Shares, their performance would have been lower than the performance of Reserve Shares.

5

JPMorgan
    Municipal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares[1]	1.79	1.17	2.08

1	As of December 31, 2005, the E*TRADE Class Shares had not commenced operations. T he performance shown is that of the Reserve Shares whose shares are not offered in this prospectus. The performance for both classes would have been similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. Because E*TRADE Class Shares are subject to higher fees and expenses than Reserve Shares, their performance would have been lower than the performance of Reserve Shares.

Investor Expenses for E*TRADE Class Shares

The expenses of the E*TRADE Class Shares before and after reimbursement are shown below.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM E*TRADE CLASS ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.60
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 1
Total Annual Operating Expenses	1.0 9
Fee Waivers and Expense Reimbursements[2]	(0.0 9)
Net Expenses[2]	1.00

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIA, the Fund’s administrator and distributor agree that they will waive fees and/or reimburse the Fund to the extent total annual operating expenses of the E*TRADE Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 1.00% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

6

P R O S P E C T U S    JULY 1

2006

Example

The example below is intended to help you compare the cost of investing in the E*TRADE Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the E*TRADE Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	102	33 8	5 92	1,321

7

JPMorgan
    California Municipal Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of California, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions; and

•	are short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of Assets may be invested in securities paying interest which is subject to federal and California personal income taxes or the federal alternative minimum tax. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

8

P R O S P E C T U S    JULY 1

2006

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P.Morgan Investment Management Inc. (JPMIM), the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

9

JPMorgan
    California Municipal Money Market Fund

CONTINUED

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of California Obligations.   The Fund will be particularly susceptible to difficulties affecting California and its municipalities.

Municipal Obligations Risk.  Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other institutions, the risk to the Fund could increase if the credit quality of the finan- cial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly greater portion

10

P R O S P E C T U S    JULY 1

2006

of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or California personal income taxes. Consult your tax professional for more information.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Concentration Risk.  The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States or by the State of California
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

11

JPMorgan
    California Municipal Money Market Fund

CONTINUED

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because E*TRADE Class Shares had not commenced operations as of December 31, 2005, the bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call E*TRADE Securities at 1-800-ETRADE-1 or go to www.etrade.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 2nd quarter, 2000	0.8 5%
WORST QUARTER 3rd quarter, 2003	0.11%
1st quarter, 2004

The Fund’s year-to-date total return as of 3/31/06 was 0.63%.

1	The Fund’s fiscal year end is the last day of February .

2	As of December 31, 2005, the E*TRADE Class Shares had not commenced operations. T he performance shown is that of the Morgan Shares whose shares are not offered in this prospectus. The performance for both classes would have been similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. Because E*TRADE Class Shares are subject to higher fees and expenses than Morgan Shares, their performance would have been lower than the performance of Morgan Shares.

12

P R O S P E C T U S    JULY 1

2006

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Morgan Shares[1]	1.88	1.23	2.08

1	As of December 31, 2005, the E*TRADE Class Shares had not commenced operations. T he performance shown is that of the Morgan Shares whose shares are not offered in this prospectus. The performance for both classes would have been similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. Because E*TRADE Class Shares are subject to higher fees and expenses than Morgan Shares, their performance would have been lower than the performance of Morgan Shares.

Investor Expenses for E*TRADE Class Shares

The expenses of the E*TRADE Class Shares before and after reimbursement are shown below.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM E*TRADE CLASS ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.60
Shareholder Service Fees	0.30
Other Expenses[1]	0. 2 6
Total Annual Operating Expenses	1. 2 4
Fee Waivers and Expense Reimbursements[2]	(0. 2 4)
Net Expenses[2]	1.00

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the E*TRADE Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 1.00% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

13

JPMorgan
    California Municipal Money Market Fund

CONTINUED

Example

The example below is intended to help you compare the cost of investing in the E*TRADE Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the E*TRADE Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	102	370	658	1,479

14

JPMorgan
    New York Municipal Money Market Fund

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations in which the Fund may invest are securities that:

•	are issued by the State of New York, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions; and

•	are short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

The Fund will only purchase municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of Assets may be invested in securities paying interest which is subject to federal income tax, New York State and New York City personal income taxes or the federal alternative minimum tax. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to New York State and New York City personal income taxes.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these

15

JPMorgan
    New York Municipal Money Market Fund

CONTINUED

requirements, the Fund is managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will generally be 90 days or less.

•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk. These securities will:

•	have one of the two highest short-term rating s from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Fund’s adviser, if the security is not rated.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser, JPMIM, seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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2006

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

Advisory Risk.  The Fund may not achieve its objective if JPMIM’s expectations regarding particular securities or interest rates are not met.

Interest Rate Risk.  The yield paid by the Fund will increase or decrease with changes in short-term interest rates although the Fund is generally less sensitive to interest rate changes than longer-term securities are.

Risk of New York Obligations.  The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities.

Municipal Obligations Risk.   Municipal obligations are subject to the following risks:

•	Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

•	Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

•	Since some municipal obligations may be secured or guaranteed by banks or other financial institutions, the risk to the Fund could increase if the credit quality of the financial institution providing the backing declines or the banking or financial sector suffers an economic downturn. In addition, to the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs and possible delayed settlement.

Diversification Risk.  As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state fund is allowed by SEC rules to invest a significantly

17

JPMorgan
    New York Municipal Money Market Fund

CONTINUED

greater portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Tax Risk.  The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax, or New York State or New York City personal income taxes. Consult your tax professional for more information.

Concentration Risk.  The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Net Asset Value Risk.  There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Risk Associated with the Fund Holding Cash.  Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Temporary Defensive Positions.  If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are looking for income that is not taxable by the United States, by the State of New York and by New York City
•	want an investment that strives to preserve capital
•	want regular income from a high quality portfolio
•	want a highly liquid investment
•	are looking for an interim investment
•	are pursuing a short-term goal

The Fund is not designed for investors who:
•	are investing for long-term growth
•	are investing for high income
•	require the added security of FDIC insurance
•	are investing through a tax-deferred account, such as an IRA

18

P R O S P E C T U S    JULY 1

2006

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares. Because E*TRADE Class Shares ha d n ot commenced operations as of December 31, 2005, the bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

To obtain current yield information call E*TRADE Securities at 1-800-ETRADE-1 or go to www.etrade.com. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS[1,2]

BEST QUARTER 2nd quarter, 2000	0.91%
WORST QUARTER 3rd quarter, 2003	0.04%

The Fund’s year-to-date total return as of 3/31/06 was 0.59%.

1	The Fund’s fiscal year end is the last d ay of February .

2	As of December 31, 2005, the E*TRADE Class Shares had not commenced operations. T he performance shown is that of the Reserve Shares whose shares are not offered in this prospectus. The performance for both classes would have been similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. The performance for the period before Reserve Shares were launched on 7/31/00 is based on the performance of Morgan Shares of the Fund, which invest in the same portfolio of securities. Because E*TRADE Class Shares are subject to higher fees and expenses than Reserve Shares and Morgan Shares, their performance would have been lower than the performance of Reserve Shares and Morgan Shares.

19

JPMorgan
    New York Municipal Money Market Fund

CONTINUED

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDING DECEMBER 31, 200 5

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
Reserve Shares[1]	1.71	1.07	2.03

1	As of December 31, 2005, the E*TRADE Class Shares had not commenced operations. T he performance shown is that of the Reserve Shares whose shares are not offered in this prospectus. The performance for both classes would have been similar because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses. The performance for the period before Reserve Shares were launched on 7/31/00 is based on the performance of Morgan Shares of the Fund, which invest in the same portfolio of securities. Because E*TRADE Class Shares are subject to higher fees and expenses than Reserve Shares and Morgan Shares, their performance would have been lower than the performance of Reserve Shares and Morgan Shares.

Investor Expenses for E*TRADE Class Shares

The expenses of the E*TRADE Class Shares before and after reimbursement are shown below.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM E*TRADE CLASS ASSETS)

Management Fees	0.08
Distribution (Rule 12b-1) Fees	0.60
Shareholder Service Fees	0.30
Other Expenses[1]	0.1 3
Total Annual Operating Expenses	1.1 1
Fee Waiver and Expense Reimbursements[2]	(0.1 1)
Net Expenses[2]	1.00

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal period.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s administrator and the distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the E*TRADE Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the trustees’ deferred compensation plan) exceed 1.00% of its average daily net assets through 6/30/07 . In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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P R O S P E C T U S    JULY 1

2006

Example

The example below is intended to help you compare the cost of investing in the E*TRADE Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 6/30/07 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the E*TRADE Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
YOUR COST ($) (with or without redemption)	102	34 2	601	1,342

21

The Funds’ Management
    and Administration

The California Municipal Money Market Fund and New York Municipal Money Market Fund are series of JPMorgan Trust I (JPMTI) and the Municipal Money Market Fund is a series of JPMorgan Trust II (JPMTII), each trust is a Delaware statutory trust.

The trustees of each trust are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

JPMIM and JPMIA each act s as investment adviser and each makes day-to-day investment decisions for the Funds which it advises. JPMIM is the investment adviser to the California Municipal Money Market Fund and New York Municipal Money Market Fund, and JPMIA (formerly known as Banc One Investment Advisors Corporation) is the investment adviser to the Municipal Money Market Fund.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase.

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P R O S P E C T U S    JULY 1

2006

During the most recent fiscal period ended 2/28/06 , JPMIM or JPMIA were paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

FUND	%
Municipal Money Market Fund	0.08
California Municipal Money Market Fund	0.08
New York Municipal Money Market Fund	0.08

A discussion of the basis the Boards of Trustees of JPMTI and JPMTII used in reapproving the investment advisory agreement for the Funds is available in the shareholder report for the period ended August 31 , 2005 for the JPMTI Funds, and is available in the shareholder report for the period ended December 31 , 2005 for the JPMTII Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMT I and JPMT II , on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.30% of the average daily net assets of E*TRADE Class Shares of each Fund. JPMDS has entered into service agreements with E*TRADE Securities LLC or its affiliate (E*TRADE Securities) under which it will pay all or a portion of the 0.30% annual fees to E*TRADE Securities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the E*TRADE Class Shares of each Fund.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

23

The Funds’ Management
    and Administration

CONTINUED

Each of the Funds has adopted a Rule 12b-1 distribution plan under which they pay annual distribution fees of up to 0.60% of the average daily net assets attributable to E*TRADE Class Shares.

Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to E*TRADE Securities under an agreement with the Distributor to sell shares of the Funds. Payments are not tied to the amount of actual expenses incurred.

Because Rule 12b-1 expenses are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries, including E*TRADE Securities, who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor. These additional cash payments are payments over and above the Rule 12b-1 fees and shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries who provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

24

How Your Account Works

The Funds’ E*TRADE Class Shares are offered only to clients of E*TRADE Securities. E*TRADE Class Shares may not be purchased directly by individuals, although E*TRADE Securities may purchase E*TRADE Class Shares for accounts maintained by individuals who generally have elected E*TRADE Class Shares as a “sweep” investment. Individuals for whom E*TRADE Securities purchases Fund shares should contact E*TRADE Securities to purchase or sell Fund shares. E*TRADE Securities may impose policies, limitations and fees which are different than those described herein.

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy E*TRADE Class Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after JPMorgan Institutional Funds Service Center accepts the order.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the

25

How Your Account Works

CONTINUED

following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If a purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

If the Fund accepts your order by the Fund’s cut-off time listed below, we will process your purchase order at that day’s price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded, therefore no certificates will be issued.

E*TRADE Securities will be responsible for transmitting your purchase order to the Fund by the Fund’s cut-off time. E*TRADE Securities may have an earlier cut-off time for purchase orders.

In addition, E*TRADE Securities may be closed at times when the Fund is open (for example, when the NYSE is closed and the Fund elects to remain open).

Normally, the cut-off time for each Fund is:

Municipal Money Market Fund	NOON ET
California Municipal Money Market Fund	NOON ET
New York Municipal Money Market Fund	NOON ET

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

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P R O S P E C T U S    JULY 1

2006

General

The JPMorgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

E*TRADE Securities will be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. E*TRADE Securities may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

SELLING FUND SHARES

You can sell your shares on any day that the Funds are accepting purchase orders. You will receive the next NAV per share calculated after the Fund accepts your order.

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days after acceptance of the redemption order.

Contact E*TRADE Securities about which Fund’s shares you want to sell. The Fund must accept your order from E*TRADE Securities by the Fund’s cut-off time in order for us to process your order at that day’s price. E*TRADE Securities may charge you for this service.

E*TRADE Securities may have an earlier cut-off time for redemption orders.

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash.

27

How Your Account Works

CONTINUED

If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

The Funds may suspend your ability to redeem or postpone payment for more than seven days when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

28

Shareholder Information

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income will generally be taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income paid by the Funds are not subject to federal income taxes, but will generally be subject to state and local taxes and may be subject to federal alternative minimum tax. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds.

California personal income tax law provides that dividends paid by a regulated investment com pany, or series thereof, from interest on obligations that would be exempt from California personal income tax if held directly by an individual, are excludable from gross income if such dividends are designated as such exempt-interest dividends in a written notice mailed to shareholders not later than 60 days after the close of the fund’s taxable year. Distributions to individual shareholders derived from items other than exempt- interest described above will be subject to California personal income tax. In addition, corpo rate shareholders should note that dividends will not be exempt from California corporate income or franchise tax. California has an alternative minimum tax similar to the federal AMT. However, the California AMT does not include inter est from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or con tinued by a shareholder in con nection with the purchase of shares of a fund will not be deductible for California per sonal income tax purposes. Investors should consult their advisers about other state and local tax consequences of the investment in the fund.

29

Shareholder Information

CONTINUED

Dividends paid by the New York Municipal Money Market Fund that are derived from interest attributable to obligations of the State of New York or its political subdivisions, and obligations of the Governments of Puerto Rico, the Virgin Islands and Guam are exempt from New York State and New York City personal income tax (but not New York State corporate franchise tax or New York City business tax), provided that such dividends constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986. To the extent that investors are subject to state and local taxes outside of New York State, dividends paid by the Fund may be taxable income for purposes thereof. In addition, to the extent that the Fund’s dividends are derived from interest attributable to the obligations of any other state or of a political subdivision of any such other state or are derived from capital gains, such dividends will generally not be exempt from New York State or New York City tax. The New York AMT excludes tax-exempt interest as an item of tax preference. Interest incurred to buy or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Investors should consult their advisers about other state and local tax consequences of the investment in the Fund.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced 15% tax rate applicable to qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Funds expect substantially all of their distributions of net capital gain to be attributable to short-term capital gain which is taxed at rates applicable to ordinary income.

The Funds’ investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to at times to liquidate other investments in order to satisfy its distribution requirements.

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P R O S P E C T U S    JULY 1

2006

The dates on which dividends and capital gains will be distributed for calendar year 2006 are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any gain resulting from the sale of your shares will generally be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Interme diary will send you transaction confirmation statements and /or account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time.

After each fiscal half-year, you will receive a financial report from the Funds or your Financial Intermedi ary. In addition, the Funds or your Financial Intermediary will periodi cally send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Institutional Funds Service Center at 500 Stanton Chris tiana Road, 3-3750, Newark, DE 19713 or call 1-800-766-7722.

AVAILABILITY OF PROXY
VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM or JPMIA, as applicable. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 will be available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will

31

Shareholder Information

CONTINUED

include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

32

What the Terms Mean

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar weighted average maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Repurchase agreements: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreements: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

Tax exempt municipal securities: Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

33

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past fiscal period . Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total fr om investment operations		Net investment income
Municipal Money Market Fund
January 17, 2006 (c) to February 28, 2006 (d)	$1.00	$—	(e)	$—		$—	(e)	$—	(e)

California Municipal Money Market Fund
January 17, 2006 (c) to February 28, 2006 ( f )	1.00	—	(e)	—	(e)	—	(e)	—	(e)

New York Municipal Money Market Fund
January 17, 2006 (c) to February 28, 2006 ( f )	1.00	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Commencement of offering of class of shares.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Amount rounds to less than $0.01

(f)	Effective February 28, 2006, the Fund changed its fiscal year end from August 31 to the last day of February.

34

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits

$1.00	0.25%	$307,366	1.00%	2.11%	1.09%

1.00	0.25	70,216	1.00	2.10	1.24

1.00	0.24	82,319	1.00	2.08	1.11

35

Appendix A—Legal Proceedings and
Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (now known as JPMTII). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading”.

On June 29, 2004, JPMorgan Investment Advisors (formerly known as Banc One Investment Advisors) entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, JPMorgan Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, JPMorgan Investment Advisors agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also requires JPMorgan Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five year period commencing September 2004. In addition, JPMorgan Investment Advisors has agreed to and has commenced implementation of undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease-and-desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

36

P R O S P E C T U S    JULY 1

2006

Under the terms of the SEC Order and the NYAG settlement agreement, the $50 million payment by JPMorgan Investment Advisors has funded a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan developed by an independent distribution consultant in consultation with JPMorgan Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market timing. It is currently expected that such amounts will be paid in 2006, subject to SEC approval. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing director of JPMorgan Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that JPMorgan Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to

37

Appendix A—Legal Proceedings and
Additional Fee and Expense Information

CONTINUED

the same information, and (v) causing certain Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. JPMorgan Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and JPMorgan Investment Advisors neither admits nor denies the findings in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed by private plaintiffs and one lawsuit has been filed by the West Virginia Attorney General in connection with these circumstances in various state and federal courts around the country. These actions have transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors (now known as JPMorgan Investment Advisors), Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of One Group Mutual Funds and JPMorgan Investment Advisors and certain current and former Trustees. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities

38

P R O S P E C T U S    JULY 1

2006

laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund’s investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys’ fees.

On November 3, 2005, the district court ruled that all claims in the consolidated amended class action complaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in that complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings , in which it dismissed certain claims against BOIA and its affiliates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 2, 2006, the West Virginia Attorney General voluntarily dismissed its suit. On May 30, 2006, the district court ruled that the remaining claim against the Trustees and former Trustees is to be dis missed as well.

In addition to the lawsuits described above, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

It is possible that these matters , the SEC and NYAG settlements, and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

39

Appendix A—Legal Proceedings and
Additional Fee and Expense Information

CONTINUED

Annual and Cumulative Expense Examples

As noted above, the settlement agreement with the NYAG requires JPMorgan Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between JPMorgan Investment Advisors and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by JPMorgan Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that JPMorgan Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Funds are the Large Cap Value Fund, the Equity Index Fund, the Equity Income Fund, the Government Bond Fund and the U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund ) and the Reduced Rates on various classes of those Funds were implemented September 27, 2004.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement or administration agreement. Such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Reduced Rate Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with JPMorgan Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursement to achieve the Reduced Rates or other fee waivers

40

P R O S P E C T U S    JULY 1

2006

or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates, as applicable. The Municipal Money Market Fund offered in this prospectus is not subject to a Reduced Rate. The California Municipal Money Market Fund and New York Municipal Money Market Fund are not subject to these disclosure requirements.

FUND	CLASS	NET EXPENSE RATIO	GROSS EXPENSE RATIO
JPMorgan Municipal Money Market Fund	E*TRADE	1.00%	1.0 9%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 2006, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Fund and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not

41

Appendix A—Legal Proceedings and
Additional Fee and Expense Information

CONTINUED

deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JPMORGAN MUNICIPAL MONEY MARKET FUND

	E*TRADE CLASS SHARES
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
June 30, 2007	$102	5.00%	4.00%	4.00%
June 30, 2008	116	10.25	8.07	3.91
June 30, 2009	120	15.76	12.29	3.91
June 30, 2010	125	21.55	16.68	3.91
June 30, 2011	130	27.63	21.24	3.91
June 30, 2012	135	34.01	25.99	3.91
June 30, 2013	140	40.71	30.91	3.91
June 30, 2014	145	47.75	36.03	3.91
June 30, 2015	151	55.13	41.35	3.91
June 30, 2016	157	62.89	46.88	3.91

42

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HOW TO REACH US

For Shareholder Inquiries:

By telephone

Call E*TRADE Securities LLC
at 1-800-ETRADE-1
(1-800-387-2331)

By mail

Write to:
E*TRADE Securities LLC
P.O. Box 989030
West Sacramento, CA 95798-9030

On the Internet

www.etrade.com
<http://www.etrade.com/>

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information by calling 1-800-766-7722 or writing to:

JPMorgan Institutional Funds
    Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713

You can also find information online at www.jpmorganfunds.com.

Investment Company Act File Nos. JPMorgan Trust I JPMorgan Trust II	811-21295 811-4236

©JPMorgan Chase & Co. All Rights Reserved. July 2006.

0706-JPMPRS3-P50635

STATEMENT OF ADDITIONAL INFORMATION

JPMorgan Trust II

Income Funds and Municipal Bond Funds

JPMorgan Arizona Municipal Bond Fund (the “Arizona Municipal Bond Fund”)
JPMorgan Core Bond Fund (the “Core Bond Fund”)
JPMorgan Core Plus Bond Fund (the “Core Plus Bond Fund”)
JPMorgan Government Bond Fund (the “Government Bond Fund”)
JPMorgan High Yield Bond Fund (the “High Yield Bond Fund”)
JPMorgan Intermediate Bond Fund (the “Intermediate Bond Fund”)
JPMorgan Kentucky Municipal Bond Fund (the “Kentucky Municipal Bond Fund”)
JPMorgan Louisiana Municipal Bond Fund (the “Louisiana Municipal Bond Fund”)
JPMorgan Michigan Municipal Bond Fund (the “Michigan Municipal Bond Fund”)
JPMorgan Mortgage-Backed Securities Fund (the “Mortgage-Backed Securities Fund”)
JPMorgan Municipal Income Fund (the “Municipal Income Fund”)
JPMorgan Ohio Municipal Bond Fund (the “Ohio Municipal Bond Fund”)
JPMorgan Short Duration Bond Fund (the “Short Duration Bond Fund”)
JPMorgan Short Term Municipal Bond Fund (the “Short Term Municipal Bond Fund”)
JPMorgan Tax Free Bond Fund (the “Tax Free Bond Fund”)
JPMorgan Treasury & Agency Fund (the “Treasury & Agency Fund”)
JPMorgan Ultra Short Duration Bond Fund (the “Ultra Short Duration Bond Fund”)
JPMorgan West Virginia Municipal Bond Fund (the “West Virginia Municipal Bond Fund”)
(each a “Fund,” and collectively the “Funds”)

July 1, 2006

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectuses dated July 1, 2006 for the Funds of JPMorgan Trust II (each a “PROSPECTUS” and, together, the “PROSPECTUSES”). This SAI is incorporated in its entirety into each Fund’s prospectus or prospectuses. The Annual Reports for the Funds for the fiscal year ended February 28, 2006 are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report and each Prospectus are available without charge by writing to JPMorgan Distribution Services, Inc., at P.O. Box 711235, Columbus, Ohio 43271-1235 or by calling toll free 1-800-480-4111.

SAI-INC-T2-706

i

ii

THE TRUST

          The Funds listed in this SAI are series of JPMorgan Trust II (the “Trust”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004. The Funds were formerly series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985. At shareholder meetings held on January 20, 2005 and February 3, 2005, shareholders of One Group Mutual Funds approved the redomiciliation of One Group Mutual Funds as a Delaware statutory trust to be called JPMorgan Trust II. The redomiciliation was effective after the close of business on February 18, 2005.

          The Trust currently consists of forty-three series of units of beneficial interest (“SHARES”) each representing interests in separate investment portfolios. The 18 Funds covered in this SAI (each a “Fund” and collectively, the “Funds”) are as follows:

          Income Funds: The Intermediate Bond Fund, the Core Plus Bond Fund, the Government Bond Fund, the Ultra Short Duration Bond Fund, the Short Duration Bond Fund, the Treasury & Agency Fund, the High Yield Bond Fund, the Core Bond Fund, and the Mortgage-Backed Securities Fund (these nine Funds are collectively referred to as the “INCOME FUNDS”),

          Municipal Bond Funds: The Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Michigan Municipal Bond Fund, the Municipal Income Fund, the Ohio Municipal Bond Fund, the Short Term Municipal Bond Fund, the Tax Free Bond Fund, and the West Virginia Municipal Bond Fund (these nine Funds are collectively referred to as the “MUNICIPAL BOND FUNDS” or as the “MUNICIPAL FUNDS”).

          In addition to the Funds, the Trust also includes Equity Funds, Funds of Funds, and Money Market Funds. The Equity Funds, Funds of Funds, and Money Market Funds are covered by separate Statements of Additional Information.

          JPMorgan Funds. After the close of business on February 18, 2005, certain series of the J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Funds, J.P. Morgan Mutual Fund Investment Trust, J.P. Morgan Fund Select Group, and J.P. Morgan Mutual Fund Select Trust (collectively, the “Predecessor JPMorgan Funds”) and One Group Mutual Funds merged with and into the Funds listed below. The following list identifies the target funds and the surviving funds.

Target Funds	Surviving Funds
JPMorgan Bond Fund II	One Group Bond Fund now known as JPMorgan Core Bond Fund
JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund now known as JPMorgan Tax Free Bond Fund
JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund

          Fund Names. Prior to February 19, 2005, the Funds had the following names listed below corresponding to their current names:

Former One Group Name	Current Name
One Group Arizona Municipal Bond Fund	JPMorgan Arizona Municipal Bond Fund
One Group Bond Fund	JPMorgan Core Bond Fund
One Group Government Bond Fund	JPMorgan Government Bond Fund
One Group High Yield Bond Fund	JPMorgan High Yield Bond Fund
One Group Income Bond Fund	JPMorgan Core Plus Bond Fund
One Group Intermediate Bond Fund	JPMorgan Intermediate Bond Fund
One Group Kentucky Municipal Bond Fund	JPMorgan Kentucky Municipal Bond Fund
One Group Louisiana Municipal Bond Fund	JPMorgan Louisiana Municipal Bond Fund
One Group Michigan Municipal Bond Fund	JPMorgan Michigan Municipal Bond Fund
One Group Mortgage-Backed Securities Fund	JPMorgan Mortgage-Backed Securities Fund
One Group Municipal Income Fund	JPMorgan Municipal Income Fund
One Group Ohio Municipal Bond Fund	JPMorgan Ohio Municipal Bond Fund
One Group Short-Term Bond Fund	JPMorgan Short Duration Bond Fund
One Group Short-Term Municipal Bond Fund	JPMorgan Short Term Municipal Bond Fund
One Group Tax-Free Bond Fund	JPMorgan Tax Free Bond Fund
One Group Treasury & Agency Fund	JPMorgan Treasury & Agency Fund
One Group Ultra Short-Term Bond Fund	JPMorgan Ultra Short Duration Bond Fund*
One Group West Virginia Municipal Bond Fund	JPMorgan West Virginia Municipal Bond Fund

*	As of July 1, 2006, the Fund was renamed the Ultra Short Duration Bond Fund.

1

          Diversification. All of the Funds are diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), except the following which are non-diversified:

1.	the Ohio Municipal Bond Fund;
2.	the Kentucky Municipal Bond Fund;
3.	the West Virginia Municipal Bond Fund;
4.	the Arizona Municipal Bond Fund;
5.	the Michigan Municipal Bond Fund; and
6.	the Louisiana Municipal Bond Fund.

          Share Classes. Shares in the Funds of the Trust are generally offered in multiple classes. The following chart shows the share classes offered (or which will be offered in the future) by each of the Funds as of the date of this Statement of Additional Information:

	Fund	Class A	Class B	Class C	Select Class[1]	Ultra	R Class
1.	Arizona Municipal Bond	X	X	X	X

2.	Core Bond	X	X	X	X	X	X

3.	Core Plus Bond	X	X	X	X	X

4.	Government Bond	X	X	X	X	X*

5.	High Yield Bond	X	X	X	X	X	X

6.	Intermediate Bond	X	X	X	X	X

7.	Kentucky Municipal Bond	X	X	X*	X

8.	Louisiana Municipal Bond	X	X	X*	X

9.	Michigan Municipal Bond	X	X	X	X

10.	Municipal Income	X	X	X	X

11.	Mortgage-Backed Securities	X			X	X

12.	Ohio Municipal Bond	X	X	X	X

13.	Short Duration Bond	X	X	X	X	X

14.	Short Term Municipal Bond	X	X	X	X

15.	Tax Free Bond	X	X	X*	X

16.	Treasury & Agency	X	X	X*	X

17.	Ultra Short Duration Bond	X	X	X	X	X

18.	West Virginia Municipal Bond	X	X	X*	X

1	Effective February 19, 2005, the Class I Shares of the Funds listed above were redesignated as Select Class Shares.

*	As of the date of this Statement of Additional Information, the Funds had not commenced offering these classes of shares.

          Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in a particular class of Shares of a Fund should be made without first reading that Fund’s Prospectus.

          Pegasus Consolidation. In March, 1999, the then-existing Funds of One Group Mutual Funds (the Predecessor to the Trust) consolidated with the Pegasus Funds pursuant to an Agreement and Plan of Reorganization. Except for the Funds listed

2

below, the Funds of the Trust were considered to be the surviving funds for accounting purposes. The following list shows the name of the former Pegasus Funds that are considered to be the surviving funds for accounting purposes and the current name of such Funds:

Name of Former Pegasus Fund		Current Name of JPMorgan Fund
1.	Pegasus Multi-Sector Bond Fund	1.	JPMorgan Core Plus Bond Fund
2.	Pegasus Intermediate Bond Fund	2.	JPMorgan Intermediate Bond Fund
3.	Pegasus Bond Fund	6.	JPMorgan Core Bond Fund
4.	Pegasus Short Municipal Bond Fund	7.	JPMorgan Short Term Municipal Bond Fund
5.	Pegasus Municipal Bond Fund	8.	JPMorgan Tax Free Bond Fund
6.	Pegasus Michigan Municipal Bond Fund	9.	JPMorgan Michigan Municipal Bond Fund

          Individual Pegasus Predecessor Funds are identified in this Statement of Additional Information by their JPMorgan names.

INVESTMENT OBJECTIVES AND POLICIES

          The following policies supplement each Fund’s investment objective and policies as set forth in the respective Prospectuses for that Fund. JPMorgan Investment Advisors Inc. (“JPMORGAN INVESTMENT ADVISORS”, formerly known as Banc One Investment Advisors Corporation) advises each Fund, JPMorgan High Yield Partners LLC (“JPMHYP”) (formerly known as Banc One High Yield Partners, LLC) serves as sub-adviser for the Core Plus Bond Fund and the High Yield Bond Fund. JPMHYP is also referred to herein as “SUB-ADVISER.” JPMorgan Investment Advisors, JPMIM, SC-R&M and JPMHYP are also referred to herein as the “INVESTMENT ADVISERS” and, individually, as the “INVESTMENT ADVISER.” The Investment Adviser that makes the day-to-day portfolio management decisions for a Fund is referred to herein as that Fund’s “MANAGER”. The Manager of the High Yield Bond Fund and the high yield portion of the Core Plus Bond Fund is JPMHYP and the Manager of each of the other Funds is JPMorgan Investment Advisors. When this Statement of Additional Information indicates that an action or determination may be taken or made by JPMorgan Investment Advisors, such action or determination may be taken or made with respect to the High Yield Bond Fund or the high yield portion of the Core Plus Bond Fund by JPMHYP, subject to the supervision of JPMorgan Investment Advisors.

Additional Information on Fund Instruments

Asset-Backed Securities

          Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

          Prepayment Risks. The issuers of asset-backed securities may be able to repay principal in advance if interest rates fall. Also, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. In addition, potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

Bank Obligations

          Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.

          Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Fund, a bankers’ acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

          Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. To be eligible for purchase by a Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each

3

case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion.

          Some of the Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. The Funds may also invest in yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Certain Funds may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in foreign currencies (see “Foreign Investments” herein).

          Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit. All of the Funds may utilize Demand Deposits in connection with their day-to-day operations.

          The Funds will not invest in obligations for which the Adviser, or any of their affiliated persons, is the ultimate obligor or accepting bank, provided, however, that the Funds maintain demand deposits at their affiliated custodian, JPMorgan Chase Bank.

Commercial Paper

          Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Funds only purchase commercial paper that meets the following criteria:

Income Funds. The Short Duration Bond Fund, the Intermediate Bond Fund, the Core Bond Fund, the Ultra Short Duration Bond Fund, and the Mortgage-Backed Securities Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”) (such as A-2 or better by Standard & Poor’s Rating Service (“S&P”), Prime-2 or better by Moody’s Investors Service, Inc. (“MOODY’S”), F2 or better by Fitch Ratings (“FITCH”), or R-2 or better by Dominion Bond Rating Service Limited (“DOMINION”)) or if unrated, determined by the Manager to be of comparable quality. The High Yield Bond Fund and the Core Plus Bond Fund may purchase commercial paper rated by at least one NRSRO (regardless of the rating assigned and any unrated commercial paper).

Municipal Bond Funds. The Municipal Bond Funds may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody’s, F2 or better by Fitch, or R-2 or better by Dominion) or if unrated, determined by the applicable Manager to be of comparable quality. If commercial paper has both a long-term and a short-term rating, it must have either a long-term investment grade rating or be rated in one of the two highest short-term investment grade categories.

          Some of the above Funds may also invest in Canadian commercial paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer. See “Risk Factors of Foreign Investments” below.

Common Stock

          Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors. (Equity securities such as common stock will generally comprise no more than 10% of the High Yield Bond Fund’s total assets).

Convertible Securities

          Convertible securities are similar to both fixed income and equity securities. Convertible securities may be issued as bonds or preferred stock. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Funds base their selection of convertible securities, to a great extent,

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on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not invest in common stock.

Demand Features

          Some of the Funds may acquire securities that are subject to puts and standby commitments (“DEMAND FEATURES”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

          Under a “STAND-BY COMMITMENT,” a dealer would agree to purchase, at a Fund’s option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. A Fund will generally limit its investments in stand-by commitments to 25% of its total assets.

          The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemption requests and remain as fully invested as possible.

Exchange Traded Funds (“ETFs”)

          The Funds may invest in ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 Index Fund and Standard and Poor’s Depositary Receipts are ETFs that track the S&P 500. Sector ETFs track companies represented in related industries within a sector of the economy. For example, iShares Dow Jones U.S. Healthcare Sector Index Fund is a sector ETF that tracks the Dow Jones Healthcare sector. International ETFs track a group of stocks from a specific country. For example, iShares MSCI-Australia tracks the Morgan Stanley Capital International Index for Australia Stocks.

          ETFs also may hold a portfolio of debt securities. For example, iShares Lehman 1-3 Year Treasury Bond Fund invests in a portfolio of publically issued, U.S. Treasury securities designed to track the Lehman Brothers 1-3 Year Treasury Index. Similarly, iShares GS $ Investor Corporate Bond Fund is designed to track a segment of the U.S. investment grade corporate bond market as defined by the GS $ InvesTop Index.

          ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. ETFs are traded on an exchange, and, in some cases may not be redeemed. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

          The investment vehicles issuing ETFs are not actively managed. Rather, the investment vehicle’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

          Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Funds may invest in them to the extent consistent with the Fund’s investment objective, policies and restrictions.

          Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in ETFs are subject to the percentage limitations of the 1940 Act. These percentage limitations require a Fund to limit its investments in any one issue of ETFs to 5% of the Fund’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover,

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a Fund’s investments in all ETFs may not exceed 10% of the Fund’s total assets under the 1940 Act, when aggregated with all other investments in investment companies.

          An SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Funds to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs.

Foreign Investments

          Some of the Funds may invest in certain obligations or securities of foreign issuers. Possible investments include equity securities and debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs.

Risk Factors of Foreign Investments

Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.

Currency Risk. Foreign securities are typically denominated in foreign currencies. The value of a Fund’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by:

•	Changes in currency exchange rates;

•	The relative strength of those currencies and the U.S. dollar; and

•	Exchange control regulations.

          Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to Shareholders by a Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of the Core Plus Bond Fund to achieve its investment objective may depend, to a certain extent, on exchange rate movements.

          By investing in foreign securities, the Core Plus Bond Fund attempts to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by the Fund’s investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities.

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          The Core Plus Bond Fund seeks increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends.

•

The international investments of the Core Plus Bond Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by one of the Fund’s investments in one foreign market represented in its portfolio may offset potential gains from the Fund’s investments in another country’s markets.

          Limitations on the Use of Foreign Investments

          Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Ultra Short Duration Bond Fund, Intermediate Bond Fund, Core Plus Bond Fund, the High Yield Bond Fund, the Core Bond Fund, the Short Duration Bond Fund and the Mortgage-Backed Securities Fund.

Foreign Currency Transactions

          The Core Plus Bond Fund may engage in various strategies to hedge against interest rate and currency risks. These strategies may consist of use of any of the following, some of which also have been described above: options on Fund positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and interest rate and currency swaps, caps and floors. The Core Plus Bond Fund may engage in such transactions in both U.S. and non-U.S. markets. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Fund’s investments in foreign securities. The Core Plus Bond Fund may enter into such transactions only in connection with hedging strategies.

          While the Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging transactions will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates or currency exchange rates occur.

          The Core Plus Bond Fund is authorized to deal in forward foreign exchange between currencies of the different countries in which the Fund will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract. The Core Plus Bond Fund’s dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions.

          Transaction Hedging. When the Core Plus Bond Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of their portfolio securities. The Core Plus Bond Fund will engage in transaction hedging when they desire to “lock in” the U.S. dollar price of a security they have agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Core Plus Bond Fund will attempt to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

          The Core Plus Bond Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. Although there is no current intention to do so, the Core Plus Bond Fund reserves the right to purchase and sell foreign currency futures contracts traded in the United States and subject to regulation by the Commodity Futures Trading Commission (“CFTC”).

          For transaction hedging purposes, the Core Plus Bond Fund may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

          Position Hedging. When engaging in position hedging, the Core Plus Bond Fund will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which their portfolio securities are denominated or an increase in the value of currency for securities which a Fund’s Manager expects to purchase, when the Fund holds cash or short-term investments. In connection with the position hedging, the Fund may purchase or sell foreign currency

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forward contracts or foreign currency on a spot basis. The Core Plus Bond Fund may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC, although the Core Plus Bond Fund has no current intention to do so.

          The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

          It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, the Core Plus Bond Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

          Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Core Plus Bond Fund owns or expects to purchase or sell. They simply seek to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level.

          Forward Foreign Currency Exchange Contracts. The Core Plus Bond Fund for hedging purposes only, may purchase forward foreign currency exchange contracts (“Forward Contracts”), which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancellable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

          The maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are entered into directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

          At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

          Foreign Currency Futures Contracts. The Core Plus Bond Fund may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Fund will enter into foreign currency futures contracts solely for bona fide hedging or other appropriate risk management purposes as defined in CFTC regulations.

          When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

          Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin” and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund’s position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker

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then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

          When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

          In addition to the margin requirements discussed above, transactions in currency futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the “SEC”). Under those requirements, when a Fund has a long position in a futures or forward contract, it may be required to establish a segregated account containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures or forward contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund “covers” a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures or forward contract, could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it “covers” these positions. For example, where a Fund holds a short position in a futures or forward contract, it may cover by owning the instruments or currency underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures or forward contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures or forward contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments or currency underlying the futures or forward contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures or forward contract at a price no higher than the strike price of the call option sold by the Fund.

          At the maturity of a futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

          Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Core Plus Bond Fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

          Foreign Currency Options. The Core Plus Bond Fund may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

          A Fund is authorized to purchase or sell listed foreign currency options, and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the Euro) owned by the Fund, sold by the Fund but not yet delivered, committed or anticipated to be purchased by the Fund, or in transaction or cross-hedging strategies. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”). By selling such call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar.

          Certain differences exist between these foreign currency hedging instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties’ obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party

9

contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contracts are negotiated two party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate. The Core Plus Bond Fund will not speculate in foreign currency options, futures or related options or currency swap contracts. Accordingly, the Core Plus Bond Fund will not hedge a currency substantially in excess (as determined by the applicable Manager) of the market value of the securities denominated in such currency which they own, the expected acquisition price of securities which they have committed or anticipate to purchase which are denominated in such currency, and, in the cases of securities which have been sold by a Fund but not yet delivered, the proceeds thereof in its denominated currency. Further, the Core Plus Bond Fund will segregate, at its custodian or sub-custodians, U.S. government or other high quality liquid securities having a market value representing any subsequent net decrease in the market value of such hedged positions including net positions with respect to cross-currency hedges. The Core Plus Bond Fund may not incur potential net liabilities with respect to currency and securities positions, including net liabilities with respect to cross-currency hedges, of more than 33 1/3 % of its total assets from foreign currency options, futures, related options and forward currency transactions.

          The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than those for round lots.

          There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

          Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

          Other Foreign Currency Hedging Strategies. New options and futures contracts and other financial products, and various combinations thereof, continue to be developed, and the Core Plus Bond Fund may invest in any such options, contracts and products as may be developed to the extent consistent with the Fund’s investment objective and the regulatory requirements applicable to investment companies, and subject to the supervision of the Trust’s Board of Trustees.

          Risk Factors in Hedging Transactions

          Imperfect Correlation. Foreign currency hedging transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in the security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of a Fund’s securities.

          Liquidity. In addition, these instruments may not be liquid in all circumstances. As a result, in volatile markets, the Funds may not be able to dispose of or offset a transaction without incurring losses. Although the contemplated use of hedging instruments should tend to reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.

          Judgment of the Manager. Successful use of hedging instruments by the Core Plus Bond Fund depends upon the ability of the applicable Manager to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of the applicable Manager are not met, a Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when hedging with instruments that require variation margin payments, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements.

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          Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, a Fund may have to sell securities at a time when it is disadvantageous to do so.

Futures and Options Trading

          Some of the Funds may enter into futures contracts, options, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested, reducing transaction costs, or managing interest rate risk.

          Futures Contracts

          Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. The Funds may use affiliated FCMs or brokerage firms to the extent permitted by the 1940 Act and the regulations issued thereunder. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Funds only invest in futures contracts to the extent they could invest in the underlying instrument directly.

          Margin Requirements

          The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits:

•	are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded;

•	may be maintained in cash or certain other liquid assets by the Funds’ custodian for the benefit of the FCM; and

•	are similar to good faith deposits or performance bonds.

          Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM’s other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which they do business and by depositing margin payments in a segregated account with the Trust’s custodian.

          SEC Segregation Requirements

          In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if a Fund “covers” a long position. For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

          Liquidity Impact of Margin and SEC Segregation Requirements

          Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to that Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, the Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments because such Fund’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open.

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          Limits on Futures Contracts

          The Funds intend to comply with guidelines of eligibility for exclusion from the definition of the term “commodity pool operator” adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets.

          Purpose of Utilizing Futures

          A Fund’s primary purpose in entering into futures contracts is to protect that Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

          If a Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of that Fund’s interest rate futures contract will increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result quickly and easily by using futures contracts as an investment tool to reduce risk.

          Risk Factors in Futures Transactions

          Liquidity. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund’s access to other assets held to cover its futures positions also could be impaired.

          Risk of Loss. Futures contracts entail risks. Although the Funds believe that the use of such contracts will benefit the Funds, a Fund’s overall performance could be worse than if such Fund had not entered into futures contracts if a Fund’s Manager’s investment judgment proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Funds will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

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          Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund’s current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests. For example, a Fund may by hedge investments in portfolio securities with a futures contract based on a broad index of securities; this involves a risk that the futures position will not correlate precisely with the performance of such Fund’s investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund’s investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund’s other investments.

          Options Contracts

          Some of the Funds may use options on securities or futures contracts to reduce investment risk. An option gives the buyer of the option the right (but not the obligation) to purchase a futures contract or security at a specified price (the “STRIKE PRICE”). The purchase price of an option is referred to as its “PREMIUM.” Options have limited life spans, usually tied to the delivery or settlement date of the underlying futures contract or security. If an option is not exercised prior to its expiration, it becomes worthless. This means the buyer has lost the premium paid, while the seller (the “WRITER”) has received a premium without being required to perform. Increased market volatility and relatively longer remaining life spans generally increase the value of options by increasing the probability of market swings favorable to the holder and unfavorable to the writer during the life of the option.

•

A CALL OPTION gives the buyer the right to purchase a security at a specified price (the “EXERCISE PRICE”) at any time until a certain date. So long as the obligation of the writer of a call option continues, the writer may be required to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer closes the transaction by purchasing an option identical to that previously sold. To secure the writer’s obligation under a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. A call option is “in-the-money” if the strike price is below current market levels and “out-of-the-money” if the strike price is above current market level.

•

A PUT OPTION gives the buyer the right to sell the underlying futures contract or security. The writer of a put option must purchase futures contracts or securities at a strike price if the option is exercised. A put option is “in-the-money” if the strike price is above current market levels and “out-of-the-money” if the strike price is below current market levels.

•	A COVERED OPTION is an option written by a party who owns the underlying position.

•	AN OPENING TRANSACTION is the initial purchase or sale of an option.

•

A CLOSING TRANSACTION is a transaction which effectively ends an option writer’s financial exposure to an existing option obligation. A closing transaction involves entering into an option contract that has the reverse effect of that being closed out. Such an option will be on the same security with the same exercise price and expiration date as the option contract originally opened. The premium which a Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was written, depending in large part upon the relative price of the underlying security at the time of each transaction. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security.

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          Purchasing Call Options

          Certain Funds may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

          Writing (Selling) Covered Call Options

          Some of the Funds may write covered call options and purchase options to close out options previously written by the Fund. A Fund’s purpose in writing covered call options is to generate additional premium income. This premium income will serve to enhance a Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Generally, the Funds will write covered call options on securities which, in the opinion of the Fund’s Manager, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns.

          Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund’s investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options, that is, options that are not covered which a Fund will not do), but capable of enhancing the Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline.

          The security covering the call will be maintained in a segregated account with the Fund’s custodian. Unlike one who owns a security not subject to an option, a Fund has no control over when it may be required to sell the underlying security, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. Thus, the security could be “called away” at a price substantially below the fair market value of the security. Additionally, when a security is called away, the Fund’s turnover rate will increase, which would cause a Fund to incur additional brokerage expenses. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security.

          The Funds do not consider a security covered by a call to be “pledged” as that term is used in each Fund’s policy which limits the pledging of its assets. Call options written by a Fund will normally have expiration dates of less than nine months from the date written.

          The premium received is the market value of an option. In determining whether a particular call option should be written, a Fund’s Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

          From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

          A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Given that increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing transaction on a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

          Purchasing Put Options

          Certain Funds may also purchase put options to protect their portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option because the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by the transaction cost.

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          Writing (Selling) Secured Puts

          Certain Funds may write secured puts. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being “put to” the writer at the strike price of the option which may be substantially in excess of the fair market value of the security. If a secured put option expires unexercised, the writer realizes a gain in the amount of the premium.

          Engaging in Straddles and Spreads

          Certain Funds also may engage in straddles and spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, a Fund purchases and sells a call or a put. The Fund will sell a straddle when the Fund’s Manager believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

          Risk Factors in Options Transactions

          Risk of Loss in Purchasing Transactions. When a Fund purchases an option, it runs the risk of losing its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities. In addition, there may be imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of the options.

          Risk of Loss in Writing (Selling) Options. When it writes a covered call option, a Fund runs the risk that it will be forced to sell a security it owns at below its market value or, alternatively, incur a loss in otherwise extinguishing its obligation under the covered call option. When it writes a secured put option, a Fund runs the risk that it will be required to buy a security at above its market price or, alternatively, incur a loss in otherwise extinguishing its obligation under the secured put option.

          Judgment of Advisor. The successful use of the options strategies depends on the ability of a Fund’s Manager to assess interest rate and market movements correctly and to accurately calculate the fair price of the option. The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Manager deems it desirable to do so. A Fund will take an option position only if the Fund’s Manager believes there is a liquid secondary market for the option, however, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

          Liquidity. If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A lack of liquidity may limit a Fund’s ability to realize its profits or limit its losses.

          Market Restrictions. Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until option trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (“OCC”) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

          Foreign Investment Risks. Special risks are presented by internationally-traded options. Due to time differences between the United States and the various foreign countries, and given that different holidays are observed in different countries, foreign option markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

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          Limitations on the Use of Options

          Each Fund will limit the writing of put and call options to 25% of its net assets. Some Funds may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker-dealers with whom the Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.

Government Securities

          Securities issued by U.S. government agencies or instrumentalities may not be guaranteed by the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when the Fund’s Manager believes the credit risk presented by the obligations is determined to be minimal.

          Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association (“Ginnie Mae”) and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury. Securities in which the Funds may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Bank and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”), which are supported only by the credit of such entities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of their obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

          The Income Funds may invest in all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including without limitation funding notes and subordinated benchmark notes. For example, the Income Funds may invest in Fannie Mae’s Subordinated Benchmark Notes® (“Fannie Mae Subordinated Notes”). The Income Funds generally will only purchase Fannie Mae Subordinated Notes rated in one of the three highest categories or, if unrated, determined to be of comparable quality by a Fund’s Manager. Fannie Mae Subordinated Notes will be unsecured and subordinated and will rank junior in priority to all existing and future liabilities of Fannie Mae, other than those liabilities that by their terms expressly rank junior to Fannie Mae Subordinated Notes. If capital ratios fall below certain levels, Fannie Mae will cease paying (but not accruing) interest until such capital ratios are restored. Like other securities issued by Fannie Mae, Fannie Mae Subordinated Notes are not guaranteed by the U.S. government. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see “Investment Objective and Policies—Additional Information on Fund Instruments—Mortgage-Related Securities” in this Statement of Additional Information.

High Yield/High Risk Securities/Junk Bonds

          Some of the Funds, and in particular the High Yield Bond Fund, and the Core Plus Bond Fund may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

          Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

          Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

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          Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

          Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

          Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

          New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund’s investments in lower rated securities.

High yield, high risk investments may include the following:

          Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

          Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.

Private Placements. These are bonds sold without registration under the Securities Act of 1933, as amended (“1933 Act”), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

          Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries (“LDCs”).

          Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Funds may hold such common stock and other securities even if they do not invest in such securities.

          This foregoing list is not definitive. The Prospectuses and this Statement of Additional Information list additional types of permissible investments. Such investments may be purchased by some of the Funds even if they are classified as non-investment grade securities.

Impact of Initial Public Offerings on Smaller Funds

          Initial public offerings (“IPOs”) and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A smaller Fund may not experience similar performance as its assets grow.

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Interfund Lending

          To satisfy redemption requests or to cover unanticipated cash shortfalls, the Funds may enter into lending agreements (“Interfund Lending Agreements”) under which the Funds would lend money and borrow money for temporary purposes directly to and from each other through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its investment limitations. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

          If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

          A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility on a secured basis only. A Fund may not borrow through the credit facility or from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act.

          No Fund may lend to another Fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending Fund’s net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

          The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another Fund. A delay in repayment to a lending Fund could result in a lost opportunity or additional borrowing costs.

Investment Company Securities

          Some of the Funds may invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. These limits do not apply to the Funds of Funds or to other Funds to the extent permitted by an order or rule issued by the SEC or as permitted by the 1940 Act. Other investment company securities may include securities of a money market fund of the Trust, and securities of other money market funds for which JPMorgan Investment Advisors or its affiliate serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Funds may cause Shareholders to bear duplicate fees. JPMorgan Investment Advisors or the applicable Manager will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust and in other funds advised by JPMorgan Investment Advisors or its affiliates.

Loan Participations and Assignments

          Some of the Funds may invest in fixed and floating rate loans (“Loans”). Loans are typically arranged through private negotiations between borrowers (which may be corporate issuers or issuers of sovereign debt obligations) and one or more financial institutions (“Lenders”). Generally, the Funds invest in Loans by purchasing Loan Participations (“Participations”) or assignments of all or a portion of Loans (“Assignments”) from third parties.

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          Typically, a Fund will have a contractual relationship only with the Lender and not with the borrower when it purchases a Participation. In contrast, a Fund has direct rights against the borrower on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

          Limitations on Investments in Loan Participations and Assignments. Loan participations and assignments may be illiquid. As a result, a Fund will invest no more than 15% of its net assets in these investments. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of a Participation or Assignment for purposes of a Fund’s fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

          Risk Factors of Loan Participations and Assignments. A Fund may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Given that there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund’s ability to dispose of particular Assignments or Participations when necessary to meet a Fund’s liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to those securities when valuing the Fund’s securities and calculating its net asset value.

Mortgage-Related Securities

          MORTGAGE-BACKED SECURITIES (CMOS AND REMICS). Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). (A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the “CODE”) and invests in certain mortgages principally secured by interests in real property and other permitted investments).

          Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

•	various governmental agencies such as Ginnie Mae;

•	government-related organizations such as Fannie Mae and Freddie Mac; and

•

non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. (Non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

          There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

          Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

          Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

          Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

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          CMOs and guaranteed REMIC pass-through certificates (“REMIC CERTIFICATES”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “MORTGAGE ASSETS”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

          Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

          Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

          Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

          REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

          CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

          The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

          Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

          A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-BONDS”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC CERTIFICATES”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which

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the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

          Limitations on the use of Mortgage-Backed Securities

          Income Funds. The Government Bond Fund and the Treasury & Agency Fund may only invest in mortgage-backed securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The other Income Funds that invest in mortgage-backed securities may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Government Bond Fund and the Treasury & Agency Fund may invest in mortgage-backed securities that are rated in one of the three highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the applicable Manager to be of comparable quality. The Short Duration Bond Fund, the Ultra Short Duration Bond Fund, the Intermediate Bond Fund, the Mortgage-Backed Securities Fund, and the Core Bond Fund may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Manager to be of comparable quality. The Core Plus Bond Fund and the High Yield Bond Fund can invest in mortgage-backed securities in ANY rating category.

          Municipal Bond Funds. The Municipal Bond Funds may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by JPMorgan Investment Advisor to be of comparable quality.

          Mortgage Dollar Rolls. Some of the Funds may enter into Mortgage Dollar Rolls in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will hold and maintain a segregated account until the settlement date. The segregated account will contain cash or liquid securities in an amount equal to the forward purchase price. The Funds benefit to the extent of:

•	any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”); or

•	fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase.

          Unless such benefits exceed the income, capital appreciation or gains on the securities sold as part of the mortgage dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of mortgage dollar rolls. The benefits of mortgage dollar rolls may depend upon a Fund’s Manager’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Funds currently intend to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

          Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

          In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

          Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

          Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

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          Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. A Fund’s Manager will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

          The Income Funds (other than the Treasury & Agency Fund) and the Municipal Bond Funds may invest in SMBS to enhance revenues or hedge against interest rate risk. The Funds invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities (“Agency SMBS”). To the extent that Non-Agency SMBS are issued, the Funds may buy them to the extent such investment is consistent with the applicable Fund’s investment objective, strategies and policies.

          Adjustable Rate Mortgage Loans. The Income Funds may invest in adjustable rate mortgage loans (“ARMs”). The Treasury & Agency Fund may buy only government ARMs. ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “MORTGAGE INTEREST RATES”) may be subject to periodic adjustment based on changes in the applicable index rate (the “INDEX RATE”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

          Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “MAXIMUM ADJUSTMENT”). Other ARMs (“NEGATIVELY AMORTIZING ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

          Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

          There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund’s portfolio and therefore in the net asset value of the Fund’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

          In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As

22

with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

          Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

          Risk Factors of Mortgage-Related Securities

          Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

          Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

          Market Value. The market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

          Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

          Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Municipal Securities

          Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as:

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1.	bridges,

2.	highways,

3.	roads,

4.	schools,

5.	waterworks and sewer systems, and

6.	other utilities.

          Other public purposes for which Municipal Securities may be issued include:

1.	refunding outstanding obligations,

2.	obtaining funds for general operating expenses, and

3.	obtaining funds to lend to other public institutions and facilities.

          In addition, certain debt obligations known as “PRIVATE ACTIVITY BONDS” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

1.	water, sewage and solid waste facilities,

2.	qualified residential rental projects,

3.	certain local electric, gas and other heating or cooling facilities,

4.	qualified hazardous waste facilities,

5.	high-speed intercity rail facilities,

6.	governmentally-owned airports, docks and wharves and mass transportation facilities,

7.	qualified mortgages,

8.	student loan and redevelopment bonds, and

9.	bonds used for certain organizations exempt from Federal income taxation.

          Certain debt obligations known as “INDUSTRIAL DEVELOPMENT BONDS” under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

1.	privately operated housing facilities,

2.	sports facilities,

3.	industrial parks,

4.	convention or trade show facilities,

5.	airport, mass transit, port or parking facilities,

6.	air or water pollution control facilities,

7.	sewage or solid waste disposal facilities, and

8.	facilities for water supply.

          Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

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          The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

          The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:

1.	Short-term tax-exempt General Obligations Notes,

2.	Tax Anticipation Notes,

3.	Bond Anticipation Notes,

4.	Revenue Anticipation Notes,

5.	Project Notes, and

6.	Other forms of short-term tax-exempt loans.

          Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

          There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

•	general money market conditions,

•	coupon rate,

•	the financial condition of the issuer,

•	general conditions of the municipal bond market,

•	the size of a particular offering,

•	the maturity of the obligations, and

•	the rating of the issue.

          The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The applicable Manager will consider such an event in determining whether the Fund should continue to hold the obligations.

          Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the

25

case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

          Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

          Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

          Risk Factors in Municipal Securities

          Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

          Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

• the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

• the value of the bonds may be reduced;

• you and other Shareholders may be subject to unanticipated tax liabilities;

• a Fund may be required to sell the bonds at the reduced value;

• it may be an event of default under the applicable mortgage;

• the holder may be permitted to accelerate payment of the bond; and

• the issuer may be required to redeem the bond.

In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.

          Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”).

          State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Fund’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien.)

          Litigation and Current Developments. Litigation or other conditions may materially adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic,

26

business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Securities in the same manner.

          New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

          Limitations on the Use of Municipal Securities

          In addition to the Municipal Funds, other Funds may also invest in Municipal Securities if the applicable Manager determines that such Municipal Securities offer attractive yields. The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

          The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

          The Municipal Funds may not be a desirable investment for “substantial users” of facilities financed by private activity bonds or industrial development bonds or for “related persons” of substantial users. Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

               Arizona Municipal Securities

          As used in this Statement of Additional Information, the term “Arizona Municipal Securities” refers to municipal securities, the income from which is exempt from both Federal and Arizona personal income tax.

          Risk Factors Regarding Investments in Arizona Municipal Securities. Over the past several decades, Arizona’s economy has grown faster than most other regions of the country. From 1990 to 2000, Arizona’s population increased nearly 40% to 5.1 million; the Census Bureau estimated the State’s population at 5.94 million as of July 1, 2005. In addition, between 1990 and 2000, Maricopa County, the state’s most populous county, had the single largest population inflow (in absolute terms) of any county in the country and now has an estimated population of 3.6 million, a 18% increase since 2000. Within Maricopa County’s borders lie the City of Phoenix, Arizona’s largest city and the sixth largest city in the United States.

          Arizona’s favorable job climate contributed to the state’s popularity in the 1990s. Maricopa County ranked in the top 10 counties in the country for percentage growth in employment from September 2004 to September 2005. Between July 2004 and July 2005, Arizona ranked second in the nation in non-agricultural job growth at 4.24%. Arizona’s employment increased 3.4% in 2004, 4.1% in 2005 (the fastest average annual rate since 1999) and is projected to grow to 3.8% in 2006. Unemployment in Arizona was 6.1% in 2002, but declined to 4.7% in 2005 and 4.1% as of March 2006.

          Arizona’s per capita personal income has generally varied between 5% and 15% below the national average due to such factors as the chronic poverty on the State’s Indian reservations, the State’s relatively high number of retirees and children, and the State’s below-average wage scale. Nevertheless, Arizona’s aggregate personal income grew from $62.7 billion in 1990 to an estimated $179.8 billion in 2005, an increase of 186%. In 2001, 2002, 2003, 2004, and 2005 respectively, average per capita income increased by 2.2%, 1.1%, 2.6%, 5.4% and 5.6%.

          Despite an increase in population, employment and aggregate personal income, retail sales growth rates declined between 1994 and 1997. In fiscal years 2000, 2001, 2002 and 2003 respectively, the retail sales growth rate was 7.8%, 2.0%, 1.4%, and 5.3%. Retail sales increased almost 9% between June 2004 and June 2005. Average retail sales show signs of recovering, and forecasts predict 21% growth in retail sales over the next five years and are expected to increase 7.1% in 2006.

After improving substantially in recent years, the state government faced substantial budget deficits for fiscal years 2002, and 2003. The actual fiscal year 2004 balance was positive at $360.4 million and the fiscal year 2005 balance was positive at $639

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million. The Governor signed into law the fiscal year 2006 budget on May 20, 2005. The projected budget balance for 2006 is $1,047 million. The Fiscal Year 2007 budget recommended by the Governor reflects a balanced approach. It emphasizes strategic tax relief and economic incentives that offer enduring benefits to taxpayers and to the State of Arizona at large. It also modernizes Arizona assets and strengthens vital programs that, during the last three years, bore the brunt of Arizona’s fiscal austerity. The spending priorities in the proposed 2007 budget reflect, in large part, a strong focus on public safety, education and health care. Additional objectives include repaying fund transfers that were part of prior years’ temporary fiscal measures. An amendment to the Arizona Constitution requiring a 2/3-majority vote in both houses of the Legislature to enact any tax or fee increase, together with heavy reliance on sales tax receipts, constrains the state’s ability to raise additional revenues in current economic conditions.

          The State of Arizona, itself, has no general obligation debt. The Arizona Department of Transportation, the Arizona Board of Regents, the Arizona Power Authority, the Water Infrastructure Authority of Arizona and the Arizona School Facilities Board is each authorized to issue revenue bonds for their respective purposes. In addition, the State of Arizona has financed certain capital improvements and equipment through the execution and sale of certificates of participation, which represent undivided agreements that are subject to annual appropriations by the Arizona Legislature.

          The Arizona Constitution limits the amount of debt that can be issued by the state’s counties, cities, towns, school districts and other municipal corporations in the form of indebtedness payable from property taxes or other general fund sources. In general, those political subdivisions may not become indebted in an amount exceeding six percent of the value of the taxable property in the political subdivision without the approval of a majority of the qualified electors voting at an election. Furthermore, no county or school district may become indebted in an amount exceeding 15% (30% for unified school districts) of the value of the taxable property, even with voter approval. In addition, with voter approval, incorporated cities or towns may become indebted in an amount up to 20% of the value of the taxable property for purposes of supplying water, light, sewers, open space preserves, parks, playgrounds and recreational facilities. These constitutional debt limits generally do not apply to revenue bonds payable from a special fund revenue source.

          In July 1994, the Arizona Supreme Court ruled that Arizona’s system for financing public education created substantial disparities in facilities among school districts and, therefore, violated the provisions of the Arizona Constitution which require the Legislature to establish and maintain “a general and uniform public school system.” After several attempts, each of which were held to be unconstitutional by the Arizona Supreme Court, the Arizona Legislature passed the Students First legislation in July 1998 establishing a centralized school capital finance system, which, among other things, substantially limits the ability of school districts to issue bonds. This legislation has no effect on the obligation or ability of Arizona school districts to pay debt service on currently outstanding bonds. The Students First legislation created a building-renewal fund for maintaining existing school facilities. Legislators have used the fund to balance the state budget and to support high-profile programs, resulting in significant shortfalls in the amount of building-renewal funding Arizona schools actually receive. In November 2000, Arizona voters approved the imposition of a 6/10 of 1% statewide sales tax to augment this centralized school finance system. Collections from this tax increase, however, have been less than projected. As a consequence, the Arizona legislature, as part of the fiscal year 2004 budget and again in the 2005 budget, authorized up to $250 million in lease-to-own financing of school facilities construction.

               Kentucky Municipal Securities

          As used in this Statement of Additional Information, the term “Kentucky Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Kentucky personal income tax.

          Risk Factors Regarding Investments in Kentucky Municipal Securities. The municipal securities of many states and their agencies and political subdivisions constitute general obligations of the state itself or of an agency or political subdivision of the state which holds substantial assets. This is not the case with respect to securities issued by Kentucky and its agencies and was not the case with respect to Kentucky political subdivisions until 1994. Municipal Securities in Kentucky have generally been issued by public entities which are created primarily for that purpose and which have no substantial assets, with the real source of funds for repayment being restricted to either revenues from the property financed by the municipal security or rentals due from another public entity which has an enforceable obligation to pay rent to the issuer on only a short term basis. The voters of Kentucky approved an amendment to Kentucky’s constitution in 1994 which has allowed local governmental entities in Kentucky to issue general obligation debt instruments subject to certain limitations. The Commonwealth itself, and its agencies, are still bound by the prior rule and may not issue general obligation bonds without a statewide election. The Kentucky Municipal Bond Fund is not required to invest any particular percentage of its assets in Kentucky municipal securities which are general obligations of issuers with substantial assets.

          Kentucky, like many other states, has experienced procedural and substantive budget difficulties in recent years. The Kentucky General Assembly failed to enact a biennial budget for the two fiscal years running from July 1, 2004 to June 30, 2006 during its 2004 Regular Session which ended in April 2004. After litigation regarding various budget issues, the

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Kentucky General Assembly succeeded in passing a budget in its Regular Sessions which ended April 2005 and April 2006. Kentucky’s General Fund revenues grew at a rate of 9.6% during the fiscal year ended June 30, 2005, the highest annual growth rate in more than a decade. Kentucky’s tax collections experienced 26 consecutive months of growth over the amount collected in the same month of the previous year through March 2006. April 2006 tax collections dropped 6.6% compared to April 2005 tax collections.

               Louisiana Municipal Securities

          As used in this Statement of Additional Information, the term “Louisiana Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Louisiana personal income tax.

          Risk Factors Regarding Investments in Louisiana Municipal Securities. Hurricane Katrina and Hurricane Rita have had a significant impact upon the Louisiana state economy and more directly on that of the economy of New Orleans and its surrounding areas. It is expected, based on actions of the U.S. Congress and the President, that Louisiana and any affected municipalities may be reimbursed to a large extent for the cost to recover from, clean up and repair the consequences of Hurricane Katrina. However, the risk of a downturn in the state’s economy has been heightened by the hurricane and its aftermath. Louisiana’s economy is based on the oil and gas industry, combined with sectors such as tourism, gaming, petrochemical production, shipping, manufacturing and agriculture. The oil and gas industry continues to be the State’s major economic component and the price of oil remains an important economic factor, although, in recent years, the tourism and service industry sectors have steadily grown and provided some degree of economic diversification. It is likely that the Louisiana economy and these industries in particular will suffer financial or operational difficulties resulting from the effects of the hurricanes and these anticipated difficulties could adversely affect the ability of Louisiana municipal issuers to make prompt payments of principal and interest. In the New Orleans area, one of the issuers has defaulted on the payment of its obligations and other issuers need assistance to make their debt service payments and rebuild and continue recovery efforts. These difficulties could adversely affect the market value and marketability of all Louisiana municipal securities and have a negative impact on the Fund’s performance. Prior to the hurricanes, the State of Louisiana had improved its ability to identify and manage fiscal deficits by working to match expenses to revenues, building a rainy day fund, and reducing its debt burden. The State adopted constitutional amendments and other measures aimed at decreasing outstanding debt, and those measures significantly reduced the high debt level that existed in prior years. However, even before the hurricanes, new budgetary problems had occurred during the last three years as a result of decreased funding from the federal government for the Medicaid program and revenue shortfalls, the U.S. economic slowdown, and the effects which the September 11th terrorist attacks had on the State’s tourism industry. Although, the State had implemented strong budget controls and limited spending in certain areas in response, it is unclear what impacts these controls will have in light of the many needs for State assistance in the aftermath of the hurricanes.

               Michigan Municipal Securities

          As used in this Statement of Additional Information, the term “Michigan Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Michigan personal income tax.

          Risk Factors Regarding Michigan Municipal Securities. The State of Michigan’s economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture, and historically has been highly cyclical.

          While the national economy has shown strength since the 2001 – 2003 economic downturn, the Michigan economy continues to lag that of the nation as a whole. The State’s dependence on manufacturing, particularly the manufacturing of automobiles and automobile parts, in the context of reduced market share for Michigan-based companies, has led to the loss of approximately 325,000 jobs in the State in the period 2000 – 2005. This has had a significant adverse impact on Michigan’s economy and upon the revenue of the State and its political subdivisions. However, as of December 2005, the unemployment rate in Michigan was an estimated 6.8% as compared with the year 2004 rate of 7.1%, making the first year since 2000 in which the State’s unemployment rate declined; further, in calendar 2005, overall personal income in Michigan is estimated to have increased by 3.6% on a year-to-year basis.

          The decline in the Michigan economy had the effect of requiring the State to make significant adjustments in expenditures and to seek additional revenue sources. This process continued throughout the period 2001 through early 2006. Among other means of supporting expenditures for State programs, the State’s Counter-Cyclical Budget and Economic Stabilization Fund, a reserve fund designed for times of economic decline, which exceeded $1.2 billion as of September 30, 2000, has been substantially expended, its balance at September 30, 2005 being $2 million.

          Among the budget uncertainties facing Michigan during the next several years are whether the school finance reform package presently in force will provide adequate revenues to fund kindergarten through twelfth grade education in the future,

29

whether international business conditions or monetary or financial crises will adversely affect Michigan’s economy, particularly automobile production, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments.

          The Michigan Constitution limits the amount of total state revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of state personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 state personal income (which was 9.49%).

          The Michigan Constitution also provides that the proportion of state spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. Michigan originally determined that portion to be 41.6%. If such spending does not meet the required level in a given year, an additional appropriation for local government units is required by the following fiscal year; which means the year following the determinations of the shortfall, according to an opinion issued by the state’s Attorney General. Spending for local units met this requirement for fiscal years 1986-87 through 1991-92. As the result of litigation, Michigan agreed to reclassify certain expenditures, beginning with fiscal year 1992-93, and has recalculated the required percentage of spending paid to local government units to be 48.97%.

          The Michigan Constitution limits state general obligation debt to (i) short term debt for state operating purposes, (ii) short and long term debt for the purpose of making loans to school districts, and (iii) long term debt for voter-approved purposes.

          Constitutional changes in 1994 shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional expenses. These additional revenues will be included within the State’s constitutional revenue limitations and impact Michigan’s ability to increase revenues and continue expenditures for services at present levels.

          Michigan has issued and has outstanding general obligation full faith and credit bonds for Water Resources, the Environmental Protection Program, the Recreation Program and School Loan purposes. As of September 30, 2005, the state had approximately $1.6 billion of general obligation bonds outstanding.

          Michigan may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

          Michigan is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the state, substantially affect state programs or finances. These lawsuits involve programs generally in the areas of corrections, tax collection, commerce, and proceedings involving budgetary reductions to school districts and governmental units, and court funding.

          The State Constitution also limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

          In 1994, Michigan voters approved a comprehensive property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved and implemented, effective May 1, 1994, the state’s sales and use tax increased from 4% to 6%, the state income tax decreased from 4.6% to 4.4% (since reduced to 3.9%), and other new or increased taxes were imposed, including those on tobacco products and real estate transfers. In addition, beginning in 1994, a new State property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on non-homestead property and non-qualified agricultural property. Proposal A as implemented contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

          Proposal A and its implementing legislation shifted significant portions of the cost of local school operations from local school districts to Michigan and raised additional state revenues to fund these additional state expenses. These additional revenues will be included within Michigan’s constitutional revenue limitations and impact Michigan’s ability to raise additional revenues in the future.

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          A state economy during a continued recessionary cycle also, as a separate matter, adversely affects the capacity of users of facilities constructed or acquired through the proceeds of private activity bonds or other “revenue” securities to make periodic payments for the use of those facilities.

               Ohio Municipal Securities

          As used in this Statement of Additional Information, the term “Ohio Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Ohio personal income tax.

          Risk Factors Regarding Investments in Ohio Municipal Securities. The economy of Ohio, while becoming increasingly diversified and increasingly reliant on the service sector, continues to rely in significant part on durable goods manufacturing, which is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrial states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture also is an important segment of the Ohio economy, and the state has instituted several programs to provide financial assistance to farmers. Although revenue obligations of the state or its political subdivisions may be payable from a specific source or project, and general obligation debt may be payable primarily from a specific tax, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of such Ohio Municipal Securities in the Fund of the Trust or the ability of the respective obligors to make timely payment of interest and principal on such obligations.

          Since the Ohio Municipal Bond Fund invests primarily in Ohio Municipal Securities, the value of each Fund’s Shares may be especially affected by factors pertaining to the economy of Ohio and other factors specifically affecting the ability of issuers of Ohio Municipal Securities to meet their obligations. As a result, the value of the Shares of the Ohio Municipal Bond Fund may fluctuate more widely than the value of Shares of a portfolio investing in securities relating to a number of different states. The ability of Ohio state, county, or other local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to issuers of Ohio Municipal Securities may be affected from time to time by economic, political and demographic conditions within the state. In addition, current or future constitutional or statutory restrictions, including those proposed by initiative petition and approved by voters, may limit a government’s power to increase taxes or otherwise raise revenues. The availability of federal, state, and local aid to issuers of Ohio Municipal Securities may also affect their ability to meet their obligations. Payments of principal of and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from which the payments will be made, which in turn could be affected by economic, political, and demographic conditions in the state. Any reduction in the actual or perceived ability to meet obligations on the part of either an issuer of an Ohio Municipal Security or a provider of credit enhancement for such Ohio Municipal Security (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of that Ohio Municipal Security and could adversely affect the values of other Ohio Municipal Securities as well.

               West Virginia Municipal Securities

          As used in this Statement of Additional Information, the term “West Virginia Municipal Securities” refers to Municipal Securities, the income from which is exempt from both federal and West Virginia personal income tax.

          Risk Factors Regarding Investments in West Virginia Municipal Securities. Being invested primarily in West Virginia Municipal Securities, the West Virginia Municipal Bond Fund is subject to the risks of West Virginia’s economy and of the financial condition of its state and local governments and their agencies.

          West Virginia’s economy is relatively stable and has shown some improvement since late 2003, but job and income growth are not expected to exceed the national rates and significant challenges lie ahead. It is rooted in old economy industries which are undergoing significant consolidation and change. Coal mining, chemicals and manufacturing make up an important part of that economy. While an increase in coal prices has caused an increase in coal mining activity and employment, the coal industry continues to be under increased scrutiny and the use of coal faces future regulatory requirements which may affect the economic feasibility of conducting mining operations in the future. From late 2003 through first quarter 2005, the State added 17,600 jobs. However, the State continued to lose jobs in mining and manufacturing, with the severest losses in glass products, chemicals and steel. There has been significant job growth in the service industries, with the fastest growth being in health care and social assistance and in leisure and hospitality. State and local governments continue to make concentrated efforts to encourage diversification of the state’s economy with some success. In March 2006, West Virginia’s seasonally adjusted unemployment rate was 3.9% compared to the national rate of 4.7%.

          In recent years, the state and most local governments have had adequate financial resources but not without struggling to keep expenses in line with revenues. While the State had a significant surplus for its fiscal year ended June 30, 2005, and a

31

surplus is expected for the fiscal year ending June 30, 2006, the State continues to face significant financial challenges, including substantial unfunded pension liabilities. With minimum or no population growth, population shifting away from the state’s cities, continuing decline in school enrollment, and an aging population, local governments and school boards continue to struggle to fund operations, make capital and infrastructure improvements and support public education.

New Financial Products

          New options and futures contracts and other financial products, and various combinations of options and futures contracts continue to be developed. These various products may be used to adjust the risk and return characteristics of each Fund’s investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer’s credit risk. If market conditions do not perform consistently with expectations, the performance of each Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

Preferred Stock

          Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.

Real Estate Investment Trusts (“REITs”)

          Certain of the Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

          Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

          REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

          Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

          •          limited financial resources;

          •          infrequent or limited trading; and

          •          more abrupt or erratic price movements than larger company securities.

          In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

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Repurchase Agreements

          Certain of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the Investment Adviser’s credit guidelines. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if the agreement is collateralized by securities in which the Fund is permitted to invest. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. Except in the case of a tri-party agreement, the maximum term of a repurchase agreement will be seven days. In the case of a tri-party agreement, the maximum maturity will be ninety-five days, or as limited by the specific repurchase agreement. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of ninety-five days from the effective date of the repurchase agreement. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds’ restrictions on purchases of illiquid securities. The Funds will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the value of the collateral falls below 100%. The Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian.

          A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Fund.

          Certain of the Funds may invest in repurchase agreements where the underlying securities are equity securities or non-governmental securities but only if the Funds would be permitted to invest in such securities directly. These repurchase securities are subject to additional risks.

Reverse Repurchase Agreements

          Some of the Funds may borrow money for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as cash or liquid securities consistent with the Fund’s investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by a Fund under the 1940 Act.

Restricted Securities

          Some of the Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act and other restricted securities. Section 4(2) commercial paper (“4(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(2) paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in 4(2) paper, thus providing liquidity. The Funds believe that 4(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(2) paper and Rule 144A Securities, as determined by the Fund’s Manager, as liquid and not subject to the investment limitation applicable to illiquid securities.

          The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“RULE 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional

33

buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed each Fund’s Manager to consider the following criteria in determining the liquidity of certain restricted securities:

• the frequency of trades and quotes for the security;

• the number of dealers willing to purchase or sell the security and the number of other potential buyers;

• dealer undertakings to make a market in the security; and

• the nature of the security and the nature of the marketplace trades.

          Certain 4(2) paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

•	The 4(2) paper must not be traded flat or in default as to principal or interest;

•

The 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by a Fund’s Manager to be of equivalent quality;

•

The Fund’s Manager must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program;

•

The Fund’s Manager shall monitor the liquidity of the 4(2) paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 15% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless the Fund’s Manager is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund’s holdings of illiquid assets to less than 15% of its net assets; and

•	The Fund’s Manager shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these guidelines no less frequently than quarterly.

Securities Issued in Connection with Reorganizations and Corporate Restructurings

          Some of the Funds may invest in high yield securities. See “High Yield/High Risk Securities/Junk Bonds.” Other Funds may only purchase securities that are rated investment grade at the time of purchase. Despite their quality at the time of purchase, debt securities may be downgraded and issuers of debt securities including investment grade securities may default in the payment of principal or interest or be subject to bankruptcy proceedings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Funds including the Income Funds may hold such common stock and other securities even if they do not invest in such securities.

Securities Lending

          To generate additional income, each of the Income Funds may lend up to 33 1/3% of such Fund’s total assets pursuant to agreements requiring that the loan be continuously secured by cash as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from the borrowers equivalent to the dividends and interest which would have been earned on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in investments as permitted by the applicable Fund’s Prospectus and the investment guidelines approved by the Trust’s board of trustees. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Fund’s Manager to be of good standing under guidelines established by the Trust’s Board of Trustees and when, in the judgment of the Fund’s Manager, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are therefore, not considered to be illiquid investments. The Funds do not have the right to vote proxies for securities on loan. However, the Fund’s Manager will terminate a loan and regain the right to vote if it were considered material with respect to an investment.

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Short-Term Funding Agreements

          To enhance yield, some Funds may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, the Funds make cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Funds on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

          The Funds will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Funds to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Funds only if, at the time of purchase, no more than 15% of the Fund’s net assets will be invested in short-term funding agreements and other illiquid securities.

Structured Instruments

          Structured instruments are debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.

          The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

          While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by a Fund’s Manager, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts. See “Investment Objectives and Policies—Additional Information on Fund Instruments—Swaps, Caps and Floors.”

          The Funds that are permitted to invest in structured instruments will invest only in structured securities that are consistent with each Fund’s investment objective, policies and restrictions and their Managers’ outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero. However, the Funds will not invest in structured instruments if the terms of the structured instrument provide that the Funds may be obligated to pay more than their initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back.

          Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid, and will limit their investments in such instruments to no more than 15% of each Fund’s net assets, when combined with all other illiquid investments of each Fund.

Swaps, Caps and Floors

          Certain of the Funds may enter into swaps, caps, and floors (collectively, “Swap Contracts”) on various securities (such as U.S. Government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund’s investments are traded. Some transactions may reduce each Fund’s exposure to market fluctuations while others may tend to increase market exposure. The Funds may enter into these transactions to manage

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their exposure to changing interest rates or other market factors or for non-hedging purposes. Although different from options, futures, and options on futures, Swap Contracts are used by the Funds for similar purposes (i.e., risk management, hedging, and as a substitute for direct investments in underlying securities) and therefore, expose the Funds to generally the same risks and opportunities as those investments.

          Swap Contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments.

          Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

          Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

          Because Swap Contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with a Fund, the Fund may suffer a loss. To address this risk, each Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

          Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for the purposes of collateralization as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. In addition, the Fund may incur a market value adjustment on securities held upon the early termination of the swap. To protect against losses related to counterparty default, the Funds may enter into swaps that require transfers of collateral for changes in market value.

          In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

          In addition, because Swap Contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for a Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after the Fund’s Manager has determined that it would be prudent to close out or offset the first swap contract.

          The Funds that may utilize swaps, caps and floors (other than the High Yield Bond Fund) will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in one of the top two rating categories by at least one NRSRO, or if unrated, determined by the Fund’s Manager to be of comparable quality.

          The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary Fund securities transactions. If the Fund’s Manager is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used. In addition, in certain circumstances entry into a swap contract that substantially eliminates risk of loss and the opportunity for gain in an “appreciated financial position” will accelerate gain to the Funds.

          The Staff of the SEC is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the Staff, the Funds will either treat swaps, caps and floors as being subject to their senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the Staff has expressed a position with respect to swaps, caps and floors, the Funds intend to engage in swaps, caps and floors, if at all, in a manner consistent with

36

such position. To the extent the net amount of an interest rate or mortgage swap is held in a segregated account, consisting of cash or liquid portfolio securities, the Funds and the Managers believe that swaps do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to each Fund’s borrowing restrictions. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds’ custodian. Each of the Income Funds generally will limit their investments in swaps, caps and floors to 25% of its total assets.

Credit Default Swaps

          As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security).

          Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will segregate assets necessary to meet any accrued payment obligations when it is the buyer of CDS. In cases where a Fund is a seller of a CDS, if the CDS is physically settled, the Fund will be required to segregate the full notional amount of the CDS.

          If a Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to debt obligations. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

          If a Fund is a buyer of a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.

          The use of CDSs, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Treasury Receipts

          Certain of the Funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the Treasury STRIPS program.

U.S. Treasury Obligations

          The Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”). The Funds may also invest in Inflation Indexed Treasury Obligations.

Variable and Floating Rate Instruments

          Certain obligations purchased by some of the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

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          VARIABLE AMOUNT MASTER DEMAND NOTES are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. A Fund’s Manager will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

          Some of the Funds, subject to their investment objective policies and restrictions, may acquire VARIABLE AND FLOATING RATE INSTRUMENTS. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. Some of the Funds may purchase EXTENDABLE COMMERCIAL NOTES. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

          A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Fund’s Manager under guidelines established by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, a Fund’s Manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

          Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of the Fund’s net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by the Fund’s Manager, under guidelines established by the Trust’s Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

Warrants

          Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely. In some situations, it may be advantageous for a Fund to exercise a warrant to preserve the value of the investment. If a warrant is exercised, a Fund may hold common stock in its portfolio even if it does not invest in common stock.

When-Issued Securities and Forward Commitments

          Some Funds may purchase securities on a “when-issued” and forward commitment basis. When a Fund agrees to purchase securities on this basis, the Fund’s Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Funds may purchase securities on a when-issued basis when deemed by their Manager to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. The Funds generally will not pay for such securities or earn interest on them until received. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. When a Fund’s Manager purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase

38

commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. In addition, when a Fund engages in “when-issued” transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund’s incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

          In a forward commitment transaction, the Funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The Funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid portfolio securities in an amount sufficient to meet the purchase price. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

          Limitations on the Use of When-Issued Securities and Forward Commitments. No Fund intends to purchase “when-issued” securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of its Manager to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund’s total assets. A Fund may dispose of a when-issued security or forward commitment prior to settlement if the Fund’s Manager deems it appropriate to do so.

INVESTMENT RESTRICTIONS

          The following investment restrictions are FUNDAMENTAL and may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. See “ADDITIONAL INFORMATION—Miscellaneous” in this Statement of Additional Information. Additional investment restrictions may be found in the Prospectuses.

Fundamental Policies

Each of the Income Funds may not:

          1. Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

          2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (i) with respect to the Mortgage-Backed Securities Fund, mortgage-backed securities; or (ii) with respect to all of the Income Funds, the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

          3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectuses and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

With respect to the Municipal Bond Funds:

The Tax Free Bond Fund, the Short Term Municipal Bond Fund, and the Municipal Income Fund may not:

          1. Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

          2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to Municipal Securities or governmental guarantees of Municipal Securities, and with respect to the Municipal Income Fund, housing authority obligations. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

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The following policy applies to the Short Term Municipal Bond Fund, the Tax Free Bond Fund and the Municipal Income Fund:

          Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

The following policy applies to the Municipal Income Fund:

Under normal market circumstances, at least 80% of the assets of the Municipal Income Fund will be invested in Municipal Securities.

The Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund, the Kentucky Municipal Bond Fund, and the Michigan Municipal Bond Fund may not:

          1. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; and (ii) this limitation does not apply to Municipal Securities or Ohio Municipal Securities, Kentucky Municipal Securities, Arizona Municipal Securities, West Virginia Municipal Securities, Louisiana Municipal Securities, and Michigan Municipal Securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. In addition, with respect to the Arizona Municipal Bond Fund and the West Virginia Municipal Bond Fund, for purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental issued shall not be deemed to be Municipal Securities or Arizona Municipal Securities (for the Arizona Municipal Bond Fund) or West Virginia Securities (for the West Virginia Municipal Bond Fund).

The following policy applies to the Arizona Municipal Bond Fund:

          Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Arizona personal income tax. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

The following policy applies to the Kentucky Municipal Bond Fund:

          Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Kentucky personal income tax. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

The following policy applies to the Louisiana Municipal Bond Fund:

          Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Louisiana personal income tax. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

The following policy applies to the Michigan Municipal Bond Fund:

          Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Michigan personal income tax. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

The following policy applies to the Ohio Municipal Bond Fund:

          Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Ohio personal income tax. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

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The following policy applies to the West Virginia Municipal Bond Fund:

          Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and West Virginia personal income tax. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

None of the Municipal Bond Funds may:

          1. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information and (iv) make loans to the extent permitted by an order issued by the SEC.

None of the Funds may:

1. Purchase securities on margin or sell securities short except, in the case of the Municipal Bond Funds, for use of short-term credit necessary for clearance of purchases of portfolio securities.

2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

          3. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

          4. Except for the Treasury & Agency Fund, purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds in marketable securities of companies engaged in such activities are not hereby precluded).

5. Borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

6. Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

7. Issue senior securities except with respect to any permissible borrowings.

          8. Purchase or sell real estate (however, each Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

Non-Fundamental Policies

The following investment restrictions are NON-FUNDAMENTAL except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

The Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Michigan Municipal Bond Fund, the Ohio Municipal Bond Fund, and the West Virginia Municipal Bond Fund will not:

          1. Purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of other investment companies, and repurchase agreements involving these securities. This restriction applies with respect to 50% of the Fund’s total assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

No Fund may:

          1. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business

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without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

          The 15% applies at the time of purchase of a security. The Managers shall report to the Board of Trustees promptly if any of a Fund’s investments are no longer determined to be liquid or if the market value of Fund assets has changed if such determination or change causes a Fund to hold more than 15% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless the Fund’s Manager is able to dispose of illiquid assets without loss in an orderly manner in an amount that reduces the Fund’s holdings of illiquid assets to less than 15% of its net assets.

No Fund may:

1. Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Temporary Defensive Positions

          To respond to unusual market conditions, certain of the Funds may invest their assets in cash or cash equivalents. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased (“Cash Equivalents”) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of assets that a Fund may invest in cash or cash equivalents is described in the applicable Fund’s Prospectuses. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

Portfolio Turnover

          The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.

          The portfolio turnover rates of the Funds for the fiscal years ended June 30, 2005 and February 28, 2006 were as follows:

PORTFOLIO TURNOVER

Funds	Fiscal Year Ended June 30, 2005	Fiscal Year Ended February 28, 2006
Arizona Municipal Bond	5%	4%
Core Bond	16%	13%
Government Bond	10%	6%
High Yield Bond	68%	47%
Core Plus Bond	20%	15%
Intermediate Bond	10%	5%
Kentucky Municipal Bond	3%	4%
Louisiana Municipal Bond	3%	2%
Michigan Municipal Bond	12%	4%
Mortgage-Backed Securities	25%	16%
Municipal Income	39%	28%
Ohio Municipal Bond	7%	4%
Short Duration Bond	27%	22%
Short Term Municipal Bond	41%	13%
Tax Free Bond	43%	30%
Treasury & Agency	22%	20%
Ultra Short Duration Bond	26%	9%
West Virginia Municipal Bond	4%	4%

          High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short term capital gains are realized by a Fund, any distribution resulting from such gains are considered ordinary income for federal income tax purposes. Portfolio turnover may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making portfolio decisions.

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TAX INFORMATION

Additional Tax Information Concerning all Funds

          The following is a summary of certain tax considerations generally affecting the Fund and its shareholders. This section is based on the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Please consult your own tax advisor concerning the consequences of investing in the Fund in your particular circumstances under the Code and the laws of any other taxing jurisdiction.

          The Funds are not designed for foreign shareholders. Unless identified below, this section does not address the tax consequences affecting any Shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership. Distributions paid (or deemed paid) to foreign shareholders that are attributable to gain from direct holdings of U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations” may give rise to an obligation for those foreign shareholders to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

          Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other Funds. Each Fund intends to meet the requirements necessary to qualify each year as a “regulated investment company” under Subchapter M of the Code. If the Funds so qualify, they will pay no federal income tax on the earnings they distribute to shareholders and they will eliminate or reduce to a nominal amount the federal income taxes to which they may be subject.

          In order to qualify as a regulated investment company, each Fund must, among other things, (1) derive at least 90% of its gross income from (a) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or foreign currencies (to the extent such currency gains are directly related to a Fund’s principal business of investing in stock or securities, or options or futures with respect to stock or securities) or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (b) net income from interests in “qualified publicly traded partnerships” (as defined below); (2) distribute with respect to each taxable year at least 90% at the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction from dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, from such year; and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund’s assets is represented by cash or cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in (x) the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (defined below).

          In general, for purposes of the 90% gross income requirement described in the paragraph above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004 (the “2004 Act”), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (1)(a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of the paragraph above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. These requirements may limit the range of the Fund’s investments.

          If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to Shareholders, provided the Fund distributes during its taxable year at least 90% of the sum of (a) its taxable net investment income (very generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term loss), and (b) its net tax-exempt interest. Each Fund of the Trust intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.

          If a Fund were to fail to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits,

43

including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

          Generally, regulated investment companies that do not distribute in each calendar year an amount at least equal to the sum of (i) 98% of their “ordinary income” (as defined in the Code) for the calendar year, (ii) 98% of their capital gain net income (as defined in the Code) for the one-year period ending on October 31 of such calendar year (or later if the company is permitted to elect and so elects), and (iii) any undistributed amounts from the previous year, are subject to a non-deductible excise tax equal to 4% of the underdistributed amounts. For purposes of the excise tax, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A dividend paid to Shareholders in January generally is deemed to have been paid on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November, or December of the preceding year. Each Fund of the Trust intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

          For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Ordinarily, shareholders are required to take taxable distributions by a Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

          The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gains over net short-term capital losses) for each taxable year. The Fund currently intends to distribute any such amounts. Whether capital gains are long-term or short-term depends on how long a Fund owned the investments that generated them, rather than how long a Shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund has owned for more than one year and that are properly designated by that Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Capital gain of a non-corporate U.S. shareholder that is recognized on or before December 31, 2010 is generally taxed at a maximum rate of 15% where the property is held by the Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

          Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

          For taxable years beginning on or before December 31, 2010, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

          In general, distributions of investment income properly designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this

44

purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

          Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010.

          Distributions in excess of a Fund’s current and accumulated “earnings and profits” will be treated by a Shareholder receiving such distributions as a return of capital to the extent of such Shareholder’s basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a Shareholder’s basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them. Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).

          The sale, exchange or redemption of Fund shares by a Shareholder may give rise to a taxable gain or loss to that Shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the Shareholder has held the shares for more than 12 months, and otherwise as short-term capital gain or loss. Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning on or before December 31, 2010 is generally taxed at a maximum rate of 15% where the property is held by the shareholder for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

          If a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

          Under Treasury regulations, if a shareholder recognized a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their individual tax advisers to determine the applicability of these regulations in light of their individual circumstances.

          Certain investment and hedging activities of the Funds, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing and character of distributions to Shareholders and cause differences between a Fund’s book income and taxable income. The Fund’s use of these types of transactions may result in the Fund realizing more ordinary income and short-term capital gains subject to tax at ordinary tax rates than it would if it did not engage in such transactions. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders including the Funds of Funds. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

          Certain securities purchased by the Funds (such as STRIPS, CUBES, TRs, TIGRs, and CATS), as defined in the Funds’ Prospectuses, are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Manager would not otherwise have chosen to sell such securities and

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may result in a taxable gain or loss. The Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it makes any such investments in order to mitigate the effect of these rules.

          The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder (1) who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (2) who is subject to backup withholding by the IRS for failure to report the receipt of dividend or interest income properly, or (3) who fails to certify to the Fund that he or she is not subject to such withholding or that it is a corporation or other “exempt recipient”. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax and any amounts withheld may be refunded or credited against a shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

          The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Trust. Further tax information regarding Funds that invest in REITs and ETFs, the Municipal Funds, the International Equity Index Fund and the Funds of Funds is included in following sections of this Statement of Additional Information. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes. In addition, the foregoing discussion and the discussion below regarding Funds that invest in REITs and ETFs, the Municipal Funds, the International Equity Index Fund and the Funds of Funds are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

Additional Tax Information Concerning Funds that Invest in REITs and ETFs

          Some of the Funds invest in REITs. Such Funds’ investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT will generally not constitute qualified dividend income. However, REITs will generally be able to pass through the tax treatment of the tax-qualified dividends they receive.

          Some of the REITs in which the Funds may invest will be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in REMIC (referred to in the Code as an “Excess Inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.

          In general excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. Under current law, if a charitable remainder trust (defined in section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it will lose its tax-exempt status for the year. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a Share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Funds do not intend to invest directly in residual interests in REMICs or to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

          Distributions paid (or deemed paid) to foreign shareholders on or before December 31, 2007 by each Fund that are attributable to gain from “US real property interests” (“USRPIs”) which the Code defines to include direct holdings of U.S.

46

real property and interests (other than solely as a creditor) in “U.S. real property holding corporations” such as REITS, will give rise to an obligation for those foreign shareholders to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation’s U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period.

          Certain Funds may invest a portion of their assets in one or more exchange traded funds (“ETFs”). ETFs are index funds or trusts that are listed on an exchange. Investment by the Fund in an ETF qualifying as a regulated investment company under Subchapter M of the Code will receive the same tax treatment as an investment in a regulated investment company that is not listed on an exchange. Specifically, such shares are automatically diversified per the requirements of Subchapter M (in the same manner as cash). In addition, dividends received by the Fund from an ETF or an unlisted regulated investment company may qualify as qualified dividend income to the extent of the ETF’s or the unlisted regulated investment company’s underlying qualifying dividend income, when the Fund meets the holding period requirements in the ETF’s or non-listed regulated investment company’s shares and certain other requirements are met.

Additional Tax Information Concerning the Municipal Funds

          A Fund will be qualified to pay exempt-interest dividends to its Shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the total value of the Fund’s assets consists of obligations the interest on which is exempt from federal income tax.

          The policy of each Municipal Fund is to distribute each year as exempt-interest dividends substantially all the Fund’s net exempt-interest income. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Municipal Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund’s taxable year, which does not exceed, in the aggregate, the net interest income from Municipal Securities and other securities the interest on which is exempt from the regular federal income tax received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from a Municipal Fund during such year, regardless of the period for which the Shares were held.

          Exempt-interest dividends may generally be treated by a Municipal Fund’s Shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. However, each Shareholder of a Municipal Fund is advised to consult his, her or its tax adviser to determine the suitability of shares of the Fund as an investment and the precise effect of an investment in the Fund on their particular tax situation.

          Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be taken into account as a tax preference item for purposes of determining alternative minimum taxable income for purposes of determining liability (if any) for the federal alternative minimum tax applicable to individuals and the federal alternative minimum tax applicable to corporations. In the case of corporations, all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the federal alternative minimum tax imposed on corporations.

          Current federal law limits the types and volume of bonds qualifying for Federal income tax exemption of interest, which may have an effect on the ability of the Funds to purchase sufficient amounts of tax exempt securities to satisfy the Code’s requirements for the payment of “exempt-interest” dividends.

          All or a portion of interest on indebtedness incurred or continued by a Shareholder to purchase or carry Fund shares may not be deductible by the Shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund’s total distributions (not including distributions of net capital gain) paid to the Shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered to have been used for the purpose of purchasing or carrying particular assets, the purchase of Fund shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

          Each Municipal Fund may at times purchase Municipal Securities (or other securities the interest on which is exempt from the regular federal income tax) at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of the market discount will be included in the Fund’s ordinary income and will be taxable to shareholders as such when it is distributed to them.

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          Each Municipal Fund may acquire rights regarding specified portfolio securities under puts. See “Investment Objectives and Policies—Additional Information on Fund Investments—Futures and Options Trading.” The policy of each Municipal Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Funds could acquire under the 1940 Act. Therefore, although a Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

          The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Shareholders are advised to consult with their own tax advisors about state and local tax matters. Following is a brief discussion of treatment of exempt-interest dividends by certain states.

          Arizona Taxes. Shareholders of the Arizona Municipal Bond Fund will not be subject to Arizona income tax on exempt-interest dividends received from the Fund to the extent that such dividends are attributable to interest on tax-exempt obligations of the State of Arizona and its political subdivisions (“LOCAL OBLIGATIONS”). However, interest from Local Obligations may be includable in Federal gross income.

          Kentucky Taxes. Under Kentucky law, income distributed to resident shareholders of entities classified as regulated investment companies for federal income tax purposes retains the same character in the hands of the shareholder that it had in the hands of the distributing entity. Accordingly, dividends received from the Kentucky Municipal Bond Fund which are derived from interest on tax-exempt obligations of the Commonwealth of Kentucky, its agencies, and its political subdivisions, or from certain obligations of the United States and its territories, are exempt from Kentucky income tax. Other distributions by the Fund are subject to Kentucky income tax. These other distributions include, but are not limited to, those from net short-term and net long-term capital gains (including such gains on tax-exempt Kentucky municipal securities), interest earned on securities that are merely guaranteed by the federal government or its agencies, the net proceeds of repurchase agreements collateralized by securities issued by the federal government or its agencies, and interest earned on securities issued by any state other then Kentucky.

          Louisiana Taxes. Dividends received by Louisiana residents from the Louisiana Municipal Bond Fund are exempt from Louisiana income tax to the extent that they are derived from interest on the exempt obligations issued by the State of Louisiana or any of its political subdivisions, agencies, municipalities or other instrumentalities. In general, however, other distributions are subject to Louisiana income tax. All income from Fund shares retains its character in the hands of an individual taxpayer. Neither the State nor any of its municipalities may impose property tax on fund shares.

          Michigan Taxes. Distributions received from the Michigan Municipal Bond Fund are exempt from Michigan personal income tax to the extent they are derived from interest on tax-exempt Michigan Municipal Securities, under the current position of the Michigan Department of Treasury. Such distributions, if received in connection with a shareholder’s business activity, may, however, be subject to Michigan single business tax. For Michigan personal income tax and single business tax purposes, Fund distributions attributable to any source other than interest on tax-exempt Michigan Municipal Securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.

          Ohio Taxes. Distributions from the Ohio Municipal Bond Fund representing interest on obligations held by this Fund which are issued by the State of Ohio, and political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or its political subdivisions or agencies or instrumentalities (“Ohio Obligations”), are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such distributions from the Ohio corporation franchise tax net income base.

          Distributions that are properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

          Although the Fund distributions attributable to interest on, and any profit from the sale, exchange or other disposition of, Ohio Obligations are excludable from the net income base of the Ohio corporation franchise tax, the value of all Fund shares must be included in the net worth base of the Ohio corporation franchise tax.

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          This discussion of Ohio taxes assumes that the Ohio Municipal Bond Fund will continue to qualify as regulated investment companies under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

          West Virginia Taxes. Shareholders may reduce their West Virginia adjusted gross income (“AGI”) for that portion of the interest or dividends they receive which represents interest or dividends of the West Virginia Municipal Bond Fund on obligations or securities of any authority, commission or instrumentality of West Virginia that is exempt from the West Virginia personal income tax by Federal or West Virginia law. Shareholders may also reduce their West Virginia AGI for that portion of interest or dividends received from the Fund derived from obligations of the United States and from obligations or securities of some authorities, commissions or instrumentalities of the United States.

          However, shareholders cannot reduce their West Virginia AGI for any portion of interest or dividends received from the Fund derived from income on obligations of any state, or political subdivision thereof, other than West Virginia, regardless of any Federal law exemption, such as that accorded “exempt-interest dividends;” and they must increase their West Virginia AGI by the amount of such interest or dividend income. Also, a shareholder must increase his or her West Virginia AGI by interest on indebtedness incurred (directly or indirectly) to purchase or hold shares of the Fund to the extent such interest was deductible in determining Federal AGI. The sale, exchange, or redemption of Fund shares is subject to the West Virginia income tax to the extent the gain or loss from affects the determination of the shareholder’s Federal AGI.

          Capital Loss Carryforwards. For federal income tax purposes, the Funds listed below had capital loss carryforwards for the fiscal yean ended February 28, 2006 (amounts in thousands):

Fund	Capital Loss Carryforward	Expiration Date

Core Bond Fund
	21,191	12/31/2012
	10,237	12/31/2013
	4,209	12/31/2014
Remaining	35,637

Core Plus Bond Fund
	615	12/31/2007
	3,376	12/31/2008

	2,858	12/31/2012
	1,175	12/31/2013
	4,347	12/31/2014
Remaining	12,371

Government Bond Fund*
	1,242	12/31/2007
	5,900	12/31/2009
	2,650	12/31/2010
	376	12/31/2012
Remaining	10,168

High Yield Bond Fund
	3,540	12/31/2014
Remaining	3,540

Intermediate Bond Fund
	620	12/31/2008
	1,203	12/31/2009
	426	12/31/2011
	10,051	12/31/2012
	1,948	12/31/2013
	1,475	12/31/2014
Remaining	15,723

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Fund	Capital Loss Carryforward	Expiration Date

Mortgage-Backed Securities Fund
	7,134	12/31/2012
	7,519	12/31/2013
	1,459	12/31/2014
Remaining	16,112

Short Duration Bond fund
	1,623	12/31/2007
	190	12/31/2009
	112	12/31/2010
	918	12/31/2012
	736	12/31/2013
	2,672	12/31/2014
Remaining	6,251

Treasury & Agency Fund
	228	12/31/2014
Remaining	228

Ultra Short Duration Bond Fund
	602	12/31/2007
	632	12/31/2008
	762	12/31/2009
	321	12/31/2010
	3,761	12/31/2011
	10,780	12/31/2012
	5,666	12/31/2013
	2,598	12/31/2014
Remaining	25,122

Kentucky Municipal Bond Fund
	1,097	12/31/2008
	91	12/31/2009
Remaining	1,188

Louisiana Municipal Bond Fund
	900	12/31/2008
	144	12/31/2012
Remaining	1,044

Michigan Municipal Bond Fund
	4,816	12/31/2008
	4,926	12/31/2009
Remaining	9,742

Municipal Income Fund
	2,900	12/31/2008
	17,833	12/31/2009
	5,336	12/31/2012
	1,582	12/31/2014
Remaining	27,651

Ohio Municipal Bond Fund
	3,078	12/31/2008
	1,266	12/31/2009
	4	12/31/2010
	14	12/31/2012
Remaining	4,362

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Fund	Capital Loss Carryforward	Expiration Date

Short Term Municipal Bond Fund
	842	12/31/2012
	704	12/31/2014
Remaining	1,546

West Virginia Municipal Bond Fund
	1,018	12/31/2008
	385	12/31/2009
	2	12/31/2011
	13	12/31/2012
	224	12/31/2013
Remaining	1,642

* The Government Bond Fund capital loss carryforward includes $1,618 (amount in thousands) of losses acquired from JPMorgan U.S. Treasury Income Fund the use of which may be limited under Code Section 381-384.

          The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of Shares of a Municipal Fund. Additional tax information concerning all Funds of the Trust is contained in the immediately preceding section of this Statement of Additional Information. No attempt is made to present a complete explanation of the state income tax treatment of each Municipal Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Municipal Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

VALUATION

Valuation of the Income Funds and the Municipal Bond Funds

          Domestic equity securities listed on a U.S. or Canadian securities exchange shall be valued at the last sale price on the exchange on which the security is principally traded (the “primary exchange”) that is reported before the time when the net assets of the Funds are valued. Securities traded on more than one exchange shall be valued at the last sale price on the primary exchange. If there has been no sale on such primary exchange, then the security shall be valued at the last sale price on the secondary exchange. If there has been no sale on the primary exchange or the secondary exchange on the valuation date, the security shall be valued at the mean of the latest bid and ask quotations as of the closing of the primary exchange. The value of securities listed on the NASDAQ Stock Market, Inc. shall generally be the NASDAQ Official Closing Price.

          Generally, trading of foreign securities on most foreign markets is completed before the close in trading in U.S. markets. Additionally, trading on foreign markets may also take place on days on which the U.S. markets, and the Funds, are closed. The Funds have implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service, unless the Adviser determines in accordance with procedures adopted by the Trustees, as discussed below, that use of another fair valuation methodology is appropriate. To the extent that foreign equity securities are not fair valued utilizing quotations of an independent pricing service, such securities will be valued using the price of the last sale or official close of the primary exchange on which the security is purchased that is reported before the time when the net assets of the Funds are valued. If there has been no sale on the primary exchange on the valuation date, and the average of bid and ask quotations are less than or equal to the last sale price of local shares on the valuation date, the security shall be valued at the last sale price of the local shares. If the average of the bid and ask quotations on the primary exchange is greater than the last sale price of the local shares, the security shall be valued at the average of the closing bid and ask quotations of the foreign listed shares on the primary exchange.

          For purposes of calculating net asset value (“NAV”), all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates.

          Futures, options and other derivatives are valued on the basis of available market quotations.

          Securities of other open-end investment companies are valued at their respective NAVs.

          Fixed income securities with a remaining maturity of 61 days or more are valued using market quotations available from and supplied daily by third party pricing services or brokers/dealers of comparable securities. It is anticipated that such pricing services and brokers/dealers will provide bid-side quotations. Generally, short-term investments (other than certain high yield

51

securities) which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original maturity when acquired by the Fund was more than 60 days.

          Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the general supervision and responsibility of the Trustees. The Board of Trustees has established a Valuation Committee to assist the Board in its oversight of the valuation of the Funds’ securities. The Funds’ Administrator has established a Fair Valuation Committee (“FVC”) to (1) make fair value determinations in certain pre-determined situations as outlined in the procedures approved by the Board and (2) provide recommendations to the Board’s Valuation Committee in other situations. This FVC includes senior representatives from the Funds’ management as well as the Funds’ investment adviser. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET VALUE

          The net asset value per share of each Fund is determined and its Shares are priced as of the times specified in the Prospectus for the applicable Fund and applicable Share class. The net asset value per share of each Fund’s Shares is calculated by determining the value of the respective Class’s proportional interest in the securities and other assets of the Fund, less (i) such Class’s proportional share of general liabilities and (ii) the liabilities allocable only to such Class, and dividing such amount by the number of Shares of the Class outstanding. The net asset value of a Fund’s various classes may differ from each other due to expenses and liabilities particular to a class, such as distribution and shareholder service related expenses applicable to various classes of shares of the Funds in varying amounts.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          All of the classes of Shares in each Fund are sold on a continuous basis by JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (the “DISTRIBUTOR”), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

          In addition to purchasing Class A, Class B, Class C, Select Class, Ultra Shares and R Class Shares directly from the Distributor, an investor may purchase such shares through a financial advisor, investment adviser, broker, financial planner, bank, insurance company, retirement or 401(k) plan administrator or others including various affiliates of JPMorgan Chase (each a “FINANCIAL INTERMEDIARY”) that has established a selling or servicing agreement with the Distributor. Questions concerning the eligibility requirements for each class of the Trust’s Shares may be directed to the Distributor at 1-800-480-4111. Sales loads for Trustees and other affiliates of the Funds are waived due to their familiarity with the Funds.

          The JPMorgan Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The JPMorgan Funds may defer acting on a shareholder’s instructions until it has received them in proper form and in accordance with the requirements described in the applicable Prospectus.

          An investor may buy shares in a Fund: (i) through a Financial Intermediary; or (ii) through the Distributor by calling JPMorgan Funds Services. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming Shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to such Fund in writing.

Exchanges

          The exchange privileges described in the applicable Prospectus may be exercised only in those states where the Shares of the Fund or such other Fund may be legally sold.

52

          The shareholder will not pay a sales charge for such exchange, except as otherwise specified in the prospectus. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may discontinue this exchange privilege at any time.

          Shares of a Fund may only be exchanged into another JPMorgan Fund if the account registrations are identical. All exchanges are subject to meeting any investment minimum or eligibility requirements. With respect to exchanges from any JPMorgan Money Market Fund, shareholders must have acquired their shares in such Money Market Fund by exchange from one of the JPMorgan Non-Money Market Funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the Fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either Fund involved in the exchange for up to five business days if a Fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

Purchases-in-Kind

          The Funds may, at their own option, accept securities in payment for shares. The securities delivered in such a transaction are valued in the same manner as they would be valued for purposes of computing a Fund’s NAV, as described in the section entitled “Valuation.” This is a taxable transaction to the Shareholder. Purchases by means of in-kind contributions of securities will only be accepted if a variety of conditions are satisfied in accordance with procedures approved by the Board of Trustees.

          Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV of the shares being sold. If a Shareholder received a distribution in-kind, the Shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has not filed an election under Rule 18f-1 under the 1940 Act.

Redemptions

          The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when:

(a)	trading on the New York Stock Exchange (the “EXCHANGE”) is broadly restricted by the applicable rules and regulations of the SEC;

(b)	the Exchange is closed for other than customary weekend and holiday closing;

(c)	the SEC has by order permitted such suspension; or

(d)	the SEC has declared a market emergency.

Redemption Fees

          In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable contingent deferred sales charge (“CDSC”). However, shares of the High Yield Bond Fund held for less than 60 days are redeemable (or exchangeable) at a price equal to 98% of the then-current NAV per share, less any applicable CDSC. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60 day holding period. This 2% discount, referred to in the Funds’ Prospectuses and this Statement of Additional Information as a redemption fee, directly affects the amount a Shareholder who is subject to the discount receives upon redemption or exchange. It is intended to offset the brokerage commissions, capital gains impact and administrative and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term Shareholder trading. The fee is not a deferred sales charges and is not a commission paid to JPMorgan Investment Advisors or its affiliates (excluding the Funds). JPMorgan Investment Advisors or its affiliates do not receive any portion of the redemption fee. The Funds reserve the right to modify the terms of or terminate this fee at any time.

          The redemption fee will not be applied to (a) a redemption of Shares of a Fund outstanding for 60 days or more, (b) a redemption of shares purchased through the reinvestment of dividends or capital gain distributions paid by a Fund, (c) shares redeemed as part of a termination of certain employer-sponsored retirement plans, (d) redemption of a employer-sponsored retirement plan’s entire share position with the Fund, (e) a redemption of shares by a balance forward qualified retirement plan, (f) a redemption by a mutual fund wrap fee program, or (g) shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a regular rebalancing program, such as a wrap program, or shares redeemed as part of a bona fide asset allocation program; provided, that the redemption fee may be charged in the event that the Distributor determines that such programs are being used as a

53

market timing strategy. The redemption fee does not apply when a Fund exercises its right to liquidate accounts falling below the minimum account size or when a Fund redeems Shares to collect an applicable sub-minimum account fee. The redemption fee will not apply to Class A shares obtained through operation of the conversion feature applicable to the Class B shares even if they are redeemed within 60 days of conversion. The Funds do not impose a redemption fee if the amount of such fee would be less than $50. Financial Intermediaries may have a lower minimum or no minimum for charging redemption fees.

          Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to effectively identify market timers or the Fund does not seek to identify market timers, long-term investors may be adversely affected. The Funds do not authorize market timing and, except for the Funds identified in the Prospectuses, use reasonable efforts to identify market timers and apply any applicable redemption fee. There is no assurance, however, that the Funds will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult to identify accounts that should be charged a redemption fee and to collect any redemption fees owed to the Funds.

          For purposes of calculating the redemption fee, Shares purchased through the reinvestment of dividends or capital gain distributions paid by a Fund (“free shares”) will be treated as redeemed first. After a Shareholder’s free shares have been used up, shares will be redeemed on a first-in, first-out basis.

Applicability of Excessive Trading Limits and Redemption Fees to JPMorgan Investor Fund and JPMorgan SmartRetirement Fund Transactions

          For purposes of the application of the excessive trading limitations and the redemption fees, the JPMorgan Investor Balanced Fund, JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Growth Fund, JPMorgan Investor Growth & Income Fund, JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2010 Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2030 Fund and the JPMorgan SmartRetirement 2040 Fund will be considered asset allocation programs within the stated exceptions to the excessive trading limits and the redemption fees.

Additional Information About Class B and Class C Shares

          The Distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B Shares (excluding Class B Shares of the Short Duration Bond Fund, the Short Term Municipal Bond Fund, the Ultra Short Duration Bond Fund and the Treasury & Agency Fund), a commission of 2.75% of the offering price on sales of Class B Shares of the Short Duration Bond Fund, the Short Term Municipal Bond Fund, the Ultra Short Duration Bond Fund and the Treasury & Agency Fund, and a commission of 1.00% of the offering price on sales of Class C Shares other than the Short Duration Bond Fund, the Short Term Municipal Bond Fund, and the Ultra Short Duration Bond Fund. The Distributor keeps the entire amount of any CDSC the investor pays.

          If an investor redeems Class C Shares then uses that money to buy Class C Shares of a JPMorgan Fund within 90 days of that redemption, the second purchase will be free of a CDSC. Also, the 12b-1 aging will include the investor’s prior months’ holdings, so that the Financial Intermediary will receive the trail sooner.

          The CDSC, however, will not be waived if a defined contribution plan redeems all of the shares that it owns on behalf of participants prior to the CDSC Period, as defined below.

          A Fund may require medallion signature guarantees for changes that Shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a Shareholder has submitted an initial account application to a Fund and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A medallion signature guarantee may be obtained from an approved bank, broker, savings and loan association or credit union under Rule 17Ad-15 of the Securities Exchange Act.

          The Funds reserve the right to change any of these policies at any time and may reject any request to purchase Shares at a reduced sales charge.

          Investors may incur a fee if they effect transactions through a Financial Intermediary.

Systematic Withdrawal Plan

          Systematic withdrawals may be made on a monthly, quarterly or annual basis. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

54

(i)	monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

(ii)	quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

          If you withdraw more than the limits stated above in any given systematic withdrawal payment, you will be charged a CDSC for the amount of the withdrawal over the limit for that month or quarter.

          For accounts that allow systematic withdrawals only as a fixed dollar amount per month or quarter, the applicable Class B or Class C CDSC is waived provided that, on the date of the systematic withdrawal, the fixed dollar amount to be withdrawn, when multiplied by 12 in the case of monthly payments or by four in the case of quarterly payments, does not exceed 10% of your then-current balance in the Fund. If on any given systematic withdrawal date that amount would exceed 10%, you will be charged a CDSC on the entire amount of that systematic withdrawal payment. This calculation is repeated on each systematic withdrawal date.

          For accounts that allow systematic withdrawals on a percentage basis, a Class B or Class C CDSC will be charged only on that amount of a systematic payment that exceeds the limits set forth above for that month or quarter.

          Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

Cut-Off Times for Purchase, Redemption and Exchange Orders

          Orders to purchase, exchange or redeem shares accepted by the Funds, or by a Financial Intermediary authorized to accept such orders, by the cut-off times indicated in the Funds’ Prospectuses will be processed at the NAV next calculated after the order is accepted by the Fund or the Financial Intermediary. Under a variety of different types of servicing agreements, Financial Intermediaries that are authorized to accept purchase, exchange and redemption orders from investors are permitted to transmit those orders that are accepted by the Financial Intermediary before the cut-off times in the various Prospectuses to the Funds by the cut-off times stated in those agreements, which are generally later than the cut-off times stated in the Prospectuses.

MANAGEMENT OF THE TRUST

TRUSTEES

          The names of the Trustees of the Funds, together with information regarding their year of birth, the year each Trustee became a Board member of the Trust, the year each Trustee first became a Board member of any of the Predecessor JPMorgan Funds (if applicable), principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth); Positions with the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Independent Trustees
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President & Treasurer of Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	123	None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President & Chief Executive Officer, Eastern States Bankcard (1971-1988)	123	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer of Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979-present).	122*	Director, Cardinal Health, Inc. (CAH) (1994-present); Chairman, the Columbus Association of the Performing Arts (CAPA) (2003-present).

55

Name (Year of Birth); Positions with the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex
Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor of the City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	123

Director, Albert Einstein School of Medicine (1998-present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000-present); Director, Lincoln Center Institute for the Arts in Education (1999-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President-Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	123	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2002-present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000-2002); President, DCI Marketing, Inc. (1992-2000).	122*	None.

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	122*	Trustee, Mather LifeWays (1994-present); Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	123	Director, Radio Shack Corporation (electronics) (1987-present); Director, The National Football Foundation and College Hall of Fame (1994-present); Trustee, Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002-present); President, Kenyon College (1995-2002).	122*	Director, American University in Cairo.

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman of Lumelite Corporation (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer of Lumelite Corporation (1985-2002).	123	Trustee, Morgan Stanley Funds (198 portfolios) (1995-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.

Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2002-present); Chief Investment Officer, Wabash College (2004-present); self-employed consultant (January 2000 to present); Director of Investments, Eli Lilly and Company (1988-1999).

		122*

Director, AMS Group (2001-present); Trustee, Wabash College Indianapolis (1988-present); Trustee, Seabury-Western Theological Seminary (1993-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	123	None.

56

Name (Year of Birth); Positions with the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Interested Trustee
Leonard M. Spalding, Jr.** (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer of Chase Mutual Funds (1989-1998); President & Chief Executive Officer of Vista Capital Management (investment management) (1990-1998); Chief Investment Executive of Chase Manhattan Private Bank (investment management) (1990-1998).	123

Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catherine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington County Economic Development Authority (1997-present); Trustee, Marion and Washington County, Kentucky Airport Board (1998-present); Trustee, Catholic Education Foundation (2005-present).

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex which the Board of Trustees currently oversees includes nine registered investment companies (123 Funds).

*

This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore currently oversees eight registered investment companies (122 Funds).

**	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

          Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 73 for all Trustees, except Messrs. Reid and Eppley, for whom it is age 75. The Board of Trustees decides upon general policies and is responsible for overseeing the business affairs of the Trust.

          Standing Committees of the Board

          The Board of Trustees currently has four standing committees: the Audit, Compliance, Governance and Investment Committees.

          The members of the Audit Committee are Messrs. Armstrong (Chair), Eppley, Finn, Higgins and Ruebeck. The purposes of the Audit Committee are to: (i) appoint and determine compensation of the Funds’ independent accountants; (ii) evaluate the independence of the Funds’ independent accountants; (iii) oversee of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls; (iv) approve non-audit services, as required by the statutes and regulations administered by the SEC, including the 1940 Act and the Sarbanes-Oxley Act of 2002; (v) oversee the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds; (vi) determine the independence of the Funds’ independent registered public accounting firm; (vii) assist the Board in its oversight of the valuation of the Funds’ securities by the Adviser, as well as any sub-adviser; and (viii) to act as a liaison between the Funds’ independent registered public accounting firm and the full Board. At a meeting of the Board of Trustees, the Board approved the reorganization of the Audit Committee whereby the responsibilities for valuation of portfolio securities are transferred from the Valuation and Compliance Committee to the Audit Committee effective August 10, 2005. The Audit Committee has delegated the valuation responsibilities to the Valuation Sub-Committee, comprised of Messrs. Higgins and Ruebeck. In instances in which the valuation procedures of the Funds require Board action, but it is impracticable or impossible to hold a meeting of the entire Board, the Valuation Sub-Committee of the Audit Committee will act in lieu of the full Board. The Audit Committee was formed February 19, 2005, and, prior to that time, the predecessor Audit Committee of the Trust was comprised of all the members of the Board. The Audit Committee or the predecessor Audit Committee met eight times during the fiscal year ended February 28, 2006.

          As discussed above, the Valuation and Compliance Committee was reorganized and is now known as the Compliance Committee. The members of the Compliance Committee are Ms. McCoy (Chair) and Messrs. Oden, Schonbachler and Spalding. The primary purposes of the Valuation and Compliance Committee are to (i) assist the Board in its oversight of the valuation of the Funds’ securities by the Adviser, as well as any sub-adviser; and (ii) consider the appointment, compensation and removal of the Funds’ Chief Compliance Officer. The Compliance Committee was formed on February 19, 2005 and the Compliance Committee or its predecessor Valuation and Compliance Committee met five times during the fiscal year ended February 28, 2006.

          The members of the Governance Committee are Messrs. Reid (Chair), Goldstein, Marshall and Morton, who are each Independent Trustees of the JPMorgan Funds. The duties of the Governance Committee include, but are not limited to, (i)

57

selection and nomination of persons for election or appointment as Trustees; (ii) periodic review of the compensation payable to the non-interested Trustees; (iii) establishment of non-interested Trustee expense policies; (iv) periodic review and evaluation of the functioning of the Board and its committees; (v) selection of independent legal counsel to the non-interested Trustees and legal counsel to the Funds; (vi) oversight of ongoing litigation affecting the Funds, the Adviser or the non-interested Trustees; (vii) oversight of regulatory issues or deficiencies affecting the Fund (except financial matters considered by the Audit Committee); and (viii) oversight and review of matters with respect to service providers to the Funds (except the Funds’ independent registered public accounting firm). When evaluating a person as a potential nominee to serve as an Independent Trustee, the Governance Committee may consider, among other factors, (i) whether or not the person is “independent” and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the JPMorgan Funds, with consideration being given to the person’s business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person; (v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) to the extent consistent with the 1940 Act, such recommendations from management as are deemed appropriate. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, shareholders and other sources that the Governance Committee deems appropriate. The Governance Committee will review nominees recommended to the Board by shareholders and will evaluate such nominees in the same manner as it evaluate nominees identified by the Governance Committee. The Governance Committee was formed effective February 19, 2005 and met six times during the fiscal year ended February 28, 2006.

          Each member of the Board, except Mr. Reid, serves on the Investment Committee and Mr. Spalding acts as Chairperson. The Investment Committee has three sub-committees divided by asset type and different members of the Investment Committee serve on the sub-committee with respect to each asset type. For the Equity Funds, the sub-committee members are Messrs. Higgins (Chair), Finn and Morton and Ms. McCoy. For the Fixed Income Funds, the sub-committee members are Messrs. Ruebeck (Chair), Eppley, Oden and Schonbachler. For the Money Market Funds, the sub-committee members are Messrs. Goldstein (Chair), Armstrong and Marshall. The function of the Investment Committee and its sub-committees is to assist the Board in the oversight of the investment management services provided by the Adviser to the Funds, as well as any sub-adviser to the Funds. The full Board may delegate to the Investment Committee from time to time the authority to make Board level decisions on an interim basis when it is impractical to convene a meeting of the full Board. The primary purpose of each sub-committee is to receive reports concerning investment management topics, concerns or exceptions with respect to particular Funds that the sub-committee is assigned to oversee, and to facilitate the understanding by the Committee and the Board of particular issues related to investment management of Funds reviewed by the sub-committee. The Investment Committee was formed effective February 19, 2005 and met six times during the fiscal year ended February 28, 2006.

          Ownership of Securities

          As of December 31, 2005, each of the Trustees beneficially owned shares of certain Funds of the Trust in the amounts shown below.

Name of Trustee	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies overseen by the Trustee in the Family of Investment Companies(1)(2)

Independent Trustees
William J. Armstrong	None		Over $100,000
Roland R. Eppley, Jr.	None		Over $100,000
John F. Finn (2)	None	(3)	Over $100,000
Dr. Matthew Goldstein	None		$50,001-$100,000
Robert J. Higgins	None		None
Peter C. Marshall (2)	None	(3)	Over $100,000
Marilyn McCoy (2)	None	(3)	Over $100,000
William G. Morton, Jr.	None		None
Robert A. Oden, Jr. (2)	None	(3)	Over $100,000
Fergus Reid, III	None		Over $100,000
Frederick W. Ruebeck (2)	None		Over $100,000
James J. Schonbachler	None		$50,001-$100,000
Interested Trustee

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Leonard M. Spalding, Jr.	None	Over $100,000

(1)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes nine registered investment companies (123 funds).

(2)

This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore currently oversees eight registered investment companies (122 funds).

(3)

The following Trustees have deferred compensation balances through participation in the Deferred Compensation Plan for Trustees of One Group Mutual Fund and One Group Investment Trust (the “One Group Plan”). Under the One Group Plan, the Trustees were permitted to specify one or more of the funds of One Group Mutual Funds to measure the investment performance of the applicable Trustee’s deferred compensation account. The following table shows the name of the Trustee with deferred compensation balances under the One Group Plan, the current name of the Funds that were specified by such Trustees to measure investment performance and dollar range of deferred compensation balances, the performance of which is measured by the performance of the funds in the complex, as of December 31, 2005.

Name of Trustee	As of December 31, 2005, Dollar Range of Equity Securities in the Funds of the Trust listed below used to Measure Investment Performance of Deferred Compensation Accounts

John F. Finn	Multi-Cap Market Neutral Fund Large Cap Value Fund Small Cap Value Fund Small Cap Growth Fund High Yield Bond Fund	Over $100,000 $50,001-$100,000 Over $100,000 Over $100,000 $50,001-$100,000

Peter C. Marshall	Investor Growth Fund	Over $100,000

Marilyn McCoy	Diversified Mid Cap Value Fund Diversified Mid Cap Growth Fund Small Cap Growth Fund High Yield Bond Fund Mortgage-Backed Securities Fund Small Cap Value Fund	$50,001-$100,000 over $100,000 over $100,000 $50,001-$100,000 $50,001-$100,000 $50,001-$100,000

Robert A. Oden	Large Cap Growth Fund Equity Index Fund Core Bond Fund	$50,001-$100,000 $50,001-$100,000 $50,001-$100,000

          As of December 31, 2005, none of the independent Trustees or their immediate family members owned securities of the Investment Advisers or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Investment Adviser or JPMDS.

          Trustee Compensation

          Prior to February 19, 2005, the heritage JPMorgan Funds paid each Trustee of the heritage JPMorgan Funds an annual fee of $120,000 and reimbursed the Trustees for expenses incurred in connection with their service as a Trustee. In addition, the JPMorgan Funds paid the Chairman $130,000 and each Committee Chairman $40,000.

          Prior to February 19, 2005, the heritage One Group Mutual Funds paid each Trustee of the heritage One Group Mutual Funds a fee of $110,000 and reimbursed the Trustees for expenses incurred in connection with their service as a Trustee. In addition the One Group Mutual Funds paid the Chairman an additional $20,000.

          After the two fund groups merged on February 19, 2005 and became the “JPMorgan Funds” the Funds paid each Trustee of the combined Board an annual fee of $122,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds paid the Chairman $130,000 and the Vice Chairman $41,000. The Chairman and Vice Chairman received no additional compensation for service as committee or sub-committee chairmen. Committee chairs and Sub-Committee chairs who were not already receiving an additional fee were each paid $40,000 and $20,000, respectively. The Funds bore expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          As of July 1, 2005, the JPMorgan Funds pay each Trustee an annual fee of $183,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $167,000 and the Vice Chairman $67,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and Sub-Committee chairs who are not already receiving an additional fee are each paid $52,000 and $27,000, respectively. The Trustees may hold various other directorships unrelated to the JPMorgan Funds Complex. The Funds will bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

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          Trustee Aggregate compensation paid by each of the Funds in this SAI and the JPMorgan Funds Complex for the calendar year ended December 31, 2005, are set forth below:

COMPENSATION TABLE

Name of Trustee	JPMorgan Arizona Municipal Bond Fund	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Government Bond Fund
Independent Trustees
William J. Armstrong	$130	$3,789	$1,249	$1,025
Roland R. Eppley, Jr.	100	2,921	963	791
John F. Finn[2]	145	4,501	1,371	1,088
Dr. Matthew Goldstein	116	3,353	1,110	909
Robert J. Higgins	116	3,353	1,110	909
Peter C. Marshall[2]	188	5,804	1,772	1,407
Marilyn McCoy[2]	166	5,105	1,573	1,250
William G. Morton, Jr.	100	2,920	963	790
Robert A. Oden, Jr.[2]	140	4,324	1,218	1,045
Fergus Reid, III	196	5,717	1,885	1,547
Frederick W. Ruebeck[2]	154	4,724	1,453	1,155
James J. Schonbachler	100	2,920	963	790
Interested Trustee
Leonard M. Spalding, Jr.	130	3,789	1,249	1,025

Name of Trustee	JPMorgan High Yield Bond Fund	JPMorgan Intermediate Bond Fund	JPMorgan Kentucky Municipal Bond Fund	JPMorgan Louisiana Municipal Bond Fund
Independent Trustees
William J. Armstrong	$1,111	$1,369	$104	$99
Roland R. Eppley, Jr.	857	1,055	80	76
John F. Finn[2]	1,164	1,690	119	119
Dr. Matthew Goldstein	987	1,216	93	88
Robert J. Higgins	987	1,216	93	88
Peter C. Marshall[2]	1,505	2,174	154	153
Marilyn McCoy[2]	1,339	1,909	136	135
William G. Morton, Jr.	857	1,055	80	76
Robert A. Oden, Jr.[2]	1,118	1,621	114	114
Fergus Reid, III	1,672	2,062	157	149
Frederick W. Ruebeck[2]	1,238	1,769	126	125
James J. Schonbachler	857	1,055	80	76
Interested Trustee
Leonard M. Spalding, Jr.	1,111	1,369	104	99

Name of Trustee	JPMorgan Michigan Municipal Bond Fund	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Municipal Income Fund	JPMorgan Ohio Municipal Bond Fund
Independent Trustees
William J. Armstrong	$265	$1,197	$865	$213
Roland R. Eppley, Jr.	204	924	667	164
John F. Finn[2]	297	1,315	1,063	242
Dr. Matthew Goldstein	235	1,064	768	189
Robert J. Higgins	235	1,067	768	189
Peter C. Marshall[2]	284	1,701	1,306	313
Marilyn McCoy[2]	340	1,510	1,152	277
William G. Morton, Jr.	204	924	667	164
Robert A. Oden, Jr.[2]	286	1,265	972	233
Fergus Reid, III	400	1,807	1,303	321
Frederick W. Ruebeck[2]	314	1,397	1.066	256

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James J. Schonbachler	204	924	667	164
Interested Trustee
Leonard M. Spalding, Jr.	265	1,197	865	213

Name of Trustee	JPMorgan Short Duration Bond Fund	JPMorgan Short Term Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Treasury & Agency Fund
Independent Trustees
William J. Armstrong	$1,096	$444	$1,004	$142
Roland R. Eppley, Jr.	845	243	765	109
John F. Finn[2]	1,194	506	925	174
Dr. Matthew Goldstein	973	394	883	126
Robert J. Higgins	973	394	883	126
Peter C. Marshall[2]	1,541	652	1,202	224
Marilyn McCoy[2]	1,366	576	1,085	197
William G. Morton, Jr.	844	342	774	109
Robert A. Oden, Jr.[2]	1,146	485	890	167
Fergus Reid, III	1,652	668	1,513	213
Frederick W. Ruebeck[2]	1,264	533	999	182
James J. Schonbachler	844	342	774	109
Interested Trustee
Leonard M. Spalding, Jr.	1,096	444	1,004	142

Name of Trustee	JPMorgan Ultra Short Duration Bond Fund	JPMorgan West Virginia Municipal Bond Fund	Total Compensation Paid from the Fund Complex[1]

Independent Trustees
William J. Armstrong	$1,855	$94	$204,417
Roland R. Eppley, Jr.	1,430	72	157,417
John F. Finn[2]	2.070	105	0	^
Dr. Matthew Goldstein	1,648	83	179,833
Robert J. Higgins	1,648	83	179,833
Peter C. Marshall[2]	2,670	136	229,333
Marilyn McCoy[2]	2,363	121	0	^^
William G. Morton, Jr.	1,430	72	157,417
Robert A. Oden, Jr.[2]	1,986	101	137,250	^^^
Fergus Reid, III	2,790	141	309,000
Frederick W. Ruebeck[2]	2,186	111	190,500
James J. Schonbachler	1,430	72	157,417
Interested Trustee
Leonard M. Spalding, Jr.	1,855	94	204,47

^	Does not include $176,250 of Deferred Compensation

^^	Does not include $207,083 of Deferred Compensation

^^^	Does not include $32,500 of Deferred Compensation

1  A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees currently services includes nine registered investment companies (123) funds.

2  This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore currently oversees eight registered investment companies (122 funds).

          The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the “Deferred Compensation Plan”) pursuant to which the Trustees are permitted to defer part or all of their compensation. Amounts deferred are deemed invested in shares of one or more series of the JPMorgan Trust I, JPMorgan Trust II, Undiscovered Managers Funds, J.P. Morgan Mutual Fund Group, J.P. Morgan Fleming Mutual Fund Group, Inc. and the J.P. Morgan Mutual Fund Investment Trust, as selected by the Trustee from time to time, to be used to measure the performance of a Trustee’s deferred compensation account. Amounts deferred under the Deferred Compensation Plan will be deemed to be invested in Select Class Shares of the identified funds, unless Select Class Shares are not available, in which case the amounts will be deemed to be invested in Class A Shares. A Trustee’s deferred compensation account, will be paid at such times as elected by the Trustee, subject to certain mandatory

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payment provisions in the Deferred Compensation Plan (e.g., death of a Trustee). Deferral and payment elections under the Deferred Compensation Plan are subject to strict requirements for modification. Messrs. Finn, Oden, Eppley and Spalding are the only Trustees who currently are deferring compensation under the Deferred Compensation Plan. Other Trustees have accounts under the Deferred Compensation Plan representing amounts deferred under the Deferred Compensation Plan or predecessor plans in prior years.

OFFICERS

          The Trust’s executive officers (listed below) are generally employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trust. The officers hold office until a successor has been elected and duly qualified. As of December 31, 2005, the Trust had no employees and as of such date, did not provide any compensation to any officers of the Trust.

          The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Funds and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth); Positions Held with the Funds (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)

Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President (2005)*

Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)

Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc. from 1996-2001, an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2005)*

Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2005)

Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration—Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial’s asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)

Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2005)

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

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Name (Year of Birth); Positions Held with the Funds (Since)	Principal Occupations During Past 5 Years

Nancy E. Fields (1949), Assistant Secretary (2005)*

Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005 Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)

Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*

Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA 02108.

          As of April 1, 2006, the Officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.

          JPMorgan Investment Advisors is an “affiliated person” of the Trust within the meaning of that term under the 1940 Act. Certain individuals, who are also officers of the Trust in the Fund Complex, hold or have held positions with JPMorgan Investment Advisors as follows: Nancy E. Fields served as Project Manager, One Group, from July 1999 to October 1999.

INVESTMENT ADVISERS AND SUB-ADVISER

          JPMorgan Investment Advisors Inc.

          Investment advisory services to each of the Funds JPMorgan Investment Advisors makes the investment decisions for the assets of the Funds it advises (except the High Yield Bond Fund and the high yield portion of the Core Plus Bond Fund which are sub-advised by JPMHYP). In addition, JPMorgan Investment Advisors continuously reviews, supervises and administers the Funds’ investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust’s Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of JPMorgan Chase, any bank affiliate of JPMorgan Investment Advisors or any other bank, and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

          On July 1, 2004, Bank One Corporation, the former indirect corporate parent of JPMorgan Investment Advisors, merged into J.P. Morgan Chase & Co. (now officially known as JPMorgan Chase & Co.). On that date, JPMorgan Investment Advisors became an indirect, wholly-owned subsidiary of JPMorgan Chase. The Distributor and Administrator of the Funds are also subsidiaries of JPMorgan Chase. JPMorgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. JPMorgan Chase has a long history of offering a wide range of banking and investment services to customers throughout the United State and the world. The firm, through its predecessor companies, has been in business for over a century.

          Historically, JPMorgan Investment Advisors represented a consolidation of the investment advisory staffs of a number of bank affiliates of the former Bank One Corporation, which have considerable experience in the management of open-end management investment company portfolios, including the Trust (formerly, The One Group and the Helmsman Funds) since 1985.

          During the fiscal years ended June 30, 2004 and 2005 and February 28, 2006, the Funds of the Trust paid the following investment advisory fees to JPMorgan Investment Advisors and JPMorgan Investment Advisors voluntarily waived investment advisory fees as follows:

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ADVISORY FEES
(in 000’s)

	Fiscal Year Ended June 30				Fiscal Year Ended February 28, 2006
	2004		2005
Funds	Net	Waived	Net	Waived	Net	Waived
Arizona Municipal Bond	$609	$76	$512	$55	$276	—
Core Bond	$21,503	$11,397	$17,691	$7,661	$7,884	—
Core Plus Bond	$6,049	$2,250	$5,196	$1,571	$2,608	—
Government Bond	$4,009	$711	$3,233	$761	$2,126	—
High Yield Bond	$6,772	$1,162	$7,798	$1,132	$4,958	—
Intermediate Bond	$7,680	$4,875	$6,243	$2,935	$2,780	—
Kentucky Municipal Bond	$526	$67	$427	$40	$214	$10
Louisiana Municipal Bond	$557	$280	$392	$163	$195	$8
Michigan Municipal Bond	$1,247	$161	$1,003	$131	$564	—
Mortgage-Backed Securities	$2,907	$1,822	$3,242	$1,917	$3,019	$1,198
Municipal Income	$4,627	$578	$3,453	$429	$1,976	—
Ohio Municipal Bond	$1,035	$558	$841	$337	$439	—
Short Duration Bond	$4,294	$3,304	$3,521	$2,699	$1,827	$385
Short Term Municipal Bond	$1,966	$1,454	$1,622	$859	$731	—
Tax Free Bond	$2,228	$278	$2,466	$169	$2,111	—
Treasury & Agency	$443	$446	$365	$279	$292	$6
Ultra Short Duration Bond	$5,420	$6,997	$4,503	$4,985	$3,111	$1,106
West Virginia Municipal Bond	$435	$61	$368	$41	$193	—

          All investment advisory services provided to the Funds by JPMorgan Investment Advisors are provided pursuant to an amended and restated investment advisory agreement dated August 12, 2004 (the “INVESTMENT ADVISORY AGREEMENT”). The Investment Advisory Agreement (and the Amended and Restated Sub-Investment Advisory Agreement for the Core Plus Bond Fund and the High Yield Bond Fund, the “ADVISORY AND SUB-ADVISORY AGREEMENT”) will continue in effect as to a particular Fund until November 30, 2005 for the Sub-Investment Advisory Agreements, October 31, 2005 for the Investment Advisory Agreement with JPMorgan Investment Advisors and thereafter, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “ADDITIONAL INFORMATION—Miscellaneous” in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Advisory and Sub-Advisory Agreements were approved by the Trust’s Board of Trustees at their quarterly meeting on August 12, 2004 and were reapproved at meetings held in July and August 2005. The Advisory and Sub-Advisory Agreements may be terminated as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Advisor or Sub-Advisor as the case may be. The Advisory and Sub-Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

          With respect to each class of Shares of the Funds, for the period through June 30, 2007, JPMorgan Investment Advisors, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Funds as indicated below. The last column in the table below shows the percentage fee that JPMorgan Investment Advisors is entitled to under the Investment Advisory Agreement. The fee is based on the annual percentages of the average daily net assets of the Funds.

Funds	Class A	Class B	Class C	Select Class	Ultra	Advisory Fee
1. Arizona Municipal Bond Fund	0.88%	1.53%	1.53%	0.63%	NA	0.30%
2. Core Bond Fund	0.75%	1.46%	1.46%	0.60%	0.48%	0.30%
3. Core Plus Bond Fund	0.92%	1.57%	1.57%	0.67%	0.45%	0.30%
4. Government Bond Fund	0.75%	1.48%	1.48%	0.55%	0.50%	0.30%
5. High Yield Bond Fund	1.15%	1.80%	1.80%	0.90%	0.81%	0.65%
6. Intermediate Bond Fund	0.83%	1.48%	1.48%	0.58%	0.48%	0.30%
7. Kentucky Municipal Bond Fund	0.88%	1.53%	1.53%	0.63%	NA	0.30%
8. Louisiana Municipal Bond Fund	0.88%	1.53%	1.53%	0.63%	NA	0.30%
9. Michigan Municipal Bond Fund	0.88%	1.53%	1.53%	0.63%	NA	0.30%
10. Mortgage-Backed Securities Fund	0.65%	NA	NA	0.40%	0.25%	0.35%

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Funds	Class A	Class B	Class C	Select Class	Ultra	Advisory Fee
11. Municipal Income Fund	0.87%	1.52%	1.52%	0.62%	NA	0.30%
12. Ohio Municipal Bond Fund	0.88%	1.53%	1.53%	0.63%	NA	0.30%
13. Short Duration Bond Fund	0.80%	1.30%	1.30%	0.55%	0.44%	0.25%
14. Short Term Municipal Bond Fund	0.80%	1.30%	1.30%	0.55%	NA	0.25%
15. Tax Free Bond Fund	0.75%	1.44%	1.44%	0.58%	NA	0.30%
16. Treasury & Agency Fund	0.70%	1.20%	1.20%	0.45%	NA	0.30%
17. Ultra Short Duration Bond Fund	0.70%	1.20%	1.20%	0.45%	0.44%	0.25%
18. West Virginia Municipal Bond Fund	0.88%	1.53%	1.53%	0.63%	NA	0.30%

          In addition to the contractual waivers set forth above, JPMorgan Investment Advisors, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for Ultra Shares for the funds listed below. These waivers are voluntary and may be discontinued at any time without notice.

Ultra Shares—Voluntary Waivers

Name of Fund
Core Bond Fund	0.40%
Intermediate Bond Fund	0.40%
Short Duration Bond Fund	0.30%
Ultra Short Duration Bond Fund	0.25%

          In addition to the waivers set forth above, JPMorgan Investment Advisors, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for R Class Shares for the funds listed below. These expense cap limits are in place until October 31, 2007 for all the funds listed below.

R Class Shares—Waivers

Name of Fund
Core Bond Fund	0.53%
High Yield Bond Fund	0.86%

          The Advisory and Sub-Advisory Agreements provide that the respective Adviser or Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser or Sub-Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

          JPMorgan High Yield Partners LLC

           JPMorgan High Yield Partners LLC (“JPMHYP”) serves as investment Sub-Adviser to the High Yield Bond Fund pursuant to an amended and restated sub-investment advisory agreement with JPMorgan Investment Advisors (the “HIGH YIELD INVESTMENT ADVISORY AGREEMENT”). JPMHYP was formed in June 1998 to provide investment advisory services related to high yield, high risk assets to various clients, including the High Yield Bond Fund. For its services during the period beginning October 29, 2004 and ending February 18, 2005, JPMHYP was entitled to a fee, which was calculated daily and paid monthly by JPMorgan Investment Advisors, equal to 0.70% of the High Yield Bond Fund’s average daily net assets. Beginning February 19, 2005, JPMHYP was entitled to a fee, which is calculated daily and paid monthly by JPMorgan Investment Advisors, equal to 0.60% of the High Yield Bond Fund’s average daily net assets. For the fiscal years ended June 30, 2004, and 2005, and February 28, 2006 respectively, JPMorgan Investment Advisors paid JPMHYP $7,425,759.28 ($549,236.55 of which was waived), $7,887,597 ($207,779 of which was waived), and $5,013,520.00 ($385,658.00 of which was waived) respectively, in sub-advisory fees with respect to the High Yield Bond Fund.

          JPMHYP also serves as investment sub-adviser to the Core Plus Bond Fund pursuant to an amended and restated sub-investment advisory agreement with JPMorgan Investment Advisors (the “CORE PLUS BOND FUND ADVISORY AGREEMENT”). Under the Core Plus Bond Fund Advisory Agreement, JPMHYP provides a continuous investment program with respect to those assets of the Core Plus Bond Fund that are designated by JPMorgan Investment Advisors for investment in high yield assets (the “PORTFOLIO”). For its services, for the period beginning October 29, 2004 and ending February 18, 2005, JPMHYP was entitled to a fee, which was calculated daily and paid monthly, equal to 0.60% of the Portfolio’s average daily net assets. Beginning February 19, 2005, JPMHYP is entitled to a fee, which is calculated daily and paid monthly, equal to 0.30% of the Portfolio’s average daily net assets. JPMHYP has agreed to waive a portion of the sub-advisory fee equal to the

65

percentage of the investment advisory fee waived by JPMorgan Investment Advisors under the Investment Advisory Agreement between the Trust and JPMorgan Investment Advisors. For the fiscal years ended June 30, 2004 and 2005, and February 28, 2006, JPMorgan Investment Advisors paid JPMHYP $549,983.06 ($155,737.51 of which was waived), $370,371 ($107,618 of which was waived), and $182,037.00, respectively, in sub-advisory fees with respect to the Core Plus Bond Fund.

          JPMHYP was controlled by JPMorgan Investment Advisors and Pacholder Associates, Inc., an investment advisory firm which specializes in high yield, high risk, fixed income securities. On January 26, 2005, JPMorgan Investment Advisors, Pacholder and certain other parties entered into an agreement pursuant to which Pacholder sold its entire interest in JPMHYP to JPMorgan Investment Advisors (the “Transaction”). The transaction closed on February 28, 2005.

Other Accounts Managed by the Portfolio Managers of Funds

          The following tables show information regarding other accounts managed by portfolio managers of the Funds listed in this SAI as of February 28, 2006:

	Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

Arizona Municipal Bond Fund
Kimberly Bingle	5	1,783	0	0	23	1,272
David Sivinski	10	5,609	0	0	15	389
Core Bond Fund
Douglas Swanson	6	6.448	2	326	56	7,275
Christopher Nauseda	2	123	0	0	41	2,063
Core Plus Bond Fund
Duane Huff	0	0	0	0	4	144
William Morgan	2	1,292	0	0	8	184
Mark Jackson	0	0	0	0	34	1,557
Richard Figuly	2	2,768	0	0	4	317
Government Bond Fund
Michael Sais	2	3,041	0	0	6	2,687
Scott Grimshaw	6	2,073	0	0	40	2,094
High Yield Bond Fund
William J. Morgan	2	1,458	0	0	8	184
James P. Shanahan	0	0	0	0	0	0
Intermediate Bond Fund
Douglas Swanson	6	9,102	2	3,256	56	7,275
Scott Grimshaw	6	1,811	0	0	40	2,094
Kentucky Municipal Bond Fund
David Sivinski	10	5,644	0	0	15	389
Kimberly Bingle	5	1,818	0	0	23	1,272
Louisiana Municipal Bond Fund
David Sivinski	10	5,659	0	0	15	389
Kimberly Bingle	5	1,833	0	0	23	1,272
Michigan Municipal Bond Fund
David Sivinski	10	5,467	0	0	15	389
Kimberly Bingle	5	1,641	0	0	23	1,272
Mortgage-Backed Securities Fund
Douglas Swanson	6	9,128	2	326	56	7,275
Michael Sais	2	2,805	0	0	6	2,687
Municipal Income Fund
Jennifer Tabak	3	683	0	0	0	0
David Sivinski	10	4,518	0	0	15	389
Ohio Municipal Bond und
David Sivinski	10	5,537	0	0	15	389
Jennifer Tabak	3	683	0	0	0	0
Short Duration Bond Fund
Gregg F. Hrivnak	1	1,752	0	0	5	102
Richard Figuly	2	3,031	0	0	4	317
Short Term Municipal Bond Fund
James Ahn	2	689	0	0	71	3,885
Kevin Ellis	2	809	0	0	149	4,230

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	Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

Tax Free Bond Fund
Richard Taormina	4	4,268	0	0	5	122
Kimberly Bingle	5	704	0	0	23	1,272
Treasury & Agency Fund
Scott Grimshaw	6	2,984	0	0	40	2,094
Peter M. Simons	0	0	0	0	15	951
Ultra Short Duration Bond Fund
Michael Sais	2	2,342	0	0	6	2,687
Gregg F. Hrivnak	1	1,016	0	0	5	102
Richard Figuly	2	2,295	0	0	4	317
West Virginia Municipal Bond Fund
Kimberly Bingle	5	1,826	0	0	23	1,272
David Sivinski	10	5,652	0	0	15	389

	Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

Arizona Municipal Bond Fund
Kimberly Bingle	0	0	0	0	0	0
David Sivinski	0	0	0	0	0	0
Core Bond Fund
Douglas Swanson	0	0	0	0	0	0
Christopher Nauseda	0	0	0	0	0	0
Core Plus Bond Fund
Duane Huff	0	0	0	0	0	0
William Morgan	0	0	0	0	0	0
Mark Jackson	0	0	0	0	0	0
Richard Figuly	0	0	0	0	0	0
Government Bond Fund
Michael Sais	0	0	0	0	0	0
Scott Grimshaw	0	0	0	0	0	0
High Yield Bond Fund
William J. Morgan	0	0	0	0	0	0
James P. Shanahan	0	0	0	0	0	0
Intermediate Bond Fund
Douglas Swanson	0	0	0	0	0	0
Scott Grimshaw	0	0	0	0	0	0
Kentucky Municipal Bond Fund
David Sivinski	0	0	0	0	0	0
Kimberly Bingle	0	0	0	0	0	0
Louisiana Municipal Bond Fund
David Sivinski	0	0	0	0	0	0
Kimberly Bingle	0	0	0	0	0	0
Michigan Municipal Bond Fund
David Sivinski	0	0	0	0	0	0
Kimberly Bingle	0	0	0	0	0	0
Mortgage-Backed Securities Fund
Douglas Swanson	0	0	0	0	0	0
Michael Sais	0	0	0	0	0	0
Municipal Income Fund
Jennifer Tabak	0	0	0	0	0	0
David Sivinski	0	0	0	0	0	0
Ohio Municipal Bond und
David Sivinski	0	0	0	0	0	0
Jennifer Tabak	0	0	0	0	0	0
Short Duration Bond Fund
Gregg F. Hrivnak	0	0	0	0	0	0

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	Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

Richard Figuly	0	0	0	0	0	0
Short Term Municipal Bond Fund
James Ahn	0	0	0	0	0	0
Kevin Ellis	0	0	0	0	0	0
Tax Free Bond Fund
Richard Taormina	0	0	0	0	0	0
Kimberly Bingle	0	0	0	0	0	0
Treasury & Agency Fund
Scott Grimshaw	0	0	0	0	0	0
Peter M. Simons	0	0	0	0	0	0
Ultra Short Duration Bond Fund
Michael Sais	0	0	0	0	0	0
Gregg F. Hrivnak	0	0	0	0	0	0
Richard Figuly	0	0	0	0	0	0
West Virginia Municipal Bond Fund
Kimberly Bingle	0	0	0	0	0	0
David Sivinski	0	0	0	0	0	0

     Potential Conflicts of Interest

          The charts above show the number, type and market value as of February 28, 2006 of the accounts other than the Fund that are managed by the Funds’ portfolio managers. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Funds (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

          Responsibility for managing the Investment Advisers’ and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio (for example, high yield investments for the Strategic Income Fund) are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

          The Investment Adviser and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Funds or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Investment Adviser and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Investment Adviser or its affiliates could be viewed as having a conflict of interest to the extent that the Investment Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Investment Adviser’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Investment Adviser and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Investment Adviser or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Investment Adviser and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the Investment Adviser’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Investment Adviser or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

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          As an internal policy matter, the Investment Adviser or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Investment Adviser or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. It should be recognized that such policies may preclude a Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

          The Investment Adviser and/or its affiliates serve as advisor to the Funds, to the JPMorgan SmartRetirement Funds (collectively, the “JPMorgan SmartRetirement Funds”) and to the JPMorgan Investor Funds (collectively, the “Investor Funds”). The JPMorgan SmartRetirement Funds and the Investor Funds may invest in shares of the Funds (other than the JPMorgan SmartRetirement Funds and the Investor Funds). Because the Investment Adviser and/or its affiliates is the adviser to the Funds and it or its affiliates is adviser to the JPMorgan SmartRetirement Funds and the Investor Funds, it may be subject to certain potential conflicts of interest when allocating the assets of the JPMorgan SmartRetirement Funds and the Investor Funds among the Funds. Purchases and redemptions of Fund shares by a Smart Retirement Fund or an Investor Fund due to reallocations or rebalancings may result in a Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a Fund’s transaction costs. Large redemption by a JPMorgan SmartRetirement Fund or an Investor Fund may cause a Fund’s expense ratio to increase due to a resulting smaller asset base. In addition, the portfolio managers of the JPMorgan SmartRetirement Funds and the Investor Funds may have access to the holdings of some of the Funds as well as knowledge of and a potential impact on investment strategies and techniques of the Funds.

          The goal of the Investment Adviser and its affiliates is to meet their fiduciary obligation with respect to all clients. The Investment Adviser and its affiliates have policies and procedures designed to manage the conflicts. The Investment Adviser and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Investment Advisers’ Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, the Investment Adviser and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

          Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with the Investment Adviser’s and its affiliates’ duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the Investment Adviser and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

          Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Investment Adviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Investment Adviser or its affiliates so that fair and equitable allocation will occur over time.

          Portfolio Manager Compensation

          The Adviser’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments in selected mutual funds advised by the Adviser or its affiliates. These elements reflect individual performance and the performance of the Adviser’s business as a whole.

          Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark

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index listed in the Fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

          Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

          Investment Personnel Holdings

          The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager and team leader who serves on a team that manages a Fund, as of February 28, 2006. For Funds that do not have a portfolio manager, this table shows the dollar range of Fund shares beneficially owned by other personnel who are involved in the management of the Fund. This table includes shares beneficially owned by such investment personnel through JPMorgan Investment Advisors’ deferred compensation plan and the JPMorgan Chase 401(k) plan.

Dollar Range of Shares in the Funds

Fund	Name	None	$1 - $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	Over $1,000,000

Arizona Municipal Bond Fund	Kimberly Bingle	X
	David Sivinski	X
Core Bond Fund	Douglas Swanson*						X
	Christopher Nauseda*			X
Core Plus Bond Fund	Duane Huff	X
	William Morgan	X
	Mark Jackson		X
	Richard Figuly	X
Government Bond Fund	Michael Sais*			X
	Scott Grimshaw*			X
High Yield Bond Fund	William J. Morgan*					X
	James P. Shanahan*			X
Intermediate Bond Fund	Douglas Swanson*	X
	Scott Grimshaw*	X
Kentucky Municipal Bond Fund	David Sivinski	X
	Kimberly Bingle	X
Louisiana Municipal Bond Fund	David Sivinski	X
	Kimberly Bingle	X
Michigan Municipal Bond Fund	David Sivinski	X
	Kimberly Bingle	X
Mortgage-Backed Securities Fund	Douglas Swanson*				X
	Michael Sais*	X
Municipal Income Fund	Jennifer Tabak	X
	David Sivinski	X
Ohio Municipal Bond Fund	David Sivinski					X
	Jennifer Tabak	X
Short Duration Bond Fund	Gregg F. Hrivnak	X
	Richard Figuly	X
Short Term Municipal Bond Fund	James Ahn	X
	Kevin Ellis	X

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Tax Free Bond Fund	Richard Taormina	X
	Kimberly Bingle	X
Treasury & Agency Fund	Scott Grimshaw	X
	Peter M. Simons	X
Ultra Short Duration Bond Fund	Michael Sais		X
	Gregg F. Hrivnak	X
	Richard D. Figuly	X
West Virginia Municipal Bond Fund	Kimberly Bingle	X
	David Sivinski	X

          * Information is as of May 1, 2006.

Code of Ethics

          The Trust, JPMorgan Investment Advisors, JPMHYP, and JPMDS have each adopted codes of ethics under Rule 17j-1 of the 1940 Act.

          The Trust’s code of ethics includes policies which require “access persons” (as defined in Rule 17j-1) to: (i) place the interest of Trust Shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trust or with a Fund. The Trust’s code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trust or a Fund; (ii) making to the Trust or a Fund any untrue statement of a material fact or omitting to state to the Trust or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust or a Fund; or (iv) engaging in any manipulative practice with respect to the Trust or a Fund. The Trust’s code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

          The code of ethics adopted by JPMorgan Investment Advisors and JPMHYP (each an “investment adviser”) requires that all employees must: (i) place the interest of the accounts which are managed by the investment adviser first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Employees of each investment adviser are also prohibited from certain mutual fund trading activity including “excessive trading” of shares of a mutual fund as described in the applicable Fund’s Prospectuses or SAI and effecting or facilitating a mutual fund transaction to engage in market timing. The investment advisers’ code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as non-proprietary mutual fund shares and U.S. government securities).

          JPMDS’s code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of JPMDS are also prohibited from certain mutual fund trading activity including “excessive trading” of shares of a mutual fund as described in the applicable Fund’s Prospectuses or SAI or effecting or facilitating a mutual fund transaction to engage in market timing. JPMDS’s code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the Funds subject to the policies and restrictions in such code of ethics.

Portfolio Transactions

          Pursuant to the Advisory and Sub-Advisory Agreements, the Managers determine, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Income Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are

71

generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Managers generally seek competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

          Allocation of transactions, including their frequency, to various broker-dealers is determined by the Managers, with respect to the Funds each serves, based on their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, in selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Managers are authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act) provided to the Funds and/or other accounts over which the Managers or their affiliates exercise investment discretion. The Managers may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that a Manager determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction and the overall responsibilities of the Managers to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Funds should understand that the services provided by such brokers may be useful to the Managers in connection with their services to other clients.

          Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by a Manager, as the case may be, and does not reduce the advisory fees payable to a Manager by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

          In an effort to minimize the potential conflicts of interest, JPMorgan Investment Advisors does not enter into any “soft dollar” arrangements whereby a broker pays for services (such as Bloomberg, Reuters or Factset) on behalf of JPMorgan Investment Advisors. To the extent that JPMorgan Investment Advisors had soft dollar arrangements in existence as of December 31, 2003 whereby a broker paid for these services, such arrangements were terminated in 2004 as they were fulfilled and were not renewed by JPMorgan Investment Advisors.

          While JPMorgan Investment Advisors does not have soft dollar arrangements for services as described above, JPMorgan Investment Advisors may continue to allocate brokerage transactions to brokers for their proprietary research. Many brokers do not assign a hard dollar value to the research they provide, but rather bundle the cost of such research into their commission structure. It is noted in this regard that some research that is available only under a bundled commission structure is particularly important to the investment process.

          JPMorgan High Yield Partners does not enters into soft dollar arrangements whereby a broker pays for research services such as Bloomberg, Reuters or Factset. From time to time, JPMorgan High Yield Partners may receive or have access to research generally provided by a broker to the broker’s institutional clients that trade with the broker in the sector of the securities markets in which JPMorgan High Yield Partners is active, namely high yield securities in the case of JPMorgan High Yield Partners. In addition, JPMorgan High Yield Partners does not allocate trades to brokers based on research through its internal allocation procedures or an understanding or agreement with the broker.

          The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with its investment advisors or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of JPMorgan Chase subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

          During the last fiscal year, JPMorgan Investment Advisors utilized JPMorgan Securities, Inc. (“JPMSI”) to execute portfolio transactions for the Funds.

          The SEC has granted an exemptive order permitting the Funds to engage in certain principal transactions with JPMSI, now an affiliated broker. The first order permits each Fund to deal with JPMSI as principal in the purchase and sale of taxable money market instruments (including commercial paper, bankers acceptances and medium term notes) and repurchase agreements. The order is subject to certain conditions. An affiliated person of a Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

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          In the fiscal years ended June 30, 2004 and 2005 and February 28, 2006, each of the Funds of the Trust that paid brokerage commissions and the amounts paid for each year were as follows:

BROKERAGE COMMISSIONS

			Fiscal Year Ended February 28, 2006

	Fiscal Year Ended June 30,
Fund	2004	2005
Core Plus Bond	NA	$1,841,813	$1
High Yield Bond	$15,526	$11,706	$10
Short Term Municipal Bond	$15,000	NA	—
Tax Free Bond	NA	$11	$6

Securities of Regular Broker-Dealers

          As of February 28, 2006, certain Funds owned securities of their regular broker dealers (or parents) as shown below:

Funds	Name of Broker Dealer	Value of Securities Owned $(000’s)
JPMorgan Core Bond Fund	ABN Amro Inc.	2,826
	Bank of America Corporation	43,177
	Bank of America Securities LLC	42,115
	Barclays Capital Inc.	10,000
	Bear Stearns & Co. Inc.	37,776
	Citigroup Global Markets Inc.	70,052
	Credit Suisse First Boston LLC	13,976
	Deutsche Bank AG	772
	Goldman Sachs and Company	39,475
	Greenwich Capital Markets, Inc.	54,556
	HSBC Securities Inc.	21,932
	Lehman Brothers Inc.	5,649
	Merrill Lynch & Co, Inc.	13,593
	UBS Financial Services Inc.	10,000

JPMorgan Core Plus Bond Fund	ABN Amro Inc.	538
	Bank of America Corporation	35,090
	Bank of America Securities LLC	8,178
	Barclays Capital Inc.	7,000
	Bear Stearns & Co. Inc.	7,558
	Citigroup Global Markets Inc.	19,156
	Credit Suisse First Boston LLC	6,247
	Deutsche Bank AG	193
	Goldman Sachs and Company	6,011
	HSBC Securities Inc.	10,380
	Lehman Brothers Inc.	11,040
	Merrill Lynch & Co, Inc.	5,583
	UBS Financial Services Inc.	10,000

JPMorgan Government Bond Fund	Bank of America Corporation	30,000
	Barclays Capital Inc.	29,563
	Lehman Brothers Inc.	28,000
	UBS Financial Services Inc.	28,000

JPMorgan High Yield Bond Fund	Bank of America Corporation	10,000
	Bank of America Securities LLC	17,970
	Citigroup Global Markets Inc.	55,000
	Goldman Sachs and Company	5,000
	Greenwich Capital Markets, Inc.	35,000

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Funds	Name of Broker Dealer	Value of Securities Owned $(000’s)
JPMorgan Intermediate Bond Fund	ABN Amro Inc.
	Bank of America Corporation	24,805
	Bank of America Securities LLC	6,090
	Barclays Capital Inc.	5,000
	Bear Stearns & Co. Inc.	9,309
	Citigroup Global Markets Inc.	34,472
	Credit Suisse First Boston LLC	9,053
	Deutsche Bank AG	590
	Goldman Sachs and Company	10,593
	Greenwich Capital Markets, Inc.	17,500
	HSBC Securities Inc.	14,263
	Lehman Brothers Inc.	3,568
	Merrill Lynch & Co, Inc.	8,435
	UBS Financial Services Inc.	12,500
JPMorgan Mortgage-Backed Securities Fund	ABN Amro Inc.	490
	Bank of America Corporation	26,944
	Barclays Capital Inc.	2,000
	Bear Stearns & Co. Inc.	15,507
	Citigroup Global Markets Inc.	21,747
	Credit Suisse First Boston LLC	730
	Deutsche Bank AG	500
	Lehman Brothers Inc.	1,000
	Merrill Lynch & Co, Inc.	392
	UBS Financial Services Inc.	332

JPMorgan Short Duration Bond Fund	ABN Amro Inc.	538
	Bank of America Corporation	41,699
	Barclays Capital Inc.	15,000
	Bear Stearns & Co. Inc.	6,459
	Citigroup Global Markets Inc.	18,860
	Credit Suisse First Boston LLC	17,139
	Deutsche Bank AG	2,023
	Goldman Sachs and Company	6,798
	HSBC Securities Inc.	4,788
	Lehman Brothers Inc.	22,316
	Merrill Lynch & Co, Inc.	8,196

JPMorgan Treasury & Agency Fund	Bank of America Corporation	9,000
	Barclays Capital Inc.	9,000
	Lehman Brothers Inc.	10,000
	UBS Financial Services Inc.	9,950

JPMorgan Ultra Short Term Bond Fund	Bank of America Corporation	21,604
	Bear Stearns & Co. Inc.	36,035
	Citigroup Global Markets Inc.	8,536
	Credit Suisse First Boston LLC	24,032
	HSBC Securities Inc.	1,025
	Lehman Brothers Inc.	14,994
	Merrill Lynch & Co, Inc.	5,897
	UBS Financial Services Inc.

          Investment decisions for each Fund of the Trust are made independently from those for the other Funds or any other investment company or account managed by the Manager. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Manager or the Sub-Adviser of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Manager

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may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory and Sub-Advisory Agreements, in making investment recommendations for the Trust, the Manager will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager or their parents or subsidiaries or affiliates and, in dealing with its commercial customers, the Manager and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

Administrator

          JPMorgan Funds Management, Inc. (formerly known as One Group Administrative Services, Inc.), 1111 Polaris Parkway, Columbus, Ohio 43240, serves as administrator for the Trust (“JPMFM” or the “ADMINISTRATOR”). JPMFM is an affiliate of JPMorgan Investment Advisors, and an indirect wholly-owned subsidiary of JPMorgan Chase.

          The Administrator performs or supervises all operations of each Fund it serves (other than those performed under the Advisory Agreement, the Global Custody and Fund Accounting Agreement and the Transfer Agency Agreement for that Fund). Under the Administration Agreement, the Administrator has agreed to maintain the necessary office space for the Funds, and to furnish certain other services required by the Funds with respect to each Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, and generally assists in all aspects of the Trust’s operations other than those performed under the Advisory Agreement, the Global Custody and Fund Accounting Agreement and the Transfer Agency Agreement. Under the Administration Agreement, the Administrator may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement.

          Unless sooner terminated, the Administration Agreement between the Trust and the Administrator will continue in effect through October 31, 2005. Thereafter, if not terminated, the Administration Agreement will continue automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Trust’s Board of Trustees who are not parties to the Administration Agreement or interested persons of any such party. The Administration Agreement may be terminated without penalty, on not less than 60 days prior written notice, by the Trust’s Board of Trustees or by the Administrator. The termination of the Administration Agreement with respect to one Fund will not result in the termination of the Administration Agreement with respect to any other Fund. Through June 30, 2005, the Administrator paid a portion of the fees it received to BISYS Fund Services, L.P. for its services as each Fund’s sub-administrator. Beginning July 1, 2005, the Administrator hired JPMIS as each Fund’s sub-administrator. JPMIS will receive a portion of the fees received by JPMFM for the services that it provides to the Funds.

          The Administrator is entitled to a fee for its services, which is calculated daily and paid monthly, at the annual rates specified below for the Funds as follows:

          Compensation for each of the Income Funds and Municipal Bond Funds shall be at annual rates as follows: 0.15% of the first $25 billion of average daily net assets of such Funds in the JPMorgan Funds Complex (excluding the money market funds and the funds of funds) and 0.075% of average daily net assets of all such Funds over $25 billion.

          The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

          The Trust paid fees for administrative services to JPMorgan Funds Management, Inc. as Administrator for the fiscal years ended June 30, 2004, and 2005 and February 28, 2006 as follows (amounts in thousands):

						Fiscal Year Ended February 28, 2006
	Fiscal Year Ended June 30,

	2004		2005

Funds	Paid	Waived	Paid	Waived		Paid	Waived

Arizona Municipal Bond	246	—	203	—		96	—
Core Bond	8,844	195	7,173	597		2,763	1,717
Core Plus Bond	2,231	88	1,942	34		917	—
Government Bond	1,692	14	1,428	89		744	—
High Yield Bond	1,706	55	1,779	28		801	—
Intermediate Bond	3,375	106	2,604	250		974	700
Kentucky Municipal Bond	212	1	167	—	(a)	75	—
Louisiana Municipal Bond	225	1	159	3		68	17

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Michigan Municipal Bond	505	—	(a)	405	—	(a)	198	—
Mortgage-Backed Securities	2,179	75		2,134	427		906	657
Municipal Income	1,866	—		1,388	—		692	—
Ohio Municipal Bond	428	—	(a)	338	—	(a)	154	—
Short Duration Bond	2,050	7		1,839	227		767	386
Short Term Municipal Bond	920	—		734	9		307	40
Tax Free Bond	898	—		940	—		739	—
Treasury & Agency	358	1		252	25		102	75
Ultra Short Duration Bond	3,641	112		3,019	552		1,307	885
West Virginia Municipal Bond	178	3		146	—		67	15

(a)	Rounds to less than 1,000.

Distributor and Predecessor Distributor

          Effective April 1, 2002, JPMorgan Distribution Services, Inc. (formerly known as One Group Dealer Services, Inc.), 1111 Polaris Parkway, Columbus, Ohio (“JPMDS” or the “DISTRIBUTOR”), began serving as distributor to each Fund of the Trust pursuant to a Distribution Agreement dated as of April 1, 2002. JPMDS is an affiliate of JPMorgan Investment Advisors and a direct, wholly-owned subsidiary of JPMorgan Chase.

          JPMDS is a broker-dealer registered with the SEC, and is a member of the National Association of Securities Dealers. The Board has approved a new distribution agreement with the Distributor that became effective February 19, 2005. Unless otherwise terminated, the Distribution Agreement will continue in effect until October 31, 2006 and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Trust’s Board of Trustees who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval and (b) the vote of the Trust’s Board of Trustees or the vote of a majority of the outstanding voting securities of such Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days prior written notice, by the Trust’s Board of Trustees, by vote of majority of the outstanding voting securities of the Trust or by the Distributor. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act.

          The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly owned subsidiary of the BISYS Group, served as sole Distributor to each Fund of the Trust pursuant to its Distribution Agreement with the Trust from November 1, 1995 until March 31, 2002.

          The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended February 28, 2006.

Funds	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases[1]	Brokerage Commissions	Other Compensation[1]

JPMorgan Arizona Municipal Bond Fund	26,663.42	2,546.91	—	67,832.57
JPMorgan Core Bond Fund	211,602.02	170,681.58	63.00	1,399,246.05
JPMorgan Core Plus Bond Fund	6,550.70	21,568.91	—	147,296.97
JPMorgan Government Bond Fund	30,049.91	176,117.65	70.36	789,643.82
JPMorgan High Yield Bond Fund	17,445.00	107,483.52	—	429,024.56
JPMorgan Intermediate Bond Fund	26,703.41	191,094.53	—	1,040,888.92
JPMorgan Kentucky Municipal Bond Fund	3,589.41	4,464.36	—	68,988.64
JPMorgan Louisiana Municipal Bond Fund	8,306.61	28,884.19	—	130,697.15
JPMorgan Michigan Municipal Bond Fund	26,231.35	46,874.13	—	276,659.06
JPMorgan Mortgage Backed Securities Fund	3,949.82	—	—	24,056.91
JPMorgan Municipal Income Fund	21,827.96	106,580.48	—	670,699.51
JPMorgan Ohio Municipal Bond Fund	17,497.31	49,170.65	—	363,264.84
JPMorgan Short Duration Bond Fund	5,089.94	43,815.91	—	523,879.16
JPMorgan Short Term Municipal Bond Fund	4,415.83	24,818.07	—	424,870.11
JPMorgan Tax Free Bond Fund	25,694.48	15,476.77	9.15	—
JPMorgan Treasury & Agency Fund	14,786.46	38,406.41	—	230,099.85
JPMorgan Ultra Short Duration Bond Fund	14,400.35	31,020.82	—	—

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Funds	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases[1]	Brokerage Commissions	Other Compensation[1]

JPMorgan West Virginia Municipal Bond Fund	2,584.90	6,959.91	—	55,716.09

1	Includes compensation paid from JPMDS to SG Constellation LLC in connection with financing commissions on Class B Shares.

          The aggregate amount of underwriting commissions retained by JPMDS for the fiscal year ended February 28, 2006 was $72,544,501.24.

Predecessor Distribution and Shareholder Services Plans

          Prior to February 19, 2005, the Funds had adopted Predecessor Distribution and Shareholder Services Plans with respect to Class A Shares, Service Class Shares, Class B Shares and Class C Shares (collectively, the “Predecessor Plans”). These Predecessor Plans were terminated effective February 19, 2005.

Combined Amended and Restated Distribution Plan effective February 19, 2005

          On August 12, 2004 the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the plan, approved a Combined Amended and Restated Distribution Plan (the “Combined Distribution Plan”), which became effective on February 19, 2005. The Combined Distribution Plan (i) combines the Predecessor Distribution and Shareholder Service Plan for Class A Shares, the Distribution and Shareholder Services Plan for Class B and Class C Shares, (ii) reduces the fees payable by Class A Shares from 0.35% of the average daily net assets of Class A shares to 0.25% and the fees payable by Class B and Class C Shares from 1.00% of the average daily net assets of Class B and Class C Shares to 0.75%, and (iii) removes shareholder servicing activities related to Class A, Class B and Class C Shares, which will be provided for under the Shareholder Servicing Agreement for such classes.

          The distribution fee payable under the Combined Distribution Plan may be used to finance any activity that is primarily intended to result in the sale of Fund shares. To the extent that amounts paid under the Combined Distribution Plan are not used specifically to reimburse the Distributor, such amounts may be treated as compensation for the Distributor’s distribution-related services.

          In accordance with Rule 12b-1 under the 1940 Act, the Combined Distribution Plan may be terminated with respect to the Class A Shares, Class B Shares, and Class C Shares, of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares, Class B Shares, and Class C Shares, respectively, of that Fund. The Combined Distribution Plan may be amended by vote of the Trust’s Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Combined Distribution Plan that would materially increase the distribution fee with respect to the Class A Shares, Class B Shares, and Class C Shares, of a Fund requires the approval of that Fund’s Class A, Class B, and Class C, shareholders, respectively. The Trust’s Board of Trustees will review at least on a quarterly basis written reports of the amounts expended under the Combined Distribution Plan indicating the purposes for which such expenditures were made.

           Such payments commissions on Class A Shares will be paid to broker-dealers immediately. Such payments on Class B and Class C Shares will be paid to broker-dealers beginning in the 13th month following the purchase of such shares.

          For the fiscal year ended February 28, 2006, the distribution fees paid by the Class A, Class B and Class C Shares of the Trust to JPMDS pursuant to the Distribution Plan were as follows:

Funds	Class A (000’s)	Class B(1) (000’s)	Class C (000’s)
Arizona Municipal Bond	51	11	6
Core Bond	649	451	299
Core Plus Bond	90	41	16
Government Bond	235	434	121
High Yield Bond	108	186	135
Intermediate Bond	266	465	310

Kentucky Municipal Bond	26	43	—
Louisiana Municipal Bond	80	51	—
Michigan Municipal Bond	126	142	9

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Funds	Class A (000’s)	Class B(1) (000’s)	Class C (000’s)
Mortgage-Backed Securities	24	—	—
Municipal Income	203	314	154
Ohio Municipal Bond	131	222	10
Short Duration Bond	160	129	235
Short Term Municipal Bond	131	73	221
Tax Free Bond	174	74	—
Treasury & Agency	132	98	—
Ultra Short Duration Bond	416	279	1,917
West Virginia Municipal Bond	13	43	—

(1)	Includes compensation paid from JPMDS to SG Constellation LLC in connection with financing commissions on Class B Shares.

Shareholder Servicing Agreement

          On August 12, 2004, the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Trust (as defined in the 1940 Act), approved a Shareholder Servicing Agreement (the “Shareholder Servicing Agreement”) between the Trust and JPMDS. The Shareholder Servicing Agreement was effective August 12, 2004 for Institutional Class, Shares of the Funds, May 5, 2006 for R Class Shares of the Funds and February 19, 2005 with respect to all other classes of the Funds other than Ultra Shares which are not subject to a shareholder servicing fee. The following table sets forth the shareholder servicing fee attributable to each class of shares that is payable under the Shareholder Servicing Agreement:

Class	Shareholder Servicing Fee (as a percentage of average net assets of specified class)
A	0.25
B	0.25
C	0.25
Select Class	0.25
R Class	0.05

          Under the Shareholder Servicing Agreement, JPMDS will provide, or cause its agents to provide, any combination of the personal shareholder liaison services and shareholder account information services (“Shareholder Services”) described below or other related services (“Other Related Services”) as also described below.

          “Shareholder Services” include (a) answering shareholder inquiries (through electronic and other means) regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Funds; (b) providing shareholders with information through electronic means; (c) assisting shareholders in completing application forms, designating and changing dividend options, account designations and addresses; (d) arranging for or assisting shareholders with respect to the wiring of the funds to and from shareholder accounts in connection with shareholder orders to purchase, redeem or exchange shares; (e) verifying shareholder requests for changes to account information; (f) handling correspondence from shareholders about their accounts; (g) assisting in establishing and maintaining shareholder accounts with the Trust; and (h) providing other shareholder services as the Trust or a shareholder may reasonably request, to the extent permitted by applicable law.

          “Other Related Services” include (a) aggregating and processing purchase and redemption orders for shares; (b) providing shareholders with account statements showing their purchases, sales, and positions in the applicable Fund; (c) processing dividend payments for the applicable Fund; (d) providing sub-accounting services to the Trust for shares held for the benefit of shareholders; (e) forwarding communications from the Trust to shareholders, including proxy statements and proxy solicitation materials, shareholder reports, dividend and tax notices, and updated Prospectuses and SAIs; (f) receiving, tabulating and transmitting proxies executed by shareholders; (g) facilitating the transmission and receipt of funds in connection with shareholder orders to purchase, redeem or exchange shares; (h) developing and maintaining Trust’s website; (i) developing and maintain facilities to enable transmission of share transactions by electronic and non-electronic means; (j) providing support and related services to Financial Intermediaries in order to facilitate their processing of orders and communications with shareholders; (k) providing transmission and other functionalities for shares included in investment, retirement, asset allocation, cash management or sweep programs or similar programs or services; and (l) developing and maintaining check writing functionality.

          To the extent it is not otherwise required by its contractual agreement to limit a Fund’s expenses as described in the Prospectuses for the Funds, JPMDS may voluntarily agree from time to time to waive a portion of the fees payable to it under the Shareholder Servicing Agreement with respect to each Fund on a month-to-month basis.

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          JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of such fees received from the Funds to such entities for performing Shareholder Services and/or Other Related Services, as described above, for shareholders. Such Financial Intermediaries may include, without limitation, any person who is an affiliate of JPMDS.

          The Shareholder Servicing Agreement, unless sooner terminated, will continue until October 31, 2006. Thereafter, if not terminated, the Shareholder Servicing Agreement will continue automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees of the Trust who are not parties to the Shareholder Servicing Agreement or interested persons (as defined in the 1940 Act) of any such party. The Shareholder Servicing Agreement may be terminated without penalty, on not less than 60 days prior written notice, by the Board of Trustees of the Trust or by JPMDS. The Shareholder Servicing Agreement will also terminate automatically in the event of its assignment.

          For the fiscal year ended February 28, 2006, the shareholder service fees paid or accrued were as follows:

Shareholder Services

	Class A		Class B		Class C		Select Class

Fund	Accured	Waived	Accured	Waived	Accured	Waived	Accured	Waived

Arizona Municipal Bond	51	(26)	4	—	2	—	173	(90)
Core Bond	649	(390)	150	—	100	—	4,577	(915)
Core Plus Bond	90	(16)	13	—	6	—	2,052	(359)
Government Bond	235	(209)	144	(11)	40	(3)	1,352	(1,003)
High Yield Bond	109	(81)	62	(9)	45	(6)	1,621	(1,205)
Intermediate Bond	266	(74)	155	—	103	—	1,555	(436)
Kentucky Municipal Bond	26	(14)	14	—	—	—	138	(78)
Louisiana Municipal Bond	80	(48)	17	—	—	—	66	(39)
Michigan Municipal Bond	126	(57)	47	—	3	—	294	(134)
Mortgage-Backed Securities	24	(10)	—	—	—	—	190	(75)
Municipal Income	203	(76)	105	—	51	—	1,288	(479)
Ohio Municipal Bond	131	(63)	74	—	3	—	158	(75)
Short Duration Bond	160	—	43	—	78	—	903
Short Term Municipal Bond	131	(52)	24	(10)	74	(29)	502	(201)
Tax Free Bond	174	(128)	25	—	—	—	1,560	(643)
Treasury & Agency	132	(132)	33	(33)	—	—	78	(78)
Ultra Short Duration Bond	416	(83)	93	(19)	639	(128)	1,175	(235)
West Virginia Municipal Bond	13	(8)	14	—	—	—	133	(79)

          As of February 28, 2006, R Class Shares of the Funds had not commenced operations and therefore no shareholder service fees were paid or accrued for such Class.

Expenses

          The Funds pay the expenses incurred in their operations, including their pro-rata share of expenses of the Trust. These expenses include: investment advisory administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of securities transactions; fees and expenses of the Funds’ custodian for all services to the Funds, including safekeeping of fund and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds

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may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

          JPMorgan Investment Advisors, JPMFM and JPMDS have agreed that they will waive fees and reimburse the Funds as described in the Prospectuses and Statement of Additional Information.

Financial Intermediaries

          The services provided by Financial Intermediaries may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Funds, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client’s account balance and integrating these statements with those of other transactions and balances in the client’s other accounts serviced by the Financial Intermediary, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMDS or clients of the Financial Intermediary may reasonably request and agree upon with the Financial Intermediary.

          Financial Intermediaries may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Financial Intermediaries, but in all cases will be retained by the Financial Intermediary and will not be remitted to a Fund or JPMDS.

          Each Fund has authorized one or more Financial Intermediaries to accept purchase and redemption orders on its behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. These orders will be priced at the Fund’s NAV next calculated after they are so accepted.

          The Funds may also enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking, sub-transfer agency and/or omnibus accounting. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees and shareholder servicing fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor and shareholder servicing agent, respectively. From time to time, JPMDS or its affiliates may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its or their own expense and out of its or their legitimate profits.

Cash Compensation to Financial Intermediaries

          JPMDS, JPMorgan Investment Advisors and JPMIM compensate Financial Intermediaries who sell shares of the Funds. Compensation comes from sales charges, 12b-1 fees and payments by JPMDS and JPMorgan Investment Advisors from their own resources. JPMDS may, on occasion, pay Financial Intermediaries the entire front-end sales charge applicable to Fund shares sold by such Financial Intermediaries.

          JPMDS, JPMorgan Investment Advisors or JPMIM, at its or their own expense, and out of their legitimate profits, may provide cash incentives to Financial Intermediaries. Additional cash incentives may also be paid by other affiliates of JPMorgan Investment Advisors from time to time. Those additional cash incentives are payments over and above the sales charges (including 12b-1 fees) and shareholder servicing fees paid by the Funds. These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives and Financial Intermediary management representatives. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to Fund shareholders. JPMorgan Investment Advisors, JPMDS and their affiliates may also make payments to Financial Intermediaries in the form of sponsorship support of regional or national events of Financial Intermediaries. JPMorgan Investment Advisors, JPMIM and the Funds’ Distributor, JPMDS, may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. In addition, JPMDS may on occasion pay Financial Intermediaries the entire front-end sales charge applicable to Fund shares sold by the Financial Intermediary or an additional commission on the sale of Fund shares subject to a CDSC.

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          Currently, JPMorgan Investment Advisors and JPMDS, have revenue sharing arrangements with approximately 50 unaffiliated broker-dealers and other Financial Intermediaries (“financial institutions”). JPMorgan Investment Advisors also has revenue sharing arrangements with various affiliates of JPMorgan Chase, such as J.P. Morgan Securities, Inc., Bank One Trust Company, N.A., JPMorgan Chase Bank, N.A. and Banc One Securities Corporation.

          Revenue sharing payments are usually structured in one of three ways: (i) basis point payments on gross sales; (ii) basis point payments on net assets; and/or (iii) fixed dollar amount payments. During the fiscal year ended February 28, 2006, JPMorgan Investment Advisors and JPMDS paid approximately $72,544,501.24 pursuant to their revenue sharing arrangements.

          JPMorgan Investment Advisors, JPMDS and their affiliates may also pay non-cash compensation to sales representatives of Financial Intermediaries in the form of (i) occasional gifts; and/or (ii) occasional meals, tickets or other entertainment.

          Finder’s Fees. Financial Intermediaries who sell over $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

          With respect to sales of the Short Term Municipal Bond Fund, Ultra Short Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, and Mortgage-Backed Securities Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees

$1,000,000 - $9,999,999*	0.50%
$10,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Short Term Municipal Bond Fund, Ultra Short Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund or Mortgage-Backed Securities Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s fee equal to 1.00% of the sale of the Class A Shares of the Short Term Municipal Bond Fund, Ultra Short Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund or Mortgage-Backed Securities Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

          With respect to sales of the Income Funds and the Municipal Bond Funds (other than the Ultra Short Duration Bond Fund, Short Duration Bond Fund, Short Term Municipal Bond Fund, Treasury & Agency Fund, and Mortgage-Backed Securities Fund) prior August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees

$1,000,000 – $2,499,999	1.00%
$2,500,000 - $9,999,999	0.75%
$10,000,000 - $49,999,999	0.50%
$50,000,000 or more	0.20%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Income Funds (other than the Ultra Short Duration Bond Fund, Short Duration Bond Fund, Short Term Municipal Bond Fund, Treasury & Agency Fund, and Mortgage-Backed Securities Fund) is less than $1,000,000, the Financial Intermediary will receive a Finder’s fee equal to 1.00% of the sale of the Class A Shares of the Income Fund (other than the Ultra Short Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, and Mortgage-Backed Securities Fund). The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

          With respect to sales of the Income Funds (other than Ultra Short Duration Bond Fund, Short Duration Bond Fund, Short Term Municipal Bond Fund, Treasury & Agency Fund, and Mortgage-Backed Securities Fund) on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees

$1,000,000 – $3,999,999*	0.75%
$4,000,000 -- $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Income Funds (other than the Ultra Short Duration Bond Fund, Short Duration Bond Fund, Short Term Municipal Bond Fund,

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Treasury & Agency Fund, and Mortgage-Backed Securities Fund) is less than $1,000,000, the Financial Intermediary will receive a Finder’s fee equal to 1.00% of the sale of the Class A Shares of the Income Fund (other than the Ultra Short Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, and Mortgage-Backed Securities Fund). The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

          The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of net sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption.

          JPMDS reserves the right to alter or change the finders’ fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the Plan.

          For the period from February 19, 2005 through June 30, 2005, JPMDS paid approximately $1,319,964 with respect to the entire JPMorgan Funds Complex. For the period from February 19, 2005 through December 31, 2005, JPMIA and JPMDS paid approximately $79,780,732 with respect to the entire JPMorgan Funds Complex.

          JPMorgan Investment Advisors, the Funds’ Distributor and their affiliates may also pay non-cash compensation to sales representatives of Financial Advisors or Intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of Financial Intermediaries.

Custodian

          State Street Bank and Trust Company served as each Fund’s custodian prior to the appointment of JPMorgan Chase Bank, N.A.

          Pursuant to the Global Custody and Fund Accounting Agreement dated February 19, 2005, with JPMorgan Chase Bank, N.A., 4 Chase MetroTech Center, Brooklyn, NY 11245, the JPMorgan Chase Bank, N.A. serves as the Custodian and fund accounting agent for each Fund and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank, N.A. is an affiliate of the Investment Advisers.

          For fund accounting services, the Funds will pay to JPMorgan Chase Bank, N.A. the higher of (a) the Funds’ pro rata share of an annual complex-wide charge on the average daily net assets of all funds in an asset category as follows:

          U.S. Fixed Income Funds:
          0.0090% of the first $10 billion
          0.0050% on the next $10 billion
          0.0035% on the next $10 billion
          0.0020% for such assets over $30 billion

or (b) the applicable per account minimum charge. The minimum total annual fund accounting charge per fund is:

          $20,000 for U.S. fixed income funds; and

          In addition, there is a $2,000 annual charge for each additional share class.

          For custody services, each Fund pays to JPMorgan Chase Bank N.A. safekeeping fees of between 0.001% and 0.60% of the value of the asset held by the custodian (depending on the domicile in which the asset is held), calculated monthly in arrears, and fees between $7.00 and $150 for securities trades (depending on the domicile in which the trade is settled). JPMorgan Chase Bank, N.A. is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.

Securities Lending Agent

          On August 12, 2004, the Board of Trustees approved the appointment of JPMorgan Chase Bank, N.A. as securities lending agent for the Trust concurrent with the appointment of JPMorgan Chase Bank, N.A. as custodian. The appointment of JPMorgan Chase Bank, N.A. as securities lending agent took effect with respect to the Equity Funds on October 18, 2004 and on December 6, 2004 with respect to the Income Funds and the Municipal Bond Funds of the Trust. For the securities lending services it performs, JPMorgan Chase Bank, N.A. is entitled to a fee from the Trust, which is calculated on an annual basis and accrued daily, equal to 0.06% for all domestic loans and 0.1142% for all international loans. JPMorgan Chase Bank, N.A. has temporarily reduced fees on a voluntary basis to 0.05% for domestic loans and 0.10% for international loans. The purpose of

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these fees is to cover the ministerial costs of securities lending activities including securities movement, settlement of trades involving cash received as collateral, custody of collateral and marking to market loans.

Transfer Agent

          Boston Financial Date Services, Inc. (“BFDS” or “Transfer Agent”), 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as each Fund’s transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, BFDS is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

          Prior to February 19, 2005, State Street Bank and Trust Company served as each Fund’s transfer and dividend disbursing agent.

Independent Registered Public Accounting Firm

          The independent registered public accounting firm for the Trust and the Funds is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds and assists in the preparation and/or review of each Fund’s federal and state income tax returns.

Trust Counsel

          The law firm of Ropes & Gray LLP, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, D.C. 20005-3948 is counsel to the Trust.

ADDITIONAL INFORMATION

Proxy Voting Policies and Procedures

          The Board of Trustees of the Fund has delegated to JPMorgan Investment Advisors its affiliated advisers, proxy voting authority with respect to the Funds’ portfolio securities. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Funds’ Board of Trustees has adopted JPMorgan Investment Advisors’ detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues. The Guidelines have been developed with the objective of encouraging corporate action that enhances shareholder value. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMorgan Investment Advisors and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

          JPMorgan Investment Advisors and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, JPMorgan Investment Advisors and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMorgan Investment Advisors and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

          To oversee and monitor the proxy-voting process, JPMorgan Investment Advisors has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Institutional Shareholder Services, Inc. (“ISS”) in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

          Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and the Fund’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. When a potential material

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conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how JPMorgan Investment Advisors will vote the proxy. In addressing any material conflict, JPMorgan Investment Advisors may take one or more of the following measures (or other appropriate action): removing or “walling off’ from the proxy voting process certain JPMorgan Investment Advisors personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

•

JPMorgan Investment Advisors considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

•

JPMorgan Investment Advisors votes proposals to classify boards on a case-by-case basis, but will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•	JPMorgan Investment Advisors also consider management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•	JPMorgan Investment Advisors votes against proposals for a super-majority vote to approve a merger.

•

JPMorgan Investment Advisors considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

•

JPMorgan Investment Advisors votes proposals on a stock option plan, based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. JPMorgan Investment Advisors, JPMIM and SC-R&M generally consider other management compensation proposals on a case-by-case basis.

•

JPMorgan Investment Advisors also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

The Funds’ proxy voting records for the most recent 12-month period ended June 30 are on file with the SEC and are available on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov no later than August 31 of each year.

Delaware Trust

          JPMorgan Trust II was formed as a Delaware statutory trust on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004. JPMorgan Trust II assumed One Group Mutual Funds’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005.

          Under Delaware law, shareholders of a statutory trust shall have the same limitation of personal liability that is extended to stockholders of private corporations for profit organized under Delaware law, unless otherwise provided in the trust’s governing trust instrument. The Trust’s Declaration of Trust provides that shareholders shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any series or class. In addition, the Declaration of Trust provides that neither the Trust nor the Trustees, nor any officer, employee, or agent of the Trust shall have any power to bind personally any shareholders nor to call upon any shareholder for payment of any sum of money or assessment other than such as the shareholder may personally agree to pay. Moreover, the Trust’s Declaration of Trust expressly provides that the shareholders shall have the same limitation of personal liability that is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

          The Declaration of Trust provides for the indemnification out of the assets held with respect to a particular series of shares of any shareholder or former shareholder held personally liable solely by reason of a claim or demand relating to the

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person being or having been a shareholder and not because of the shareholder’s acts or omissions. The Declaration of Trust also provides that the Trust, on behalf of the applicable series, may, at its option with prior written notice, assume the defense of any claim made against a shareholder.

          The Trust’s Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any proceeding in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices. In addition, the Declaration of Trust provides that any Trustee who has been determined to be an “audit committee financial expert” shall not be subject to a greater liability or duty of care because of such determination.

          The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon written notice to the shareholders.

Description of Shares

          The Trust is an open-end, management investment company organized as a Delaware statutory trust. Each Fund represents a separate series of shares of beneficial interest. In addition to the Funds, the Trust consist of other series representing separate investment funds (each a “JPMorgan Fund”). The other JPMorgan Funds are covered by a separate Statement of Additional Information. See “Delaware Trust.”

          The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.0001 par value) of one or more series and classes within any series and to divide or combine the shares of any series or class without materially changing the proportionate beneficial interest of such shares of such series or class in the assets held with respect to that series. Each share represents an equal beneficial interest in the net assets of a Fund with each other share of that Fund. The Trustees may authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, voting powers, rights, duties and privileges as the Trustees may determine, however the Trustees may not classify or change outstanding shares in a manner materially adverse to shareholders of each share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

          The shareholders of each Fund are entitled to one vote for each dollar of NAV (or a proportionate fractional vote with respect to the remainder of the NAV of shares, if any), on matters on which shares of a Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative with respect to the election of Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust’s Declaration of Trust.

          Each share of a series or class represents an equal proportionate interest in the assets in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all of its series in a manner deemed by the Trustees to be fair and equitable. Shares have no pre-emptive or conversion rights, and when issued, are fully paid and non-assessable. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

          The Trustees may, without shareholder approval (unless otherwise required by applicable law): (i) cause the Trust to merge or consolidate with or into one or more trusts (or series thereof to the extent permitted by law, partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations, or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume the Trust’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, possession or territory of the United States, unless otherwise permitted under the 1940 Act; (ii) cause any one or more series or classes of the Trust to merge or consolidate with or into any one or more other series or classes of the Trust, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations; (iii) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (iv) cause the Trust to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act.

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          The Trustee may, without shareholder vote, generally restate, amend or otherwise supplement the Trust’s governing instrument, which includes the Declaration of Trust and the By-Laws without the approval of shareholders, subject to limited exceptions, such as the right to elect Trustees.

          The Trustees, without obtaining any authorization or vote of shareholders, may change the name of any series or class or dissolve or terminate any series or class of shares.

          The Trust presently includes 42 series of Shares, 18 of which represent interests in the following Funds in this SAI:

1.	Arizona Municipal Bond Fund
2.	Core Bond Fund
3.	Core Plus Bond Fund
4.	Government Bond Fund
5.	High Yield Bond Fund
6.	Intermediate Bond Fund
7.	Kentucky Municipal Bond Fund
8.	Louisiana Municipal Bond Fund
9.	Michigan Municipal Bond Fund
10.	Mortgage-Backed Securities Fund
11.	Municipal Income Fund
12.	Ohio Municipal Bond Fund
13.	Short Duration Bond Fund
14.	Short Term Municipal Bond Fund
15.	Tax Free Bond Fund
16.	Treasury & Agency Fund
17.	Ultra Short Duration Bond Fund
18.	West Virginia Municipal Bond Fund

          The classes of shares currently offered by the Funds can be found under the topic “The Trust” at the beginning of this Statement of Additional Information. In addition, please read the relevant Prospectuses for the Funds for more details.

          Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

          Each share class of a Fund has exclusive voting rights with respect to matters pertaining to the Fund’s Distribution and Shareholder Services Plans, Distribution Plans or Shareholder Services Plan applicable to those classes.

Portfolio Holdings Disclosure

          As described in the Prospectuses and pursuant to the Funds’ Portfolio Holdings Disclosure Policy, no sooner than 30 days after month end, the Funds (other than the Funds of Funds) will make available to the public, upon request to the Funds (1-800-480-4111), a complete, uncertified schedule of its portfolio holdings as of the last day of that prior month. No sooner than ten days after the end of each month, the Funds of Funds will make available to the public, upon request to the Investor Funds (1-800-480-4111) a complete, uncertified schedule of its portfolio holdings as of the last day of the month.

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          The Funds’ publicly available uncertified complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of the Funds and (ii) clients of the Adviser or its affiliates that invest in the Funds or such clients’ consultants. No compensation or other consideration is received by the Funds or the Adviser, or any other person for these disclosures. A list of the entities that receive the Funds’ portfolio holdings information on such basis and the frequency with which it is provided to them is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
McGraw Hill Companies – Standard and Poors	Monthly	30 days after month end

          In addition, certain service providers to the Funds or the Adviser, Administrator, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Funds’ portfolio holdings information earlier than 30 days after month end, such as sub-advisers, rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, brokers in connection with Fund transactions and in providing price quotations, transfer agents and entities providing CDSC financing (released weekly one day after trade date). These service providers include the following: The Bank of New York Company, Inc.; Bowne & Co., Inc.; Dechert LLP; R.R. Donnelley & Sons Company; FT Interactive Data; Institutional Shareholder Services, Inc.; J.J. Kenny. Other service providers (e.g., the Fund’s administrator) are identified elsewhere in the registration statement. In addition, when a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than 30 days after month end. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Disclosure of a Fund’s portfolio securities as an exception to the Funds’ normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and submit the proposal to the Fund’s Treasurer for approval following business and compliance review. Additionally, no compensation or other consideration is received by a Fund or the Adviser, or any other person for these disclosures. The Funds’ Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Funds’ shareholders on the one hand and the Funds’ Adviser or any affiliated person of the Funds or such entities on the other hand by creating a structured review and approval process which seeks to ensure that disclosure of information about the Funds’ portfolio securities is in the best interests of the Funds’ shareholders. There can be no assurance, however that a Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

          Portfolio holdings of each Fund will be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the first and third fiscal quarters will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six month period will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs will be available on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

          Each Fund’s top ten holdings, top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance also are posted on the Funds’ website at www.jpmorganfunds.com no sooner then 15 days after the end of each month. One day after this information has been made available to the public by means of posting on that website, it may also be included in other advertising and marketing material concerning the Funds.

          Finally, the Funds release information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security. In addition to information on portfolio holdings, other fund statistical information may be found on the Funds’ website at www.jpmorganfunds.com.

Miscellaneous

          The Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a Shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the

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Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

          As used in the Trust’s Prospectuses and in this Statement of Additional Information, “assets belonging to a Fund” means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust’s Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive. As used in the Trust’s Prospectuses and in this Statement of Additional Information, a “vote of a majority of the outstanding Shares” of the Trust, a particular Fund, or a particular class of Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund are represented in person or by proxy.

          The Trust is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

          The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

          The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any State in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.

          As of May 31, 2006, the following persons were the owners of more than 5% of the outstanding Shares of the following class of Shares of the following Funds. Shareholders designated by an asterisk hold 25% or more of a Class of a Fund. Such shareholders are “controlling persons” under the 1940 Act.

5% Shareholders as of May 31, 2006

NAME OF FUND	OWNER OF SHARES	PERCENTAGE HELD

ARIZONA MUNICIPAL BOND FUND
CLASS A SHARES	NFS LLC FBO	8.75
	MATTHEW T MARTIN
	JANINE M MARTIN
	23090 W ASH CREEK RD WILLCOX AZ 85643-7526

ARIZONA MUNICIPAL BOND FUND
CLASS B SHARES	NFS LLC FEBO	8.52
A W DECHERT & K E DECHERT REVOC AGRMNT K E DECHERT TTEE 15436 N 64TH ST APT 137 SCOTTSDALE AZ 85254-2059

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NAME OF FUND	OWNER OF SHARES	PERCENTAGE HELD

	NFS LLC FEBO
	CHARLES STODDARD 530 W GOLF VIEW DR TUCSON AZ 85737-9706	9.06

ARIZONA MUNICIPAL BOND FUND
CLASS C SHARES	FIRST CLEARING LLC	7.05
	PHYLLIS BRUNER TURELL TRUST PHYLLIS BRUNER TURELL TTEE UA DTD 08/20/91 2236 E CACTUS WREN DR

	NFS LLC FBO	11.90
	CARMEN RAGO RAFFAELA RAGO JTTEN 11071 E VERBENA LN SCOTTSDALE AZ 85255-2411

ARIZONA MUNICIPAL BOND FUND
SELECT CLASS SHARES	STRAFE & CO1	94.95
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

CORE BOND FUND
CLASS A SHARES	MLPF&S	11.31
	4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484

CORE BOND FUND
CLASS B SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	16.25
	ATTN FUND ADMINISTRATION SEC# 97J83 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484

CORE BOND FUND
CLASS C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	21.35
	INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484

CORE BOND FUND
R CLASS SHARES	JPMIM AS AGENT FOR	24.17
	JPMORGAN SMART RETIREMENT INCOME 2010 FUND[1] ATTN CLIENT SERVICE MANAGER
	522 5TH AVE # NY1-M198 NEW YORK NY 10036-7601

	JPMIM AS AGENT FOR	16.83
	JPMORGAN SMART RETIREMENT INCOME 2015 FUND[1] ATTN CLIENT SERVICE MANAGER 522 5TH AVE # NY1-M198 NEW YORK NY 10036-7601

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NAME OF FUND	OWNER OF SHARES	PERCENTAGE HELD

	JPMIM AS AGENT FOR	10.84
	JPMORGAN SMART RETIREMENT INCOME 2020 FUND[1] ATTN CLIENT SERVICE MANAGER 522 5TH AVE # NY1-M198 NEW YORK NY 10036-7601

	JPMIM AS AGENT FOR	6.69
	JPMORGAN SMART RETIREMENT INCOME 2040 FUND[1] ATTN CLIENT SERVICE MANAGER 522 5TH AVE # NY1-M198 NEW YORK NY 10036-7601

	JPMIM AS AGENT FOR	29.05
	JPMORGAN SMART RETIREMENT INCOME[1] ATTN CLIENT SERVICE MANAGER 522 5TH AVE # NY1-M198 NEW YORK NY 10036-7601

	JPMIM AS AGENT FOR	6.87
	JPMORGAN SMARTRETIREMENT INCOME 2030 FUND[1] ATTN CLIENT SERVICE MANAGER 522 5TH AVE # NY1-M198 NEW YORK NY 10036-7601

	JP MORGAN INVESTMENT MGMT[1]	5.53
	ATTN BEVERLY HOYNG 1111 POLARIS PARKWAY STE 2F COLUMBUS OH 43240-2050

CORE BOND FUND
SELECT CLASS SHARES	CHARLES SCHWAB & CO INC	7.28
	SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122

	JPMORGAN INVESTOR BALANCED FUND[1]	5.96
	ATTN STEPHANIE DORSEY 1111 POLARIS PKWY SUITE 2J PO BOX 711235 OH1-1235 COLUMBUS OH 43240

	STRAFE & CO1	44.04
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

CORE BOND FUND
ULTRA SHARES	FIDELITY INVESTMENTS INSTITUTIONAL	6.35
	OPERATION COMPANY AS AGENT FOR
	BF GOODRICH PLANS - 02680 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1999

90

NAME OF FUND	OWNER OF SHARES	PERCENTAGE HELD

	JPMORGAN CHASE 401 K SAVINGS PLAN[1]	21.91
	ATTN STEPHEN D RYAN 3 CHASE METROTECH CTR FL 5 BROOKLYN NY 11245-0001

	STRAFE & CO1	55.42
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

CORE PLUS BOND FUND
SELECT CLASS SHARES	JPMORGAN INVESTOR BALANCED FUND[1]	18.32
	ATTN STEPHANIE DORSEY 1111 POLARIS PKWY SUITE 2J PO BOX 711235 OH1-1235 COLUMBUS OH 43240

	JPMORGAN INVESTOR CONSERVATIVE	8.15
	GROWTH FUND[1] ATTN STEPHANIE DORSEY 1111 POLARIS PKWY SUITE 2J PO BOX 711235 OH1-1235 COLUMBUS OH 43240

	JPMORGAN INVESTOR GROWTH & INCOME FUND[1]	12.91
	ATTN STEPHANIE DORSEY 1111 POLARIS PKWY SUITE 2J PO BOX 711235 OH1-1235 COLUMBUS OH 43240
	STRAFE & CO1	59.04
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

CORE PLUS BOND FUND
ULTRA SHARES	STRAFE & CO1	100.00
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

GOVERNMENT BOND FUND
CLASS A SHARES	MLPF&S FOR THE SOLE BENEFIT OF	22.59
	ITS CUSTOMERS ATTN FUND ADMINISTRATION SEC# 97B01 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484

GOVERNMENT BOND FUND
CLASS B SHARES	MLPF&S	5.39
	SEC# 97FC3 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484

91

NAME OF FUND	OWNER OF SHARES	PERCENTAGE HELD

GOVERNMENT BOND FUND
CLASS C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	7.46
	INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484

GOVERNMENT BOND FUND
SELECT CLASS SHARES	JPMORGAN INVESTOR BALANCED FUND[1]	22.11
	ATTN STEPHANIE DORSEY 1111 POLARIS PKWY SUITE 2J PO BOX 711235 OH1-1235 COLUMBUS OH 43240

	JPMORGAN INVESTOR CONSERVATIVE	10.06
	GROWTH FUND[1] ATTN STEPHANIE DORSEY 1111 POLARIS PKWY SUITE 2J PO BOX 711235 OH1-1235 COLUMBUS OH 43240

	JPMORGAN INVESTOR GROWTH & INCOME	10.96
	FUND[1] ATTN STEPHANIE DORSEY 1111 POLARIS PKWY SUITE 2J PO BOX 711235 OH1-1235 COLUMBUS OH 43240
	STRAFE & CO1	50.52
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

HIGH YIELD BOND FUND
CLASS B SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	8.75
	INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484

HIGH YIELD BOND FUND
CLASS C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	12.71
	INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484

HIGH YIELD BOND FUND
R CLASS SHARES	JPMIM AS AGENT FOR	19.03
	JPMORGAN SMART RETIREMENT INCOME 2010 FUND[1] ATTN CLIENT SERVICE MANAGER 522 5TH AVE # NY1-M198 NEW YORK NY 10036-7601

92

NAME OF FUND	OWNER OF SHARES	PERCENTAGE HELD

	JPMIM AS AGENT FOR	14.27
	JPMORGAN SMART RETIREMENT INCOME 2015 FUND[1] ATTN CLIENT SERVICE MANAGER 522 5TH AVE # NY1-M198
	NEW YORK NY 10036-7601

	JPMIM AS AGENT FOR	9.52
	JPMORGAN SMART RETIREMENT INCOME 2020 FUND[1] ATTN CLIENT SERVICE MANAGER 522 5TH AVE # NY1-M198 NEW YORK NY 10036-7601
	JPMIM AS AGENT FOR	19.03
	JPMORGAN SMART RETIREMENT INCOME[1] ATTN CLIENT SERVICE MANAGER 522 5TH AVE # NY1-M198 NEW YORK NY 10036-7601

	JP MORGAN INVESTMENT MGMT[1]	28.55
	ATTN BEVERLY HOYNG 1111 POLARIS PARKWAY STE 2F COLUMBUS OH 43240-2050

HIGH YIELD BOND FUND
SELECT CLASS SHARES	JPMORGAN INVESTOR BALANCED FUND[1]	15.05
	ATTN STEPHANIE DORSEY 1111 POLARIS PKWY SUITE 2J PO BOX 711235 OH1-1235 COLUMBUS OH 43240

	JPMORGAN INVESTOR CONSERVATIVE	5.57
	GROWTH FUND[1] ATTN STEPHANIE DORSEY 1111 POLARIS PKWY SUITE 2J PO BOX 711235 OH1-1235 COLUMBUS OH 43240

	JPMORGAN INVESTOR GROWTH & INCOME	15.81
	FUND[1] ATTN STEPHANIE DORSEY 1111 POLARIS PKWY SUITE 2J PO BOX 711235 OH1-1235 COLUMBUS OH 43240

	STRAFE & CO1	53.49
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

HIGH YIELD BOND FUND
ULTRA SHARES	ARTSFARE 2005 TRUST NO. 2- MT-HYF	25.83
	MASTER TRUST C/O SUNTRUST DELAWARE TRUST COMPANY 777 BRICKELL AVE FL 2 MIAMI FL 33131-2812

93

NAME OF FUND	OWNER OF SHARES	PERCENTAGE HELD

	ARTSFARE 2005 TRUST NO. 3- MT-HYF	8.77
	MASTER TRUST ATTN: FUND OPERATIONS 3/OPS3 500 STANTON CHRISTIANA ROAD NEWARK DE 19713-2107

	STRAFE & CO1	65.40
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

INTERMEDIATE BOND FUND
CLASS A SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	11.30
	INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484

INTERMEDIATE BOND FUND
CLASS B SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	6.10
	INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484

INTERMEDIATE BOND FUND
CLASS C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	24.02
	INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484

INTERMEDIATE BOND FUND
SELECT CLASS SHARES	JPMORGAN INVESTOR BALANCED FUND[1]	10.21
	ATTN STEPHANIE DORSEY 1111 POLARIS PKWY SUITE 2J PO BOX 711235 OH1-1235 COLUMBUS OH 43240

	JPMORGAN INVESTOR CONSERVATIVE	7.77
	GROWTH FUND[1] ATTN STEPHANIE DORSEY 1111 POLARIS PKWY SUITE 2J PO BOX 711235 OH1-1235 COLUMBUS OH 43240

	STRAFE & CO1	67.28
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

INTERMEDIATE BOND FUND
ULTRA SHARES	NATIONAL CITY TTEE	6.04
	PLUMBERS LOCAL 14 - BANK ONE ATTN: TRUST MUTUAL FUNDS PO BOX 94984 CLEVELAND OH 44101-4984

94

BOIA-ONE GROUP OPERATIONS
1111 POLARIS PARKWAY
PO BOX 711234
COLUMBUS OH 43271-0001

NAME OF FUND	OWNER OF SHARES	PERCENTAGE HELD

	STRAFE & CO1	84.86
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

KENTUCKY MUNICIPAL BOND FUND
SELECT CLASS SHARES	STRAFE & CO1	95.34

	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

LOUISIANA MUNICIPAL BOND FUND
SELECT CLASS SHARES	STRAFE & CO1	89.46
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

MICHIGAN MUNICIPAL BOND FUND
CLASS C SHARES	MORGAN STANLEY DW INC FBO	7.13
	LUCIANO I PIEROBON & HARBORSIDE FINANCIAL CNTR PLAZA 3 JERSEY CITY NJ 07311

	NFS LLC FEBO	8.85
	JOYCE M METZKER CARL W METZKER JTTEN TOD DTD 02/04/2006 1376 BISHOP RD GROSSE POINTE MI 48230-1146

	NFS LLC FEBO	7.14
	LAURA J GANT TOD DTD 05/08/2006 628 UNIVERSITY PL GROSSE POINTE MI 48230-1259

	NFS LLC FEBO	12.19
	MARIA NORTHEY 7263 LOBDELL RD LINDEN MI 48451-8780

	RONALD M PIRTLE	7.18
	524 BARRINGTON CT BLOOMFIELD MI 48304-2121

MICHIGAN MUNICIPAL BOND FUND
SELECT CLASS SHARES	STRAFE & CO1	85.22
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

95

NAME OF FUND	OWNER OF SHARES	PERCENTAGE HELD

MORTGAGE-BACKED SECURITIES FUND
CLASS A SHARES	NFS LLC FBO	6.47
	ROBERT PIPER 131 HARRISON ST LAKE CHARLES LA 70601-5942

	NFS LLC FEBO	5.26
	CARL J EBERTS 26 CABERNET DR KENNER LA 70065-1136

	NFS LLC FEBO	16.46
	GUSTAVO RIGOLI TTEE
	RIGOLI REVOC TRUST U/A 6/22/99 1981 N OLD PATAGONIA RD NOGALES AZ 85621-1273

	NFS LLC FEBO	7.00
	SEVERUD ASSOC CONS ENG PC PENSIO EDWARD MESSINA U/A 10/01/80 469 7TH AVE FL 9 NEW YORK NY 10018-8732

MORTGAGE-BACKED SECURITIES FUND
SELECT CLASS SHARES	AMALGAMATED BANK OF CHICAGO	5.78
	ATTN:TRUST OPER YVONNE LITTLEFIELD 1 W MONROE ST CHICAGO IL 60603-5384

	DESERET MUTUAL BENEFIT	14.21
	ADMINISTRATORS CUST FBO DESERET HEALTHCARE EMPLOYEE BENEFIT TRUST 60 E SOUTH TEMPLE FL 4 SALT LAKE CTY UT 84111-1004

	DESERET MUTUAL BENEFIT	12.25
	ADMINISTRATORS CUST FBO DESERET MUTUAL RETIREE 60 E SOUTH TEMPLE FL 4 SALT LAKE CTY UT 84111-1004

	STRAFE & CO1	57.62
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

MORTGAGE-BACKED SECURITIES FUND
ULTRA SHARES	MAC & CO	10.32
	MUTUAL FUNDS OPERATIONS PO BOX 3198 PITTSBURGH PA 15230-3198

96

NAME OF FUND	OWNER OF SHARES	PERCENTAGE HELD

	NORTHERN TRUST CUSTODIAN FBO	5.51
	ADVOCATE HEALTH CARE NETW 26-14014 PO BOX 92956 CHICAGO IL 60675-0001

	OSF BANK ONE CUSTODY[1]	6.46
	NATIONAL CITY BANK TRUST MUTUAL FUN PO BOX 94984 CLEVELAND OH 44101-4984

	STRAFE & CO1	22.33
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

MUNICIPAL INCOME FUND
CLASS C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	10.93
	INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484

MUNICIPAL INCOME FUND
SELECT CLASS SHARES	STRAFE & CO1	55.14
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

OHIO MUNICIPAL BOND FUND
CLASS A SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	6.57
	INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484

	NFS LLC FEBO	15.32
	CBC CO INC ATTN DIRK CANTRELL 250 E TOWN ST COLUMBUS OH 43215-4631

	ROBERT W BAIRD & CO. INC.	5.37
	777 EAST WISCONSIN AVENUE MILWAUKEE WI 53202-5300

OHIO MUNICIPAL BOND FUND
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF	21.37
	ITS CUSTOMERS ATTN FUND ADMINISTRATION SEC# 97B00 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484

97

NAME OF FUND	OWNER OF SHARES	PERCENTAGE HELD

	NFS LLC FEBO	5.33
	JANICE M PIIRA THOMAS A PIIRA 4915 LYTFIELD DR DUBLIN OH 43017-2175

	NFS LLC FEBO	5.46
	OLIVEROSE APPLE TTEE OLIVEROSE APPLE REVOCABLE TRUST U/A 5/2/89 237 STONEHAVEN RD DAYTON OH 45429-1641

OHIO MUNICIPAL BOND FUND
SELECT CLASS SHARES	STRAFE & CO1	79.85
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

SHORT DURATION BOND FUND
CLASS B SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	8.67
	INC FOR THE SOLE BENEFIT OF CUSTOMERS
	4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484

SHORT DURATION BOND FUND
SELECT CLASS SHARES	JPMORGAN INVESTOR BALANCED FUND[1]	9.10
	ATTN STEPHANIE DORSEY 1111 POLARIS PKWY SUITE 2J PO BOX 711235 OH1-1235 COLUMBUS OH 43240

	JPMORGAN INVESTOR CONSERVATIVE	17.70
	GROWTH FUND[1] ATTN STEPHANIE DORSEY 1111 POLARIS PKWY SUITE 2J PO BOX 711235 OH1-1235 COLUMBUS OH 43240

	STRAFE & CO1	62.60
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

SHORT DURATION BOND FUND
ULTRA SHARES	JPMIM AS AGENT FBO	8.54
	NORTHERN TRUST AS TRUSTEE FOR NATIONAL TEXTILES RETIREMENT PLAN ATTN CLIENT SERVICE MANAGER 1111 POLARIS PKWY FL 3 # OH1-0213 COLUMBUS OH 43240-7001

98

NAME OF FUND	OWNER OF SHARES	PERCENTAGE HELD

	JPMIM AS AGENT FOR[1]	9.86
	TRINITY INDUSTRIES INC ATTN CLIENT SERVICE MANAGER 1111 POLARIS PKWY FL3 OH1-0213 COLUMBUS OH 43240-7001

	JPMIM AS AGENT FOR[1]	19.34
	UNIV HOSPITALS HEALTH SYSTEM POOL 3 ATTN CLIENT SERVICE MANAGER 1111 POLARIS PKWY OH1-0213 COLUMBUS OH 43240-7001

	STRAFE & CO1	60.97
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

SHORT TERM MUNICIPAL BOND FUND
CLASS A SHARES	EDWARD D JONES & CO FAO	5.45
	FRANK GIANNETTI & SUSAN J COLLIER ET AL TTEE PO BOX 2500 MARYLAND HTS MO 63043-8500

	NFS LLC FEBO	5.84
	LAWRENCE B WEYMOUTH JR TTEE LAWRENCE B WEYMOUTH JR INTER VIVOS TR U/A 6/20/83 PO BOX 579
	ARMADA MI 48005-0579

SHORT TERM MUNICIPAL BOND FUND
CLASS B SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	8.17
	INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484

SHORT TERM MUNICIPAL BOND FUND
SELECT CLASS SHARES	STRAFE & CO1	88.94
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

TAX FREE BOND FUND
SELECT CLASS SHARES	BALSA & CO1	8.60
	REBATE ACCOUNT MUTUAL FUNDS UNIT 16 HCB 340 PO BOX 2558 HOUSTON TX 77252-2558

	STRAFE & CO1	42.46
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

99

NAME OF FUND	OWNER OF SHARES	PERCENTAGE HELD

TREASURY & AGENCY FUND
CLASS A SHARES	NFS LLC FEBO	9.01
	QUECHAN INDIAN TRIBE PO BOX 1889 YUMA AZ 85366-1889

	TRUSTLYNX & CO	8.26
	TRUSTLYNX PO BOX 173736 DENVER CO 80217-3736

TREASURY & AGENCY FUND
SELECT CLASS SHARES	J P MORGAN TRUST CO1	8.63
	NATIONAL ASSOCIATION AS TRUSTEE ATTN NANCY GROVE 250 W HURON RD FL 2T CLEVELAND OH 44113-1451

	JPMORGAN TRUST CO OF DE1	5.21
	THE ARBOR TRUST ATTN: FUND OPERATIONS 3/OPS3 500 STANTON CHRISTIANA ROAD NEWARK DE 19713-2107

	STRAFE & CO1	70.64
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

ULTRA SHORT DURATION BOND FUND
CLASS A SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	6.32
	INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484

	NFS LLC FEBO	5.19
	BARON AND BUDDPC/FIBERBOARD ESCROW ATTN MAUREEN RYDELL 3102 OAK LAWN SUITE 1100 DALLAS TX 75219-4283

	NFS LLC FEBO	5.19
	BARON PC/OC BUDD PC/OC ATTN MAUREEN RYDELL 3102 OAK LAWN SUITE 1100 DALLAS TX 75219-4283

ULTRA SHORT DURATION BOND FUND
CLASS B SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	7.01
	INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484

100

NAME OF FUND	OWNER OF SHARES	PERCENTAGE HELD

ULTRA SHORT DURATION BOND FUND
SELECT CLASS SHARES	JPMORGAN INVESTOR CONSERVATIVE	7.44
	GROWTH FUND[1] ATTN STEPHANIE DORSEY 1111 POLARIS PKWY SUITE 2J PO BOX 711235 OH1-1235 COLUMBUS OH 43240

	NA BANK & CO	20.67
	C/O BANK OF OKLAHOMA PO BOX 2180 TULSA OK 74101-2180

	STRAFE & CO1	39.95
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

ULTRA SHORT DURATION BOND FUND
ULTRA SHARES	JP MORGAN AS CUST FOR[1]	16.75
	PORSCHE BUSINESS SERVICES ATTN DAVID CARRASQUILLO 3 METROTECH CTR BROOKLYN NY 11245-0001

	SEI PRIVATE TRUST CO	23.47
	C/O SUNTRUST ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456

	STRAFE & CO1	34.00
	BOIA-ONE GROUP OPERATIONS

	1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

	UNITED HOSPITAL SYSTEM INC	6.15
	6308 8TH AVE KENOSHA WI 53143-5031

WEST VIRGINIA MUNICIPAL BOND FUND
CLASS A SHARES	NFS LLC FEBO	5.47
	JEWELL K WHITTAKER PO BOX 926 BECKLEY WV 25802-0926

	NFS LLC FEBO	9.19
	SUSAN H SMITH ROBERT SMITH JT TEN 19 BRITTANY WOOD RD CHARLESTON WV 25314

WEST VIRGINIA MUNICIPAL BOND FUND
SELECT CLASS SHARES	SECURITY NATIONAL TRUST COMPANY	19.15
	1300 CHAPLINE ST WHEELING WV 26003-3348

101

NAME OF FUND	OWNER OF SHARES	PERCENTAGE HELD

	STRAFE & CO1	79.30
	BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001

1

The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Financial Statements

          The financial statements of the Trust are incorporated by reference into this Statement of Additional Information. The financial statements for the fiscal year ended February 28, 2006 for the Funds included in this SAI have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm to the Trust, as indicated in their reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

102

APPENDIX A – Description of Ratings

          The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the investment adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

          Unrated securities will be treated as non-investment grade securities unless the investment adviser determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor’s Rating Service (“S&P”)

A-1

Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2

Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3

Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C	Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings (“Fitch”)

F1	HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	DEFAULT. Denotes actual or imminent payment default.

“+” or ”-”	may be appended to ‘F-1’ rating to denote relative status within the ‘F1’ rating category.

‘NR’	indicates that Fitch does not rate the issuer or issue in question.

Moody’s Investors Service, Inc. (“Moody’s”)

Prime-1

Superior ability for repayment, often evidenced by such characteristics as: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Acceptable capacity for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime	Does not fall within any of the Prime rating categories.

Dominion Bond Rating Service Limited (“Dominion”)

R-1	Prime Credit Quality

R-2	Adequate Credit Quality

R-3	Speculative

          All three Dominion rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area.

R-1 (high)

Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which Dominion has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1 (middle)

Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)

Short term debt rated “R-1” (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high); R-2 (middle); R-2 (low)

Short term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit”. Profitability trends, past and future, may be less favorable, earnings not as stabled, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high); R-3 (middle); R-3 (low)

Short term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

DESCRIPTION OF BANK RATINGS

Moody’s

          These ratings represent Moody’s opinion of a bank’s intrinsic safety and soundness.

A

These banks possess superior intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

B

These banks possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

C

These banks possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable and defensible business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

D

Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors; a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

E

Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise; financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

          Where appropriate, a “+” modifier will be appended to ratings below the “A” category and a “-” modifier will be appended to ratings above the “E” category to distinguish those banks that fall in intermediate categories.

DESCRIPTION OF BOND RATINGS

S&P

     Corporate and Municipal Bond Ratings

     Investment Grade

AAA	Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree.

A

Debt rated A has a strong capacity to pay interest and repay principal; it is somewhat more susceptible, however, to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to impair the obligor’s capacity to pay interest and repay principal for debt in this category in higher-rated categories.

     Speculative Grade

          Debt rated BB, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC	The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C

The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1	The rating C1 is reserved for income bonds on which no interest is being paid.

D

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

Plus(+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.	Not rated.

          Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Moody’s

     Long-Term Ratings: Bonds and Preferred Stock

     Investment Grade

Aaa

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

Aa

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Non-Investment Grade

Ba

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. The protection of interest and principal payments may be no more than moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment.

          Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Corporate Short-Term Debt Ratings

          Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

          Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Fitch

     Investment Grade

AAA

HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

HIGH CREDIT QUALITY. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB

SPECULATIVE. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

HIGHLY SPECULATIVE. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met: however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D

DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Dominion

     Bond and Long-Term Debt Rating Scale

AAA

Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which Dominion has established for this category, few entities are able to achieve a AAA rating.

AA

Bonds rate “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A

Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB

Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

BB

Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B

Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/ CC/C

Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B”, Bonds rated below “B” often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D	This category indicates Bonds in default of either interest or principal.

(“high,” “low”) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

DESCRIPTION OF INSURANCE RATINGS
Moody’s

     Insurance Financial Strength Ratings

          These ratings represent Moody’s opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

Aaa

Insurance companies rated in this category offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa

These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A	Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa	Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba

Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B	Insurance companies rated in this category offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa

Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca	Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C	Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

     Short-Term Insurance Financial Strength Ratings

          These ratings represents Moody’s opinions of the ability of the insurance company to repay punctually its short-term senior policyholder claims and obligations. The ratings apply to senior policyholder obligations that mature or are payable within one year or less.

          Specific obligations are considered unrated unless individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

P-1	Insurers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term policyholder claims and obligations.

P-2	Insurers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term policyholder claims and obligations.

P-3	Insurers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term policyholder claims and obligations.

NP	Insurers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

S&P

          An insurer rated “BBB” or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA	Extremely Strong financial security characteristics. “AAA” is the highest Insurer Financial Strength Rating assigned by Standard & Poor’s.

AA	Very Strong financial security characteristics, differing only slightly from those rated higher.

A	Strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB	Good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

          An insurer rated “BB” or lower is regarded as having vulnerable characteristics that may outweigh its strengths. “BB” indicates the least degree of vulnerability within the range; “CC” the highest.

BB	Marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B	Weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC	Very Weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC	Extremely Weak financial security characteristics and is likely not to meet some of its financial commitments.

R

An insurer rated R is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR	Not Rated, which implies no opinion about the insurer’s financial security.

Plus (+) or minus (-) Following ratings from “AA” to “CCC” show relative standing within the major rating categories.

Fitch

     Insurer Financial Strength Ratings

          A Fitch insurer financial strength rating (“IFS rating”) provides an assessment of the financial strength of an insurance organization, and its capacity to meet senior obligations to policyholders and contractholders on a timely basis. The IFS rating is assigned to the insurance organization itself, and no liabilities or obligations of the insurer are specifically rated unless otherwise stated (for example, Fitch may separately rate the debt obligations of an insurer). The IFS rating can be assigned to insurance and reinsurance companies in all insurance sectors, including the life & health, property & casualty, mortgage, financial guaranty and title insurance sectors, as well as managed care companies such as health maintenance organizations.

          The IFS rating uses the same ratings scale and symbols used by Fitch for its international ratings of long-term debt obligations and issuers. However, the definitions associated with the ratings reflect the unique aspects of the IFS rating within an insurance industry context. Ratings in the ‘AA’ through ‘CCC’ categories may be amended with a plus or minus sign to show relative standing within the major rating category. Ratings of ‘BBB-’ and higher are considered to be “Secure”, and those of ‘BB+’ and lower are considered to be “Vulnerable”.

AAA

EXCEPTIONALLY STRONG. Companies assigned this highest rating are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors is expected to be extremely small.

AA

VERY STRONG. Companies are viewed as possessing very strong capacity to meet policyholder and contract obligations. Risk factors are modest, and the impact of any adverse business and economic factors is expected to be very small.

A

STRONG. Companies are viewed as possessing strong capacity to meet policyholder and contract obligations. Risk factors are moderate, and the impact of any adverse business and economic factors is expected to be small.

BBB

GOOD. Companies are viewed as possessing good capacity to meet policyholder and contract obligations. Risk factors are somewhat high, and the impact of any adverse business and economic factors is expected to be material, yet manageable.

BB

Moderately Weak. Companies are viewed as moderately weak with an uncertain capacity to meet policyholder and contract obligations. Though positive factors are present, overall risk factors are high, and the impact of any adverse business and economic factors is expected to be significant.

B

Weak. Companies are viewed as weak with a poor capacity to meet policyholder and contract obligations. Risk factors are very high, and the impact of any adverse business and economic factors is expected to be very significant.

CCC, CC, C

Very Weak. Companies rated in any of these three categories are viewed as very weak with a very poor capacity to meet policyholder and contract obligations. Risk factors are extremely high, and the impact of any adverse business and economic factors is expected to be insurmountable. A ‘CC’ rating indicates that some form of insolvency or liquidity impairment appears probable. A ‘C’ rating signals that insolvency or a liquidity impairment appears imminent.

DDD, DD, D

Distressed. These ratings are assigned to companies that have either failed to make payments on their obligations in a timely manner, are deemed to be insolvent, or have been subjected to some form of regulatory intervention. Within the ‘DDD’-’D’ range, those companies rated ‘DDD’ have the highest prospects for resumption of business operations or, if liquidated or wound down, of having a vast majority of their obligations to policyholders and contractholders ultimately paid off, though on a delayed basis (with recoveries expected in the range of 90-100%). Those rated ‘DD’ show a much lower likelihood of ultimately paying off material amounts of their obligations in a liquidation or wind down scenario (in a range of 50-90%). Those rated ‘D’ are ultimately expected to have very limited liquid assets available to fund obligations, and therefore any ultimate payoffs would be quite modest (at under 50%).

     Short-Term Insurer Financial Strength Ratings

          Fitch will only assign a ST-IFS rating to insurers that also have been assigned an IFS rating. Currently, ST-IFS ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

          The ST-IFS rating uses the same international ratings scale used by Fitch for short-term debt and issuer ratings. Ratings of ‘F1’, ‘F2’ and ‘F3’ are considered to be “Secure”, while those of ‘B’ and below are viewed as “Vulnerable”.

F1

STRONG. Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.

F2	MODERATELY STRONG. Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.

F3

MODERATE. Insurers are viewed as having a moderate capacity to meet their near-term obligations, and a near-term adverse change in business or economic factors would likely move the insurer to a ‘vulnerable’ rating category.

B	WEAK. Insurers are viewed as having a weak capacity to meet their near-term obligations.

C	VERY WEAK. Insurers are viewed as having a very weak capacity to meet their near-term obligations.

D	DISTRESSED. Insurers have either been unable to meet near-term obligations, or the failure to meet such obligations is imminent.

DESCRIPTION OF SHORT-TERM MUNICIPAL BOND RATINGS

Moody’s

          Moody’s ratings for short-term municipal obligations are designated “Moody’s Investment Grade (“MIG”) or “Variable Moody’s Investment Grade” (“VMIG”), in the case of variable rate demand obligations (“VRDOs”). For VRDOs, a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features. Those short-term obligations that are of speculative quality are designated SG.

MIG1/VMIG1	Superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2	Strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG3/VMIG3	Acceptable credit quality. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

SG	Speculative quality. Debt instruments in this category lack margins of protection.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

SP-1	Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest.

SP-3	Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

Moody’s

aaa	Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa	High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a

Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa	Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba

Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b	Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	Lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Dominion

     Preferred Share Rating Scale

Pfd-1

Preferred shares rated “Pfd-1” are of superior credit quality, and are supported by entities with strong earnings and balance sheet characteristics. “Pfd-1” generally corresponds with companies whose senior bonds are rated in the “AAA” or “AA” categories. As is the case with all rating categories, the relationship between senior debt ratings and preferred share ratings should be understood as one where the senior debt rating effectively sets a ceiling for the preferred shares issued by the entity. However, there are cases where the preferred share rating could be lower than the normal relationship with the issuer’s senior debt rating.

Pfd-2

Preferred shares rated “Pfd-2” are of satisfactory credit quality. Protection of dividends and principal is still substantial, but earnings, the balance sheet, and coverage ratios are not as strong as Pfd-1 rated companies. Generally, “Pfd-2” ratings correspond with companies whose senior bonds are rated in the “A” category.

Pfd-3

Preferred shares rated “Pfd-3” are of adequate credit quality. While protection of dividends and principal is still considered acceptable, the issuing entity is more susceptible to adverse changes in financial and economic conditions, and there may be other adversities present which detract from debt protection. “Pfd-3” ratings generally correspond with companies whose senior bonds are rated in the higher end of the “BBB” category.

Pfd-4

Preferred shares rated “Pfd-4” are speculative, where the degree of protection afforded to dividends and principal is uncertain, particularly during periods of economic adversity. Companies with preferred shares rated “Pfd-4” generally coincide with entities that have senior bond ratings ranging from the lower end of the “BBB” category through the “BB” category.

Pfd-5

Preferred shares rated “Pfd-5” are highly speculative and the ability of the entity to maintain timely dividend and principal payments in the future is highly uncertain. The “Pfd-5” rating generally coincides with companies with senior bond ratings of “B” or lower. Preferred shares rated “Pfd-5” often have characteristics which, if not remedied, may lead to default.

“D”	This category indicates preferred shares that are in arrears of paying either dividends or principal.

(“high”, “low”) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicate a rating that is essentially in the middle of the category. In order to alert subscribers to the fact that in a default situation there is a potentially higher risk of loss with a non-cumulative security, Dominion uses the “n” designation. This method essentially alerts subscribers to the potential risk that would arise in a default scenario without penalizing the base rating, where the key focus is to measure credit risk and the likelihood of default. Dominion has chosen to provide the same type of alert for hybrid instruments using the “y” designation.

JPMorgan Money Market Funds

STATEMENT OF ADDITIONAL INFORMATION
July 1, 2006

JPMorgan Trust II (“Trust”)

JPMorgan Liquid Assets Money Market Fund (the “Liquid Assets Money Market Fund”)
JPMorgan U.S. Government Money Market Fund (the “U.S. Government Money Market Fund”)
JPMorgan U.S. Treasury Plus Money Market Fund (the “U.S. Treasury Plus Money Market Fund”)
JPMorgan Municipal Money Market Fund (the “Municipal Money Market Fund”)
JPMorgan Michigan Municipal Money Market Fund (the “Michigan Municipal Money Market Fund”)
JPMorgan Ohio Municipal Money Market Fund (the “Ohio Municipal Money Market Fund”)

(each a “Fund,” and collectively the “Money Market Funds” or “ Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus, but contains additional information which should be read in conjunction with the prospectuses dated July 1, 2006, as supplemented from time to time (each a “PROSPECTUS” and, together, the “PROSPECTUSES”). This SAI is incorporated in its entirety into each Fund’s Prospectus or Prospectuses. The Annual Report for the Funds for the fiscal year ended February 28, 2006 is incorporated by reference into this SAI. A copy of the Annual Report and each Prospectus is available without charge by writing to JPMorgan Distribution Services, Inc., at P.O. Box 711235, Columbus, Ohio 43271-1235.

For more information about the Funds or the Financial Statements, simply write or call:

Morgan Shares, Class B Shares, Class C Shares, Investor Shares, Premier Shares and Reserve Shares:	Agency Shares, Capital Shares, Institutional Class Shares, Service Shares and E*TRADE Class Shares:

JPMorgan Funds Services P.O. Box 8528 Boston, MA 02266-8528	JPMorgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3 Newark, DE 19713

1-800-480-4111	1-800-766-7722

SAI-MMKTOG-706

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2

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THE TRUST

          The Funds are series of JPMorgan Trust II (the “Trust”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004. The Funds were formerly series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985. At shareholder meetings held on January 20, 2005, shareholders of One Group Mutual Funds approved the redomiciliation of One Group Mutual Funds as a Delaware statutory trust to be called JPMorgan Trust II. The redomiciliation was effective after the close of business on February 18, 2005.

          The Trust currently consists of forty-three series of units of beneficial interest (“SHARES”) each representing interests in separate investment portfolios (the “ JPMORGAN FUNDS”). This SAI includes information for the Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Municipal Money Market Fund, Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund. The other JPMorgan Funds are covered by a separate Statement of Additional Information.

          JPMorgan Funds. After the close of business on February 18, 2005, certain series of J.P. Morgan Mutual Fund Trust (the “Predecessor JPMorgan Funds”) and One Group Mutual Funds merged with and into the Funds listed below. The following list identifies the target funds and the surviving funds:

Target Funds	Surviving Funds

One Group U.S. Government Securities Money Market Fund; JPMorgan U.S. Government Money Market Fund	One Group Government Money Market Fund now known as JPMorgan U.S. Government Money Market Fund

JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund now known as JPMorgan Liquid Assets Money Market Fund

JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund now known as JPMorgan U.S. Treasury Plus Money Market Fund

Fund Names. Prior to February 19, 2005, the Funds had the following names listed below corresponding to their current names:

Former One Group Name	Current Names as of February 19, 2005

One Group Government Money Market Fund	JPMorgan U.S. Government Money Market Fund

One Group Michigan Municipal Money Market Fund	JPMorgan Michigan Municipal Money Market Fund
One Group Municipal Money Market Fund	JPMorgan Municipal Money Market Fund
One Group Ohio Municipal Money Market Fund	JPMorgan Ohio Municipal Money Market Fund
One Group Prime Money Market Fund	JPMorgan Liquid Assets Money Market Fund
One Group U.S. Treasury Securities Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund

          Diversification. All of the Trust’s Funds are diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), except the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund which are non-diversified.

          Share Classes. Shares in the Funds of the Trust are generally offered in multiple classes. The following chart shows the share classes offered (or which will be offered in the future) by each of the Funds as of the date of this Statement of Additional Information:

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Fund	Capital	Institutional Class	Agency	Premier	Investor	Morgan	Reserve[2]	Class B	Class C	Service	E*TRADE Class
Liquid Assets Money Market	X	X	X	X	X1	X	X	X	X	X
U.S. Government Money Market	X4	X	X4	X4		X	X			X
U.S. Treasury Plus Money Market		X	X	X	X1	X	X	X	X
Municipal Money Market		X	X	X3		X	X			X	X5
Michigan Municipal Money Market				X3		X	X
Ohio Municipal Money Market				X3		X	X

[1]	Effective February 19, 2005, the Class I Shares of these Funds were redesignated Investor Shares.

[2]

Effective February 19, 2005, the Class A Shares of these Funds were redesignated Reserve Shares. Shareholders who were not utilizing sweep services as of February 18, 2005 automatically exchanged their Reserve Shares for Morgan Shares.

[3]	Effective February 19, 2005, the Class I Shares of these Funds were redesignated Premier Shares.

[4]	Effective February 19, 2005, Class I Shares, Administrative Class Shares, and Class S Shares of this Fund were redesignated Capital Shares, Agency Shares, and Premier Shares, respectively.

[5]	Available only for clients of E*TRADE Securities LLC.

          Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in a particular class of Shares of a Fund should be made without first reading that Fund’s Prospectus.

          Pegasus Consolidation.  In March, 1999, the then-existing Funds of One Group Mutual Funds (the Predecessor to the Trust) consolidated with the Pegasus Funds pursuant to an Agreement and Plan of Reorganization. Except for the Fund listed below, the Funds of the Trust were considered to be the surviving fund for accounting purposes. The following shows the name of the former Pegasus Fund that is considered to be the surviving fund for accounting purposes and the current name of such Fund:

Name of Former Pegasus Fund	Current Name of JPMorgan Fund

Pegasus Michigan Municipal Money Market Fund	JPMorgan Michigan Municipal Money Market Fund

          The Fund is referred to as the “PEGASUS PREDECESSOR FUND.” The Pegasus Predecessor Fund is identified in this SAI by its JPMorgan name.

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INVESTMENT OBJECTIVES AND POLICIES

           The following policies supplement each Fund’s investment objective and policies as set forth in the respective Prospectus for that Fund. Additional details about each Fund’s investment practices are contained in Appendix B to this Statement of Additional Information. JPMorgan Investment Advisors, Inc. (“JPMORGAN INVESTMENT ADVISORS”, formerly known as Banc One Investment Advisors Corporation) advises each Fund and is referred to herein as the “INVESTMENT ADVISER”.

Additional Information on Fund Instruments

Asset-Backed Securities

          Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

          Prepayment Risks. The issuers of asset-backed securities may be able to repay principal in advance if interest rates fall. Also, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. In addition, potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

Bank Obligations

          Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.

          Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Fund, a bankers’ acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

          Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. To be eligible for purchase by a Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion.

          Some of the Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. The Funds may also invest in yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Certain Funds may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in foreign currencies (see “Foreign Investments” herein).

          Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit. All of the Funds may utilize Demand Deposits in connection with their day-to-day operations.

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Commercial Paper

          Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. With respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Funds, other than the U.S. Treasury Plus Money Market Fund and the U.S. Government Money Market Fund only purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody’s, F2 or better by Fitch, or R-2 or better by Dominion), or, if unrated, determined by the Investment Adviser to be of comparable quality.

          Some of the above Funds may also invest in Canadian commercial paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer. See “Risk Factors of Foreign Investments” below.

Demand Features

          Some of the Funds may acquire securities that are subject to puts and standby commitments (“DEMAND FEATURES”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

          Under a “STAND-BY COMMITMENT,” a dealer would agree to purchase, at a Fund’s option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. A Fund will generally limit its investments in stand-by commitments to 25% of its total assets.

          The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemption requests and remain as fully invested as possible.

Foreign Investments

          Some of the Funds may invest in certain obligations or securities of foreign issuers. Possible investments include debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper.

Risk Factors of Foreign Investments

Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic

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issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.

Government Securities

           The Funds may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Securities issued by U.S. government agencies or instrumentalities may not be guaranteed by the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when the Fund’s Investment Adviser believes the credit risk presented by the obligations is determined to be minimal.

          Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association (“Ginnie Mae”) and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury. Securities in which the Funds may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Bank and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), which are supported only by the credit of such entities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of their obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

          For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see “Investment Objective and Policies—Additional Information on Fund Instruments—Mortgage-Related Securities” in this SAI.

High Quality Investments

          The Funds may invest only in obligations determined by the Investment Adviser to present minimal credit risks under guidelines adopted by the Trust’s Board of Trustees.

          The U.S. Treasury Plus Money Market Fund may invest only in U.S. Treasury bills, notes and other U.S. Treasury obligations issued or guaranteed by the U.S. government. Some of the securities held by the U.S. Treasury Plus Money Market Fund may be subject to repurchase agreements.

          The U.S. Government Money Market Fund invests exclusively in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

           With regard to the Funds, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization (“NRSRO”), in the case of single-rated securities; or (ii) in the case of multiple-rated securities, possess one of the two highest short-term ratings by at least two NRSROs or (iii) do not possess a rating (i.e., are unrated) but are determined by the Investment Adviser to be of comparable quality to the rated instruments eligible for purchase by the Trust under guidelines adopted by the Board of Trustees (collectively, “ELIGIBLE SECURITIES”). A security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer’s short-term debt obligations if determined by the Investment Adviser to be comparable in priority and security to the obligation selected for purchase by the Trust.

          A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by the Investment Adviser to be of comparable quality, provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Investment Adviser. A security which at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is not considered an

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Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the top three highest rating categories.

          Eligible Securities include First-Tier Securities and Second-Tier Securities. First-Tier Securities include those that possess a rating in the highest category, in the case of a single-rated security, or at least two ratings in the highest rating category, in the case of multiple-rated securities, or, if the securities do not possess a rating, are determined to be of comparable quality by the Investment Adviser pursuant to the guidelines adopted by the Board of Trustees. Second-Tier Securities are all Eligible Securities other than First-Tier Securities.

          Each Fund (other than the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund) will not invest more than 5% of its total assets in the securities of any one issuer (unless otherwise permitted under Rule 2a-7). The Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund, with respect to 75% of each of their portfolios, will not invest more than 5% of each of their total assets in the securities of any one issuer; however, these Funds will not invest more than 5% of their total assets in securities of any one issuer unless the securities are First Tier Securities. In addition, each Fund (other than the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund) may not invest more than 5% of its total assets in Second Tier Securities, with investment in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund’s total assets or $1 million. The Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market Fund may not invest more than 5% of their total assets in Second Tier Conduit Securities (as defined in Rule 2a-7), with investment in the Second Tier Conduit Security of one issuer further limited to the greater of 1% of the Fund’s total assets or $1 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund’s assets or a subsequent change in a security’s qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of a Fund’s assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and, with respect to each Fund, repurchase agreements fully collateralized by such obligations.

          Under the guidelines adopted by the Trust’s Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, the Investment Adviser may be required to promptly dispose of an obligation held in a Fund’s portfolio in the event of certain developments that indicate a diminishment of the instrument’s credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

          A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

Interfund Lending

          To satisfy redemption requests or to cover unanticipated cash shortfalls, the Funds may enter into lending agreements (“Interfund Lending Agreements”) under which the Funds would lend money and borrow money for temporary purposes directly to and from each other through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its investment limitations. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

          If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

          A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund’s interfund

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borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility on a secured basis only. A Fund may not borrow through the credit facility or from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act.

          No Fund may lend to another Fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending Fund’s net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

          The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another Fund. A delay in repayment to a lending Fund could result in a lost opportunity or additional borrowing costs.

Investment Company Securities

          Some Funds may invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. Other investment company securities may include securities of a money market fund of the Trust, and securities of other money market funds for which JPMorgan Investment Advisors or its affiliate serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Funds may cause Shareholders to bear duplicate fees. The Investment Adviser will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust and in other funds advised by JPMorgan Investment Advisors or its affiliates.

Mortgage-Related Securities

          MORTGAGE-BACKED SECURITIES (CMOS AND REMICS). Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). (A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the “CODE”) and invests in certain mortgages principally secured by interests in real property and other permitted investments).

Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

☐	various governmental agencies such as Ginnie Mae;

☐	government-related organizations such as Fannie Mae and Freddie Mac; and

☐

non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. (Non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

          There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

          Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

          Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or

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entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

          Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          CMOs and guaranteed REMIC pass-through certificates (“REMIC CERTIFICATES”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “MORTGAGE ASSETS”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

          Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

          Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

          Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

          REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

          CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

          The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

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          Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

          A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-BONDS”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC CERTIFICATES”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

Limitations on the use of Mortgage-Backed Securities

          The Funds that invest in mortgage-backed securities may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Liquid Assets Money Market Fund, the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund may invest in mortgage-backed securities that are rated in one of the two highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Investment Adviser to be of comparable quality.

Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

          In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

          Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

          Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

          Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. A Fund’s Investment Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

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Risk Factors of Mortgage-Related Securities

          Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

          Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

          Market Value. The market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

          Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

          Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Municipal Securities

          Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as:

1.	bridges,

2.	highways,

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3.	roads,

4.	schools,

5.	waterworks and sewer systems, and

6.	other utilities.

Other public purposes for which Municipal Securities may be issued include:

1.	refunding outstanding obligations,

2.	obtaining funds for general operating expenses, and

3.	obtaining funds to lend to other public institutions and facilities.

In addition, certain debt obligations known as “PRIVATE ACTIVITY BONDS” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

1.	water, sewage and solid waste facilities,

2.	qualified residential rental projects,

3.	certain local electric, gas and other heating or cooling facilities,

4.	qualified hazardous waste facilities,

5.	high-speed intercity rail facilities,

6.	governmentally-owned airports, docks and wharves and mass transportation facilities,

7.	qualified mortgages,

8.	student loan and redevelopment bonds, and

9.	bonds used for certain organizations exempt from Federal income taxation.

Certain debt obligations known as “INDUSTRIAL DEVELOPMENT BONDS” under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

1.	privately operated housing facilities,

2.	sports facilities,

3.	industrial parks,

4.	convention or trade show facilities,

5.	airport, mass transit, port or parking facilities,

6.	air or water pollution control facilities,

7.	sewage or solid waste disposal facilities, and

8.	facilities for water supply.

          Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

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          The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

          The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:

1.	Short-term tax-exempt General Obligations Notes,

2.	Tax Anticipation Notes,

3.	Bond Anticipation Notes,

4.	Revenue Anticipation Notes,

5.	Project Notes, and

6.	Other forms of short-term tax-exempt loans.

          Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

          There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

☐	general money market conditions,

☐	coupon rate,

☐	the financial condition of the issuer,

☐	general conditions of the municipal bond market,

☐	the size of a particular offering,

☐	the maturity of the obligations, and

☐	the rating of the issue.

          The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Investment Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

          Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies

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available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

          Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

          Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

Risk Factors in Municipal Securities

          Tax Risk. The Code, imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

          Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

•	the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

•	the value of the bonds may be reduced;

•	you and other Shareholders may be subject to unanticipated tax liabilities;

•	a Fund may be required to sell the bonds at the reduced value;

•	it may be an event of default under the applicable mortgage;

•	the holder may be permitted to accelerate payment of the bond; and

•	the issuer may be required to redeem the bond.

          In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.

          Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”).

          State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Fund’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien.)

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          Litigation and Current Developments. Litigation or other conditions may materially adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Securities in the same manner.

          New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

Limitations on the Use of Municipal Securities

          The Funds may also invest in Municipal Securities if the Investment Adviser determines that such Municipal Securities offer attractive yields. The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

          The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

          The Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund may not be a desirable investment for “substantial users” of facilities financed by private activity bonds or industrial development bonds or for “related persons” of substantial users. Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

Michigan Municipal Securities

          As used in this Statement of Additional Information, the term “Michigan Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Michigan personal income tax.

          Risk Factors Regarding Michigan Municipal Securities. The State of Michigan’s economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture, and historically has been highly cyclical.

          While the national economy has shown strength since the 2001 – 2003 economic downturn, the Michigan economy continues to lag that of the nation as a whole. The State’s dependence on manufacturing, particularly the manufacturing of automobiles and automobile parts, in the context of reduced market share for Michigan-based companies, has led to the loss of approximately 325,000 jobs in the State in the period 2000 – 2005. This has had a significant adverse impact on Michigan’s economy and upon the revenue of the State and its political subdivisions. However, as of December 2005, the unemployment rate in Michigan was an estimated 6.8% as compared with the year 2004 rate of 7.1%, making the first year since 2000 in which the State’s unemployment rate declined; further, in calendar 2005, overall personal income in Michigan is estimated to have increased by 3.6% on a year-to-year basis.

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          The decline in the Michigan economy had the effect of requiring the State to make significant adjustments in expenditures and to seek additional revenue sources. This process continued throughout the period 2001 through early 2006. Among other means of supporting expenditures for State programs, the State’s Counter-Cyclical Budget and Economic Stabilization Fund, a reserve fund designed for times of economic decline, which exceeded $1.2 billion as of September 30, 2000, has been substantially expended, its balance at September 30, 2005 being $2 million.

          Among the budget uncertainties facing Michigan during the next several years are whether the school finance reform package presently in force will provide adequate revenues to fund kindergarten through twelfth grade education in the future, whether international business conditions or monetary or financial crises will adversely affect Michigan’s economy, particularly automobile production, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments.

          The Michigan Constitution limits the amount of total state revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of state personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 state personal income (which was 9.49%).

          The Michigan Constitution also provides that the proportion of state spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. Michigan originally determined that portion to be 41.6%. If such spending does not meet the required level in a given year, an additional appropriation for local government units is required by the following fiscal year; which means the year following the determinations of the shortfall, according to an opinion issued by the state’s Attorney General. Spending for local units met this requirement for fiscal years 1986-87 through 1991-92. As the result of litigation, Michigan agreed to reclassify certain expenditures, beginning with fiscal year 1992-93, and has recalculated the required percentage of spending paid to local government units to be 48.97%.

          The Michigan Constitution limits state general obligation debt to (i) short term debt for state operating purposes, (ii) short and long term debt for the purpose of making loans to school districts, and (iii) long term debt for voter-approved purposes.

          Constitutional changes in 1994 shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional expenses. These additional revenues will be included within the State’s constitutional revenue limitations and impact Michigan’s ability to increase revenues and continue expenditures for services at present levels.

          Michigan has issued and has outstanding general obligation full faith and credit bonds for Water Resources, the Environmental Protection Program, the Recreation Program and School Loan purposes. As of September 30, 2005, the state had approximately $1.6 billion of general obligation bonds outstanding.

          Michigan may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

          Michigan is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the state, substantially affect state programs or finances. These lawsuits involve programs generally in the areas of corrections, tax collection, commerce, and proceedings involving budgetary reductions to school districts and governmental units, and court funding.

          The State Constitution also limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

          In 1994, Michigan voters approved a comprehensive property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved and implemented, effective May 1, 1994, the state’s sales and use tax increased from 4% to 6%, the state income tax decreased from 4.6% to 4.4% (since reduced to 3.9%), and other new or increased taxes were imposed, including those on tobacco products and real estate transfers. In addition, beginning in 1994, a new State property tax of 6 mills began to be imposed on all real and personal property currently subject to the

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general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on non-homestead property and non-qualified agricultural property. Proposal A as implemented contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

          Proposal A and its implementing legislation shifted significant portions of the cost of local school operations from local school districts to Michigan and raised additional state revenues to fund these additional state expenses. These additional revenues will be included within Michigan’s constitutional revenue limitations and impact Michigan’s ability to raise additional revenues in the future.

          A state economy during a continued recessionary cycle also, as a separate matter, adversely affects the capacity of users of facilities constructed or acquired through the proceeds of private activity bonds or other “revenue” securities to make periodic payments for the use of those facilities.

Ohio Municipal Securities

          As used in this Statement of Additional Information, the term “Ohio Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Ohio personal income tax.

          Risk Factors Regarding Investments in Ohio Municipal Securities. The economy of Ohio, while becoming increasingly diversified and increasingly reliant on the service sector, continues to rely in significant part on durable goods manufacturing, which is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrial states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture also is an important segment of the Ohio economy, and the state has instituted several programs to provide financial assistance to farmers. Although revenue obligations of the state or its political subdivisions may be payable from a specific source or project, and general obligation debt may be payable primarily from a specific tax, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of such Ohio Municipal Securities in the Funds of the Trust or the ability of the respective obligors to make timely payment of interest and principal on such obligations.

          Since the Ohio Municipal Money Market Fund invests primarily in Ohio Municipal Securities, the value of the Fund’s Shares may be especially affected by factors pertaining to the economy of Ohio and other factors specifically affecting the ability of issuers of Ohio Municipal Securities to meet their obligations. As a result, the value of the Shares of the Ohio Municipal Money Market Fund may fluctuate more widely than the value of Shares of a portfolio investing in securities relating to a number of different states. The ability of Ohio state, county, or other local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to issuers of Ohio Municipal Securities may be affected from time to time by economic, political and demographic conditions within the state. In addition, current of future constitutional or statutory restrictions, including those proposed by initiative petition and approved by voters, may limit a government’s power to increase taxes or otherwise raise revenues. The availability of federal, state, and local aid to issuers of Ohio Municipal Securities may also affect their ability to meet their obligations. Payments of principal of and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from which the payments will be made, which in turn could be affected by economic, political, and demographic conditions in the state. Any reduction in the actual or perceived ability to meet obligations on the part of either an issuer of an Ohio Municipal Security or a provider of credit enhancement for such Ohio Municipal Security (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of that Ohio Municipal Security and could adversely affect the values of other Ohio Municipal Securities as well.

Repurchase Agreements

          The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the Investment Adviser’s credit guidelines. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if the agreement is collateralized by securities in which the Fund is permitted to invest. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the

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purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. Except in the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be seven days. In the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be 95 days, or as limited by the specific repurchase agreement. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 95 days from the effective date of the repurchase agreement. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds’ restrictions on purchases of illiquid securities. The Funds will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the value of the collateral falls below 100%. The Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. The Funds that are permitted to invest in repurchase agreements (other than the Liquid Assets Money Market Fund) may engage only in repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3 of the 1940 Act, which has the effect of enabling the Funds to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. The Liquid Assets Money Market Fund may also engage in repurchase agreement transactions that are collateralized by money market instruments or corporate debt securities that, at the time the transaction is entered into, are rated at least investment grade by the requisite NRSROs. For these repurchase agreement transactions, the Liquid Assets Money Market Fund would look to the counterparty, and not the collateral, for determining such diversification.

          A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Fund.

          Certain of the Funds may invest in repurchase agreements where the underlying securities are non-governmental securities but only if the Funds would be permitted to invest in such securities directly. These repurchase securities are subject to additional risks.

Reverse Repurchase Agreements

          Certain Funds may borrow money for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as cash or liquid securities consistent with the Fund’s investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by a Fund under the 1940 Act. The U.S. Government Money Market Fund is not permitted to borrow money for temporary purposes by entering into reverse repurchase agreements.

Restricted Securities

          Certain Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act and other restricted securities. Section 4(2) commercial paper (“4(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(2) paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in 4(2) paper, thus providing liquidity. The Funds believe that 4(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(2) paper and Rule 144A Securities, as determined by the Fund’s Investment Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.

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          The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“RULE 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed each Fund’s Investment Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

☐	the frequency of trades and quotes for the security;

☐	the number of dealers willing to purchase or sell the security and the number of other potential buyers;

☐	dealer undertakings to make a market in the security; and

☐	the nature of the security and the nature of the marketplace trades.

          Certain 4(2) paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

☐	The 4(2) paper must not be traded flat or in default as to principal or interest;

☐

The 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by a Fund’s Investment Adviser to be of equivalent quality;

☐

The Fund’s Investment Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program;

☐

The Fund’s Investment Adviser shall monitor the liquidity of the 4(2) paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 10% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless the Fund’s Investment Adviser is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund’s holdings of illiquid assets to less than 10% of its net assets; and

☐

The Fund’s Investment Adviser shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these guidelines no less frequently than quarterly.

Securities Lending

          To generate additional income, certain Funds, may lend up to 33 1/3% of such Fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. Typically, such collateral will be secured by U.S. Treasury securities, but it may also be secured by cash. The Fund receives payments from the borrowers equivalent to the dividends and interest which would have been earned on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the applicable Fund’s prospectus. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Fund’s Investment Adviser to be of good standing under guidelines established by the Trust’s Board of Trustees and when, in the judgment of the Fund’s Investment Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Fund or the borrower at any time, and are therefore, not considered to be illiquid investments. The Fund does not have the right to vote proxies for securities on loan. However, the Fund’s

21

Investment Adviser will terminate a loan and regain the right to vote if it were considered material with respect to an investment.

Short-Term Funding Agreements

          To enhance yield, certain Funds may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, the Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

          The Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Fund only if, at the time of purchase, no more than 10% of the Fund’s net assets will be invested in short-term funding agreements and other illiquid securities.

Treasury Receipts

          Certain Funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the Treasury STRIPS program.

U.S. Treasury Obligations

          The Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”). The Funds may also invest in Inflation Indexed Treasury Obligations.

Variable and Floating Rate Instruments

          Certain obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

          VARIABLE AMOUNT MASTER DEMAND NOTES are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. A Fund’s Investment Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

          Subject to their investment objective policies and restrictions, certain Funds may acquire VARIABLE AND FLOATING RATE INSTRUMENTS. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. The Funds may purchase EXTENDABLE COMMERCIAL NOTES. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

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          A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Fund’s Investment Adviser under guidelines established by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, a Fund’s Investment Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

          With respect to the Funds, variable or floating rate instruments with stated maturities of more than 397 days may, under the SEC’s amortized cost rule, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:

          (1) Adjustable Rate Government Securities. A Government Security which is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a Floating Rate Security shall be deemed to have a remaining maturity of one day.

          (2) Short-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

          (3) Long-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

          (4) Short-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

          (5) Long-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

          As used above, a note is “subject to a demand feature” where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days’ notice.

          Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 10% of the Fund’s net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by the Fund’s Investment Adviser, under guidelines established by the Trust’s Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

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When-Issued Securities and Forward Commitments

          The Funds may purchase securities on a “when-issued” and forward commitment basis. When a Fund agrees to purchase securities on this basis, the Fund’s custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Funds may purchase securities on a when-issued basis when deemed by their Investment Adviser to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. The Funds generally will not pay for such securities or earn interest on them until received. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. When a Fund’s Investment Adviser purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. In addition, when a Fund engages in “when-issued” transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund’s incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

          In a forward commitment transaction, the Funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The Funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid portfolio securities in an amount sufficient to meet the purchase price. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

          Limitations on the Use of When-Issued Securities and Forward Commitments. No Fund intends to purchase “when-issued” securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of its Investment Adviser to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund’s total assets. A Fund may dispose of a when-issued security or forward commitment prior to settlement if the Fund’s Investment Adviser deems it appropriate to do so.

INVESTMENT RESTRICTIONS

          The following investment restrictions are FUNDAMENTAL and may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. See “ADDITIONAL INFORMATION—Miscellaneous” in this Statement of Additional Information. Additional investment restrictions may be found in the prospectuses.

Fundamental Policies

          Each of the Funds may not:

1.

Purchase the securities of any issuer, if as a result, the Fund would not comply with any applicable diversification requirements for a money market fund under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

2.	Purchase securities on margin or sell securities short.

3.	Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

4.

Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5.	Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds other than the U.S. Treasury Plus Money Market

24

Fund, and the U.S. Government Money Market Fund in marketable securities of companies engaged in such activities are not hereby precluded).

6.	Borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

7.	Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

8.	Issue senior securities except with respect to any permissible borrowings.

9.

Purchase or sell real estate (however, the U.S. Government Money Market Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

Each of the Funds other than the U.S. Government Money Market Fund may not:

1.

Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. With respect to the Liquid Assets Money Market Fund, (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers’ acceptances and repurchase agreements involving such securities; (ii) this limitation does not apply to securities issued by companies in the financial services industry; (iii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iv) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry.) With respect to the Liquid Assets Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market Fund, this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further provided, that for the purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Ohio Municipal Securities for purposes of the Ohio Municipal Money Market Fund, nor Municipal Securities for purposes of the Liquid Assets Money Market Fund and the Municipal Money Market Fund.

With respect to the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund, (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers’ acceptances and repurchase agreements involving such securities; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry). With respect to the U.S. Treasury Plus Money Market Fund, this limitation does not apply to U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations.

2.

Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectuses and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

Under normal market circumstances, at least 80% of the assets of the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund will be invested in Municipal Securities. As a result, the following fundamental policies apply to each of the Municipal Funds:

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1.	The Municipal Money Market Fund will invest at least 80% of its total assets in municipal securities, the income from which is exempt from federal personal income tax.

2.

The Municipal Money Market Fund will invest at least 80% of its net assets in municipal securities, the income from which is exempt from federal personal income tax. For purposes of this policy, the Municipal Money Market Fund’s net assets include borrowings by the Fund for investment purposes.

3.	The Michigan Municipal Money Market Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Michigan personal income tax.

4.	The Ohio Municipal Money Market Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Ohio personal income tax.

The U.S. Treasury Plus Money Market Fund may not:

1. Purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations.

The U.S. Government Money Market Fund may not:

1. Purchase securities other than those issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

          2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

          3. Make loans, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

The U.S. Treasury Plus Money Market Fund and the U.S. Government Money Market Fund may not:

1. Buy state, municipal, or private activity bonds.

Non-Fundamental Policies

The following investment restrictions are NON-FUNDAMENTAL except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

The following policy applies to the Funds:

          For purposes of the Fund’s diversification policy, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer. Select municipal issues backed by guarantees or letters of credit by banks, insurance companies or other financial institutions may be categorized in the industries of the firm providing the guarantee or letters of credit.

No Fund may:

          1. Invest in illiquid securities in an amount exceeding, in the aggregate 10% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. (This restriction is fundamental with respect to the Ohio Municipal Money Market Fund.)

          The foregoing percentages apply at the time of purchase of a security. The Investment Adviser shall report to the Board of Trustees promptly if any of a Fund’s investments are no longer determined to be liquid or if the market value of

26

Fund assets has changed if such determination or change causes a Fund to hold more than 10% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless the Fund’s Investment Adviser is able to dispose of illiquid assets without loss in an orderly manner in an amount that reduces the Fund’s holdings of illiquid assets to less than 10% of its net assets.

2. Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

          Additionally, although not a matter controlled by their fundamental investment restrictions, so long as their shares are registered under the securities laws of the State of Texas, the Liquid Assets Money Market Fund and the Ohio Municipal Money Market Fund will: (i) limit their investments in other investment companies to no more than 10% of each Fund’s total assets; (ii) invest only in other investment companies with substantially similar investment objectives; and (iii) invest only in other investment companies with charges and fees substantially similar to those set forth in paragraph (3) and (4) of Section 123.3 of the Texas State Statute, not to exceed 0.25% in Rule 12b-1 fees and no other commission or other remuneration is paid or given directly or indirectly for soliciting any security holder in Texas.

Temporary Defensive Positions

          To respond to unusual market conditions, certain of the Funds may invest their assets in cash or cash equivalents. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased (“Cash Equivalents”) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of assets that a Fund may invest in cash or cash equivalents is described in the applicable Fund’s prospectus. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

TAX INFORMATION

Additional Tax Information Concerning all Funds

          Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other Funds. Each Fund intends to meet the requirements necessary to qualify each year as a “regulated investment company” under Subchapter M of the Code. If the Funds so qualify, they will pay no federal income tax on the earnings they distribute to shareholders and they will eliminate or reduce to a nominal amount the federal income taxes to which they may be subject.

          In order to qualify as a regulated investment company, each Fund must, among other things: (1) derive at least 90% of its gross income from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); and (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund’s assets is represented by cash or cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in (x) the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (defined below).

          In general, for purposes of the 90% gross income requirement described in the paragraph above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004 (the “2004 Act”), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (1)(i) above) will be treated as qualifying income. In addition, although in general the

27

passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of the paragraph above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. These requirements may limit the range of the Fund’s investments.

          If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to Shareholders, provided the Fund distributes during its taxable year at least 90% of the sum of (a) its investment company taxable income (very generally, taxable ordinary income and the excess, if any, of net short-term capital gain over net long-term loss), and (b) its net tax-exempt interest income. Each Fund of the Trust intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.

          If a Fund were to fail to qualify as a regulated investment company in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

          Generally, regulated investment companies that do not distribute in each calendar year an amount at least equal to the sum of (i) 98% of their “ordinary income” (as defined) for the calendar year, (ii) 98% of their capital gain net income (as defined) for the one-year period ending on October 31 of such calendar year (or later if the company is permitted to elect and so elects), and (iii) any undistributed amounts from the previous year, are subject to a non-deductible excise tax equal to 4% of the underdistributed amounts. For purposes of the excise tax, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A dividend paid to Shareholders in January generally is deemed to have been paid on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November, or December of the preceding year. Each Fund of the Trust intends to make sufficient distributions to avoid liability for the excise tax.

          For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a Shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund has owned for more than one year and that are properly designated by that Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

          For taxable years beginning on or before December 31, 2010, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

          In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

          In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a Shareholder taxed as an individual provided the Shareholder meets the

28

holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of that Fund’s dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

          Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010.

          Distributions in excess of a Fund’s current and accumulated “earnings and profits” will be treated by a Shareholder receiving such distributions as a return of capital to the extent of such Shareholder’s basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a Shareholder’s basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them. Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed.

          The sale, exchange or redemption of Fund shares by a Shareholder may give rise to a taxable gain or loss to that Shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the Shareholder has held the shares for more than 12 months, and otherwise as short-term capital gain or loss.

          If a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

          Under Treasury regulations, if a shareholder recognized a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their individual tax advisers to determine the applicability of these regulations in light of their individual circumstances.

          Certain investment and hedging activities of the Funds, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing and character of distributions to Shareholders and cause differences between a Fund’s book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders including the Funds of Funds. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

          Certain debt securities purchased by the Funds (such as STRIPS, CUBES, TRs, TIGRs, CATS and zero coupon bonds), are sold at original issue discount (“OID”). Generally, the amount of the OID is treated as interest income and is included in taxable income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Because each Fund distributes substantially all of its net investment

29

income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Investment Adviser would not otherwise have chosen to sell such securities and may result in a taxable gain or loss.

          Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

          The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Trust. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.

          Non-U.S. Shareholders. Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. However, distributions properly designated as exempt-interest dividends may be subject to backup withholding, as discussed above. In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the Funds beginning before January 1, 2008, each Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. The Funds have not determined whether to make such designations. Depending on the circumstances, the Funds may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

          If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Additional Tax Information Concerning the Municipal Funds*

          A Fund will be qualified to pay exempt-interest dividends to its Shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the total value of the Fund’s assets consists of obligations the interest on which is exempt from federal income tax.

* The “Municipal Funds” include the Municipal Money Market Fund, Ohio Municipal Money Market Fund and Michigan Municipal Money Market Fund.

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          The policy of each Municipal Fund is to distribute each year as exempt-interest dividends substantially all the Fund’s net exempt-interest income. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Municipal Fund and properly designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund’s taxable year, which does not exceed, in the aggregate, the net interest income from Municipal Securities and other securities the interest on which is exempt from the regular federal income tax received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from a Municipal Fund during such year, regardless of the period for which the Shares were held.

          Exempt-interest dividends may generally be treated by a Municipal Fund’s Shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. However, each Shareholder of a Municipal Fund is advised to consult his, her or its tax adviser to determine the suitability of shares of the Fund as an investment and the precise effect of an investment in the Fund on their particular tax situation.

          Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be taken into account in determining alternative minimum taxable income for purposes of determining liability (if any) for the federal alternative minimum tax applicable to individuals and the federal alternative minimum tax applicable to corporations. In the case of corporations, all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the federal alternative minimum tax imposed on corporations.

          Current federal law limits the types and volume of bonds qualifying for Federal income tax exemption of interest, which may have an effect on the ability of the Funds to purchase sufficient amounts of tax exempt securities to satisfy the Code’s requirements for the payment of “exempt-interest” dividends.

          All or a portion of interest on indebtedness incurred or continued by a Shareholder to purchase or carry Fund shares may not be deductible by the Shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund’s total distributions (not including distributions of net capital gain) paid to the Shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered to have been used for the purpose of purchasing or carrying particular assets, the purchase of Fund shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

          Each Municipal Fund may at times purchase Municipal Securities (or other securities the interest on which is exempt from the regular federal income tax) at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of the market discount will be included in the Fund’s ordinary income and will be taxable to shareholders as such when it is distributed to them.

          Each Municipal Fund may acquire rights regarding specified portfolio securities under puts. See “Investment Objectives and Policies—Additional Information on Fund Investments—Demand Features.” The policy of each Municipal Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Funds could acquire under the 1940 Act. Therefore, although a Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

          The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Shareholders that receive social security or railroad retirement benefits should consult their tax advisor to determine what effect, if any, an investment in the Fund may have on the federal taxation of their benefits. Shareholders are also advised to consult with their own tax advisors about state and local tax matters. Following is a brief discussion of treatment of exempt-interest dividends by certain states.

          Capital Loss Carryforwards. For federal income tax purposes, the following Money Markets Funds had capital loss carryforwards for the fiscal year ended February 28, 2006 (amounts in thousands):

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Fund	Capital Loss Carryforwards	Expires in Year

Liquid Assets Money Market Fund	$1	12/31/2012
	1	12/31/2013

U.S. Government Money Market Fund	1	12/31/2010
	1	12/31/2013

               To the extent that this capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

          Michigan Taxes. Distributions received from the Michigan Municipal Money Market Fund is exempt from Michigan personal income tax to the extent they are derived from interest on tax-exempt Michigan Municipal Securities, under the current positions of the Michigan Department of Treasury. Such distributions, if received in connection with a shareholder’s business activity, may, however be subject to Michigan single business tax. For Michigan personal income tax and single business tax purposes, Fund distributions attributable to any source other than interest on tax-exempt Michigan Municipal Securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.

          Ohio Taxes. Distributions from the Ohio Municipal Money Market Fund representing interest on obligations held by the Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or its political subdivisions or agencies or instrumentalities (“Ohio Obligations”), are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such distributions from the Fund for purposes of the Ohio franchise tax net income base.

          Distributions that are properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

          Although the Fund distributions attributable to interest on, and any profit from the sale, exchange or other disposition of, Ohio Obligations are excludable from the net income base of the Ohio corporation franchise tax, the value of all Fund shares must be included in the net worth base of the Ohio corporation franchise tax.

          This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Fund will continue to qualify as regulated investment companies under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

VALUATION

          The Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

          The Funds will be valued periodically (normally weekly) to determine the extent of deviation, if any, of the current net asset value (“NAV”) per share of the Funds using market values of the Funds’ securities from the Funds’ $1.00 amortized cost NAV. In determining the market value of any security, actual quotations or estimates of market value by any approved pricing service may be used. If quotations are not available and the pricing service is unable to provide an estimated market value, then securities may be valued at their fair value as determined in good faith under procedures approved by the Trust’s Board of Trustees.

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          If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Board of Trustees will take steps necessary to reduce such deviations. These steps may include selling portfolio instruments prior to maturity to realize capital gains or to shorten the average portfolio maturity, withholding or supplementing dividends, declaring additional dividends, reducing the number of a Fund’s outstanding shares without monetary consideration (redeeming shares in kind), utilizing an NAV determined by using available market quotations or investing all cash in instruments maturing on the next business day.

ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET VALUE

          The net asset value per share of each Fund is determined and its Shares are priced as of the times specified in the Prospectus for the applicable Fund and applicable Share class. The net asset value per share of each Fund’s Shares is calculated by determining the value of the respective Class’s proportional interest in the securities and other assets of the Fund, less (i) such Class’s proportional share of general liabilities and (ii) the liabilities allocable only to such Class, and dividing such amount by the number of Shares of the Class outstanding. The net asset value of a Fund’s various classes may differ from each other due to distribution and shareholder service related expenses applicable to various classes of shares of the Funds in varying amounts.

PURCHASES, REDEMPTIONS AND EXCHANGES

          The JPMorgan Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The JPMorgan Funds may defer acting on a shareholder’s instructions until it has received them in proper form and in accordance with the requirements described in the Prospectuses.

          An investor may buy shares in a Fund: (i) through a Financial Intermediary; or (ii) through JPMorgan Distribution Services, Inc. by calling JPMorgan Funds Services or the JPMorgan Institutional Funds Service Center, as applicable. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of JPMorgan Chase that have entered into a shareholder servicing agreement with the Distributor. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to such Fund in writing.

          The Funds reserve the right to waive any investment minimum. With respect to Agency, Capital, Institutional Class and Premier Shares, examples of when, in the Funds’ discretion, exceptions to the minimum requirements may be made include, but are not limited to, the following: (1) accounts of a parent corporation and its wholly owned subsidiaries may be aggregated together to meet the minimum requirement; (2) accounts held by an institutional investor in any of the money market funds of the JPMorgan Trust I or JPMorgan Trust II may be aggregated together to meet the minimum requirement; and (3) an institutional investor may be given a reasonable amount of time to reach the investment minimum for a class. For Agency, Institutional Class and Premier Shares, investors must purchase the Shares directly from the Funds through JPMDS to potentially be eligible. In each case, the investors must inform the Funds (or their Financial Intermediary in the case of Capital Shares) that they have accounts that they may be eligible for an exception to the investment minimum.

Exchanges

          The exchange privileges described in the Prospectuses may be exercised only in those states where the Shares of the Fund or such other Fund may be legally sold.

          Shareholders may exchange their shares, other than the E*TRADE Class Shares, in a Fund for shares of any other JPMorgan Fund as indicated in the Prospectuses that offers such share class. The shareholder will not pay a sales charge

33

for such exchange. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may discontinue this exchange privilege at any time.

          Shares of a Fund may only be exchanged into another JPMorgan Fund if the account registrations are identical. All exchanges are subject to meeting any investment minimum or eligibility requirements. With respect to exchanges from any JPMorgan money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the Fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either Fund for up to five business days if a Fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

Purchases-in-Kind

          The Funds may, at their own option, accept securities in payment for shares. The securities delivered in such a transaction are valued in the same manner as they would be valued for purposes of computing a Fund’s NAV, as described in the section entitled “Valuation.” This is a taxable transaction to the Shareholder. Purchases by means of in-kind contributions of securities will only be accepted if a variety of conditions are satisfied, including without limitation the following: (i) the securities must be traded on a public securities market or have quoted bid and asked prices available; (ii) the Fund’s Investment Adviser must determine that acceptance is in the best interest of the Fund and conforms with the applicable Fund’s fundamental objectives, policies and restrictions; and (iii) a Fund may not accept unregistered securities which, if transferred, would be required to be registered.

          Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV of the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has not filed an election under Rule 18f-1 under the 1940 Act.

Redemptions

          In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable CDSC. The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than seven days (more than one day for the Liquid Assets Money Market Fund) when:

(a)	trading on the New York Stock Exchange (the “EXCHANGE”) is broadly restricted by the applicable rules and regulations of the SEC;

(b)	the Exchange is closed for other than customary weekend and holiday closing;

(c)	the SEC has by order permitted such suspension; or

(d)	the SEC has declared a market emergency.

Additional Information About Class B and Class C Shares.

          The Distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B Shares and a commission of 1.00% of the offering price on sales of Class C Shares. The Distributor keeps the entire amount of any CDSC the investor pays.

          If an investor redeems Class C Shares then uses that money to buy Class C Shares of a JPMorgan Fund within 90 days of that redemption, the purchase will be free of a CDSC. Also, the 12b-1 aging will include the investor’s prior months’ holdings, so that the Financial Intermediary will receive the trail sooner.

          The CDSC, however, will not be waived if a defined contribution plan redeems all of the shares that it owns on behalf of participants prior to the CDSC Period, as defined below.

          Class B Shares of the Funds automatically convert to Morgan Shares (and thus are then subject to the lower expenses borne by Morgan Shares) after eight years measured from the 1st day of the month in which shares were purchased (the “CDSC Period”), together with the pro-rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of

34

Class B Shares will be effected at the relative net asset value per share of the two classes. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Morgan Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Morgan Shares than the number of Class B Shares converted.

          A Fund may require medallion signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to a Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A medallion signature guarantee may be obtained from an approved bank, broker, savings and loan association or credit union under Rule 17Ad-15 of the Securities Exchange Act.

          The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

          Investors may incur a fee if they effect transactions through a Financial Intermediary.

Systematic Withdrawal Plan

          Systematic withdrawals may be made on a monthly, quarterly or annual basis. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

(i) monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

(ii) quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

          If you withdraw more than the limits stated above in any given systematic withdrawal payment, you will be charged a CDSC for the amount of the withdrawal over the limit for that month or quarter.

          For accounts that allow systematic withdrawals only as a fixed dollar amount per month or quarter, the applicable Class B or Class C CDSC is waived provided that, on the date of the systematic withdrawal, the fixed dollar amount to be withdrawn, when multiplied by 12 in the case of monthly payments or by four in the case of quarterly payments, does not exceed 10% of your then-current balance in the Fund. If on any given systematic withdrawal date that amount would exceed 10%, you will be charged a CDSC on the entire amount of that systematic withdrawal payment. This calculation is repeated on each systematic withdrawal date.

          For accounts that allow systematic withdrawals on a percentage basis, a Class B or Class C CDSC will be charged only on that amount of a systematic payment that exceeds the limits set forth above for that month or quarter.

          Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

Cut-Off Times for Purchase, Redemption and Exchange Orders

          Orders to purchase, exchange or redeem shares accepted by the Funds, or by a Financial Intermediary authorized to accept such orders, by the cut-off times indicated in the Funds’ prospectuses will be processed at the NAV next calculated after the order is accepted by the Fund or the Financial Intermediary. Under a variety of different types of servicing agreements, Financial Intermediaries that are authorized to accept purchase, exchange and redemption orders from investors are permitted to transmit those orders that are accepted by the Financial Intermediary before the cut-off times in the various Prospectuses to the Funds by the cut-off times stated in those agreements, which are generally later than the cut-off times stated in the Prospectuses.

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MANAGEMENT OF THE TRUST

TRUSTEES

The names of the Trustees of the Trust, together with information regarding their year of birth, the year each Trustee became a Board member of the Trust, the year each Trustee first became a Board member of any of the Predecessor JPMorgan Funds (if applicable), principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth); Positions With the Trust (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President & Treasurer of Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	123	None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President & Chief Executive Officer, Eastern States Bankcard (1971-1988).	123	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer of Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979-present).	122*	Director, Cardinal Health, Inc. (CAH) (1994-present); Chairman, The Columbus Association for the Performing Arts (CAPA) (2003-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor of the City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	123

Director, Albert Einstein School of Medicine (1998-present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000-present); Director, Lincoln Center Institute for the Arts in Education (1999-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President-Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	123	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2002-present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000-2002); President, DCI Marketing, Inc. (1992-2000).	122*	None.

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	122*	Trustee, Mather LifeWays (1994-present); Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	123	Director, Radio Shack Corporation (electronics) (1987-present); Director, The National Football Foundation and College Hall of Fame (1994-present); Trustee, Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002-present); President, Kenyon College (1995-2002).	122*	Director, American University in Cairo.

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Name (Year of Birth); Positions With the Trust (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman of Lumelite Corporation (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer of Lumelite Corporation (1985-2002).	123	Trustee of Morgan Stanley Funds (198 portfolios) (1995-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.

Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2002-present); Chief Investment Officer, Wabash College (2004-present); self-employed consultant (2000-present); Director of Investments, Eli Lilly and Company (1988-1999).

		122*	Director, AMS Group (2001-present); Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	123	None.

Interested Trustee

Leonard M. Spalding, Jr.** (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer of Chase Mutual Funds (investment company) (1989-1998); President & Chief Executive Officer of Vista Capital Management (investment management) (1990-1998); Chief Investment Executive of Chase Manhattan Private Bank (investment management) (1990-1998).	123

Director, Glenview Trust Company, LLC (2001 – present); Trustee, St. Catherine College (1998 – present); Trustee, Bellarmine University (2000 – present); Director, Springfield-Washington County Economic Development Authority (1997 – present); Trustee, Marion and Washington County, Kentucky Airport Board (1998 – present); Trustee, Catholic Education Foundation (2005 – present).

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees currently serves includes nine registered investment companies (123 funds).

*

This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (122 funds).

**	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

          Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 73 for all Trustees, except Messrs. Reid and Eppley, for whom it is age 75. The Board of Trustees decides upon general policies and is responsible for overseeing the business affairs of the Trust.

Standing Committees of the Board

          The Board of Trustees currently has four standing committees: the Audit Committee, Compliance Committee, Governance Committee and Investment Committee.

          The members of the Audit Committee are Messrs. Armstrong (Chair), Eppley, Finn, Higgins and Ruebeck. The purposes of the Audit Committee are to: (i) appoint and determine compensation of the Funds’ independent accountants; (ii) evaluate the independence of the Funds’ independent accountants; (iii) oversee the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls; (iv) approve non-audit services, as required by the statutes and regulations administered by the SEC, including the 1940 Act and the Sarbanes-Oxley Act of 2002; (v) oversee the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds; (vi) determine the independence of the Funds’ independent registered public accounting firm; (vii) assist the Board in its oversight of the valuation of the Funds’ securities by the Investment Adviser, as well as any sub-adviser, and (viii) act as a liaison between the Funds’ independent registered public accounting firm and the full Board. At a meeting of the Board of Trustees, the Board approved the reorganization of the Audit Committee whereby the responsibilities for valuation of portfolio securities are transferred from the Valuation and Compliance Committee to the Audit Committee effective August 10, 2005. The Audit Committee has delegated the valuation responsibilities to its Valuation Sub-Committee,

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comprised of Messrs. Higgins and Ruebeck. In instances in which the valuation procedures of the Funds require Board action, but it is impracticable or impossible to hold a meeting of the entire Board, the Valuation Sub-Committee of the Audit Committee will act in lieu of the full Board. The Audit Committee was formed on February 19, 2005 and prior to that time, the predecessor Audit Committee of the Trust was comprised of all of the members of the Board. The Audit Committee or the predecessor met eight times during the fiscal year ended February 28, 2006.

          As discussed above, the Valuation and Compliance Committee was reorganized and is now known as the Compliance Committee. The members of the Compliance Committee are Ms. McCoy (Chair) and Messrs. Oden, Schonbachler and Spalding. The primary purposes of the Compliance Committee are to (i) assist the Board in its oversight of the valuation of the Funds’ securities by the Adviser, as well as any sub-adviser; and (ii) consider the appointment, compensation and removal of the Funds’ Chief Compliance Officer. The Compliance Committee was formed on February 19, 2005 and met five times during the fiscal year ended February 28, 2006.

          The members of the Governance Committee are Messrs. Reid (Chair), Goldstein, Marshall and Morton, who are each Independent Trustees of the JPMorgan Funds. The duties of the Governance Committee include, but are not limited to, (i) selection and nomination of persons for election or appointment as Trustees; (ii) periodic review of the compensation payable to the non-interested Trustees; (iii) establishment of non-interested Trustee expense policies; (iv) periodic review and evaluation of the functioning of the Board and its committees; (v) selection of independent legal counsel to the non-interested trustees and legal counsel to the Funds; (vi) oversight of ongoing litigation affecting the Funds, the Investment Adviser or the non-interested trustees; (vii) oversight of regulatory issues or deficiencies affecting the Fund (except financial matters considered by the Audit Committee; and (viii) oversight and review of matters with respect to service providers to the Funds (except the Funds’ independent registered public accounting firm). When evaluating a person as a potential nominee to serve as an Independent Trustee, the Governance Committee may consider, among other factors, (i) whether or not the person is “independent” and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the JPMorgan Funds, with consideration being given to the person’s business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person; (v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) to the extent consistent with the 1940 Act, such recommendations from management as are deemed appropriate. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, shareholders and other sources that the Governance Committee deems appropriate. The Governance Committee will review nominees recommended to the Board by shareholders and will evaluate such nominees in the same manner as it evaluates nominees identified by the Governance Committee. The Governance Committee was formed effective February 19, 2005 and met six times during the fiscal year ended February 28, 2006.

          Each member of the Board, except for Mr. Reid, serves on the Investment Committee and Mr. Spalding acts as Chairperson. The Investment Committee has three sub-committees divided by asset type and different members of the Investment Committee serve on the sub-committee with respect to each asset type. For the Equity Funds, the sub-committee members are Messrs. Higgins (Chair), Finn and Morton and Ms. McCoy. For the Income Funds and the Municipal Bond Funds, the sub-committee members are Messrs. Ruebeck (Chair), Eppley, Oden and Schonbachler. For the Money Market Funds, the sub-committee members are Messrs. Goldstein (Chair), Armstrong and Marshall. The function of the Investment Committee and its sub-committees is to assist the Board in the oversight of the investment management services provided by the Investment Adviser to the Funds, as well as any sub-adviser to the Funds. The full Board may delegate to the Investment Committee from time to time the authority to make Board level decisions on an interim basis when it is impractical to convene a meeting of the full Board. The primary purpose of each sub-committee is to receive reports concerning investment management topics, concerns or exceptions with respect to particular Funds that the sub-committee is assigned to oversee, and to facilitate the understanding by the Committee and the Board of particular issues related to investment management of Funds reviewed by the sub-committee. The Investment Committee was formed effective February 19, 2005 and met six times during the fiscal year ended February 28, 2006.

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Ownership of Securities

          As of December 31, 2005, each of the Trustees beneficially owned shares of certain Funds of the Trust in the amounts shown below.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1), (2)

Independent Trustees
William J. Armstrong	None	Over $100,000
Roland R. Eppley, Jr.	None	Over $100,000
John F. Finn(3)	None	Over $100,000
Dr. Matthew Goldstein	None	$50,001 - $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall(3)	None	Over $100,000
Marilyn McCoy(3)	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.(3)	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck(3)	None	Over $100,000
James J. Schonbachler	None	$50,001 - $100,000
Interested Trustee
Leonard M. Spalding, Jr.	None	Over $100,000

(1)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes nine registered investment companies (123 funds).

(2)

For Messrs. Eppley and Spalding, these amounts include deferred compensation balances through participation in the JPMorgan Funds’ Deferred Compensation Plan for Eligible Trustees as of December 31, 2005. For Ms. McCoy and Messrs. Finn, Marshall and Oden, these amounts include deferred compensation balances through participation in the Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust as of December 31, 2005.

(3)

This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (122 funds).

          As of December 31, 2005, none of the independent Trustees or their immediate family members owned securities of the Investment Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Investment Adviser or JPMDS.

Trustee Compensation

          As of July 1, 2005, the Funds of the JPMorgan Funds pay each Trustee an annual fee of $183,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $167,000 and the Vice Chairman $67,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and Sub-Committee chairs who are not already receiving an additional fee are each paid $52,000 and $27,000 respectively. The Trustees may hold various other directorships unrelated to the JPMorgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

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          Trustee aggregate compensation paid by each of the Funds and by the JPMorgan Funds Complex for the calendar year ended December 31, 2005, is set forth below:

Aggregate Trustee Compensation Paid by the Funds

Name of Trustee	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Municipal Money Market Fund

Independent Trustees
William J. Armstrong	$10,794	$16,736	$9,107	$1,305
Roland R. Eppley, Jr.	8,316	12,896	7,024	1,006
John F. Finn	10,963	15,376	8,168	1,438
Dr. Matthew Goldstein	9,548	14,726	8,036	1,160
Robert J. Higgins	9,548	14,726	8,036	1,160
Peter C. Marshall	14,218	19,999	10,657	1,859
Marilyn McCoy	12,690	17,959	9,618	1,649
William G. Morton, Jr.	8,322	12,893	7,022	1,006
Robert A. Oden, Jr.	10,555	14,823	7,889	1,382
Fergus Reid, III	16,287	25,242	13,797	1,957
Frederick W. Ruebeck	11,697	16,525	8,833	1,524
James J. Schonbachler	8,322	12,893	7,022	1,006
Interested Trustee
Leonard M. Spalding, Jr.	10,794	16,736	9,107	1,305

Name of Trustee	Michigan Municipal Money Market Fund	Ohio Municipal Money Market Fund	Total Compensation paid from the Fund Complex(1)

Independent Trustees
William J. Armstrong	$174	$111	$204,417
Roland R. Eppley, Jr.	135	86	157,417
John F. Finn	170	123	0	^
Dr. Matthew Goldstein	155	99	179,833
Robert J. Higgins	155	99	179,833
Peter C. Marshall	221	159	229,333
Marilyn McCoy	199	141	0	^^
William G. Morton, Jr.	135	86	157,417
Robert A. Oden, Jr.	164	118	137,250	^^^
Fergus Reid, III	264	166	309,000
Frederick W. Ruebeck	183	130	190,500
James J. Schonbachler	135	86	157,417
Interested Trustee
Leonard M. Spalding, Jr.	174	111	204,417

^	Does not include $176,250 of Deferred Compensation.

^^	Does not include $207,083 of Deferred Compensation.

^^^	Does not include $32,500 of Deferred Compensation.

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees currently serves includes nine registered investment companies (123 funds).

          The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the “Deferred Compensation Plan”) pursuant to which the Trustees are permitted to defer part or all of their compensation. Amounts deferred are deemed invested in shares of one or more series of the JPMorgan Trust I, JPMorgan Trust II, Undiscovered Managers Funds, J.P. Morgan Mutual Fund Group, J.P. Morgan Fleming Mutual Fund Group, Inc. and the J.P. Morgan Mutual Fund Investment Trust, as selected by the Trustee from time to time, to be used to measure the performance of a Trustee’s deferred compensation account. Amounts deferred under the Deferred Compensation Plan will be deemed to be invested

40

in Select Class Shares of the identified funds, unless Select Class Shares are not available, in which case the amounts will be deemed to be invested in Class A Shares. A Trustee’s deferred compensation account, will be paid at such times as elected by the Trustee, subject to certain mandatory payment provisions in the Deferred Compensation Plan (e.g., death of a Trustee). Deferral and payment elections under the Deferred Compensation Plan are subject to strict requirements for modification. Messrs. Finn, Oden, Eppley and Spalding are the only Trustees who currently are deferring compensation under the Deferred Compensation Plan. Other Trustees have accounts under the Deferred Compensation Plan representing amounts deferred under the Deferred Compensation Plan or predecessor plans in prior years.

          The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

OFFICERS

          The Funds’ executive officers (listed below) are generally employees of the Investment Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Funds. The officers hold office until a successor has been elected and duly qualified. The Funds have no employees.

          The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Funds and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

George C.W. Gatch (1962), President (2005)

Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

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Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), Senior Vice President (2005)*

Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)

Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc. from 1996-2001, an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2005)*

Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2005)

Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial’s asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)

Vice President and Anti-Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2005)

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JP Morgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*

Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005 Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

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Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)

Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*

Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA 02108.

          As of June 1, 2006, the officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.

INVESTMENT ADVISER

JPMorgan Investment Advisors Inc.

          Investment advisory services to each of the Funds are provided by JPMorgan Investment Advisors. JPMorgan Investment Advisors makes the investment decisions for the assets of the Funds it advises. In addition, JPMorgan Investment Advisors continuously reviews, supervises and administers the Funds’ investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Funds’ Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of JPMorgan Chase, any bank affiliate of JPMorgan Investment Advisors or any other bank, and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

          On July 1, 2004, Bank One Corporation, the former indirect corporate parent of JPMorgan Investment Advisors, merged into J.P. Morgan Chase & Co. (now officially known as JPMorgan Chase & Co.). On that date, JPMorgan Investment Advisors became an indirect, wholly-owned subsidiary of JPMorgan Chase. The Distributor and Administrator of the Funds are also subsidiaries of JPMorgan Chase. JPMorgan Chase, a bank holding company organized under the laws of the State of Delaware, that was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. JPMorgan Chase has a long history of offering a wide range of banking and investment services to customers throughout the United States and the world. The firm, through its predecessor companies, has been in business for over a century.

          JPMorgan Investment Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of the former Bank One Corporation, which have considerable experience in the management of open-end management investment company portfolios, including the Trust (formerly, The One Group and the Helmsman Funds) since 1985.

          The Funds paid the following investment advisory fees to JPMorgan Investment Advisors and JPMorgan Investment Advisors voluntarily waived investment advisory fees with respect to the fiscal periods indicated as follows:

	Fiscal Year Ended 6/30/04		Fiscal Year Ended 6/30/05		Fiscal Year Ended 2/28/06[1]

Funds	Net	Waived	Net	Waived	Net	Waived

Liquid Assets Money Market Fund	$31,984	$1,739	$20,048	$1,176	$6,085	$—
U.S. Government Money Market Fund	8,282	—	8,203	—	10,401	—
U.S. Treasury Plus Money Market Fund	18,785	16	12,205	49	5,665	—
Municipal Money Market Fund	3,872	1,147	2,695	688	819	—
Michigan Municipal Money Market Fund	340	101	378	98	102	—
Ohio Municipal Money Market Fund	329	37	228	29	68	—

[1]	The Funds’ fiscal year end changed from June 30 to the last day of February.

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All investment advisory services provided to the Funds by JPMorgan Investment Advisors are provided pursuant to an amended and restated investment advisory agreement dated August 12, 2004 (the “INVESTMENT ADVISORY AGREEMENT”). The Investment Advisory Agreement will continue in effect until October 31, 2006 with JPMorgan Investment Advisors and thereafter, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “ADDITIONAL INFORMATION—Miscellaneous” in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement was approved by the Trust’s Board of Trustees at their quarterly meeting held August 10-12, 2005. The Investment Advisory Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Investment Adviser as the case may be. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

          With respect to each class of Shares of the Funds, JPMorgan Investment Advisors, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Funds through June 30, 2007 as indicated below. Beginning February 19, 2005, JPMorgan Investment Advisors is entitled to 0.08% of the average daily net assets of the Funds as compensation under the Investment Advisory Agreement.

Shares	U.S. Treasury Plus Money Market Fund	Liquid Assets Money Market Fund	Municipal Money Market Fund	Ohio Municipal Money Market Fund	Michigan Municipal Money Market Fund	U.S. Government Money Market Fund

Reserve	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Class B	0.97%	0.97%	N/A	N/A	N/A	N/A
Class C	0.97%	0.97%	N/A	N/A	N/A	N/A
Investor	0.51%	0.51%	N/A	N/A	N/A	N/A
Institutional Class	0.20%	0.20%	0.20%	N/A	N/A	0.20%
Morgan	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Capital	N/A	0.16%	N/A	N/A	N/A	0.16%
Agency	0.26%	0.26%	0.26%	N/A	N/A	0.26%
Premier	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Service	N/A	1.00%	1.00%	N/A	N/A	1.00%
E*TRADE Class	N/A	N/A	1.00%	N/A	N/A	N/A

          The Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Investment Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Code of Ethics

          The Trust, JPMorgan Investment Advisors, its affiliated sub-advisers, and JPMDS have each adopted codes of ethics under Rule 17j-1 of the 1940 Act.

          The Trust’s code of ethics includes policies which require “access persons” (as defined in Rule 17j-1) to: (i) place the interest of Trust shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trust or with a Fund. The Trust’s code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trust or a Fund; (ii) making to the Trust or a Fund any untrue statement of a material fact or omitting to state to the Trust or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust

44

or a Fund; or (iv) engaging in any manipulative practice with respect to the Trust or a Fund. The Trust’s code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions. Each of JPMorgan Investment Advisor’s affiliated sub-advisers has also adopted the code of ethics described above.

          The code of ethics adopted by JPMorgan Investment Advisors requires that all employees must: (i) place the interest of the accounts which are managed by JPMorgan Investment Advisors first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Employees of each investment adviser are also prohibited from certain mutual fund trading activity including “excessive trading” of shares of a mutual fund as described in the applicable Fund’s Prospectuses or SAI and effecting or facilitating a mutual fund transaction to engage in market timing. The investment advisers’ code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as non-proprietary mutual fund shares and U.S. government securities).

          JPMDS’s code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of JPMDS are also prohibited from certain mutual fund trading activity including “excessive trading” of shares of a mutual fund as described in the applicable Fund’s Prospectuses or SAI or effecting or facilitating a mutual fund transaction to engage in market timing. JPMDS’s code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the Funds subject to the policies and restrictions in such code of ethics.

Portfolio Transactions

          On behalf of the Funds, the Investment Adviser places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements on behalf of all Funds unless otherwise prohibited. See “Investment Strategies and Policies.”

          Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

          In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders.

          Subject to the overriding objective of obtaining the best execution of orders, the Investment Adviser may allocate a portion of a Fund’s brokerage transactions to affiliates of the Investment Adviser. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. The SEC has granted two exemptive orders permitting each Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker. The first order permits each Fund to deal with J.P. Morgan Securities Inc., as principal in the purchase and sale of taxable money market instruments (including commercial paper, bankers acceptances and medium term notes) and repurchase agreements. The second order permits each Fund to deal with J.P. Morgan Securities Inc., as principal in the purchase and sale of tax exempt money market instruments (including tax exempt commercial paper, general obligation and revenue anticipation notes, variable rate demand notes and put bonds). The orders are subject to certain conditions. An affiliated person of a Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

          JPMDS and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of any of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. JPMDS and its affiliates deal, trade and invest for their

45

own accounts in U.S. government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. government obligations and municipal obligations. JPMDS and its affiliates may sell U.S. government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Funds’ distributor, JPMDS, or its affiliates. JPMorgan Investment Advisors has informed the Funds that in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of JPMorgan Investment Advisors. Shareholders of the Funds should be aware that, subject to applicable legal or regulatory restrictions, JPMorgan Investment Advisors and its affiliates may exchange among themselves certain information about the shareholder and his account.

           As of February 28, 2006, certain Funds owned securities of their regular broker dealers (or parents) as shown below:

Fund	Name of Broker-Dealer	Value of Securities Owned (000’s)

Liquid Assets Money Market Fund	Bank of America Securities LLC	96
	Bank of America Corporation	50
	Barclays Capital Inc.	310,200
	Bear Stearns & Co. Inc.	250,000
	Citigroup Global Markets Inc.	124,934
	Credit Suisse First Boston LLC	30,002
	Deutsche Bank AG	477,027
	Goldman Sachs and Company and Company	584,355
	Greenwich Capital Markets, Inc.	45,000
	HSBC Securities Inc.	50,000
	Lehman Brothers Inc.	175
	Merrill Lynch & Co, Inc.	290,000
	Royal Bank of Scotland Group	335,149
	UBS Financial Services Inc.	25,175

U.S. Government Money Market Fund	Bank of America Corporation	1,850,000
	Bank of America Securities LLC	10,005
	Barclays Capital Inc.	11,000
	Citigroup Global Markets Inc.	700,000
	Credit Suisse First Boston LLC	750,000
	Deutsche Bank AG	750,000
	HSBC Securities Inc.	1,000,000
	Lehman Brothers Inc.	11,000
	UBS Financial Services Inc.	3,536,000

U.S. Treasury Plus Money Market Fund	Barclays Capital Inc.	2,000,000
	Credit Suisse First Boston LLC	2,200,000
	Deutsche Bank AG	2,100,000
	HSBC Securities Inc.	500,000

Municipal Money Market Fund	ABN Amro Inc.	38,705
	Bank of America Corporation	185,855
	Bear Stearns & Co. Inc.	6,630
	Citigroup Global Markets Inc.	24,351
	Goldman Sachs and Company and Company	33,256
	Lehman Brothers Inc.	18,750
	Merrill Lynch & Co, Inc.	63,235

Michigan Municipal Money Market Fund	ABN Amro Inc.	7,195
	Bank of America Corporation	2,353
	Barclays Capital Inc.	5,490

46

Fund	Name of Broker-Dealer	Value of Securities Owned (000’s)

	Citigroup Global Markets Inc.	7,570
	Lehman Brothers Inc.	7,475
	Merrill Lynch & Co, Inc.	13,030

Ohio Municipal Money Market Fund	ABN Amro Inc.	6,125
	Bank of America Corporation	10,290
	Barclays Capital Inc.	6,000
	Citigroup Global Markets Inc.	6,920
	Merrill Lynch & Co, Inc.	10,770

          Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Investment Adviser. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Trust, the Investment Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Investment Adviser or their parents or subsidiaries or affiliates and, in dealing with its commercial customers, the Investment Adviser and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

Administrator

          JPMorgan Funds Management, Inc. (formerly known as One Group Administrative Services, Inc.), 1111 Polaris Parkway, Columbus, Ohio 43240, serves as administrator for the Trust (“JPMFM” or the “ADMINISTRATOR”). JPMFM is an affiliate of JPMorgan Investment Advisors, and an indirect wholly-owned subsidiary of JPMorgan Chase.

          The Administrator performs or supervises all operations of each Fund it serves (other than those performed under the Advisory Agreement, the Global Custody and Fund Accounting Agreement and the Transfer Agency Agreement for that Fund). Under the Administration Agreement, the Administrator has agreed to maintain the necessary office space for the Funds, and to furnish certain other services required by the Funds with respect to each Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, and generally assists in all aspects of the Trust’s operations other than those performed under the Advisory Agreement, the Global Custody and Fund Accounting Agreement and the Transfer Agency Agreement. Under the Administration Agreement, the Administrator may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement. Through June 30, 2005, the Administrator paid a portion of the fees it received to BISYS Fund Services, L.P. for its services as each Fund’s sub-administrator. Beginning July 1, 2005, the Administrator hired J.P. Morgan Investor Services, Inc. (“JPMIS”) as each Fund’s sub-administrator. JPMIS receives a portion of the fees received by JPMFM for the services that it provides to the Funds.

          Unless sooner terminated, the Administration Agreement between the Trust and the Administrator will continue in effect through October 31, 2006. If not terminated, the Administration Agreement will continue thereafter automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Trust’s Board of Trustees who are not parties to the Administration Agreement or interested persons of any such party. The Administration Agreement may be terminated without penalty, on not less than 60 days prior written notice, by the Trust’s Board of Trustees or by the Administrator. The termination of the Administration Agreement with respect to one Fund will not result in the termination of the Administration Agreement with respect to any other Fund.

          The Administrator is entitled to a fee for its services, which is calculated daily and paid monthly, at the annual rates specified below for the Funds as follows:

47

          Effective February 19, 2005, compensation for each of the Funds shall be at annual rates as follows: 0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of average daily net assets over $100 billion.

          The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

          Prior to February 19, 2005, the Administrator was entitled to the following compensation, for its services, which is calculated daily and paid monthly for each of the Funds other than the U.S. Government Money Market Fund: Compensation for each of the Funds other than the U.S. Government Money Market Fund shall be at annual rates of the Fund’s average daily net assets as follows: twenty one-hundredths of one percent (0.20%) of amounts included in that portion of the aggregate daily net assets of all Funds other than the U.S. Government Money Market Fund subject to the Administration Agreement equal to or less than $1,500,000,000; eighteen one-hundredths of one percent (0.18%) of amounts included in the portion of the aggregate daily net assets of all Funds other than the U.S. Government Money Market Fund subject to the Administration Agreement between $1,500,000,000 and $2,000,000,000; and sixteen one-hundredths of one percent (0.16%) of amounts included in that portion of the aggregate daily net assets of all Funds other than the U.S. Government Money Market Fund subject to the Administration Agreement in excess of $2,000,000,000. The fees pertaining to each Fund other than the U.S. Government Money Market Fund shall be computed daily in amounts strictly proportionate to the amount of the Fund’s average daily net assets as a percentage of the aggregate daily net assets of all Funds other than the U.S. Government Money Market Fund subject to this Agreement, and shall be paid periodically.

          Through February 18, 2005, compensation for the U.S. Government Money Market Fund was at the following annual rates: five one-hundredths of one percent (0.05%) of the Fund’s average daily net assets. The fees pertaining to the U.S. Government Money Market Fund was computed daily and paid periodically.

           The Trust paid fees for administrative services to JPMorgan Funds Management, Inc. as Administrator for the fiscal periods as follows:

	Fiscal Year Ended 6/30/04		Fiscal Year Ended 6/30/05		Fiscal Year Ended 2/28/06[1]

Fund	Net	Waived	Net	Waived	Net	Waived

Liquid Assets Money Market Fund	$15,541	$—	$11,702	$1,393	$6,393	$2,557
U.S. Government Money Market Fund	5,176	—	7,159	2,628	10,896	5,818
U.S. Treasury Plus Money Market Fund	8,665	—	7,173	402	5,936	1,892
Municipal Money Market Fund	2,313	—	1,795	115	860	350
Michigan Municipal Money Market Fund	203	—	253	46	107	14
Ohio Municipal Money Market Fund	197	—	157	33	71	26

[1]	The Funds’ fiscal year end changed from June 30 to the last day of February.

Distributor and Predecessor Distributor

           Effective April 1, 2002, JPMorgan Distribution Services, Inc. (formerly known as One Group Dealer Services, Inc.), 1111 Polaris Parkway, Columbus, Ohio (“JPMDS” or the “DISTRIBUTOR”), began serving as distributor to each Fund of the Trust pursuant to a Distribution Agreement dated as of April 1, 2002. JPMDS is an affiliate of JPMorgan Investment Advisors and a direct, wholly-owned subsidiary of JPMorgan Chase.

          JPMDS is a broker-dealer registered with the SEC, and is a member of the National Association of Securities Dealers. The Board has approved a new distribution agreement with the Distributor which became effective February 19, 2005. Unless otherwise terminated, the Distribution Agreement will continue in effect until October 31, 2006 and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Trust’s Board of Trustees who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval and (b) the vote of the Trust’s Board of Trustees or the vote of a majority of the outstanding voting securities of such Fund. The Distribution Agreement may be terminated

48

without penalty on not less than 60 days prior written notice, by the Trust’s Board of Trustees, by vote of majority of the outstanding voting securities of the Trust or by the Distributor. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act.

           The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended February 28, 2006.

Fund	Total Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation

Liquid Assets Money Market Fund	—	$80,946.77	$2.40	$6,479,833.23
U.S. Government Money Market Fund	—	—	—	2,212,934.45
U.S. Treasury Plus Money Market Fund	—	4,901.93	40.76	2,637,509.36
Municipal Money Market Fund	—	—	—	667,598.49
Michigan Municipal Money Market Fund	—	—	—	54,445.43
Ohio Municipal Money Market Fund	—	—	—	105,480.88

           The aggregate amount of underwriting commissions retained by JPMDS for the fiscal year ended February 28, 2006 was $5,107,592. The aggregate amount of underwriting commissions retained by JPMDS for the fiscal year ended June 30, 2005 was $4,567,229.74 and for the fiscal year ended June 30, 2004 was $4,358,461.09.

Predecessor Distribution and Shareholder Services Plans

          Prior to February 19, 2005, the Funds had adopted a Predecessor Distribution and Shareholder Services Plan with respect to Class A and the former Service Class (which were subsequently discontinued) shares and a Predecessor Distribution and Shareholder Services Plan with respect to Class B shares and Class C shares (collectively, the “Predecessor Plans”). These Predecessor Plans were terminated effective February 19, 2005. During the fiscal year ended June 30, 2005, payments made for distribution and shareholder services under Rule 12b-1 up until February 18, 2005 were made under these Predecessor Plans and are disclosed with the total fees paid during the fiscal year below under “Combined Amended and Restated Distribution Plan.”

Combined Amended and Restated Distribution Plan

          On August 12, 2004, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the plan, approved a Combined Amended and Restated Distribution Plan (the “Combined Distribution Plan”), which became effective on February 19, 2005. Initially the Combined Distribution Plan (i) created a combined Distribution Plan for Class B, Class C, Morgan and Reserve Shares (as well as classes of certain other series of the Trust), (ii) reduced the fees payable by Class B and Class C Shares from 1.00% of the average daily net assets of Class B and Class C Shares to 0.75%, and (iii) removed shareholder servicing activities related to Class B and Class C Shares, which will be provided for under the Shareholder Servicing Agreement for such classes. The distribution fee payable by Morgan Shares and Reserve Shares is 0.10% and 0.25%, respectively, of the average daily net assets of such shares. The Combined Distribution Plan was subsequently amended to add a new distribution fee for the Service Shares and E*TRADE Class Shares; the distribution fee payable by the Service Shares and E*TRADE Class Shares is 0.60% of the average daily net assets of such shares. The Combined Distribution Plan was most recently approved by the Trust’s Board of Trustees at a meeting on August 9-11, 2005 for all the applicable classes except the E*TRADE Class Shares which were approved at a meeting held November 8-10, 2005.

          The distribution fee payable under the Combined Distribution Plan may be used to finance any activity that is primarily intended to result in the sale of Fund shares. To the extent that amounts paid under the Combined Distribution Plan are not used specifically to reimburse the Distributor, such amounts may be treated as compensation for the Distributor’s distribution-related services.

          In accordance with Rule 12b-1 under the 1940 Act, the Combined Distribution Plan may be terminated with respect to the Class B Shares, Class C Shares, Morgan Shares, Reserve Shares, Service Shares and E*TRADE Class Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding

49

Class B Shares, Class C Shares, Morgan Shares, Reserve Shares, Service Shares and E*TRADE Class Shares, respectively, of that Fund. The Combined Distribution Plan may be amended by vote of the Trust’s Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Combined Distribution Plan that would materially increase the distribution fee with respect to the Class B Shares, Class C Shares, Morgan Shares, Reserve Shares, Service Shares or E*TRADE Class Shares of a Fund requires the approval of the applicable Class’ shareholders. The Trust’s Board of Trustees will review at least on a quarterly basis written reports of the amounts expended under the Combined Distribution Plan indicating the purposes for which such expenditures were made.

           The table below sets forth the Rule 12b-1 fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) with respect to the fiscal year ended February 28, 2006 (amounts in thousands):

	Fiscal Year Ended February 28, 2006[1]

Fund	Paid/ Accrued		Waived

Liquid Assets Money Market Fund
Morgan Shares	$371		$—
Class B Shares	118		—
Class C Shares	2,090		—
Reserve Shares	5,915		—
Service Shares	—	(a)	—
U.S. Government Money Market Fund
Morgan Shares	1,684		—
Reserve Shares	1,252		—
Service Shares	—	(a)	—
U.S. Treasury Plus Money Market Fund
Morgan Shares	609		—
Class B Shares	10		—
Class C Shares	137		—
Reserve Shares	2,773		—
Municipal Money Market Fund
Morgan Shares	55		—
Reserve Shares	613		—
Service Shares	—	(a)	—
E*TRADE Class Shares	176		—
Michigan Municipal Money Market Fund
Morgan Shares	8		—
Reserve Shares	66		—
Ohio Municipal Money Market Fund
Morgan Shares	4		—
Reserve Shares	134		—

[1]	The Funds’ fiscal year end changed from June 30 to the last day of February.

(a)	Amount rounds to less than one thousand.

Predecessor Shareholder Services Plan for former Class S and Administrative Class Shares

          The Shareholder Services Plan with respect to former Class S and Administrative Class Shares was amended and restated on May 15, 2003. The Shareholder Services Plan was approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interests in the Shareholder Services Plan. The Shareholder Services Plan was terminated effective February 19, 2005.

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          Pursuant to the Shareholder Services Plan, financial institutions, broker-dealers and other financial intermediaries (“Service Organizations”) that entered into a written Shareholder Services Agreement, or other similar agreement, under which the Service Organizations perform administrative support services for beneficial owners of former Class S and Administrative Class Shares received a fee, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of Class S shares owned by their respective customers and at an annual rate of up to 0.10% of the average daily net assets of Administrative Class Shares owned by their respective customers. The types of administrative support services the Service Organizations provided could include (i) aggregating and processing purchase and redemption requests for a Fund’s shares from customers and placing net purchase and redemption orders with the Trust; (ii) processing dividend payments from the Trust on behalf of customers; (iii) arranging for bank wire transfer of funds to or from a customer’s account; (iv) responding to inquiries from customers relating to the services performed by the Service Organization; (v) providing sub-accounting with respect to a Fund’s shares beneficially owned by customers or providing the information to the Trust necessary for sub-accounting; (vi) if required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to customers; (vii) forwarding to customers proxy statements and proxies containing any proposals regarding a Fund’s Shareholder Services Plan; and (viii) providing such other similar services as the Trust may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

          For the fiscal year ended June 30, 2004 and the period from July 1, 2004 until February 18, 2005 (after which this plan was terminated), the shareholder servicing fees paid by the Class S and Administrative Class Shares of the Trust to Service Organizations were as follows:

Fund and Share Class	Fiscal Year Ended June 30, 2004	Period July 1, 2004 through February 18, 2005

U.S. Government Money Market
Class S Shares (000’s)	$1,631	$1,188
Administrative Class Shares (000’s)	$401	$58

Shareholder Servicing Agreement

          On August 12, 2004, the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Trust (as defined in the 1940 Act), approved a Shareholder Servicing Agreement (the “Shareholder Servicing Agreement”) between the Trust and JPMDS. The Shareholder Servicing Agreement was effective August 12, 2004 for Institutional Class, Morgan, Reserve, Agency, Capital and Premier Shares of the Funds and February 19, 2005 with respect to all other classes of the Funds. The following table sets forth the shareholder servicing fee attributable to each class of shares that is payable under the Shareholder Servicing Agreement:

B	0.25%
C	0.25%
Reserve	0.30	%*
Service	0.30	%*
Morgan	0.35	%**
Investor	0.35	%**
Premier	0.30	%*
Agency	0.15%
Institutional	0.10%
Capital	0.05%
E*TRADE	0.30	%*

*

The amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to these shares. The 0.05% balance of the fees is for shareholder administrative services.

**

The amount payable for “service fees” (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to these shares. The 0.10% balance of the fees is for shareholder administrative services.

          Under the Shareholder Servicing Agreement, JPMDS will provide, or cause its agents to provide, any combination of the personal shareholder liaison services and shareholder account information services (“Shareholder Services”) described below or other related services (“Other Related Services”) as also described below.

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          “Shareholder Services” include (a) answering shareholder inquiries (through electronic and other means) regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Funds; (b) providing shareholders with information through electronic means; (c) assisting shareholders in completing application forms, designating and changing dividend options, account designations and addresses; (d) arranging for or assisting shareholders with respect to the wiring of the funds to and from shareholder accounts in connection with shareholder orders to purchase, redeem or exchange shares; (e) verifying shareholder requests for changes to account information; (f) handling correspondence from shareholders about their accounts; (g) assisting in establishing and maintaining shareholder accounts with the Trust; and (h) providing other shareholder services as the Trust or a shareholder may reasonably request, to the extent permitted by applicable law.

          “Other Related Services” include (a) aggregating and processing purchase and redemption orders for shares; (b) providing shareholders with account statements showing their purchases, sales, and positions in the applicable Fund; (c) processing dividend payments for the applicable Fund; (d) providing sub-accounting services to the Trust for shares held for the benefit of shareholders; (e) forwarding communications from the Trust to shareholders, including proxy statements and proxy solicitation materials, shareholder reports, dividend and tax notices, and updated Prospectuses and SAIs; (f) receiving, tabulating and transmitting proxies executed by shareholders; (g) facilitating the transmission and receipt of funds in connection with shareholder orders to purchase, redeem or exchange shares; (h) developing and maintaining Trust’s website; (i) developing and maintain facilities to enable transmission of share transactions by electronic and non-electronic means; (j) providing support and related services to Financial Intermediaries in order to facilitate their processing of orders and communications with shareholders; (k) providing transmission and other functionalities for shares included in investment, retirement, asset allocation, cash management or sweep programs or similar programs or services; and (l) developing and maintaining check writing functionality.

          To the extent it is not otherwise required by its contractual agreement to limit a Fund’s expenses as described in the Prospectuses for the Funds, JPMDS may voluntarily agree from time to time to waive a portion of the fees payable to it under the Shareholder Servicing Agreement with respect to each Fund on a month-to-month basis.

          JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of such fees received from the Funds to such entities for performing Shareholder Services and/or Other Related Services, as described above, for shareholders. Such Financial Intermediaries may include, without limitation, any person who is an affiliate of JPMDS.

          The Shareholder Servicing Agreement, unless sooner terminated, will continue until October 31, 2006. Thereafter, if not terminated, the Shareholder Servicing Agreement will continue automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees of the Trust who are not parties to the Shareholder Servicing Agreement or interested persons (as defined in the 1940 Act) of any such party. The Shareholder Servicing Agreement may be terminated without penalty, on not less than 60 days prior written notice, by the Board of Trustees of the Trust or by JPMDS. The Shareholder Servicing Agreement will also terminate automatically in the event of its assignment.

           The table below sets forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal year ended February 28, 2006 (amounts in thousands):

	Fiscal Year Ended 2/28/06[1]

	Paid/ Accrued		Waived

Liquid Assets Money Market Fund
Morgan Shares	$1,298		$(74)
Class B Shares	39		(30)
Class C Shares	697		(530)
Premier Shares	403		(13)
Agency Shares	373		(124)
Institutional Shares	1,163		(698)
Reserve Shares	7,098		(237)
Investor Shares	4,086		—
Service Shares	—	(a)	— (a)
Capital Shares	931		(931)

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	Fiscal Year Ended 2/28/06[1]

	Paid/ Accrued		Waived

U.S. Government Money Market Fund
Morgan Shares	5,892		—
Premier Shares	3,329		(555)
Agency Shares	3,493		—
Institutional Shares	1,465		(586)
Reserve Shares	1,504		—
Service Shares	—	(a)	— (a)
Capital Shares	2,957		(2,957)
U.S. Treasury Plus Money Market Fund
Morgan Shares	2,133		(122)
Class B Shares	3		(2)
Class C Shares	46		(35)
Premier Shares	2,421		(81)
Agency Shares	948		(316)
Institutional Shares	2,436		(1,461)
Reserve Shares	3,327		(111)
Investor Shares	5,138		—
Municipal Money Market Fund
Morgan Shares	192		(5)
Premier Shares	1,669		—
Agency Shares	30		(8)
Institutional Shares	119		(59)
Reserve Shares	735		—
Service Shares	—	(a)	— (a)
E*TRADE Class Shares	88		(15)
Michigan Municipal Money Market Fund
Morgan Shares	28		(7)
Premier Shares	280		(73)
Reserve Shares	78		(21)
Ohio Municipal Money Market Fund
Morgan Shares	15		(4)
Premier Shares	82		(25)
Reserve Shares	160		(47)

[1]	The Funds’ fiscal year end changed from June 30 to the last day of February.

(a)	Amount rounds to less than one thousand.

EXPENSES

           The Funds pay the expenses incurred in their operations, including their pro rata share of expenses of the Trust. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds’ custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

           JPMorgan Investment Advisors, JPMFM and JPMDS have agreed that they will waive fees or reimburse the Funds as described in the Prospectuses.

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FINANCIAL INTERMEDIARIES

          The services provided by Financial Intermediaries may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Funds, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client’s account balance and integrating these statements with those of other transactions and balances in the client’s other accounts serviced by the Financial Intermediary, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMDS or clients of the Financial Intermediary may reasonably request and agree upon with the Financial Intermediary.

          Financial Intermediaries may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Financial Intermediaries, but in all cases will be retained by the Financial Intermediary and will not be remitted to a Fund or JPMDS.

          Each Fund has authorized one or more Financial Intermediaries to accept purchase and redemption orders on its behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. These orders will be priced at the Fund’s NAV next calculated after they are so accepted.

          The Funds may also enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking, sub-transfer agency and/or omnibus accounting. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees and shareholder servicing fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor and shareholder servicing agent, respectively. From time to time, JPMDS or its affiliates may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its or their own expense and out of its or their legitimate profits.

Cash Compensation to Financial Intermediaries

          JPMDS and JPMorgan Investment Advisors compensate Financial Intermediaries who sell shares of the Funds. Compensation comes from sales charges, 12b-1 fees and payments by JPMDS and JPMorgan Investment Advisors from their own resources. JPMDS may, on occasion, pay Financial Intermediaries the entire front-end sales charge applicable to Fund shares sold by such Financial Intermediaries.

           JPMDS or JPMorgan Investment Advisors, at its or their own expense, and out of their legitimate profits, may provide cash incentives (sometimes referred to as “revenue sharing”) to Financial Intermediaries. Additional cash incentives may also be paid by other affiliates of JPMDS and JPMorgan Investment Advisors from time to time. Those additional cash incentives are payments over and above the sales charges (including 12b-1 fees) and shareholder servicing fees paid by the Funds. These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives and Financial Intermediary management representatives. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to Fund shareholders. JPMorgan Investment Advisors, JPMDS and their affiliates may also make payments to Financial Intermediaries in the form of sponsorship support of regional or national events of Financial Intermediaries. JPMorgan Investment Advisors and JPMDS may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. In addition, JPMDS may on occasion pay Financial Intermediaries the entire front-end sales charge applicable to Fund shares sold by the Financial Intermediary or an additional commission on the sale of Fund shares subject to a CDSC.

           Currently, JPMorgan Investment Advisors and JPMDS, have revenue sharing arrangements with approximately 40 unaffiliated broker-dealers and other Financial Intermediaries. JPMorgan Investment Advisors also has revenue sharing

54

arrangements with various affiliates of JPMorgan Chase, such as J.P. Morgan Securities, Inc., Bank One Trust Company, N.A., JPMorgan Chase Bank, N.A. and Banc One Securities Corporation.

           Revenue sharing payments are usually structured in one of three ways: (i) basis point payments on gross sales; (ii) basis point payments on net assets; and/or (iii) fixed dollar amount payments. During the fiscal year ended February 28, 2006, JPMorgan Investment Advisors and JPMDS paid approximately $73 million for all of the JPMorgan Funds pursuant to their revenue sharing arrangements, of this amount approximately $25 million was paid with respect to all of the JPMorgan money market funds, including the Funds.

          JPMorgan Investment Advisors, JPMDS and their affiliates may also pay non-cash compensation to sales representatives of Financial Intermediaries in the form of (i) occasional gifts; and/or (ii) occasional meals, tickets or other entertainment.

Custodian

           Pursuant to the Global Custody and Fund Accounting Agreement with JPMorgan Chase Bank, N.A., 4 Chase MetroTech Center, Brooklyn, NY 11245, dated February 19, 2005, JPMorgan Chase Bank, N.A. serves as the custodian and fund accounting agent for each Fund and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank, N.A. also acts as securities lending agent to certain JPMorgan funds. JPMorgan Chase Bank, N.A. is an affiliate of the JPMorgan Investment Advisors.

          For fund accounting services, the Funds will pay to JPMorgan Chase Bank, N.A. the higher of (a) each Fund’s pro-rata share of an annual complex-wide charge on the average daily net assets of all U.S. money market funds of 0.0075% of the first $5 billion, 0.006% on the next $5 billion, 0.003% on the next $25 billion and 0.0010% for such assets over $35 billion, or (b) the applicable per account minimum charge. The minimum total annual fund accounting charge per Fund is of $10,000. In addition, there is a $2,000 annual charge for fund accounting per share class.

          For custodian services, each Fund pays to JPMorgan Chase Bank N.A. safekeeping fees of between 0.001% and 0.60% of asset held by JPMorgan Chase Bank (depending on the foreign domicile in which the asset is held), calculated monthly in arrears and fees between $7.00 and $150 for securities trades (depending on the foreign domicile in which the trade is settled).

          JPMorgan Chase Bank, N.A. is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.

Securities Lending Agent

          On August 12, 2004, the Board of Trustees approved the appointment of JPMorgan Chase Bank, N.A. as securities lending agent for the Trust concurrent with the appointment of JPMorgan Chase Bank, N.A. as custodian. The appointment of JPMorgan Chase Bank, N.A. as securities lending agent took effect on December 6, 2004 with respect to the Funds of the Trust. For the securities lending services it performs, JPMorgan Chase Bank, N.A. is entitled to a fee from the Trust, which is calculated on an annual basis and accrued daily, equal to 0.06% for all domestic loans and 0.1142% for all international loans. JPMorgan Chase Bank, N.A. has temporarily reduced fees on a voluntary basis to 0.05% for domestic loans and 0.10% for international loans. The purpose of these fees is to cover the ministerial costs of securities lending activities including securities movement, settlement of trades involving cash received as collateral, custody of collateral and marking to market loans.

Transfer Agent

          Boston Financial Date Services, Inc. (“BFDS” or “Transfer Agent”), 2 Heritage Drive, North Quincy, MA 02171, serves as each Fund’s transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, BFDS is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

          Prior to February 19, 2005, State Street Bank and Trust Company served as transfer and dividend disbursing agent for each Fund.

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Independent Registered Public Accounting Firm

          The independent registered public accounting firm for the Trust and the Funds is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds and assists in the preparation and/or review of each Fund’s federal and state income tax returns.

Trust Counsel

          The law firm of Ropes & Gray LLP, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, D.C. 20005-3948, is counsel to the Trust.

ADDITIONAL INFORMATION

Proxy Voting Policies and Procedures

          The Board of Trustees has delegated to the Funds’ investment adviser, JPMorgan Investment Advisors and its affiliated advisers, proxy voting authority with respect to the Funds’ portfolio securities. Most of the securities in which the Funds invest, however, are rarely required, or permitted, to vote. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Funds’ Board of Trustees has adopted JPMorgan Investment Advisors’ detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues. The Guidelines have been developed with the objective of encouraging corporate action that enhances shareholder value. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMorgan Investment Advisors and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

           JPMorgan Investment Advisors and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, JPMorgan Investment Advisors and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMorgan Investment Advisors and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

          To oversee and monitor the proxy-voting process, JPMorgan Investment Advisors has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Institutional Shareholder Services, Inc. (“ISS”) in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

          Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and the Fund’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how JPMorgan Investment Advisors will vote the proxy. In addressing any material conflict, JPMorgan Investment Advisors may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain JPMorgan Investment Advisors personnel with knowledge of the conflict, voting in accordance with any applicable

56

Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.

          The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

•

JPMorgan Investment Advisors considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

•

JPMorgan Investment Advisors votes proposals to classify boards on a case-by-case basis, but will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•	JPMorgan Investment Advisors also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•	JPMorgan Investment Advisors votes against proposals for a super-majority vote to approve a merger.

•

JPMorgan Investment Advisors considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

•

JPMorgan Investment Advisors votes proposals on a stock option plan, based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. JPMorgan Investment Advisors generally considers other management compensation proposals on a case-by-case basis.

•

JPMorgan Investment Advisors also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

           In accordance with regulations of the SEC, the Funds’ proxy voting records for the most recent 12-month period ended June 30 will be on file with the SEC, available on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov no later than August 31.

Delaware Trust

          JPMorgan Trust II was formed as a Delaware statutory trust on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004. JPMorgan Trust II assumed One Group Mutual Funds’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005.

          Under Delaware law, shareholders of a statutory trust shall have the same limitation of personal liability that is extended to stockholders of private corporations for profit organized under Delaware law, unless otherwise provided in the trust’s governing trust instrument. The Trust’s Declaration of Trust provides that shareholders shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any series or class. In addition, the Declaration of Trust provides that neither the Trust nor the Trustees, nor any officer, employee, or agent of the Trust shall have any power to bind personally any shareholders nor to call upon any shareholder for payment of any sum of money or assessment other than such as the shareholder may personally agree to pay. Moreover, the Trust’s Declaration of Trust expressly provides that the shareholders shall have the same limitation of personal liability that is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

          The Declaration of Trust provides for the indemnification out of the assets held with respect to a particular series of shares of any shareholder or former shareholder held personally liable solely by reason of a claim or demand relating

57

to the person being or having been a shareholder and not because of the shareholder’s acts or omissions. The Declaration of Trust also provides that the Trust, on behalf of the applicable series, may, at its option with prior written notice, assume the defense of any claim made against a shareholder.

          The Trust’s Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any proceeding in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices. In addition, the Declaration of Trust provides that any Trustee who has been determined to be an “audit committee financial expert” shall not be subject to a greater liability or duty of care because of such determination.

          The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon written notice to the shareholders.

Description of Shares

          The Trust is an open-end, management investment company organized as a Delaware statutory trust. Each Fund represents a separate series of shares of beneficial interest. See “Delaware Trust.”

          The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.0001 par value) of one or more series and classes within any series and to divide or combine the shares of any series or class without materially changing the proportionate beneficial interest of such shares of such series or class in the assets held with respect to that series. Each share represents an equal beneficial interest in the net assets of a Fund with each other share of that Fund. The Trustees may authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, voting powers, rights, duties and privileges as the Trustees may determine; however, the Trustees may not classify or change outstanding shares in a manner materially adverse to shareholders of each share. Upon liquidation of a Fund, shareholders are entitled to share pro-rata in the net assets of a Fund available for distribution to such shareholders. The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

          The shareholders of each Fund are entitled to one vote for each dollar of NAV (or a proportionate fractional vote with respect to the remainder of the NAV of shares, if any), on matters on which shares of a Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative with respect to the election of Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust’s Declaration of Trust.

          Each share of a series or class represents an equal proportionate interest in the assets in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all of its series in a manner deemed by the Trustees to be fair and equitable. Shares have no pre-emptive or conversion rights, and when issued, are fully paid and non-assessable. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

          The Trustees may, without shareholder approval (unless otherwise required by applicable law): (i) cause the Trust to merge or consolidate with or into one or more trusts (or series thereof to the extent permitted by law, partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations, or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume the Trust’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, possession or territory of the United States, unless otherwise permitted under the 1940 Act; (ii) cause any one or more series or classes of the Trust to merge or consolidate with or into any one or more other series or classes of the Trust, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations; (iii) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (iv) cause the Trust to reorganize as a corporation, limited liability company or limited

58

liability partnership under the laws of Delaware or any other state or jurisdiction. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act.

          The Trustee may, without shareholder vote, generally restate, amend or otherwise supplement the Trust’s governing instrument, which includes the Declaration of Trust and the By-Laws without the approval of shareholders, subject to limited exceptions, such as the right to elect Trustees.

          The Trustees, without obtaining any authorization or vote of shareholders, may change the name of any series or class or dissolve or terminate any series or class of shares.

          The classes of shares currently offered by the Funds can be found under the topic “The Trust” at the beginning of this Statement of Additional Information. In addition, please read the relevant Prospectuses for the Funds for more details.

          Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

          Each share class of a Fund has exclusive voting rights with respect to matters pertaining to the Fund’s Distribution and Shareholder Services Plans, Distribution Plans or Shareholder Services Plan applicable to those classes.

Portfolio Holdings Disclosure

          As described in the Prospectuses and pursuant to the procedures approved by the Trustees, each business day, a Fund will make available to the public upon request to JPMorgan Funds Services or the JPMorgan Institutional Funds Service Center (1-800-480-4111 or 1-800-766-7722, as applicable) a complete, uncertified schedule of its portfolio holdings as of the prior business day.

          A Fund’s publicly available uncertified complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a weekly or monthly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of a Fund and (ii) clients of the Investment Adviser or its affiliates that invest in a Fund or such clients’ consultants. No compensation or other consideration is received by a Fund or the Investment Adviser, or any other person for these disclosures. A list of the entities that receive the Fund’s portfolio holdings information on such basis and the frequency with which it is provided to them is provided below:

All Funds
Vickers Stock Research Corp.	Monthly	30 days after month end
The McGraw-Hill Companies Standard & Poor’s	Weekly	on a 3 day lag
Moody’s Investors Service, Inc.	Weekly	on a 3 day lag
Fitch Ratings	Weekly	on a 3 day lag
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end

Liquid Assets Money Market Fund
Chicago Mercantile Exchange	Monthly	30 days after month end
Union Bank of California	Monthly	30 days after month end

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           In addition, certain service providers to the Funds or the Investment Adviser, Administrator, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Funds’ portfolio holdings information earlier than 30 days after month end, such as sub-advisers, rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, brokers in connection with Fund transactions and in providing price quotations and transfer agents and entities providing CDSC financing (released weekly one day after trade date). When a Fund redeems a shareholder in-kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and, therefore, the shareholder and its agents may receive such information earlier than 30 days after month end. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

           Disclosure of a Fund’s portfolio securities as an exception to the Fund’s normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and submit the proposal to the Fund’s Treasurer for approval following business and compliance review. Additionally, no compensation or other consideration is received by a Fund or the Investment Adviser, or any other person for these disclosures. The Fund’s Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between a Fund’s shareholders on the one hand and a Fund’s Investment Adviser or any affiliated person of a Fund or such entities on the other hand by creating a structured review and approval process which seeks to ensure that disclosure of information about a Fund’s portfolio securities is in the best interests of a Fund’s shareholders. There can be no assurance, however that a Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

           Portfolio holdings of each Fund will be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the first and third fiscal quarters will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six month period will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs will be available on the Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

           Each of the Fund’s top ten holdings is also posted on www.jpmorganfunds.com no sooner than 15 days after the end of each month. One day after this information has been made available to the public by means of posting on that website, it may also be included in other advertising and marketing material concerning the Funds.

           Finally, the Funds release information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security.

Miscellaneous

          The Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a Shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

          As used in the Trust’s Prospectuses and in this Statement of Additional Information, “assets belonging to a Fund” means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the

60

Trust’s Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive. As used in the Trust’s Prospectuses and in this Statement of Additional Information, a “vote of a majority of the outstanding Shares” of the Trust, a particular Fund, or a particular class of Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund are represented in person or by proxy.

          The Trust is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

          The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

          The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any State in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and Statement of Additional Information.

          As of May 31, 2006, the following persons were the owners of more than 5% of the outstanding Shares of the following class of Shares of the following Funds. Shareholders designated by an asterisk hold 25% or more of a Class of a Fund. Such shareholders are “controlling persons” under the 1940 Act.

LIQUID ASSETS MONEY MARKET FUND
AGENCY SHARES	JPMORGAN INVESTOR SERVICES[1]	55.87*
	CASH MGMT INVESTMENT SUPPORT
	ATTN CASH SWEEP OPERATIONS
	14221 DALLAS PARKWAY 2JIP 6TH FL
	DALLAS TX 75254

	STRAFE & CO1	10.40
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PARKWAY
	PO BOX 711234
	COLUMBUS OH 43271-0001

LIQUID ASSETS MONEY MARKET FUND
CAPITAL SHARES	JPMORGAN INSTITUTIONAL TRUST SERVICES[1]	13.69
	FBO VARIOUS TRUSTS
	ATTN VIRGINIA DELGADO
	2001 BRYAN TOWER 11TH FLOOR
	DALLAS TX 75254

	KAPPA CAPITAL MANAGEMENT	6.63
	PLEDGED BUT NOT CONTROLLED
	ATTN JOE ANGLIM
	1030 DELTA BLVD # 856
	ATLANTA GA 30354-1989

61

	PHILLIPS-VAN HEUSEN CORPORATION	8.73
	PLEDGED BUT NOT CONTROLLED
	ATTN BRIAN J PAICH
	1001 FRONTIER RD
	BRIDGEWATER NJ 08807-2902

	PHYSICIANS RECIPROCAL INSURERS	5.36
	111 E SHORE RD
	MANHASSET NY 11030-2932

	SPRINT CORP	6.35
	6200 SPRINT PKWY
	OVERLAND PARK KS 66251-6117

LIQUID ASSETS MONEY MARKET FUND
C SHARES	INGALLS & SNYDER LLC AS AGENT	99.05*
	OMNIBUS A/C FOR EXCLUSIVE BENEFIT OF CUSTOMERS
	61 BROADWAY
	NEW YORK NY 10006-2701

LIQUID ASSETS MONEY MARKET FUND
INSTITUTIONAL SHARES	JPMORGAN INVESTOR SERVICES[1]	78.72*
	CASH MGMT INVESTMENT SUPPORT
	ATTN GREGORY ZEMAN
	14201 DALLAS PARKWAY 1JIP 2ND FLR
	DALLAS TX 75254

	STRAFE & CO1	10.73
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PARKWAY
	PO BOX 711234
	COLUMBUS OH 43271-0001

LIQUID ASSETS MONEY MARKET FUND
INVESTOR SHARES	JPMORGAN INSTITUTIONAL TRUST SERVICES[1]	7.98
	FBO VARIOUS TRUSTS
	ATTN VIRGINIA DELGADO
	2001 BRYAN TOWER 11TH FLOOR
	DALLAS TX 75254

	STRAFE & CO1	88.73*
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PARKWAY
	PO BOX 711234
	COLUMBUS OH 43271-0001

LIQUID ASSETS MONEY MARKET FUND
MORGAN SHARES	E*TRADE CLEARING LLC	13.35
	ATTN PAYMENT SERVICES DEPT
	671 N GLEBE RD
	BALLSTON TOWERS
	ARLINGTON VA 22203-2120

62

	NATIONAL FINANCIAL SERV CORP	72.27*
	FOR THE EXCL BEN OF OUR CUST
	ATTN MIKE MCLAUGHLIN
	PO BOX 3752
	NEW YORK NY 10008-3752

LIQUID ASSETS MONEY MARKET FUND
PREMIER SHARES	JPMORGAN INSTITUTIONAL TRUST SERVICES[1]	20.89
	FBO VARIOUS TRUSTS
	ATTN VIRGINIA DELGADO
	2001 BRYAN TOWER 11TH FLOOR
	DALLAS TX 75254

	JPMORGAN INVESTOR SERVICES[1]	21.64
	CASH MGMT INVESTMENT SUPPORT
	ATTN CASH SWEEP OPERATIONS
	14221 DALLAS PARKWAY 2JIP 6TH FL
	DALLAS TX 75254

	STRAFE & CO1	42.93*
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PARKWAY
	PO BOX 711234
	COLUMBUS OH 43271-0001

LIQUID ASSETS MONEY MARKET FUND
RESERVE SHARES	JPMORGAN CHASE[1]	95.79*
	LIQUIDITY OPERATIONS
	ATTN MICHELE DIXON
	10420 HIGHLAND MN DR, BLDG 2 FLR 2 FL3-2211
	TAMPA FL 33610-9128

LIQUID ASSETS MONEY MARKET FUND
SERVICE SHARES	JP MORGAN INVESTMENT MGMT[1]	99.49*
	ATTN BEVERLY HOYNG
	1111 POLARIS PARKWAY STE 2F
	COLUMBUS OH 43240-2050

U.S. GOVERNMENT MONEY MARKET FUND
AGENCY SHARES	JPMORGAN INSTITUTIONAL TRUST SERVICES[1]	26.49*
	FBO VARIOUS TRUSTS
	14201 DALLAS PKWY FL 10
	DALLAS TX 75254-2916

	JPMORGAN INVESTOR SERVICES[1]	32.36*
	CASH MGMT INVESTMENT SUPPORT
	ATTN CASH SWEEP OPERATIONS
	14201 DALLAS PARKWAY 2ND FLR
	DALLAS TX 75254-2916

	NATIONAL FINANCIAL SERV CORP	7.24
	FOR THE EXCL BEN OF OUR CUST
	CHURCH STREET STATION
	PO BOX 3752
	NEW YORK NY 10008-3752

63

U.S. GOVERNMENT MONEY MARKET FUND
CAPITAL SHARES	JOHNSON & JOHNSON	46.84*
	ONE JOHNSON & JOHNSON PLAZA
	ATTN ADRIENNE SALMON
	NEW BRUNSWICK NJ 08933-0001

	JP MORGAN CHASE[1]	14.20
	ATTN VIRGINIA DELGADO 2 JIP 6-133
	14202 DALLAS PKWY FL 6
	DALLAS TX 75254-2973

	JPMORGAN INVESTOR SERVICES[1]	5.60
	CASH MGMT INVESTMENT SUPPORT
	ATTN CASH SWEEP OPERATIONS
	14201 DALLAS PARKWAY 2ND FLR
	DALLAS TX 75254-2916

	STRAFE & CO1	10.47
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PARKWAY
	PO BOX 711234
	COLUMBUS OH 43271-0001

U.S. GOVERNMENT MONEY MARKET FUND
INSTITUTIONAL SHARES	ITG INC	6.22
	ATTN ANGELO BULONE
	380 MADISON AVE
	NEW YORK NY 10017-2513

	JPMORGAN INSTITUTIONAL TRUST SERVICES[1]	22.78
	FBO VARIOUS TRUSTS
	ATTN VIRGINIA DELGADO
	2001 BRYAN TOWER 11TH FLOOR
	DALLAS TX 75254

	JPMORGAN INVESTOR SERVICES[1]	15.70
	CASH MGMT INVESTMENT SUPPORT
	ATTN CASH SWEEP OPERATIONS
	14201 DALLAS PARKWAY 2ND FLR
	DALLAS TX 75254-2916

	PACIFIC GAS AND ELECTRIC	12.27
	ATTN TAX DEPT
	77 BEALE ST
	SAN FRANCISCO CA 94105-1814

	STRAFE & CO1	6.04
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PARKWAY
	PO BOX 711234
	COLUMBUS OH 43271-0001

U.S. GOVERNMENT MONEY MARKET FUND
MORGAN SHARES	JPMORGAN CHASE BANK[1]	8.75
	ATTN MICHELE DIXON
	10420 HIGHLAND MANNOR DR FL 2
	TAMPA FL 33610-9128

64

	JPMORGAN CHASE BANK[1]	19.96
	FBO ITSELF AND ITS CLIENTS
	ATTN MICHELE DIXON
	10420 HIGHLAND MANOR DR 2ND FL
	TAMPA FL 33610-9128

	JPMORGAN INSTITUTIONAL TRUST SERVICES[1]	27.44*
	FBO VARIOUS TRUSTS
	ATTN VIRGINIA DELGADO
	2001 BRYAN TOWER 11TH FLOOR
	DALLAS TX 75254

	JPMORGAN INVESTOR SERVICES[1]	5.09
	CASH MGMT INVESTMENT SUPPORT
	ATTN CASH SWEEP OPERATIONS
	14201 DALLAS PARKWAY 2ND FLR
	DALLAS TX 75254-2916

U.S. GOVERNMENT MONEY MARKET FUND
PREMIER SHARES	JPMORGAN CHASE[1]	41.52*
	LIQUIDITY OPERATIONS
	ATTN MICHELE DIXON
	10420 HIGHLAND MN DR BLDG 2 FLR 2 FL3-2211
	TAMPA FL 33610-9128

	JPMORGAN INSTITUTIONAL TRUST SERVICES[1]	20.57
	FBO VARIOUS TRUSTS
	14201 DALLAS PKWY FL 10
	DALLAS TX 75254-2916

	JPMORGAN INVESTOR SERVICES[1]	6.23
	CASH MGMT INVESTMENT SUPPORT
	ATTN CASH SWEEP OPERATIONS
	14201 DALLAS PARKWAY 2ND FLR
	DALLAS TX 75254-2916

	NATIONAL FINANCIAL SERV CORP	5.19
	FOR THE EXCL BEN OF OUR CUST
	CHURCH STREET STATION
	PO BOX 3752
	NEW YORK NY 10008-3752

	STRAFE & CO1	6.58
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PARKWAY
	PO BOX 711234
	COLUMBUS OH 43271-0001

U.S. GOVERNMENT MONEY MARKET FUND
RESERVE SHARES	JPMORGAN CHASE[1]	99.99*
	LIQUIDITY OPERATIONS
	ATTN MICHELE DIXON
	10420 HIGHLAND MN DR BLDG 2 FLR 2 FL3-2211
	TAMPA FL 33610-9128

65

U.S. GOVERNMENT MONEY MARKET FUND
SERVICE SHARES	JP MORGAN INVESTMENT MGMT[1]	99.52*
	ATTN BEVERLY HOYNG
	1111 POLARIS PARKWAY STE 2F
	COLUMBUS OH 43240-2050

U.S. TREASURY PLUS MONEY MARKET FUND
AGENCY SHARES	JPMORGAN INSTITUTIONAL TRUST SERVICES[1]	37.38*
	FBO VARIOUS TRUSTS
	14201 DALLAS PKWY FL 10
	DALLAS TX 75254-2916

	JPMORGAN INVESTOR SERVICES[1]	41.95*
	CASH MGMT INVESTMENT SUPPORT
	ATTN GREGORY ZEMAN
	14201 DALLAS PARKWAY 1JIP 2ND FLR
	DALLAS TX 75254

U.S. TREASURY PLUS MONEY MARKET FUND
B SHARES	INVESTORS TRUST COMPANY	7.17
	CUST FOR THE ROLLOVER IRA OF GEROF G VOGT
	18 NOTTAWASAGA CT RR3
	PENETANG ONTARIO L9MIR3
	CANADA

	INVESTORS TRUST COMPANY	8.20
	CUST FOR THE TRAD IRA OF
	KAREN L CARLSON
	3S383 CHESTNUT CT
	WARRENVILLE IL 60555-2646

	NFS LLC FEBO	6.79
	JPMORGAN CHASE BANK TRAD CUST
	IRA OF RICHARD R MOUSTIER
	5130 WINDERMERE BLVD
	ALEXANDRIA LA 71303-2486

	NFS LLC FEBO	5.95
	RANDALL T MEHL
	1165 NAYON DR
	LAYTON UT 84040-2838

U.S. TREASURY PLUS MONEY MARKET FUND
C SHARES	INGALLS & SNYDER LLC AS AGENT	98.77*
	OMNIBUS A/C FOR EXCLUSIVE BENEFIT OF CUSTOMERS
	61 BROADWAY
	NEW YORK NY 10006-2701

U.S. TREASURY PLUS MONEY MARKET FUND
INSTITUTIONAL SHARES	GOLDMAN SACHS GLOBAL CASH SERVICES	9.97
	OMNIBUS ACCT FBO GOLDMAN SACHS & CO CUSTOMERS
	71 S WACKER DR STE 500
	CHICAGO IL 60606-4637

66

	HARE & CO	10.63
	C/O THE BANK OF NEW YORK
	ATTN STIF/MASTER NOTE
	111 SANDERS CREEK PKWY
	EAST SYRACUSE NY 13057-1382

	JOHNSON & JOHNSON	61.57*
	ONE JOHNSON & JOHNSON PLAZA
	ATTN ADRIENNE SALMON
	NEW BRUNSWICK NJ 08933-0001

U.S. TREASURY PLUS MONEY MARKET FUND
INVESTOR SHARES	JP MORGAN CHASE[1]	80.20*
	14201 DALLAS PKWY FL 10
	DALLAS TX 75254-2916

	STRAFE & CO1	19.65
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PARKWAY
	PO BOX 711234
	COLUMBUS OH 43271-0001

U.S. TREASURY PLUS MONEY MARKET FUND
MORGAN SHARES	FIDUCIARY TRUST REVENUE	5.13
	ATTN JOHN CONTE
	600 5TH AVE
	NEW YORK NY 10020-2302

	JPMORGAN INSTITUTIONAL TRUST SERVICES[1]	36.21*
	FBO VARIOUS TRUSTS
	14201 DALLAS PKWY FL 10
	DALLAS TX 75254-2916

	NATIONAL FINANCIAL SERV CORP CUST	27.47*
	CHURCH STREET STATION
	PO BOX 3752
	NEW YORK NY 10008-3752

U.S. TREASURY PLUS MONEY MARKET FUND
PREMIER SHARES	HARE & CO	64.01*
	C/O THE BANK OF NEW YORK
	ATTN STIF/MASTER NOTE
	111 SANDERS CREEK PKWY
	EAST SYRACUSE NY 13057-1382

	JPMORGAN INSTITUTIONAL TRUST SERVICES[1]	13.75
	FBO VARIOUS TRUSTS
	14201 DALLAS PKWY FL 10
	DALLAS TX 75254-2916

	JPMORGAN INVESTOR SERVICES[1]	8.85
	CASH MGMT INVESTMENT SUPPORT
	ATTN GREGORY ZEMAN
	14201 DALLAS PARKWAY 1JIP 2ND FLR
	DALLAS TX 75254

67

U.S. TREASURY PLUS MONEY MARKET FUND
RESERVE SHARES	CHASE MANHATTAN BANK[1]	5.16
FBO IMA CUSTOMERS
1985 MARCUS AVE FL 2
NEW HYDE PARK NY 11042-1053

	JPMORGAN CHASE[1]	84.01*
LIQUIDITY OPERATIONS
ATTN MICHELE DIXON
10420 HIGHLAND MN DR
BLDG 2 FLR 2 FL3-2211
TAMPA FL 33610-9128

MUNICIPAL MONEY MARKET FUND
AGENCY SHARES	NATIONAL FINANCIAL SERV CORP	96.06*
FOR THE EXCL BEN OF OUR CUST
ATTN MIKE MCLAUGHLIN
PO BOX 3752
NEW YORK NY 10008-3752

MUNICIPAL MONEY MARKET FUND
E*TRADE SHARES	E*TRADE CLEARING LLC	100.00*
ATTN PAYMENT SERVICES DEPT
671 N GLEBE RD
BALLSTON TOWERS
ARLINGTON VA 22203-2120

MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL SHARES	BEAR STEARNS SECURITIES CORP	37.81*
ATTN: DENISE DILORENZO-SIEGEL
ONE METROTECH CENTER NORTH
BROOKLYN NY 11201-3870

	STRAFE & CO1	52.78*
BOIA-ONE GROUP OPERATIONS
1111 POLARIS PARKWAY
PO BOX 711234
COLUMBUS OH 43271-0001

MUNICIPAL MONEY MARKET FUND
MORGAN SHARES	NATIONAL FINANCIAL SERV CORP	84.67*
FOR THE EXCL BEN OF OUR CUST
ATTN MIKE MCLAUGHLIN
PO BOX 3752
NEW YORK NY 10008-3752

MUNICIPAL MONEY MARKET FUND
PREMIER SHARES	E*TRADE CLEARING LLC	5.30
ATTN PAYMENT SERVICES DEPT
671 N GLEBE RD
BALLSTON TOWERS
ARLINGTON VA 22203-2120

68

	STRAFE & CO1	93.38*
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PARKWAY
	PO BOX 711234
	COLUMBUS OH 43271-0001

MUNICIPAL MONEY MARKET FUND
RESERVE SHARES	BISYS FUND SERVICES INC	9.50
	FBO BB&T SWEEP CUSTOMERS
	3435 STELZER RD STE 1000
	COLUMBUS OH 43219-6004

	JPMORGAN CHASE[1]	86.44*
	LIQUIDITY OPERATIONS
	ATTN MICHELE DIXON
	10420 HIGHLAND MN DR BLDG 2 FLR 2 FL3-2211
	TAMPA FL 33610-9128

MUNICIPAL MONEY MARKET FUND
SERVICE SHARES	JP MORGAN INVESTMENT MGMT[1]	99.45*
	ATTN BEVERLY HOYNG
	1111 POLARIS PARKWAY STE 2F
	COLUMBUS OH 43240-2050

MICHIGAN MUNICIPAL MONEY MARKET FUND
MORGAN SHARES	JAMES R DONAHEY	7.69
	PAT J DONAHEY JT TEN
	421 HIGHLAND
	ANN ARBOR MI 48104-1729

	NATIONAL FINANCIAL SERV CORP	83.11*
	FOR THE EXCL BEN OF OUR CUST
	ATTN MIKE MCLAUGHLIN
	PO BOX 3752
	NEW YORK NY 10008-3752

	NATIONAL FINANCIAL SERVICES CORP	5.29
	FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS - 5TH FLOOR
	200 LIBERTY ST - 1 WORLD FINANCIAL
	NEW YORK NY 10281

MICHIGAN MUNICIPAL MONEY MARKET FUND
PREMIER SHARES	JP MORGAN CHASE[1]	8.25
	14201 DALLAS PKWY FL 10
	DALLAS TX 75254-2916

	REICH & TANG SERVICES INC	30.79*
	FBO VARIOUS CUSTOMERS
	ATTN CHRIS GILL
	600 5TH AVE
	NEW YORK NY 10020-2302

69

	STRAFE & CO1	60.74*
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PARKWAY
	PO BOX 711234
	COLUMBUS OH 43271-0001

MICHIGAN MUNICIPAL MONEY MARKET FUND
RESERVE SHARES	DREYFUS SERVICE CORPORATION	84.76*
	ATTN TIM BARRETT
	144 GLENN CURTISS BLVD
	EAST TOWER 8TH FLOOR
	UNIONDALE NY 11556-0144

OHIO MUNICIPAL MONEY MARKET FUND
MORGAN SHARES	NATIONAL FINANCIAL SERV CORP	85.46*
	FOR THE EXCL BEN OF OUR CUST
	ATTN MIKE MCLAUGHLIN
	PO BOX 3752
	NEW YORK NY 10008-3752

	NATIONAL FINANCIAL SERVICES CORP	8.11
	FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	ATTN: MUTUAL FUNDS - 5TH FLOOR
	200 LIBERTY ST - 1 WORLD FINANCIAL
	NEW YORK NY 10281

OHIO MUNICIPAL MONEY MARKET FUND
PREMIER SHARES	STRAFE & CO1	95.60*
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PARKWAY
	PO BOX 711234
	COLUMBUS OH 43271-0001

JPM OHIO MUNICIPAL MONEY MARKET FUND
RESERVE SHARES	DREYFUS SERVICE CORPORATION	85.73*
	ATTN TIM BARRETT
	144 GLENN CURTISS BLVD
	EAST TOWER 8TH FLOOR
	UNIONDALE NY 11556-0144

	DREYFUS SERVICE CORPORATION	8.59
	144 GLEN CURTISS BLVD
	UNIONDALE NY 11556-3801

	DREYFUS SERVICE CORPORATION	5.68
	144 GLENN CURTISS BLVD
	UNIONDALE NY 11556-3801

1

The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

70

FINANCIAL STATEMENTS

           The financial statements of the Trust are incorporated by reference into this Statement of Additional Information. The financial statements for the fiscal year ended February 28, 2006 for the Funds have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm to the Trust, as indicated in their reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These financial statements are available without charge upon request by calling JPMorgan Funds Services or JPMorgan Institutional Funds Service Center at 1-800-480-4111 or 1-800-766-7711, respectively.

71

APPENDIX A—DESCRIPTION OF RATINGS

          The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the Advisor considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

          Unrated securities will be treated as non-investment grade securities unless the Advisor determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor’s Rating Service (“S&P”)

A-1

Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2

Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3

Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C	Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings (“Fitch”)

F1	HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	DEFAULT. Denotes actual or imminent payment default.

72

“+” or “-”	may be appended to ‘F-1’ rating to denote relative status within the ‘F1’ rating category.

‘NR’	indicates that Fitch does not rate the issuer or issue in question.

Moody’s Investors Service, Inc. (“Moody’s”)

Prime-1

Superior ability for repayment, often evidenced by such characteristics as: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Acceptable capacity for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime	Does not fall within any of the Prime rating categories.

Dominion Bond Rating Service Limited (“Dominion”)

R-1	Prime Credit Quality

R-2	Adequate Credit Quality

R-3	Speculative

          All three Dominion rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area.

R-1 (high)

Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which Dominion has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1 (middle)

Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

73

R-1 (low)

Short term debt rated “R-1” (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high); R-2 (middle); R-2 (low)

Short term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1credit”.

Profitability trends, past and future, may be less favorable, earnings not as stabled, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high); R-3 (middle); R-3 (low)

Short term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

DESCRIPTION OF BANK RATINGS

Moody’s

          These ratings represent Moody’s opinion of a bank’s intrinsic safety and soundness.

A

These banks possess superior intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

B

These banks possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

C

These banks possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable and defensible business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

D

Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors; a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

E

Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise; financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

          Where appropriate, a “+” modifier will be appended to ratings below the “A” category and a “-” modifier will be appended to ratings above the “E” category to distinguish those banks that fall in intermediate categories.

74

DESCRIPTION OF BOND RATINGS

S&P

     Corporate and Municipal Bond Ratings

     Investment Grade

AAA	Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree.

A

Debt rated A has a strong capacity to pay interest and repay principal; it is somewhat more susceptible, however, to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to impair the obligor’s capacity to pay interest and repay principal for debt in this category in higher-rated categories.

Speculative Grade

          Debt rated BB, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC	The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C

The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1	The rating C1 is reserved for income bonds on which no interest is being paid.

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D

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

Plus(+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.	Not rated.

          Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Moody’s

     Long-Term Ratings: Bonds and Preferred Stock

     Investment Grade

Aaa

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

Aa

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Non-Investment Grade

Ba

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. The protection of interest and principal payments may be no more than moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this

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class.

B

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment.

          Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Corporate Short-Term Debt Ratings

          Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

          Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Fitch

     Investment Grade

AAA

HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote a very low expectation of credit risk. They indicate

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very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

HIGH CREDIT QUALITY. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

     Speculative Grade

BB

SPECULATIVE. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

HIGHLY SPECULATIVE. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met: however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C

HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D

DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Dominion

     Bond and Long-Term Debt Rating Scale

AAA

Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which Dominion has established for this category, few entities are able to achieve a AAA rating.

AA

Bonds rate “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A

Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

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BBB

Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

BB

Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B

Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/ CC/C

Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B”, Bonds rated below “B” often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D	This category indicates Bonds in default of either interest or principal.

(“high,” “low”) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

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DESCRIPTION OF INSURANCE RATINGS

Moody’s

     Insurance Financial Strength Ratings

          These ratings represent Moody’s opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

Aaa

Insurance companies rated in this category offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa

These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A	Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba

Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B	Insurance companies rated in this category offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa

Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca	Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C	Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

     Short-Term Insurance Financial Strength Ratings

          These ratings represents Moody’s opinions of the ability of the insurance company to repay punctually its short-term senior policyholder claims and obligations. The ratings apply to senior policyholder obligations that mature or are payable within one year or less.

          Specific obligations are considered unrated unless individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

P-1	Insurers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term policyholder claims and obligations.

P-2	Insurers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term policyholder claims and obligations.

P-3	Insurers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term policyholder claims and obligations.

NP	Insurers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

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S&P

          An insurer rated “BBB” or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA	Extremely Strong financial security characteristics. “AAA” is the highest Insurer Financial Strength Rating assigned by Standard & Poor’s.

AA	Very Strong financial security characteristics, differing only slightly from those rated higher.

A	Strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB	Good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

          An insurer rated “BB” or lower is regarded as having vulnerable characteristics that may outweigh its strengths. “BB” indicates the least degree of vulnerability within the range; “CC” the highest.

BB	Marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B	Weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC	Very Weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC	Extremely Weak financial security characteristics and is likely not to meet some of its financial commitments.

R

An insurer rated R is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR	Not Rated, which implies no opinion about the insurer’s financial security.

Plus (+) or minus (-) Following ratings from “AA” to “CCC” show relative standing within the major rating categories.

Fitch

     Insurer Financial Strength Ratings

          A Fitch insurer financial strength rating (“IFS rating”) provides an assessment of the financial strength of an insurance organization, and its capacity to meet senior obligations to policyholders and contractholders on a timely basis. The IFS rating is assigned to the insurance organization itself, and no liabilities or obligations of the insurer are specifically rated unless otherwise stated (for example, Fitch may separately rate the debt obligations of an insurer). The IFS rating can be assigned to insurance and reinsurance companies in all insurance sectors, including the life & health, property & casualty, mortgage, financial guaranty and title insurance sectors, as well as managed care companies such as health maintenance organizations.

          The IFS rating uses the same ratings scale and symbols used by Fitch for its international ratings of long-term debt obligations and issuers. However, the definitions associated with the ratings reflect the unique aspects of the IFS rating within an insurance industry context. Ratings in the ‘AA’ through ‘CCC’ categories may be amended with a plus or minus sign to show relative standing within the major rating category. Ratings of ‘BBB-’ and higher are considered to be “Secure”, and those of ‘BB+’ and lower are considered to be “Vulnerable”.

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AAA

EXCEPTIONALLY STRONG. Companies assigned this highest rating are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors is expected to be extremely small.

AA

VERY STRONG. Companies are viewed as possessing very strong capacity to meet policyholder and contract obligations. Risk factors are modest, and the impact of any adverse business and economic factors is expected to be very small.

A

STRONG. Companies are viewed as possessing strong capacity to meet policyholder and contract obligations. Risk factors are moderate, and the impact of any adverse business and economic factors is expected to be small.

BBB

GOOD. Companies are viewed as possessing good capacity to meet policyholder and contract obligations. Risk factors are somewhat high, and the impact of any adverse business and economic factors is expected to be material, yet manageable.

BB

Moderately Weak. Companies are viewed as moderately weak with an uncertain capacity to meet policyholder and contract obligations. Though positive factors are present, overall risk factors are high, and the impact of any adverse business and economic factors is expected to be significant.

B

Weak. Companies are viewed as weak with a poor capacity to meet policyholder and contract obligations. Risk factors are very high, and the impact of any adverse business and economic factors is expected to be very significant.

CCC, CC, C

Very Weak. Companies rated in any of these three categories are viewed as very weak with a very poor capacity to meet policyholder and contract obligations. Risk factors are extremely high, and the impact of any adverse business and economic factors is expected to be insurmountable. A ‘CC’ rating indicates that some form of insolvency or liquidity impairment appears probable. A ‘C’ rating signals that insolvency or a liquidity impairment appears imminent.

DDD, DD, D

Distressed. These ratings are assigned to companies that have either failed to make payments on their obligations in a timely manner, are deemed to be insolvent, or have been subjected to some form of regulatory intervention. Within the ‘DDD’-’D’ range, those companies rated ‘DDD’ have the highest prospects for resumption of business operations or, if liquidated or wound down, of having a vast majority of their obligations to policyholders and contractholders ultimately paid off, though on a delayed basis (with recoveries expected in the range of 90-100%). Those rated ‘DD’ show a much lower likelihood of ultimately paying off material amounts of their obligations in a liquidation or wind down scenario (in a range of 50-90%). Those rated ‘D’ are ultimately expected to have very limited liquid assets available to fund obligations, and therefore any ultimate payoffs would be quite modest (at under 50%).

     Short-Term Insurer Financial Strength Ratings

          Fitch will only assign a ST-IFS rating to insurers that also have been assigned an IFS rating. Currently, ST-IFS ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

          The ST-IFS rating uses the same international ratings scale used by Fitch for short-term debt and issuer ratings. Ratings of ‘F1’, ‘F2’ and ‘F3’ are considered to be “Secure”, while those of ‘B’ and below are viewed as “Vulnerable”.

F1

STRONG. Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.

F2	MODERATELY STRONG. Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.

F3	MODERATE. Insurers are viewed as having a moderate capacity to meet their near-term obligations, and a near-

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term adverse change in business or economic factors would likely move the insurer to a ‘vulnerable’ rating category.

B	WEAK. Insurers are viewed as having a weak capacity to meet their near-term obligations.

C	VERY WEAK. Insurers are viewed as having a very weak capacity to meet their near-term obligations.

D	DISTRESSED. Insurers have either been unable to meet near-term obligations, or the failure to meet such obligations is imminent.

DESCRIPTION OF SHORT-TERM MUNICIPAL BOND RATINGS

Moody’s

          Moody’s ratings for short-term municipal obligations are designated “Moody’s Investment Grade (“MIG”) or “Variable Moody’s Investment Grade” (“VMIG”), in the case of variable rate demand obligations (VRDOs). For VRDOs, a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features. Those short-term obligations that are of speculative quality are designated SG.

MIG1/VMIG1	Superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2	Strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG3/VMIG3	Acceptable credit quality. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

SG	Speculative quality. Debt instruments in this category lack margins of protection.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

SP-1	Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest.

SP-3	Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

Moody’s

aaa	Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa	High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a

Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

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baa	Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba

Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b	Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	Lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Dominion

     Preferred Share Rating Scale

Pfd-1

Preferred shares rated “Pfd-1” are of superior credit quality, and are supported by entities with strong earnings and balance sheet characteristics. “Pfd-1” generally corresponds with companies whose senior bonds are rated in the “AAA” or “AA” categories. As is the case with all rating categories, the relationship between senior debt ratings and preferred share ratings should be understood as one where the senior debt rating effectively sets a ceiling for the preferred shares issued by the entity. However, there are cases where the preferred share rating could be lower than the normal relationship with the issuer’s senior debt rating.

Pfd-2

Preferred shares rated “Pfd-2” are of satisfactory credit quality. Protection of dividends and principal is still substantial, but earnings, the balance sheet, and coverage ratios are not as strong as Pfd-1 rated companies. Generally, “Pfd-2” ratings correspond with companies whose senior bonds are rated in the “A” category.

Pfd-3

Preferred shares rated “Pfd-3” are of adequate credit quality. While protection of dividends and principal is still considered acceptable, the issuing entity is more susceptible to adverse changes in financial and economic conditions, and there may be other adversities present which detract from debt protection. “Pfd-3” ratings generally correspond with companies whose senior bonds are rated in the higher end of the “BBB” category.

Pfd-4

Preferred shares rated “Pfd-4” are speculative, where the degree of protection afforded to dividends and principal is uncertain, particularly during periods of economic adversity. Companies with preferred shares rated “Pfd-4” generally coincide with entities that have senior bond ratings ranging from the lower end of the “BBB” category through the “BB” category.

Pfd-5

Preferred shares rated “Pfd-5” are highly speculative and the ability of the entity to maintain timely dividend and principal payments in the future is highly uncertain. The “Pfd-5” rating generally coincides with companies with senior bond ratings of “B” or lower. Preferred shares rated “Pfd-5” often have characteristics which, if not remedied, may lead to default.

“D”	This category indicates preferred shares that are in arrears of paying either dividends or principal.

(“high”, “low”) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicate a rating that is essentially in the middle of the category. In order to alert subscribers

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to the fact that in a default situation there is a potentially higher risk of loss with a non-cumulative security, Dominion uses the “n” designation. This method essentially alerts subscribers to the potential risk that would arise in a default scenario without penalizing the base rating, where the key focus is to measure credit risk and the likelihood of default. Dominion has chosen to provide the same type of alert for hybrid instruments using the “y” designation.

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APPENDIX B -INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. The Portfolios invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “INVESTMENT OBJECTIVES AND POLICIES” section of this Statement of Additional Information.

FUND NAME	FUND CODE

JPMorgan Liquid Assets Money Market Fund	1

JPMorgan U.S. Treasury Plus Money Market Fund	2

JPMorgan Municipal Money Market Fund	3

JPMorgan Michigan Municipal Money Market Fund	4

JPMorgan Ohio Municipal Money Market Fund	5

JPMorgan U.S. Government Money Market Fund	6

Instrument	Fund Code

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

1, 3-5

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.	1, 3-5

Certificates of Deposit: Negotiable instruments with a stated maturity.	1, 3-5

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1, 3-5

Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

1, 3-5

Extendable Commercial Notes: Variable rate notes which normally mature within a short period of time (e.g., one month) but which may be extended by the issuer for a maximum maturity of thirteen months.

1, 3-5

Foreign Securities: Commercial paper of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.	1, 3-5

Investment Company Securities: Shares of other money market mutual funds, including JPMorgan money market funds and shares of other money market funds for which JPMorgan Investment Advisors or its affiliates serve as investment adviser or administrator. JPMorgan Investment Advisors will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

1, 3-6

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs).

1, 3-6

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Instrument	Fund Code

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

1, 3-5

Participation Interests: Interests in municipal securities, including municipal leases, from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.

1, 3-5

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-6

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1, 3-5

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-3

Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	1, 6

Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).	1

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1, 3-5

Treasury Receipts: TRs, TIGRs and CATS.	1, 3-5

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include Ginnie Mae, Fannie Mae and Freddie Mac.	1, 3-6

U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES. The U.S. Treasury Plus Money Market Fund does not buy STRIPS and CUBES.	1-6

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	1, 3-6

When-Issued Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-6

87

PART C

Item 23.  Exhibits

(a)(1)	Certificate of Trust dated November 12, 2004 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 69 (filed February 18, 2005) to Registrant’s Registration Statement on Form N-1A.

(a)(2)	Declaration of Trust dated November 5, 2004 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 69 (filed February 18, 2005) to Registrant’s Registration Statement on Form N-1A.

(a)(3)	Amended Schedule B, dated May 13, 2005, to the Declaration of Trust dated November 5, 2004 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 72 (filed May 16, 2005) to Registrant’s Registration Statement on Form N-1A.

(a)(4)	Amended Schedule B, dated May 18, 2006, to the Declaration of Trust dated November 5, 2004. Filed herewith.

(b)	By-Laws dated November 5, 2004 is incorporated by reference to Exhibit (b) to Post-Effective Amendment to Registrant’s Registration Statement on Form N-1A.

(c)	Instrument defining rights of shareholders incorporated by reference to Exhibits (a)(2) and (b).

(d)(1)	Amended and Restated Investment Advisory Agreement dated as of August 12, 2004 between Registrant and Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005) is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(d)(2)	Revised Schedule A dated as of September 30, 2004 to the Amended and Restated Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005) is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(d)(3)	Amended and Restated Sub-Investment Advisory Agreement dated as of August 18, 2004 between Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005) and Banc One High Yield Partners, LLC (renamed JPMorgan High Yield Partners LLC as of February 19, 2005) with respect to the High Yield Bond Fund is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(d)(4)	Amended and Restated Sub-Investment Advisory Agreement, dated as of August 18, 2004 between Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005) and Banc One High Yield Partners, LLC (renamed JPMorgan High Yield Partners LLC as of February 19, 2005) with respect to Income Bond Fund is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(d)(5)	Investment Advisory Agreement dated as of September 30, 2004 by and between Registrant and Security Capital Research and Management Incorporated with respect to the U. S. Real Estate Fund is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(d)(6)	Investment Advisory Agreement made as of August 12, 2004 between Registrant and J.P. Morgan Investment Management Inc. with respect to International Equity Index Fund is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 68 (filed October 27, 2004) to Registrant’s Registration Statement on Form N-1A.

(e)(1)	Distribution Agreement between Registrant and JPMorgan Distribution Services, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(e)(2)	Form of Amended Schedule B to the Distribution Agreement. Filed herewith.

(e)(3)	Form of Amended Schedule C to the Distribution Agreement. Filed herewith.

(e)(4)	Form of Amended Schedule D to the Distribution Agreement. Filed herewith.

(e)(5)	Form of Amended Schedule E to the Distribution Agreement. Filed herewith.

(e)(6)	Form of Amended Schedule F to the Distribution Agreement. Filed herewith.

1

(f)	Amended and Restated Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust is incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A.

(g)(1)(a)	Global Custody and Fund Accounting Agreement dated February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(g)(1)(b)	Form of Amendment to Global Custody and Fund Accounting Agreement, including Schedule A, dated May 1, 2006. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 28, 2006 (Accession Number 0001047469-06-005962).

(g)(1)(c)	Form of Amended Schedule A to the Global Custody and Fund Accounting Agreement. Filed herewith.

(h)(1)(a)	Administration Agreement between Registrant and JPMorgan Funds Management, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(1)(b)	Form of Amendment, including amended Schedule A and B, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 28, 2006 (Accession Number 0001047469-06-005962).

(h)(1)(c)	Form of Schedule B to the Administration Agreement. Filed herewith.

(h)(2)(a)	Transfer Agency Agreement between Registrant and Boston Financial Data Services, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(2)(b)	Form of Appendix A to the Transfer Agency Agreement. Filed herewith.

(h)(3)(a)	Shareholder Servicing Agreement, effective February 19, 2005, between Registrant and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(3)(b)	Form of Amended Schedule B to the Shareholder Servicing Agreement. Filed herewith.

(h)(4)	Securities Lending Agreement, Amended and Restated as of August 11, 2005, between the Registrant and JPMorgan Chase Bank. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 73 to the Registration Statement on September 23, 2005 (Accession Number 0001145443-05-002331).

(h)(5)	Indemnification Agreement dated August 10, 2004. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(6)	Form of Trust Fund/SERV Agreement between the Registrant and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(7)	Form of Sub Transfer Agency Agreement between the Record keeper and the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(8)	Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(9)	Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(10)	Form of Bilateral Networking Agreement between Registrant and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(11)	Form of Fee Waiver and Expense Reimbursement Agreement for the R Class shares of the JPMorgan Trust II funds listed on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 82 to the Registration Statement on May 5, 2006 (Accession Number 0001193125-06-101783).

(i)	Opinion and consent of counsel. Filed herewith.

(j)(1)	Consent of Ropes & Gray LLP. Filed herewith.

(j)(2)(a)	Consent of PricewaterhouseCoopers LLP. for the JPMorgan Income and Municipal Bond Funds. Filed herewith.

(j)(2)(b)	Consent of PricewaterhouseCoopers LLP. for the JPMorgan Money Market Funds. Filed herewith.

(k)	None

2

(l)	Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant’s Registration Statement on Form N-1A.

(m)(1)	Combined Amended and Restated Distribution Plan. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 73 to the Registration Statement on September 23, 2005 (Accession Number 0001193125-05-190523).

(m)(2)	Combined Amended and Restated Schedule B to the Distribution Plan. Filed herewith.

(n)(1)	Combined Amended and Restated 18f-3 Multi-Class Plan. Filed herewith.

(p)(1)	Code of Ethics for the One Group Mutual Funds and other related funds is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 68 (filed December 16, 2004) to the Registrant’s Registration Statement on Form N-1A.

(p)(2)	Code of Ethics of Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005), BancOne High Yield Partners (renamed JPMorgan High Yield Partners LLC as of February 19, 2005) LLC, J.P. Morgan Investment Management Inc. and Security Capital Research and Management Incorporated is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 68 (filed December 16, 2004) to the Registrant’s Registration Statement on Form N-1A.

(p)(3)	Code of Ethics for One Group Dealer Services (renamed JPMorgan Distribution Services, Inc. as of February 19, 2005) is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 68 (filed December 16, 2004) to the Registrant’s Registration Statement on Form N-1A.

Item 24.  Persons Controlled by or under Common Control with Registrant

As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Section 3 and Section 5 of Registrant’s Declaration of Trust and Section 1.10 of Registrant’s Distribution Agreement.

The Registrant’s Declaration of Trust states that every person who is, has been, or becomes a Trustee or officer of the Trust or is or has been a trustee or director of a Predecessor Entity shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity and against amounts paid or incurred by him or her in the settlement thereof.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer or agent of the Trust or a trustee or director of a predecessor entity in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity.

The Trust agrees to indemnify, defend and hold the Distributor, its several directors, officers and employees, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Distributor, its directors, officers and employees, or any such controlling person may incur under the Securities Act or under common law or otherwise arising out of or based upon

3

(i) any untrue statement, or alleged untrue statement, of a material fact contained in any registration statement or any prospectus, (ii) any omission, or alleged omission, to state a material fact, required to be stated in either any registration statement or any prospectus, or necessary to make the statements in either thereof not misleading, or (iii) any Trust advertisement or sales literature that is not in compliance with applicable laws, rules or regulations (including, but not limited to the Conduct Rules of the National Association of Securities Dealers, Inc.). However, the Trust’s agreement to indemnify the Distributor, its directors, officers or employees, and any such controlling person, shall not be deemed to cover any claims, demands, liabilities or expenses arising out of any statements or representations as are contained in any prospectus, advertisement or sales literature and in such financial and other statements as are furnished in writing to the Trust by the Distributor and used in the answers to the registration statement or in the corresponding statements made in the prospectus, advertisement or sales literature, or arising out of or based upon any omission or alleged omission to state a material fact in connection with the giving of such information required to be stated in such answers or necessary to make the answers not misleading. Further, the Trust’s agreement to indemnify Distributor and the Trust’s representations and warranties set forth in the Distribution Agreement shall not be deemed to cover any liability to the Trust or its Shareholders to which Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Distributor’s reckless disregard of its obligations and duties under the Distribution Agreement.

Item 26.  Business and Other Connections of Investment Advisers

JPMorgan Investment Advisors Inc. (“JPMorgan Investment Advisors”) performs investment advisory services for all of the Funds of JPMorgan Trust II, except the U. S. Real Estate Fund and the International Equity Index Fund. JPMorgan High Yield Partners LLC provides investment advisory services for the High Yield Bond Fund and Core Plus Bond Fund. Security Capital Research & Management Incorporated provides investment advisory services for the U. S. Real Estate Fund. J.P. Morgan Investment Management Inc. serves as advisor to the International Equity Index Fund.

JPMorgan Investment Advisors, JPMorgan High Yield Partners LLC, Security Capital Research & Management Incorporated, and J.P. Morgan Investment Management Inc. are indirect wholly owned subsidiaries of JPMorgan Chase & Co., a bank holding company incorporated in the state of Delaware.

To the knowledge of Registrant, none of the directors or officers of JPMorgan Investment Advisors, Security Capital Research & Management Incorporated, JPMorgan High Yield Partners LLC and J.P. Morgan Investment Management Inc. except as set forth or incorporated herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of JPMorgan Investment Advisors who are engaged in any other business, profession, vocation or employment of a substantial nature.

JPMorgan Investment Advisors

Position with JPMorgan Investment Advisors	Other Substantial Occupation	Type of Business
Evelyn V. Guernsey,	President and Managing Director	Investment
Chairperson, President & CEO	J. P. Morgan Investment
Management Inc.
522 Fifth Avenue,
New York, NY 10036
John C. Noel, Treasurer and CFO	None	Investment
Gary Madich, Director and Senior Managing Director	None	Investment
William T. Norris, Director	Managing Director, Portfolio Management Group, JPMorgan Investment Advisors, 120 South La Salle Street Chicago, IL 60603	Investment
James A Sexton, Director and Senior Managing Director	None	Investment
Richard P. Butler II, Director and Senior Managing Director	None	Investment
Verlin L. Horn, Senior Managing Director	None	Investment

4

Except as noted above, the principal business address of the principal executive officer and directors of JPMorgan Investment Advisors is 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211.

Security Capital Research & Management Incorporated (Security Capital)

Position with Security Capital Research & Management Incorporated	Other Substantial Occupation	Type of Business
Anthony R. Manno Jr; Director,	Director, Security Capital	Investment
President and Managing Director	Preferred Growth
Incorporated and Bulgarian
American Enterprise Fund

Michael J. Heller	None	Investment
Treasurer

Scott E. Richter,	Senior Associate General	Investment
Secretary	Counsel for the Investment
Management Group for
JPMorgan Chase

Except as noted above, the principal business address of the officers and director of Security Capital is 10 South Dearborn, Chicago, IL 60603.

JPMorgan High Yield Partners LLC

        JPMorgan High Yield Partners LLC (“JPMorgan High Yield Partners”), a limited liability company organized under the laws of Ohio is the Sub-Investment Advisor to the High Yield Bond Fund and the Core Plus Bond Fund. Set forth below are the names and principal businesses of the managers and investment officers of JPMorgan High Yield Partners who are engaged in any other business, profession, vocation or employment of a substantial nature.

Position with JPMorgan High Yield Partners	Other Substantial Occupation	Type of Business
James P. Shanahan, Manager	Pacholder Associates, Inc.,	Investment
Managing Director & General
Counsel, 8044 Montgomery Road,
Suite #382, Cincinnati, Ohio
45236

William J. Morgan, Vice President-Portfolio	Pacholder Associates, Inc.,	Investment
Manager and Manager	President, 8044 Montgomery
Road, Suite #382, Cincinnati,
Ohio 45236

Verlin L. Horn, Manager	JPMorgan Investment Advisors,	Investment
Chief Financial Officer, 1111
Polaris Parkway, Columbus, Ohio
43271

Duane Huff, Manager	JPMorgan Investment Advisors,	Investment
Portfolio Manager, 1111 Polaris
Parkway, Columbus, Ohio 43271

Gary Madich, Chairman and Chief Executive Officer	JPMorgan Investment Advisors,	Investment
and Manager	Senior Vice President and Fixed
Income Chief Investment
Officer, 1111 Polaris Parkway,
Columbus, Ohio 43271

James E. Gibson, Vice President-Senior Analyst	Pacholder Associates, Inc.,	Investment
Executive Vice President, 8044
Montgomery Road, Suite #382,
Cincinnati, Ohio 45236

John C. Noel, Chief Financial Officer	JPMorgan Investment Advisors,	Investment
Chief Financial Officer, 1111
Polaris Parkway, Columbus, Ohio
43271

5

J.P.Morgan Investment Management Inc.

Position with	Other Substantial Occupation	Type of Business
Clive Brown	None	Investment
Director, Managing Director

Evelyn V. Guernsey	Chairperson, President and CEO,	Investment
President, Director, Managing	JPMorgan Investment Advisors Inc.
Director

George C.W. Gatch	None	Investment
Director, Managing Director

Seth P. Bernstein	None	Investment
Global Head of Fixed Income,
Managing Director

Lawrence M. Unrein	None	Investment
Director, Managing Director

Martin R. Porter	None	Investment
Global Head of Equities, Managing
Director

Anthony M. Roberts	None	Investment
Head of Legal, Managing Director

_________________

*	The business address for each officer and director is 522 Fifth Avenue, New York, New York 10036.

The business and other connections of each directors of J.P. Morgan Investment Management Inc. is currently listed in the investment adviser registration on Form ADV for J.P. Morgan investment Management Inc. (File No. 801-21011) and is incorporated by reference herein.

Item 27.  Principal Underwriters

(a) JPMorgan Distribution Services, Inc. acts as distributor for the shares of the Registrant.

(b) The directors and officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, Ohio 43271.

Name	Positions and Offices With JPMorgan Distribution Services, Inc.	Positions With Registrant
George C.W. Gatch	Director	President
Michael R. Machulski	Director, Vice President & Treasurer	None
Robert L. Young	Director, Vice President	Senior Vice President
David J. Thorp, Jr	Vice President	None
James C. Berry	Vice President & Secretary	None
Nancy E. Fields	Vice President	Assistant Secretary
Jessica K. Ditullio	Assistant Secretary	Assistant Secretary
Anthony J. Horan	Assistant Secretary	None
Euisun L. Lee	Assistant Secretary	None
Frank J. Drozek	Assistant Treasurer	None
Christopher J. Mohr	Assistant Treasurer	None

6

(c)	Not applicable.

Item 28.  Location of Accounts and Records

(1)	JPMorgan Investment Advisors Inc., 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 (records relating to its functions as Investment Adviser).

(2)	JPMorgan High Yield Partners LLC, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 and 8044 Montgomery Road, Suite #382, Cincinnati, Ohio 45236 (records relating to its functions as Sub-Investment Adviser to the High Yield Bond Fund and the Core Plus Bond Fund).

(3)	Security Capital Research & Management Incorporated, 10 South Dearborn, Chicago, Illinois 60603 (records relating to its functions as Investment Adviser to the U. S. Real Estate Fund).

(4)	J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as Investment Adviser to the JPMorgan International Equity Index Fund).

(5)	JPMorgan Distribution Services, Inc., 1111 Polaris Parkway, Columbus, Ohio 43271 (records relating to its functions as Distributor for all Funds).

(6)	JPMorgan Funds Management, Inc., 1111 Polaris Parkway, Columbus, Ohio 43271-1235 (records relating to its functions as Administrator for all Funds).

(7)	Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as transfer agent to the Funds).

(8)	JPMorgan Chase Bank, N.A. Three Chase Metro Tech Center, Brooklyn, New York 11245 (records relating to its functions as custodian).

(9)	Ropes & Gray LLP, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, D.C. 20005 (Minute Books).

Item 29.  Management Services

        N/A

Item 30.  Undertakings

The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant’s outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant’s latest annual report to shareholders relating to that fund upon request and without charge.

7

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, JPMorgan Trust II, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and State of Ohio on the 28th day of June 2006.

JPMORGAN TRUST II By: GEORGE C.W. GATCH* George C.W. Gatch President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) as indicated.

WILLIAM J. ARMSTRONG*	WILLIAM G. MORTON, JR.*
William J. Armstrong	William G. Morton, Jr.
Trustee	Trustee

ROLAND R. EPPLEY, JR.*	ROBERT A. ODEN, JR.*
Roland R. Eppley, Jr	Robert A. Oden, Jr.
Trustee	Trustee

JOHN F. FINN*	FERGUS REID, III*
John F. Finn	Fergus Reid, III
Trustee	Trustee and Chairman

DR. MATTHEW GOLDSTEIN*	FREDERICK W. RUEBECK*
Dr. Matthew Goldstein	Frederick W. Ruebeck
Trustee	Trustee

ROBERT J. HIGGINS*	JAMES J. SCHONBACHLER*
Robert J. Higgins*	James J. Schonbachler
Trustee	Trustee

PETER C. MARSHALL*	LEONARD M. SPALDING, JR.*
Peter C. Marshall	Leonard M. Spalding, Jr.
Trustee	Trustee

MARILYN MCCOY*
Marilyn McCoy
Trustee

By SUZANNE E. CIOFFI*	By GEORGE C.W. GATCH*
Suzanne E. Cioffi	George C.W. Gatch
Treasurer	President

*By /s/ JESSICA K. DITULLIO
Jessica K. Ditullio
Attorney-in-Fact

8

JPMorgan Trust I	JPMorgan Investment Trust
JPMorgan Trust II	Undiscovered Managers Funds
J.P. Morgan Fleming Mutual Fund Group, Inc.	UM Investment Trust
J.P. Morgan Mutual Fund Group	UM Investment Trust II
J.P. Morgan Mutual Fund Investment Trust

POWERS OF ATTORNEY

        KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned constitutes and appoints George C.W. Gatch, Robert L. Young, Patricia A. Maleski, Stephanie J. Dorsey, Jessica K. Ditullio, Stephen M. Benham, Nancy E. Fields, Elizabeth A. Davin, John T. Fitzgerald, Michael C. Raczynski, Alaina V. Metz, Christopher D. Walsh, Stephen M. Ungerman, Suzanne E. Cioffi and Thomas J. Smith, and each of them, as his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission or any state regulatory agency or authority applicable to the above named Trusts, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done as fully to all intents and purposes as he or she might or could do in person in his or her capacity as a Trustee or officer of the Trusts, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

        This Powers of Attorney may be signed in one or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same document.

/s/ William J. Armstrong	/s/ William G. Morton, Jr.
William J. Armstrong	William G. Morton, Jr.

/s/ Roland R. Eppley, Jr	/s/ Robert A. Oden, Jr.
Roland R. Eppley, Jr	Robert A. Oden, Jr.

/s/ John F. Finn	/s/ Fergus Reid, III
John F. Finn	Fergus Reid, III

/s/ Matthew Goldstein	/s/ Frederick W. Ruebeck
Matthew Goldstein	Frederick W. Ruebeck

/s/ Robert J. Higgins	/s/ James J. Schonbachler
Robert J. Higgins	James J. Schonbachler

/s/ Peter C. Marshall	/s/ Leonard M. Spalding, Jr.
Peter C. Marshall	Leonard M. Spalding, Jr.

/s/ Marilyn McCoy
Marilyn McCoy	Dated: February 14, 2006.

JPMorgan Trust I	JPMorgan Investment Trust
JPMorgan Trust II	Undiscovered Managers Funds
J.P. Morgan Fleming Mutual Fund Group, Inc.	UM Investment Trust
J.P. Morgan Mutual Fund Group	UM Investment Trust II
J.P. Morgan Mutual Fund Investment Trust

POWERS OF ATTORNEY

        KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints Robert L. Young, Patricia A. Maleski, Stephanie J. Dorsey, Jessica K. Ditullio, Stephen M. Benham, Nancy E. Fields, Elizabeth A. Davin, John T. Fitzgerald, Michael C. Raczynski, Alaina V. Metz, Christopher D. Walsh, Stephen M. Ungerman, Suzanne E. Cioffi and Thomas J. Smith, and each of them, as his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission or any state regulatory agency or authority applicable to the above named Trusts, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done as fully to all intents and purposes as he or she might or could do in person in his or her capacity as a Trustee or officer of the Trusts, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

/s/ George C.W. Gatch
George C.W. Gatch	Dated: February 14, 2006.

JP MORGAN TRUST I
JP MORGAN TRUST II
J.P. MORGAN SERIES TRUST II
J.P. MORGAN FLEMING SERIES TRUST
J.P. MORGAN MUTUAL FUND INVESTMENT TRUST
J.P. MORGAN MUTUAL FUND GROUP
J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
UNDISCOVERED MANAGERS FUNDS
UM INVESTMENT TRUST
UM INVESTMENT TRUST II
ONE GROUP INVESTMENT TRUST

POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned constitutes and appoints Robert L. Young, Patricia A. Maleski, Stephanie J. Dorsey, Jessica K. Ditullio, Avery P. Maher, Stephen M. Benham, Nancy E. Fields, Elizabeth A. Davin, Alaina V. Metz, Christopher D. Walsh, Stephen M. Ungerman, Thomas J. Smith and Janet E. Squitieri, and each of them, as his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact's name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission or any state regulatory agency or authority applicable to the above named Trusts, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person in his capacity as an officer of the Trust, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

/s/ Suzanne E. Cioffi
Suzanne E. Cioffi

Exhibit Index

(a)(4)	Amended Schedule B, dated May 18, 2006, to the Declaration of Trust dated November 5, 2004.

(e)(2)	Form of Amended Schedule B to the Distribution Agreement.

(e)(3)	Form of Amended Schedule C to the Distribution Agreement.

(e)(4)	Form of Amended Schedule D to the Distribution Agreement.

(e)(5)	Form of Amended Schedule E to the Distribution Agreement.

(e)(6)	Form of Amended Schedule F to the Distribution Agreement.

(g)(1)(c)	Form of Amended Schedule A to the Global Custody and Fund Accounting Agreement.

(h)(1)(c)	Form of Amended Schedule B to the Administration Agreement.

(h)(2)(b)	Form of Amended Appendix A to the Transfer Agency Agreement.

(h)(3)(b)	Form of Amended Schedule B to the Shareholder Servicing Agreement.

(i)	Opinion and consent of counsel.

(j)(1)	Consent of Ropes & Gray LLP.

(j)(2)(a)	Consent of PricewaterhouseCoopers LLP. for the JPMorgan Income and Municipal Bond Funds.

(j)(2)(b)	Consent of PricewaterhouseCoopers LLP. for the JPMorgan Money Market Funds.

(m)(2)	Combined Amended and Restated Schedule B to the Distribution Plan.

(n)(1)	Combined Amended and Restated 18f-3 Multi-Class Plan.